   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 1998

                                            1933 ACT REGISTRATION NO. 333-
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                                   FORM N-14

               REGISTRATION STATEMENT
                      UNDER THE
               SECURITIES ACT OF 1933                  [X]
           PRE-EFFECTIVE AMENDMENT NO. __              [ ]
          POST-EFFECTIVE AMENDMENT NO. ____            [ ]

                             ---------------------

                           MORGAN STANLEY FUND, INC.
 (Exact Name of Registrant as Specified in Amended and Restated Certificate of
                                 Incorporation)

                               ONE PARKVIEW PLAZA
                        OAKBROOK TERRACE, ILLINOIS 60181
                    (Address of Principal Executive Offices)

                        TELEPHONE NUMBER: (680) 634-6000

                             ---------------------

               RONALD A. NYBERG, ESQ.                                      COPIES TO:
              EXECUTIVE VICE PRESIDENT,                               WAYNE W. WHALEN, ESQ.
            GENERAL COUNSEL AND SECRETARY                             THOMAS A. HALE, ESQ.
          VAN KAMPEN AMERICAN CAPITAL, INC.              SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
                 ONE PARKVIEW PLAZA                                      333 WEST WACKER
          OAKBROOK TERRACE, ILLINOIS 60181                           CHICAGO, ILLINOIS 60606
       (Name and Address of Agent for Service)

                             ---------------------

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

     TITLE OF SECURITIES BEING REGISTERED: SHARES OF COMMON STOCK, PAR VALUE $0.001 PER SHARE. NO FILING FEE IS DUE HEREWITH BECAUSE OF RELIANCE ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940.
================================================================================

                                EXPLANATORY NOTE

     This Registration Statement contains one Prospectus/Proxy Statement and one Statement of Additional Information relating to one of the twenty-two investment portfolios of the Registrant: Morgan Stanley Global Equity Allocation Fund. This Registration Statement is organized as follows:

     -- Cross Reference Sheet with respect to Morgan Stanley Global Equity
        Allocation Fund

     -- Questions and Answers to Shareholders of Van Kampen American Capital
        Global Equity Fund

     -- Notice of Special Meeting of Shareholders of Van Kampen American Capital
        Global Equity Fund

     -- Prospectus/Proxy Statement regarding the proposed Reorganization of Van
        Kampen American Capital Global Equity Fund into Morgan Stanley Global Equity Allocation Fund

     -- Prospectus of Morgan Stanley Global Equity Allocation Fund

     -- Statement of Additional Information regarding the proposed
        Reorganization of Van Kampen American Global Equity Fund into Morgan Stanley Global Equity Allocation Fund

     -- Part C Information

     -- Exhibits

                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND

         CROSS-REFERENCE SHEET PURSUANT TO RULE 481(A) OF REGULATION C
                        UNDER THE SECURITIES ACT OF 1933

FORM N-14
ITEM NO.                                                          PROSPECTUS/PROXY STATEMENT CAPTION*
---------                                                         -----------------------------------
PART A     INFORMATION REQUIRED IN THE PROSPECTUS/PROXY STATEMENT
Item 1.    Beginning of Registration Statement and Outside Front
             Cover Page of Prospectus/Proxy Statement...........  Outside front cover page of
                                                                    Prospectus/Proxy Statement
Item 2.    Beginning and Outside Back Cover Page of
             Prospectus/Proxy Statement.........................  Outside back cover page of
                                                                    Prospectus/Proxy Statement
Item 3.    Fee Table, Synopsis Information and Risk Factors.....  Summary; Risk Factors
Item 4.    Information about the Transaction....................  Summary; The Proposed Reorganization
Item 5.    Information about the Registrant.....................  Outside front cover page of
                                                                    Prospectus/Proxy Statement;
                                                                    Summary; The Proposed
                                                                    Reorganization; Other Information;
                                                                    Exhibit A; Prospectus and
                                                                    Statement of Additional
                                                                    Information of the MS Global
                                                                    Equity Allocation Fund
                                                                    (incorporated by reference)
Item 6.    Information about the Company Being Acquired.........  Outside front cover page of
                                                                    Prospectus/Proxy Statement;
                                                                    Summary; Exhibit A; Prospectus and
                                                                    Statement of Additional
                                                                    Information of the VKAC Global
                                                                    Equity Fund (incorporated by
                                                                    reference)
Item 7.    Voting Information...................................  Other Information; Voting
                                                                    Information and Requirements
Item 8.    Interest of Certain Persons and Experts..............  Summary; The Proposed Reorganization
Item 9.    Additional Information Required for Reoffering by
             Persons Deemed to be Underwriters..................  Not applicable
PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 10.   Cover Page...........................................  Cover Page
Item 11.   Table of Contents....................................  Table of Contents
Item 12.   Additional Information about the Registrant..........  Additional Information about the MS
                                                                    Global Equity Allocation Fund;
                                                                    Incorporation of Documents by
                                                                    Reference
Item 13.   Additional Information about the Company Being
             Acquired...........................................  Additional Information about the
                                                                    VKAC Global Equity Fund;
                                                                    Incorporation of Documents by
                                                                    Reference
Item 14.   Financial Statements.................................  Financial Statements; Incorporation
                                                                    of Documents by Reference
PART C     OTHER INFORMATION

Items 15-17. Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

---------------
 * References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

                                o  APRIL 1998  o

                              IMPORTANT NOTICE

                       TO VAN KAMPEN AMERICAN CAPITAL
                                GLOBAL EQUITY
                              FUND SHAREHOLDERS

QUESTIONS
 & ANSWERS

Although we recommend that you read the complete Prospectus/Proxy Statement, for your convenience, we have provided a brief overview of the issues to be voted on.


Q

WHY IS A SHAREHOLDER MEETING BEING HELD?

A

You are being asked to vote on a reorganization (the "Reorganization") of Van Kampen American Capital Global Equity Fund (the "VKAC Global Equity Fund") into Morgan Stanley Global Equity Allocation Fund (the "MS Global Equity Allocation Fund"), a fund that pursues a similar investment objective.


Q

WHY IS THE REORGANIZATION BEING RECOMMENDED?

A

After several transactions in 1996 and 1997, Van Kampen American Capital, Inc. ("VKAC") has become an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., Inc. VKAC through its subsidiaries acts as the adviser, distributor and shareholder servicing agent of the Van Kampen American Capital-sponsored family of retail funds. VKAC has recently also assumed similar roles for the Morgan Stanley-sponsored family of retail funds. The purpose of the proposed Reorganization is to permit the shareholders to (i) achieve certain economies of scale from the combined fund's larger net asset size upon consummation of the reorganization and the potentially lower operating expenses associated therewith, (ii) eliminate the duplication of services and expenses that currently exists as a result of the separate operations of the funds and (iii) obtain potentially greater portfolio diversity and potentially lower portfolio transaction costs.


Q

HOW WILL THE REORGANIZATION AFFECT ME?

A

Assuming shareholders of the VKAC Global Equity Fund approve the Reorganization, the assets and liabilities of the VKAC Global Equity Fund will be combined with those of the MS Global Equity Allocation Fund, and you will become a shareholder of the MS Global Equity Allocation Fund. You will receive shares of the MS Global Equity Allocation Fund equal in value (at the time of issuance) to your shares of the VKAC Global Equity Fund.

Q

WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?


A

You will pay no sales loads or commissions in connection with the Reorganization. If the Reorganization is completed, the costs associated with the proposed Reorganization, including the costs associated with the shareholder meeting, generally will be borne by the VKAC Global Equity Fund. As more fully discussed in the combined Prospectus/Proxy Statement, the holding period with respect to the contingent deferred sales charge applicable to Class B shares or Class C shares of the MS Global Equity Allocation Fund acquired in the Reorganization will be measured from the earlier of the time (i) the holder purchased such Class B shares or Class C shares from the VKAC Global Equity Fund or (ii) the holder purchased Class B shares or Class C shares of any other Van Kampen American Capital or Morgan Stanley fund and subsequently exchanged them for shares of the VKAC Global Equity Fund.


Q

HOW DO ADVISORY AND OTHER OPERATING FEES PAID BY THE MS GLOBAL EQUITY ALLOCATION FUND COMPARE TO THOSE PAYABLE BY THE VKAC GLOBAL EQUITY FUND?


A

The VKAC Global Equity Fund is advised by Van Kampen American Capital Asset Management, Inc. ("Asset Management"), a subsidiary of VKAC. The MS Global Equity Allocation Fund is advised by Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), also a subsidiary of VKAC. Each fund is subadvised by Morgan Stanley Asset Management, Inc. ("MSAM" or the "Subadviser"), an indirect, wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., Inc. Management of the funds anticipates that, as a result of the Reorganization, shareholders of the VKAC Global Equity Fund would be subject to lower total operating expenses as a percentage of net assets.


Q
WHAT WILL I HAVE TO DO TO OPEN AN ACCOUNT IN THE MS GLOBAL EQUITY ALLOCATION FUND? WHAT HAPPENS TO MY ACCOUNT IF THE REORGANIZATION IS APPROVED?

A
If the Reorganization is approved, your interest in shares of the VKAC Global Equity Fund automatically will be converted into shares of the MS Global Equity Allocation Fund, and we will send you written confirmation that this change has taken place. You will receive the same class of shares of the MS Global Equity Allocation Fund equal in value to your class of shares of the VKAC Global Equity Fund. Holders of Class A shares of the VKAC Global Equity Fund will receive Class A shares of the MS Global Equity Allocation Fund; holders of Class B shares of the VKAC Global Equity Fund will receive Class B shares of the MS Global Equity Allocation Fund; and holders of Class C shares of the VKAC Global Equity Fund will receive Class C shares of the MS Global Equity Allocation Fund. No certificates for MS Global Equity Allocation Fund shares will be issued in connection with the Reorganization, although such certificates will be available upon request. If you currently hold certificates representing your shares of the VKAC Global Equity Fund, it is not necessary to return such certificates; however, shareholders may want to present such certificates to receive certificates of the MS Global Equity Allocation Fund (to simplify proof of and to preserve the tax basis of separate lots of shares).

                              ABOUT THE PROXY CARD

Please vote on each issue using blue or black ink to mark an X in one of the boxes provided on the proxy card.

APPROVAL OF REORGANIZATION --
mark "For," "Against" or "Abstain"


OTHER BUSINESS - mark "For," "Against" or "Abstain"

Sign, date and return the proxy card in the enclosed postage-paid envelope. All registered owners of an account, as shown in the address, must sign the card. When signing as attorney, trustee, executor, administrator, custodian, guardian or corporate officer, please indicate your full title.

                                     PROXY

                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND
                        SPECIAL MEETING OF SHAREHOLDERS

SAMPLE

XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX

1. FOR  [  ]                  AGAINST [ ]                           ABSTAIN [ ]
   THE PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION XXXXXXXX.


2. FOR  [  ]                  AGAINST [ ]                           ABSTAIN [ ]
   TO ACT UPON ANY AND ALL OTHER BUSINESS.




XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX

Q

WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?

A

The Reorganization is intended to qualify as a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. If the Reorganization so qualifies, in general, a shareholder of the VKAC Global Equity Fund will recognize no gain or loss upon the receipt solely of the shares of the MS Global Equity Allocation Fund in connection with the Reorganization. Additionally, the VKAC Global Equity Fund would not recognize any gain or loss as a result of the transfer of all of its assets and liabilities solely in exchange for the shares of the MS Global Equity Allocation Fund or as a result of its liquidation.


Q

WHAT IF I REDEEM OR EXCHANGE MY SHARES OF THE VKAC GLOBAL EQUITY FUND BEFORE THE REORGANIZATION TAKES PLACE?

A

If you choose to redeem or exchange your shares of the VKAC Global Equity Fund before the Reorganization takes place, the redemption or exchange will be treated as a normal redemption or exchange of shares and generally will be a taxable transaction.

Q

WHERE DO I CALL FOR FURTHER INFORMATION?


A

Please call Investor Services at 1-800-341-2911 (Telecommunications Device for the Deaf users may call 1-800-772-8889) weekdays from 7:00 a.m. to 7:00 p.m. Central time.

                          VAN KAMPEN AMERICAN CAPITAL
                               GLOBAL EQUITY FUND
                               ONE PARKVIEW PLAZA
                        OAKBROOK TERRACE, ILLINOIS 60181
                                 (800) 421-5666

                           NOTICE OF SPECIAL MEETING
                                  MAY 14, 1998

  A Special Meeting of shareholders of Van Kampen American Capital Global Equity Fund (the "VKAC Global Equity Fund") will be held at the offices of Van Kampen American Capital, Inc., One Parkview Plaza, Oakbrook Terrace, Illinois 60181, on Thursday, May 14, 1998 at 1:00 p.m. (the "Special Meeting"), for the following purposes:

    (1) To approve an Agreement and Plan of Reorganization pursuant to which the VKAC Global Equity Fund would (i) transfer all of its assets to the Morgan Stanley Global Equity Allocation Fund (the "MS Global Equity Allocation Fund") in exchange solely for Class A, B and C shares of common stock of the MS Global Equity Allocation Fund and the MS Global Equity Allocation Fund's assumption of the liabilities of the VKAC Global Equity Fund, (ii) distribute such shares of the MS Global Equity Allocation Fund to the holders of shares of the VKAC Global Equity Fund and (iii) be dissolved.

    (2) To transact such other business as may properly come before the Special Meeting.

  Shareholders of record as of the close of business on March 27, 1998 are entitled to vote at the Special Meeting or any adjournment thereof.

                                       For the Board of Trustees,

                                       Ronald A. Nyberg
                                       Secretary

         , 1998

                             ---------------------

                      PLEASE VOTE PROMPTLY BY SIGNING AND
                         RETURNING THE ENCLOSED PROXY.
                             ---------------------

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus/Proxy Statement shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.

                SUBJECT TO COMPLETION -- DATED FEBRUARY 24, 1998

                           PROSPECTUS/PROXY STATEMENT

                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND

            RELATING TO THE ACQUISITION OF ASSETS AND LIABILITIES OF

                          VAN KAMPEN AMERICAN CAPITAL

                               GLOBAL EQUITY FUND

  This Prospectus/Proxy Statement is being furnished to shareholders of Van Kampen American Capital Global Equity Fund (the "VKAC Global Equity Fund") and relates to the special meeting of shareholders of the VKAC Global Equity Fund to be held at the offices of Van Kampen American Capital, Inc., One Parkview Plaza, Oakbrook Terrace, Illinois 60181 on Thursday, May 14, 1998 at 1:00 p.m. and at any and all adjournments thereof (the "Special Meeting"). Shareholders of record
as of the close of business on       , 1998 are entitled to vote at the Special
Meeting or any adjournment thereof. The purpose of the Special Meeting is to approve or disapprove the proposed reorganization of the VKAC Global Equity Fund (the "Reorganization") into the Morgan Stanley Global Equity Allocation Fund (the "MS Global Equity Allocation Fund"). The Reorganization would result in shareholders of the VKAC Global Equity Fund in effect exchanging their Class A, B and C shares of the VKAC Global Equity Fund for corresponding Class A, B and C shares of the MS Global Equity Allocation Fund. The purpose of the Reorganization is to permit the shareholders to (i) achieve certain economies of scale from the combined fund's larger net asset size upon consummation of the Reorganization and the potentially lower operating expenses associated therewith, (ii) eliminate the duplication of services and expenses that currently exists as a result of the separate operations of the funds and (iii) obtain greater portfolio diversity and potentially lower portfolio transaction costs.

  The MS Global Equity Allocation Fund is a series of the Morgan Stanley Fund, Inc., an open-end management investment company organized as a Maryland corporation (the "Morgan Stanley Fund"). The VKAC Global Equity Fund is a series of Van Kampen American Capital World Portfolio Series Trust, an open-end management investment company organized as a Delaware business trust (the "World Portfolio Trust"). The investment objective of the MS Global Equity Allocation Fund is to seek long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the subadviser and with stock selection within each country designed to replicate a broad market index which investment objective is similar to, but not identical to, the investment objective of the VKAC Global Equity Fund. The investment objective of the VKAC Global Equity Fund is to seek to provide long-term growth of capital by investing in a diversified portfolio of equity securities of companies located in any nation, including the United States. There can be no assurance that either fund will achieve its investment objective. The address, principal executive office and telephone number of the MS Global Equity Allocation Fund and the VKAC Global Equity Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 or (800) 421-5666. The
enclosed proxy and this Prospectus/Proxy Statement are first being sent to VKAC
Global Equity Fund shareholders on or about            , 1998.
                             ---------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                             ---------------------

  This Prospectus/Proxy Statement sets forth concisely the information shareholders of the VKAC Global Equity Fund should know before voting on the Reorganization (in effect, investing in Class A, B or C shares of the MS Global Equity Allocation Fund) and constitutes an offering of Class A, B and C shares of common stock, par value $0.001 per share, of the MS Global Equity Allocation Fund only. Please read it carefully and retain it for future reference. A
Statement of Additional Information dated       , 1998, relating to this
Prospectus/Proxy Statement (the "Reorganization SAI") has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. A Prospectus (the "MS Fund Prospectus") and Statement of Additional Information containing additional information about the MS Global Equity Allocation Fund, each dated October 28, 1997 (and as currently supplemented), have been filed with the SEC and are incorporated herein by reference. A copy of the MS Fund Prospectus accompanies this Prospectus/Proxy Statement. A Prospectus (the "VKAC Fund Prospectus") and Statement of Additional Information containing additional information about the VKAC Global Equity Fund, each dated September 28, 1997 (and as currently supplemented), have been filed with the SEC and are incorporated herein by reference. Copies of the foregoing may be obtained without charge by calling or writing the MS Global Equity Allocation Fund or the VKAC Global Equity Fund at the telephone number or address shown above. If you wish to request the Reorganization SAI, please ask for the "Reorganization SAI." IN ADDITION, EACH OF THE MS GLOBAL EQUITY ALLOCATION FUND AND THE VKAC GLOBAL EQUITY FUND WILL FURNISH, WITHOUT CHARGE, A COPY OF ITS MOST RECENT ANNUAL REPORT AND ANY SUBSEQUENT SEMI-ANNUAL REPORT TO A SHAREHOLDER UPON REQUEST. ANY SUCH REQUEST SHOULD BE DIRECTED TO VAN KAMPEN AMERICAN CAPITAL BY CALLING (800) 421-5666 OR BY WRITING THE RESPECTIVE FUND AT THE ADDRESS SHOWN ABOVE.
                             ---------------------

  No person has been authorized to give any information or make any representation not contained in this Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
                             ---------------------

  The Morgan Stanley Fund on behalf of the MS Global Equity Allocation Fund and the World Portfolio Trust on behalf of the VKAC Global Equity Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), and in accordance therewith file reports and other information with the SEC. Such reports, other information and proxy statements filed by the Morgan Stanley Fund on behalf of the MS Global Equity Allocation Fund and by the World Portfolio Trust on behalf of the VKAC Global Equity Fund can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at its Regional Office at 500 West Madison Street, Chicago, Illinois. Copies of such material can also be obtained from the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549, at prescribed rates. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains reports, other information and proxy statements filed by the Morgan Stanley Fund on behalf of the MS Global Equity Allocation Fund and by the World Portfolio Trust on behalf of the VKAC Global Equity Fund, such information is filed electronically with the SEC through the SEC's Electronic Data Gathering, Analysis and Retrieval system (EDGAR).

  The date of this Prospectus/Proxy Statement is       , 1998.

                          THE PROPOSED REORGANIZATION

A. SUMMARY

  The following is a summary of, and is qualified by reference to, the more complete information contained in this Prospectus/Proxy Statement and the information attached hereto or incorporated herein by reference. As discussed more fully below and elsewhere in this Prospectus/Proxy Statement, the Board of Trustees of the World Portfolio Trust (the "Board of Trustees") believes the proposed Reorganization (as defined herein) is in the best interests of shareholders of the VKAC Global Equity Fund. As a result of the Reorganization, shareholders of the VKAC Global Equity Fund would acquire an interest in the MS Global Equity Allocation Fund

  Shareholders should read the entire Prospectus/Proxy Statement carefully together with (i) the VKAC Fund Prospectus incorporated herein by reference and
(ii) the MS Fund Prospectus incorporated herein by reference and accompanying this Prospectus/Proxy Statement. This Prospectus/Proxy Statement constitutes an offering of Class A, B and C shares of the MS Global Equity Allocation Fund only.

THE REORGANIZATION

  This Prospectus/Proxy Statement is being furnished to shareholders of the VKAC Global Equity Fund in connection with the proposed combination of the VKAC Global Equity Fund with and into the MS Global Equity Allocation Fund pursuant to the terms and conditions of the Agreement and Plan of Reorganization between the VKAC Global Equity Fund and the MS Global Equity Allocation Fund (the "Agreement"). The Agreement provides that the VKAC Global Equity Fund would (i) transfer all of its assets to the MS Global Equity Allocation Fund in exchange solely for Class A, B and C shares of common stock of the MS Global Equity Allocation Fund and the MS Global Equity Allocation Fund's assumption of the liabilities of the VKAC Global Equity Fund, (ii) dissolve pursuant to a plan of liquidation and dissolution to be adopted by the Board of Trustees promptly following the Closing (as defined herein) and (iii) as part of such dissolution, distribute to each shareholder of the VKAC Global Equity Fund shares of the respective class of shares of the MS Global Equity Allocation Fund equal in value to their existing shares of the VKAC Global Equity Fund (collectively, the "Reorganization").

  The Board of Trustees has determined that the Reorganization is in the best interests of shareholders of each class of shares of the VKAC Global Equity Fund and that the interests of such shareholders will not be diluted as a result of the Reorganization. Similarly, the Board of Directors of the Morgan Stanley Fund (the "Board of Directors") has determined that the Reorganization is in the best interests of the MS Global Equity Allocation Fund and that the interests of each class of shares of existing shareholders of the MS Global Equity Allocation Fund will not be diluted as a result of the Reorganization. The Board of Trustees unanimously approved the Reorganization and the Agreement on October 24, 1997. The Board of Directors unanimously approved the Reorganization and the Agreement on October 24, 1997.

  The VKAC Global Equity Fund, as the primary beneficiary of the Reorganization, generally will bear all of the costs of soliciting approval of the Reorganization by its shareholders and related costs of the Reorganization in the event the Reorganization is completed, including expenses incurred by the MS Global Equity Allocation Fund. Payment of such expenses will reduce the amount of Class A, B or C shares of the MS Global Equity Allocation Fund received by shareholders of the VKAC Global Equity Fund on a pro rata basis. If the Reorganization is not completed, VKAC (defined below) will bear the costs associated with the Reorganization. See "THE PROPOSED
REORGANIZATION -- Expenses" below.

  The Board of Trustees is asking shareholders of the VKAC Global Equity Fund to approve the Reorganization at the Special Meeting to be held on Thursday, May 14, 1998. If shareholders of the VKAC Global Equity Fund approve the Reorganization, it is expected that the Closing will be after the close of business on May 31, 1998, but it may be at a different time as described herein.

  THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION. APPROVAL OF THE REORGANIZATION REQUIRES THE FAVORABLE VOTE OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES ENTITLED TO VOTE. SEE "VOTING INFORMATION AND REQUIREMENTS" BELOW.

REASONS FOR THE PROPOSED REORGANIZATION

  After several transactions in 1996 and 1997, Van Kampen American Capital, Inc. ("VKAC") has become an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., Inc. VKAC through its subsidiaries acts as the adviser, distributor and shareholder servicing agent of the Van Kampen American Capital-sponsored family of retail funds. VKAC has recently also assumed similar roles for the Morgan Stanley-sponsored family of retail funds. The Board of Trustees believes that the proposed Reorganization would be in the best interests of the shareholders of the VKAC Global Equity Fund because it would permit the shareholders to (i) achieve certain economics of scale from the combined fund's larger net asset size upon consummation of the Reorganization and the potentially lower operating expenses associated therewith, (ii) eliminate the duplication of services and expenses that currently exists as a result of the separate operations of the funds and (iii) obtain greater portfolio diversity and potentially lower portfolio transaction costs.

  In determining whether to recommend approval of the Reorganization to shareholders of the VKAC Global Equity Fund, the Board of Trustees considered a number of factors, including, but not limited to: (i) the capabilities and resources of the funds' advisers, the funds' subadviser and other service providers in the areas of marketing, investment and shareholder services; (ii) the expenses and advisory fees applicable to the VKAC Global Equity Fund and the MS Global Equity Allocation Fund before the Reorganization and the estimated expense ratios of the MS Global Equity Allocation Fund after the Reorganization;
(iii) the comparative investment performance of the VKAC Global Equity Fund and the MS Global Equity Allocation Fund; (iv) the terms and conditions of the Agreement and whether the Reorganization would result in dilution of VKAC Global Equity Fund or MS Global Equity Allocation shareholder interests; (v) the advantages of eliminating duplication of effort in marketing funds having similar investment objectives in addition to the economies of scale potentially realized through the combination of the two funds; (vi) the compatibility of the funds' investment objectives policies and practices; (vii) the compatibility of the funds' service features available to shareholders, including the retention of applicable holding periods and exchange privileges; (viii) the costs estimated to be incurred by the respective funds as a result of the Reorganization; and (ix) the anticipated tax consequences of the Reorganization.

  In this regard, the Board of Trustees reviewed information provided by Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), the investment adviser of the MS Global Equity Allocation Fund, Van Kampen American Capital Asset Management, Inc. ("Asset Management"), the investment adviser of the VKAC Global Equity Fund, and VKAC, the parent corporation of Advisory Corp. and Asset Management, relating to the anticipated impact to the shareholders of the VKAC Global Equity Fund as a result of the Reorganization. The Board considered the probability that the elimination of duplicative operations and the increase in asset levels of the combined fund after the Reorganization would result in the following potential benefits for shareholders of the VKAC Global Equity Fund, although there can, of course, be no assurances in this regard:

  (1) Achievement of Economies of Scale and Reduced Per Share Expenses. Combining the net assets of the VKAC Global Equity Fund with the assets of the MS Global Equity Allocation Fund should lead to reduced total operating expenses for shareholders of the VKAC Global Equity Fund, on a per share basis, by allowing fixed and relatively fixed costs, such as accounting, legal and printing expenses, to be spread over a larger asset base. Any reductions in expenses on a per share basis should, in turn, have a favorable effect on the relative total return to shareholders of the VKAC Global Equity Fund. Management anticipates that the Reorganization should lead to certain economies affecting the total operating expenses of the MS Global Equity Fund.

  (2) Elimination of Separate Operations. Consolidating the VKAC Global Equity Fund and the MS Global Equity Allocation Fund should eliminate the duplication of services and expenses that currently exists as a result of their separate operations. Consolidating the separate operations of the VKAC Global Equity Fund with those of the MS Global Equity Allocation Fund should promote more efficient operations on a more cost-effective basis.

  (3) Benefits to the Portfolio Management Process. The larger net asset size of the MS Global Equity Allocation Fund upon consummation of the Reorganization should generally permit it to purchase larger individual portfolio investments that may result in reduced transaction costs or more favorable pricing and provide the opportunity for greater portfolio diversity.

Based upon these and other factors, the Board of Trustees unanimously determined that the Reorganization is in the best interests of the shareholders of the VKAC Global Equity Fund.

COMPARISON OF THE MS GLOBAL EQUITY ALLOCATION FUND AND THE VKAC GLOBAL EQUITY
FUND

  GENERAL. The MS Global Equity Allocation Fund and the VKAC Global Equity Fund have similar investment objectives of seeking long-term capital appreciation. Both funds seek to achieve their investment objective by investing in U.S. and non-U.S. equity securities. Both funds use Morgan Stanley Asset Management, Inc. as subadviser ("MSAM" or the "Subadviser") to employ a top-down investment strategy that emphasizes country selection and weighting first and then individual stock selection within each country trying to replicate a broad market index for such country. The MS Global Equity Allocation Fund and VKAC Global Equity Fund do have differences with respect to certain investment practices as discussed in more detail below.

  INVESTMENT OBJECTIVES AND POLICIES. The investment objective of the MS Global Equity Allocation Fund as provided in the MS Fund Prospectus is to provide long-term capital appreciation by investing in equity securities of U.S. and non-U.S. in accordance with country weightings determined by the Subadviser and with stock selection within each country designed to replicate a broad market index. The investment objective of the VKAC Global Equity Fund as provided in the VKAC Fund Prospectus is to provide long-term growth of capital by investing in an internationally diversified portfolio of equity securities of companies located in any nation, including the United States. As a matter of investment policy, the VKAC Global Equity Fund also invests in accordance with country weightings determined by the Subadviser and with stock selection within each country designed to replicate a broad market index.

  Each fund seeks to achieve its investment objective by investing in an internationally diversified portfolio of equity securities. Under normal market conditions, at least 65% of each fund's total assets are invested in the equity securities of companies located in at least three countries, including the United States, as determined by the funds' adviser or the Subadviser (collectively referred to herein as the "Adviser"). Each fund describes equity securities to include common stocks, preferred stocks and warrants. The MS Global Equity Allocation Fund description of equity securities also includes convertible securities and allows for investment in convertible debt securities that are rated investment grade (rated in one of the four highest rating categories by a nationally recognized statistical rating organization) or, if unrated, determined to be of comparable quality by the Adviser.

  Each fund's Adviser determines country allocations for its fund on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. Each fund invests in the United States and other industrialized countries throughout the world that comprise the Morgan Stanley Capital International World Index, which currently includes Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore/Malaysia, Spain, Sweden, Switzerland, the United Kingdom and the United States. In addition, each fund may invest a portion of its assets in emerging country equity securities. The funds each currently intend to invest in some or all of the following countries:
Argentina, Indonesia, Portugal, South Africa, Brazil, Malaysia, Philippines, Thailand, India, Mexico, South Korea and Turkey.

  By analyzing a variety of macroeconomic and political factors, the Adviser develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are then used to determine what the Adviser believes to be a fair value for the stock market of each country. Discrepancies between actual value and fair value, as determined by the Adviser, provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the Subadviser's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. Dollars. The final country allocation decision for each fund is then reached by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.

  Within a particular country, investments are made through the purchase of equity securities which, in the aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International ("MSCI") Index for the particular country. The MSCI Indices measure the performance of stock markets worldwide. The various MSCI Indices are based on the share prices of companies listed on the local stock exchange of the specified country or countries within a specified region. The combined market capitalization of companies in these indices represent approximately 60 percent of the aggregate market value of the covered stock exchanges. Companies included in the MSCI country index replicate the industry composition of the local market and are a representative sampling of large, medium and small companies, subject to liquidity. Non-domiciled companies traded on the local exchange and companies with restricted float due to dominant shareholders or cross-ownership are avoided. The Adviser may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the respective funds.

  [Each fund may purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies.] Each fund may engage in forward forward currency exchange contracts, options, futures and options on futures. Each fund may enter into repurchase agreements. For temporary defensive purposes, each fund may invest in cash, money market instruments and short-term debt instruments and, with respect to the MS Global Equity Allocation Fund only, medium-term debt instruments.

  Each fund may invest a limited portion of its net assets in restricted securities and illiquid securities; the VKAC Global Equity Fund limit on illiquid and restricted securities is 10% of such Fund's net assets whereas the MS Global Equity Allocation Fund limit on illiquid securities is 15% of such Fund's net assets and the MS Global Equity Allocation Fund limit on restricted securities is 10% of such Fund's net assets. Each fund allows for a limited amount of lending of its portfolio securities; the VKAC Global Equity Fund limit is 15% of such Fund's total assets whereas the MS Global Equity Allocation Fund limit is at 33 1/3% of such Fund's total assets. Each fund allows for a limited amount of borrowing; the VKAC Global Equity Fund limit is 33 1/3% of such Fund's total assets for temporary borrowing to facilitate payment of redemption requests whereas the MS Global Equity Allocation Fund limit is 10% of such Fund's total assets for emergency or extraordinary purposes. [The VKAC Global Equity Fund allows for short sales against the box whereas the MS Global Equity Allocation Fund does not allow for short sales transactions.] The MS Global Equity Allocation Fund allows for investment in zero coupon debt securities, payment in kind securities, deferred payment securities, certain other derivative transactions such as structured notes, caps, and floors and for investment of up to 15% of the Fund's net assets in when-issued or delayed delivery transactions. The MS Global Equity Allocation Fund does not allow for any investment unseasoned issuers (companies which have together with their predecessors a record of less than three years' continuous operations) whereas the VKAC Global Equity Fund allows for investments in unseasoned companies limited to 5% of its total assets. See "Risk Factors."

  INVESTMENT ADVISERS AND SUBADVISER. The MS Global Equity Allocation Fund is advised by Advisory Corp., which is a wholly-owned subsidiary of VKAC. The

VKAC Global Equity Fund is advised by the Asset Management, which is also a wholly-owned subsidiary of VKAC. VKAC is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $57 billion under management or supervision. Van Kampen American Capital's more than 60 open-end and 37 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. VKAC is an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., Inc. ("MSDWD"). The principal office of Advisory Corp. and Asset Management is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

  Morgan Stanley Asset Management Inc. ("MSAM" or the "Subadviser") is the investment subadviser of each fund. MSAM is an indirect wholly-owned subsidiary of MSDWD. MSAM, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad.

  MSDWD and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; credit services; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.

  ADVISORY AND OTHER FEES. The contractual advisory fees of the MS Global Equity Allocation Fund and the VKAC Global Equity Fund are the same. Each fund is obligated to pay its respective adviser a monthly fee based on its average daily net assets at the annual rate of 1.00%. While the VKAC Global Equity Fund currently pays Asset Management at such rate, the MS Global Equity Allocation Fund currently pays Advisory Corp. at an annual rate of 0.89% due to a voluntary waiver by Advisory Corp. of a portion of the advisory fee. Each of Asset Management and Advisory Corp. retains the right from time to time to charge all or a portion of its management fee or to reimburse the respective fund for all or a portion of its other expenses.

  Subadvisory fees are paid to MSAM by the respective funds' adviser. The subadvisory fees of the MS Global Equity Allocation Fund are as follows: if the average daily net assets during the monthly period are less than or equal to $500 million, then Advisory Corp. shall pay MSAM one-half of the total investment advisory fee payable to Advisory Corp. by the Fund (after application of any fee waivers in effect) for such monthly period; and if the average daily net assets during the monthly period are greater than $500 million, then Advisory Corp. shall pay MSAM a fee for such monthly period equal to the greater of (a) one-half of what the total investment advisory fee payable to Advisory Corp. by the Fund (after application of any fee waivers in effect) for such monthly period would have been had the Fund's average daily net assets during such period been equal to $500 million, or (b) forty-five percent of the total investment advisory fee payable to Advisory Corp. by the Fund (after application of any fee waivers in effect) for such monthly period. The subadvisory fees of the VKAC Global Equity Fund are 50% of the compensation received by Asset Management.

  The total operating expenses (after fee waivers and expense reimbursements) of the MS Global Equity Allocation Fund for the six month period ended December 31, 1997 (on an annualized basis) were 1.70%, 2.45% and 2.45% of the average daily net assets attributable to Class A, B and C shares, respectively. Had no fee waiver or expense reimbursement been in effect, the total operating expenses during such period would have been 1.81%, 2.56% and 2.56% of the average daily net assets attributable to Class A, B and C shares, respectively.

  The total operating expenses for the VKAC Global Equity Fund for the six month period ended November 30, 1997 (on an annualized basis) were 2.02%, 2.78% and 2.79% of the average daily net assets attributable to Class A, B and C shares, respectively. There were no fee waivers or expense reimbursements in effect with respect to the VKAC Global Equity Fund during such period.

  Both the MS Global Equity Allocation Fund and the VKAC Global Equity Fund have adopted substantially identical distribution plans (the "Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act and have adopted substantially identical service agreements or plans (the "Service Plans"). Both the MS Global Equity Allocation Fund and the VKAC Global Equity Fund can pay up to 0.75% of their respective average daily net assets attributable to Class B and C shares for reimbursement of certain distribution-related expenses. In addition, both the MS Global Equity Allocation Fund and the VKAC Global Equity Fund can pay up to 0.25% of the respective average daily net assets attributable to Class A, B and C shares for the provision of ongoing services to shareholders. The distributor of both the VKAC Global Equity Fund's shares and the MS Global Equity Allocation Fund's shares is Van Kampen American Capital Distributors, Inc. ("VKAC Distributors"). For a complete description of these arrangements with respect to the MS Global Equity Allocation Fund, see the section of the MS Fund Prospectus entitled "Management of the Company -- Distributor." For a complete description of these arrangements with respect to the VKAC Global Equity Fund, see the section of the VKAC Fund Prospectus entitled "The Distribution and Service Plans."

  The table below sets forth (i) the fees and expenses paid by the MS Global Equity Allocation Fund for the six months ended December 31, 1997 (on an annualized basis) and the VKAC Global Equity Fund for the six months ended November 30, 1997 (on an annualized basis) and (ii) pro forma expenses for the combined fund.

                            EXPENSE COMPARISON TABLE

                                                       CLASS A SHARES                                CLASS B SHARES
                                        --------------------------------------------   ------------------------------------------
                                        MS GLOBAL EQUITY    VKAC GLOBAL                MS GLOBAL EQUITY   VKAC GLOBAL
                                        ALLOCATION FUND     EQUITY FUND    PRO FORMA   ALLOCATION FUND    EQUITY FUND   PRO FORMA
                                        ----------------    -----------    ---------   ----------------   -----------   ---------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchase
 of a Share (as a percentage of
 Offering Price).......................      5.75%(1)          5.75%         5.75%(1)        None             None         None
Maximum Deferred Sales Charge (as a
 percentage of the lower of the
 original purchase price or redemption
 proceeds).............................       None              None          None          5.00%(2)         5.00%(2)     5.00%(2)
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net
 assets)
Management Fees........................      0.89%(4)          1.00%         1.00%          0.89%(4)         1.00%        1.00%
Rule 12b-1 Fees........................      0.25%             0.25%         0.25%          1.00%            1.00%        1.00%
Other Expenses.........................      0.56%             0.77%         0.44%          0.56%            0.78%        0.44%
Total Fund Operating Expenses..........      1.70%(4)          2.02%         1.69%          2.45%(4)         2.78%        2.44%
Expense Example of Total Operating
 Expenses Assuming Redemption at the
 End of the Period(5)
 One Year..............................      $  74             $  77         $  74          $  75            $  78        $  75
 Three Years...........................        108               117           108            106              116          106
 Five Years............................        144               160           144            146              162          145
 Ten Years.............................        247               279           246            260              293          259
Expense Example of Total Operating
 Expenses Assuming No Redemption at the
 End of the Period(5)
 One Year..............................      $  74             $  77         $  74          $  25            $  28        $  25
 Three Years...........................        108               117           108             76               86           76
 Five Years............................        144               160           144            131              147          130
 Ten Years.............................        247               279           246            260              293          259

                                                       CLASS C SHARES
                                         ------------------------------------------
                                         MS GLOBAL EQUITY   VKAC GLOBAL
                                         ALLOCATION FUND    EQUITY FUND   PRO FORMA
                                         ----------------   -----------   ---------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchase
 of a Share (as a percentage of
 Offering Price).......................        None             None         None
Maximum Deferred Sales Charge (as a
 percentage of the lower of the
 original purchase price or redemption
 proceeds).............................       1.00%(3)         1.00%(3)     1.00%(3)
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net
 assets)
Management Fees........................       0.89%(4)         1.00%        1.00%
Rule 12b-1 Fees........................       1.00%            1.00%        1.00%
Other Expenses.........................       0.56%            0.79%        0.44%
Total Fund Operating Expenses..........       2.45%(4)         2.79%        2.44%
Expense Example of Total Operating
 Expenses Assuming Redemption at the
 End of the Period(5)
 One Year..............................       $  35            $  38        $  35
 Three Years...........................          76               87           76
 Five Years............................         131              147          130
 Ten Years.............................         279              312          278
Expense Example of Total Operating
 Expenses Assuming No Redemption at the
 End of the Period(5)
 One Year..............................       $  25            $  28        $  25
 Three Years...........................          76               87           76
 Five Years............................         131              147          130
 Ten Years.............................         279              312          278

                       (See notes on the following page)

Notes to Expense Comparison Table
(1) Class A shares of the MS Global Equity Allocation Fund received pursuant to the Reorganization will not be subject to a sales charge upon purchase.

(2) Class B Shares of the MS Global Equity Allocation Fund and VKAC Global Equity Fund are subject to a contingent deferred sales charge equal to 5.00% of the lesser of the then current net asset value or the original purchase price on Class B Shares redeemed during the first year after purchase, which charge is reduced to zero after a five year period as follows: Year 1 -- 5.00%; Year 2 -- 4.00%; Year 3 -- 3.00%; Year
     4 -- 2.50%; Year 5 -- 1.50%; Year 6 -- 0.00%.

(3) Class C shares of the MS Global Equity Allocation Fund and VKAC Global Equity Fund are subject to a contingent deferred sales charge equal to 1.00% of the lesser of the then current net asset value or the original purchase price on Class C shares redeemed during the first year after purchase, which charge is reduced to zero thereafter.

(4) After expense reimbursement. In the absence of expense reimbursement, "Management Fees" for the MS Global Equity Allocation Fund would have been 1.00% with respect to Class A, B and C shares and "Total Fund Operating Expenses" for the MS Global Equity Allocation Fund would have been 1.81%, 2.56% and 2.56% with respect to Class A, B and C shares, respectively.

(5) Expense examples reflect what an investor would pay on a $1,000 investment, assuming a 5% annual return with either redemption or no redemption at the end of each time period as noted in the above table. The Pro Forma column reflects expenses estimated to be paid on new shares purchased from the combined fund subsequent to the Reorganization.

  DISTRIBUTION, PURCHASE, VALUATION, REDEMPTION AND EXCHANGE OF SHARES. Both the MS Global Equity Allocation Fund and the VKAC Global Equity Fund offer three classes of shares. The Class A shares of both the MS Global Equity Allocation Fund and the VKAC Global Equity Fund are subject to an initial sales charge of up to 5.75%. The initial sales charge applicable to Class A shares of the MS Global Equity Allocation Fund will be waived for Class A shares acquired in the Reorganization. Any subsequent purchases of Class A shares of the MS Global Equity Allocation Fund after the Reorganization will be subject to an initial sales charge of up to 5.75%, excluding Class A shares purchased through the dividend reinvestment plan. Purchases of Class A shares of the MS Global Equity Allocation Fund or the VKAC Global Equity Fund in amounts of $1,000,000 or more are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within the first year after purchase.

  The Class B shares of both the MS Global Equity Allocation Fund and the VKAC Global Equity Fund do not incur a sales charge when they are purchased, but generally are subject to a contingent deferred sales charge of 5.00% if redeemed within the first year after purchase, which charge is reduced to zero after a five year period.

  The Class C shares of both the MS Global Equity Allocation Fund and the VKAC Global Equity Fund do not incur a sales charge when purchased, but are subject to a contingent deferred sales charge of 1.00% if redeemed within the first year after purchase.

  No contingent deferred sales charge will be imposed on Class B shares or Class C shares of the VKAC Global Equity Fund in connection with the Reorganization. The holding period and conversion period for Class B shares or Class C shares of the MS Global Equity Allocation Fund received in connection with the Reorganization will be measured from the earlier time (i) the holder purchased such shares from the VKAC Global Equity Fund or (ii) the holder purchased such shares from any other Van Kampen American Capital Fund or Morgan Stanley Fund and subsequently exchanged them for shares of the VKAC Global Equity Fund.

  Shares of the MS Global Equity Allocation Fund or the VKAC Global Equity Fund may be purchased by check, by electronic transfer, by bank wire and by exchange from certain other open-end mutual funds advised by Advisory Corp. or Asset Management and distributed by VKAC Distributors. For a complete description regarding purchase of shares and exchange of shares of the MS Global Equity Allocation Fund, see the sections of the MS Fund Prospectus entitled "Purchase of Shares" and "Shareholder Services--Exchange Privilege." For a complete description regarding purchase of shares and exchange of shares of the VKAC Global Equity Fund, see the sections of the VKAC Fund Prospectus entitled "Purchase of Shares" and "Shareholder Services--Exchange Privilege".

  Shares of the MS Global Equity Allocation Fund and the VKAC Global Equity Fund properly presented for redemption may be redeemed or exchanged at the next determined net asset value per share (subject to any applicable deferred sales charge). Shares of either the MS Global Equity Allocation Fund or the VKAC Global Equity Fund may be redeemed or exchanged by mail or by special redemption privileges (telephone exchange, telephone redemption, by check or electronic transfer). If a shareholder of either fund attempts to redeem shares within a short time after they have been purchased by check, the respective fund may delay payment of the redemption proceeds until such fund can verify that payment for the purchase of the shares has been (or will be) received.

  No further purchases of the shares of the VKAC Global Equity Fund may be made after the date on which the shareholders of the VKAC Global Equity Fund approve the Reorganization, and the stock transfer books of the VKAC Global Equity Fund will be permanently closed as of the date of Closing. Only redemption requests and transfer instructions received in proper form by the close of business on the day prior to the date of Closing will be fulfilled by the VKAC Global Equity Fund. Redemption requests or transfer instructions received by the VKAC Global Equity Fund after that date will be treated by the VKAC Global Equity Fund as requests for the redemption or instructions for transfer of the shares of the MS Global Equity Allocation Fund credited to the accounts of the shareholders of the VKAC Global Equity Fund. Redemption requests or transfer instructions received by the VKAC Global Equity Fund after the close of business on the day prior to the date of Closing will be forwarded to the MS Global Equity Allocation Fund. For a complete description of the redemption arrangements for the MS Global Equity Allocation Fund, see the section of the MS Fund Prospectus entitled "Redemption of Shares," and, for the VKAC Global Equity Fund, see the section of the VKAC Fund Prospectus entitled "Redemption of Shares."

  CAPITALIZATION. The following table sets forth the capitalization of the MS Global Equity Allocation Fund and the VKAC Global Equity Fund as of December 31, 1997, and the pro forma capitalization of the combined fund as if the Reorganization had occurred on that date. These numbers may differ at the time of Closing.

                  CAPITALIZATION TABLE AS OF DECEMBER 31, 1997

                               MS GLOBAL EQUITY      VKAC GLOBAL
                               ALLOCATION FUND       EQUITY FUND       PRO FORMA
                               ----------------      -----------       ---------
NET ASSETS (IN THOUSANDS)
  Class A shares.............         $ 74,593         $154,939          $229,407
  Class B shares.............         58,639            135,321           193,847
  Class C shares.............         80,036             14,433            94,457
                                 -----------          ---------       -----------
         Total...............       $213,268           $304,693          $517,711
                                 ===========          =========       ===========
NET ASSET VALUE PER SHARE
  Class A shares.............       $  14.34           $  14.35          $  14.34
  Class B shares.............          13.93              13.76             13.93
  Class C shares.............          14.07              13.91             14.07

SHARES OUTSTANDING (IN
  THOUSANDS)
  Class A shares.............          5,202             10,796            15,998
  Class B shares.............          4,209              9,832            13,915
  Class C shares.............          5,688              1,037             6,713
                                 -----------          ---------       -----------
         Total...............         15,099             21,665            36,626
                                 ===========          =========       ===========
SHARES AUTHORIZED
  Class A shares.............    375,000,000          Unlimited       375,000,000
  Class B shares.............    375,000,000          Unlimited       375,000,000
  Class C shares.............    375,000,000          Unlimited       375,000,000

  PERFORMANCE INFORMATION. The average annual total returns for MS Global Equity Allocation Fund for the one-year and three-year periods ended December 31, 1997 and for the period beginning January 4, 1993 (the date Class A shares of the MS Global Equity Allocation Fund were first offered for sale to the public) through December 31, 1997 were 9.73%, 14.07% and 12.83% with respect to its Class A shares; for the one-year period ended December 31, 1997 and for the period beginning August 21, 1995 (the date Class B shares of the MS Global Equity Allocation Fund were first offered for sale to the public) through December 31, 1997 were 10.49%, and 14.11% with respect to its Class B shares; and for the one-year and three-year periods ended December 31, 1997 and for the period beginning January 4, 1993 (the date Class C shares of the MS Global Equity Allocation were first offered to the public) through December 31, 1997 were 14.60%, 15.50% and 13.33% with respect to its Class C shares.

  The average annual total returns for the VKAC Global Equity Fund for the one-year, three-year and five-year periods ended December 31, 1997 and for the period beginning

August 5, 1991 (the date Class A shares of the VKAC Global Equity Fund were first offered for sale to the public) through December 31, 1997 were 9.10%, 14.36%, 12.12% and 10.79% with respect to its Class A shares; for the one-year, three-year and five-year periods ended December 31, 1997 and for the period beginning November 15, 1991 (the date Class B shares of the VKAC Global Equity Fund were first offered for sale to the public) through December 31, 1997 were 9.93%, 15.01%, 12.41% and 10.37% with respect to its Class B shares; and for the one-year and three-year periods ended December 31, 1997 and for the period beginning June 21, 1993 (the date Class C shares of the VKAC Global Equity Fund were first offered for sale to the public) through December 31, 1997 were 13.99%, 15.76% and 12.47% with respect to its Class C shares.

  The foregoing total returns include the effect of the maximum sales charge applicable to sales of shares of both the MS Global Equity Allocation Fund and the VKAC Global Equity Fund. The foregoing total returns also assume reinvestment of all dividends and distributions. The total returns are not necessarily indicative of future results. The performance of an investment company is the result of conditions in the securities markets, portfolio management and operating expenses. Although information such as that shown above is useful in reviewing a fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. In the absence of expense reimbursements for the MS Global Equity Allocation Fund, the MS Global Equity Allocation Fund's total returns would have been reduced.

  Management's discussion of the MS Global Equity Allocation Fund's and VKAC Global Equity Fund's performance as of each funds' last fiscal year end are attached hereto as Exhibit A.

  OTHER SERVICE PROVIDERS. The transfer agent for each fund is ACCESS Investor Services, Inc., a wholly-owned subsidiary of VKAC. The independent auditors for each fund is Price Waterhouse LLP. The MS Global Equity Allocation Fund obtains certain administrative services from Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank ("Chase"). The VKAC Global Equity Fund obtains certain accounting and legal services from Advisory Corp. and VKAC, respectively. The custodians for the MS Global Equity Allocation Fund are Chase for domestic securities and cash and Morgan Stanley Trust Company, an affiliate of the Adviser, for foreign assets. The custodian for the VKAC Global Equity Fund is State Street Bank and Trust Company.

  GOVERNING LAWS. The MS Global Equity Allocation Fund is a series of the Morgan Stanley Fund, an open-end management investment company organized as a Maryland corporation. The VKAC Global Equity Fund is a series of the World Portfolio Trust, an open-end management investment company organized as a Delaware business trust. While Maryland corporate law contains many provisions specifically applicable to management investment companies and Delaware business trust law is specifically drafted to accommodate some of the unique corporate governance needs of management investment companies, certain statutory differences do exist and the funds' organizational document contain certain differences summarized below. Each fund is subject to federal securities laws, including the 1940 Act and the rules and regulations promulgated by SEC thereunder, and applicable state securities laws.

  Consistent with Delaware law, the World Portfolio Trust has authorized the issuance of an unlimited number of shares for the VKAC Global Equity Fund. Consistent with Maryland law, the Morgan Stanley Fund has authorized a specific number of shares available for the MS Global Equity Allocation Fund, however, the Morgan Stanley Fund organizational documents provide directors with the authority to increase or decrease the authorized number of shares, from time to time, as they consider necessary. Both the World Portfolio Trust and the Morgan Stanley Fund allow the trustees/directors to create one or more separate investment portfolios and to establish a separate series of shares for each portfolio and to further subdivide the shares of a series into one or more classes.

  In general, the rights associated with common shares of beneficial interest of the World Portfolio Trust are similar to the rights associated with shares of common stock of the Morgan Stanley Fund. An area of potential difference is that, although shareholders of a Delaware business trust generally are not personally liable for obligations of the trust under Delaware law (the Delaware business trust law provides that shareholders of a Delaware business trust should be entitled to the same limitation of liability as shareholders of private, for profit corporations), similar statutory or other authority limiting business trust shareholder liability does not apply in many other states, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability. To guard against this risk, the World Portfolio Trust organizational documents (i) contain an express disclaimer of shareholder liability for acts or obligations of the trust and require notice of such disclaimer in each agreement, obligation or instrument entered into by the trust and (ii) provide for shareholder indemnification out of the series or fund property if any shareholder is held personally liable for the obligations of the trust. Management of the VKAC Global Equity Fund believes the risk of liability to a World Portfolio Trust shareholder beyond his or her investment is remote.

  Shareholders of a Maryland corporation currently have no personal liability for the corporation's acts or obligations, except that a shareholder may be liable to the extent that: (1) the dividends a shareholder receives exceed the amount which properly could have been paid under Maryland law, (2) the consideration paid to a shareholder by the Maryland corporation for stock was paid in violation of Maryland law or (3) a shareholder otherwise receives any distribution, payment or release which exceeds the amount which a shareholder could properly receive under Maryland law.

  Neither fund is required, and neither fund anticipates, holdings annual meetings of its shareholders. Both funds do have certain mechanics whereby shareholders can call a special meeting of the respective fund. Shareholders generally have the right to approve investment advisory agreements, elect trustees/directors, change fundamental investment policies, ratify the selection of independent auditors and vote on other matters required by law or deemed desirable by trustees/directors.

  The business of the World Portfolio Trust is supervised by nine trustees, whereas the business of the Morgan Stanley Fund is supervised by the same nine persons plus one additional person as director. The responsibilities, powers and fiduciary duties of trustees under Delaware law are substantially the same as those for directors under Maryland law. [Election of trustees by shareholders of the World Portfolio Trust requires the vote of a plurality of the shares present in person or by proxy at a meeting assuming a majority of such Trust's shares are present. Election of directors by shareholders of the Morgan Stanley Fund requires the vote of a majority of the shares present in person or by proxy at a meeting assuming a majority of such Fund's shares are present.] For the World Portfolio Trust and the Morgan Stanley Fund, trustee/director vacancies may be filled by approval of a majority of the trustees/directors then in office subject to provisions of the 1940 Act. Trustees/Directors terms are until the later of the election of such person's successor or resignation or removal. Each of the funds has substantially the same mandatory retirement age provisions for trustees/directors. Trustees of the World Portfolio Trust may be removed with or without cause by vote of 2/3's of the shares then outstanding or by vote of 2/3's of the number of trustees prior to such removal. Trustees of the Morgan Stanley Fund may be removed with or without cause by vote of a majority of the shares present or in person at a meeting.

  The foregoing is only a summary of certain differences between the VKAC Global Equity Fund under Delaware law and the MS Global Equity Allocation Fund under Maryland law. It is not intended to be a complete list of differences and shareholders should refer to the provisions of each fund's applicable organizational documents for a more thorough comparison. Such documents are filed are part of each fund's registration statements with the SEC and shareholders may obtain copies of such documents as described on page 2 of this prospectus/proxy statement.

B. RISK FACTORS

SIMILARITY OF RISKS

  The investment objectives of the MS Global Equity Allocation Fund and the VKAC Global Equity Fund are similar. The investment policies of the MS Global Equity Allocation Fund and the VKAC Global Equity Fund are similar insofar as they each invest, under normal market conditions, at least 65% of their respective net assets in equity securities of issuers in at least three different countries. Each of the Funds invests in securities of foreign issuers. Investment in securities of foreign issuers, especially in securities of issuers in emerging countries, involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing, and financial and other reporting standards and requirements comparable to those applicable to domestic companies. Therefore disclosure of certain material information may not be made and less information may be available to investors investing in foreign countries than in the United States. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and subject to greater price volatility than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the funds by domestic companies. Additional risks include future adverse political and income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, and the possible adoption of foreign governmental restrictions such as exchange controls. Also, it may be more difficult to obtain a judgment in a court outside the United States. Emerging countries may have less stable political environments than more developed countries.

  Each of the MS Global Equity Allocation Fund and the VKAC Global Equity Fund also engages in certain common investment practices such as the purchase and sale of [depositary receipts.] forward foreign currency exchange contracts, options, futures, options on futures, engaging in repurchase agreements, limited investing in restricted securities and illiquid securities, limited ability to loan portfolio securities, and limited ability to borrow.

  To the extent that the investment objectives and investment policies and practices of the MS Global Equity Allocation Fund and the VKAC Global Equity Fund are similar, the risks associated with an investment in the funds are similar.

  Investment in either of the MS Global Equity Allocation Fund or the VKAC Global Equity Fund may not be appropriate for all investors. Neither fund is intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the funds. An investment in either fund is intended to be a long-term investment and should not be used as a trading vehicle.

DIFFERENCES IN RISKS

  The MS Global Equity Allocation Fund and the VKAC Global Equity Fund have similar investment practices and similar investment restrictions. To the extent that the investment practices and restrictions for the funds are similar, the risks associated with an investment in the MS Global Equity Allocation Fund and the VKAC Global Equity Fund are similar. Nonetheless, investors are encouraged to read carefully the sections of the MS Fund Prospectus entitled "Investment Objective and Policies," "Additional Investment Information" and "Investment Limitations" and the sections of the VKAC Fund Prospectus entitled "Investment Objective and Policies" and "Investment Practices."

  STRUCTURED NOTES, SWAPS, CAPS, FLOORS, COLLARS, WHEN-ISSUED, DELAYED DELIVERY, PORTFOLIO SECURITIES LENDING, ZERO COUPON DEBT, PAYMENT IN KIND DEBT AND DEFERRED PAYMENT DEBT. The MS Global Equity Allocation Fund may enter into investment transactions involving structured notes, swaps, caps, floors, collars, when-issued securities, delay delivery securities, lending of portfolio securities, zero coupon debt, payment in kind debt and deferred payment debt. The VKAC Global Equity Fund does not engage or engages to a lesser degree in such transactions. Each of these transactions involve risks unique to such transactions. For a complete description of such transactions and the associated risks, see the appropriate subsections in the MS Global Equity Allocation Fund Prospectus under the heading entitled "Additional Investment Information."

C. THE PROPOSED REORGANIZATION

  The material features of the Agreement are summarized below. This summary does not purport to be complete and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Agreement attached as Appendix A to the Reorganization SAI, a copy of which may be obtained without charge by calling the MS Global Equity Allocation Fund or the VKAC Global Equity Fund at (800) 421-5666 and asking for the "Reorganization SAI".

TERMS OF THE AGREEMENT

  Pursuant to the Agreement, the MS Global Equity Allocation Fund series of the Morgan Stanley Fund would acquire all of the assets and the liabilities of the VKAC Global Equity Fund series of the World Portfolio Trust on the date of the Closing in consideration for Class A, B and C shares of the MS Global Equity Allocation Fund.

  Subject to the VKAC Global Equity Fund's shareholders approving of the Reorganization, the closing (the "Closing") will occur within 15 business days after the later of the receipt of all necessary regulatory approvals and the final adjournment of the Special Meeting or such later date as soon as practicable thereafter as the MS Global Equity Allocation Fund and the VKAC Global Equity Fund may mutually agree.

  On the date of Closing, the VKAC Global Equity Fund will transfer to the MS Global Equity Allocation Fund all of the assets and liabilities of the VKAC Global Equity Fund. The MS Global Equity Allocation Fund will in turn transfer to the VKAC Global Equity Fund a number of its Class A, B and C shares equal in value to the value of the net assets of the VKAC Global Equity Fund transferred to the MS Global Equity Allocation Fund as of the date of Closing, as determined in accordance with the valuation method described in the MS Global Equity Allocation Fund's then current prospectus. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the MS Global Equity Allocation Fund and the VKAC Global Equity Fund may distribute on or before the Closing all or substantially all of their respective undistributed net investment income (including net capital gains) as of such date.

  The VKAC Global Equity Fund expects to distribute the Class A, B and C shares of the MS Global Equity Allocation Fund to the shareholders of the VKAC Global Equity Fund promptly after the Closing and then dissolve pursuant to a plan of dissolution adopted by the Board of Trustees.

  The MS Global Equity Allocation Fund and the VKAC Global Equity Fund have made certain standard representations and warranties to each other regarding their respective capitalizations, status and conduct of business.

  Unless waived in accordance with the Agreement, the obligations of the parties to the Agreement are conditioned upon, among other things:

    1. the approval of the Reorganization by the VKAC Global Equity Fund's shareholders;

    2. the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Agreement;

    3. the receipt of all necessary approvals, registrations and exemptions under federal and state laws;

    4. the truth in all material respects as of the Closing of the representations and warranties of the parties and performance and compliance in all material respects with the parties' agreements, obligations and covenants required by the Agreement;

    5. the effectiveness under applicable law of the registration statement of the MS Global Equity Allocation Fund of which this Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto; and

    6. the receipt of opinions of counsel relating to, among other things, the tax free nature of the Reorganization.

  The Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of the VKAC Global Equity Fund, provided that no such amendment after such approval shall be made if it would have a material adverse affect on the interests of VKAC Global Equity Fund shareholders. The Agreement also may be terminated by the non-breaching party if there has been a material misrepresentation, material breach of any representation or warranty, material breach of contract or failure of any condition to Closing.

  The Board of Trustees recommends that you vote to approve the Reorganization, as it believes the Reorganization is in the best interests of the VKAC Global Equity Fund's shareholders and that the interests of the VKAC Global Equity Fund's existing shareholders will not be diluted as a result of consummation of the proposed Reorganization.

DESCRIPTION OF SECURITIES TO BE ISSUED

  SHARES OF COMMON STOCK. Shares of common stock of the MS Global Equity Allocation Fund being offered hereby are represented by transferable Class A, B and C shares, par value $0.001 per share. The Amended and Restated Certificate of Incorporation of the Morgan Stanley Fund permits the directors, as they deem necessary or desirable, to create one or more separate investment portfolios and to issue a separate series of shares for each portfolio and, subject to compliance with the 1940 Act, to further sub-divide the shares of a series into one or more classes of shares for such portfolio.

  VOTING RIGHTS OF SHAREHOLDERS. Holders of common shares of the MS Global Equity Fund are entitled to one vote per share on matters as to which they are entitled to vote; however, separate votes generally are taken by each series on matters affecting an individual series.

  The MS Global Equity Allocation Fund operates as an investment portfolio of the Morgan Stanley Fund, an open-end management investment company registered with the SEC under the 1940 Act. The VKAC Global Equity Fund operates as a series of the World Portfolio Trust, also an open-end management investment company registered with the SEC under the 1940 Act. Therefore, in addition to the specific voting rights described above, shareholders of the MS Global Equity Allocation Fund, as well as shareholders of the VKAC Global Equity Fund, are entitled, under current law, to vote with respect to certain other matters, including changes in fundamental investment policies and restrictions and the ratification of the selection of independent auditors. Moreover, under the 1940 Act, shareholders owning not less than 10% of the outstanding shares of the VKAC Global Equity Fund or MS Global Equity Allocation Fund may request that the respective board of trustees/directors call a shareholders' meeting for the purpose of voting upon the removal of trustee(s).

CONTINUATION OF SHAREHOLDER ACCOUNTS AND PLANS; SHARE CERTIFICATES

  If the Reorganization is approved, the MS Global Equity Allocation Fund will establish an account for each VKAC Global Equity Fund shareholder containing the appropriate number of shares of the MS Global Equity Allocation Fund. The shareholder services and shareholder programs of the MS Global Equity Allocation Fund and the VKAC Global Equity Fund are substantially identical. Shareholders of the VKAC Global Equity Fund who are accumulating VKAC Global Equity Fund shares under the dividend reinvestment plan, or who are receiving payment under the systematic withdrawal plan with respect to VKAC Global Equity Fund shares, will retain the same rights and privileges after the Reorganization in connection with the MS Global Equity Allocation Fund Class A, B or C shares received in the Reorganization through substantially identical plans maintained by the MS Global Equity Allocation Fund. [Van Kampen American Capital Trust Company will continue to serve as custodian for the assets of VKAC Global Equity Fund shareholders held in IRA accounts after the Reorganization. Such IRA investors will be sent appropriate documentation to confirm Van Kampen American Capital Trust Company's custodianship.]

  It will not be necessary for shareholders of the VKAC Global Equity Fund to whom certificates have been issued to surrender their certificates. Upon dissolution of the VKAC Global Equity Fund, such certificates will become null and void. However, VKAC Global Equity Fund shareholders holding such certificates may want to present such certificates to receive certificates of the MS Global Equity Allocation Fund (to simplify substantiation of and to preserve the tax basis of separate lots of shares).

FEDERAL INCOME TAX CONSEQUENCES

  The following is a general discussion of the material federal income tax consequences of the Reorganization to shareholders of the VKAC Global Equity Fund and shareholders of the MS Global Equity Allocation Fund. The discussion set forth below is for general information only and may not apply to a holder subject to special treatment under the Internal Revenue Code of 1986, as amended (the "Code"), such as a holder that is a bank, an insurance company, a dealer in securities, a tax-exempt organization or that acquired its Class A, B and C shares of the VKAC Global Equity Fund pursuant to the exercise of employee stock options or otherwise as compensation. It is based upon the Code, legislative history, Treasury regulations, judicial authorities, published positions of the Internal Revenue Service (the "Service") and other relevant authorities, all as in effect on the date hereof and all of which are subject to change or different interpretations (possibly on a retroactive basis). This summary is limited to shareholders who hold their VKAC Global Equity Fund shares as capital assets. No advance rulings have been or will be sought from the Service regarding any matter discussed in this

Prospectus/Proxy Statement. Accordingly, no assurances can be given that the Service could not successfully challenge the intended federal income tax treatment described below. Shareholders should consult their own tax advisers to determine the specific federal income tax consequences of all transactions relating to the Reorganization, as well as the effects of state, local and foreign tax laws and possible changes to the tax laws.

  The Reorganization is intended to qualify as a "reorganization" within the meaning of Section 368(a)(1) of the Code. It is a condition to closing that the World Portfolio Trust receive an opinion from Skadden, Arps, Slate, Meagher & Flom (Illinois) ("Skadden Arps") substantially to the effect that for federal income tax purposes:

    1. The acquisition by the MS Global Equity Allocation Fund of the assets of the VKAC Global Equity Fund in exchange solely for Class A, B and C shares of the MS Global Equity Allocation Fund and the assumption by the MS Global Equity Allocation Fund of the liabilities of the VKAC Global Equity Fund will qualify as a tax-free reorganization within the meaning of Section 368(a)(1) of the Code.

    2. No gain or loss will be recognized by the VKAC Global Equity Fund or the MS Global Equity Allocation Fund upon the transfer to the MS Global Equity Allocation Fund of the assets of the VKAC Global Equity Fund in exchange solely for the Class A, B and C shares of the MS Global Equity Allocation Fund and the assumption by the MS Global Equity Allocation Fund of the liabilities of the VKAC Global Equity Fund.

    3. The MS Global Equity Allocation Fund's basis in the VKAC Global Equity Fund assets received in the Reorganization will, in each instance, equal the basis of such assets in the hands of the VKAC Global Equity Fund immediately prior to the transfer, and the MS Global Equity Allocation Fund's holding period of such assets will, in each instance, include the period during which the assets were held by the VKAC Global Equity Fund.

    4. No gain or loss will be recognized by the shareholders of the VKAC Global Equity Fund upon the exchange of their shares of the VKAC Global Equity Fund for the Class A, B or C shares of the MS Global Equity Allocation Fund.

    5. The aggregate tax basis in the Class A, B and C shares of the MS Global Equity Allocation Fund received by the shareholders of the VKAC Global Equity Fund will be the same as the aggregate tax basis of the shares of the VKAC Global Equity Fund surrendered in exchange therefor. See "Continuation of Shareholder Accounts and Plans; Share Certificates" above.

    6. The holding period of the Class A, B and C shares of the MS Global Equity Allocation Fund received by the shareholders of the VKAC Global Equity

       Fund will include the holding period of the shares of the VKAC Global Equity Fund surrendered in exchange therefor if such surrendered shares of the VKAC Global Equity Fund are held as capital assets by such shareholder.

  In rendering its opinion, Skadden Arps may rely upon certain representations of the management of the MS Global Equity Allocation Fund and the VKAC Global Equity Fund and assume that the Reorganization will be consummated as described in the Agreement and that redemptions of shares of the VKAC Global Equity Fund occurring prior to the Closing will consist solely of redemptions in the ordinary course of business.

  The MS Global Equity Allocation Fund intends to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the VKAC Global Equity Fund and its shareholders.

EXPENSES

  The expenses of the Reorganization, including expenses incurred by the MS Global Equity Allocation Fund, generally will be borne by the VKAC Global Equity Fund in the event the Reorganization is completed. Management of the funds believes that shareholders of the VKAC Global Equity Fund are the primary beneficiaries of benefits derived from the Reorganization. Management of the VKAC Global Equity Fund and MS Global Equity Allocation Fund estimates total Reorganization expenses at approximately $250,000. In the event the Reorganization is not completed, VKAC will bear the costs associated with the Reorganization. The Board of Trustees and Board of Directors have reviewed and approved the foregoing arrangements regarding payment of expenses and other charges relating to the Reorganization. [Discussion of Retirement to come -- Requires Tax Analysis]

  As noted above, shareholders of the VKAC Global Equity Fund may redeem their shares or exchange their shares for shares of certain other open-end mutual funds advised by Advisory Corp. or Asset Management and distributed by VKAC Distributors at any time prior to the closing of the Reorganization. See "Distribution, Purchase, Valuation, Redemption and Exchange of Shares" above. Redemptions and exchanges of shares generally are taxable transactions, unless your account is not subject to taxation, such as an individual retirement account or other tax-qualified retirement plan. Shareholders should consult with their own tax advisers regarding potential transactions.

RATIFICATION OF INVESTMENT OBJECTIVE, INVESTMENT POLICIES AND
  RESTRICTIONS OF THE MS GLOBAL EQUITY ALLOCATION FUND

  Approval of the Reorganization will constitute the ratification by VKAC Global Equity Fund shareholders of the investment objective, investment policies and restrictions, distribution plan and advisory agreement of the MS Global Equity Allocation Fund. Approval of the Reorganization will constitute approval of amendments to any of the fundamental investment restrictions of the VKAC Global Equity Fund that might otherwise be interpreted as impeding the Reorganization, but solely for the purpose of and to the extent necessary for, consummation of the Reorganization.

LEGAL MATTERS

  Certain legal matters concerning the federal income tax consequences of the Reorganization and issuance of Class A, B and C shares of the MS Global Equity Allocation Fund will be passed on by Skadden Arps, 333 West Wacker Drive, Chicago, Illinois 60606, which serves as counsel to the MS Global Equity Allocation Fund and the VKAC Global Equity Fund. Wayne W. Whalen, a partner of Skadden Arps, is a Trustee of the World Portfolio Trust and a Director of the Morgan Stanley Fund.

D. RECOMMENDATION OF THE BOARD

  The Board of Trustees has unanimously approved the Agreement and has determined that participation in the Reorganization is in the best interests of shareholders of each class of shares of the VKAC Global Equity Fund. THE BOARD OF TRUSTEES RECOMMENDS VOTING "FOR" THE PROPOSED REORGANIZATION.

                               OTHER INFORMATION

A. SHAREHOLDERS OF THE MS GLOBAL EQUITY ALLOCATION FUND
   AND THE VKAC GLOBAL EQUITY FUND

  At the close of business on March 27, 1998, there were          Class A
shares,          Class B shares and          Class C shares, respectively, of
the MS Global Equity Allocation Fund. As of such date, the trustees and officers of the MS Global Equity Allocation Fund as a group own less than 1% of the shares of the MS Global Equity Allocation Fund. As of such date, no person was known by the MS Global Equity Allocation Fund to own beneficially or of record as much as 5% of the Class A, Class B or Class C shares [except as follows:]

  At the close of business on March 27, 1998, the record date with respect to
the Special Meeting, there were          Class A shares,          Class B shares
and          Class C shares, respectively, of the VKAC Global Equity Fund. As of such date, the trustees and officers of the VKAC Global Equity Fund as a group own less than 1% of the outstanding shares of the VKAC Global Equity Fund. As of such date, no person was known by the VKAC Global Equity Fund to own beneficially or of record as much as 5% of the Class A, Class B or Class C shares [except as follows:]

B. SHAREHOLDER PROPOSALS

  As a general matter, the MS Global Equity Allocation Fund does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. In the event the Reorganization is not consummated, the VKAC Global Equity Fund does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of the MS Global Equity Allocation Fund or the VKAC Global Equity Fund should send such proposal to the respective fund at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. To be considered for presentation at a shareholders' meeting rules promulgated by the SEC require that, among other things, a shareholder's proposal must be received at the offices of the fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

                      VOTING INFORMATION AND REQUIREMENTS

  Holders of shares of the VKAC Global Equity Fund are entitled to one vote per share on matters as to which they are entitled to vote. The VKAC Global Equity Fund does not utilize cumulative voting.

  Each valid proxy given by a shareholder of the VKAC Global Equity Fund will be voted by the persons named in the proxy in accordance with the instructions marked thereon and as the persons named in the proxy may determine on such other business as may come before the Special Meeting on which shareholders are entitled to vote. If no designation is made, the proxy will be voted by the persons named in the proxy as recommended by the Board "FOR" approval of the Reorganization. Abstentions and broker non-votes do not count as votes "FOR" a proposal and are treated as votes "AGAINST". A majority of the outstanding shares entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting. Abstentions and broker non-votes will be deemed present for quorum purposes.

  Shareholders who execute proxies may revoke them at any time before they are voted by filing with the VKAC Global Equity Fund a written notice of revocation, by delivering a duly executed proxy bearing a later date, or by attending the Special

Meeting and voting in person. The giving of a proxy will not affect your right to vote in person if you attend the Special Meeting and wish to do so.

  It is not anticipated that any action will be asked of the shareholders of the VKAC Global Equity Fund other than as indicated above, but if other matters are properly brought before the Special Meeting, it is intended that the persons named in the proxy will vote in accordance with their judgment.

  APPROVAL OF THE REORGANIZATION WILL REQUIRE THE FAVORABLE VOTE OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF THE VKAC GLOBAL EQUITY FUND ENTITLED TO VOTE.

  In the event that sufficient votes in favor of a proposal are not received by the scheduled time of the Special Meeting, the persons named in the proxy may propose and vote in favor of one or more adjournments of the Special Meeting to permit further solicitation of proxies. If sufficient shares were present to constitute a quorum, but insufficient votes had been cast in favor of a proposal to approve it, proxies would be voted in favor of adjournment only if the Board determined that adjournment and additional solicitation was reasonable and in the best interest of the shareholders of the VKAC Global Equity Fund, taking into account the nature of the proposal, the percentage of the votes actually cast, the percentage of negative votes, the nature of any further solicitation that might be made and the information provided to shareholders about the reasons for additional solicitation. Any such adjournment will require the affirmative vote of the holders of a majority of the outstanding shares voted at the session of the Special Meeting to be adjourned.

  Proxies of shareholders of the VKAC Global Equity Fund are solicited by the Board. In order to obtain the necessary quorum at the Special Meeting, additional solicitation may be made by mail, telephone, telegraph or personal interview by representatives of Asset Management or VKAC, or by dealers or their representatives. In addition, such solicitation servicing may also be provided by First Data Investor Services Group, a solicitation firm located in Boston, Massachusetts, at a cost estimated to be approximately $3,000, plus reasonable expenses.

      , 1998

                  PLEASE SIGN AND RETURN YOUR PROXY PROMPTLY.

                 YOUR VOTE IS IMPORTANT AND YOUR PARTICIPATION
              IN THE AFFAIRS OF YOUR FUND DOES MAKE A DIFFERENCE.

                                                                       EXHIBIT A

                           MANAGEMENT'S DISCUSSION OF
    MS GLOBAL EQUITY ALLOCATION FUND AND VKAC GLOBAL EQUITY FUND PERFORMANCE

  Management's Discussion of the MS Global Equity Allocation Fund's Performance as of the Annual Report dated June 30, 1997.

                             LETTER TO SHAREHOLDERS

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND
                              INVESTMENT OVERVIEW
                                  (UNAUDITED)

                  COMPOSITION OF NET ASSETS (AT JUNE 30, 1997)
                                 [PIE GRAPH]

AUSTRALIA                     1.2
CANADA                        4.5
FRANCE                        4.3
GERMANY                       5.3
HONG KONG                     2.0
ITALY                         2.8
JAPAN                        16.1
KOREA                         0.7
NETHERLANDS                   1.5
SINGAPORE                     1.8
SPAIN                         3.0
SWEDEN                        1.9
SWITZERLAND                   2.1
UNITED KINGDOM                7.3
UNITED STATES                43.1
OTHER                         2.4

                                               TOTAL RETURNS**
                                    -------------------------------------
                                                         AVERAGE ANNUAL
                                        ONE YEAR         SINCE INCEPTION
                                    -----------------   -----------------
                                     WITH     WITHOUT    WITH     WITHOUT
                                     SALES     SALES     SALES     SALES
                                    CHARGE*   CHARGE    CHARGE*   CHARGE
-------------------------------------------------------------------------
Class A Shares                      14.88%    20.61%    14.38%    15.90%
-------------------------------------------------------------------------
Class B+ Shares                     14.64%    19.64%    17.99%    19.77%
-------------------------------------------------------------------------
Class C Shares                      18.69%    19.69%    15.04%    15.04%
-------------------------------------------------------------------------
MSCI World Index:
  Class A & C Shares                   N/A    22.27%       N/A    17.15%
  Class B Shares                       N/A    22.27%       N/A    18.29%
-------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.

** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.

 + Class B shares have been offered since August 1, 1995.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index which includes securities listed on the stock exchanges of the U.S., Europe, Canada, Australia, New Zealand and the Far East and assumes dividends are reinvested net of withholding tax.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                                 [LINE GRAPH]

                           GLOBAL EQUITY  GLOBAL EQUITY
                            ALLOCATION     ALLOCATION
   MEASUREMENT PERIOD      FUND - CLASS   FUND - CLASS    MSCI WORLD
  (FISCAL YEAR COVERED)          A              C            INDEX
1/4/93                              9525          10000          10000
6/30/93                            10563          10939          11515
6/30/94                            11516          11972          12696
6/30/95                            12286          12671          14050
6/30/96                            15311          15667          16640
6/30/97                            18467          18752          20346

TOP FIVE HOLDINGS

                                                               PERCENT OF
                   ISSUER                         COUNTRY      NET ASSETS
-------------------------------------------------------------------------
General Electric Co.                           United States      1.7%
-------------------------------------------------------------------------
Coca-Cola Co.                                  United States      1.6%
-------------------------------------------------------------------------
Microsoft Corp.                                United States      1.3%
-------------------------------------------------------------------------
Morgan Stanley Asia-Pacific Fund, Inc.         United States      1.2%
-------------------------------------------------------------------------
Merck & Co., Inc.                              United States      1.2%
-------------------------------------------------------------------------

TOP FIVE SECTORS

                                                     VALUE    PERCENT OF
                      SECTOR                         (000)    NET ASSETS
------------------------------------------------------------------------
Consumer Goods                                      $40,454     21.3%
------------------------------------------------------------------------
Finance                                              37,011     19.4%
------------------------------------------------------------------------
Services                                             32,912     17.3%
------------------------------------------------------------------------
Capital Equipment                                    28,015     14.8%
------------------------------------------------------------------------
Energy                                               18,745      9.9%
------------------------------------------------------------------------

In accordance with SEC regulations, Fund performance since inception as shown at left assumes that: the maximum sales charge was deducted from the initial investment of $10,000 in Class A shares; all recurring fees (including management fees) were deducted; and all dividends and distributions were reinvested. The graph presents the performance of Class A and Class C shares which have been in existence since the Fund's inception. The performance of Class B shares will vary based upon the different inception date and the sales charge and fees assessed to that Class.

Past performance is not predictive of future performance.

  The Global Equity Allocation Fund invests in global equity markets, with emphasis placed upon country rather than stock selection. This approach reflects an investment philosophy that a diversified selection of securities representing exposure to each country that we find attractive is, we believe, an effective way to maximize the return and reduce the risk associated with global investing.

  For the year ended June 30, 1997, the Fund had a total return exclusive of sales charge of 20.61% for the Class A shares, 19.64% for the Class B shares and 19.69% for the Class C shares, and a total return with sales charge of 14.88% for the Class A shares, 14.64% for the Class B shares and 18.69% for the Class C shares, as compared to a total return of 22.27% for the Morgan Stanley Capital International (MSCI) World Index (the "Index"). For the period from inception through June 30, 1997, the average annual total return for the Fund exclusive of sales charge was 15.90% for the Class A shares, 19.77% for the Class B shares, and 15.04% for the Class C shares and 14.38% for the Class A shares, 17.99% for the Class B shares, and 15.04% for the Class C shares with sales charge, as compared to 17.15% for the Index since inception of the Class A and C shares and 18.29% for the Index since inception of the Class B shares.

  Driven by liquidity and lower interest rates, global equity markets continued their inexorable climb during the last year. Our neutral weighting in Japan hurt portfolio returns, but was somewhat offset by the tilt out of the banking sector and by the currency hedge against the yen. Within Europe, underweights to the high flying, very fully valued Dutch and Swiss markets were offset by an overweight to Spain and some tactical shifts in France and the U.K. During the year we reduced the U.K. slightly before the election, and increased Italy 1%-2%. THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE AS MEASURED BY THE MSCI WORLD INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

  In June, we removed the underweight to Japanese banks as they rallied and investors began to differentiate between high and low quality banks. Importantly, Japanese real estate has bottomed and the possibility of further loan securitization and international partnerships is high. From inception to deletion of the bank tilt (8/23/96-6/26/97), banks returned -10.3%; Japan with banks returned 2.8%, and Japan ex-banks returned 6.1% for a difference of 335 basis points.

  In Asia, our tactical maneuvering in Hong Kong added to returns as we increased the allocation going into the July 1 handover to China. Our zero weight in Malaysia added significantly to returns as the market fell precipitously. Singapore, where we were overweight, disappointed with flat returns, and New Zealand, an underperformer for most of the year, rallied 13.5% on the back of interest rate reductions. We have no allocation to New Zealand due to heavy exposure to NZ Telecom and pulp and paper, and we are benchmark neutral in Australia. In early July we sold our small positions in Thailand and Korea which had rallied 35% and 24% respectively, and took the opportunity to exit these markets while both were cheap. Slow export growth and indications that economic structural issues will take some time to be worked out diluted our earlier enthusiasm for these markets.

  Our slight underweight in North America was detrimental to overall returns. The favorable economic environment of moderate growth, falling interest rates and strong corporate earnings provided much of the momentum for the U.S. market.

  During the year, currency hedging added to returns. We reduced the yen hedge to zero at $/Y127, reinstated it at $/Y113 for a time and then reduced it back to zero at $/Y113 by June 1997. Unlike the yen, continental European currencies declined steadily against the dollar, falling by about 5%. In June, we removed the Deutsche mark and Swiss franc hedges entirely and reduced currency hedges against the French franc, Dutch guilder, and Spanish peseta. European currencies should continue to weaken, but the Deutsche mark and the Swiss franc are subject to periodic EMU related strength. Other European currencies have weakened substantially and are beginning to gain support from economic recoveries. We believe the yen is stuck in a trading range: bound by its trade surplus on one side and low interest rates and weak economic fundamentals on the other.

INVESTMENT OUTLOOK:

  Overall, the markets performed exceptionally well over the year, and we are increasingly uneasy about valuation levels and the rate of change. With few exceptions, European markets, appear to be in a demand-driven blow-off. Current valuations leave no room for short term setbacks -- such as earnings disappointments or further intransigence on pension and tax reform in Germany, Italy, Spain and France. Since June 30, we have selectively been raising cash to between 7% and 10%. Most of the monies have been shaved off of European weights (the Netherlands, France, and the U.K.), and we have pulled back on Asian markets such as Hong Kong and Singapore. We added a few percentage points to Italy, a market which has underperformed, is undervalued, and should benefit from lower short-term interest rates. The U.K. underweight is due to the impact of sterling strength on profits, continued 1997 earnings downgrades and the belief that short rates need to rise further.

U.S.

  In spite of the U.S. market's upward trend and a very good economic and corporate backdrop, we remain cautious. Valuations are extended on all measures and we believe the market's earnings growth expectations of 15% for the next 5 years are unrealistic. Global competition is fierce and foreign competitors have the advantage of potential cost cutting and much weaker currencies than 6-12 months ago. We remain underweight in the U.S. as the probability of a market setback increases. We believe that inflationary risk is low, while the converse of a deflationary slowdown remains.

JAPAN

  While it appears that the Japanese economy has withstood the effects of the April 1 consumption tax hike, it has done so with the aid of the lagged effect of a weak yen, loose monetary policy, and increased foreign demand. The June Tankan survey showed that small and medium sized companies -- which employ 75% of Japanese workers -- are still depressed. Japanese domestic demand needs to improve in order for the market to broaden beyond the current focus on a few, over-owned, high-growth exporters. Signs of personal income growth and improved investment spending are positive. Continued government fiscal consolidation will not be helpful, but a less splintered LDP may adopt bolder structural reforms.

EUROPE

  In Europe, markets have been focused on economic growth and the likelihood that neither France nor Germany will achieve the 3% deficit-to-GDP ratio for Economic and Monetary Union (EMU). The much awaited budget of the new Socialist-led French government alleviated many fears, as corporate taxes were raised in an attempt to keep the country on course to join EMU. While German political squabbling about strict adherence to the 3% level continues, we agree with the consensus that EMU will go forward, but with a larger number of countries and a weaker Euro. EMU, though not without its risks, should be very positive for Europe. Productive capital allowed to flow freely across borders without currency risk will increase competition for investment and jobs, lower taxes on capital and improve wage and labor flexibility. We have already seen evidence of corporate consolidation and government de-regulation in preparation, and we believe the trend will continue.

ASIA

  Asian news has been dominated by the devaluation of the Thai baht and its contagion to the Philippines, Indonesia, Malaysia, Singapore and most recently Hong Kong. While parallels to Mexico in 1994 are inevitable, they have limited validity. Compared to Latin America, Asian average growth rates are much faster

(4.5% versus 7.0%) and levels of indebtedness much lower (99% versus 203%). Property price levels and current account deficits need to come down, but deep recessions should not be necessary to maintain stability.

  Though disruptive, softening the Asian currency peg to the U.S. dollar is a long-term policy positive and an indication of financial market maturity. We have gone to an underweight in the region because of reduced investor flows, the competitive squeeze on profits, and the high Asian correlation with the U.S. in market pullbacks. However, many Asian markets, like Malaysia and Singapore are back at 1990 valuation levels. At a later date, underowned, more competitive, and ignored -- they will be poised to outperform.

Barton M. Biggs
Portfolio Manager

Madhav Dhar
Portfolio Manager

Francine J. Bovich
Portfolio Manager

Ann D. Thivierge
Portfolio Manager

July 1997

  Management's Discussion of the VKAC Global Equity Fund's Performance as of the Annual Report dated May 31, 1997.

                             LETTER TO SHAREHOLDERS

June 24, 1997

Dear Shareholder,

  As you know, VK/AC Holding, Inc., the parent company of Van Kampen American Capital, Inc., was acquired by Morgan Stanley Group Inc., a world leader in asset management. More recently, on February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. agreed to merge. The merger was completed on May 31, 1997, creating the combined company of Morgan Stanley, Dean Witter, Discover & Co. Additionally, we are very pleased to announce that Philip N. Duff, formerly of Morgan Stanley, has joined Van Kampen American Capital as president and chief executive officer. I will continue as chairman.

  Additionally, on April 1, 1997, Morgan Stanley Asset Management became subadvisor for the Van Kampen American Capital Global Equity Fund. Unlike the previous subadvisory agreement, which divided responsibility for domestic and foreign portfolio management, Morgan Stanley Asset Management has assumed complete responsibility for your Fund's holdings. As explained in your proxy statement, we believe that the new advisory relationship is another positive result of our acquisition by Morgan Stanley. We are confident that your partnership with Morgan Stanley will continue to work to the benefit of our fund shareholders.

MARKET REVIEW

  Bolstered by generally solid economic growth and continued low inflation, most global equity markets posted gains over the fiscal year. The Morgan Stanley Capital International World Index climbed 14.6 percent in dollar terms, with more than half of the increase coming since the beginning of the year.

  Among developed markets, U.S. stocks gained 20.38 percent over the 12 months ended May 31, 1997, based on the Wilshire 5000 Index. Equity prices in the United States were supported by nearly perfect economic conditions. First-quarter gross domestic product, the nation's total output of goods and services, increased by a robust 5.6 percent annualized rate, the largest quarterly gain in nine years. Despite rapid growth, inflation remained benign, with consumer prices up just 2.5 percent over the 12 months through April. Meanwhile, unemployment fell below 4.9 percent and consumer confidence soared to its highest level in 27 years. Signs that the tight labor market was putting upward pressure on wages led the Federal Reserve Board to raise interest rates by one-quarter point in March.

  European equity markets also were strong, with the Morgan Stanley Europe Index climbing 22.7 percent over the fiscal year. We believe that three factors contributed to the strong performance of European stocks. First, most of Europe is in the relatively early stage of an economic expansion. Second, downsizing in many European companies -- while not as extensive as in the United States -- has improved profitability. Finally, the progress towards European Monetary Union
(EMU) functioned as a brake on excessive spending as governments struggled to reduce inflation and budget deficits to levels acceptable for EMU inclusion.

  In the Pacific Basin, most equity markets continued to show the effects of a regional slowdown in export growth. Hardest hit were South Korea and Thailand, where political jitters and concerns about economic competitiveness caused sharp sell-offs in stock prices. Excluding Japan, the Morgan Stanley Far East Index fell 2.4 percent over the 12-month reporting period. Strong rallies in Hong Kong and Taiwan signaled investor confidence that Chinese officials would allow Hong Kong's free-market economy to operate without interference after political control reverts to China in July.

  Japan continued to struggle with an ailing financial system and excess production capacity. Despite a weakened yen, which aided the country's export sector, Japanese stocks fell nearly 16 percent over the fiscal year. Although profitability has soared among larger firms, the benefits of Japan's export-led recovery generally have not passed through to the country's smaller and mid-sized companies. In an effort to jump-start its economy, the Bank of Japan kept monetary policy extremely loose, with real short-term interest rates falling to near zero.

ECONOMIC OUTLOOK

  We expect economic growth to accelerate modestly worldwide, leading to mild increases in global inflation and interest rates. Faster growth in consumer spending should help corporate profits remain strong, providing a solid underpinning for the relatively high price-to-earnings ratios currently found in most global equity markets.

  In Europe, we believe that progress towards monetary union will continue, although the election of leftist political groups in France increases the possibility that EMU will be delayed. As economic growth in Europe accelerates, interest rates and inflation in core European countries could rise modestly. The major beneficiaries of EMU will likely be Italy and Spain, where tighter fiscal and monetary policies could ultimately put those economies on a path to stronger growth with less inflation.

  We expect many Pacific Basin countries to resume increasingly rapid growth rates after the region's mild slowdown. Japanese stocks should benefit from a gradually recovering economy, although the yen has likely bottomed against the

U.S. dollar. We also anticipate that fiscal and monetary policy will be tightened in Japan, exerting a mild drag on corporate profitability.

  Closer to home, we expect the U.S. economy to grow at a moderate pace with relatively low inflation. The benefits of corporate downsizing will likely diminish in coming years, leading to somewhat slower rates of profit growth and less spectacular year-over-year earnings comparisons. While we remain optimistic about the long-term outlook for U.S. stocks, we are concerned that the recent extraordinary pace of earnings growth may have created unrealistic expectations among some investors.

  Additional details about your Fund, including a question-and-answer section with your portfolio management team, are provided in this report. We appreciate your continued confidence in your investment with Van Kampen American Capital.

Sincerely,

Don G. Powell                         Dennis J. McDonnell
Chairman                              President
Van Kampen American Capital           Van Kampen American Capital
Asset Management, Inc.                Asset Management, Inc.

             PERFORMANCE RESULTS FOR THE PERIOD ENDED MAY 31, 1997
                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

                                        A SHARES   B SHARES   C SHARES
                                        --------   --------   --------
Total Returns
  One-year total return based on
    NAV(1)............................    17.67%     16.83%     16.82%
  One-year total return(2)............    10.93%     11.83%     15.82%
  Five-year average annual total
    return(2).........................    10.21%     10.45%        N/A
  Life-of-Fund average annual total
    return(2).........................    11.09%     10.75%     13.31%
  Commencement Date...................  08/05/91   11/15/91   06/21/93

---------------
N/A = Not Applicable

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (5.75% for A shares) or contingent deferred sales charge for early withdrawal (5% for B shares and 1% for C shares).

(2) Standardized total return. Assumes reinvestment of all distributions for the periods and includes payment of the maximum sales charge (A shares) or contingent deferred sales charge for early withdrawal (B and C shares).

  See the Prior Performance section of the current prospectus. Past performance does not guarantee future results. Investment return and net asset value will fluctuate with market conditions. Fund shares, when redeemed, may be worth more or less than their original cost.

  Market forecasts provided in this report may not necessarily come to pass.

                              PORTFOLIO HIGHLIGHTS

                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

TOP FIVE HOLDINGS AS A PERCENTAGE OF LONG-TERM INVESTMENTS

                                 AS OF                                  AS OF
                              MAY 31, 1997                        NOVEMBER 30, 1996
General Electric Co. ........     1.9%        ...................        N/A
Coca Cola Co. ...............     1.7%        ...................        N/A
Exxon Corp. .................     1.4%        ...................        N/A
Korea Fund, Inc. ............     1.4%        ...................        N/A
Microsoft Corp. .............     1.3%        ...................        0.6

N/A=Not Applicable

ASSET ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS

AS OF MAY 31, 1997                    AS OF NOVEMBER 30, 1996
Stocks.....................  96.2%    Stocks.....................  91.6%
Repurchase Agreements......   3.8%    Repurchase Agreements......   7.8%
                                      Convertibles...............   0.6%

TOP TEN COUNTRIES AS A PERCENTAGE OF LONG-TERM INVESTMENTS

AS OF MAY 31, 1997                    AS OF NOVEMBER 30, 1996
United States..............  47.0%    United States..............  32.9%
Japan......................  12.8%    Japan......................  11.0%
United Kingdom.............   8.3%    United Kingdom.............   8.3%
France.....................   5.4%    France.....................   5.5%
Germany....................   4.7%    Germany....................   4.8%
Canada.....................   4.4%    Switzerland................   4.6%
Singapore..................   3.2%    Netherlands................   4.0%
Switzerland................   3.1%    Hong Kong..................   3.7%
Spain......................   2.2%    Sweden.....................   2.8%
Hong Kong..................   2.2%    Italy......................   2.7%

                 PUTTING YOUR FUND'S PERFORMANCE IN PERSPECTIVE

  As you evaluate your progress toward achieving your financial goals, it is important to track your investment portfolio's performance at regular intervals. A good starting point is a comparison of your investment holdings to an applicable benchmark, such as a broad-based market index. Such a comparison can:

         - Illustrate the general market environment in which your investments are being managed

         - Reflect the impact of favorable market trends or difficult market conditions

         - Help you evaluate the extent to which your Fund's management team has responded to the opportunities and challenges presented to them over the period measured

  For these reasons, you may find it helpful to review the chart below, which compares your Fund's performance to that of the Morgan Stanley Capital International World (MSCI) Index + Dividends over time. As a broad-based, unmanaged statistical composite, this index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents. Similarly, its performance does not reflect any sales charges or other costs which would be applicable to an actively managed portfolio, such as that of the Fund.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

Van Kampen American Capital Global Equity Fund vs. Morgan Stanley Capital International World (MSCI) Index + Dividends (August 31, 1991 through May 31,
1997)

                                   [CHART]

  The above chart reflects the performance of Class A shares of the Fund. The performance of Class A shares will differ from that of other share classes of the Fund because of the difference in sales charges and/or expenses paid by shareholders investing in the different share classes. The Fund's performance assumes reinvestment of all distributions and includes payment of the maximum sales charge (5.75% for A shares).

  While past performance is not indicative of future performance, the above information provides a broader vantage point from which to evaluate the discussion of the Fund's performance found in the following pages.

                          PORTFOLIO MANAGEMENT REVIEW

                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

  The following is an interview with the management team of the Van Kampen American Capital Global Equity Fund. Through March 31, 1997, the Fund was co-managed by portfolio managers Jeff D. New, Van Kampen American Capital (U.S. holdings), portfolio manager Peter Kysel, John Govett & Co. Limited (international holdings), and Alan T. Sachtleban, Van Kampen American Capital, chief investment officer for equity investments. As of April 1, 1997, the Fund is managed by portfolio managers Barton M. Biggs, Madhav Dhar, Francine J. Bovich, and Ann D. Thivierge, Morgan Stanley Asset Management Inc.

   Q HOW WOULD YOU CHARACTERIZE THE MARKET CONDITIONS IN WHICH THE FUND OPERATED DURING THE 12-MONTH PERIOD ENDED MAY 31, 1997?

   A During the period, there were several prevailing trends in the global marketplace:

- Interest rates fell across Europe as countries worked to meet inflation and budget deficit criteria required for inclusion into the European Monetary Union (EMU), scheduled for January 1, 1999. The tight fiscal policies allowed long-term interest rates to decline, especially in peripheral European countries whose bond yields had previously included a larger inflation risk factor. Lower interest rates, in turn provided a healthy environment for equity prices. The following table displays changes in 10-year government bond yields over the fiscal year:

                                                                                PERCENTAGE
                        MAY 31, 1997                MAY 31, 1996                  CHANGE
  Italy................    7.33%       ............    9.67%       ............   -24.2%
  Spain................    6.68%       ............    9.25%       ............   -27.8%
  Germany..............    5.93%       ............    6.51%       ............    -8.9%
  France...............    5.81%       ............    6.49%       ............   -10.5%
  Belgium..............    6.01%       ............    6.72%       ............   -10.6%
  Netherlands..........    5.78%       ............    6.39%       ............    -9.5%

- Many Pacific Rim economies experienced a mild slowdown in growth rates, primarily because of weak demand and pricing for electronic exports. Also, Thailand and South Korea struggled with the loss of economic competitiveness to lower-wage nations such as China, Vietnam, and Indonesia. Thailand's massive trade deficit created fears that its currency would be devalued.

- Economic growth in the United States surged in the first quarter, leading to concerns that the Federal Reserve Board would raise interest rates aggressively to head off possible inflation. Continued robust growth in corporate profits

                                              Please see footnotes on page three
  supported higher U.S. equity prices despite a mild increase in short- and long-term interest rates over the fiscal year.

- Japan's economy continued to recover at a moderate pace, held up in large part by exports (due to the Weak Yen) and very loose monetary conditions.

   Q
       WHAT SIGNIFICANT INVESTMENT TECHNIQUES AND STRATEGIES WERE USED TO PURSUE THE FUND'S INVESTMENT OBJECTIVES?
   A
       As a result of our top-down analysis of global markets, we took the following approach to regional allocations at the end of the fiscal year, relative to the Morgan Stanley Capital International (MSCI) World Index:

- A neutral position in Europe, with a slight overweighting in Germany and Spain

- A mild overweighting in developed Asia, especially in Singapore and Hong Kong

- A moderate underweighting in both the United States and Japan

   Q

       HOW HAS THE FUND PERFORMED DURING THE REPORTING PERIOD?
   A
       We are pleased to report that the Fund achieved a 12-month total return of 17.67 percent(1) (Class A shares at net asset value). This compares favorably to the Morgan Stanley Capital International World Index, which produced a total return of 8.87 percent during the same period. Please keep in mind that the index is an unmanaged index used as a benchmark for general global equity funds. It does not reflect any commissions or fees that would be paid by an investor purchasing the securities it represents. Please refer to the chart on page three for additional Fund performance results.

   Q

       WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD?
   A
       We expect the rate of global economic activity to accelerate, with only a moderate pick-up in inflation from current levels. We also anticipate that consumer spending will increase, especially in Europe and Japan, giving corporations some relief from the intense pricing pressures of recent years. Overall, the pattern of moderate but accelerating growth with only mild increases in inflation and interest rates will create a favorable backdrop for global equity prices. In Europe, we anticipate that progress towards monetary union will continue, although the election of leftist-leaning political groups in France increases the risk of delay in implementation. We also believe that growth in the Pacific Basin should rebound from its current cyclically depressed level. In the United States, we find stock prices

                                              Please see footnotes on page three
to be generously valued, in part because of extreme optimism over the future growth rate of corporate profits. Accordingly, we prefer to take a defensive approach to the domestic equity market.

/s/ BARTON M. BIGGS                 /s/ MADHAV DHAR

Barton M. Biggs                     Madhav Dhar
Portfolio Manager                   Portfolio Manager
Morgan Stanley Asset Management     Morgan Stanley Asset Management
  Inc.                              Inc.

/s/ FRANCINE J. BOVICH              /s/ ANN D. THIVIERGE

Francine J. Bovich                  Ann D. Thivierge
Portfolio Manager                   Portfolio Manager
Morgan Stanley Asset Management     Morgan Stanley Asset Management
  Inc.                              Inc.

                                              Please see footnotes on page three

FUND SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE
NUMBER--(800) 421-5666.

DEALERS--FOR INFORMATION
WITH RESPECT TO THE
REORGANIZATION CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)
DIAL (800) 772-8889.

FOR AUTOMATED TELEPHONE
SERVICES DIAL (800) 421-5684.
MORGAN STANLEY GLOBAL
EQUITY ALLOCATION FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser of the Morgan Stanley Global
Equity Allocation Fund
VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Subadviser of the Morgan Stanley Global Equity Allocation Fund MORGAN STANLEY ASSET
MANAGEMENT, INC.
1221 Avenue of the Americas
New York, New York 10020

Distributor of the Morgan Stanley Global
Equity Allocation Fund
VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent of the Morgan Stanley Global
Equity Allocation Fund
ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256

Administrator and Domestic Custodian of the Morgan Stanley Global Equity Allocation Fund
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108-3913

Foreign Custodian of the Morgan Stanley Global Equity Allocation Fund Morgan Stanley Trust Company
Brooklyn, NY

Legal Counsel of the Morgan Stanley Global
Equity Allocation Fund
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Auditors of the Morgan Stanley Global
Equity Allocation Fund
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036

                           PROSPECTUS/PROXY STATEMENT

                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND
            RELATING TO THE ACQUISITION OF ASSETS AND LIABILITIES OF

                          VAN KAMPEN AMERICAN CAPITAL
                               GLOBAL EQUITY FUND

                                        , 1998
 ------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
THE PROPOSED REORGANIZATION.........................................       3
A.      SUMMARY.....................................................       3
          The Reorganization........................................       3
          Reasons for the Proposed Reorganization...................       4
          Comparison of the MS Global Equity Allocation Fund and the
            VKAC Global Equity Fund.................................       6
B.      RISK FACTORS................................................      19
          Similarity of Risks.......................................      19
          Differences in Risks......................................      21
C.      THE PROPOSED REORGANIZATION.................................      21
          Terms of the Agreement....................................      21
          Description of Securities to be Issued....................      23
          Continuation of Shareholder Accounts and Plans; Share
          Certificates..............................................      24
          Federal Income Tax Consequences...........................      24
          Expenses..................................................      26
          Ratification of Investment Objective, Investment Policies
            and Restrictions of the MS Global Equity Allocation
            Fund....................................................      27
          Legal Matters.............................................      27
D.      RECOMMENDATION OF THE BOARD.................................      27
OTHER INFORMATION...................................................      27
A.      SHAREHOLDERS OF THE MS GLOBAL EQUITY ALLOCATION FUND AND THE
          VKAC GLOBAL EQUITY FUND...................................      27
B.      SHAREHOLDER PROPOSALS.......................................      28
VOTING INFORMATION AND REQUIREMENTS.................................      28
EXHIBIT A: MANAGEMENT'S DISCUSSION OF MS GLOBAL EQUITY ALLOCATION
  FUND AND VKAC GLOBAL EQUITY FUND PERFORMANCE......................     A-1

 ------------------------------------------------------------------------------

              -- A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH --

                          VAN KAMPEN AMERICAN CAPITAL
 ------------------------------------------------------------------------------

     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                SUBJECT TO COMPLETION -- DATED FEBRUARY 24, 1998

                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND
                               ONE PARKVIEW PLAZA
                        OAKBROOK TERRACE, ILLINOIS 60181
                                 (630) 684-6000

                             ---------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND

            RELATING TO THE ACQUISITION OF ASSETS AND LIABILITIES OF

                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

                            DATED             , 1998
                             ---------------------

     This Statement of Additional Information provides information about the Morgan Stanley Global Equity Allocation Fund (the "MS Global Equity Allocation Fund"), an investment portfolio of the Morgan Stanley Fund, Inc., an open-end management investment company organized as a Maryland corporation (the "Morgan Stanley Fund"), in addition to information contained in the Prospectus/Proxy
Statement of the MS Global Equity Allocation Fund, dated        , 1998, which
also serves as the proxy statement of the Van Kampen American Capital Global Equity Fund (the "VKAC Global Equity Fund"), a series of the Van Kampen American Capital World Portfolio Series Trust, an open-end management investment company organized as a Delaware business trust (the "World Portfolio Trust"), in connection with the issuance of Class A, B and C shares of common stock the MS Global Equity Allocation Fund to shareholders of the VKAC Global Equity Fund. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus/Proxy Statement, into which it has been incorporated by reference and which may be obtained by contacting the MS Global Equity Allocation Fund or VKAC Global Equity Fund located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181 (telephone no. (630) 684-6000 or (800) 421-5666).

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Proposed Reorganization of the VKAC Global Equity Fund......   2
Additional Information About the MS Global Equity Allocation
  Fund......................................................   2
Additional Information About the VKAC Global Equity Fund....   2
Financial Statements........................................   2
Pro Forma Financial Statements..............................   2

     The MS Global Equity Allocation Fund will provide, without charge, upon the written or oral request of any person to whom this Statement of Additional Information is delivered, a copy of any and all documents that have been incorporated by reference in the registration statement of which this Statement of Additional Information is a part.

PROPOSED REORGANIZATION OF THE VKAC GLOBAL EQUITY FUND

     The shareholders of the VKAC Global Equity Fund are being asked to approve an acquisition of all the assets of the VKAC Global Equity Fund solely in exchange for Class A, B and C shares of the MS Global Equity Allocation Fund and the MS Global Equity Allocation Fund's assumption of the liabilities of the VKAC Global Equity Fund (the "Reorganization") pursuant to an Agreement and Plan of Reorganization by and between the Morgan Stanley Fund, on behalf of the MS Global Equity Allocation Fund, and the World Portfolio Trust, on behalf of the VKAC Global Equity Fund (the "Agreement"). A copy of the form of the Agreement is attached hereto as Appendix A.

ADDITIONAL INFORMATION ABOUT THE MS GLOBAL EQUITY ALLOCATION FUND

     Incorporated herein by reference in its entirety is the Statement of Additional Information of the MS Global Equity Allocation Fund, dated October 28, 1997, as supplemented, attached as Appendix B to this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE VKAC GLOBAL EQUITY FUND

     Incorporated herein by reference in its entirety is the Statement of Additional Information of the VKAC Global Equity Fund, dated September 28, 1997, as supplemented, attached as Appendix C to this Statement of Additional Information.

FINANCIAL STATEMENTS

     Incorporated herein by reference in their respective entireties are (i) the audited financial statements of the MS Global Equity Allocation Fund for the fiscal year ended June 30, 1997, as included in Appendix B hereto, (ii) the audited financial statements of the VKAC Global Equity Fund for fiscal year ended May 31, 1997, as included in Appendix C hereto, (iii) the unaudited financial statements of the MS Global Equity Allocation Fund for the six months ended December 31, 1997, as included in Appendix D hereto, and (iv) the unaudited financial statements of the VKAC Global Equity Fund for the six months ended November 30, 1997, as included in Appendix E hereto.

PRO FORMA FINANCIAL STATEMENTS

     Set forth in Appendix F hereto as unaudited pro forma financial statements of the MS Global Equity Allocation Fund giving effect to the Reorganization which include: (i) Pro Forma Condensed Statements of Assets and Liabilities at December 31, 1997, (ii) Pro Forma Condensed Statement of Operations for the one year period ended December 31, 1997 and (iii) Pro Forma Portfolio of Investments at December 31, 1997.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION
                                   [TO COME]

                                                                      APPENDIX B

                      STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                           MORGAN STANLEY FUND, INC.

                             DATED OCTOBER 28, 1997

                           MORGAN STANLEY FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION

    Morgan Stanley Fund, Inc. (the "Company") is an open-end management investment company. The Company currently consists of twenty-two investment portfolios designed to offer a range of investment choices (each, a "Fund" and collectively, the "Funds"). The Company is designed to make available to investors the expertise of (i) Van Kampen American Capital Investment Advisory Corp. as adviser (the "Adviser") and administrator (the "Administrator") to the Funds, (ii) Morgan Stanley Asset Management Inc. ("MSAM"), a sub-adviser (a "Sub-Adviser") to the Funds, other than the Mid Cap Growth and Value Funds and
(iii) Miller, Anderson & Sherrerd, LLP ("MAS"), a sub-adviser (a "Sub-Adviser") to the Mid Cap Growth and Value Funds. As of the date hereof, the Morgan Stanley Emerging Markets Debt, Morgan Stanley Equity Growth, Morgan Stanley European Equity, Morgan Stanley Global Equity, Morgan Stanley Growth and Income, Morgan Stanley Japanese Equity, Morgan Stanley Mid Cap Growth and Morgan Stanley Tax-Free Money Market Funds have not commenced a continuous offering of shares.

    This Statement of Additional Information "SAI" is not a prospectus but should be read in conjunction with the Company's prospectuses dated October 28, 1997, as amended and supplemented from time to time (each a "Prospectus" and together, the "Prospectuses"). To obtain the Prospectuses, please call the Morgan Stanley Fund, Inc. Services Group at:

                                 1-800-341-2911

                                 --------------

                               TABLE OF CONTENTS

                                        PAGE
                                        ----
INVESTMENT OBJECTIVES AND POLICIES......   2
FEDERAL INCOME TAX......................  15
FEDERAL TAX TREATMENT OF FORWARD
 CURRENCY CONTRACTS AND EXCHANGE RATE
 CONTRACTS..............................  18
TAXES AND FOREIGN SHAREHOLDERS..........  18
PURCHASE OF SHARES......................  19
REDEMPTION OF SHARES....................  19
INVESTMENT LIMITATIONS..................  21
DETERMINING MATURITIES OF CERTAIN
 INSTRUMENTS............................  25
MANAGEMENT OF THE COMPANY...............  25
MONEY MARKET FUND NET ASSET VALUE.......  36
PORTFOLIO TRANSACTIONS..................  36
PERFORMANCE INFORMATION.................  37
GENERAL INFORMATION.....................  44
DESCRIPTION OF SECURITIES AND RATINGS...  44
FINANCIAL STATEMENTS....................  47

Date: October 28, 1997

                       INVESTMENT OBJECTIVES AND POLICIES

    The following policies (listed in alphabetical order) supplement the investment objectives and policies set forth in the Company's Prospectuses with respect to the Company's twenty-two Funds: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley High Yield Fund, Morgan Stanley American Value Fund, Morgan Stanley Aggressive Equity Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Japanese Equity Fund, Morgan Stanley Growth and Income Fund, Morgan Stanley European Equity Fund, Morgan Stanley Equity Growth Fund, Morgan Stanley Global Equity Fund, Morgan Stanley Emerging Markets Debt Fund, Morgan Stanley Mid Cap Growth Fund, Morgan Stanley Value Fund (collectively, the "Non-Money Funds") and Morgan Stanley Money Market Fund, Morgan Stanley Tax-Free Money Market Fund and Morgan Stanley Government Obligations Money Market Fund (collectively, the "Money Market Funds"). For ease of reference, the words "Morgan Stanley," which begin the name of each Fund, are not used hereinafter.

EMERGING COUNTRY DEBT SECURITIES

    GENERAL. The Emerging Markets Debt and Worldwide High Income Funds' definition of emerging country debt securities includes securities of companies that may have characteristics and business relationships common to companies in a country or countries other than an emerging country. As a result, the value of the securities of such companies may reflect economic and market forces applicable to other countries, as well as to an emerging country. The Sub-Adviser believes, however, that investment in such companies will be appropriate because the Funds will invest in those emerging market companies which, in its view, have sufficiently strong exposure to economic and market forces in an emerging country such that their value will tend to reflect developments in such emerging country to a greater extent than developments in another country or countries. For example, the Funds may invest in companies organized and located in countries other than an emerging country, including companies having their entire production facilities outside of an emerging country, when securities of such companies meet one or more elements of the Funds' definition of an emerging country debt security and so long as the Sub-Adviser believes at the time of investment that the value of the company's securities will reflect principally conditions in such emerging country.

    The Emerging Markets Debt Fund and Worldwide High Income Fund are subject to no restrictions on the maturities of the emerging country debt securities they hold; those maturities may range from overnight to 30 years. The value of debt securities held by a Fund generally will vary inversely to changes in prevailing interest rates. A Fund's investments in fixed-rated debt securities with longer terms to maturity are subject to greater volatility than the Fund's investments in shorter-term obligations. Debt obligations acquired at a discount are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which are not subject to such discount.

    Government, government-related and restructured debt securities in emerging markets will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participations in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, a Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

    Investments in emerging country government debt securities involve special risks. Certain emerging countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

    Debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Sub-Adviser based on publicly available information and inquiries made to the issuer.

    Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated. Instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer.

    The Funds do not intend to invest in any security in a country where the currency is not freely convertible to U.S. Dollars, unless the Fund has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Fund has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Fund.

    The governments of some countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatization"). The Sub-Adviser believes that privatization may offer investors opportunities for significant capital appreciation and intends to invest assets of the Fund in privatization in appropriate circumstances. In certain countries, the ability of foreign entities, such as the Fund, to participate in privatization may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that any privatization programs in which the Fund participates will be successful.

    Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use sovereign debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Fund may participate in Latin American debt conversion programs. The Sub-Adviser will evaluate opportunities to enter into debt conversion transactions as they arise.

    BRADY BONDS. The Emerging Markets Debt Fund and Worldwide High Income Fund may invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. A Fund may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, a Fund will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.

    U.S. Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.

EQUITY-LINKED SECURITIES

    The Value, Mid Cap Growth, Global Equity, Equity Growth, Growth and Income and Aggressive Equity Funds may invest in equity-linked securities, including, among others, PERCS, ELKS, or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is not possible to predict how equity-linked securities will trade in the secondary market or whether such market will be liquid or illiquid. The following are three examples of equity-linked securities. The Funds may invest in the securities described below or other similar equity-linked securities. There are certain risks of loss of principal in connection with investing in equity-linked securities, as described in the following examples of certain equity-linked securities.

    Preferred Equity Redemption Cumulative Stock ("PERCS") convert into common stock within three years regardless of the price at which the common stock trades. If the common stock is trading at a price that is at or below the cap, a Fund receives one share of common stock for each PERCS share. If the common stock is trading at a price that is above the cap, the Fund receives less than one share, with the conversion ratio adjusted so that the market value of the common stock received by the Fund equals the cap. Accordingly, a Fund is subject to the risk that if the price of the common stock is above the cap price at the maturity of the PERCS, the Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Fund's initial investment in the PERCS and any dividends that were paid on the PERCS. PERCS also present risks based on payment expectations. If a PERCS issuer redeems the PERCS, the Fund may have to replace the PERCS with a lower yielding security, resulting in a decreased return for investors.

    The principal amount that Equity-Linked Securities ("ELKS") holders receive at maturity is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the cap, a Fund receives for each ELKS share an amount equal to the average price of the common stock. If the common stock is trading at a price that is above the cap, the Fund receives the cap amount. Accordingly, a Fund is subject to the risk that if the price of the common stock is above the cap price at the maturity of the ELKS, the Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Fund's initial investment in the ELKS and any dividends that were paid on the ELKS. An additional risk is that the issuer may "reopen" the issue of ELKS and issue additional ELKS at a later time or issue additional debt securities or other securities with terms similar to those of the ELKS, and such issuances may affect the trading value of the ELKS.

    The principal amount that Liquid Yield Option Notes ("LYONs") holders receive for LYONs, other than the lower-than-market yield at maturity, is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the purchase price of the LYONs plus accrued original issue discount, a Fund receives only the lower-than-market yield, assuming the LYONs are not in default. If the common stock is trading at a price that is above the purchase price of the LYON's plus accrued original issue discount, the Fund will receive an amount above the lower-than-market yield on the LYONs, based on how well the underlying common stock performs. LYONs also present risks based on payment expectations. If a LYON's issuer redeems the LYONs, the Fund may have to replace the LYONs with a lower yielding security, resulting in a decreased return for investors.

EURODOLLAR AND YANKEE OBLIGATIONS

    Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

    Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

    Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

    Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

    Performance indexed paper is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    The U.S. Dollar value of the assets of the Global Equity, Global Equity Allocation, Global Fixed Income, Asian Growth, Emerging Markets, Emerging Markets Debt, Latin American, European Equity, Japanese Equity and International Magnum Funds and to the extent they invest in assets denominated in foreign currencies, the Value, Mid Cap Growth, American Value, Aggressive Equity, Growth and Income, Equity Growth, Worldwide High Income and High Yield Funds may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

    The Funds may enter into forward contracts in several circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. Dollar price of the security or the U.S. Dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. Dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when any of these Funds anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Fund to deliver an amount of foreign currency in excess of the value of such Fund's securities or other assets denominated in that currency.

    Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Company believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of each Fund will thereby be served. Except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, the Company's Custodian will place cash or liquid assets into a segregated account of a Fund in an amount equal to the value of such Fund's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or assets will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Fund's commitments with respect to such contracts.

    The Funds generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. A Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out such contract. There can, however, be no assurance that such a liquid market will exist in which to close a forward contract, in which case the Fund may suffer a loss.

    It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

    If a Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Fund would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    The Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

    In addition, Funds may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure. These Funds may also engage in proxy hedging, which is defined as entering into positions in one currency to hedge investments denominated in another currency, where two currencies are economically linked. A Fund's entry into forward contracts, as well as any use of proxy or cross hedging techniques, will generally require the Fund to hold liquid securities or cash equal to the Fund's obligations in a segregated account throughout the duration of the contract.

FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or a specific currency at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, index or currency, traded in the United States are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

    Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

    The Funds may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. An index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. Successful use of index futures will be subject to the Adviser's ability to predict correctly movements in the direction of the relevant securities market. No assurance can be given that the Adviser's judgment in this respect will be correct.

    The Emerging Markets, Latin American, European Equity, American Value, Equity Growth, Emerging Markets Debt, Global Equity, Global Equity Allocation, Aggressive Equity, Growth and Income, Value, Mid Cap Growth and Worldwide High Income Funds may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. If the Adviser believes that a portion of a Fund's assets should be invested in emerging country securities but such investments have not been fully made and the Adviser anticipates a significant market advance, the Fund may purchase index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of such securities.

    Futures traders are required to make a good faith margin deposit in cash or liquid securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on its margin deposits.

    Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts that they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Funds intend to use futures contracts only for hedging purposes.

    Regulations of the CFTC applicable to the Funds require generally that all futures transactions constitute bona fide hedging transactions. A Fund may engage in futures transactions for other purposes so long as the aggregate initial margin and premiums required for such transaction will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Funds will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Funds expect that approximately 75% of their respective futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

    Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

    RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. None of the Funds will enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, none of the Funds will enter into futures contracts and options on futures contracts to the extent that the notional value of its outstanding obligations to purchase securities under such contracts would exceed 20% (50% for the Mid Cap Growth, Value, Equity Growth, Emerging Markets Debt and Global Equity Funds) of its total assets. See also, "Investment Limitations" for further restrictions applicable to the Funds.

    RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

    The Funds will minimize the risk that they will be unable to close out a futures contract by generally entering into futures which are traded on recognized international or national futures exchanges and for which there appears to be a liquid secondary market, however, the Funds may enter into over-the-counter futures transactions to the extent permitted by applicable law.

    The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds engage in futures strategies only for hedging purposes, the Sub-Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, the Fund had invested in the underlying security or currency and sold it after the decline.

    Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FOREIGN CURRENCIES

    The Funds may attempt to accomplish objectives similar to those described above with respect to forward foreign currency exchange contracts and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives a Fund the right to sell a currency at the exercise price until the expiration of the option. A call option gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

    The Funds noted above may purchase and write options on foreign currencies in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Funds may purchase put options on the foreign currency. If the value of the currency does decline, the Funds will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on their portfolios which otherwise would have resulted. Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Funds may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Funds derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Funds could sustain losses on transactions in foreign currency options which would require them to forego a portion or all of the benefits of advantageous changes in such rates.

    Funds may write options on foreign currencies for the same purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

    Funds may only write covered call options on foreign currencies. A call option written on a foreign currency by the portfolio is "covered" if the Fund owns the underlying foreign currency covered by the call, an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) or upon conversion or exchange of other foreign currency held in its portfolio. A written call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or other liquid securities in a segregated account with the Custodian, or (c) maintains in a segregated account cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. Dollars, marked-to-market daily.

    Funds may also write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. Dollar value of a security which the portfolio owns or has the right to acquire due to an adverse change in the exchange rate and which is denominated in the currency underlying the option. In such circumstances, the Fund will either "cover" the transaction as described above or collateralize the option by maintaining in a segregated account with the Custodian, cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. Dollars marked-to-market daily.

    Funds may combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to lock in the foreign currency value of the security and adopt a synthetic position reflecting the credit quality of the U.S. dollar-denominated security.

    To the extent required by the rules and regulations of the Securities and Exchange Commission ("SEC"), the Custodian of the Funds will place cash or other liquid assets into a segregated account of a Fund in an amount equal to the value of such Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Fund's commitments with respect to such contracts.

OPTIONS TRANSACTIONS

    The Non-Money Market Funds may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Fund at the stated exercise price. A "covered" call option means that so long as a Fund is obligated as the writer of the option, it will own (i) the underlying securities subject to the option, or (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option.

    A Fund will receive a premium from writing call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Thus, in some periods a Fund will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities had it not written call options.

    A Fund may sell put options to receive the premiums paid by purchasers and to close out a long put option position. In addition, when the Adviser wishes to purchase a security at a price lower than its current market price, a Fund may write a covered put at an exercise price reflecting the lower purchase price sought.

    A Fund may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. A Fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. A Fund may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on a Fund's ability to purchase call and put options.

    Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Options will be satisfied. The staff of the SEC currently takes the position that OTC Options purchased by a Fund or sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid unless the Fund has entered into a special arrangement to dispose of the security, and are subject to the Fund's limitation on investing in illiquid securities.

    Investments in options involve some of the same considerations that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract or securities, an option may or may not be less risky than ownership of the futures contract or actual securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract or securities. In the opinion of the Sub-Adviser, the risk that a Fund will be unable to close out an options contract will be minimized by only entering into options transactions for which there appears to be a liquid secondary market.

COMBINED TRANSACTIONS

    Funds may enter into multiples of the forwards, futures and options transactions described above in which they are permitted to engage, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Sub-Adviser, it is in the best interest of the Fund to do so. A combined transaction, while part of a single strategy, may contain elements of risk that are present in each of its component transactions and will be structured in accordance with applicable Securities and Exchange Commission (the "SEC") regulations and SEC staff guidelines.

RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN
  CURRENCIES

    Options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchase of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments.

    Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

    The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

    In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

GLOBAL INVESTING

    Investors should recognize that investing in foreign securities involves special considerations which are not typically associated with investing in domestic securities. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain Funds permit entering into forward foreign currency exchange contracts in order to hedge holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

    Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of a Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the U.S. securities of equal value.

    Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Additional risks of foreign investing are set forth in the appropriate Prospectuses.

ILLIQUID SECURITIES

    Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price they are being carried on a Fund's books. This lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for securities also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

INVESTMENT COMPANY SECURITIES

    The 1940 Act, generally prohibits a Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits a Fund from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. A Fund may not purchase shares of any affiliated investment company except as permitted by the 1940 Act or other applicable law.

MORTGAGE-RELATED DEBT SECURITIES

    Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

    The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

    The International Magnum Fund seeks to achieve its objective by investing primarily in equity securities of non-U.S. issuers in accordance with the EAFE country (defined below) weightings determined by the Sub-Adviser. After establishing regional allocation strategies, the Sub-Adviser then selects equity securities among issuers of a region. The Fund invests in countries (each an "EAFE country") comprising the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index (the "EAFE Index") and any countries which have been publicly announced will be added to the EAFE Index.

    The EAFE Index is one of seven International Indices, twenty National Indices and thirty-eight Industry Indices making up the Morgan Stanley Capital International Indices. The Morgan Stanley Capital International EAFE Index is based on the share prices of 1,066 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. "Europe" includes Austria, Belgium, Denmark, Finland, France, Germany, Italy,

    The Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. "Far East" includes Japan, Hong Kong and Singapore/Malaysia. It was announced publicly that Portugal will be added to the EAFE Index in December, 1997.

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX

    The investment objective of the Global Equity Allocation Fund is to provide long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Sub-Adviser and with stock selection within each country designed to replicate a broad market index. The Sub-Adviser determines country allocations for the Fund on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Fund will invest in the United States and industrialized countries throughout the world that comprise the Morgan Stanley Capital International World Index (the "World Index"). The World Index is one of the indices making up the Morgan Stanley Capital International Indices.

    The World Index is based on the share prices of companies listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore/ Malaysia, Spain, Sweden, Switzerland, the United Kingdom and the United States.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS

    For purposes of the Funds' investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. See the Prospectuses for a discussion of the risks of foreign investments. These institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Funds will invest in U.S. Dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Sub-Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied.

PORTFOLIO TURNOVER

    The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Fund for the year, excluding securities with maturities of one year or less. The rate of portfolio turnover will not be a limiting factor when a Fund deems it appropriate to purchase or sell securities for the portfolio. High rates of portfolio turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by the Funds. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. See "Taxes" in the Prospectus for more information on taxation.

REPURCHASE AGREEMENTS

    The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

SECURITIES LENDING

    Each Fund may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Each Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act, or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or liquid securities having a value at all times not less than 100% of the value of the securities loaned, including accrued interest, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and
(d) the Fund receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Sub-Adviser to be of good standing and when, in the judgment of the Sub-Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Directors.

    At the present time, the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

STAND-BY COMMITMENTS

    A Fund may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase, at a Fund's option, a specified Municipal Obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

    The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of that Fund's total assets calculated immediately after each stand-by commitment is acquired.

    The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Sub-Adviser's opinion, present minimal credit risks and otherwise satisfy applicable quality standards. The Funds' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

    The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their right thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by that Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

STRIPPED MORTGAGE-BACKED SECURITIES

    Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

    SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

    Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

SWAP CONTRACTS

    The Non-Money Market Funds may enter into Swap Contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

    The swaps in which the noted Funds may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

    Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities, to avoid any potential leveraging of the Fund. To the extent that these swaps, caps, floors, and collars are entered into for hedging purposes, the Sub-Adviser believes such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. Funds may enter into OTC derivatives transactions (Swaps, Caps, Floors, Puts, etc., but excluding foreign exchange contracts) with counterparties that are approved by the Sub-Adviser in accordance with guidelines established by the Board of Directors. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA.

    The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

U.S. GOVERNMENT OBLIGATIONS

    Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

VARIABLE RATE DEMAND INSTRUMENTS

    Variable rate demand instruments held by each Money Market Fund may have maturities of more than 397 days, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 days, upon giving the prescribed notice (which may not exceed 30 days), and
(ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 days. In determining the weighted average maturity of a Fund and whether a variable rate demand instrument has a remaining maturity of 397 days or less, each instrument will be deemed by the Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is of comparable quality at the time of purchase to instruments rated "high quality," the Sub-Adviser will follow guidelines adopted by the Company's Board of Directors.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. Each Fund will maintain with the appropriate Custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to these commitments. It is possible that the market value at the time of settlement would be higher or lower than the purchase price if the general level of interest rates has changed.

ZERO COUPON BONDS

    Zero coupon bonds is a term used to describe notes and bonds which have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on zero coupon bonds issued by the U.S. Treasury remains guaranteed by the "full faith and credit" of the United States Government.

    A zero coupon bond does not pay interest. Instead, it is issued at a substantial discount to its "face value"--what it will be worth at maturity. The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed to be income received by zero coupon bondholders each year. Each Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Fund's distributions of net investment income.

    Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.

    Zero Coupon Treasury Bonds are sold under a variety of different names, such as: Certificate of Accrual on Treasury Securities ("CATS"), Treasury Receipts ("TRs"), Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Treasury Investment Growth Receipts ("TIGERS").

                               FEDERAL INCOME TAX

    The following is only a summary of certain additional federal tax considerations generally affecting the Company and its shareholders that are not described in the Company's prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Company or its shareholders, and the discussion here and in the Company's prospectuses are not intended as tax advice or as a substitute for careful tax planning.

    Each Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), generally will be applied to each Fund separately, rather than to the Company as a whole. Each Fund has qualified and intends to continue to qualify to be treated for each taxable year as a regulated investment company ("RIC") under subchapter M of the Code.

    The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Legislation and administrative changes or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    In order to qualify for the special tax treatment afforded to RICs under Subchapter M of the Code, each Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, gains from options, futures and forward contracts (the "90% Gross Income Test"); (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of (i) stocks or securities, (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) and (iii) foreign currencies (or options, futures or forward contracts on foreign currencies), but only if not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities) held less than three months (the "Short-Short Gain Test"), and (c) diversify its holdings so that, at the end of each fiscal quarter of the Company's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, United States Government securities, securities of other RICs, and other securities and cash items, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (other than U.S. Government securities or the securities of other
RICs). For purposes of the 90% gross income requirement described above, foreign currency gains may be excluded by regulation from income that qualifies under the 90% requirement. The Short-Short Gain Test will no longer be applicable to the Funds beginning on July 1, 1998.

    In addition to the requirements described above, in order to qualify as a RIC, a Fund must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and net short-term capital gains less operating expenses) to shareholders. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

    If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such case, distributions (including capital gain dividends, which are distributions of net capital gains) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits and such distributions generally will be eligible for the corporate dividends received deductions.

    Each Fund will decide whether to distribute or to retain all or part of any net capital gains in any year for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their federal income tax liability.

    A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss. For a summary of the rates applicable to capital gains (including capital gain dividends), see "Capital Gains Rates Under the 1997 Tax Act" below. Any loss recognized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss recognized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

    Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

    Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains dividends and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Fund, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

CAPITAL GAINS RATES UNDER THE 1997 TAX ACT

    Under the Taxpayer Relief Act of 1997 (the "1997 Tax Act"), the maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are (i) the same as ordinary income rates for capital assets held for one year or less, (ii) 28% for capital assets held for more than one year but not more than 18 months and (iii) 20% for capital assets held for more than 18 months. The maximum long-term capital gains rate for corporations remains at 35%. Under the 1997 Tax Act, the Treasury is authorized to issue regulations that address the application of the new capital gains rates to sales and exchanges by RICs and to sales and exchanges of interests in RICs, but no such regulations have been issued as of the date hereof. It is expected that the new tax rates for capital gains under the 1997 Tax Act described above will apply to distributions of capital gain dividends by the Funds as well as to sales and exchanges of shares in the Funds. With respect to capital losses recognized on dispositions of shares held six months or less where such losses are treated as long-term capital losses to the extent of prior capital gain dividends received on such shares (see discussion above regarding gains or losses recognized on the sale or exchange of shares), it is unclear how such capital losses offset the capital gains referred to above. Shareholders should consult their own tax advisers as to the application of the new capital gains rates to their particular circumstances.

ADDITIONAL CONSIDERATIONS FOR THE TAX-FREE MONEY MARKET FUND

    In order for the Tax-Free Money Market Fund to pay exempt-interest dividends during any taxable year, at the close of each quarter of its taxable year at least 50% of the value of the Fund's assets must consist of certain tax-exempt obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may, however, be subject to the alternative minimum tax (the "AMT") imposed by Section 55 of the Code and, in the case of corporate taxpayers, the environmental tax (the "Environmental Tax") imposed by
Section 59A of the Code. The AMT and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the AMT and/or the Environmental Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the AMT and the Environmental Tax.

    The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% (depending on the taxpayer's income) of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year may be included in the gross income of such individual depending upon the individual's "modified adjusted gross income" (which includes exempt-interest dividends).

    The Tax-Free Money Market Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use such a facility in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of this Fund.

    Issuers of bonds purchased by the Tax-Free Money Market Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

    Distributions of net investment income received by the Tax-Free Money Market Fund from investments in debt securities (other than interest on tax-exempt Municipal Obligations) and any net short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporate shareholders. Although the Tax-Free Money Market Fund generally does not expect to receive net investment income other than Tax-Exempt Interest, up to 20% of the net assets of the Fund may be invested in Municipal Obligations that do not bear Tax-Exempt Interest, and any taxable income recognized by the Fund will be distributed and taxed to its shareholders.

PASSIVE FOREIGN INVESTMENT COMPANIES

    A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (i) at least 75% of its gross income is passive income or (ii) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a RIC that holds stock of a PFIC will be subject to federal income tax on (i) a portion of any "excess distribution" received on such stock or (ii) any gain from a sale or disposition of such stock (collectively, "PFIC income"), plus interest on such amounts, even if the RIC distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the RIC's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, which most likely would have to be distributed to satisfy the 90% distribution requirement and the distribution requirement for avoiding income and excise taxes. In most instances it will be very difficult to make this election due to certain requirements imposed with respect to the election.

    Under provisions of the 1997 Tax Act generally effective for taxable years ending after 1997, a Fund that invests in PFIC stock may make an election to annually mark-to-market certain publicly traded PFIC stock (a "PFIC Mark-to-Market Election"). "Marking-to-market," in this context, means recognizing as ordinary income or loss each year an amount equal to the difference between the Fund's adjusted tax basis in such PFIC stock and its fair market value. Losses will be allowed only to the extent of net mark-to-market gain previously included by the Fund pursuant to the election for prior taxable years. The Fund may be required to include in its taxable income for the first taxable year in which it makes a PFIC Mark-to-Market Election an amount equal to the interest charge that would otherwise accrue with respect to distributions on, or dispositions of, the PFIC stock. This amount would not be deductible from the Fund's taxable income. The PFIC Mark-to-Market Election applies to the taxable year for which made and to all subsequent taxable years, unless the PFIC stock ceases to be publicly traded or the Internal Revenue Service consents to revocation of the election. By making the PFIC Mark-to-Market Election, the Fund could ameliorate the adverse tax consequences arising from its ownership of PFIC stock, but in any particular year may be required to recognize income in excess of the distributions it receives from the PFIC and proceeds from the disposition of PFIC stock.

FOREIGN INCOME TAX

    It is expected that each Fund will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, if any, and a Fund may be subject to foreign income or other taxes with respect to other income. So long as more than 50% in value of a Fund's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat certain foreign income taxes imposed on it under U.S. federal income tax law as paid directly by its shareholders. A Fund will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Fund makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction for their shares of the foreign income taxes in computing their federal income tax liability. No deductions will be allowed in computing alternative minimum tax liability.

    Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to foreign source taxable income. For this purpose, the portion of dividends and distributions paid by a Fund from its foreign source income will be treated as foreign source income. A Fund's gains from the sale of securities will generally be treated as derived from U.S. sources and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from a Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

    The foregoing is only a general description of the treatment of foreign income taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

CERTAIN INVESTMENT PRACTICES

    Some of a Fund's investment practices, including those involving certain risk management transactions and foreign currency transactions, may be subject to special provisions of the Code that, among other things, defer the use of certain losses of the Fund and affect the holding period of securities held by the Fund and the character of gains or losses realized by the Fund. These provisions may also require the Fund to recognize income or gain without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. Thus, these provisions could affect the amount, timing and character of distributions to shareholders. Each Fund engaging in such investment practices will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

                   FEDERAL TAX TREATMENT OF FORWARD CURRENCY
                     CONTRACTS AND EXCHANGE RATE CONTRACTS

    Except for certain hedging transactions, each Fund is required for federal income tax purposes to recognize as gain or loss for each taxable year its net unrealized gains and losses on certain forward currency and futures contracts as of the end of each taxable year, as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Proposed legislation would provide that amounts treated as capital gain or loss pursuant to the foregoing sentence would be attributable to property held for more than 18 months. See "Capital Gains Rates Under the 1997 Tax Act" above for a summary of the tax rates applicable to capital gains. Forward currency futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

    Any net gain realized from the closing out of futures contracts will generally be qualifying income for purposes of the 90% Gross Income test. In order to satisfy the Short-Short Gain test, however, a Fund will have to avoid realizing gains on futures contracts and certain forward contracts held less than three months and may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains of such contracts that have been open for less than three months as of the end of a Fund's taxable year and which are treated as recognized for tax purposes at the end of the taxable year will not be considered gains on securities held less than three months for purposes of the Short-Short Gain test. The Short-Short Gain test will no longer be applicable to the Funds beginning on July 1, 1998.

    Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of a Fund's net investment income, if any, available to be distributed to its shareholders as ordinary income.

                         TAXES AND FOREIGN SHAREHOLDERS

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("Foreign Shareholder") depends on whether the income from the Company is "effectively connected" with a U.S. trade or business carried on by such shareholder.

    If the income from the Company is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of ordinary income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from United States federal income tax on gains realized on the sale of shares of the Company, distributions of net long-term capital gains, and amounts retained by the Company which are designated as undistributed capital gains.

    If the income from the Company is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions of net investment income and net long-term capital gains, and any gains realized upon the sale of shares of the Company, will be subject to U.S. federal income tax at the rates applicable to United States citizens and residents or domestic corporations.

    The Company may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

    The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Company.

                               PURCHASE OF SHARES

    For Class A shares of the Non-Money Funds, the purchase price of shares is based upon the net asset value per share plus the applicable sales charge, if any, next determined after the purchase order is received. Class B shares and Class C shares of the Non-Money Funds may be purchased at the net asset value per share next determined after the purchase order is received. For all classes of such Funds an order received prior to the regular close of the New York Stock Exchange (the "NYSE") (currently, 4:00 p.m., Eastern Time) will be executed at the price computed on the date of receipt; and an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open. The purchase price of shares of the Non-Money Funds is based on such price as further described in the Prospectuses under "Purchase of Shares."

    The purchase price of shares of the Money Market Funds is the net asset value per share next determined after Federal Funds are available to such Fund. A purchase of a Money Market Fund's shares by check is credited to the shareholder's account at the price next determined after receipt of Federal Funds on the day of receipt and will begin receiving dividends the following day.

    Shares of the Company may be purchased on any day the NYSE is open, except that shares of the Money Market Funds may be purchased on any day when both the NYSE and the Federal Reserve Banks are open. The NYSE is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively. Federal Reserve Banks are closed on Columbus Day and Veterans Day, in addition to such NYSE holidays.

    Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Company, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Fund's shares.

                              REDEMPTION OF SHARES

    Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit. Additionally, if the Board of Directors determines that payment wholly or partly in cash would be detrimental to the best interests of the remaining shareholders of the Fund, the Company may pay the redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities held by the Funds in lieu of cash in conformity with applicable rules of the SEC. Shareholders may incur brokerage charges upon the sale of portfolio securities so received in payment of redemptions.

    Any redemption may be more or less than the shareholder's cost depending on, among other factors, the market value of the securities held by the Fund(s).

    To protect your account and the Company from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Company to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (2) share transfer requests.

    Eligible signature guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, provided that the institution is a member of the Securities Transfer Agents Medallion Program or another recognized signature guarantee program. Notaries public are not acceptable guarantors.

    The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Company are also being redeemed, on the letter or stock power.

    Redemption of shares held in broker street name may not be accomplished by mail or telephone as described above. Shares held in broker street name may be redeemed only by contacting the investment dealer, bank or financial services firm ("Participating Dealer") that handles your account.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A

    For certain full service participant directed profit sharing and money purchase plans and qualified 401(k) retirement plans and for investments in the amount of $1,000,000 or more of Class A shares of the Non-Money Funds ("Qualified Purchaser"), the front-end sales charge will be waived and a contingent deferred sales charge ("CDSC -- Class A") of 1.00% is imposed in the event of certain redemptions within one year of the purchase. If a CDSC -- Class A is imposed upon redemption, the amount of the CDSC -- Class A will be equal to the lesser of 1.00% of the net asset value of the shares at the time of purchase or 1.00% of the net asset value of the shares at the time of redemption.

    The CDSC -- Class A will be imposed only if a Qualified Purchaser redeems an amount which caused the value of the account to fall below the total dollar amount of purchase payments made by the Qualified Purchaser without an initial sales charge during the one year period prior to the redemption. The CDSC -- Class A will be waived in connection with redemptions by certain Qualified Purchasers (e.g., in retirement plans qualified under Section 401(a) of the Code and deferred compensation plans under Section 457 of the Code) required to obtain funds to pay distributions to beneficiaries pursuant to the terms of the plans. Such payments include, but are not limited to, death, disability, retirement or separation from service. No CDSC -- Class A will be imposed on exchanges between funds. For purposes of the CDSC -- Class A, when shares of one fund are exchanged for shares of another fund, the purchase date for the shares of the fund exchanged into will be assumed to be the date on which shares were purchased in the fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC -- Class A rather than a front-end load sales charge. In determining whether a CDSC -- Class A is payable, it is assumed that shares held the longest are the first to be redeemed.

    Cumulative Purchase Discounts and Letters of Intent apply to the net asset value privilege. Also, in order to establish an amount of $1,000,000 or more, a Qualified Purchaser may aggregate shares of the Participating Funds described in the Prospectus.

WAIVER OF CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGE ("CDSC -- CLASS B
  AND C")

    As described in the Prospectus under "Purchase of Shares," redemptions of Class B shares and Class C shares of the Non-Money Funds will be subject to a CDSC. The CDSC -- Class B and C may be waived on redemptions of Class B shares and Class C shares in the circumstances described below:

    (a)  Redemption Upon Disability or Death

    The Non-Money Funds will waive the CDSC -- Class B and C on redemptions following the death or disability of a Class B shareholder and Class C shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Company does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC -- Class B and C.

    In cases of disability or death, the CDSC -- Class B and C will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC -- Class B and C applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

    (b)  Redemption in Connection with Certain Distributions from Retirement
Plans

    The Company will waive the CDSC -- Class B and C when a total or partial redemption is made in connection with certain distributions from retirement plans. The charge will be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more of the Participating Funds; in such event, as described below, the Non-Money Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC -- Class B and C is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also will be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

    The Company does not intend to waive the CDSC -- Class B and C for any distributions from IRAs or other retirement plans not specifically described above.

                             INVESTMENT LIMITATIONS

    Each current Fund of the Company has adopted certain investment policies which are either fundamental investment limitations or non-fundamental investment limitations. Fundamental investment limitations may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Non-fundamental investment limitations may be changed by the Board of Directors of the Company.

    For the purpose of adopting fundamental investment limitations the current Funds have been divided into three separate groups, which limitations apply only to the Funds that form a part of that group. The groups are comprised as follows:

Category I Funds:                 Global Fixed Income, Worldwide High
                                  Income, High Yield, American Value,
                                  Aggressive Equity, U.S. Real Estate,
                                  Global Equity Allocation, Asian Growth,
                                  Emerging Markets, Latin American,
                                  International Magnum, Japanese Equity,
                                  Growth and Income and European Equity
                                  Funds.

Category II Funds:                Equity Growth, Global Equity, Emerging
                                  Markets Debt, Mid Cap Growth and Value
                                  Funds.

Money Market Funds:               Money Market, Tax-Free Money Market and
                                  Government Obligations Money Market
                                  Funds.

CATEGORY I FUNDS

    The following are fundamental investment limitations with respect to the Category I Funds. No Category I Fund will:

     (1) invest in commodities, except that each of the Emerging Markets Fund, Latin American Fund, European Equity Fund, American Value Fund, Aggressive Equity Fund, Growth and Income and Worldwide High Income Fund may invest in futures contracts and options to the extent that not more than 5% of its total assets are required as deposits to secure obligations under futures contracts and not more than 20% of its total assets are invested in futures contracts and options at any time;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate, and except that the U.S. Real Estate Fund may invest in real estate limited partnership interests, but may not invest in such interests that are not publicly traded;

     (3) underwrite the securities of other issuers;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (6) except with respect to the Latin American Fund and U.S. Real Estate Fund, acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (7) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

     (8) purchase on margin or sell short except as specified above in (1) and except that the Emerging Markets Fund, Latin American Fund, European Equity Fund, Aggressive Equity Fund and Worldwide High Income Fund may enter into short sales in accordance with its investment objective and policies;

     (9) purchase or retain securities of an issuer if those officers and Directors of the Company or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

    (10) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 10% of the Fund's total assets valued at the lower of market or cost and a Fund may not purchase additional securities when borrowings exceed 5% of total assets, except that the Worldwide High Income Fund, Latin American Fund and Growth and Income Fund may enter into reverse repurchase agreements in accordance with its investment objective and policies and except that each of the Latin American Fund, Aggressive Equity Fund and Worldwide High Income Fund may borrow amounts up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing;

    (11) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except that each of the Latin American, Aggressive Equity and Worldwide High Income Funds may pledge, mortgage or hypothecate its assets to secure borrowings in amounts up to 33 1/3% of its assets (including the amount borrowed);

    (12) invest more than an aggregate of 15% of the total assets of the Fund, determined at the time of investment, in illiquid assets, including repurchase agreements having maturities of more than seven days or invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Fund's total assets would be invested in these time deposits; provided, however, that no Fund shall invest (i) more than 10% of its total assets in securities subject to legal or contractual restrictions on resale and (ii) in fixed time deposits with a duration of over seven calendar days;

    (13) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

    (14) issue senior securities;

    (15) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (12) above) which are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

    (16) except for the Global Fixed Income Fund, Emerging Markets Fund, Latin American Fund, Aggressive Equity Fund and U.S. Real Estate Fund, purchase more than 10% of any class of the outstanding securities of any issuer; and

    (17) except for the Global Fixed Income Fund, Emerging Markets Fund, Latin American Fund, U.S. Real Estate Fund and Worldwide High Income Fund, purchase securities of an issuer (except obligations of the U.S. Government and its instrumentalities) if as the result, with respect to 75% of its total assets, more than 5% of the Funds total assets, at market value, would be invested in the securities of such issuer.

    The following are non-fundamental investment limitations with respect to the Category I Funds. As a matter of non-fundamental policy, no Category I Fund will:

     (1) purchase warrants if, by reason of such purchase, more than 5% of the value of the Fund's net assets would be invested in warrants valued at the lower of cost or market. Included in this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a nationally recognized stock exchange;

     (2) invest in oil, gas or other mineral leases; and invest up to 25% of its total assets in privately placed securities, provided that it may not invest more than 15% of its total assets in illiquid securities, including securities for which there is no readily available market, and provided further that it will not invest more than 10% of its total assets in securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), except securities that are not registered under the 1933 Act but that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act.

    Each of the Global Fixed Income, Latin American, Aggressive Equity, U.S. Real Estate and Worldwide High Income Funds will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

    The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Funds of the Company may adopt different limitations.

CATEGORY II FUNDS

    The following are fundamental investment limitations with respect to the Category II Funds. No Category II Fund will:

     (1) invest in physical commodities or contracts on physical commodities, except that any Fund may acquire physical commodities as a result of ownership of securities or other instruments and may purchase or sell options or futures contracts or invest in securities or other instruments backed by physical commodities;

     (2) purchase or sell real estate, although each Fund may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

     (3) make loans except: (i) by purchasing debt securities in accordance with their respective investment objectives and policies, or entering into repurchase agreements, subject to the limitations described in non-fundamental investment limitation (8) below, (ii) by lending their portfolio securities, and (iii) by lending portfolio assets to other Funds, banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act, the rules, regulations, interpretations or orders of the SEC and its staff thereunder;

     (4) except for the Emerging Markets Debt Fund, with respect to 75% of each Fund's assets, purchase a security if, as a result, the Fund would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

     (5) except for the Emerging Markets Debt Fund, with respect to 75% of each Fund's assets, purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (6) issue any class of senior security or sell any senior security of which it is the issuer, except that each Fund may borrow money as a temporary measure for extraordinary or emergency purposes, provided that such borrowings do not exceed 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (exclusive of borrowings) and except that the Emerging Markets Debt Fund may borrow from banks in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objective and policies. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of a Fund's total assets at the time the Fund makes such temporary borrowing. Notwithstanding the foregoing limitations on issuing or selling senior securities and borrowing, a Fund may engage in investment strategies that obligate it either to purchase securities or segregate assets, or enter into reverse repurchase agreements, provided that it will segregate assets to cover its obligations pursuant to such transactions in accordance with applicable rules, orders, or interpretations of the SEC or its staff. This investment limitation shall not preclude a Fund from issuing multiple classes of shares in reliance on SEC rules or orders.

     (7) underwrite the securities of other issuers (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the disposition of restricted securities);

     (8) Acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when any such Fund adopts a temporary defensive position.

    The following are non-fundamental investment limitations with respect to the Category II Funds. As a matter of non-fundamental policy, no Category II Fund will:

     (1) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, provided that each Fund may make margin deposits in connection with transactions in options, futures, and options on futures;

     (2) sell short unless the Fund (i) owns the securities sold short, (ii) by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, or (ii) maintains in a segregated account on the books of the Fund's custodian an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short or such other amount as the SEC or its staff may permit by rule, regulation, order, or interpretation, except that the Emerging Markets Debt Fund may from time to time sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus; provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

     (3) purchase or retain securities of an issuer if those Officers and Directors of the Company or any of its investment advisers owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (4) borrow money other than from banks or other Funds of the Company, provided that a Fund may borrow from banks or other Funds of the Company so long as such borrowing is not inconsistent with the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder; or, except for the Emerging Markets Debt Fund, purchase additional securities when borrowings exceed 5% of total assets;

     (5) pledge, mortgage or hypothecate assets in an amount greater than 10% of its total assets in the case of the Equity Growth, Global Equity and Emerging Markets Debt Funds or 50% of its total assets in the case of the Mid Cap Growth and Value Funds, provided that each Fund may segregate assets without limit in order to comply with the requirements of Section 18(f) of the 1940 Act and applicable rules, regulations or interpretations of the SEC and its staff;

     (6) invest more than an aggregate of 15% of the net assets of the Fund, determined at the time of investment, in illiquid securities provided that this limitation shall not apply to any investment in securities that are not registered under the 1933 Act but that can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and are determined to be liquid securities under guidelines or procedures adopted by the Board of Directors;

     (7) invest for the purpose of exercising control over management of any company;

     (8) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

     (9) in the case of the Equity Growth, Global Equity, and Emerging Markets Debt Funds, make loans as described in fundamental investment limitations 3(ii) and 3(iii), above, in an amount exceeding 33 1/3% of its total assets; and

    (10) in the case of the Emerging Markets Debt Fund, purchase a security if, as a result, with respect to 50% of its assets, it would hold more than 10% of the outstanding voting securities of an issuer or have more than 5% of its total assets invested in securities of an issuer or, with respect to 100% of its assets, it would have more than 25% of its total assets invested in securities of the issuer, except that these limitations do not apply to investments in U.S. Government securities.

    Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Fund's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

MONEY MARKET FUNDS

    The following are fundamental investment limitations with respect to the Money Market Funds. No Money Market Fund will:

     (1) invest in commodities;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

     (3) underwrite the securities of other issuers;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation, except that the Tax-Free Money Market Fund may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations;

     (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (in the case of the Money Market Fund) instruments issued by U.S. banks or their domestic branches;

     (7) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

     (8) issue senior securities or borrow money, except for borrowing money from banks for temporary purposes or (with respect to the Money Market Fund and Government Obligations Fund) for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Fund, any assets except as may be necessary in connection with permitted borrowings and then, in amounts not in excess of 10% of the value of the Fund's total assets at the time of the borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Fund's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Fund's securities by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

     (9) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

    (10) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

    (11) with respect to the Money Market Fund, invest in other investment companies except to the extent permitted by the 1940 Act, provided that the Fund may invest only in investment companies that are unaffiliated with the Fund; and with respect to the Tax-Free Money Market Fund and Government Obligations Money Market Fund, invest more than 10% of the value of the Fund's assets in other investment companies that are unaffiliated with the Fund and then no more than 5% of the Fund's assets may be invested in any one money market fund;

    (12) with respect to the Money Market Fund, purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Fund may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Fund's assets and may make time deposits;

    (13) with respect to the Tax-Free Money Market Fund, under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest");

    (14) with respect to the Government Obligations Money Market Fund, purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Fund's assets which may be invested in the securities of any one issuer of obligations that the Fund is permitted to purchase;

    (15) purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities subject to unconditional demand features issued by a non-controlled person) if immediately after and as a result at the time of purchase more than 5% of the Fund's total assets would be invested in the securities of such issuer; except that, under applicable regulations, the Fund may invest more than 5% of its total assets in any one issuer for up to three business days;

    (16) enter into repurchase agreements with more than seven days maturity if, as a result, more than 10% of the value of its net assets would be invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; and

    (17) make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objectives, policies and limitations and, with respect to the Money Market and Government Obligations Money Market Funds, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned.

    With respect to limitation (6) above concerning industry concentration, the Money Market Fund will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

    The following are non-fundamental investment limitations with respect to the Money Market Funds. As a matter of non-fundamental policy, no Money Market Fund will:

     (1) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such derivative securities will exceed 5% of its respective total assets;

     (2) purchase warrants if, by reason of such purchase, more than 5% of the value of the Fund's net assets would be invested in warrants valued at the lower of cost or market. Included in this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a nationally recognized stock exchange; and

     (3) invest in oil, gas or other mineral leases.

    The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Funds of the Company may adopt different limitations.

                 DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

    Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (1) a government obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate;
(c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                           MANAGEMENT OF THE COMPANY

OFFICERS AND DIRECTORS

    The Company's Officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Company. The Directors set broad policies for the Company and choose its Officers. Two Directors and all of the Officers of the Company are directors, officers or employees of the Adviser or its affiliates. The other Directors have no affiliation with the Adviser, Distributor or administrative services providers or their affiliates. The Directors are also Trustees of other open-end funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. ("Asset Management") (except for the Exchange Fund and the Common Sense Trust) (collectively with the Company, the "Fund Complex") and Mr. Whalen is also Trustee of many closed-end funds that are similarly managed. Officers of the Company are generally officers of the other funds in the Fund Complex and some or all of the other investment companies managed, administered, advised or distributed by the Adviser or its affiliates. A list of the Directors and Officers of the Company and a brief statement of their present positions and principal occupations during the past five years is set forth below. Messrs. Hegel, McDonnell, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Company's officers other than Messrs. Hegel, McDonnell, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell, Hill and Stadler and Ms. Haigney are located at 2800 Post Oak Blvd., Houston, TX 77056.

NAME, ADDRESS AND
DATE OF BIRTH                POSITION WITH COMPANY     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------  --------------------------------------------------------------------------------------
J. Miles Branagan            Director                  Private investor, Co-founder, and prior to August 1996,
1632 Morning Mountain Road                             Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                                      Corporation (now known as Getinge/Castle, Inc. a subsidiary
Date of Birth: 07/14/32                                of Getinge Industrier AB), a company which develops,
                                                       manufactures, markets and services medical and scientific
                                                       equipment. Director/Trustee of each of the funds in the Fund
                                                       Complex.
Richard M. DeMartini*        Director                  President and Chief Operating Officer, Individual Asset
Dean Witter Capital                                    Management Group, a division of Morgan Stanley, Dean Witter,
Two World Trade Center                                 Discover & Co. ("MSDWD"). Member of the MSDWD Management
New York, NY 10048                                     Committee. Director of the InterCapital Funds. Trustee of
Date of Birth: 10/12/52                                the TCW/DW Funds. Former Chairman of the Board of the NASDAQ
                                                       Stock Market, Inc. Former Vice Chairman of the Board of the
                                                       National Association of Securities Dealers, Inc.
                                                       Director/Trustee of each of the Funds in the Fund Complex.
Linda Hutton Heagy           Director                  Co-Managing Partner of Heidrick & Struggles, an executive
Sears Tower                                            search firm. Prior to 1997, Partner, Paul Ray Berndtson,
233 South Wacker Drive                                 Inc., an executive recruiting and management consulting
Suite 7000                                             firm. Formerly, Executive Vice President of ABN AMRO, N.A.,
Chicago, IL 60606                                      a Dutch bank holding company. Prior to 1992, Executive Vice
Date of Birth: 06/03/48                                President of La Salle National Bank. Trustee on The
                                                       University of Chicago Hospitals Board, The International
                                                       House Board and the Women's Board of the University of
                                                       Chicago. Director/ Trustee of each of the funds in the Fund
                                                       Complex.
R. Craig Kennedy             Director                  President and Director, German Marshall Fund of the United
11 DuPont Circle, N.W.                                 States. Formerly, advisor to the Dennis Trading Group Inc.
Washington, D.C. 20036                                 Prior to 1992, President and Chief Executive Officer.
Date of Birth: 02/29/52                                Director and Member of the Investment Committee of the Joyce
                                                       Foundation, a private foundation. Director/Trustee of each of the funds in the Fund Complex.
Jack E. Nelson               Director                  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                                 financial planning company and registered investment
Winter Park, FL 32789                                  adviser. President, Nelson Investment Brokerage Services
Date of Birth: 02/13/36                                Inc., a member of the National Association of Securities
                                                       Dealers, Inc. ("NASD") and Securities Investors Protection
                                                       Corp. ("SIPC"). Director/Trustee of each of the funds in the
                                                       Fund Complex.

NAME, ADDRESS AND
DATE OF BIRTH                POSITION WITH COMPANY     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------  --------------------------------------------------------------------------------------
Don G. Powell*               Director                  Chairman, President, Chief Executive Officer and a Director
2800 Post Oak Blvd.                                    of Van Kampen American Capital, Inc. ("VKAC"). Chairman,
Houston, TX 77056                                      Chief Executive Officer and a Director of the Adviser, Asset
Date of Birth: 10/19/39                                Management and the Distributor. Chairman and a Director of
                                                       ACCESS Investors Services, Inc. ("ACCESS"). Director or
                                                       officer of certain other subsidiaries of VKAC. Chairman of the Board of Governors and the Executive Committee of the
                                                       Investment Company Institute. Prior to November, 1996,
                                                       President, Chief Executive Officer and a Director of VK/AC
                                                       Holding, Inc. ("VKAC Holding"). Director/Trustee of each of the funds in the Fund Complex advised by the Adviser and
                                                       prior to July 1996 President, Chief Executive Officer and a
                                                       Trustee/Director of funds in the Fund Complex at that time.
Jerome L. Robinson           Director                  President, Robinson Technical Products Corporation, a
115 River Road                                         manufacturer and processor of welding alloys, supplies and
Edgewater, NJ 07020                                    equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                                programming company specializing in white collar
                                                       productivity. Director, Panasia Bank. Director/Trustee of
                                                       each of the funds in the Fund Complex.
Phillip Rooney               Director                  Vice Chairman and Director of The Servicemaster Company, a
One Service Master Way                                 business and consumer services company, since May 1997.
Downers Grove, IL 60515                                Private investor, Director, Illinois Tool Works, Inc., a
Date of Birth: 07/08/44                                manufacturing company. Director, Urban Shopping Centers
                                                       Inc., a retail mall management company; Director, Stone
                                                       Container Corp., a paper manufacturing company. Trustee,
                                                       University of Notre Dame. Formerly, President and Chief
                                                       Executive Officer, Waste Management, Inc., an environmental services company, and prior to that, President and Chief
                                                       Operating Officer, Waste Management, Inc. Director/Trustee
                                                       of each of the funds in the Fund Complex.
Fernando Sisto               Director                  Professor Emeritus and prior to 1995, Dean of the Graduate
155 Hickory Lane                                       School, Stevens Institute of Technology. Director, Dynalysis
Closter, NJ 07624                                      of Princeton, a firm engaged in engineering research.
Date of Birth: 08/02/24                                Director/ Trustee of each of the funds in the Fund Complex.
Wayne W. Whalen*             Director and Chairman of  Partner in the law firm of Skadden, Arps, Slate, Meagher &
333 West Wacker Drive        the Board                 Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                                      Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                                Capital Management, Inc. and closed-end funds advised by the
                                                       Adviser. Director/Trustee of each of the funds in the Fund
                                                       Complex, open-end funds advised by Van Kampen Capital
                                                       Management, Inc. and closed-end funds advised by the
                                                       Adviser.
Dennis J. McDonnell          President                 President and Director of VKAC. President, Chief Operating
Date of Birth: 05/20/42                                Officer and a Director of the Adviser and American Capital.
                                                       Director or officer of certain other subsidiaries of VKAC.
                                                       Prior to November 1996, Executive Vice President and a
                                                       Director of VKAC Holding. President of each of the funds in the Fund Complex. President, Chairman of the Board and
                                                       Trustee of other investment companies advised by the
                                                       Adviser, Asset Management or their affiliates.

NAME, ADDRESS AND
DATE OF BIRTH                POSITION WITH COMPANY     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------  --------------------------------------------------------------------------------------
Ronald A. Nyberg             Vice President and        Executive Vice President, General Counsel and Secretary of
Date of Birth: 07/29/53      Secretary                 VKAC. Executive Vice President, General Counsel, Assistant
                                                       Secretary and a Director of the Adviser, Asset Management
                                                       and the Distributor. Executive Vice President, General
                                                       Counsel and Assistant Secretary of ACCESS. Director or
                                                       officer of certain other subsidiaries of VKAC. Director of
                                                       ICI Mutual Insurance Co., a provider of insurance to members of the Investment Company Institute. Prior to November 1996,
                                                       Executive Vice President, General Counsel and Secretary of
                                                       VKAC Holding. Vice President and Secretary of each of the
                                                       funds in the Fund Complex and certain other investment
                                                       companies advised by the Adviser, Asset Management or their affiliates.
Peter W. Hegel               Vice President            Executive Vice President of the Adviser. Director of Asset
Date of Birth: 06/25/56                                Management. Officer of certain other subsidiaries of VKAC.
                                                       Vice President of each of the funds in the Fund Complex and certain other investment companies advised by the Adviser,
                                                       Asset Management or their affiliates.
Alan T. Sachtleben           Vice President            Executive Vice President of the Adviser and Asset
Date of Birth: 04/20/42                                Management. Director of Asset Management, Director or
                                                       officer of certain other subsidiaries of VKAC. Vice
                                                       President of each of the funds in the Fund Complex and
                                                       certain other investment companies advised by the Adviser,
                                                       Asset Management or their affiliates.
Joseph P. Stadler            Vice President            Vice President of Morgan Stanley Asset Management Inc.;
1221 Avenue of the Americas                            Officer of various investment companies managed by Morgan
New York, NY 10020                                     Stanley Asset Management Inc. Previously with Price
Date of Birth: 06/07/54                                Waterhouse LLP (accounting).
Paul R. Wolkenberg           Vice President            Executive Vice President of VKAC, Asset Management and the
Date of Birth: 11/10/44                                Distributor. President, Chief Executive Officer and a
                                                       Director of ACCESS. Director or officer of certain other
                                                       subsidiaries of VKAC. Vice President of each of the funds in the Fund Complex and certain other investment companies
                                                       advised by the Adviser, Asset Management or their
                                                       affiliates.
Edward C. Wood, III          Vice President and Chief  Senior Vice President of the Adviser and Asset Management.
Date of Birth: 01/11/56      Financial Officer         Vice President and Chief Financial Officer of each of the
                                                       funds in the Fund Complex and certain other investment
                                                       companies advised by the Adviser, Asset Management or their affiliates.
Curtis W. Morell             Vice President and Chief  Senior Vice President of the Adviser and Asset Management.
Date of Birth: 08/04/46      Accounting Officer        Vice President and Chief Accounting Officer of each of the funds in the Fund Complex and certain other investment
                                                       companies advised by the Adviser, Asset Management or their affiliates.
John L. Sullivan             Treasurer                 First Vice President of the Adviser and Asset Management.
Date of Birth: 08/20/55                                Treasurer of each of the funds in the Fund Complex and
                                                       certain other investment companies advised by the Adviser,
                                                       Asset Management or their affiliates.
Tanya M. Loden               Controller                Vice President of the Adviser and Asset Management.
Date of Birth: 11/19/59                                Controller of each of the funds in the Fund Complex and
                                                       other investment companies advised by the Adviser, Asset
                                                       Management or the affiliates.

NAME, ADDRESS AND
DATE OF BIRTH                POSITION WITH COMPANY     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------  --------------------------------------------------------------------------------------
Nicholas Dalmaso             Assistant Secretary       Vice President and Senior Attorney of VKAC, Vice President
Date of Birth: 03/01/65                                and Assistant Secretary of the Adviser, Asset Management and
                                                       the Distributor. Officer of certain other subsidiaries of
                                                       VKAC. Assistant Secretary of each of the funds in the Fund
                                                       Complex and other investment companies advised by the
                                                       Adviser, Asset Management or the affiliates.
Huey P. Falgout, Jr.         Assistant Secretary       Assistant Vice President and Senior Attorney of VKAC,
Date of Birth: 11/15/63                                Assistant Vice President and Assistant Secretary of the
                                                       Adviser, Asset Management, the Distributor and ACCESS.
                                                       Officer of certain other subsidiaries of VKAC, Assistant
                                                       Secretary of each of the funds in the Fund Complex and other investment companies advised by the Adviser, Asset
                                                       Management or the affiliates.
Scott E. Martin              Assistant Secretary       Senior Vice President, Deputy General Counsel and Assistant
Date of Birth: 08/20/56                                Secretary of VKAC, Senior Vice President, Deputy General
                                                       Counsel and Secretary of the Adviser, Asset Management, the
                                                       Distributor and ACCESS. Officer of certain other
                                                       subsidiaries of VKAC. Prior to November 1996, Senior Vice
                                                       President, Deputy General Counsel and Assistant Secretary of
                                                       VKAC Holding. Assistant Secretary of each of the funds in
                                                       the Fund Complex and other investment companies advised by the Adviser, Asset Management or the affiliates.
Weston B. Wetherell          Assistant Secretary       Vice President, Associate General Counsel and Assistant
Date of Birth: 06/15/56                                Secretary of VKAC, the Adviser, Asset Management and the
                                                       Distributor. Officer of certain other subsidiaries of VKAC.
                                                       Assistant Secretary of each of the funds in the Fund Complex and other investment companies advised by the Adviser, Asset
                                                       Management or the affiliates.
Joanna Haigney               Assistant Treasurer       Assistant Vice President, Senior Manager of Fund
73 Tremont Street                                      Administration and Compliance Services, Chase Global Funds
Boston, MA 02108                                       Services Company; Officer of various investment companies
Date of Birth: 10/10/66                                managed by Morgan Stanley Asset Management Inc. Previously with Coopers & Lybrand LLP.
Steven M. Hill               Assistant Treasurer       Assistant Vice President of the Adviser and Asset
Date of Birth: 10/16/64                                Management. Assistant Treasurer of each of the funds in the
                                                       Fund Complex and other investment companies advised by the
                                                       Adviser, Asset Management or the affiliates.
M. Robert Sullivan           Assistant Controller      Assistant Vice President of the Adviser and Asset
Date of Birth: 03/30/33                                Management. Assistant Controller of each of the funds in the
                                                       Fund Complex and other investment companies advised by the
                                                       Adviser, Asset Management or the affiliates.

--------------
* Such Directors are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. DeMartini and Powell are interested persons of the Adviser and the Funds because of their affiliation with the Adviser. Mr. Whalen is an interested person of the Funds by reason of his firm acting as legal counsel to the Funds.

    Prior to the election of the current Directors on July 2, 1997, Messrs. Barton M. Biggs, John D. Barrett, II, Gerard E. Jones, Warren J. Olsen, Andrew McNally, IV, Samuel T. Reeves, Fergus Reid, Frederick O. Robertshaw and Frederick B. Whittemore (the "Prior Directors") served as directors to the Company. Until July 2, 1997, the Company was part of an open-end fund complex, which also consisted of Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Universal Funds, Inc. (the "Prior Complex"). For the fiscal year ended June 30, 1997, each director who was not an "interested person" of the Funds was being paid an annual aggregate fee of $55,000 plus expenses for service as a director of the funds in the Prior Complex and an additional annual aggregate fee of $10,000 for service on the audit committee of the funds in the Prior Complex. For the fiscal year ended June 30, 1997, individual trustees received aggregate fees from the Funds and from the Prior Complex as shown in the table below entitled "Compensation Table--Prior Directors".

    As of the date of this SAI, each of the Directors is a director/trustee of each of the 65 operating funds in the Fund Complex which includes the Funds (for purposes of this action, the "MS Funds"), other open-end funds advised by the Adviser (each a "VK Fund" and collectively the "VK Funds") and open-end funds advised by Asset Management (each an "AC Fund" and collectively the "AC Funds"). Each director/trustee who is not an affiliated person of VKAC, the Adviser, Asset Management, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows director/trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. As of the date hereof, each VK Fund and AC Fund in the Fund Complex provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below. As of January 1, 1998, it is anticipated that each Fund in the Fund Complex, except the money market series of the MS Funds, will provide such a retirement plan to its Non-Affiliated Trustee.

    The trustees recently reviewed and adopted a standardized compensation and benefits program for each fund in the Fund Complex. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex (except the money market series of the MS Funds) on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex (except the money market series of the MS Funds) in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meeting.

    For the period until December 31, 1997, the compensation of each Non-Affiliated Trustee from each VK Fund in the Fund Complex includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a director/trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

    For the period until December 31, 1997, the compensation of each Non-Affiliated Trustee from the AC Funds in the Fund Complex includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a director/trustee. Payment of the annual retainer and the regular meeting fee is allocated among all of the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the director/trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his on her services as a director/trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

    For the period from July 2, 1997 up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the MS Funds is intended to be based generally on the compensation amounts and methodology used by such funds prior to their joining the current Fund Complex on July 2, 1997. Each trustee/director was elected as a director of the MS Funds on July 2, 1997. Prior to July 2, 1997, the MS Funds were part of another fund complex (the "Prior Complex") and the former directors of the MS Funds were paid an aggregate fee allocated among the funds in the Prior Complex that resulted in individual directors receiving total compensation between approximately $8,000 to $10,000 from the MS Funds during such funds' last fiscal year.

    Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the fund and earn a rate of return determined by reference to the return on the common shares of such fund or other funds in the Fund Complex as selected by the respective Non-
Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the fund may invest to securities of those selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Company.

    Each VK Fund and AC Fund in the Fund Complex has adopted a retirement plan. Under the retirement plan, a Non-Affiliated Trustee who is receiving director/trustee's compensation from the fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such director/trustee's retirement from the fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the fund. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.

    The following table shows aggregate compensation paid to each of the Company's Prior Directors by the Company and the Prior Complex, respectively, for the fiscal year from July 1, 1996 to June 30, 1997.

                               COMPENSATION TABLE
                                PRIOR DIRECTORS

                                                                          PENSION OR                         TOTAL COMPENSATION
                                                       AGGREGATE      RETIREMENT BENEFITS  ESTIMATED ANNUAL  FROM PRIOR COMPLEX
                                                     COMPENSATION     ACCRUED AS PART OF    BENEFITS UPON         PAID TO
NAME OF PERSON, POSITION                              FROM FUNDS         FUND EXPENSES        RETIREMENT        DIRECTORS++
--------------------------------------------------  ---------------   -------------------  ----------------  ------------------
Barton M. Biggs*
Director and Chairman of the Board................      $     0               $0                  $0              $     0
John D. Barrett, II,*
Director..........................................      $10,070               $0                  $0              $73,767
Gerard E. Jones,*
Director..........................................      $10,070               $0                  $0              $80,867
Warren J. Olsen,*
Director and President............................      $     0               $0                  $0              $     0
Andrew McNally, IV,*
Director..........................................      $     0+              $0                  $0              $63,767
Samuel T. Reeves,*
Director..........................................      $     0+              $0                  $0              $63,767
Fergus Reid,*
Director..........................................      $     0+              $0                  $0              $80,867
Frederick O. Robertshaw,**
Director..........................................      $ 8,714               $0                  $0              $63,767

--------------
  * Elected Director as of June 28, 1995; retired as of July 2, 1997.
  + The total amount of deferred compensation for Samuel T. Reeves, Fergus Reid and Andrew McNally, IV was $8,714, $10,070, and $8,714, respectively.
 ++ The Prior Complex consisted of four investment companies including the Company.

    The following table shows aggregate compensation paid to each of the Company's current Directors by the Company for the fiscal year from July 1, 1996 to June 30, 1997 and from the Fund Complex for the calendar year ended December 31, 1996.

                               COMPENSATION TABLE
                               CURRENT DIRECTORS

                                                                          PENSION OR                         TOTAL COMPENSATION
                                                       AGGREGATE      RETIREMENT BENEFITS  ESTIMATED ANNUAL  FROM FUND COMPLEX
                                                     COMPENSATION     ACCRUED AS PART OF    BENEFITS UPON         PAID TO
NAME                                                  FROM FUNDS           EXPENSES           RETIREMENT     DIRECTOR/TRUSTEE+
--------------------------------------------------  ---------------   -------------------  ----------------  ------------------
J. Miles Branagan*................................      $   0**               $0                  $0              $104,875
Richard M. DeMartini*.............................      $   0**               $0                  $0               16,875
Linda Hutton Heagy*...............................      $   0**               $0                  $0              104,875
R. Craig Kennedy*.................................      $   0**               $0                  $0              104,875
Jack E. Nelson*...................................      $   0**               $0                  $0               97,875
Don G. Powell*....................................      $   0**               $0                  $0               22,000
Jerome L. Robinson*...............................      $   0**               $0                  $0              101,625
Phillip Rooney*...................................      $   0**               $0                  $0               22,000
Dr. Fernando Sisto*...............................      $   0**               $0                  $0              104,875
Wayne W. Whalen*..................................      $   0**               $0                  $0              104,875

--------------
 * Elected Director as of July 2, 1997.
** Director received no compensation from the Funds for the fiscal year ended
   June 30, 1997. See discussion preceding the table regarding anticipated compensation for the fiscal year from July 1, 1997 to June 30, 1998.
+ The amounts in this column represent aggregate compensation from the 51 funds in the Fund Complex as of December 31, 1996. Because funds in the Fund Complex have different fiscal year-ends, the information for this column is presented on a calendar year basis. The amounts for the calendar year ending December 31, 1997 will most likely be higher reflecting the addition of the Funds to the Fund Complex. The Adviser and its affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. Powell and Whalen, the director/trustees are not director/trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Adviser and its affiliates, Mr. Whalen received total compensation of $243,375 during the calendar year ended December 31, 1996.

    As of October 16, 1997, the Directors and officers as a group owned less than 1% of the shares of the Funds.

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

    The Adviser is an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD"). The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and has its offices at One Parkview Plaza, Oakbrook Terrace, IL 60181 and 2800 Post Oak Boulevard, Houston, TX 77056. Pursuant to the advisory agreement (the "Advisory Agreement") between the Adviser and the Company, the Adviser provides investment services to the Funds. Additionally, pursuant to the administration agreement (the "Administration Agreement") between the Adviser and the Company, the Adviser (the "Administrator") provides administrative services to the Funds. The Advisory Agreement and Administration Agreement became effective as of July 2, 1997. The current Advisory Agreement and Administration Agreement are described in more detail in the Company's prospectus. Prior to July 2, 1997, MSAM (described below) was the adviser and administrator of each of the Funds except Mid Cap Growth and Value Funds which were advised by MAS (described below). The fees and expenses under the new Advisory Agreement and new Administration Agreement are substantially similar to the predecessor agreements.

    MSAM is an indirect wholly-owned subsidiary of MSDWD and acts as sub-adviser pursuant to an investment sub-advisory agreement between MSAM and the Adviser to each of the Company's Funds, other than the Mid Cap Growth and Value Funds. The principal offices of the MSAM are located at 1221 Avenue of the Americas, New York, NY 10020. As compensation for advisory services to the non-money Funds of the Company for the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, MSAM, the prior adviser, earned fees of approximately $4,571,000 (and voluntarily waived a portion of such fees equal to approximately $868,000), $7,177,000 (and voluntarily waived a portion of such fees equal to approximately $1,328,000) and $10,409,000 (and voluntarily waived a portion of such fees equal to approximately $1,716,000), respectively. Further, for the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, MSAM, as adviser for the PCS Money Market Portfolio (the "Predecessor Money Market Portfolio") the predecessor to the Money Market Fund received $611,754, $759,398 and $882,000, respectively (net of voluntary fee waivers of $87,105, $153,797 and $579,000, respectively) and as adviser for the PCS Government Obligations Money Market Portfolio (the "Predecessor Government Obligations Money Market Portfolio") the predecessor to the Government Obligations Money Market Fund received $897,867, $395,312 and $542,000, respectively (net of voluntary fee waivers of $0, $45,251 and $392,000, respectively). For the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, the Company paid administrative fees to MSAM, the prior administrator to the Funds, of approximately $1,500,000, $2,273,000 and $3,187,000, respectively. For the fiscal years ended June 30, 1995 and June 30, 1996 and for the fiscal period from July 1, 1996 to September 26, 1996, PFPC Inc., which served as administrator to the Predecessor Money Market Portfolio and Predecessor Government Obligations Money Market Portfolio (the "Predecessor Portfolios"), was paid aggregate administrative fees of $346,829, $273,252 and $73,440, respectively.

    MAS is an indirect wholly-owned subsidiary of MSDWD with its principal offices located at One Tower Bridge, West Conshohocken, PA 19428. Pursuant to an investment sub-advisory agreement between MAS and the Adviser, MAS provides sub-advisory services to each of the Mid Cap Growth and Value Funds. MAS provides investment services to employee benefit plans, endowment funds, foundations, and other institutional investors and has served as investment adviser to the MAS Funds, a registered open-end investment company, since 1984. At September 30, 1996, MAS managed investments totaling approximately $37.5 billion. MAS did not receive any compensation as an adviser, sub-adviser or administrator to the Funds from the Company prior to the end of the fiscal year ended June 30, 1997.

    Under sub-administration agreements between the Administrator and The Chase Manhattan Bank ("Chase"), Chase Global Funds Services Company ("CGFSC," formerly Mutual Funds Service Company, a corporate affiliate of Chase) provides certain administrative services to the Company. For the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, the prior Administrator paid Sub-Administration fees to Chase of approximately $2,004,678, $2,028,244 and $2,011,782, respectively. CGFSC provides operational and administrative services to investment companies with approximately $116 billion in assets and having approximately 165,479 shareholder accounts as of June 30, 1997. CGFSC's business address is 73 Tremont Street, Boston, MA 02108-3913.

DISTRIBUTION OF FUND SHARES

    Prior to January 1, 1997, Morgan Stanley & Co. Incorporated ("Morgan Stanley"), a wholly-owned subsidiary of MSDWD, served as the distributor of the Company's shares pursuant to a Distribution Agreement with the Company and a Plan of Distribution for each Money Market Fund and each class of each Non-Money Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan" and collectively, the "Plans"). Subsequent to January 1, 1997, Van Kampen American Capital Distributors, Inc. (the "Distributor") replaced Morgan Stanley as distributor of the Company's shares pursuant to a Distribution Agreement with the Company and the Plans. Under each Plan the Company's distributor is entitled to receive from the Funds a distribution fee, which is accrued daily and paid quarterly, of up to 0.50% for each of the Money Market Funds and up to 0.75% of the Class B shares and Class C shares of each of the Non-Money Funds, on an annualized basis, of the average daily net assets of such Fund or classes. The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative or shareholder services (a "Participating Dealer"). The actual amount of such compensation is agreed upon by the Company's Board of Directors and by the Distributor. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

    The Plans obligate the Funds to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Funds to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Funds will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee. The Plans for the Class A, Class B and Class C shares of the Non-Money Market Funds were most recently approved by the Company's Board of Directors, including those directors who are not "interested persons" of the Company as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on December 12, 1996 and the Plan for the Money Market Funds was most recently approved at the same meeting.

    Morgan Stanley served as distributor of the Company until December 31, 1996 and the Distributor served as the distributor for the Company from January 1, 1997 through the fiscal year ended June 30, 1997. As compensation for providing distribution services to the Company for the fiscal year ended June 30, 1997, the Distributor and Morgan Stanley received aggregate fees of approximately $8,204,000 which were attributable approximately as follows:

                                                                                                    FISCAL YEAR ENDED
                                                                                                      JUNE 30, 1997
FUND NAME                                                                                                 (000)
-------------------------------------------------------------------------------------------------  -------------------
Global Equity Allocation Fund -- Class A.........................................................       $     160
Global Equity Allocation Fund -- Class B.........................................................             238
Global Equity Allocation Fund -- Class C.........................................................             679
Global Fixed Income Fund -- Class A..............................................................              16
Global Fixed Income Fund -- Class B..............................................................              16
Global Fixed Income Fund -- Class C..............................................................              26
Asian Growth Fund -- Class A.....................................................................             509
Asian Growth Fund -- Class B.....................................................................             602
Asian Growth Fund -- Class C.....................................................................           1,424
Emerging Markets Fund -- Class A.................................................................             229
Emerging Markets Fund -- Class B.................................................................             180
Emerging Markets Fund -- Class C.................................................................             465
Latin American Fund -- Class A...................................................................              81
Latin American Fund -- Class B...................................................................              45
Latin American Fund -- Class C...................................................................              87
American Value Fund -- Class A...................................................................              58
American Value Fund -- Class B...................................................................              43
American Value Fund -- Class C...................................................................             233
Worldwide High Income Fund -- Class A............................................................             152
Worldwide High Income Fund -- Class B............................................................             491
Worldwide High Income Fund -- Class C............................................................             351
Aggressive Equity Fund -- Class A................................................................              28
Aggressive Equity Fund -- Class B................................................................             105
Aggressive Equity Fund -- Class C................................................................              55
High Yield Fund -- Class A.......................................................................              13
High Yield Fund -- Class B.......................................................................              57
High Yield Fund -- Class C.......................................................................              43
U.S. Real Estate Fund -- Class A.................................................................              19
U.S. Real Estate Fund -- Class B.................................................................              45
U.S. Real Estate Fund -- Class C.................................................................              22
International Magnum Fund -- Class A.............................................................              21
International Magnum Fund -- Class B.............................................................              68
International Magnum Fund -- Class C.............................................................              58
Japanese Equity Fund -- Class A(1)...............................................................             N/A
Japanese Equity Fund -- Class B(1)...............................................................             N/A
Japanese Equity Fund -- Class C(1)...............................................................             N/A
Growth and Income Fund -- Class A(1).............................................................             N/A
Growth and Income Fund -- Class B(1).............................................................             N/A
Growth and Income Fund -- Class C(1).............................................................             N/A
European Equity Fund -- Class A(1)...............................................................             N/A
European Equity Fund -- Class B(1)...............................................................             N/A
European Equity Fund -- Class C(1)...............................................................             N/A
Money Market Fund(2).............................................................................             981
Tax-Free Money Market Fund(1)....................................................................             N/A
Government Obligations Money Market Fund(2)......................................................             604
Equity Growth Fund -- Class A(1).................................................................             N/A
Equity Growth Fund -- Class B(1).................................................................             N/A
Equity Growth Fund -- Class C(1).................................................................             N/A
Global Equity Fund -- Class A(1).................................................................             N/A
Global Equity Fund -- Class B(1).................................................................             N/A
Global Equity Fund -- Class C(1).................................................................             N/A
Emerging Markets Debt Fund -- Class A(1).........................................................             N/A
Emerging Markets Debt Fund -- Class B(1).........................................................             N/A
Emerging Markets Debt Fund -- Class C(1).........................................................             N/A
Mid Cap Growth Fund -- Class A(1)................................................................             N/A
Mid Cap Growth Fund -- Class B(1)................................................................             N/A
Mid Cap Growth Fund -- Class C(1)................................................................             N/A
Value Fund -- Class A(1).........................................................................             N/A
Value Fund -- Class B(1).........................................................................             N/A
Value Fund -- Class C(1).........................................................................             N/A

------------------
(1) Not operational as of June 30, 1997.
(2) As compensation for providing distribution services to the Predecessor Portfolios for the period from July 1, 1996 to September 26, 1996, Morgan Stanley received fees from the Predecessor Money Market Portfolio in the amount of $146,803 and from the Predecessor Government Obligations Money Market Portfolio in the amount of $98,828. Such fees are included in the amounts listed above.

CODE OF ETHICS

    The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes require that all employees of the Adviser and Sub-Advisers preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser or Sub-Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    The names and addresses of the holders of 5% or more of the outstanding shares of any class of the Company as of October 16, 1997 and the percentage of outstanding shares of such classes owned beneficially or of record by such shareholders as of such date are, to Company management's knowledge, as follows:

    AMERICAN VALUE FUND: Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4122 owned 7.118% of the total outstanding Class A shares of such Fund.

    Merrill Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers, 4800 Deer Lake Dr. East 3rd Floor, Jacksonville, FL 32246-6484, owned 11.140% of the total outstanding Class B shares of such Fund.

    The following each held the percentage indicated of the total outstanding Class C shares of such Fund: Merrill Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers, 4800 Deer Lake Dr. East, 3rd Floor, Jacksonville, FL 32246-6484, 6.538% and Morgan Stanley Group Inc., 1221 Avenue of the Americas, New York, NY, 10020-1001, 6.130%.

    GLOBAL EQUITY ALLOCATION FUND: Scott & Stringfellow PSP, Mutual Funds/Clearing & Custody Account, P.O. Box 1575, Richmond, VA 23213, owned 5.253% of the total outstanding Class A shares of such Fund.

    GLOBAL FIXED INCOME FUND: Lehman Brothers Inc., P.O. Box 29198, Brooklyn, NY 11202, owned 34.20% of the total outstanding Class A shares of such Fund. Charles Schwab & Co, Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104 owned 5.945% of the total outstanding Class A shares of such Fund.

    The following each held the percentage indicated of the total outstanding Class B shares of such Fund: ADVEST, Inc., 90 State House Square, Hartford, CT 06103-3702, 9.934%; Piper Jaffray as Custodian FBO Mary Lou Concialdi, 222 So. 9th St., Minneapolis, MN 55402-3389, 7.312%; Anna E. Fulmer Trustee for Anna E. Fulmer Trust, U/A/D 8/2/93, 1124 Marine Way West, West Palm Beach, FL, 33408-3630, 7.051%; and Frank Burstein, 211 Linden Dr., Elkins Park, PA 19027-1341, 5.184%.

    The following each held the percentage indicated of the total outstanding Class C shares of such Fund: Geraldine M. Nemeth, Trustee, Trust U/A Dated 12/5/87, Geraldine M. Falkiner 1987, 1482 Indian Trails Parkway, Baraboo, WI 53913, 5.593%; Thomas B. Congdon and Constance B. Congdon, Joint Tenants, 4 Pine St., Nantucket, MA 02554-3721, 5.222% and Smith Barney, Inc., 388 Greenwich Street, New York, NY 10613-2375, 5.064%.

    EMERGING MARKETS FUND: Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104, owned 29.877% of the total outstanding Class A shares of such Fund.

    GROWTH AND INCOME FUND: Van Kampen American Capital Generations Variable Annuities, c/o American General Life Insurance Company, P.O. Box 1591, Houston, TX 77251 owned 93.182% of the total outstanding Class B shares of such Fund; Van Kampen American Capital Distributors Inc., One Chase Manhattan Plaza, 37th Floor, New York, NY 10005 owned 6.818% of the total outstanding Class B shares of such Fund.

    HIGH YIELD FUND: Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 39.419% of the total outstanding Class A shares of such Fund and 26.384% of the total outstanding Class C shares of such Fund. Nancy J. Dinardo Trust, Dinardo Family Trust, DTD 09/01/88, 323 North Ave, Bridgeport, CT 06808-6126 owned 6.816% of the total outstanding Class C shares of such Fund.

    LATIN AMERICAN FUND: Merrill Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246-6484, owned 10.293% of the total outstanding Class C shares of such Fund.

    U.S. REAL ESTATE FUND: The following each held the percentage indicated of the total outstanding Class C shares of such Fund: Dain Bosworth Inc., FBO Lancaster Ventures LLC, P.O. Box 6368, Lincoln, NE 58508-0368, 11.158% and MFSC FEBO #CL7-625647, Hironaru Okamoto, Shigeno Okamoto, 32 Beverly Rd, Great Neck, NY, 11021-1330, 7.443%.

    INTERNATIONAL MAGNUM FUND: Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 10.216% of the total outstanding Class A shares of such Fund; Wachovia Bank NA Cust, FBO East Carolina University Endowment and Foundation, 301 N. Main Street, P.O. Box 3073, Winston Salem, NC 27150, owned 9.190% of the total outstanding Class A shares of such Fund and Charles Schwab & Co. Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4122, owned 5.854% of the total outstanding Class A shares of such Fund.

    Van Kampen American Capital Trust Company, 2800 Post Oak Blvd, Houston, Texas 77056, owned 5.406% of the total outstanding Class B shares of such Fund.

    MONEY MARKET FUND: PFPC, Inc., 400 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809, owned 99.514% of the total outstanding shares of the Fund.*

    GOVERNMENT OBLIGATIONS MONEY MARKET FUND: PFPC, Inc., 400 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809, owned 99.979% of the total outstanding shares of the Fund.*

    WORLDWIDE HIGH INCOME FUND: The following each held the percentage indicated of the total outstanding Class A shares of such Fund: FTC & Co., P.O. Box 173736, Denver, CO 80217-3738, 16.548% and Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4122, 8.338%.

    TAX-FREE MONEY MARKET FUND:  N/A

    JAPANESE EQUITY FUND:  N/A

    EUROPEAN EQUITY FUND:  N/A

    EQUITY GROWTH FUND:  N/A

    GLOBAL EQUITY FUND:  N/A

    EMERGING MARKETS DEBT FUND:  N/A

    MID CAP GROWTH FUND:  N/A

    VALUE FUND: Van Kampen American Capital Trust Company, 2800 Post Oak Blvd, Houston, Texas 77056, owned 5.406% of the total outstanding Class C shares of such Fund.

    *The shareholder may be deemed a "controlling person" of the particular Fund by virtue of its power to control the voting or disposition of the shares it owns. As a result of its ownership position, the shareholder may be able to control the outcome of matters voted on by shareholders of the Fund.

                       MONEY MARKET FUND NET ASSET VALUE

    Each of the Money Market Funds seeks to maintain a stable net asset value per share of $1.00. Each Fund uses the amortized cost method of valuing its securities, which does not take into account unrealized gains or losses. The use of amortized cost and the maintenance of a Fund's per share net asset value at $1.00 is based on the Fund's election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that Rule, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities which are of "eligible quality" as determined in accordance with regulations of the SEC.

    The Rule also requires that the Directors, as a particular responsibility within the overall duty of care owed to shareholders, establish procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Directors deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield available for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by, or under procedures adopted by, the Directors.

    In the event of a deviation of over 1/2 of 1% between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Directors will promptly consider what action, if any, should be taken. The Directors will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redemption in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten the average maturity, withholding dividends, paying distributions from capital or capital gains or utilizing a net asset value per share as determined by using available market quotations.

    There are various methods of valuing the assets and of paying dividends and distributions from a money market fund. Each of the Money Market Funds values its assets at amortized cost while also monitoring the available market bid price, or yield equivalents. Since dividends from net investment income will be declared daily and paid monthly, the net asset value per share of such Funds will ordinarily remain at $1.00, but the Funds' daily dividends will vary in amount. Net realized short-term capital gains, if any, less any capital loss carryforwards, will be distributed whenever the Directors determine that such distributions would be in the best interest of shareholders, but in any event, at least once a year. The Money Market Funds do not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually, less any capital loss carryforwards.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement and Investment Sub-Advisory Agreements authorize each of the Adviser and Sub-Advisers (collectively for this discussion only, the "Adviser") to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and direct the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. The Company has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Company.

    In purchasing and selling securities for the Funds, it is the Company's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Funds, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Company. Some securities considered for investment by a Fund may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of a Fund and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Company's Directors.

    Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Company's portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley under procedures adopted by the Board of Directors. For the three fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, the Company paid brokerage commissions of approximately $115,622, $180,458 and $464,192, respectively, to the Morgan Stanley, an affiliated broker-dealer. For the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, commissions paid to Morgan Stanley represented approximately 7%, 6% and 7.98%, respectively, of the total amount of brokerage commissions paid in such period and which were paid on transactions that represented 3%, 2% and 7.10%, respectively, of the aggregate dollar amount of transactions that incurred commissions paid by the Company during such period.

    Fund securities will not be purchased from, or through, or sold to or through, the Adviser, the Sub-Advisers or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

                            PERFORMANCE INFORMATION

    The Company may from time to time quote various performance figures to illustrate the Funds' past performance.

    Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Company but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Company are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Company to compute or express performance follows.

TOTAL RETURN

    From time to time the Funds may advertise total return. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Fund) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10- year period (or over the life of the Fund) and the deduction of all applicable Company expenses on an annual basis.

    Total return figures are calculated according to the following formula:

   P(1+T)n      =      ERV

    where:

         P      =      a hypothetical initial payment of $1,000
         T      =      average annual total return
         n      =      number of years
       ERV      =      ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

    Calculated using the formula above, the average annualized total return, exclusive of a sales charge or deferred sales charge, for each of the Funds that commenced operations prior to June 30, 1997 for the one-year period ended June 30, 1997 and for the period from the inception of each Fund through June 30, 1997 are as follows:

                                                       ONE-YEAR        INCEPTION
                                          INCEPTION  PERIOD ENDED    THROUGH JUNE
                                            DATE     JUNE 30, 1997     30, 1997
                                          ---------  -------------   -------------
Global Equity Allocation Fund
    Class A Shares......................   01/04/93    20.61%          15.90%
    Class B Shares(1)...................   08/01/95    19.64%          19.77%
    Class C Shares(1)...................   01/04/93    19.69%          15.04%
Global Fixed Income Fund
    Class A Shares......................   01/04/93     4.27%           6.48%
    Class B Shares(1)...................   08/01/95     3.48%           3.78%
    Class C Shares(1)...................   01/04/93     3.48%           5.64%
Asian Growth Fund
    Class A Shares......................   06/23/93    (1.10)%          9.89%
    Class B Shares(1)...................   08/01/95    (1.79)%          0.00%(2)
    Class C Shares(1)...................   06/23/93    (1.79)%          9.11%
American Value Fund
    Class A Shares......................   10/18/93    30.68%          16.23%
    Class B Shares(1)...................   08/01/95    29.77%          21.72%
    Class C Shares(1)...................   10/18/93    29.67%          15.32%
Worldwide High Income Fund
    Class A Shares......................   04/21/94    30.29%          18.35%
    Class B Shares(1)...................   08/01/95    29.14%          24.02%
    Class C Shares(1)...................   04/21/94    29.12%          17.39%
Emerging Markets Fund
    Class A Shares......................   07/06/94    13.54%           4.66%
    Class B Shares(1)...................   08/01/95    12.67%          11.57%
    Class C Shares(1)...................   07/06/94    12.66%           3.87%
Latin American Fund
    Class A Shares......................   07/06/94    57.32%          19.10%
    Class B Shares(1)...................   08/01/95    56.17%          44.31%
    Class C Shares(1)...................   07/06/94    56.04%          18.10%
Aggressive Equity Fund
    Class A Shares......................   01/02/96    28.93%          34.43%
    Class B Shares......................   01/02/96    28.01%          33.53%
    Class C Shares......................   01/02/96    28.04%          33.48%
U.S. Real Estate Fund
    Class A Shares......................   05/01/96    35.75%          35.17%
    Class B Shares......................   05/01/96    34.58%          33.88%
    Class C Shares......................   05/01/96    34.56%          34.05%
High Yield Fund
    Class A Shares......................   05/01/96    18.12%          15.67%
    Class B Shares......................   05/01/96    17.22%          14.83%
    Class C Shares......................   05/01/96    17.21%          14.82%
International Magnum Fund
    Class A Shares......................   07/01/96    17.30%          17.30%
    Class B Shares......................   07/01/96    16.40%          16.40%
    Class C Shares......................   07/01/96    16.27%          16.27%
Japanese Equity Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Growth and Income Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A

                                                       ONE-YEAR        INCEPTION
                                          INCEPTION  PERIOD ENDED    THROUGH JUNE
                                            DATE     JUNE 30, 1997     30, 1997
                                          ---------  -------------   -------------
European Equity Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Equity Growth Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Global Equity Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Emerging Markets Debt Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Mid Cap Growth Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Value Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Money Market Fund.......................   08/04/89     4.60%           4.64%
Tax-Free Money Market Fund..............        N/A      N/A             N/A
Government Obligations Money Market
 Fund...................................   03/12/92     4.53%           3.72%

------------------
  The Japanese Equity, Growth and Income, European Equity, Equity Growth, Global Equity, Emerging Markets Debt, Mid Cap Growth, Value and Tax-Free Money Market Funds had not commenced operations in the fiscal year ended June 30, 1997.

(1) The Class B shares listed above were created on May 1, 1995. The original Class B shares were renamed Class C shares, as listed above, on May 1, 1995. The Class B shares commenced operations on August 1, 1995.

(2) Amount is less than 0.01.

YIELD FOR CERTAIN FUNDS

    From time to time certain of the Funds may advertise yield.

    Current yield reflects the income per share earned by a Fund's investments.

    Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

    Current yield figures are obtained using the following formula:

                      2[(a - b + 1) - 1]
Yield          =      ------------------
                              cd

    where:

    a          =      dividends and interest earned during the period
    b          =      expenses accrued for the period (net of reimbursements)
    c          =      the average daily number of shares outstanding during the period that were entitled to receive income distributions
    d          =      the maximum offering price per share on the last day of the period

    The respective current yields for the following Funds 30-day period ended June 30, 1997 were as follows:

                                                                     CLASS A      CLASS B      CLASS C
FUND NAME                                                            SHARES       SHARES       SHARES
-----------------------------------------------------------------  -----------  -----------  -----------
Global Fixed Income Fund                                                3.79%        3.23%        3.23%
Worldwide High Income Fund                                              7.76%        7.40%        7.40%
High Yield Fund                                                         7.24%        6.84%        6.84%

                  CALCULATION OF YIELD FOR MONEY MARKET FUNDS

    The current yield of the Money Market, Tax-Free Money Market and Government Obligations Money Market Funds are calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Fund, including dividends on both the original share and on such additional shares. The yields of the Money Market Fund and Government Obligations Money Market Fund for the 7-day period ended June 30, 1997 were 4.69% and 4.62% respectively. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for each Fund by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result. The effective yields of the Money Market Fund and Government Obligations Money Market Fund for the 7-day period ended June 30, 1997 were 4.80% and 4.73%, respectively.

    The yield of a Fund will fluctuate. The annualization of a week's dividend is not a representation by the Fund to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Funds, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing fund instruments, computing net asset value and calculating yield.

                            TAXABLE EQUIVALENT YIELD

    It is easy to calculate your own taxable equivalent yield if you know your tax bracket. The formula is:

   Tax Free Yield
-------------------       =      Your Taxable Equivalent
1 - Your Tax Bracket             Yield

    For example, if you are in the 28% tax bracket and can earn a tax-free yield of 7.5%, the taxable equivalent yield would be 10.42%. The table below indicates the advantages of investments in Municipal Bonds for certain investors. Tax-exempt rates of interest payable on a Municipal Bond (shown at the top of each column) are equivalent to the taxable yields set forth opposite the respective income tax levels, based on income tax rates effective for the tax year 1997 under the Internal Revenue Code. There can, of course, be no guarantee that the Tax-Free Money Market Fund will achieve a specific yield. Also, it is possible that some portion of the Fund's dividends may be subject to federal income taxes. A substantial portion, if not all, of such dividends may be subject to state and local taxes.

                         TAXABLE EQUIVALENT YIELD TABLE

          SAMPLE LEVEL OF              FEDERAL
           TAXABLE INCOME              INCOME           TAXABLE EQUIVALENT RATES BASED ON TAX-EXEMPT YIELD OF:
------------------------------------     TAX      ------------------------------------------------------------------
  SINGLE RETURN      JOINT RETURN     BRACKETS     3%     4%     5%     6%      7%      8%      9%     10%     11%
-----------------  -----------------  ---------   -----  -----  -----  -----  ------  ------  ------  ------  ------
$0-$24,650         $0-$41,200            15%      3.53%  4.71%  5.88%  7.06%  8.24%   9.41%   10.59%  11.76%  12.94%
$24,650-$59,750    $41,200-$99,600       28%      4.17%  5.56%  6.94%  8.33%  9.72%   11.11%  12.50%  13.89%  15.28%
$59,750-$124,650   $99,600-$151,750      31%      4.35%  5.80%  7.25%  8.70%  10.14%  11.59%  13.04%  14.49%  15.94%
$124,650-$271,050  $151,750-$271,050     36%      4.69%  6.25%  7.81%  9.38%  10.94%  12.50%  14.06%  15.63%  17.19%
$271,050 and up    $271,050 and up      39.6%     4.97%  6.62%  8.28%  9.93%  11.59%  13.23%  14.90%  16.56%  18.21%

--------------
* Net amount subject to 1997 Federal Income Tax after deductions and exemptions, not indexed for 1997 income tax rates.

COMPARISONS

    To help investors better evaluate how an investment in a Fund of Morgan Stanley Fund, Inc. might satisfy their investment objective, advertisements regarding the Company may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications may be used:

    (a) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    (b) Standard & Poor's 500 Stock Index or its component indices -- unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    (c) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

    (d) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

    (e) Lipper -- Capital Appreciation Index -- a composite of mutual funds managed for maximum capital gains.

    (f) Lipper -- Mutual Fund Performance Analysis and Lipper -- Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

    (g) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 1,000 securities on the stock exchanges of countries in Europe, Australia and the Far East.

    (h) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

    (i) Salomon Brothers GNMA Index -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Association.

    (j) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

    (k) Salomon Brothers Broad Investment Grade Bond Index -- is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated BBB or better, United States Treasury/agency issues and mortgage pass-through securities.

    (l) Salomon Brothers World Bond Index -- measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:

Australian Dollars       Netherlands Guilder
Canadian Dollars         Swiss Francs
European Currency Units  UK Pounds Sterling
French Francs            U.S. Dollars
Japanese Yen             German Deutsche Marks

    (m) J.P. Morgan Traded Global Bond Index -- is an unmanaged index of government bond issues and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, United Kingdom and United States gross of withholding tax.

    (n) Lehman LONG-TERM Treasury Bond Index -- is composed of all bonds covered by the Lehman Treasury Bond Index with maturities of 10 years or greater.

    (o) Lehman Aggregate Bond Index -- is an unmanaged index made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

    (p) NASDAQ Industrial Index -- is composed of more than 3,000 industrial issues. Ifmis a value-weighted index calculated on price change only and does not include income.

    (q) Composite Indices -- 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 36% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

    (r) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

    (s) Mutual Fund Source Book, published by Morningstar, Inc. -- analyzes price, yield, risk and total return for equity funds.

    (t) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

    (u) Consumer Price Index (or cost of Living Index), published by the United States Bureau of Labor Statistics -- a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

    (v) Stocks, Bonds, Bills and Inflation, published by Hobson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, Treasury bills and inflation.

    (w) Savings and Loan Historical Interest Rates -- as published in the United States Savings & Loan League Fact Book.

    (x) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers Inc. and Bloomberg L.P.

    (y) The MSCI Combined Far East Free ex-Japan Index -- a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Taiwan and Thailand. Korea is included in the MSCI Combined Far East Free ex-Japan Index at 20% of its market capitalization.

    (z) CS First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

    (bb) Morgan Stanley Capital International World Index -- An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, New Zealand, the Far East, Canada and the United States.

    (cc) Morgan Stanley Capital International Emerging Markets Global Latin American Index -- An unmanaged, arithmetic market value weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. (Assumes reinvestment of dividends.)

    (dd) IFC Global Total Return Composite Index -- An unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

    (ee) EMBI+ -- Expanding on the EMBI, which includes only Bradys, the EMBI+ includes a broader group of Brady Bonds, loans, Eurobonds and U.S. Dollar local markets instruments. A more comprehensive benchmark than EMBI, the EMBI+ covers 49 instruments from 14 countries. At $98 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, while the EMBI+ represents the broader market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.

    (ff) The MSCI Latin America Global Index -- is a broad-based market cap weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela (Assumes reinvestment of dividends).

    (gg) Morgan Stanley Capital International Japan Index -- An unmanaged index of common stocks (assumes dividends reinvested).

    (hh) NAREIT Index -- An unmanaged market weighted index of tax qualified REITs (excluding healthcare REITs) listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System, including dividends.

    (ii) Standard & Poor's 400 Mid Cap Index -- The Standard and Poor's Midcap 400 is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the medium market capitalization is approximately $700 million.

    (jj) Russell 2500 Index -- comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately $1.3 billion.

    In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Company's Funds, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Company to calculate its performance. In addition, there can be no assurance that the Company will continue this performance as compared to such other averages.

GENERAL PERFORMANCE INFORMATION

    Each Fund's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

    From time to time, a Fund's performance may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

    Fund advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

    The Funds may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Fund. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives. Advertisements may include lists of representative Morgan Stanley clients. The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

    The Funds may include in its advertisements, discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by Morgan Stanley or its affiliates; and the portfolio managers' goals, strategies and investment techniques.

    The Funds' advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. The Funds may include discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Funds' shareholder reports (including the investment composition of a Fund), as well as the views of Morgan Stanley as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund.

    The Funds may quote various measures of volatility and benchmark correlation in advertising. The Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may also advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

    The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

    From time to time marketing materials may provide a portfolio manager update, an adviser update and discuss general economic conditions and outlooks. The Funds' marketing materials may also show each Fund's asset class diversification, top five sector holdings and ten largest holdings. Materials may also mention how the Adviser believes the Fund compares relative to other funds advised by the Adviser or distributed by the Distributor. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which examined investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless if shareholders purchased their fund in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Funds will also be marketed on the Internet.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

    The Company's Articles of Incorporation permit the Directors to issue 27.375 billion shares of common stock, par value $.001 per share, from an unlimited number of Funds. Currently the Company is authorized to offer shares of twenty-two Funds, nineteen of which have Class A, Class B and Class C shares.

    The shares of each Fund of the Company are fully paid and non-assessable, and, except as described in the Prospectuses, have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Fund of the Company have no pre-emptive rights. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share owned (and a fractional vote for each fractional share owned), then standing in his name on the books of the Company.

DIVIDENDS AND DISTRIBUTIONS

    The Company's policy is to distribute substantially all of each Fund's net investment income, if any. Each Fund may choose to make sufficient distributions of net capital gains to avoid liability for federal excise tax. A Fund will not be subject to federal income tax on capital gains or ordinary income distributed to shareholders so long as it qualifies as a RIC (see discussion under "Dividends and Distributions" and "Taxes" in the Prospectus). However, the Company may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or distributions cannot be predicted.

    Any dividend or distribution paid shortly after an investor purchases shares of an Non-Money Market Fund will reduce the per share net asset value of that Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes to shareholders subject to taxes as set forth in the Prospectus.

    As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and distributions of a Fund are automatically reinvested in additional shares of that Fund at net asset value as of the business day following the record date. This reinvestment policy will remain in effect until the shareholder notifies the Transfer Agent in writing at least three days prior to a record date that the shareholder has elected either the Income Option (income dividends in cash and distributions in additional shares at net asset value) or the Cash Option (both income dividends and distributions in cash). No initial sales charge or CDSC is imposed on shares of any of the Funds, including the Non-Money Funds, that are purchased through the automatic reinvestment of dividends and distributions of a Fund.

    Each Fund generally will be treated as a separate corporation (and hence as a separate "regulated investment company") for federal tax purposes. Any net capital gains of any Fund, whether or not distributed to investors, cannot be offset against net capital losses of any other Fund.

CUSTODY ARRANGEMENTS

    Chase serves as the Company's domestic custodian except with respect to the Money Market Funds. Morgan Stanley Trust Company, Brooklyn, NY, acts as the Company's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Company in accordance with Rule 17f-5 adopted by the SEC under the 1940 Act. Morgan Stanley Trust Company is an affiliate of Morgan Stanley, Dean Witter, Discover & Co. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Company, and the reputation of the institution in the particular country or region. PNC Bank, N.A. serves as the Company's custodian for each of the Money Market Funds.

                     DESCRIPTION OF SECURITIES AND RATINGS

I.  DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

    EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION OF BOND RATINGS:

    Aaa -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    EXCERPTS FROM STANDARD & POOR'S CORPORATION ("S&P") DESCRIPTION OF BOND
RATINGS:

    AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest.

    AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

    A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

    BB, B, CCC, CC -- Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    C -- The rating C is reserved for income bonds on which no interest is being paid.

    D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

    DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group.

    DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

    EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTES ISSUES: S-1+ -- very strong capacity to pay principal and interest; SP-1 -- strong capacity to pay principal and interest.

    DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATING: A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is very strong.

    WITH RESPECT TO RATINGS BY IBCA LTD., the designation A1 by IBCA, Ltd. indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

II.  DESCRIPTION OF UNITED STATES GOVERNMENT SECURITIES

    The term "United States Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

    United States Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and United States Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Associates, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the United States Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the United States Government.

    Some of the United States Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

    An instrumentality of the United States Government is a Government agency organized under federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the Federal National Mortgage Association.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
COMMON STOCKS (92.3%)
  AUSTRALIA (1.2%)
       9,600   Amcor Ltd........................................  $     64
       5,200   Australian Gas Light Co., Ltd....................        31
      14,200   Australian National Industries Ltd...............        17
      18,524   Boral Ltd........................................        58
       3,500   Brambles Industries Ltd..........................        69
      28,159   Broken Hill Proprietary Ltd......................       414
       8,110   Burns, Philip & Co., Ltd.........................        15
       7,386   Coca-Cola Amatil Ltd.............................        96
      16,181   Coles Myer Ltd...................................        84
       4,800   CRA Ltd..........................................        82
   (a)10,550   Crown Ltd........................................        17
      16,300   CSR Ltd..........................................        63
      27,800   Fosters Brewing Corp.............................        52
      18,051   General Property Trust...........................        36
       9,255   Gio Australia Holdings Ltd.......................        29
      18,537   Goodman Fielder Ltd..............................        27
       4,900   ICI Australia Ltd................................        48
    (a)3,600   Leighton Holdings Ltd............................        18
       3,926   Lend Lease Corp., Ltd............................        83
      24,389   MIM Holdings Ltd.................................        36
      20,137   National Australia Bank Ltd......................       289
       4,346   Newcrest Mining Ltd..............................        12
      27,757   News Corp., Ltd..................................       133
      23,154   Normandy Mining Ltd..............................        26
      11,449   North Broken Hill Peko Ltd.......................        44
      13,200   Pacific Dunlop Ltd...............................        39
      14,000   Pioneer International Ltd........................        54
       3,300   Plutonic Resources Ltd...........................        10
       2,900   Renison Goldfields Consolidated Ltd..............        11
      10,012   Santos Ltd.......................................        42
       3,000   Smith (Howard) Ltd...............................        29
       1,800   Sons of Gwalia Ltd...............................         7
       9,499   Southcorp Holdings Ltd...........................        36
       4,800   Tabcorp Holdings Ltd.............................        26
       1,098   Westfield Trust..................................         2
      25,100   Westpac Banking Corp. Ltd........................       151
      14,690   WMC Ltd..........................................        93
                                                                  --------
                                                                     2,343
                                                                  --------
  CANADA (4.5%)
       5,800   Abitibi-Consolidated, Inc........................       104
       4,600   Agrium, Inc......................................        53
       6,800   Alcan Aluminum Ltd...............................       233
       2,100   Avenor, Inc......................................        41
       8,200   Bank of Montreal.................................       320
       7,500   Bank of Nova Scotia..............................       329
      13,200   Barrick Gold Corp................................       287
      20,100   BCE, Inc.........................................       559
      10,300   Bombardier, Inc., 'A'............................       233
       4,300   CAE Inc..........................................        34
       1,800   Cameco Corp......................................        68
      12,900   Canadian Imperial Bank of Commerce...............       325
    (a)3,700   Canadian Natural Resources Ltd...................        96
       4,900   Canadian Occidental Petroleum Ltd................       110
      10,800   Canadian Pacific, Ltd............................       307
       2,900   Canadian Tire Corp., 'A'.........................        57
       2,900   Cominco Ltd......................................        77
    (a)2,300   Corel Corp.......................................        15
       1,900   Cott Corp........................................        20

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
       3,200   Dofasco, Inc.....................................  $     61
       5,000   Domtar, Inc......................................        44
       4,900   Echo Bay Mines Ltd...............................        27
       1,700   George Weston Ltd................................       109
    (a)7,700   Gulf Canada Resources, Ltd.......................        63
       7,600   Imasco, Ltd......................................       220
       5,200   Imperial Oil Ltd.................................       266
       5,000   Inco Ltd.........................................       149
       1,800   IPL Energy, Inc..................................        60
       9,000   Laidlaw, Inc. 'B'................................       124
       2,200   Loewen Group, Inc................................        76
       4,900   MacMillan Bloedel Ltd............................        67
       2,200   Magna International, Inc., 'A'...................       132
       6,000   Methanex Corp....................................        56
       2,500   Molson Companies Ltd., 'A'.......................        42
       3,500   Moore Corp. Ltd..................................        69
    (a)4,900   Newbridge Networks Corp..........................       210
       7,600   Noranda, Inc.....................................       164
       4,100   Norcen Energy Resources Ltd......................        98
       7,600   Northern Telecom Ltd.............................       685
      17,000   Nova Corp........................................       145
       9,800   Petro............................................       159
       7,400   Placer Dome, Inc.................................       120
       1,700   Potash Corp. of Saskatchewan Inc.................       128
       4,200   Power Corp. of Canada............................       103
    (a)4,100   Provigo, Inc.....................................        23
       4,300   Ranger Oil Ltd...................................        40
    (a)4,100   Renaissance Energy Ltd...........................       114
    (a)4,100   Repap Enterprises, Inc...........................         2
    (a)6,000   Rogers Communication, Inc., 'B'..................        38
       9,700   Royal Bank of Canada.............................       439
    (a)4,100   Talisman Energy, Inc.............................       126
       3,700   Teck Corp., 'B'..................................        75
      11,100   The Seagram Co., Ltd.............................       446
      18,000   Thomson Corp.....................................       415
       7,500   Transcanada Pipelines, Ltd.......................       151
       3,900   Westcoast Energy, Inc............................        71
                                                                  --------
                                                                     8,585
                                                                  --------
  FRANCE (4.3%)
         693   Accor S.A........................................       104
       2,750   Alcatel Alsthom..................................       345
       5,324   AXA S.A..........................................       331
       3,902   Banque Nationale de Paris RFD....................       161
       2,077   Banque Paribas...................................       144
         750   BIC..............................................       123
         702   Bouygues.........................................        58
      (a)482   Canal Plus.......................................        94
         810   Carrefour S.A....................................       589
       1,700   Casino Guichard Perrachon........................        84
          25   Chargeurs International S.A......................         1
         500   Cie Bancaire S.A.................................        64
       1,867   Cie de Saint-Gobain..............................       272
      67,520   Cie de Suez S.A..................................       166
       2,073   Cie Generale des Eaux............................       266
       5,650   Elf Aquitaine....................................       610
         750   Eridania Beghin-Say S.A..........................       112
         250   Essilor International............................        67
       1,568   Groupe Danone RFD................................       259
       1,239   Havas S.A........................................        89
       1,907   L'Air Liquide....................................       303

                                                         -----------------------
                                                                    47
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  FRANCE (CONT.)
    (a)1,342   L'Oreal..........................................  $    566
       2,243   Lafarge Coppee S.A...............................       140
         585   Legrand S.A......................................       103
       1,905   LVMH Moet Hennessy Louis Vuitton.................       512
       1,231   Lyonnaise des Eaux S.A...........................       124
       3,287   Michelin (C.G.D.E.) 'B'..........................       197
          25   Pathe S.A........................................         5
       1,325   Pernod-Ricard....................................        68
         430   Pinault S.A......................................       207
         440   Promodes.........................................       171
       1,155   PSA Peugeot Citroen S.A..........................       112
       6,762   Rhone-Poulenc S.A. 'A'...........................       276
          60   Sagem............................................        30
       2,036   Sanofi S.A.......................................       200
       2,997   Schneider S.A....................................       160
         729   Simco S.A........................................        58
     (a,d)30   Simco S.A. (New).................................         2
          65   Societe Eurafrance S.A...........................        27
       1,589   Societe Generale.................................       177
         125   Sodexho S.A......................................        64
       2,608   Thomson CSF S.A..................................        67
       4,705   Total S.A. 'B'...................................       476
       5,590   Usinor Sacilor...................................       101
         680   Worms et Compagnie...............................        40
                                                                  --------
                                                                     8,125
                                                                  --------
  GERMANY (5.1%)
         900   adidas AG........................................       101
      (a)850   Agiv AG..........................................        19
       4,500   Allianz AG.......................................       962
          50   AMB Aachener & Muenchener
                 Beteiligungs AG................................        45
      10,700   BASF AG..........................................       395
      13,600   Bayer AG.........................................       524
       4,550   Bayerische Hypotheken Bank AG....................       138
       4,750   Bayerische Vereinsbank AG........................       195
    (a)1,600   Beiersdorf AG....................................        86
      (a)900   Bilfinger & Berger Bau AG........................        38
         150   Brau und Brunnen AG..............................        12
         550   CKAG Colonia Konz AG.............................        52
       1,750   Continental AG...................................        44
       9,200   Daimler-Benz AG..................................       749
       2,000   Degussa AG.......................................       106
       9,200   Deutsche Bank AG.................................       540
      38,770   Deutsche Telekom AG..............................       953
       8,050   Dresdner Bank AG.................................       282
         850   Heidelberger Zement AG...........................        82
       1,650   Hochtief AG......................................        74
         200   Karstadt AG......................................        72
    (a)1,150   Kloeckner-Humboldt-Deutz AG......................        11
         200   Linde AG.........................................       155
       6,950   Lufthansa AG.....................................       134
         250   MAN AG...........................................        78
         650   Mannesmann AG....................................       290
       2,923   Merck KGAA.......................................       127
    (a)1,860   METRO AG.........................................       203
         153   Muenchener Rueckversicherungs (Registered).......       434
         300   Preussag AG......................................        88
       6,100   RWE AG...........................................       262
       1,110   SAP AG...........................................       223

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
       1,350   Schering AG......................................  $    145
      10,300   Siemens AG.......................................       617
       (a)50   Starbag AG.......................................         5
         750   Thyssen AG.......................................       180
       9,050   VEBA AG..........................................       511
         550   Viag AG..........................................       251
      (a)128   Viag AG RFD......................................        59
         550   Volkswagen AG....................................       417
                                                                  --------
                                                                     9,659
                                                                  --------
  HONG KONG (2.0%)
   (a)10,000   Applied International Holdings Ltd...............         1
      22,600   Bank of East Asia Ltd............................        94
      52,000   Cathay Pacific Airways Ltd.......................       108
      37,000   Cheung Kong Holdings Ltd.........................       365
      39,500   China Light & Power Co. Ltd......................       224
      28,000   Chinese Estate Holdings Ltd......................        26
      11,200   Giordano Holdings Ltd............................         8
      22,000   Hang Lung Development Corp.......................        40
      31,100   Hang Seng Bank Ltd...............................       443
      58,697   Hong Kong & China Gas Co.........................       117
       3,200   Hong Kong Aircraft Engineering Co., Ltd..........        12
      22,500   Hong Kong Shanghai Hotels........................        36
     187,200   Hong Kong Telecomunications Ltd..................       447
      70,000   Hopewell Holdings Ltd............................        44
      61,000   Hutchison Whampoa Ltd............................       528
      17,000   Hysan Development Co.............................        50
       7,000   Johnson Electric Holdings Ltd....................        21
       8,000   Miramar Hotel Investment Ltd.....................        15
      30,133   New World Development Co., Ltd...................       180
      26,000   Oriental Press Goup..............................        11
       7,000   Peregrine Investment Holdings....................        14
      28,000   Shangri-La Asia Ltd..............................        34
      22,961   Shun Tak Holdings Ltd............................        14
      30,000   South China Morning Post.........................        29
      13,000   Stelux Holdings Ltd..............................         3
      38,000   Sun Hung Kai Properties Ltd......................       457
      25,500   Swire Pacific Ltd. 'A'...........................       230
       8,000   Television Broadcasting Ltd......................        36
      37,000   Wharf Holdings Ltd...............................       160
       6,000   Windsor Industrial...............................         2
       4,300   Wing Lung Bank...................................        27
                                                                  --------
                                                                     3,776
                                                                  --------
  ITALY (2.8%)
      25,672   Assicurazioni Generali S.p.A.....................       467
      40,300   Banca Commerciale Italiana.......................        83
      15,900   Banco Ambrosiano Veneto..........................        46
       5,660   Benetton Group S.p.A.............................        90
       4,700   Cartiere Burgo S.p.A.............................        26
      71,000   Credito Italiano S.p.A...........................       130
      19,000   Edison S.p.A.....................................        95
     222,000   Ente Nazionale Idrocarburi S.p.A.................     1,257
       4,500   Falck............................................        17
      93,300   Fiat S.p.A.......................................       336
      20,700   Fiat S.p.A. Di Risp NCS..........................        39
   (a)11,000   Impreglio S.p.A..................................         7
      24,600   Istituto Bancario San Paolo di Torina S.p.A......       179
      17,950   Istituto Mobiliare Italiano S.p.A................       162
     118,200   Istituto Nazionale delle Assicurazioni (INA).....       180
       6,800   Italcementi S.p.A................................        42

--------------
          48
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  ITALY (CONT.)
       4,650   Italcementi S.p.A. NCS...........................  $     11
      19,400   Italgas..........................................        63
       6,565   La Rinascente S.p.A..............................        36
      14,000   Magneti Marelli S.p.A............................        24
      33,500   Mediaset S.p.A...................................       142
      14,050   Mediobanca S.p.A.................................        85
   (a)83,108   Montedison S.p.A.................................        55
   (a)28,900   Montedison S.p.A. Di Risp NCS....................        19
  (a)100,750   Olivetti Group...................................        29
      44,640   Parmalat Finanziaria S.p.A.......................        63
      45,000   Pirelli S.p.A....................................       111
       8,301   R.A.S............................................        66
       4,100   S.A.I............................................        32
       2,300   Sasib S.p.A......................................         8
       8,500   Sirti S.p.A......................................        49
      21,000   Snia BPD S.p.A...................................        19
      42,500   Telecom Italia Di Risp S.p.A.....................        84
     182,800   Telecom Italia Mobile S.p.A......................       592
      45,000   Telecom Italia Mobile S.p.A......................        80
     179,200   Telecom Italia S.p.A.............................       537
                                                                  --------
                                                                     5,261
                                                                  --------
  JAPAN (16.1%)
       1,580   Advantest Corp...................................       121
      20,000   Ajinomoto Co., Inc...............................       215
   (a)12,000   Aoki Corp........................................        14
       1,600   Aoyama Trading Co., Ltd..........................        51
      39,000   Asahi Bank Ltd...................................       332
      12,000   Asahi Breweries Ltd..............................       179
      36,000   Asahi Chemical Industry Co., Ltd.................       215
      34,000   Asahi Glass Co...................................       338
      70,000   Bank of Tokyo-Mitsubishi.........................     1,405
      12,000   Bridgestone Corp.................................       279
      15,000   Canon, Inc.......................................       408
       7,000   Casio Computer Co., Ltd..........................        61
      19,000   Chiba Bank Ltd...................................       113
      12,000   Chugai Pharmaceutical Ltd........................       108
      14,000   Dai Nippon Printing Co., Ltd.....................       317
      13,000   Daiei, Inc.......................................        83
      12,000   Daikin Industries Ltd............................       109
      12,000   Daiwa House Industry.............................       147
      24,000   Daiwa Securities Co., Ltd........................       189
          70   East Japan Railway Co............................       359
       8,000   Ebara Corp.......................................       120
       5,100   Fanuc Co.........................................       196
      42,000   Fuji Bank........................................       631
       7,000   Fuji Photo Film Ltd..............................       282
      31,000   Fujitsu Ltd......................................       430
       9,000   Furukawa Electric................................        57
      16,000   Hankyu Corp......................................        88
      12,000   Hazama-Gumi......................................        25
      60,000   Hitachi Ltd......................................       670
      16,000   Honda Motor Co...................................       482
      38,000   Industrial Bank of Japan.........................       590
       7,000   Ito-Yokado Co., Ltd..............................       406
      37,000   Japan Airlines Co................................       168
      30,000   Japan Energy Corp................................        79
      13,000   Joyo Bank........................................        72
       6,000   Jusco Co.........................................       203

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
      24,000   Kajima Corp......................................  $    141
      15,900   Kansai Electric Power Co.........................       307
      22,000   KAO Corp.........................................       305
      19,000   Kawasaki Steel Corp..............................        62
      29,000   Kinki Nippon Railway.............................       177
      24,000   Kirin Brewery Co., Ltd...........................       249
      24,000   Komatsu Ltd......................................       195
      36,000   Kubota Corp......................................       176
      24,000   Kumagai Gumi Co. Ltd.............................        40
       3,600   Kyocera Corp.....................................       286
      12,000   Kyowa Hakko Kogyo................................        90
      36,000   Marubeni Corp....................................       163
       3,000   Marui Co.........................................        56
      36,000   Matsushita Electric Industries Ltd...............       726
      36,000   Mitsubishi Chemical Corp.........................       118
      33,000   Mitsubishi Corp..................................       412
      42,000   Mitsubishi Electric Corp.........................       235
      26,000   Mitsubishi Estate Co., Ltd.......................       377
      65,000   Mitsubishi Heavy Industries Ltd..................       499
      24,000   Mitsubishi Materials Corp........................        96
      22,000   Mitsubishi Trust & Banking Corp..................       348
      36,000   Mitsui & Co......................................       346
      24,000   Mitsui Engineering & Shipbuilding Co., Ltd.......        52
      19,000   Mitsui Fudosan Co., Ltd..........................       262
      18,000   Mitsui Trust & Banking Corp......................       136
      13,000   Mitsukoshi Ltd...................................        93
       4,000   Murata Manufacturing Co., Ltd....................       159
    (a)8,000   Mycal Corp.......................................       115
      21,000   NEC Corp.........................................       293
      12,000   NGK Insulators Ltd...............................       132
      15,000   Nippon Denko Co., Ltd............................       359
       9,000   Nippon Express Co., Ltd..........................        72
      12,000   Nippon Fire & Marine Insurance Co................        65
      12,000   Nippon Light Metal Co............................        44
      12,000   Nippon Meat Packers, Inc.........................       155
      34,000   Nippon Oil Co....................................       186
     133,000   Nippon Steel Corp................................       425
         179   Nippon Telegraph & Telephone ADR.................     1,719
      36,000   Nippon Yusen Kabushiki Kaisha....................       140
      45,000   Nissan Motor Co., Ltd............................       349
      70,000   NKK Corp.........................................       150
      31,000   Nomura Securities Co., Ltd.......................       428
      14,000   Odakyu Electric Railway Co.......................        83
      24,000   OJI Paper Co., Ltd...............................       149
      53,000   Osaka Gas Co.....................................       152
      12,000   Penta-Ocean Construction.........................        39
       4,000   Pioneer Electronic Corp..........................        97
       1,000   Rohm Co..........................................       103
      47,000   Sakura Bank Ltd..................................       360
       9,000   Sankyo Co., Ltd..................................       302
      36,000   Sanyo Electric Co., Ltd..........................       162
       3,000   Secom Co.........................................       220
       2,300   Sega Enterprises Ltd.............................        76
      12,000   Sekisui House Ltd................................       121
      24,000   Sharp Corp.......................................       331
       3,000   Shimano, Inc.....................................        63
       5,000   Shin-Etsu Chemical Co............................       133
      17,000   Shinizu Corp.....................................       102
       5,000   Shiseido Co., Ltd................................        83
      16,000   Shizuoka Bank....................................       183

                                                         -----------------------
                                                                    49
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  JAPAN (CONT.)
   (a)24,000   Showa Denko K.K..................................  $     63
       5,500   Sony Corp........................................       480
      47,000   Sumitomo Bank....................................       771
      48,000   Sumitomo Chemical Co.............................       217
      24,000   Sumitomo Corp....................................       228
      16,000   Sumitomo Electric Industries.....................       268
       5,000   Sumitomo Forestry................................        55
      43,000   Sumitomo Metal Industries........................       122
      11,000   Sumitomo Metal Mining Co.........................        78
      12,000   Sumitomo Osaka Cement Co., Ltd...................        38
      24,000   Taisei Corp., Ltd................................       111
       7,000   Taisho Pharmaceutical Co.........................       189
      15,000   Takeda Chemical Industries.......................       422
      24,000   Teijin Ltd.......................................       113
      16,000   Tobu Railway Co..................................        74
       8,600   Tohoku Electric Power............................       153
      36,000   Tokai Bank.......................................       371
      36,000   Tokio Marine & Fire Insurance Co.................       471
      22,200   Tokyo Electric Power Co..........................       467
       1,000   Tokyo Electron Ltd...............................        48
      48,000   Tokyo Gas Co.....................................       133
      20,000   Tokyu Corp.......................................       124
      16,000   Toppan Printing Co., Ltd.........................       251
      36,000   Toray Industries, Inc............................       257
      12,300   Toto Ltd.........................................       151
      24,000   Toyobo Ltd.......................................        64
      52,000   Toyota Motor Corp................................     1,534
      24,000   Ube Industries Ltd...............................        70
      24,000   Yamaichi Securities..............................        71
      22,000   Yasuda Trust & Banking...........................        84
                                                                  --------
                                                                    30,517
                                                                  --------
  KOREA (0.7%)
       4,440   Cho Hung Bank Co.................................        30
    (a)3,990   Commericial Bank of Korea........................        21
       3,080   Daewoo Corp......................................        25
       9,650   Daewoo Heavy Industries..........................        79
    (a)1,330   Daewoo Securities, Co............................        24
         980   Dong-Ah Construction Industrial Co...............        19
    (a)4,530   Hanil Bank.......................................        25
    (a)1,366   Hyundai Engineering & Construction Co. RFD.......        35
    (d)1,090   Hyundai Motor Co., Ltd...........................        36
      13,650   Korea Electric Power Corp........................       407
       4,100   Korea First Bank.................................        17
    (a,d)100   Korea Mobile Telecommunications Corp.
                 (Foreign)......................................        75
        (d)3   Korea Mobile Telecommunications Corp.............         2
       2,100   L.G. Chemical Ltd................................        29
    (d)2,550   Pohang Iron & Steel Ltd..........................       261
       1,600   Samsung Corp.....................................        22
      (d)670   Samsung Display Devices Co.......................        37
    (d)1,900   Samsung Electronics Co...........................       213
         260   Tong Yang Cement Co..............................         5
       2,009   Yukong Ltd.......................................        49
                                                                  --------
                                                                     1,411
                                                                  --------
  NETHERLANDS (1.5%)
      11,500   ABN-Amro Holdings N.V............................       214
         700   Akzo Nobel N.V...................................        96
       5,800   Elsevier N.V.....................................        97

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
         350   Heineken N.V.....................................  $     60
       7,011   ING Groep N.V....................................       323
         813   KLM Royal Dutch Airlines N.V.....................        25
       1,251   Koninklijke Ahold N.V............................       106
         287   Koninklijke Hoogovens............................        16
         900   Koninklijke KNP BT...............................        20
       9,213   Koninklijke PTT Nederland N.V....................       362
         200   Nedlloyd Groep N.V...............................         6
       2,900   Phillips Electronics N.V.........................       208
      18,800   Royal Dutch Petroleum N.V........................       979
         296   Stork N.V........................................        12
       1,400   Unilever N.V.....................................       295
         640   Wolters Kluwer N.V...............................        78
                                                                  --------
                                                                     2,897
                                                                  --------
  SINGAPORE (1.8%)
   (d)11,000   Amcol Holdings Ltd...............................        --
      35,000   City Developments Ltd............................       343
    (a)4,000   Creative Technology Ltd..........................        69
      10,000   Cycle & Carriage Ltd.............................       104
      41,000   DBS Land Ltd.....................................       130
      21,000   Development Bank of Singapore....................       264
      13,000   First Capital Corp...............................        34
      13,200   Fraser & Neave Ltd...............................        94
      25,000   Hai Sun Hup Group Ltd............................        18
      21,000   Hotel Properties Ltd.............................        36
       9,000   Inchcape Bhd.....................................        32
       5,000   Jurong Shipyard Ltd..............................        22
   (a)32,000   Keppel Corp......................................       142
    (a)2,750   Keppel Corp. 'A'.................................        12
       5,000   Metro Holdings Ltd...............................        16
      15,000   NatSteel Ltd.....................................        38
      38,000   Neptune Orient Lines Ltd.........................        34
      37,920   Oversea-Chinese Banking Corp.....................       392
       6,000   Overseas Union Enterprise Ltd....................        28
      14,000   Parkway Holdings Ltd.............................        63
       3,000   Robinson & Co. Ltd...............................        16
       6,600   Shangri-La Hotel Ltd.............................        20
      39,000   Singapore Airlines Ltd. (Foreign)................       349
       8,600   Singapore Press Holdings (Foreign)...............       173
      32,000   Singapore Technologies Industrial Corp...........        82
     270,000   Singapore Telecommunications Ltd.................       499
      15,000   Straits Trading Co., Ltd.........................        33
      63,000   United Industrial Corp. Ltd......................        48
      36,000   United Overseas Bank Ltd. (Foreign)..............       370
      24,000   United Overseas Land Ltd.........................        32
                                                                  --------
                                                                     3,493
                                                                  --------
  SPAIN (3.0%)
         340   Acerinox S.A.....................................        64
       4,800   Argentaria S.A...................................       269
       7,820   Autopistas Concesionaria Espanola S.A............       106
       8,000   Banco Bilbao Vizcaya (Registered)................       650
       6,100   Banco Central Hispanoamericano S.A...............       223
      21,900   Banco Santander S.A..............................       675
         400   Corporacion Financiera Alba S.A..................        51
         849   Corporacion Mapfre S.A...........................        45
       1,550   Dragados y Construcciones S.A....................        32
       1,300   Ebro Agricolas, Compania de Alimentacion S.A.....        25
         550   Empresa Nacional de Cellulosas S.A...............        10
      10,000   Empresa Nacional de Electricidad S.A.............       840

--------------
          50
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  SPAIN (CONT.)
         317   Energia y Indsutrias Aragonesas..................  $      2
    (a)4,700   Ercros S.A.......................................         5
         400   Fomento de Construcciones y Contratas S.A........        51
       1,300   Gas Natural SDG 'E'..............................       284
      (a)200   Gines Navarro Construction Co....................         4
      35,300   Iberdrola S.A....................................       446
         625   Inmobiliaria Metropolitana Vasco Central S.A.....        23
         200   Portland Vaderrivas S.A..........................        16
      11,600   Repsol S.A.......................................       491
       1,591   Sociedade General de Aguas
                 de Barcelona S.A...............................        65
       (a)44   Sociedade General de Aguas de Barcelona, S.A.
                 RFD............................................         2
       1,000   Tabacalera S.A. 'A'..............................        54
      34,600   Telefonica de Espana.............................     1,001
       8,100   Union Electrica Fenosa S.A.......................        74
       2,400   Uralita S.A......................................        27
       1,376   Vallehermoso S.A.................................        37
         650   Viscofan Industria Navarra de Envolturas
                 Celulosicas S.A................................        15
         348   Zardoya-Otis S.A.................................        46
                                                                  --------
                                                                     5,633
                                                                  --------
  SWEDEN (1.9%)
      19,000   ABB AB 'A'.......................................       267
       1,300   AGA AG 'A'.......................................        18
       3,000   AGA AG 'B'.......................................        40
      36,266   Astra AB 'A'.....................................       675
       4,450   Atlas Copco AB 'A'...............................       116
       1,700   Electrolux AB 'B'................................       123
         900   Esselte AB 'A'...................................        21
      (a)850   Granges AB.......................................        11
       5,000   Hennes & Mauritz AB 'B'..........................       179
         100   Scancem AB.......................................         4
       2,100   Securitas AB, 'B'................................        59
       2,700   Skandia Group Forsakrings AB.....................        99
      12,700   Skandinaviska Enskilda Banken, 'A'...............       137
       3,000   Skanska AB, 'B'..................................       133
       3,000   SKF AB 'B'.......................................        78
       7,350   Stora Kopparbergs Bergslags Aktiebolag...........       119
       4,600   Svenska Cellulosa AB, 'B'........................        98
       5,000   Svenska Handelsbanken 'A'........................       160
      11,300   Swedish Match AB.................................        38
      22,100   Telefonaktiebolaget LM Ericsson..................       870
       3,200   Trelleborg AB, 'B'...............................        52
       9,400   Volvo AB, 'B'....................................       252
                                                                  --------
                                                                     3,549
                                                                  --------
  SWITZERLAND (2.1%)
         180   Adia S.A. (Bearer)...............................        69
          60   Alusuisse-Lonza Holding AG (Registered)..........        62
          95   BBC Brown Boveri AG (Bearer).....................       144
       1,850   CS Holding AG (Registered).......................       238
           5   Georg Fischer AG (Bearer)........................         7
          65   Holderbank Financiere Glaris AG, 'B' (Bearer)....        61
       (a)65   Merkur Holding AG (Registered)...................        14
         385   Nestle S.A. (Registered).........................       508
         630   Novartis AG (Registered).........................     1,007
          16   Roche Holding AG (Bearer)........................       220
          69   Roche Holding AG-Genusshein......................       624

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
         145   Schweizerische Rueckversicherungs-Gesellschaft
                 (Registered)...................................  $    205
          55   SMH AG (Bearer)..................................        31
          20   Societe Generale de Surveillance Holding S.A.
                 (Bearer).......................................        43
          40   Sulzer AG (Registered)...........................        34
      (a)750   Swiss Bank Corp. (Registered)....................       201
          35   SwissAir AG (Registered).........................        39
         205   Union Bank of Switzerland (Bearer)...............       234
         200   Union Bank of Switzerland (Registered)...........        46
         465   Zuerich Versicherungs-Gesellschaft
                 (Registered)...................................       185
                                                                  --------
                                                                     3,972
                                                                  --------
  UNITED KINGDOM (7.3%)
      18,200   Abbey National plc...............................       249
      11,665   Argyll Group plc.................................        67
       9,100   Arjo Wiggins Appleton plc........................        27
       6,500   Associated British Foods plc.....................        56
      22,589   Barclays plc.....................................       448
      14,300   Bass plc.........................................       175
      40,266   B.A.T Industries plc.............................       360
      57,200   BG plc...........................................       210
       9,127   BICC plc.........................................        27
      16,856   Blue Circle Industries plc.......................       120
       9,055   BOC Group plc....................................       157
      14,300   Boots Co. plc....................................       168
       9,100   BPB Industries plc...............................        49
       6,468   British Aerospace plc............................       144
      15,628   British Airways plc..............................       178
      74,927   British Petroleum Co. plc........................       932
      20,800   British Sky Broadcasting Group plc...............       152
      26,000   British Steel plc................................        65
      75,400   British Telecommunications plc...................       560
      54,606   BTR plc..........................................       187
       3,856   Burmah Castrol plc...............................        65
      32,462   Cable & Wireless plc.............................       297
      14,335   Cadbury Schweppes plc............................       128
       9,360   Caradon plc......................................        31
   (a)57,200   Centrica plc.....................................        70
      11,671   Coats Viyella plc................................        24
       9,056   Commercial Union plc.............................        95
       6,500   Courtaulds plc...................................        37
       1,272   De La Rue plc....................................         8
      37,700   General Electric plc.............................       225
       7,767   GKN plc..........................................       133
      41,600   Glaxo Wellcome plc...............................       861
       9,090   Granada Group plc................................       120
      28,572   Grand Metropolitan plc...........................       275
      15,600   Great Universal Stores plc.......................       158
      10,369   Guardian Royal Exchange plc......................        47
      28,600   Guinness plc.....................................       280
    (a)7,768   Hanson plc.......................................        39
      16,900   Harrisons & Crosfield plc........................        31
      28,570   HSBC Holdings plc................................       847
      11,700   Imperial Chemical Industries plc.................       163
      15,613   Ladbroke Group plc...............................        61
      10,400   Land Securities plc..............................       147
      10,400   Lasmo plc........................................        45
      15,600   Legal & General Group plc........................       106
      71,500   Lloyds TSB Group plc.............................       735

                                                         -----------------------
                                                                    51
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED KINGDOM (CONT.)
      10,418   Lonrho plc.......................................  $     22
      45,500   Marks & Spencer plc..............................       377
       7,800   MEPC plc.........................................        64
      18,200   National Power plc...............................       158
       9,098   North West Water plc.............................       100
      10,757   Peninsular & Oriental Steam Navigation Co........       107
      19,478   Pilkington plc...................................        45
      26,009   Prudential Corp. plc.............................       254
      11,700   Rank Organization plc............................        74
       7,751   Redland plc......................................        44
      18,200   Reed International plc...........................       176
      22,100   Reuters Holdings plc.............................       233
       7,800   Rexam plc........................................        33
       3,900   RMC Group plc....................................        63
      18,212   Royal & Sun Alliance Insurance Group plc.........       135
       6,454   Royal Bank of Scotland plc.......................        60
      15,760   RTZ Corp. plc (Registered).......................       275
      20,772   Sainsbury (J) plc................................       126
       2,600   Schroders plc....................................        71
      12,993   Scottish Power plc...............................        84
      26,000   Sears plc........................................        29
       8,051   Sedwick Group plc................................        17
       6,500   Slough Estates plc...............................        32
      32,448   Smithkline Beecham plc...........................       597
       6,476   Southern Electric plc............................        48
      18,185   Tarmac plc.......................................        38
      10,354   Taylor Woodrow plc...............................        30
      24,742   Tesco plc........................................       153
       9,144   Thames Water plc.................................       105
       6,500   Thorn plc........................................        18
       6,517   Thorne EMI plc...................................       117
       6,466   TI Group plc.....................................        56
       9,100   Unilever plc.....................................       261
      42,892   Vodafone Group plc...............................       209
      11,700   Zeneca Group plc.................................       387
                                                                  --------
                                                                    13,957
                                                                  --------

  UNITED STATES (38.0%)
      13,300   Abbott Laboratories..............................       888
   (a)13,000   Airtouch Communications, Inc.....................       356
       5,800   Aluminum Co. of America..........................       437
      12,000   American Express Co..............................       894
      10,500   American Home Products Corp......................       803
      11,000   American International Group, Inc................     1,643
      29,500   American Telephone & Telegraph Co................     1,034
       9,300   Amoco Corp.......................................       809
    (a)5,800   AMR Corp.........................................       537
    (a)3,600   Applied Material, Inc............................       255
       3,100   Atlantic Richfield Co............................       219
       5,800   Automatic Data Processing, Inc...................       273
      11,710   Banc One Corp....................................       567
      11,700   BankAmerica Corp.................................       755
       1,900   Bankers Trust New York Corp......................       165
      10,800   Bell Atlantic Corp...............................       820
      11,700   BellSouth Corp...................................       543
      13,220   Boeing Co........................................       701
      14,900   Bristol-Myers Squibb Co..........................     1,207
       4,400   Campbell Soup Co.................................       220
       5,800   Caterpillar, Inc.................................       623

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
      12,800   Chevron Corp.....................................  $    946
       9,700   Chrysler Corp....................................       318
       5,800   Chubb Corp.......................................       388
       2,300   CIGNA Corp.......................................       408
   (a)10,500   Cisco Systems, Inc...............................       705
       9,500   Citicorp.........................................     1,145
      44,300   Coca-Cola Co.....................................     2,990
      13,600   Columbia HCA/Healthcare Corp.....................       535
      11,700   Consolidated Edison Co. of New York, Inc.........       344
       5,800   Cooper Industries, Inc...........................       289
       5,800   Corning, Inc.....................................       323
       4,100   CSX Corp.........................................       228
       2,900   Deere & Co.......................................       159
       8,600   Dow Chemical Co..................................       749
    (a)2,700   DSC Communications Corp..........................        60
      16,100   Du Pont (EI) de Nemours Co.......................     1,012
      11,700   Duke Power Co....................................       561
       4,400   Dun & Bradstreet Corp............................       116
      11,700   Eastman Kodak Co.................................       898
       2,200   Edison International.............................        55
       9,600   Electronic Data Systems Corp.....................       394
       9,048   Eli Lilly & Co...................................       989
       7,800   Enron Corp.......................................       318
      35,600   Exxon Corp.......................................     2,189
      21,300   Federal National Mortgage Association............       929
       8,100   First Data Corp..................................       356
       5,400   Fleet Financial Group, Inc.......................       342
      11,700   FPL Group, Inc...................................       539
       4,500   Gannett Co., Inc.................................       444
      44,300   General Electric Co..............................     2,896
      18,900   General Motors Corp..............................     1,052
       2,100   General RE Corp..................................       382
       5,800   Goodyear Tire & Rubber Co........................       367
       2,300   H&R Block, Inc...................................        74
      10,850   H.J. Heinz Co....................................       501
      (a)900   Harrah's Entertainment, Inc......................        16
      17,800   Hewlett-Packard Co...............................       997
      11,600   Home Depot, Inc..................................       800
      11,400   Intel Corp.......................................     1,617
      11,100   International Business Machines Corp.............     1,001
       8,800   International Paper Co...........................       427
       6,900   J.C. Penney Co., Inc.............................       360
      18,900   Johnson & Johnson................................     1,217
    (a)2,400   Kmart Corp.......................................        29
       7,222   Lucent Technologies, Inc.........................       520
      14,600   McDonald's Corp..................................       705
      22,100   Merck & Co., Inc.................................     2,287
   (a)20,100   Microsoft Corp...................................     2,540
       7,900   Minnesota Mining & Manufacturing Co..............       806
       9,000   Mobil Corp.......................................       629
       3,500   Monsanto.........................................       151
       5,800   Morgan (J.P.) & Co., Inc.........................       605
       9,700   Motorola, Inc....................................       737
      11,700   NationsBank Corp.................................       755
       4,600   Norfolk Southern Corp............................       464
      12,600   Norwest Corp.....................................       709
    (a)7,200   Novell, Inc......................................        50
       2,500   Nucor Corp.......................................       141
   (a)15,400   Oracle System Corp...............................       776
       9,000   Pacific Gas & Electric Co........................       218

--------------
          52
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
  UNITED STATES (CONT.)
      11,300   Pfizer, Inc......................................  $  1,350
      12,300   Philip Morris Cos., Inc..........................       546
       3,600   PPG Industries, Inc..............................       209
      13,600   Procter & Gamble Co..............................     1,921
      11,600   Public Service Enterprise Group, Inc.............       290
       7,200   Rockwell International Corp......................       425
       3,700   Salomon, Inc.....................................       206
      13,243   SBC Communications, Inc..........................       819
       9,300   Schering-Plough Corp.............................       445
      11,700   Sears, Roebuck & Co..............................       629
      17,600   Southern Co......................................       385
      10,600   Sprint Corp......................................       558
       5,800   Suntrust Banks, Inc..............................       319
   (a)10,300   Tele-Communications, Inc., 'A'...................       153
       5,300   Texas Instruments, Inc...........................       446
      11,700   Texas Utilities Co...............................       403
       4,374   The Limited, Inc.................................        89
      11,800   Time Warner, Inc.................................       569
    (a)7,000   Toys `R' Us, Inc.................................       245
       9,133   Travelers, Inc...................................       576
       5,500   Union Pacific Corp...............................       388
    (a)6,600   Viacom, Inc. 'B'.................................       198
      33,200   Wal-Mart Stores, Inc.............................     1,123
      12,609   Walt Disney Co...................................     1,012
       3,400   Warner-Lambert Co................................       422
       1,500   Waste Management Inc.............................        48
       1,700   Wells Fargo & Co.................................       458
      15,600   Westinghouse Electric Corp.......................       361
       6,000   Weyerhaeuser Co..................................       312
       9,000   WMX Technologies, Inc............................       289
       7,100   XEROX Corp.......................................       560
                                                                  --------
                                                                    72,061
                                                                  --------
TOTAL COMMON STOCKS (COST $143,451).............................   175,239
                                                                  --------
PREFERRED STOCKS (0.2%)
  AUSTRALIA (0.0%)
      21,599   News Corp., Ltd..................................        85
                                                                  --------
  GERMANY (0.2%)
       4,150   RWE AG...........................................       145
         776   SAP AG...........................................       160
                                                                  --------
                                                                       305
                                                                  --------
  ITALY (0.0%)
      31,500   Fiat S.p.A.......................................        58
                                                                  --------
  UNITED STATES (0.0%)
      (a)141   Aetna Life & Casualty 'C'........................        13
                                                                  --------
TOTAL PREFERRED STOCKS (COST $410)..............................       461
                                                                  --------
INVESTMENT COMPANIES (5.1%)
  UNITED STATES (5.1%)
(a,g)100,000   Morgan Stanley India Investment Fund, Inc........     1,294
   (g)70,000   Morgan Stanley Africa Investment Fund, Inc.......     1,251
  (g)224,333   Morgan Stanley Asia-Pacific Fund, Inc............     2,355
      92,664   The Korea Fund, Inc..............................     1,367
   (g)95,900   The Latin American Discovery Fund, Inc...........     1,894
   (g)92,853   The Thai Fund, Inc...............................     1,428
                                                                  --------
TOTAL INVESTMENT COMPANIES (COST $9,653)........................     9,589
                                                                  --------

      NO. OF                                                         VALUE
      RIGHTS                                                         (000)
--------------------------------------------------------------------------
RIGHTS (0.0%)
  FRANCE (0.0%)
     (a,d)30   Simco S.A., expiring 7/2/97......................  $     --
                                                                  --------
  ITALY (0.0%)
    (a)4,565   Rinascente S.p.A., expiring 7/23/97..............         1
                                                                  --------
  KOREA (0.0%)
     (a,d)31   Samsung Electronics Co., expiring 7/1/97.........         2
                                                                  --------
  SPAIN (0.0%)
    (a,d)625   Immobiliaria Metropolitana Vasco Central S.A.,
                 expiring 7/26/97...............................        --
                                                                  --------
  SWITZERLAND (0.0%)
       (a)40   Sulzer AG (Resistered), expiring 7/17/97.........        --
                                                                  --------
TOTAL RIGHTS (COST $0)..........................................         3
                                                                  --------

      NO. OF
    WARRANTS
--------------------------------------------------------------------------
WARRANTS (0.0%)
  FRANCE (0.0%)
      (a)320   Casino Guichard Perrachon, expiring 12/31/99.....         5
    (a)2,073   Compagnie Generale des Eaux, expiring 5/2/01.....         1
        (a)5   Sodexho S.A., expiring 6/7/04....................         1
                                                                  --------
                                                                         7
                                                                  --------
  HONG KONG (0.0%)
    (a)2,000   Applied International Holdings Ltd., expiring
                 12/30/99.......................................        --
    (a)4,000   Hong Kong Shanghai Hotels, expiring 10/12/98.....         1
    (a)1,400   Hysan Development Co., expiring 4/30/98..........         1
    (a)5,300   Oriental Press Group, expiring 10/2/98...........        --
    (a)1,230   Peregine Investment Holdings Ltd., expiring
                 5/15/98........................................         1
    (a)4,400   Stelux Holdings International Ltd., expiring
                 2/28/98........................................        --
                                                                  --------
                                                                         3
                                                                  --------
  ITALY (0.0%)
    (a,d)578   La Rinascente S.p.A., expiring 12/31/99..........        --
      (a)420   R.A.S. S.p.A. (Savings Shares), expiring
                 12/31/97.......................................         1
      (a)880   R.A.S. S.p.A., expiring 12/31/97.................         2
                                                                  --------
                                                                         3
                                                                  --------
  SINGAPORE (0.0%)
    (a)6,750   Keppel Land Ltd., expiring 12/12/00..............         6
                                                                  --------
  SWITZERLAND (0.0%)
       (a)45   Roche Holdings, expiring 5/5/98..................         3
                                                                  --------
TOTAL WARRANTS (COST $5)........................................        22
                                                                  --------

      NO. OF
       UNITS
--------------------------------------------------------------------------
UNITS (0.0%)
  AUSTRALIA (0.0%)
   (a)18,212   Westfield Trust (COST $31).......................        37
                                                                  --------

                                                         -----------------------
                                                                    53
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

        FACE
      AMOUNT                                                         VALUE
       (000)                                                         (000)
--------------------------------------------------------------------------
CONVERTIBLE DEBENTURES (0.0%)
  FRANCE (0.0%)
   FRF    32   Casino Guichard Perrachon 4.50%, 7/12/01.........  $     16
          29   Sanofi S.A. 4.00%, 1/1/00........................        31
           1   Sodexho S.A. 6.00%, 6/7/04.......................         4
                                                                  --------
                                                                        51
                                                                  --------
  ITALY (0.0%)
  ITL  2,125   Mediobanca S.p.A. 6.00%, 12/31/02................         1
                                                                  --------
TOTAL CONVERTIBLE DEBENTURES (COST $38).........................        52
                                                                  --------
TOTAL FOREIGN & U.S. SECURITIES (97.6%) (COST $153,588).........   185,403
                                                                  --------
SHORT-TERM INVESTMENT (4.7%)
  REPURCHASE AGREEMENT (4.7%)
    UNITED STATES
$      8,897   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                 7/1/97, to be repurchased at $8,898,
                 collateralized by $9,420 U.S. Treasury Bonds,
                 5.625%, due 2/15/06, valued at $9,050 (COST
                 $8,897)........................................     8,897
                                                                  --------
TOTAL INVESTMENT IN SECURITIES (102.3%) (COST $162,485).........   194,300
                                                                  --------
FOREIGN CURRENCY (0.3%)
    AUD   18   Australian Dollar................................        14
   ATS     4   Austrian Schilling...............................        --
   GBP     8   British Pound....................................        13
   CAD    67   Canadian Dollar..................................        48
    DEM   82   Deutsche Mark....................................        47
   FRF   540   French Franc.....................................        92
    HKD  213   Hong Kong Dollar.................................        27
  INR 98,939   Indonesian Rupiah................................        41
  ITL    362   Italian Lira.....................................        --
  JPY  8,611   Japanese Yen.....................................        75
   NLG    65   Netherlands Guilder..............................        33
   SGD    12   Singapore Dollar.................................         8
  KRW 18,262   South Korean Won.................................        21
   SEK   329   Swedish Krona....................................        43
   CHF    46   Swiss Franc......................................        32
                                                                  --------
TOTAL FOREIGN CURRENCY (COST $498)..............................       494
                                                                  --------
TOTAL INVESTMENTS (102.6%) (COST $162,983)......................   194,794
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.6%)...................    (4,929)
                                                                  --------
NET ASSETS (100%)...............................................  $189,865
                                                                  ========

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(g)   --  The Fund is advised by an affiliate.
ADR   --  American Depositary Receipt.
NCS   --  Non Convertible Shares.
RFD   --  Ranked for Dividend.

--------------
          54
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

 CURRENCY                             IN EXCHANGE
TO DELIVER     VALUE    SETTLEMENT        FOR         VALUE     NET UNREALIZED
   (000)       (000)       DATE          (000)        (000)    GAIN (LOSS) (000)
-----------  ---------  -----------  -------------  ---------  -----------------
$        9   $       9      7/1/97    ESP    1,393  $      10      $       1
JPY  3,492          31      7/1/97   $          30         30             (1)
$     1,886      1,886      7/2/97   ITL 3,174,993      1,868            (18)
$     1,879      1,879      7/3/97     CAD   2,593      1,878             (1)
$     2,241      2,241     7/30/97     DEM   3,861      2,220            (21)
DEM 1,931        1,110     7/30/97   $       1,150      1,150             40
DEM 1,930        1,109     7/30/97   $       1,150      1,150             41
$      400         400     8/18/97     NLG     773        395             (5)
$      890         890     8/18/97    CHF    1,238        853            (37)
$     1,478      1,478     8/18/97    CHF    2,113      1,456            (22)
CHF  3,350       2,308     8/18/97   $       2,358      2,358             50
NLG  2,206       1,129     8/18/97   $       1,162      1,162             33
$     7,077      7,077     8/25/97    JPY  803,534      7,072             (5)
JPY 803,534      7,072     8/25/97   $       7,200      7,200            128
$     2,193      2,193     8/29/97     DEM   3,764      2,169            (24)
DEM 3,764        2,168     8/29/97   $       2,198      2,198             30
$     1,770      1,770     9/15/97    FRF   10,246      1,753            (17)
FRF 21,933       3,753     9/15/97   $       3,870      3,870            117
ESP 203,563      1,384     9/26/97   $       1,400      1,400             16
             ---------                              ---------          -----
             $  39,887                              $  40,192      $     305
             =========                              =========          =====

---------------

CAD   --  Canadian Dollar
DEM   --  Deutsche Mark
FRF   --  French Franc
ITL   --  Italian Lira
JPY   --  Japanese Yen
NLG   --  Netherlands Guilder
ESP   --  Spanish Peseta
CHF   --  Swiss Franc

--------------------------------------------------------------------------------

  SUMMARY OF FOREIGN & U.S. SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                 VALUE     PERCENT OF
INDUSTRY                                                                         (000)     NET ASSETS
-----------------------------------------------------------------------------  ---------  -------------
Consumer Goods...............................................................  $  40,454         21.3%
Finance......................................................................     37,011         19.4
Services.....................................................................     32,912         17.3
Capital Equipment............................................................     28,015         14.8
Energy.......................................................................     18,745          9.9
Materials....................................................................     13,023          6.9
Investment Companies.........................................................      9,589          5.1
Multi-Industry...............................................................      4,989          2.6
Gold Mines...................................................................        665          0.3
                                                                               ---------         ----
                                                                               $ 185,403         97.6%
                                                                               =========         ====

                                                         -----------------------
                                                                    55
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

       FACE
     AMOUNT                                                        VALUE
      (000)                                                        (000)
------------------------------------------------------------------------

FIXED INCOME SECURITIES (90.4%)
  AUSTRALIAN DOLLAR (1.2%)
    GOVERNMENT BOND
 AUD    150   Government of Australia 9.75%, 3/15/02...........  $   128
                                                                 -------
  BRITISH POUND (7.2%)
    GOVERNMENT BOND
 GBP    400   United Kingdom 9.50%, 4/18/05....................      760
                                                                 -------
  CANADIAN DOLLAR (2.7%)
    GOVERNMENT BONDS
 CAD    300   Government of Canada 7.50%, 3/1/01...............      232
         60   Government of Canada 9.75%, 6/1/21...............       58
                                                                 -------
  TOTAL CANADIAN DOLLAR........................................      290
                                                                 -------
  DANISH KRONE (2.4%)
    GOVERNMENT BOND
 DKK  1,500   Kingdom of Denmark 8.00%, 5/15/03................      256
                                                                 -------
  DEUTSCHE MARK (16.5%)
    CORPORATE BONDS
  DEM   150   KFW International Finance, Inc. 7.50%, 1/24/00...       93
        650   Landeskreditbank Baden-Wuerttemberg Financial
                6.63%, 8/20/03.................................      402
                                                                 -------
                                                                     495
                                                                 -------
    GOVERNMENT BONDS
       1,300  Bundesobligation 7.00%, 1/13/00..................      803
        100   Deutschland Republic 6.25%, 1/4/24...............       56
        590   Treuhandanstalt 7.50%, 9/9/04....................      383
                                                                 -------
                                                                   1,242
                                                                 -------
  TOTAL DEUTSCHE MARK..........................................    1,737
                                                                 -------
  IRISH PUNT (1.1%)
    GOVERNMENT BOND
IEP      70   Government of Ireland 8.00%, 8/18/06.............      116
                                                                 -------
  ITALIAN LIRA (5.2%)
    GOVERNMENT BONDS
ITL 380,000   Buoni Poliennali Del Tes 10.50%, 7/15/00.........      250
      60,000  Buoni Poliennali Del Tes 10.00%, 8/1/03..........       41
     150,000  Buoni Poliennali Del Tes 9.50%, 1/1/05...........      102
    230,000   Buoni Poliennali Del Tes 9.50%, 2/1/06...........      158
                                                                 -------
  TOTAL ITALIAN LIRA...........................................      551
                                                                 -------


       FACE
     AMOUNT                                                        VALUE
      (000)                                                        (000)
------------------------------------------------------------------------

  JAPANESE YEN (11.9%)
    EUROBONDS
JPY  15,000   European Investment Bank 6.63%, 3/15/00..........  $   150
      30,000  European Investment Bank 3.00%, 9/20/06..........      273
      25,000  Export Import Bank of Japan 4.38%, 10/1/03.......      246
      27,000  Japan Development Bank 6.50%, 9/20/01............      282
      30,000  World Bank 4.75%, 12/20/04.......................      306
                                                                 -------
  TOTAL JAPANESE YEN...........................................    1,257
                                                                 -------
  SPANISH PESETA (3.4%)
    GOVERNMENT BOND
ESP  50,000   Government of Spain 8.30%, 12/15/98..............      354
                                                                 -------
  SWEDISH KRONA (7.9%)
    GOVERNMENT BONDS
SEK   3,100   Government of Sweden 13.00%, 6/15/01.............      506
       2,600  Government of Sweden 6.00%, 2/9/05...............      329
                                                                 -------
  TOTAL SWEDISH KRONA..........................................      835
                                                                 -------
  UNITED STATES DOLLAR (30.9%)
    U.S. GOVERNMENT AND AGENCY OBLIGATIONS (30.9%)
    U.S. TREASURY BONDS
$       665   8.13%, 8/15/19...................................      758
         40   7.63%, 2/15/25...................................       44
                                                                 -------
                                                                     802
                                                                 -------
    U.S. TREASURY NOTES
        615   5.13%, 11/30/98..................................      608
        250   6.25%, 10/31/01..................................      249
      1,538   7.25%, 5/15/04...................................    1,603
                                                                 -------
                                                                   2,460
                                                                 -------
  TOTAL UNITED STATES DOLLAR...................................    3,262
                                                                 -------
TOTAL FIXED INCOME SECURITIES (COST $9,641)....................    9,546
                                                                 -------
FOREIGN CURRENCY (0.0%)
  DEM     4   Deutsche Mark....................................        2
ESP     193   Spanish Peseta...................................        1
                                                                 -------
TOTAL FOREIGN CURRENCY (COST $3)...............................        3
                                                                 -------
TOTAL INVESTMENTS (90.4%) (COST $9,644)........................    9,549
OTHER ASSETS IN EXCESS OF LIABILITIES (9.6%)...................    1,019
                                                                 -------
NET ASSETS (100%)..............................................  $10,568
                                                                 =======

--------------
          56
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                              IN EXCHANGE
 TO DELIVER      VALUE    SETTLEMENT        FOR         VALUE     NET UNREALIZED
    (000)        (000)       DATE          (000)        (000)    GAIN (LOSS) (000)
-------------  ---------  -----------  -------------  ---------  -----------------
   DEM    718  $     412     7/11/97   $         415  $     415      $       3
 ITL  180,000        106     7/11/97   $         106        106             --
 JPY   36,250        317     7/11/97   $         317        317             --
 JPY   48,923        428     7/11/97   $         425        425             (3)
$         106        106     7/11/97    ITL  180,000        106             --
$         210        210     7/11/97    JPY   23,981        209             (1)
$         328        328     7/11/97    JPY   36,250        317            (11)
$         425        425     7/11/97      DEM    718        412            (13)
   DEM    550        316     7/18/97   $         318        318              2
 ITL  175,000        103     7/18/97   $         104        104              1
$         103        103     7/18/97    ITL  175,000        103             --
$         319        319     7/18/97      DEM    550        316             (3)
  GBP      32         53     7/25/97   $          53         53             --
 IEP       80        121     7/25/97   $         121        121             --
  SEK   4,550        589     7/25/97   $         593        593              4
               ---------                              ---------          -----
               $   3,936                              $   3,915          $ (21)
               =========                              =========          =====

---------------

GBP   --  British Pound
DEM   --  Deutsche Mark
IEP   --  Irish Punt
ITL   --  Italian Lira
JPY   --  Japanese Yen
SEK   --  Swedish Krona

                                                         -----------------------
                                                                    57
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------

COMMON STOCKS (96.1%)
  CHINA (1.1%)
      2,048,000   Guangshen Railway Co., Ltd. 'H'..................  $    899
      3,105,000   Qingling Motors Co., 'H'.........................     1,603
        147,000   Shenzhen Fangda Co., Ltd. 'B'....................       213
   (a)5,268,000   Zhejiang Expressway Co., Ltd. 'H'................     1,278
                                                                     --------
                                                                        3,993
                                                                     --------
  HONG KONG (34.9%)
      2,270,000   Cheung Kong Holdings Ltd.........................    22,415
        432,000   China Merchants Holdings International Co.,
                    Ltd............................................     1,344
      3,068,000   China Resources Enterprises Ltd..................    15,048
        360,000   Dao Heng Bank Group Ltd..........................     1,970
        433,300   Hang Seng Bank Ltd...............................     6,180
      1,517,000   Henderson Land Development Co., Ltd..............    13,462
        651,424   HSBC Holdings plc................................    19,592
      1,826,000   Hutchison Whampoa Ltd............................    15,792
      1,130,000   New World Development Co., Ltd...................     6,739
      1,103,000   Ng Fung Hong Ltd.................................     1,651
      1,831,000   Shanghai Industrial Holdings Ltd.................    11,392
        613,100   Sun Hung Kai Properties Ltd......................     7,379
                                                                     --------
                                                                      122,964
                                                                     --------
  INDONESIA (6.9%)
   (a)1,271,000   Astra International (Foreign)....................     5,226
 (a,d)3,226,697   Bank International Indonesia (Foreign)...........     2,786
   (d)4,194,000   Bank Negara Indonesia (Foreign)..................     2,673
     (d)788,000   Bimantara Citra (Foreign)........................     1,377
     (d)419,000   Gudang Garam (Foreign)...........................     1,757
     (d)434,700   Hanjaya Mandala Sampoerna (Foreign)..............     1,658
 (a,d)1,168,800   Indofood Sukses Makmur (Foreign).................     2,692
   (d)1,263,000   Matahari Putra Prima (Foreign)...................     2,545
   (d)1,433,000   Mayora Indah (Foreign)...........................       810
   (a,d)478,000   Putra Surya Multidana (Foreign)..................       762
   (d)1,307,500   Telekomunikasi (Foreign).........................     2,137
                                                                     --------
                                                                       24,423
                                                                     --------
  KOREA (7.6%)
      (a)54,170   Hansol Paper Co..................................     1,373
     (d)114,420   Housing & Commercial Bank (Foreign)..............     2,136
      (a)86,079   Kookmin Bank GDR.................................     1,818
    (a,d)80,085   Kookmin Bank.....................................     1,477
        111,720   Korea Electric Power.............................     3,334
         23,980   LG Information & Communication (Foreign).........     2,970
      (d)35,362   Pohang Iron & Steel Ltd. (Foreign)...............     3,622
      (d)58,419   Samsung Electronics Co. (Foreign)................     6,540
    (a,e)22,895   Samsung Electronics Co. GDR (New)................     1,357
     (d)136,257   Shinhan Bank Co., Ltd............................     1,975
                                                                     --------
                                                                       26,602
                                                                     --------
  MALAYSIA (15.3%)
        303,000   Arab Malaysian Corporation Bhd...................     1,129
      3,292,000   Berjaya Group Bhd................................     4,043
     (a)255,000   Berjaya Sports Toto Bhd..........................     1,202
      1,201,000   Commerce Asset Holdings Bhd......................     3,164
        223,000   Dialog Group Bhd.................................     3,225
        377,000   Edaran Otomobil Nasional Bhd.....................     3,211
        665,400   Genting Bhd......................................     3,190
        880,000   IJM Corp. Bhd....................................     1,848
        521,000   Jaya Tiasa Holdings Bhd..........................     2,622

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------
        850,000   Leader Universal Holdings Bhd....................  $  1,529
      (a)62,000   Lityan Bhd.......................................       755
        412,500   Malayan Banking Bhd..............................     4,331
        105,000   Malaysian International Shipping (Foreign).......       273
     (a)285,000   Malaysian Pacific Industries Bhd.................     1,242
        323,000   Malaysian Resources Corp. Bhd....................       889
        742,000   Multi-Purpose Holdings Bhd.......................     1,041
        580,000   Rashid Hussain Bhd...............................     3,677
      1,391,000   Resorts World Bhd................................     4,189
      2,696,000   Sime Darby Bhd...................................     8,972
        494,000   United Engineers Bhd.............................     3,562
                                                                     --------
                                                                       54,094
                                                                     --------
  PHILIPPINES (3.9%)
      4,914,296   Ayala Land, Inc. 'B'.............................     4,518
  (a)15,431,000   Digital Telecommunications Philippines, Inc......     1,492
   (a)5,118,400   DMCI Holdings, Inc...............................     1,688
   (a)2,775,000   Fil-Estate Land, Inc.............................       810
      3,048,200   JG Summit Holding 'B'............................       624
        529,365   Manila Electric 'B'..............................     2,609
      7,107,180   SM Prime Holdings, Inc...........................     2,102
                                                                     --------
                                                                       13,843
                                                                     --------
  SINGAPORE (11.7%)
        239,500   Development Bank of Singapore (Foreign)..........     3,015
        574,000   Electronic Resources Ltd.........................       903
        431,000   Jurong Shipyard Ltd..............................     1,869
      2,712,000   NatSteel Ltd.....................................     6,905
        313,238   Oversea-Chinese Banking Corp. (Foreign)..........     3,243
     (a)889,000   Pacific Century Regional Development.............     1,237
        642,000   Parkway Holdings Ltd.............................     2,874
        415,400   Singapore Press Holdings (Foreign)...............     8,368
      2,258,000   SM Summit Holdings Ltd...........................     1,706
   (a)1,015,000   Super Coffeemix Manufacturing Ltd................       845
        282,000   United Overseas Bank Ltd. (Foreign)..............     2,900
   (a)1,317,600   Want Want Holdings...............................     4,374
      1,087,000   Wing Tai Holdings Ltd............................     3,132
                                                                     --------
                                                                       41,371
                                                                     --------
  TAIWAN (11.4%)
   (a)1,300,000   Acer, Inc........................................     4,676
     (a)522,000   Asustek Computer, Inc............................     6,910
     (a)288,600   Cathay Life Insurance Co., Ltd...................     1,651
   (a)1,005,000   China Development Corp...........................     5,188
        851,850   China Steel Corp.................................       901
   (a)1,888,900   Compal Electronics, Inc..........................     7,474
      2,578,000   Far Eastern Textile, Ltd.........................     4,052
      1,264,400   Formosa Plastics Corp............................     3,047
      1,000,000   Great Wall Enterprises Co........................       791
     (a)701,500   Kuoyang Construction.............................     1,691
      1,120,000   Siliconware Precision Industries Co..............     3,787
                                                                     --------
                                                                       40,168
                                                                     --------
  THAILAND (3.3%)
        454,300   Bangkok Bank Co., Ltd. (Foreign).................     3,122
        197,000   Big C Supercenter Co., Ltd.......................        62
        302,700   Eastern Water Resources Development..............       351
         61,000   ICC International Co., PCL (Foreign).............       191
          5,800   International Cosmetics (Foreign)................        19
         27,000   Matichon Public Co., Ltd.........................        63

-----------------------
          58
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------
                                                   THAILAND (CONT.)
     (d)219,000   Nation Multimedia Group Public Co., Ltd.
                    (Foreign)......................................  $    465
     (d)983,000   National Petrochemical Co., Ltd. (Foreign).......     1,006
         44,000   Quality House Co., Ltd. (Foreign)................        16
        267,000   Quality House Co., Ltd...........................        91
         93,000   Robinson Department Store Co., Ltd. (Foreign)....        33
        539,600   Siam Commercial Bank Co., Ltd. (Foreign).........     2,208
    (a,d)22,000   Sino Thai Engineering & Construction Co., Ltd.
                    (Foreign)......................................        61
      (a)42,000   Sino Thai Engineering & Construction Co., Ltd....       117
        546,000   Thai Farmer's Bank Public Co. (Foreign)..........     2,318
         41,000   Thai Rung Union Car Co., Ltd.....................       148
      (d)69,100   Thai Rung Union Car Co., Ltd. (Foreign)..........       249
         35,000   Thai Storage Battery Co., Ltd. (Foreign).........        35
        174,900   Thai Theparos Food Product Co., Ltd. (Foreign)...       270
     (d)149,000   United Communication Industry (Foreign)..........       615
                                                                     --------
                                                                       11,440
                                                                     --------
TOTAL COMMON STOCKS (COST $303,930)................................   338,898
                                                                     --------


         NO. OF
         RIGHTS
-----------------------------------------------------------------------------

RIGHTS (0.1%)
  MALAYSIA (0.0%)
     (a)239,200   Commerce Asset Holdings Bhd., expiring
                    7/23/97........................................         8
    (a,d)82,857   Rashid Hussain Bhd., expiring 12/31/02...........        --
                                                                     --------
                                                                            8
                                                                     --------
  SINGAPORE (0.1%)
   (a,d)287,000   Electronic Resources Ltd., expiring 7/21/97......       191
                                                                     --------
TOTAL RIGHTS (COST $0).............................................       199
                                                                     --------

         NO. OF
       WARRANTS
-----------------------------------------------------------------------------

WARRANTS (0.0%)
  INDONESIA (0.0%)
     (a)286,818   PT Bank International Indonesia, expiring
                    1/17/00........................................       112
                                                                     --------


         NO. OF                                                         VALUE
       WARRANTS                                                         (000)
-----------------------------------------------------------------------------
  MALAYSIA (0.0%)
   (a,d)149,500   Commerce Asset Holdings Bhd., expiring 6/27/98...  $     23
                                                                     --------
TOTAL WARRANTS (COST $0)...........................................       135
                                                                     --------
TOTAL FOREIGN SECURITIES (96.2%) (COST $303,930)...................   339,232
                                                                     --------

           FACE
         AMOUNT
          (000)
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENT (4.3%)
  REPURCHASE AGREEMENT
$        15,266   Chase Securities, Inc., 5.70%, dated
                    6/30/97, due 7/1/97, to be repurchased at
                    $15,268, collateralized by $16,160 U.S.
                    Treasury Bonds, 5.625%, due 2/15/06, valued at
                    $15,527 (COST $15,266).........................    15,266
                                                                     --------
TOTAL INVESTMENTS IN SECURITIES (100.5%) (COST $319,196)...........   354,498
                                                                     --------
FOREIGN CURRENCY (0.9%)
    HKD  15,383   Hong Kong Dollar.................................     1,986
   IDR  889,930   Indonesian Rupiah................................       366
    MYR     904   Malaysian Ringgit................................       358
   PHP    1,403   Philippine Peso..................................        53
    SGD      19   Singapore Dollar.................................        13
    KRW 391,442   South Korean Won.................................       441
                                                                     --------
TOTAL FOREIGN CURRENCY (COST $3,217)...............................     3,217
                                                                     --------
TOTAL INVESTMENTS (101.4%) (COST $322,413).........................   357,715
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)......................    (5,029)
                                                                     --------
NET ASSETS (100%)..................................................  $352,686
                                                                     ========

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
GDR   --  Global Depositary Receipt.

                                                         -----------------------
                                                                    59
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE INFORMATION:
Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                             IN EXCHANGE
 TO DELIVER      VALUE    SETTLEMENT       FOR         VALUE     NET UNREALIZED
    (000)        (000)       DATE         (000)        (000)    GAIN (LOSS) (000)
-------------  ---------  -----------  ------------  ---------  -----------------
$      1,542   $   1,542      7/1/97     SGD  2,206  $   1,542          $  --
$        363         363      7/2/97    IDR 882,845        363             --
$         91          91      7/2/97      THB  2365         91             --
THB 319,450       12,110     8/18/97   $     12,032     12,032            (78)
               ---------                             ---------          -----
               $  14,106                             $  14,028          $ (78)
               =========                             =========          =====

---------------

IDR   --  Indonesian Rupiah
SGD   --  Singapore Dollar
THB   --  Thai Baht

--------------------------------------------------------------------------------

      SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                     PERCENT
                                                        OF
                                           VALUE       NET
INDUSTRY                                   (000)      ASSETS
----------------------------------------  --------   --------
Finance.................................  $136,255      38.6%
Multi-Industry..........................    52,458      14.9
Capital Equipment.......................    38,279      10.9
Consumer Goods..........................    34,897       9.9
Services................................    28,956       8.2
Energy..................................    26,415       7.5
Materials...............................    21,972       6.2
                                          --------      ----
                                          $339,232      96.2%
                                          ========      ====

-----------------------
          60
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------

COMMON STOCKS (99.0%)
  AEROSPACE (1.3%)
 (a)3,500   Coltec Industries, Inc...........................  $    68
 (a)7,400   Doncasters plc ADR...............................      171
   10,300   Thiokol Corp.....................................      721
    2,700   Triumph Group, Inc...............................       84
                                                               -------
                                                                 1,044
                                                               -------
  BANKING (9.2%)
    4,800   AmSouth Bancorp..................................      182
    6,100   Astoria Financial Corp...........................      290
    8,200   Comerica, Inc....................................      558
   13,600   Community First Bankshares, Inc..................      522
   14,400   First Hawaiian, Inc..............................      491
    9,200   Greenpoint Financial Corp........................      612
    4,600   MAF Bancorp, Inc.................................      193
   13,200   National Commerce Bancorp........................      290
   22,800   North Fork Bancorp., Inc.........................      487
    9,300   ONBANCorp, Inc...................................      474
    7,919   Peoples Heritage Financial Group, Inc............      300
   14,300   Southtrust Corp..................................      592
    9,600   Summit Bancorp...................................      481
   21,500   Trustmark Corp...................................      602
   14,800   Union Planters Corp..............................      768
    5,700   UnionBanCal Corp.................................      410
    6,500   Wilmington Trust Corp............................      297
                                                               -------
                                                                 7,549
                                                               -------
  BUILDING (2.3%)
   13,200   Ameron, Inc......................................      747
   10,900   Champion Enterprises, Inc........................      164
    4,300   City National Corp...............................      103
    5,600   JLG Industries, Inc..............................       76
    9,300   Southdown, Inc...................................      406
(a)10,700   USG Corp.........................................      391
                                                               -------
                                                                 1,887
                                                               -------
  CAPITAL GOODS (2.9%)
   19,100   Crane Co.........................................      799
   18,600   Danka Business Systems plc.......................      760
    7,900   Tecumseh Products 'A'............................      473
 (a)7,800   Tower Automotive, Inc............................      335
                                                               -------
                                                                 2,367
                                                               -------
  CHEMICALS (2.7%)
   26,000   Crompton & Knowles Corp..........................      579
   16,500   Dexter Corp......................................      528
    6,400   Fuller (H.B.) Co.................................      352
   17,400   Quaker Chemical Corp.............................      302
   12,000   Witco Corp.......................................      455
                                                               -------
                                                                 2,216
                                                               -------
  COMMUNICATIONS (1.0%)
 (a)1,400   ADC Telecom, Inc.................................       47
(a)15,100   General Cable Corp...............................      387
 (a)8,700   Hirsch International Corp. 'A'...................      194
   10,600   Nextel Communications Inc. 'A'...................      201
                                                               -------
                                                                   829
                                                               -------
  COMPUTERS (3.9%)
 (a)3,300   BMC Software, Inc................................      183
(a)12,200   Cadence Design Systems, Inc......................      409

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------
 (a)8,500   Ceridian Corp....................................  $   359
(a)18,600   Gateway 2000, Inc................................      603
 (a)5,400   InaCom Corp......................................      168
(a)26,500   Overland Data, Inc...............................      143
 (a)9,300   Seagate Technology, Inc..........................      327
(a)12,400   Tech Data Corp...................................      390
(a)18,700   Western Digital Corp.............................      591
                                                               -------
                                                                 3,173
                                                               -------
  CONSUMER--DURABLES (6.1%)
   14,100   A.O. Smith Corp. 'B'.............................      501
   24,400   Arvin Industries, Inc............................      665
    5,700   Callaway Golf Co.................................      202
(a)11,100   Furniture Brands International, Inc..............      215
   26,700   Guilford Mills, Inc..............................      556
   33,000   Herman Miller, Inc...............................    1,188
   13,200   Interface, Inc...................................      292
(a)13,700   Lear Corp........................................      608
    7,700   MascoTech, Inc...................................      161
   19,000   Stanhome, Inc....................................      625
                                                               -------
                                                                 5,013
                                                               -------
  CONSUMER--RETAIL (9.5%)
    6,800   Brylane, Inc.....................................      262
   23,000   CVS Corp.........................................    1,179
    6,900   Dean Foods Co....................................      279
 (a)2,900   Designer Holdings Ltd............................       30
    8,800   Family Dollar Stores, Inc........................      240
 (a)4,100   Fred Meyer, Inc..................................      212
   18,600   Hughes Supply, Inc...............................      744
    2,300   Jostens, Inc.....................................       62
(a)15,300   Office Depot, Inc................................      297
   22,700   Pier 1 Imports, Inc..............................      602
    5,300   Polo Ralph Lauren Corp...........................      145
   13,600   Richfood Holdings, Inc...........................      354
   22,200   Ross Stores, Inc.................................      726
   10,300   Springs Industries, Inc. 'A'.....................      543
   31,600   TJX Companies, Inc...............................      833
 (a)7,600   Valassis Communications, Inc.....................      182
    8,100   VF Corp..........................................      686
(a)21,000   Zale Corp........................................      416
                                                               -------
                                                                 7,792
                                                               -------
  CONSUMER--SERVICE & GROWTH (0.4%)
    4,800   Hertz Corp. 'A'..................................      173
 (a)7,000   Renters Choice, Inc..............................      139
                                                               -------
                                                                   312
                                                               -------
  CONSUMER--STAPLES (3.3%)
(a)11,300   Boston Chicken, Inc..............................      158
    6,700   Consolidated Cigar Holdings, Inc.................      186
   24,000   DIMON, Inc.......................................      636
    3,300   Interstate Bakeries Corp.........................      196
(a)16,000   Standard Commercial Corp.........................      278
   19,400   Tyson Foods, Inc. 'A'............................      371
   28,600   Universal Corp...................................      908
                                                               -------
                                                                 2,733
                                                               -------
  ENERGY (9.5%)
    5,400   Apache Corp......................................      176
    1,800   Black Hills Corp.................................       51

                                                         -----------------------
                                                                    61
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------
  ENERGY (CONT.)
 (a)5,200   Cooper Cameron Corp..............................  $   243
 (a)5,300   Diamond Offshore Drilling, Inc...................      414
   10,500   Eastern Enterprises..............................      364
(a)19,400   ENSCO International Inc..........................    1,023
   16,200   National Fuel Gas Co.............................      679
   14,700   Nicor, Inc.......................................      527
(a)40,100   Noble Drilling Corp..............................      905
   16,300   Oneok, Inc.......................................      525
   10,000   Parker & Parsley Petroleum Co....................      354
   12,000   Santa Fe International Corp......................      408
    6,300   Sun Co., Inc.....................................      195
    7,500   Transocean Offshore, Inc.........................      545
 (a)5,800   Tuboscope Vetco International Corp...............      115
    8,900   Ultramar Diamond Shamrock Corp...................      290
    9,000   Union Texas Petroleum Holdings, Inc..............      188
 (a)6,100   Varco International, Inc.........................      197
   14,000   Washington Gas Light Co..........................      352
 (a)4,800   Weatherford Enterra, Inc.........................      185
                                                               -------
                                                                 7,736
                                                               -------
  ENTERTAINMENT (0.3%)
 (a)9,300   Imax Corp........................................      230
                                                               -------
  FINANCIAL--DIVERSIFIED (9.4%)
    9,500   Bear Stearns Companies, Inc......................      325
   10,500   Capital One Financial Corp.......................      396
   13,125   Equity Residential Properties Trust..............      624
   25,600   Everen Capital Corp..............................      798
    3,700   Duke Realty Investment, Inc. REIT................      150
    6,900   FINOVA Group, Inc................................      528
   12,900   First Financial Corp. (Wisconsin)................      379
   20,700   Franklin Resources, Inc..........................    1,502
   11,600   GATX Corp........................................      670
    6,800   Hartford Life, Inc. 'A'..........................      255
 (a)3,100   HealthCare Financial Partners, Inc...............       63
    8,000   Kilroy Realty Corp. REIT.........................      202
   21,000   Nationwide Financial Services, Inc. 'A'..........      558
    5,000   Paine Webber Group, Inc..........................      175
    3,400   Post Properties, Inc.............................      138
    5,100   Torchmark Corp...................................      363
   17,600   United Asset Management Co.......................      498
    5,250   Wellsford Real Properties Inc....................       58
                                                               -------
                                                                 7,682
                                                               -------
  HEALTH CARE (8.7%)
   22,500   Beckman Instruments, Inc.........................    1,086
   17,500   Bergen Brunswig Corp. 'A'........................      488
 (a)7,300   Biogen, Inc......................................      247
   13,514   Block Drug Co. 'A'...............................      591
 (a)8,800   Coherent, Inc....................................      392
(a)29,200   FPA Medical Management, Inc......................      692
 (a)5,700   Health Care & Retirement Corp....................      190
   11,100   Kinetic Concepts, Inc............................      200
 (a)7,700   Marquette Medical Systems........................      169
(a)29,200   Nellcor Puritan Bennett, Inc.....................      529
 (a)2,600   RoTech Medical Corp..............................       52
   42,300   Sullivan Dental Products, Inc....................      772
   13,600   Universal Health Services, Inc...................      524

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------
 (a)8,500   Vencor, Inc......................................  $   359
(a)18,400   Wellpoint Health Networks, Inc...................      844
                                                               -------
                                                                 7,135
                                                               -------
  INDUSTRIAL (2.0%)
    6,900   AGCO Corp........................................      248
   19,500   Barnes Group, Inc................................      578
    9,000   PACCAR, Inc......................................      418
 (a)7,800   Precision Drilling Corp..........................      377
                                                               -------
                                                                 1,621
                                                               -------
  INSURANCE (1.3%)
    6,700   Progressive Corp.................................      583
   16,600   Reliance Group Holdings, Inc.....................      197
   11,900   Western National Corp............................      319
                                                               -------
                                                                 1,099
                                                               -------
  METALS (1.7%)
   31,500   Birmingham Steel Corp............................      488
   10,300   Cleveland-Cliffs Iron Co.........................      420
    8,800   Precision Castparts Corp.........................      525
                                                               -------
                                                                 1,433
                                                               -------
  PAPER & PACKAGING (2.8%)
   16,500   Ball Corp........................................      496
(a)14,200   Owens-Illinois, Inc..............................      440
   27,500   P.H. Glatfelter Co...............................      550
   10,900   Potlatch Corp....................................      493
    8,700   Schweitzer-Mauduit International, Inc............      327
                                                               -------
                                                                 2,306
                                                               -------
  SERVICES (11.5%)
(a)42,100   AccuStaff, Inc...................................      997
   18,200   Angelica Corp....................................      319
(a)14,700   BJ Services Co...................................      788
   20,300   Bowne & Co.......................................      708
(a)25,400   CDI Corp.........................................    1,059
 (a)5,300   Data Processing Resources Corp...................      124
(a)19,000   Fiserv, Inc......................................      848
   32,000   Journal Register Co..............................      636
   22,100   New England Business Services, Inc...............      582
   26,800   Ogden Corp.......................................      583
   13,600   McClatchy Newspapers, Inc........................      399
    3,300   New York Times Co., 'A'..........................      163
   27,000   Russ Berrie & Co., Inc...........................      592
(a)13,100   TETRA Technologies, Inc..........................      324
(a)15,000   Tracor, Inc......................................      377
   14,300   True North Communications, Inc...................      354
(a)11,000   USA Waste Services, Inc..........................      425
      400   Washington Post Co. 'B'..........................      159
                                                               -------
                                                                 9,437
                                                               -------
  TECHNOLOGY (5.6%)
    8,100   Adobe Systems, Inc...............................      284
(a)10,600   Altera Corp......................................      535
    8,600   Dallas Semiconductor Corp........................      338
 (a)9,100   ESS Technology, Inc..............................      122
(a)20,700   HMT Technology Corp..............................      268
   20,400   National Computer Systems, Inc...................      543
   16,000   Park Electrochemical Corp........................      421
   21,800   Penn Engineering & Manufacturing Corp............      428
 (a)5,400   Solectron Corp...................................      378

--------------
          62
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------
  TECHNOLOGY (CONT.)
(a)17,400   Symantec Corp....................................  $   339
    7,500   Tektronix, Inc...................................      450
 (a)8,600   Teradyne, Inc....................................      338
    6,200   Vishay Intertechnology, Inc......................      179
                                                               -------
                                                                 4,623
                                                               -------
  TRANSPORTATION (2.5%)
   20,000   Air Express International Corp...................      795
   10,900   Airborne Freight Corp............................      456
   10,000   Arnold Industries, Inc...........................      170
(a)10,100   Offshore Logistics, Inc..........................      191
(a)50,000   OMI Corp.........................................      478
                                                               -------
                                                                 2,090
                                                               -------
  UTILITIES (1.1%)
    6,300   Public Service Co. (Colorado)....................      261
    5,300   SJW Corp.........................................      278
   19,600   Washington Water Power Co........................      385
                                                               -------
                                                                   924
                                                               -------
TOTAL COMMON STOCKS (COST $68,529)...........................   81,231
                                                               -------

     FACE
   AMOUNT                                                        VALUE
    (000)                                                        (000)
----------------------------------------------------------------------

SHORT-TERM INVESTMENT (3.0%)
  REPURCHASE AGREEMENT (3.0%)
$   2,523   Chase Securities, Inc., 5.70%, dated 6/30/97, due
              7/1/97, to be repurchased at $2,523,
              collateralized by $2,675 U.S. Treasury Bonds,
              5.625%, due 2/15/06, valued at $2,570 (COST
              $2,523)........................................  $ 2,523
                                                               -------
TOTAL INVESTMENTS (102.0%) (COST $71,052)....................   83,754
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.0%)................   (1,667)
                                                               -------
NET ASSETS (100%)............................................  $82,087
                                                               =======

---------------

(a)   --  Non-income producing.
ADR   --  American Depositary Receipt
REIT  --  Real Estate Investment Trust.

                                                         -----------------------
                                                                    63
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

FIXED INCOME SECURITIES (86.7%)
  CORPORATE BONDS & NOTES (32.2%)
    ARGENTINA(0.8%)
$          1,500   Impsa S.A. 11.75%, 3/27/98.......................  $  1,559
                                                                      --------
    BRAZIL (2.4%)
        (e)4,800   Banco Do Brasil 9.375%, 6/15/07..................     4,788
                                                                      --------
    CANADA (0.7%)
             100   Rogers Cablesystems, 10.125%, 9/1/12.............       107
             865   Rogers Cablesystems, Series B, 10.00%, 3/15/05...       936
             250   Rogers Communications, Inc. 9.125%,
                     1/15/06........................................       252
                                                                      --------
                                                                         1,295
                                                                      --------
    COLOMBIA (0.5%)
        (n)1,225   Occidente Y Caribe 0.00%, 3/15/04................       909
                                                                      --------
    ECUADOR (1.6%)
        (e)3,000   Consorcio Ecuadoriano 14.00%, 5/1/02.............     3,188
                                                                      --------
    JAMAICA (1.1%)
           2,000   Mechala Group Jamaica, Ltd. Series B, 12.75%,
                     12/30/99.......................................     2,115
                                                                      --------
    MEXICO (3.1%)
        (e)2,000   Cemex S.A. 12.75%, 7/15/06.......................     2,318
        (e)2,000   Empresas ICA Sociedad Controladora S.A. 11.875%,
                     5/30/01........................................     2,185
        (n)2,200   Grupo Televisa S.A. 0.00%, 5/15/08...............     1,526
                                                                      --------
                                                                         6,029
                                                                      --------
    UNITED STATES (22.0%)
             795   Advanced Micro Devices 11.00%, 8/1/03............       886
             660   Amersco Inc., Series 97-A 10.00%,
                     3/15/04........................................       677
        (e)1,100   Anthem Insurance 9.00%, 4/1/27...................     1,132
          (e)870   Big Flower Press 8.875%, 7/1/07..................       855
        (n)1,350   Brooks Fiber Properties 0.00%, 3/1/06............       920
          (n)720   Brooks Fiber Properties 0.00%, 11/1/06...........       469
          (e)150   Brooks Fiber Properties 10.00%, 6/1/07...........       153
          (e)497   CA FM Lease Trust 8.50%, 7/15/17.................       509
           1,115   Cablevision Systems Corp. 9.875%,
                     5/15/06........................................     1,187
             630   Cleveland Electric Illuminating Co. 8.375%,
                     12/1/11........................................       635
          (e)850   ComcastCorp. 9.50%, 5/1/07.......................       861
             640   Courtyard By Marriott, Series B, 10.75%,
                     2/1/08.........................................       693
          (n)390   Dial Call Communications Series B, 0.00%,
                     12/15/05.......................................       306
             670   Digital Equipment Corp. 8.625%,
                     11/1/12........................................       667
             419   DR Securitized Lease Trust, Series 1993-K1, Class
                     A1, 6.66%, 8/15/10.............................       366
           1,030   DR Securitized Lease Trust, Series 1994-K1, Class
                     A1, 7.60%, 8/15/07.............................       968
             250   DR Securitized Lease Trust, Series 1994-K1, Class
                     A2, 8.38%, 8/15/15.............................       232

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------
$         (n)500   Echostar Satellite Broadcast 0.00%,
                     3/15/04........................................  $    356
          (e)300   EES Coke Battery Co., Inc. 9.382%,
                     4/15/07........................................       307
             370   First Nationwide Bank 9.125%, 1/15/03............       382
          (e)365   First Nationwide Bank 10.625%, 10/1/03...........       401
             825   Gaylord Container Corp. 11.50%,
                     5/15/01........................................       868
        (e)1,280   Globalstar LP/Capital 11.375%, 2/15/04...........     1,282
           1,130   Grand Casinos, Inc. 10.125%, 12/1/03.............     1,181
             625   HMC Acquisition Properties 9.00%,
                     12/15/07.......................................       635
          (e)785   Horseshoe Gaming L.L.C. 9.375%,
                     6/15/07........................................       795
             950   Host Marriott Travel, Series B, 9.50%, 5/15/05...       992
        (e)1,230   ISP Holdings, Inc. Series B, 9.00%, 10/15/03.....     1,272
             635   IXC Communications, Inc. 12.50%,
                     10/1/05........................................       726
          (e)300   Jet Equipment Trust, Series C-1, 11.79%,
                     6/15/13........................................       375
          (e)300   Jet Equipment Trust, Series 1995-D, 11.44%,
                     11/1/14........................................       374
             265   Kmart Corp. 7.75%, 10/1/12.......................       243
             350   Kmart Funding Corp. 8.80%, 7/1/10................       346
             188   Midland Cogeneration Ventures, Series C-91,
                     10.33%, 7/23/02................................       201
             482   Midland Cogeneration Ventures, Series C-94,
                     10.33%, 7/23/02................................       516
             305   Midland Funding II, Series A, 11.75%, 7/23/05....       353
          (e)200   Navistar Financial Corp. 9.00%, 6/1/02...........       205
        (n)2,550   Nextel Communications 0.00%, 8/15/04.............     1,951
          (n)990   Norcal Waste Systems, Inc. 13.00%,
                     11/15/05.......................................     1,124
             660   Nuevo Energy Co. 9.50%, 4/15/06..................       690
          (e)750   Outdoor Systems 8.875%, 6/15/07..................       728
             900   Paramount Communications 8.25%,
                     8/1/22.........................................       861
          (e)620   Qwest Communications International 10.875%,
                     4/1/07.........................................       673
          (e)750   Riggs Capital Trust II 8.875%, 3/15/27...........       763
             850   RJR Nabisco, Inc. 8.75%, 4/15/04.................       867
             800   SD Warren Co., Series B, 12.00%,
                     12/15/04.......................................       896
          (e)550   Sinclair Broadcast Group 9.00%, 7/15/07..........       534
             710   Snyder Oil Corp. 8.75%, 6/15/07..................       706
           1,345   Southland Corp. 5.00%, 12/15/03..................     1,143
          (e)825   Station Casinos, Inc. 9.75%, 4/15/07.............       816
      (e,n)1,990   TCI Satellite Entertainment 0.00%,
                     2/15/07........................................     1,184
           1,225   Tele-Communications Inc. 9.25%,
                     1/15/23........................................     1,275
        (n)1,975   Teleport Communications 0.00%, 7/1/07............     1,427
             880   Tenet Healthcare Corp. 8.625%, 1/15/07...........       897
             930   TLC Beatrice International Holdings 11.50%,
                     10/1/05........................................     1,045
        (e,n)350   Transamerican Energy 0.00%, 6/15/02..............       252

--------------
          64
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

    UNITED STATES (CONT.)
$          1,290   Viacom, Inc. 8.00%, 7/7/06.......................  $  1,255
             900   Vintage Petroleum 8.625%, 2/1/09.................       897
                                                                      --------
                                                                        43,310
                                                                      --------
  TOTAL CORPORATE BONDS & NOTES (COST $60,490)......................    63,193
                                                                      --------
  ASSET BACKED SECURITIES (0.8%)
    UNITED STATES (0.8%)
          (e)499   Aircraft Lease Portfolio Securitization Ltd.,
                     Series 1996-1, Class D, 12.75%, 6/15/06........       538
          (e)950   Long Beach Auto Trust 1997-1, Class B, 14.22%,
                     10/26/03.......................................       963
                                                                      --------
  TOTAL ASSET BACKED SECURITIES (COST $1,463).......................     1,501
                                                                      --------
  COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
    UNITED STATES (0.3%)
      (e,h)1,045   DLJ Mortgage Acceptance Corp., Series 1996-CF2,
                     Class S, IO, 1.64%, 11/12/21...................        94
          (e)550   First Home Mortgage Acceptance Corp., Series
                     1996-B, Class C, 7.9289%, 11/1/18..............       487
        (d,f)103   PNC Mortgage Securities Corp. Series 1995-2,
                     Class B4, REMIC, 7.50%, 9/25/25................        91
                                                                      --------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $643).............       672
                                                                      --------
  EUROBONDS (16.2%)
    ARGENTINA (6.3%)
        (e)2,500   Acindar Industria Argentina 11.75%,
                     11/12/98.......................................     2,606
           3,500   Acindar Industria Argentina 11.25%,
                     2/15/04........................................     3,725
        (e)5,500   Republic of Argentina 11.75%, 2/12/07............     6,134
                                                                      --------
                                                                        12,465
                                                                      --------
    BRAZIL (5.0%)
           1,350   Comp Brazil De Projertos 12.50%,
                     12/22/97.......................................     1,377
        (h)3,000   Federative Republic of Brazil 6.94%,
                     4/15/09........................................     2,631
        (n)7,284   Federative Republic of Brazil Series C, PIK
                     8.00%, 4/15/14.................................     5,857
                                                                      --------
                                                                         9,865
                                                                      --------
    BULGARIA (2.5%)
        (h)2,250   Republic of Bulgaria Discount Bonds, 'A' 6.563%,
                     7/28/24........................................     1,659
        (h)4,500   Republic of Bulgaria Past Due Interest Bond
                     6.56%, 7/28/11.................................     3,254
                                                                      --------
                                                                         4,913
                                                                      --------
    VENEZUELA (2.4%)
        (h)5,000   Republic of Venezuela Front Loaded Interest
                     Reduction Bond, 'A' 6.75%, 3/31/07.............     4,652
                                                                      --------
  TOTAL EUROBONDS (COST $28,073)....................................    31,895
                                                                      --------

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------
  FOREIGN GOVERNMENT & AGENCY OBLIGATIONS (25.8%)
    ARGENTINA (2.0%)
$       (e)3,600   City of Buenos Aires 11.25%, 4/11/07.............  $  3,915
                                                                      --------
    BRAZIL (1.3%)
        (h)2,000   Federative Republic of Brazil Debt Conversion 'L'
                     Bond, 6.938%, 4/15/12..........................     1,655
             920   Federative Republic of Brazil 10.125%, 5/15/27...       887
                                                                      --------
                                                                         2,542
                                                                      --------
    BULGARIA (2.5%)
           8,500   Republic of Bulgaria Front Loaded Interest
                     Reduction Bond 2.25%, 7/28/12..................     4,856
                                                                      --------
    CAYMAN ISLANDS (0.9%)
   ZAR     8,000   National Financiera 17.00%, 2/26/99..............     1,763
                                                                      --------
    ECUADOR (2.5%)
$       (h)7,000   Republic of Ecuador Past Due Interest Bond, PIK,
                     6.44%, 2/28/25.................................     5,005
                                                                      --------
    IVORY COAST (1.2%)
      (e,n)6,800   Republic of Ivory Coast Front Loaded Interest
                     Reduction Bond 0.00%, 12/29/49.................     2,269
                                                                      --------
    JAMAICA (1.5%)
           3,000   Government of Jamaica 12.00%, 7/19/99............     3,000
                                                                      --------
    JORDAN (1.3%)
      (e,h)3,000   Kingdom of Jordan 6.75%, 12/23/23................     2,535
                                                                      --------
    MEXICO (2.7%)
           4,800   United Mexican States 11.375%, 9/15/16...........     5,399
                                                                      --------
    PERU (4.3%)
     (e,h)14,200   Republic of Peru Front Loaded Interest Reduction
                     Bond 3.25%, 3/7/17.............................     8,484
                                                                      --------
    RUSSIA (3.7%)
        (e)6,764   Ministry of Finance Tranche IV GDR 3.00%,
                     5/14/03........................................     4,539
        (e)5,000   Ministry of Finance Tranche VI GDR 3.00%,
                     5/14/06........................................     2,715
                                                                      --------
                                                                         7,254
                                                                      --------
    VENEZUELA (1.9%)
           4,000   Republic of Venezuela Discount Bond 'L', 6.75%,
                     12/18/07.......................................     3,712
                                                                      --------
  TOTAL FOREIGN GOVERNMENT & AGENCY OBLIGATIONS
    (COST $47,427)..................................................    50,734
                                                                      --------
  LOAN AGREEMENTS (7.9%)
    ALGERIA (2.9%)
      (h,r)6,500   Algeria Reprofiled Loan Agreement, 'A', 7.25%,
                     12/31/00.......................................     5,700
                                                                      --------
    GABON (2.6%)
        (h)6,217   Republic of Gabon Syndicated Loan, 6.69%,
                     4/1/04.........................................     5,067
                                                                      --------

                                                         -----------------------
                                                                    65
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------
    IVORY COAST (1.9%)
$            750   Republic of Ivory Coast Syndicated Loan, Zero
                     Coupon, 12/31/00...............................  $    315
   FRF    35,644   Republic of Ivory Coast Syndicated Loan, Zero
                     Coupon, 12/31/00...............................     2,874
    DEM    2,210   Republic of Ivory Coast Syndicated Loan, Zero
                     Coupon, 12/31/00...............................       532
                                                                      --------
                                                                         3,721
                                                                      --------
    JAMAICA (0.5%)
$       (h)1,000   Republic of Jamaica Syndicated Loan, 6.63%,
                     12/1/05........................................       930
                                                                      --------
  TOTAL LOAN AGREEMENTS (COST $14,313)..............................    15,418
                                                                      --------
  YANKEE BONDS (3.5% )
    ARGENTINA (1.6%)
           1,850   Bridas Corp. 12.50%, 11/15/99....................     2,028
           1,000   Metrogas S.A., Series A, 12.00%, 8/15/00.........     1,115
                                                                      --------
                                                                         3,143
                                                                      --------
    BRAZIL (1.7%)
           3,000   Tevecap S.A. 12.625%, 11/26/04...................     3,244
                                                                      --------
    MEXICO (0.2%)
             400   Grupo Industrial Durango 12.625%,
                     8/1/03.........................................       450
                                                                      --------
  TOTAL YANKEE BONDS (COST $6,240)..................................     6,837
                                                                      --------
TOTAL FIXED INCOME SECURITIES (COST $158,649).......................   170,250
                                                                      --------


          SHARES
------------------------------------------------------------------------------

EQUITY SECURITIES (1.8%)
  PREFERRED STOCK (1.5%)
    UNITED STATES (1.5%)
        (e)5,610   Sinclair Capital 11.625%.........................       595
           2,084   Time Warner, Inc., 'M', PIK 10.25%...............     2,287
                                                                      --------
                                                                         2,882
                                                                      --------
  CONVERTIBLE PREFERRED STOCK (0.3%)
    UNITED STATES (0.3%)
           6,800   TCI Communications, Inc. 5.00%, 7/31/06..........       704
                                                                      --------
NO. OF WARRANTS
  WARRANTS (0.0%)
    COLOMBIA (0.0%)
        (a)4,900   Occidente Y Caribe, expiring 3/15/04.............        --
                                                                      --------
TOTAL EQUITY SECURITIES (COST $3,372)...............................     3,586
                                                                      --------


            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

STRUCTURED INVESTMENT (3.4%)
    BRAZIL (3.4%)
$       (f)8,000   Salomon Bros. Federative Republic of Brazil
                     Credit Linked Enhanced Access Note 9.00%,
                     1/5/99 (COST $6,844)...........................  $  6,768
                                                                      --------
TOTAL FOREIGN AND U.S. SECURITIES (91.9%) (COST $168,865)...........   180,604
                                                                      --------
SHORT-TERM INVESTMENTS (7.7%)
  DISCOUNT NOTES (6.1%)
    BULGARIA (3.7%)
       (v)12,750   Republic of Bulgaria Stripped Discount Notes,
                     6.5625%, 8/20/97...............................     7,329
                                                                      --------
    ECUADOR (1.7%)
        (v)6,000   Republic of Ecuador Stripped Discount Notes,
                     6.4375%, 9/29/97...............................     3,311
                                                                      --------
    MEXICO (0.7%)
        (v)1,750   United Mexican States Stripped Discount Notes,
                     6.375%, 9/9/97.................................     1,268
                                                                      --------
  TOTAL DISCOUNT NOTES..............................................    11,908
                                                                      --------
  REPURCHASE AGREEMENT (1.6%)
           3,146   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                     7/1/97, to be repurchased at $3,146
                     collateralized by $3,330, U.S. Treasury Bonds,
                     5.625%, due 2/15/06, valued at $3,200..........     3,146
                                                                      --------
TOTAL SHORT-TERM INVESTMENTS (COST $13,042).........................    15,054
                                                                      --------
TOTAL INVESTMENTS (99.6%) (COST $181,907)...........................   195,658
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)........................       830
                                                                      --------
NET ASSETS (100%)...................................................  $196,488
                                                                      ========

---------------

(a)   --  Non-income producing.
(d)   --  Security is valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
(f) -- Restricted as to public resale. Total value of restricted securities at June 30, 1997 was $6,859 or 3.49% of net assets (Total cost $6,926).
(h)   --  Variable/floating rate security -- rate disclosed is as of June 30,
          1997.
(n) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1997. Maturity date disclosed is the ultimate maturity date.
(r)   --  Issuer is making partial interest payments.
(v)   --  Yield at time of purchase.
DEM   --  Deutsche Mark
FRF   --  French Franc
GDR   --  Global Depositary Receipt
IO    --  Interest Only.
PIK   --  Payment-In-Kind. Income may be received in additional securities or cash at the discretion of the issuer.
REMIC  -- Real Estate Mortgage Investment Conduit
ZAR   --  South African Rand

--------------
          66
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

  SUMMARY OF FOREIGN & U.S. SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                          VALUE     PERCENT OF
INDUSTRY                                                                                  (000)     NET ASSETS
--------------------------------------------------------------------------------------  ---------  -------------
Foreign Government & Agency Obligations...............................................  $  82,630        42.1%
Loan Agreements.......................................................................     15,418         7.9
Materials.............................................................................     12,074         6.1
Services..............................................................................     10,924         5.5
Telecommunications....................................................................     10,746         5.5
Finance...............................................................................     10,522         5.3
Broadcast--Radio & Television.........................................................      8,247         4.2
Multi-Industry........................................................................      7,065         3.6
Structured Investment.................................................................      6,768         3.4
Consumer Goods........................................................................      5,065         2.6
Capital Equipment.....................................................................      2,310         1.2
Collateralized Mortgage Obligations & Asset Backed Securities.........................      2,173         1.1
Utilities.............................................................................      1,705         0.9
Energy................................................................................      1,648         0.8
Technology............................................................................      1,554         0.8
Insurance.............................................................................      1,132         0.6
Transportation........................................................................        623         0.3
                                                                                        ---------       -----
                                                                                        $ 180,604        91.9%
                                                                                        =========       =====

                                                         -----------------------
                                                                    67
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------
COMMON STOCKS (78.8%)
  ARGENTINA (6.9%)
     (a)604,405   Acindar..........................................  $  1,548
        216,577   Banco del Suquia.................................       843
      (a)15,557   Disco ADR........................................       616
          5,499   Quilmes ADR......................................        56
         39,015   Quilmes Industrial ADR...........................       454
        269,077   Siderar 'A'......................................     1,103
      (e)10,470   Siderar ADR......................................       340
          8,585   Telecom Argentina ADR............................       451
         36,271   Telefonica de Argentina ADR......................     1,256
         50,695   YPF ADR..........................................     1,559
                                                                     --------
                                                                        8,226
                                                                     --------
  BRAZIL (29.6%)
         84,100   Brahma ADR.......................................     1,288
         23,059   CEMIG ADR........................................     1,161
         (e)683   CEMIG ADR........................................        35
   (a)9,835,918   CRT 'A'..........................................    14,800
         12,910   CVRD ADR.........................................       288
      8,850,000   Eletrobras.......................................     4,949
         63,195   Eletrobras ADR...................................     1,763
         10,020   Eletrobras 'B' ADR...............................       298
     19,723,000   Ericsson Telecomunicacoes........................     1,172
        780,000   Iven.............................................       533
      1,317,000   Lightpar.........................................       525
      (e)10,410   Lojas Arupua ADR.................................       173
         30,050   Pao de Acucar ADR................................       689
     17,568,000   Telebras.........................................     2,382
         27,081   Telebras ADR.....................................     4,110
         30,250   Unibanco GDR.....................................     1,123
                                                                     --------
                                                                       35,289
                                                                     --------
  CHILE (8.2%)
         20,250   Andina 'B' ADR...................................       423
         76,455   CCU ADR..........................................     1,677
         51,085   Chilectra ADR....................................     1,470
         14,793   Enersis ADR......................................       526
      (a)32,805   Quinenco ADR.....................................       607
        139,263   Santa Isabel ADR.................................     4,492
         30,360   Unimarc ADR......................................       569
                                                                     --------
                                                                        9,764
                                                                     --------
  COLOMBIA (2.0%)
      2,676,443   Banco de Colombia................................       981
        193,250   Bavaria..........................................     1,387
                                                                     --------
                                                                        2,368
                                                                     --------
  MEXICO (27.2%)
     (a)272,607   Banacci 'B'......................................       701
     (a)166,310   Banacci 'L'......................................       388
     (a)399,810   Bancomer 'B'.....................................       193
    (a,e)14,306   Bancomer 'B' ADR.................................       139
     (a)448,015   Banorte 'B'......................................       467
         85,398   Carso 'A1'.......................................       595
        552,354   Cemex CPO........................................     2,402
         28,435   Cemex CPO ADR....................................       247
        112,980   Cemex 'B'........................................       553
        102,320   Cemex 'B' ADR....................................       985
         70,645   Cifra 'B'........................................  $    132
         86,907   Cifra 'B' ADR....................................       159
        111,590   Cifra 'C'........................................       179
         24,155   Coca-Cola Femsa ADR..............................     1,247
           (a)1   Desc ADR.........................................        --
      (e)23,400   FEMSA ADR........................................       139
      1,059,645   FEMSA 'B'........................................     6,319
         38,250   Grupo Modelo 'C'.................................       265
         16,065   Hylsamex GDR.....................................       480
      1,278,645   Kimberly 'A'.....................................     5,126
        175,725   Maseca 'B'.......................................       192
         60,750   Maseca 'B' ADR...................................     1,002
         22,025   Panamco..........................................       724
        462,930   Soriana 'B'......................................     1,164
      (a)29,265   TAMSA ADR........................................       540
         96,075   Telemex ADR......................................     4,588
     (a)114,849   Televisa CPO ADR.................................     3,489
                                                                     --------
                                                                       32,415
                                                                     --------
  PERU (2.0%)
         66,725   Banco Weise ADR..................................       433
          8,010   Credicorp Ltd....................................       176
        431,857   Ferreyros........................................       497
         21,140   Luz Del Sur......................................        25
         46,200   Tel Peru 'B' ADR.................................     1,210
                                                                     --------
                                                                        2,341
                                                                     --------
  VENEZUELA (2.9%)
         35,632   CANTV ADR........................................     1,537
      1,139,084   Electricidad de Caracas..........................     1,825
          7,785   Mavesa ADR.......................................        79
                                                                     --------
                                                                        3,441
                                                                     --------
TOTAL COMMON STOCKS (COST $81,747).................................    93,844
                                                                     --------
PREFERRED STOCKS (17.7%)
  BRAZIL (NON-VOTING STOCKS) (17.7%)
 (a,d)8,115,000   Banco Nacional...................................        --
      3,012,000   Brahma...........................................     2,294
     77,444,200   CEMIG............................................     3,992
      3,397,000   Coteminas........................................     1,325
      3,163,771   CPFL.............................................       526
         41,187   CVRD.............................................       911
    (a,d)31,997   CVRD 'B' ADR.....................................        --
      1,572,000   Eletrobras 'B'...................................       937
     56,805,300   Lojas Arapua.....................................       923
     24,618,000   Lojas Renner.....................................     1,262
     13,872,000   Petrobras........................................     3,853
     33,506,383   Telebras.........................................     5,082
                                                                     --------
TOTAL PREFERRED STOCKS (COST $19,314)..............................    21,105
                                                                     --------


         NO. OF
         RIGHTS
-----------------------------------------------------------------------------

RIGHTS (0.0%)
  BRAZIL (0.0%)
         (a)121   Lojas Arapua, expiring 12/31/97 (COST $0)........        --
                                                                     --------
TOTAL FOREIGN SECURITIES (96.5%) (COST $101,061)...................   114,949
                                                                     --------

--------------
          68
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

           FACE
         AMOUNT                                                         VALUE
          (000)                                                         (000)
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENT (4.0%)
  REPURCHASE AGREEMENT (4.0%)
$         4,769   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                    7/1/97, to be repurchased at $4,770,
                    collateralized by $5,050 U.S. Treasury Bonds,
                    5.625%, due 2/15/06, valued at $4,852 (COST
                    $4,769)........................................  $  4,769
                                                                     --------
TOTAL INVESTMENT IN SECURITIES (100.5%) (COST $105,830)............   119,718
                                                                     --------
FOREIGN CURRENCY (0.1%)
    ARP      14   Argentine Peso...................................        15
   COP   37,481   Colombian Peso...................................        34
    MXP     740   Mexican Peso.....................................        93
   VEB    2,254   Venezuelan Bolivar...............................         5
                                                                     --------
TOTAL FOREIGN CURRENCY (COST $147).................................       147
                                                                     --------

                                                                        VALUE
                                                                        (000)
-----------------------------------------------------------------------------

TOTAL INVESTMENTS (100.6%) (COST $105,977).........................  $119,865
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)......................      (805)
                                                                     --------
NET ASSETS (100%)..................................................  $119,060
                                                                     ========

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
ADR   --  American Depositary Receipt
CPO   --  Certificate of Participation
GDR   --  Global Depositary Receipt

--------------------------------------------------------------------------------

      SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                     PERCENT
                                                        OF
                                           VALUE       NET
INDUSTRY                                   (000)      ASSETS
----------------------------------------  --------   --------
Telecommunications......................  $ 35,415      29.7%
Energy..................................    22,894      19.2
Consumer Goods..........................    17,771      14.9
Materials...............................    14,522      12.2
Services................................    12,829      10.8
Finance.................................     5,446       4.6
Capital Equipment.......................     3,075       2.6
Multi-Industry..........................     2,997       2.5
                                          --------       ---
                                          $114,949      96.5%
                                          ========      ====

                                                         -----------------------
                                                                    69
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                          VALUE
           SHARES                                                         (000)
-------------------------------------------------------------------------------
COMMON STOCKS (82.4%)
  ARGENTINA (2.4%)
        (a)12,975   Nortel Inversora ADR.............................  $    352
           36,212   Quilmes ADR......................................       371
           10,847   Telecom Argentina ADR............................       569
           81,130   Telefonica Argentina ADR.........................     2,809
           35,145   YPF ADR..........................................     1,081
                                                                       --------
                                                                          5,182
                                                                       --------
  BRAZIL (6.3%)
           77,330   Brahma ADR.......................................     1,184
       (a,e)2,140   Celesc GDS.......................................       297
       (a)389,600   CRT 'A'..........................................       586
            5,020   CVRD ADR.........................................       112
        5,517,000   Eletrobras.......................................     3,085
            9,140   Eletrobras ADR...................................       271
           35,990   Eletrobras ADR...................................     1,004
          927,000   Lightpar.........................................       369
        (e)14,225   Lojas Arupua ADR.................................       236
            1,960   Pao de Acucar....................................        45
        (e)14,961   Pao de Acucar ADR................................       340
        9,198,000   Telebras.........................................     1,247
           20,845   Telebras ADR.....................................     3,163
       (a)550,397   Telesp...........................................       162
           34,420   Unibanco GDR.....................................     1,278
                                                                       --------
                                                                         13,379
                                                                       --------
  CHILE (0.6%)
           16,645   CCU ADR..........................................       365
            8,290   Enersis ADR......................................       295
           18,649   Santa Isabel ADR.................................       601
                                                                       --------
                                                                          1,261
                                                                       --------
  CHINA (0.3%)
          412,000   Guangshen Railway Co. Ltd. 'H'...................       181
            6,000   Guangshen Railway Co. Ltd. ADR...................       131
          696,000   Zhenhai Refining & Chemical Co., Ltd.............       252
                                                                       --------
                                                                            564
                                                                       --------
  COLOMBIA (0.0%)
          215,412   Banco de Colombia................................        79
                                                                       --------
  EGYPT (1.5%)
            7,916   Ameriyah Cement Co...............................       193
           34,430   Commercial International Bank....................       720
        (a)24,250   Commercial International Bank GDR................       506
            9,170   Eastern Tobacco..................................       232
         (a)1,895   Egypt American Bank..............................        75
            5,775   Egyptian Finance & Industrial....................       345
           10,800   General Silo Storage.............................       281
           10,475   Helwan Portland Cement...........................       222
            3,200   Madinet Housing & Development....................       226
            1,950   North Cairo Flour Mills..........................       102
            7,375   Tora H. Portland Cement..........................       187
                                                                       --------
                                                                          3,089
                                                                       --------
  HONG KONG (2.5%)
           82,000   Cheung Kong Holdings Ltd.........................       810
       (a)338,000   China Everbright Ltd. -- IHD Pacific Ltd.........     1,010
          778,000   China Resources Beijing Land.....................       577
          272,000   China Resources Enterprises Ltd..................     1,334
           50,000   Hutchison Whampoa Ltd............................       432
           68,000   New World Development Co., Ltd...................  $    406
          130,000   Shanghai Industrial Holdings Ltd.................       809
                                                                       --------
                                                                          5,378
                                                                       --------
  HUNGARY (0.4%)
         (a)3,601   BorsodChem Rt. GDR...............................       140
        (a)16,416   MOL Magyar Olaj-es Gazipari Rt. GDR..............       365
            1,790   Pannonplast Rt...................................        90
        (a)12,850   Tiszai Vegyi Kombinat Rt. GDR....................       220
                                                                       --------
                                                                            815
                                                                       --------
  INDIA (9.2%)
          413,150   Automotive Axles Ltd.............................       548
          181,400   Bharat Heavy Electricals Ltd.....................     1,960
           12,369   Century Textiles & Industries GDR................       656
        (a)75,000   Container Corp. of India Ltd.....................     1,095
               50   E.I.D. Parry Ltd. GDR............................        --
       (e)150,000   E.I.D. Parry Ltd. GDR............................       375
          201,600   Great Eastern Shipping GDR.......................     1,613
          100,000   Gujarat Ambuja Cement GDR........................     1,163
          214,816   Gujarat Narmada Valley Fertilizers Co., Ltd.
                      GDR............................................       537
          504,000   Hindustan Development Corp. Ltd. GDR.............       126
           24,400   Hoechst Shering Agrevo Ltd.......................       460
           12,500   Housing Development Finance Corp., Ltd...........     1,426
           75,000   India Cements Ltd. GDR...........................       244
           13,700   Indian Rayon & Industries GDR....................       173
     (d,e)108,750   Indo Rama Synthetics Ltd. GDR....................       544
          152,000   ITC Ltd..........................................     2,389
          145,000   ITC Ltd. GDS.....................................     2,647
            4,320   JCT Ltd. GDR.....................................         7
           (e)160   JCT Ltd. GDR.....................................        --
          230,750   JK Corp. GDR.....................................       121
          150,000   Mahanagar Telephone Nigam, Ltd...................     1,273
           50,000   Mahindra & Mahindra Ltd. GDR.....................       744
          100,000   Philips India Ltd................................       243
           21,150   Rane Madras Ltd..................................       151
        (a)27,750   Raymond Ltd. GDR.................................       120
       (a)280,000   Sanghi Polyester Ltd. GDR........................       147
          317,000   SIV Industries GDR...............................       127
          302,600   Tube Investments of India Ltd. GDR...............       265
           60,550   United Phosphorus Ltd. GDR.......................       394
                                                                       --------
                                                                         19,548
                                                                       --------
  INDONESIA (4.7%)
       (a)648,000   Astra International (Foreign)....................     2,664
   (a,d)1,424,202   Bank International Indonesia (Foreign)...........     1,230
     (d)1,998,000   Bank Negara Indonesia (Foreign)..................     1,273
       (d)456,500   Bimantara Citra (Foreign)........................       798
       (d)248,000   Gudang Garam (Foreign)...........................     1,040
     (a,d)309,000   Hanjaya Mandala Sampoerna (Foreign)..............     1,179
       (d)501,203   Indah Kiat Pulp & Paper (Foreign)................       294
     (a,d)226,800   Indofood Sukses Makmur (Foreign).................       522
     (a,d)476,000   Matahari Putra Prima (Foreign)...................       959
           99,000   Mayora Indah (Foreign)...........................        56
           41,000   Putra Surya Multidana (Foreign)..................        65
                                                                       --------
                                                                         10,080
                                                                       --------
  ISRAEL (2.1%)
       (a)112,600   Bank Hapoalim Ltd................................       234
                1   Elbit Medical Imaging Ltd........................        --
           37,500   Elbit Systems Ltd................................       448

--------------
          70
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                          VALUE
           SHARES                                                         (000)
-------------------------------------------------------------------------------
  ISRAEL (CONT.)
              680   First International Bank of Israel Ltd. '1'......  $     98
              893   First International Bank of Israel Ltd. '5'......       688
            8,600   Koor Industries Ltd..............................       761
           16,500   Koor Industries Ltd. ADR.........................       291
           91,800   Osem Investment Ltd..............................       487
          467,800   Super Sol Ltd....................................     1,501
                                                                       --------
                                                                          4,508
                                                                       --------
  KOREA (6.0%)
           37,900   Cho Hung Bank Co., Ltd. GDR......................       275
           15,195   Cho Hung Bank Co., Ltd. (Foreign)................       101
        (a)19,760   Hansol Paper Co..................................       501
           (a)657   Hanwha Chemical Corp.............................         5
      (a,d)47,810   Housing & Commercial Bank, Korea.................       892
        (a)30,592   Hyundai Engineering & Construction Co.
                      (Foreign)......................................       785
      (a,d)31,292   Kookmin Bank.....................................       577
        (a)37,775   Kookmin Bank GDR.................................       798
           45,097   Korea Electric Power Corp........................     1,346
           25,600   Korea Exchange Bank..............................       169
           13,920   LG Information & Communication Ltd...............     1,724
           11,070   Pohang Iron & Steel Co., Ltd. ADR................       354
        (d)10,026   Pohang Iron & Steel Co., Ltd.....................     1,027
      (a,e)16,184   Samsung Electronics Co. GDS (New)................       908
        (d)23,691   Samsung Electronics Co. (Foreign)................     2,652
        (d)49,945   Shinhan Bank Co., Ltd. (Foreign).................       724
                                                                       --------
                                                                         12,838
                                                                       --------
  MALAYSIA (1.1%)
          214,000   Commerce Asset Holdings Bhd......................       564
          125,000   Genting Bhd......................................       599
           52,000   Rashid Hussain Bhd...............................       330
          174,000   Resorts World Bhd................................       524
           45,000   United Engineers Bhd.............................       324
                                                                       --------
                                                                          2,341
                                                                       --------
  MEXICO (11.0%)
           44,710   Apasco...........................................       320
       (a)266,176   Banacci 'B'......................................       685
       (a)193,888   Banacci 'L'......................................       453
          600,692   Bancomer 'B'.....................................       290
      (a,e)93,470   Bancomer 'B' ADR.................................       911
          103,755   Carso 'A1'.......................................       723
           29,110   Carso ADR........................................       410
          293,969   Cemex CPO........................................     1,279
           63,369   Cemex CPO ADR....................................       550
           64,440   Cemex 'B'........................................       315
           87,780   Cemex 'B' ADR....................................       845
           15,004   Cifra 'A'........................................        28
          122,675   Cifra 'C'........................................       196
           15,226   Desc ADR.........................................       443
          851,140   FEMSA 'B'........................................     5,076
        (a)36,726   Gruma 'B'........................................       170
       (a,e)3,953   Gruma ADR........................................        73
          299,297   Kimberly 'A'.....................................     1,200
          107,474   Maseca 'B'.......................................       118
          125,040   Telemex 'L' ADR..................................     5,971
       (a)113,787   Televisa CPO GDR.................................     3,457
                                                                       --------
                                                                         23,513
                                                                       --------
  PAKISTAN (3.3%)
        1,042,000   Fauji Fertilizer Co., Ltd........................  $  2,049
       (a)453,400   Hub Power Co.....................................       459
       (a)181,500   Karachi Electric.................................        54
       (a)150,000   Nishat Mills Ltd.................................        74
           96,870   Pakistan State Oil Co., Ltd......................       780
        3,492,500   Pakistan Telecommunication Co....................     2,657
     (a)1,300,850   Sui Northern Gas Pipelines.......................     1,022
                                                                       --------
                                                                          7,095
                                                                       --------
  PERU (0.5%)
           39,045   Tele Peru 'B' ADR................................     1,022
                                                                       --------
  POLAND (1.5%)
        (a)16,340   Agros Holdings S.A. 'D'..........................       413
         (a)8,300   Bank of Handlowy W Warszawie S.A.................        88
           12,500   Bank Rozwoju Eksportu S.A........................       262
         (a)6,436   Bank Slaski S.A..................................       460
          223,822   Big Bank Inicjatyw...............................       269
           15,750   Debica S.A.......................................       324
            1,800   E. Wedel S.A.....................................        97
           77,100   Elektrim S.A.....................................       671
        (a)34,700   Exbud S.A........................................       350
           94,000   Polifarb Wroclaw S.A.............................       352
                                                                       --------
                                                                          3,286
                                                                       --------
  RUSSIA (7.6%)
    (a)11,618,000   Edinaya Energetiches.............................     4,205
        (a)23,900   Gazprom ADR......................................       396
     (a)1,622,000   Irkutskenergo....................................       552
       (a)110,000   Lukoil Holdings Co...............................     2,159
        (a)14,000   Lukoil Holdings Co. ADR..........................     1,105
     (a)1,377,000   Moscow Energy (Mosenergo)........................     1,929
       (a)354,200   Rostelekom.......................................     1,374
       (a,d,f)600   Storyfirst Communications........................     1,500
           42,000   Surgutneftegaz ADR...............................     2,248
         (a)6,000   Tatneft ADR......................................       639
                                                                       --------
                                                                         16,107
                                                                       --------
  SINGAPORE (0.4%)
       (a)223,200   Want Want Holdings...............................       741
                                                                       --------
  SOUTH AFRICA (7.1%)
           43,200   Amalgamated Banks of South Africa................       310
          110,800   Barlow Ltd.......................................     1,205
           33,502   Bidvest Group Ltd................................       258
           13,300   De Beers Centenary AG............................       491
            4,100   Dreifontein Consolidation Ltd....................        28
          146,500   Ellerine Holdings, Ltd...........................     1,043
          106,800   First National Bank Holdings, Ltd................       918
        (a)11,058   Foodcorp Limited.................................        84
          300,600   Gencor Ltd.......................................     1,385
          182,400   Illovo Sugar Ltd.................................       418
           98,600   Malbak Ltd.......................................       156
            2,454   New Clicks Holdings Ltd..........................         3
           90,000   Persetel Holdings Ltd............................       633
          246,000   Rembrandt Group Ltd..............................     2,624
          241,700   Reunert Ltd......................................       828
          349,100   Sasol Ltd........................................     4,578
           16,258   South African Druggists Ltd......................       136
                                                                       --------
                                                                         15,098
                                                                       --------

                                                         -----------------------
                                                                    71
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                          VALUE
           SHARES                                                         (000)
-------------------------------------------------------------------------------
  TAIWAN (4.0%)
       (a)254,000   Acer, Inc........................................  $    914
       (a)202,500   Asustek Computer, Inc............................     2,681
        (a)98,000   China Development Corp...........................       506
       (a)383,500   Compal Electronics, Inc..........................     1,517
          827,000   Far Eastern Textile, Ltd.........................     1,300
          153,690   Formosa Plastics Corp............................       370
       (a)203,740   Kuoyang Construction.............................       491
          203,000   Siliconware Precision Industries Co..............       686
                                                                       --------
                                                                          8,465
                                                                       --------
  THAILAND (4.8%)
           32,000   Advanced Information Services Co. Ltd............       279
          125,100   Advanced Information Services Co., Ltd.
                      (Foreign)......................................       893
          356,500   Bangkok Bank Co., Ltd. (Foreign).................     2,450
            5,000   Banpu Public Co., Ltd (Foreign)..................        73
           88,700   Central Pattana Public Co., Ltd..................       123
          127,000   Industrial Finance (Foreign).....................       162
        (a)19,000   Lanna Lignite Public Co., Ltd....................       134
            3,000   Lanna Lignite Public Co., Ltd (Foreign)..........        20
           95,000   National Finance & Securities Co.................        60
          183,000   National Finance & Securities Co., Ltd.
                      (Foreign)......................................       115
          201,700   National Petrochemical Public Co., Ltd...........       206
        (d)30,700   National Petrochemical Public Co., Ltd.
                      (Foreign)......................................        31
            5,000   Shinawatra Computer Co. Ltd......................        35
       (d)126,440   Shinawatra Computer Co., Ltd. (Foreign)..........       874
           15,550   Siam Cement Co., Ltd. (Foreign)..................       269
          324,800   Siam Commercial Bank Co. Ltd. (Foreign)..........     1,329
       (a)537,300   Thai Farmers Bank Public Co., Ltd (Foreign)......     2,282
           43,000   Tipco Asphalt Public Company Ltd.................       224
          141,000   United Communication Industry....................       582
         (d)9,000   United Communication Industry (Foreign)..........        37
                                                                       --------
                                                                         10,178
                                                                       --------
  TURKEY (4.1%)
        5,388,750   Arcelik A.S......................................       726
        5,306,500   Bossa Ticaret ve Sanayii Isletmeleri A.S.........       120
        1,545,750   Ege Biracilik Ve Malt Sanayii....................       359
        5,670,000   Erciyas Biracilik Ve Malt Sanayii................       678
       12,391,000   Eregli Demir Ve Celik Fabrikalari A.S............     2,065
        1,333,000   Guney Biraculik Ve Malt Sana.....................        75
    (a)53,109,383   Turkiye Garanti Bankasi..........................     2,002
     (a)4,075,000   Vestel Elektronik Sanayii ve Ticaret A.S.........       228
   (a)105,904,330   Yapi Ve Kredi Bankasi A.S........................     2,424
                                                                       --------
                                                                          8,677
                                                                       --------
  VENEZUELA (0.2%)
           75,000   C.A. La Electricidad de Caracas..................       120
            9,195   CANTV ADR........................................       397
                                                                       --------
                                                                            517
                                                                       --------
  ZIMBABWE (0.8%)
          550,450   Delta Corp.......................................       845
          339,900   Meikles Africa Ltd...............................       836
                                                                       --------
                                                                          1,681
                                                                       --------
TOTAL COMMON STOCKS (COST $160,489)..................................
                                                                        175,442
                                                                       --------
PREFERRED STOCKS (11.0%)
  BRAZIL (NON-VOTING STOCKS) (10.5%)
       41,968,584   Banco Bradesco...................................  $    423
  (a,d)11,156,000   Banco Nacional...................................         1
        4,609,099   Brahma...........................................     3,511
       65,899,110   CEMIG............................................     3,397
           31,430   CEMIG ADR........................................     1,582
     (a)3,780,500   CRT..............................................     5,689
        1,256,000   Coteminas........................................       490
        1,697,000   Eletrobras 'B'...................................     1,012
        1,948,200   Itaubanco........................................     1,091
       12,437,000   Lojas Arapua S.A.................................       202
        6,448,000   Lojas Renner S.A.................................       331
     (a)4,660,000   Pao de Acucar....................................       106
        8,858,000   Petrobras........................................     2,460
       11,381,390   Telebras.........................................     1,726
          734,661   Telesp...........................................       240
                                                                       --------
                                                                         22,261
                                                                       --------
  RUSSIA (0.5%)
       (a)450,000   Rostelekom.......................................     1,125
                                                                       --------
TOTAL PREFERRED STOCKS (COST $18,578)................................    23,386
                                                                       --------
INVESTMENT COMPANIES (1.4%)
  UNITED STATES (1.4%)
        (g)34,265   Morgan Stanley Africa Investment Fund, Inc.......       612
     (a,g)186,045   Morgan Stanley India Investment Fund, Inc........     2,407
                                                                       --------
TOTAL INVESTMENT COMPANIES (COST $2,379).............................     3,019
                                                                       --------

           NO. OF
           RIGHTS
-------------------------------------------------------------------------------
RIGHTS (0.0%)
  BRAZIL (0.0%)
     (a,d)130,370   CRT..............................................        30
                                                                       --------
  INDONESIA (0.0%)
     (a,d)451,083   Indah Kiat Pulp & Paper, expiring 7/11/02........        79
                                                                       --------
  MALAYSIA (0.0%)
      (a,d)42,800   Commerce Asset Holdings Bhd., expiring 7/23/97...         3
            (a,d)   Rashid Hussain Bhd., expiring 12/31/02...........        --
                                                                       --------
TOTAL RIGHTS (COST $0)...............................................       112
                                                                       --------

           NO. OF
         WARRANTS
-------------------------------------------------------------------------------
WARRANTS (0.1%)
  INDONESIA (0.0%)
       (a)126,596   Bank International Indonesia, expiring 1/17/00...        49
      (a,d)80,192   Indah Kiat Pulp & Paper, expiring 7/11/02........        14
                                                                       --------
                                                                             63
                                                                       --------
  MALAYSIA (0.0%)
      (a,d)26,750   Commerce Asset Holdings Bhd., expiring 7/23/97...        --
                                                                       --------

--------------
          72
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

           NO. OF                                                         VALUE
         WARRANTS                                                         (000)
-------------------------------------------------------------------------------
  THAILAND (0.1%)
        (a)88,000   Thai Farmers Bank Public Co., Ltd, expiring
                      9/30/99........................................  $     26
       (a)102,487   Thai Farmers Bank Public Co., Ltd, expiring
                      9/15/02........................................        45
                                                                       --------
                                                                             71
                                                                       --------
TOTAL WARRANTS (COST $120)...........................................       134
                                                                       --------

             FACE
           AMOUNT
            (000)

-------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS (0.4%)
  BULGARIA (0.4%)
$          (n)750   Bulgaria Front Loaded Interest Reduction Bond,
                      'A' 2.25%, 7/28/24.............................       428
              400   Bulgaria Discount Bonds, 'A' (Euro) 6.563%,
                      7/28/24........................................       295
                                                                       --------
TOTAL FOREIGN GOVERNMENT BONDS (COST $495)...........................       723
                                                                       --------
CONVERTIBLE DEBENTURE (0.1%)
  INDIA (0.0%)
           (a)120   Tata Iron & Steel Co. 2.25%, 4/1/99..............       112
                                                                       --------
  SOUTH AFRICA (0.1%)
        (a)14,600   Sasol 8.50%, 12/15/2099..........................       182
                                                                       --------
TOTAL CONVERTIBLE DEBENTURES (COST $306).............................       294
                                                                       --------
TOTAL FOREIGN SECURITIES (95.4%) (COST $182,367).....................   203,110
                                                                       --------
SHORT-TERM INVESTMENT (4.7%)
    REPURCHASE AGREEMENT (4.7%)
            9,936   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                      7/1/97, to be repurchased at $9,938,
                      collateralized by $10,520 U.S. Treasury Bonds,
                      5.625%, due 2/15/06, value at $10,108 (COST
                      $9,936)........................................     9,936
                                                                       --------
TOTAL INVESTMENT IN SECURITIES (100.1%) (COST $192,303)..............   213,046
                                                                       --------


           AMOUNT                                                         VALUE
            (000)                                                         (000)
-------------------------------------------------------------------------------
FOREIGN CURRENCY (1.6%)
   ARP         14   Argentine Peso...................................  $     14
   BRL        745   Brazilian Real...................................       692
  COP       7,025   Colombian Peso...................................         6
   EGP          6   Egyptian Pound...................................         2
   HKD        356   Hong Kong Dollar.................................        46
  INR      60,094   Indian Rupee.....................................     1,679
  IDR     147,154   Indonesian Rupiah................................        61
    MYR        27   Malaysian Ringgit................................        11
   MXP        245   Mexican Peso.....................................        31
   PHP        343   Philippine Peso..................................        13
   PLZ        954   Polish Zloty.....................................       290
   ZAR          4   South African Rand...............................         1
   KRW     91,547   South Korean Won.................................       103
   TWD      9,787   Taiwan Dollar....................................       352
   THB      4,960   Thai Baht........................................       191
  TRL   2,088,265   Turkish Lira.....................................        14
   VEB     12,177   Venezuelan Bolivar...............................        25
                                                                       --------
TOTAL FOREIGN CURRENCY (COST $3,537).................................     3,531
                                                                       --------
TOTAL INVESTMENTS (101.7%) (COST $195,840)...........................   216,577
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)........................    (3,631)
                                                                       --------
NET ASSETS (100%)....................................................  $212,946
                                                                       ========

---------------

(a)   --  Non-income producing.
(d)   --  Securities valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
(f) -- Restricted as to public resale. Total value of restricted securities at June 30, 1997 was $1,500 or 0.70% of net assets (Total cost $1,500).
(g)   --  The Fund is advised by an affiliate.
(n) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1997. Maturity date disclosed is the ultimate maturity.
ADR   --  American Depositary Receipt
CPO   --  Certificate of Participation
GDR   --  Global Depositary Receipt
GDS   --  Global Depositary Shares

                                                         -----------------------
                                                                    73
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                            IN EXCHANGE
 TO DELIVER     VALUE    SETTLEMENT       FOR         VALUE     NET UNREALIZED
   (000)        (000)       DATE         (000)        (000)    GAIN (LOSS) (000)
------------  ---------  -----------  ------------  ---------  -----------------
$       344   $     344      7/1/97     ZAR  1,552  $     342      $      (2)
$       182         182      7/1/97      ZAR   823        181             (1)
$       303         303      7/2/97     THB  7,841        303             --
 THB 10,728         407     8/18/97   $        400        400             (7)
 THB 50,782       1,925     8/18/97   $      1,900      1,900            (25)
$       925         925     8/19/97     THB 24,929        945             20
 THB 54,917       2,081     8/19/97   $      2,040      2,040            (41)
 THB 42,767       1,602     9/16/97   $      1,613      1,613             11
 THB 76,873       2,881     9/16/97   $      2,897      2,897             16
              ---------                             ---------      ---------
              $  10,650                             $  10,621      $     (29)
              =========                             =========      =========


---------------

THB   --  Thai Baht
ZAR   --  South African Rand

--------------------------------------------------------------------------------

      SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                 VALUE     PERCENT OF
INDUSTRY                                                                         (000)     NET ASSETS
-----------------------------------------------------------------------------  ---------  -------------
Consumer Goods...............................................................  $  41,477         19.4%
Services.....................................................................     40,458         19.0
Finance......................................................................     35,032         16.5
Energy.......................................................................     25,925         12.2
Multi-Industry...............................................................     20,185          9.5
Materials....................................................................     20,033          9.4
Capital Equipment............................................................     19,249          9.0
Foreign Government Bonds.....................................................        723          0.4
Gold Mines...................................................................         28          0.0
                                                                               ---------         ----
                                                                               $ 203,110         95.4%
                                                                               =========         ====


--------------
          74
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             AGGRESSIVE EQUITY FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

COMMON STOCKS (94.9%)
  CAPITAL GOODS (13.1%)
    AEROSPACE & DEFENSE (13.1%)
17,500......   Boeing Co........................................  $    929
(a)11,000...   Litton Industries, Inc...........................       532
10,400......   McDonnell Douglas Corp...........................       712
21,700......   Textron, Inc.....................................     1,440
14,100......   Thiokol Corp.....................................       987
49,600......   United Technologies Corp.........................     4,117
                                                                  --------
                                                                     8,717
                                                                  --------
  CONSUMER--CYCLICAL (31.8%)
    BROADCAST--RADIO & TELEVISION (1.9%)
(a)20,400...   Clear Channel Communications, Inc................     1,255
                                                                  --------
    FOOD SERVICE & LODGING (20.7%)
34,200......   Cracker Barrel Old Country Store, Inc............       907
(a)212,700..   HFS, Inc.........................................    12,337
10,500......   McDonald's Corp..................................       507
                                                                  --------
                                                                    13,751
                                                                  --------
    LEISURE RELATED (3.9%)
(a)61,500...   GTECH Holdings Corp..............................     1,983
34,700......   International Game Technology....................       616
                                                                  --------
                                                                     2,599
                                                                  --------
    PUBLISHING (2.8%)
(a)126,100..   K-III Communications Corp........................     1,513
6,700.......   Time Warner, Inc.................................       323
                                                                  --------
                                                                     1,836
                                                                  --------
    RETAIL--GENERAL (2.5%)
24,200......   Home Depot, Inc..................................     1,668
                                                                  --------
  TOTAL CONSUMER--CYCLICAL......................................    21,109
                                                                  --------
  CONSUMER--STAPLES (13.0%)
    BEVERAGES (3.9%)
113,700.....   Coca-Cola Enterprises, Inc.......................     2,615
                                                                  --------
    HEALTH CARE SUPPLIES & SERVICES (2.0%)
12,900......   AETNA, Inc.......................................     1,321
                                                                  --------
    TOBACCO (7.1%)
106,300.....   Philip Morris Cos., Inc..........................     4,717
                                                                  --------
  TOTAL CONSUMER--STAPLES.......................................     8,653
                                                                  --------
  DIVERSIFIED (12.0%)
    DIVERSIFIED (12.0%)
17,000......   Allied Signal, Inc...............................     1,428
       (a)63   Berkshire Hathaway, Inc..........................     2,974
      27,000   ITT Industries, Inc..............................       695
      19,700   Loews Corp.......................................     1,972
      45,500   Viad Corp........................................       876
                                                                  --------
                                                                     7,945
                                                                  --------

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
  ENERGY (1.3%)
    COAL, GAS, & OIL (1.3%)
   (a)11,000   Diamond Offshore Drilling, Inc...................  $    859
                                                                  --------
  FINANCE (19.4%)
    BANKING (7.0%)
      15,000   BankAmerica Corp.................................       968
       2,600   Chase Manhattan Corp.............................       252
      10,300   Citicorp.........................................     1,242
       8,133   Wells Fargo Co...................................     2,192
                                                                  --------
                                                                     4,654
                                                                  --------
    FINANCIAL SERVICES (4.4%)
      14,000   American Express Co..............................     1,043
       7,700   Franklin Resources, Inc..........................       559
      10,100   Student Loan Marketing Association...............     1,283
                                                                  --------
                                                                     2,885
                                                                  --------
    INSURANCE (8.0%)
      14,200   ACE Ltd..........................................     1,049
      21,700   CMAC Investment Corp.............................     1,036
   (a)14,800   CNA Financial Corp...............................     1,560
      13,100   MGIC Investment Corp.............................       628
       7,500   Progressive Corp.................................       653
      15,600   USF&G Corp.......................................       374
                                                                  --------
                                                                     5,300
                                                                  --------
  TOTAL FINANCE.................................................    12,839
                                                                  --------
  MATERIALS (1.0%)
    CHEMICALS (1.0%)
      11,000   Du Pont (EI) de Nemours Co.......................       692
                                                                  --------
  SERVICES (2.9%)
    BUSINESS SERVICES (1.0%)
       8,300   Xerox Corp.......................................       655
                                                                  --------
    TRANSPORTATION (1.9%)
    (a)6,900   AMR Corp.........................................       638
   (a)17,400   U.S. Airways Group Inc...........................       609
                                                                  --------
                                                                     1,247
                                                                  --------
  TOTAL SERVICES................................................     1,902
                                                                  --------
  TECHNOLOGY (0.4%)
    ELECTRONICS (0.4%)
       8,600   Watkins Johnson Co...............................       264
                                                                  --------
  TOTAL COMMON STOCKS (COST $59,265)............................    62,980
                                                                  --------

                                                         -----------------------
                                                                    75
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             AGGRESSIVE EQUITY FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

        FACE
      AMOUNT                                                         VALUE
       (000)                                                         (000)
--------------------------------------------------------------------------

SHORT-TERM INVESTMENT (7.6%)
  REPURCHASE AGREEMENT (7.6%)
$      5,014   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                 7/1/97, to be repurchased at $5,015,
                 collaterallized by $5,310 U.S. Treasury Bonds,
                 5.625%, due 2/15/06, valued at $5,102 (COST
                 $5,014)........................................  $  5,014
                                                                  --------
TOTAL INVESTMENTS (102.5%) (COST $64,279).......................    67,994
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.5%)...................    (1,681)
                                                                  --------
NET ASSETS (100%)...............................................  $ 66,313
                                                                  ========


---------------

(a)   --  Non-income producing.

SECURITIES SOLD SHORT (NOTE A-6)

                                                                 VALUE
  SHARES                                                         (000)
-----------                                                    ---------
    98,300   CUC International, Inc. (TOTAL PROCEEDS $2,301)   $   2,537
                                                               =========


--------------
          76
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND


--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                  VALUE
    SHARES                                                        (000)
-----------------------------------------------------------------------
COMMON STOCKS (86.9%)
  APARTMENT (19.7%)
     2,500   Amli Residential Properties Trust REIT...........  $    59
    13,700   Associated Estates Realty Corp. REIT.............      322
    21,500   Avalon Properties, Inc. REIT.....................      615
    20,200   Bay Apartment Communities, Inc. REIT.............      747
     1,500   Columbus Realty Trust REIT.......................       34
    26,700   Essex Property Trust, Inc. REIT..................      858
    13,400   Gables Residential Trust REIT....................      338
    18,800   Merry Land & Investment Co., Inc. REIT...........      408
    15,900   Oasis Residential, Inc. REIT.....................      374
    18,900   Security Capital Atlantic, Inc...................      452
     2,600   Summit Properties, Inc. REIT.....................       54
 (a)47,451   Wellsford Properties Inc.........................      522
                                                                -------
                                                                  4,783
                                                                -------
  HEALTHCARE (9.7%)
     6,900   Alexandria Real Estate Equities, Inc. REIT.......      151
 (a)15,600   ARV Assisted Living, Inc.........................      172
     7,500   Health Care Property Investors, Inc. REIT........      264
     1,600   LTC Properties, Inc..............................       29
    43,200   Nationwide Health Properties, Inc................      950
    24,000   Omega Healthcare Investors, Inc..................      785
                                                                -------
                                                                  2,351
                                                                -------
  LAND (1.9%)
    45,424   Atlantic Gulf Communities Corp...................      289
  (a)9,700   Catellus Development Corp........................      176
                                                                -------
                                                                    465
                                                                -------
  LODGING/LEISURE (12.5%)
    44,500   American General Hospitality Corp................    1,101
 (a)26,100   Extended Stay of America, Inc....................      411
 (a)24,500   Host Marriott Corp...............................      437
 (a)31,700   John Q. Hammons Hotels, Inc......................      293
 (a)15,400   Servico, Inc.....................................      229
    13,300   Starwood Lodging Trust REIT......................      568
                                                                -------
                                                                  3,039
                                                                -------
  MANUFACTURED HOMES (6.6%)
    41,148   Chateau Properties, Inc. REIT....................    1,178
    18,100   Manufactured Home Communities, Inc. REIT.........      417
                                                                -------
                                                                  1,595
                                                                -------
  OFFICE & INDUSTRIAL (20.7%)
    INDUSTRIAL (3.3%)
     2,750   EastGroup Properties, Inc. REIT..................       55
     8,800   Meridian Industrial Trust REIT...................      207
    25,000   Pacific Gulf Properties, Inc. REIT...............      550
                                                                -------
                                                                    812
                                                                -------
    OFFICE (16.1%)
    20,400   Arden Realty Group, Inc..........................      530
    14,500   Beacon Properties Corp. REIT.....................      484
     6,400   Boston Properties, Inc...........................      176
    39,466   Brandywine Realty Trust REIT.....................      799
       500   Brookfield Properties Corp.......................        6
 (a)19,900   Brookfield Properties Corp. Installment
               Receipts.......................................      139
    15,600   CarrAmerica Realty Corp. REIT....................      449
    10,400   Cornerstone Properties, Inc. REIT................      160
    24,400   Great Lakes REIT, Inc............................      401

                                                                  VALUE
    SHARES                                                        (000)
-----------------------------------------------------------------------
    10,600   Koger Equity, Inc................................  $   193
    27,216   Trizec Hahn Corp.................................      582
                                                                -------
                                                                  3,919
                                                                -------
    OFFICE & INDUSTRIAL (1.3%)
     6,400   Kilroy Realty Corp. REIT.........................      162
     6,200   Prentiss Properties Trust REIT...................      159
                                                                -------
                                                                    321
                                                                -------
TOTAL OFFICE & INDUSTRIAL.....................................    5,052
                                                                -------
RETAIL (14.5%)
    REGIONAL MALL (9.8%)
    44,100   First Union Real Estate Investments REIT.........      623
    30,200   Taubman Center, Inc. REIT........................      400
    25,700   Urban Shopping Centers, Inc. REIT................      819
    32,500   Westfield America, Inc. REIT.....................      548
                                                                -------
                                                                  2,390
                                                                -------
    SHOPPING CENTER (4.7%)
    11,300   Alexander Haagen Properties, Inc. REIT...........      184
    40,500   Burnham Pacific Property Trust REIT..............      557
     6,200   Federal Realty Investment Trust REIT.............      167
     2,700   IRT Property Co..................................       32
       900   Price, Inc. REIT.................................       33
       200   Ramco-Gershenson Properties Trust REIT...........        4
    11,900   Western Investment Real Estate Trust REIT........      165
                                                                -------
                                                                  1,142
                                                                -------
TOTAL RETAIL..................................................    3,532
                                                                -------
SELF STORAGE (1.3%)
    11,000   Shurgard Storage Centers, Inc. 'A' REIT..........      308
                                                                -------
TOTAL COMMON STOCKS (COST $19,346)............................   21,125
                                                                -------
PREFERRED STOCKS (1.0%)
    LAND (0.3%)
(d,f)8,207   Atlantic Gulf Communities Corp...................       82
                                                                -------
RETAIL (0.7%)
    SHOPPING CENTER (0.7%)
     5,500   First Washington Realty Trust, Inc. 'A'..........      168
                                                                -------
TOTAL PREFERRED STOCKS (COST $236)............................      250
                                                                -------



      FACE
    AMOUNT
     (000)
-----------------------------------------------------------------------

CONVERTIBLE BONDS (0.5%)
  OFFICE (0.5%)
$      224   Brookfield Properties Corp. 6.00%, 2/14/07
               (COST $86).....................................      125
                                                                -------

    NO. OF
  WARRANTS
-----------------------------------------------------------------------

WARRANTS (0.0%)
  LAND (0.0%)
(a,d)5,724   Atlantic Gulf Communities Class A, expiring
               6/23/04........................................       --
(a,d)5,724   Atlantic Gulf Communities Class B, expiring
               6/23/04........................................       --
(a,d)5,724   Atlantic Gulf Communities Class C, expiring
               6/23/04........................................       --
                                                                -------
                                                                     --
                                                                -------
TOTAL WARRANTS (COST $0)......................................       --
                                                                -------

                                                         -----------------------
                                                                    77
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

      FACE
    AMOUNT                                                        VALUE
     (000)                                                        (000)
-----------------------------------------------------------------------

SHORT-TERM INVESTMENT (2.7%)
  REPURCHASE AGREEMENT (2.7%)
$      665   Chase Securities Inc., 5.70%, dated 6/30/97, due
               7/1/97, to be repurchased at $665,
               collateralized by $705 U.S. Treasury Bonds,
               5.625%, due 2/15/06, valued at $677
               (COST $665)....................................  $   665
                                                                -------
TOTAL INVESTMENTS (91.1%) (COST $20,333)......................   22,165
OTHER ASSETS IN EXCESS OF LIABILITIES (8.9%)..................    2,151
                                                                -------
NET ASSETS (100%).............................................  $24,316
                                                                =======


---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(f) -- Restricted as to public resale. Total value of restricted securities at June 30, 1997 was $82 or 0.34% of net assets. (Total cost $82)
REIT  --  Real Estate Investment Trust.

--------------
          78
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                                HIGH YIELD FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

        FACE
      AMOUNT                                                      VALUE
       (000)                                                      (000)
-----------------------------------------------------------------------

CORPORATE BONDS AND NOTES (64.2%)
  AEROSPACE & DEFENSE (2.8%)
$     (e)200   Jet Equipment Trust, Series 1994-C1,
                 11.79%, 6/15/13..............................  $   253
      (e)300   Jet Equipment Trust, Series 1995-D,
                 11.44%, 11/1/14..............................      374
                                                                -------
                                                                    627
                                                                -------
  BANKING (1.5%)
          95   First Nationwide Holdings 9.125%, 1/15/03......       98
         225   First Nationwide Holdings 10.625%, 10/1/03.....      247
                                                                -------
                                                                    345
                                                                -------
  BROADCAST -- RADIO & TELEVISION (8.1%)
         410   Cablevision Systems Corp. 9.875%, 5/15/06......      437
      (e)110   Comcast Cellular Corp. 9.50%, 5/1/07...........      111
      (n)170   Echostar Satellite Broadcast 0.00%, 3/15/04....      121
         200   Paramount Communications 8.25%, 8/1/22.........      191
         150   Rogers Cablesystems Ltd., 'B', 10.00%,
                 3/15/05......................................      162
          60   Rogers Communications, Inc. 9.125%, 1/15/06....       61
      (e)165   TV Azteca S.A. 10.50%, 2/15/07.................      169
         600   Viacom, Inc. 8.00%, 7/7/06.....................      584
                                                                -------
                                                                  1,836
                                                                -------
  BUSINESS SERVICES (0.8%)
      (e)205   Outdoor Systems 8.875%, 6/15/07................      199
                                                                -------
  CHEMICALS (1.4%)
         315   ISP Holdings, Inc., Series B 9.00%, 10/15/03...      326
                                                                -------
  COAL, GAS & OIL (1.1%)
         255   Snyder Oil Corp. 8.75%, 6/15/07................      254
                                                                -------
  COMPUTERS (2.0%)
         230   Advanced Micro Devices 11.00%, 8/1/03..........      257
         190   Digital Equipment Corp. 8.625%, 11/1/12........      189
                                                                -------
                                                                    446
                                                                -------
  CONSUMER STAPLES (1.4%)
         300   RJR Nabisco, Inc. 8.75%, 4/15/04...............      306
                                                                -------
  DIVERSIFIED (1.0%)
         225   Kmart Funding Corp. 8.80%, 7/1/10..............      223
                                                                -------
  ELECTRICAL EQUIPMENT (0.6%)
      (e)125   EES Coke Battery Co., Inc. 9.382%, 4/15/07.....      128
                                                                -------
  ENERGY (3.9%)
         240   Nuevo Energy Co. 9.50%, 4/15/06................      251
         325   Quezon Power Ltd., 8.86%, 6/15/17..............      325
    (e,n)130   Transamerican Energy 0.00%, 6/15/02............       93
         220   Vintage Petroleum 8.625%, 2/1/09...............      219
                                                                -------
                                                                    888
                                                                -------
  ENVIRONMENTAL CONTROLS (2.7%)
         103   Midland Cogeneration Ventures, Series C-91,
                 10.33%, 7/23/02..............................      109
      (n)450   Norcal Waste Systems, 'B', 13.00%, 11/15/05....      511
                                                                -------
                                                                    620
                                                                -------
  FINANCE (2.4%)
         140   Amersco Inc., Series 97-A, 10.00%, 3/15/04.....      144
         150   HMC Acquisition Properties,'B', 9.00%,
                 12/15/07.....................................      152

        FACE
      AMOUNT                                                      VALUE
       (000)                                                      (000)
-----------------------------------------------------------------------
$      (e)75   Navistar Financial Corp. 9.00%, 6/1/02.........  $    77
      (e)170   Riggs Capital Trust II 8.875%, 3/15/27.........      173
                                                                -------
                                                                    546
                                                                -------
  FOOD SERVICE & LODGING (1.7%)
         200   Courtyard By Marriott 10.75%, 2/1/08...........      216
         150   Host Marriott Travel Plaza, 'B', 9.50%,
                 5/15/05......................................      157
                                                                -------
                                                                    373
                                                                -------
  FOREST PRODUCTS & PAPER (2.5%)
      (e)215   Asia Pulp & Paper Company Ltd. 12.00%,
                 12/29/49.....................................      220
         305   SD Warren Co.,'B', 12.00%, 12/15/04............      341
                                                                -------
                                                                    561
                                                                -------
  GAMING & LODGING (3.5%)
         445   Grand Casinos, Inc. 10.125%, 12/1/03...........      465
         320   Station Casinos Inc. 10.125%, 3/15/06..........      323
                                                                -------
                                                                    788
                                                                -------
  HEALTH CARE SUPPLIES & SERVICES (1.0%)
         220   Tenet Healthcare Corp. 8.625%, 1/15/07.........      224
                                                                -------
  INSURANCE (1.5%)
      (e)325   Anthem Insurance 9.00%, 4/1/27.................      335
                                                                -------
  MULTI--INDUSTRY (2.0%)
      (e)210   Multicanal S.A. 10.50%, 2/1/07.................      226
         200   TLC Beatrice International Holdings 11.50%,
                 10/1/05......................................      224
                                                                -------
                                                                    450
                                                                -------
  PACKAGING & CONTAINER (1.2%)
         250   Gaylord Container Corp. 11.50%, 5/15/01........      263
                                                                -------
  RETAIL--GENERAL (2.3%)
          95   Kmart Corp. 7.75%, 10/1/12.....................       87
         500   Southland Corp. 5.00%, 12/15/03................      425
                                                                -------
                                                                    512
                                                                -------
  TELECOMMUNICATIONS (17.6%)
      (n)495   Brooks Fiber Properties, Inc. 0.00%, 3/1/06....      337
      (n)375   Brooks Fiber Properties, Inc. 0.00%, 11/1/06...      244
      (n)185   Dial Call Communications 0.00%, 12/15/05.......      145
      (e)360   Globalstar LP/Capital 11.375%, 2/15/04.........      361
         175   IXC Communications, Inc., 'B', 12.50%,
                 10/1/05......................................      200
         100   Net Sat Servicos LTDA 12.75%, 8/5/04...........      109
      (n)910   Nextel Communications 0.00%, 8/15/04...........      696
      (n)400   Occidente Y Caribe 0.00%, 3/15/04..............      297
      (e)190   Qwest Communications International 10.875%,
                 4/1/07.......................................      207
    (e,n)645   TCI Satellite Entertainment 0.00%, 2/15/07.....      384
         420   Tele-Communications Inc. 9.25%, 1/15/23........      437
          25   Tele-Communications Inc. 8.75%, 2/15/23........       25
      (n)745   Teleport Communications 0.00%, 7/1/07..........      538
                                                                -------
                                                                  3,980
                                                                -------
  UTILITIES (1.2%)
         120   Cleveland Electric Illuminating 8.375%,
                 12/1/11......................................      121
         125   Midland Funding II, 'A', 11.75%, 7/23/05.......      145
                                                                -------
                                                                    266
                                                                -------
TOTAL CORPORATE BONDS AND NOTES (COST $13,984)................   14,496
                                                                -------

                                                         -----------------------
                                                                    79
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                                HIGH YIELD FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997
        FACE
      AMOUNT                                                      VALUE
       (000)                                                      (000)
-----------------------------------------------------------------------
ASSET BACKED SECURITIES (6.8%)
  AEROSPACE & DEFENSE (0.8%)
$        175   Aircraft Lease Portfolio Securitization Ltd.,
                 Series 1996-1, Class D, 12.75%, 6/15/06......  $   188
                                                                -------
  FINANCE (6.0%)
      (e)248   CA FM Lease Trust 8.50%, 7/15/17...............      254
    (e,h)323   DLJ Mortgage Acceptance Corp., Series 1996-CF2,
                 Class S, 1.64%, 11/12/21 IO..................       29
         150   DR Securitized Lease Trust, Series 1993-K1,
                 Class A2, 7.43%, 8/15/18.....................      125
         504   DR Securitized Lease Trust, Series 1994-K1,
                 Class A1, 7.60%, 8/15/07.....................      474
         100   DR Securitized Lease Trust, Series 1994-K1,
                 Class A2, 8.375%, 8/15/15....................       93
      (e)125   First Home Mortgage Acceptance Corp., Series
                 1996-B, Class C, 7.929%, 11/1/18.............      111
      (e)250   Long Beach Auto Trust 1997-1, Class B, 14.22%,
                 10/26/03.....................................      254
                                                                -------
                                                                  1,340
                                                                -------
TOTAL ASSET BACKED SECURITIES (COST $1,468)...................    1,528
                                                                -------
FOREIGN GOVERNMENT BONDS (7.6%)
  BONDS (7.3%)
      (h)350   Brazil Front Loaded Interest Reduction Bond,
                 Series 15, 4.50%, 4/15/09....................      274
      (n)625   Republic of Argentina 5.50%, 3/31/23...........      434
       (h)90   Republic of Argentina BOCON, Series 2, PIK,
                 5.375%, 9/1/02...............................      106
         245   Republic of Colombia 8.70%, 2/15/16............      249
      (h)500   Republic of Venezuela, Series W-A, 6.75%,
                 3/31/20......................................      394
      (h)250   United Mexican States Discount Bond, 'B',
                 6.25%, 12/31/19..............................      193
                                                                -------
                                                                  1,650
                                                                -------
  LOAN AGREEMENTS (0.3%)
       (v)75   Russia Interest Arrears Note, 12/31/99.........       57
                                                                -------
TOTAL FOREIGN GOVERNMENT BONDS (COST $1,576)..................    1,707
                                                                -------
      SHARES
-----------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (1.2%)
  BROADCAST--RADIO & TELEVISION (1.2%)
       2,540   TCI Pacific Communications 5.00%, 7/31/06 (COST
                 $231)........................................      263
                                                                -------
PREFERRED STOCKS (4.7%)
  ENTERTAINMENT (3.7%)
         755   Time Warner, Inc., 'M', 10.25%.................      829
                                                                -------
  FINANCE (1.0%)
    (e)2,150   Sinclair Capital, 11.625%......................      228
                                                                -------
TOTAL PREFERRED STOCKS (COST $997)............................    1,057
                                                                -------
      NO. OF                                                      VALUE
    WARRANTS                                                      (000)
-----------------------------------------------------------------------
WARRANTS (0.0%)
  TELECOMMUNICATIONS (0.0%)
(a,d,e)1,600   Occidente Y Caribe, expiring 3/15/04 (COST
                 $0)..........................................  $    --
                                                                -------
      NO. OF
      RIGHTS
-----------------------------------------------------------------------
RIGHTS (0.0%)
  FOREIGN GOVERNMENT (0.0%)
  (a,d)2,500   Republic of Venezuela, expiring 3/31/20........       --
(a,d)500,000   United Mexican States, expiring 12/31/19.......       --
                                                                -------
TOTAL RIGHTS (COST $0)........................................       --
                                                                -------
        FACE
      AMOUNT
       (000)
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS (14.8%)
  COMMERCIAL PAPER (12.1%)
$        500   Case Equipment Loan Trust 5.58%, 8/7/97........      496
         500   Eiger Capital Corp. 5.54%, 7/15/97.............      499
         500   J.C. Penney Inc. 5.45%, 8/11/97................      497
         500   Monsanto Co. 5.60%, 7/8/97.....................      499
         500   Pacific Gas & Electric 5.57%, 8/1/97...........      498
         250   RR Donnelly & Sons Corp. 5.53%, 7/8/97.........      250
                                                                -------
                                                                  2,739
                                                                -------
  REPURCHASE AGREEMENT (2.7%)
         615   Chase Securities Inc., 5.70%, dated 6/30/97,
                 due 7/1/97, to be repurchased at $615,
                 collateralized by $655 U.S. Treasury Bonds,
                 5.625%, due 2/15/06, valued at $629..........      615
                                                                -------
TOTAL SHORT-TERM INVESTMENTS (COST $3,354)....................    3,354
                                                                -------
TOTAL INVESTMENTS (99.3%) (COST $21,610)......................   22,405
OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)..................      162
                                                                -------
NET ASSETS (100%).............................................  $22,567
                                                                =======

---------------
(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
(h)   --  Variable/Floating rate securities -- rate disclosed is as of June 30,
          1997.
(n) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1997. Maturity date disclosed is the ultimate maturity date.
(v)   --  When-issued security -- see note A-9 to financial statements.
IO    --  Interest Only.
PIK   --  Payment-In-Kind. Income may be received in additional securities or cash at the discretion of the issuer.

--------------
          80
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------

COMMON STOCKS (90.1%)
  AUSTRALIA (3.0%)
      25,927   Amcor Ltd........................................  $   172
      28,800   Broken Hill Proprietary Co., Ltd.................      424
      14,100   Commonwealth Bank of Australia...................      170
       8,200   Lend Lease Corp. Ltd.............................      174
      11,600   National Australia Bank Ltd......................      166
      35,640   News Corp., Ltd..................................      171
      35,200   WMC Ltd..........................................      222
                                                                  -------
                                                                    1,499
                                                                  -------
  AUSTRIA (0.6%)
       3,300   Boehler-Uddeholm AG..............................      256
         380   Radex-Heraklith Industriebet AG..................       16
                                                                  -------
                                                                      272
                                                                  -------
  BELGIUM (0.5%)
       5,300   G.I.B. Holdings Ltd..............................      254
                                                                  -------
  DENMARK (1.3%)
       6,100   BG Bank A/S......................................      337
       5,740   Unidanmark A/S 'A' (Registered)..................      323
                                                                  -------
                                                                      660
                                                                  -------
  FINLAND (1.9%)
    (a)7,150   Amer-Yhtymae Oy..................................      129
       4,500   Huhtamaki Oy 'I'.................................      194
         550   Kone Oy 'B'......................................       66
      39,200   Merita Ltd. 'A'..................................      131
      25,000   Rautaruukki Oy...................................      262
       7,600   Valmet Oy........................................      131
                                                                  -------
                                                                      913
                                                                  -------
  FRANCE (6.4%)
       1,000   Alcatel Alsthom..................................      125
       3,100   Banque Nationale de Paris........................      128
         640   Bongrain S.A.....................................      250
       2,600   Cie de Saint Gobain..............................      379
       2,900   Elf Aquitaine S.A................................      313
       1,640   Eridania Beghin-Say S.A..........................      246
       1,900   Groupe Danone RFD................................      314
       4,400   Lafarge S.A......................................      274
       5,400   Legris Industries S.A............................      255
    (a)2,500   SGS-Thomson Microelectronics N.V.................      198
       3,900   Total S.A. 'B'...................................      394
      14,650   Usinor Sacilor...................................      264
                                                                  -------
                                                                    3,140
                                                                  -------
  GERMANY (7.1%)
       7,100   BASF AG..........................................      262
       6,600   Bayer AG.........................................      254
       1,240   Buderus AG.......................................      689
      15,500   Gerresheimer Glas AG.............................      260
      19,300   Lufthansa AG.....................................      371
         220   Mannesmann AG....................................       98
    (a)1,800   Metro AG.........................................      196
       5,600   Veba AG..........................................      316
         860   Viag AG..........................................      393
         870   Volkswagen AG....................................      660
                                                                  -------
                                                                    3,499
                                                                  -------

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------
  HONG KONG (3.6%)
      35,000   Cheung Kong Holdings Ltd.........................  $   345
      45,000   China Resources Enterprises Ltd..................      221
      21,000   Dao Heng Bank Group Ltd..........................      115
      19,000   Henderson Land Development Co., Ltd..............      169
      10,000   Hong Kong & Shanghai Bank Holdings plc...........      301
      28,000   Hutchison Whampoa Ltd............................      242
      17,000   New World Development Co., Ltd...................      101
      31,000   Shanghai Industrial Holdings Ltd.................      193
       9,000   Sun Hung Kai Properties Ltd......................      108
                                                                  -------
                                                                    1,795
                                                                  -------
  ITALY (2.1%)
      34,000   Editoriale L'Expresso S.p.A......................      113
      22,300   Marzotto (Gaetano) & Figli S.p.A.................      187
   (a)25,300   Olivetti.........................................        7
      97,000   Sogefi S.p.A.....................................      245
      72,000   Stet Societa Finanziaria Telefonica S.p.A........      250
     125,000   Telecom Italia S.p.A.............................      248
                                                                  -------
                                                                    1,050
                                                                  -------
  JAPAN (28.0%)
      23,000   Amada Co., Ltd...................................      203
      31,000   Asahi Tec Corp...................................      151
      14,000   Canon, Inc.......................................      381
      10,000   Dai Nippon Printing Co., Ltd.....................      226
      40,000   Daicel Chemical Industries Ltd...................      155
      15,000   Daifuku Co., Ltd.................................      198
      20,000   Daikin Industries Ltd............................      182
       4,190   Family Mart......................................      206
      10,000   Fuji Machine Manufacturing Co....................      362
       9,000   Fuji Photo Film Ltd..............................      362
      15,000   Fujitec Co., Ltd.................................      178
      28,000   Fujitsu Ltd......................................      389
      50,000   Furukawa Electric................................      318
      10,000   Hitachi Credit Corp..............................      194
      38,000   Hitachi Ltd......................................      424
      13,000   Inabata & Co.....................................       89
      36,000   Kaneka Corp......................................      226
      10,000   Kurita Water Industries..........................      266
       4,700   Kyocera Ltd......................................      373
      18,000   Kyudenko Co., Ltd................................      152
       8,000   Lintec...........................................      146
      19,000   Matsushita Electric Industries Ltd...............      383
      50,000   Mitsubishi Chemical Corp.........................      163
      13,000   Mitsubishi Estate Co., Ltd.......................      188
      47,000   Mitsubishi Heavy Industries Ltd..................      361
      14,000   Mitsumi Electric Co., Ltd........................      334
       9,000   Murata Manufacturing Co., Ltd....................      358
      30,000   NEC Corp.........................................      419
      13,000   Nifco, Inc.......................................      136
       4,000   Nintendo Corp., Ltd..............................      335
       1,000   Nippon Pillar Packing............................        9
          39   Nippon Telegraph & Telephone Corp................      374
      27,000   Nissan Motor Co..................................      209
      12,000   Nissha Printing..................................      138
      30,000   Obayashi Corp....................................      201
      32,000   Ricoh Co., Ltd...................................      419
       7,000   Rinnai...........................................      150
       5,000   Sangetsu Co., Ltd................................      105
      13,000   Sankyo Co. Ltd...................................      437

                                                         -----------------------
                                                                    81
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------
  JAPAN (CONT.)
      25,000   Sanwa Shutter....................................  $   227
      15,000   Sekisui Chemical Co..............................      152
      20,000   Sekisui House Ltd................................      202
       3,000   Shimamura Co., Ltd...............................      107
       5,600   Sony Corp........................................      488
      12,000   Sumitomo Marine & Fire Insurance Co..............       98
      18,000   Suzuki Motor Co., Ltd............................      228
      44,000   Taisei Corp., Ltd................................      204
       6,000   TDK Corp.........................................      440
       8,500   Tokyo Electron Ltd...............................      407
      56,000   Toshiba Corp.....................................      360
      13,000   Toyota Motor Corp................................      383
      24,000   Tsubakimoto Chain................................      147
       8,000   Yamaha Corp......................................      147
      12,000   Yamanuchi Pharmaceutical Co......................      323
                                                                  -------
                                                                   13,813
                                                                  -------
  MALAYSIA (1.9%)
      73,000   Berjaya Group Bhd................................       90
      16,000   Berjaya Sports Toto Bhd..........................       75
      16,000   Commerce Asset Holding Bhd.......................       42
       2,000   Dialog Group Bhd.................................       29
       5,000   Edaran Otomobil Nasional Bhd.....................       43
       6,000   Genting Bhd......................................       29
       4,000   Lityan Holdings Bhd..............................       49
      17,000   Magnum Corp. Bhd.................................       26
      13,000   Malayan Banking Bhd..............................      136
      17,000   Malaysian Resources Corp. Bhd....................       47
      16,000   Rashid Hussain Bhd...............................      101
       9,000   Resorts World Bhd................................       27
      40,000   Sime Darby Bhd...................................      133
      14,000   United Engineers Ltd.............................      101
                                                                  -------
                                                                      928
                                                                  -------
  NETHERLANDS (4.6%)
      13,600   ABN Amro Holding N.V.............................      253
       2,900   Akzo Nobel N.V...................................      398
       8,300   ING Groep N.V....................................      383
       4,200   KLM Royal Dutch Airlines N.V.....................      130
       2,400   Koninklijke Bijenkorf Beheer.....................      168
       4,700   Koninklijke Van Ommeren N.V......................      183
      12,700   N.V. Koninklijke KNP BT..........................      289
       6,500   Phillips Electronics N.V.........................      466
                                                                  -------
                                                                    2,270
                                                                  -------
  NEW ZEALAND (0.2%)
       1,840   Fletcher Challenge Forest........................        3
      46,000   Fletcher Challenge Paper.........................      113
                                                                  -------
                                                                      116
                                                                  -------
  NORWAY (1.2%)
      24,300   Den Norske Bank ASA..............................       95
      25,400   Saga Petroleum ASA 'B'...........................      444
   (a)11,800   Storebrand ASA...................................       70
                                                                  -------
                                                                      609
                                                                  -------
  SINGAPORE (1.9%)
      18,000   Datacraft Asia Ltd...............................       57
       6,000   Development Bank of Singapore Ltd. (Foreign).....       76
      52,000   Electronic Resources Ltd.........................       82


                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------
      44,000   NatSteel Ltd.....................................  $   112
       7,600   Oversea-Chinese Banking Corp., Ltd. (Foreign)....       79
   (a)34,000   Pacific Century Regional Development.............       47
      10,000   Parkway Holdings Ltd.............................       45
      58,000   SM Summit Holdings Ltd...........................       44
       5,000   Singapore Press Holdings (Foreign)...............      101
      71,000   Super Coffeemix Manufacturing Ltd................       59
       8,000   United Overseas Bank Ltd. (Foreign)..............       82
   (a)19,200   Want Want Holdings...............................       64
      22,000   Wing Tai Holdings Ltd............................       63
                                                                  -------
                                                                      911
                                                                  -------
  SPAIN (2.9%)
       3,900   Banco Bilbao Vizcaya.............................      317
      25,100   Iberdrola S.A....................................      317
      13,400   Telefonica de Espana S.A.........................      388
      34,400   Uralita S.A......................................      384
                                                                  -------
                                                                    1,406
                                                                  -------
  SWEDEN (3.3%)
       5,500   Esselte AB 'B'...................................      129
      12,200   Nordbanken AB....................................      410
       3,900   Pharmacia & Upjohn, Inc. Depositary Shares.......      132
       6,400   S.K.F. AB 'B'....................................      166
       5,300   Skandia Forsakrings AB...........................      195
       9,000   Sparbanken Sverige AB 'A'........................      200
      10,100   Spectra-Physics AB 'A'...........................      182
       6,400   Svenska Handelsbanken 'A'........................      205
                                                                  -------
                                                                    1,619
                                                                  -------
  SWITZERLAND (7.1%)
       (a)65   Ascom Holding AG (Bearer)........................       91
      (a)110   Baloise Holdings Ltd.............................      262
         190   Bobst AG (Bearer)................................      323
         880   Forbo Holding AG (Registered)....................      380
         410   Holderbank Financiere Glaris AG, 'B' (Bearer)....      387
         390   Nestle S.A. (Registered).........................      514
         163   Novartis AG (Registered).........................      261
       1,080   Oerlikon-Buehrle Holding AG (Registered).........      127
          80   Schindler Holding AG (Participating
                 Certificates)..................................      100
          85   Schindler Holding AG (Registered)................      109
         140   Schweizerische Industrie-Gesellschaft Holding AG
                 (Registered)...................................      208
         550   Sulzer AG (Registered)...........................      471
         790   Valora Holding AG (Registered)...................      168
         270   Zuerich Versicherungs-Gesellschaft Holdings
                 (Registered)...................................      107
                                                                  -------
                                                                    3,508
                                                                  -------
  UNITED KINGDOM (12.5%)
      30,400   Associated British Foods plc.....................      262
      29,061   BAT Industries plc...............................      260
      19,600   Bank of Scotland.................................      126
      26,500   Bass plc.........................................      324
      32,500   BG plc...........................................      119
      37,400   British Telecommunications plc...................      278
      23,050   Burmah Castrol plc...............................      390
      55,122   Christian Salvesen plc...........................      259
      64,400   Courtaulds Textiles plc..........................      329
      46,000   Grand Metropolitan plc...........................      443
      61,300   Imperial Tobacco Group plc.......................      394

--------------
          82
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND


--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------
  UNITED KINGDOM (CONT.)
      38,300   John Mowlem & Co. plc............................  $    79
      66,300   Kwik Save Group plc..............................      334
      12,700   Peninsular & Oriental Steam Navigation Co........      126
       5,400   Premier Farnell plc..............................       42
      32,600   Racal Electronics plc............................      130
      31,068   Reckitt & Coleman plc............................      464
      44,097   Royal & Sun Alliance Insurance Group plc.........      326
      32,700   Scottish Hydro-Electric plc......................      226
      13,600   Southern Electric plc............................      100
      52,850   Tate & Lyle plc..................................      393
      15,900   Unilever plc.....................................      455
      68,600   WPP Group plc....................................      280
                                                                  -------
                                                                    6,139
                                                                  -------
TOTAL COMMON STOCKS (COST $40,461)..............................   44,401
                                                                  -------
PREFERRED STOCKS (1.4%)
  GERMANY (1.4%)
         725   Dyckerhoff AG....................................      263
       3,200   Hornbach Holding AG..............................      267
         340   Suedzucker AG....................................      182
                                                                  -------
TOTAL PREFERRED STOCKS (COST $610)..............................      712
                                                                  -------
      NO. OF
      RIGHTS
-------------------------------------------------------------------------
RIGHTS (0.0%)
  MALAYSIA (0.0%)
  (a,d)5,600   Commerce Asset Holdings Bhd., expiring 7/23/97...       --
                                                                  -------
  SINGAPORE (0.0%)
 (a,d)26,000   Electronic Resources Ltd., expiring 7/21/97......       17
                                                                  -------
  SWITZERLAND (0.0%)
    (a,d)330   Sulzer Media, expiring 7/17/97...................       --
                                                                  -------
TOTAL RIGHTS (COST $0)..........................................       17
                                                                  -------
      NO. OF
    WARRANTS
-------------------------------------------------------------------------
WARRANTS (0.0%)
  MALAYSIA (0.0%)
  (a,d)3,500   Commerce Asset Holdings Bhd., expiring 7/23/97...       --
  (a,d)2,285   Rashid Hussain Bhd., expiring 12/31/02...........       --
                                                                  -------
TOTAL WARRANTS (COST $0)........................................       --
                                                                  -------
TOTAL FOREIGN SECURITIES (91.5%) (COST $41,071).................   45,130
                                                                  -------
        FACE
      AMOUNT                                                        VALUE
       (000)                                                        (000)
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT (17.5%)
  REPURCHASE AGREEMENT (17.5%)
$      8,624   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                 7/1/97, to be repurchased at $8,625,
                 collateralized by $9,130 U.S. Treasury Bonds,
                 5.625%, due 2/15/06, valued at $8,772 (COST
                 $8,624)........................................  $ 8,624
                                                                  -------
TOTAL INVESTMENTS IN SECURITIES (109%) (COST $49,695)...........   53,754
                                                                  -------
FOREIGN CURRENCY (0.3%)
   ATS    19   Austrian Schilling...............................        2
   BEF   727   Belgian Franc....................................       20
   FRF   564   French Franc.....................................       96
  ITL 10,064   Italian Lira.....................................        6
  JPY  3,355   Japanese Yen.....................................       29
    MYR    3   Malaysian Ringgit................................        1
  ESP  1,299   Spanish Peseta...................................        9
                                                                  -------
TOTAL FOREIGN CURRENCY (COST $164)..............................      163
                                                                  -------
TOTAL INVESTMENTS (109.3%) (COST $49,859).......................   53,917
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.3%)...................   (4,585)
                                                                  -------
NET ASSETS (100%)...............................................  $49,332
                                                                  =======

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
RFD   --  Ranked for Dividend.
                                                         -----------------------
                                                                    83
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:


 CURRENCY                            IN EXCHANGE
TO DELIVER     VALUE    SETTLEMENT       FOR        VALUE     NET UNREALIZED
   (000)       (000)       DATE         (000)       (000)    GAIN (LOSS) (000)
-----------  ---------  -----------  -----------  ---------  -----------------
$        45  $      45     7/02/97     GBP   27   $      45      $      --
  CHF   117         80     8/18/97    $      80          80             --
 CHF  1,203        828     8/18/97    $     846         846             18
  FRF   325         56     8/18/97    $      56          56             --
 NLG  1,442        738     8/18/97    $     758         758             20
$       200        200     8/18/97     CHF  285         197             (3)
$       250        250     8/18/97     NLG  484         248             (2)
JPY 364,376      3,207     8/25/97    $   3,260       3,260             53
 BEF  4,100        115     8/29/97    $     116         116              1
  DEM 1,101        634     8/29/97    $     643         643              9
  DEM   814        469     8/29/97    $     475         475              6
$        70         70     8/29/97    BEF 2,481          69             (1)
$       300        300     8/29/97     DEM  515         297             (3)
 FRF  4,501        770     9/15/97    $     794         794             24
$       200        200     9/15/97    FRF 1,158         198             (2)
             ---------                            ---------      ---------
             $   7,962                            $   8,082      $     120
             =========                            =========      =========


---------------

BEF   --  Belgian Franc
GBP   --  British Pound
DEM   --  Deutsche Mark
FRF   --  French Franc
JPY   --  Japanese Yen
NLG   --  Netherlands Guilder
CHF   --  Swiss Franc

--------------------------------------------------------------------------------

      SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                  VALUE     PERCENT OF
INDUSTRY                                                                          (000)     NET ASSETS
------------------------------------------------------------------------------  ---------  -------------
Capital Equipment.............................................................  $  13,097         26.5%
Consumer Goods................................................................     10,089         20.5
Finance.......................................................................      6,784         13.8
Materials.....................................................................      5,300         10.7
Services......................................................................      4,739          9.6
Energy........................................................................      2,871          5.8
Multi-Industry................................................................      2,027          4.1
Gold Mines....................................................................        223          0.5
                                                                                ---------         ----
                                                                                $  45,130         91.5%
                                                                                =========         ====

--------------
          84
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------

AGENCY OBLIGATIONS (87.0%)
  FEDERAL HOME LOAN BANK DISCOUNT NOTES (15.7%)
$   5,000   5.42%, 8/14/97...................................  $   4,967
   10,000   5.56%, 9/2/97....................................      9,903
                                                               ---------
                                                                  14,870
                                                               ---------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES
  (25.2%)
   10,000   5.42%, 7/21/97...................................      9,970
    5,000   5.44%, 8/1/97....................................      4,977
    4,000   5.53%, 8/5/97....................................      3,978
    5,000   5.43%, 8/6/97....................................      4,973
                                                               ---------
                                                                  23,898
                                                               ---------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (46.1%)
  DISCOUNT NOTES (40.8%)
    5,000   5.53%, 7/2/97....................................      4,999
   10,000   5.52%, 7/18/97...................................      9,974
    4,500   5.41%, 7/24/97...................................      4,484
    5,000   5.53%, 8/11/97...................................      4,968
    4,500   5.42%, 8/28/97...................................      4,461
   10,000   5.59%, 10/20/97..................................      9,828
                                                               ---------
                                                                  38,714
                                                               ---------
  DEBENTURE (5.3%)
    5,000   5.69%, Series 97 AD, 11/13/97....................      5,000
                                                               ---------
TOTAL AGENCY OBLIGATIONS (COST $82,482)......................     82,482
                                                               ---------
REPURCHASE AGREEMENT (13.2%)
   12,495   Goldman Sachs, 5.82%, dated 6/30/97, due 7/1/97,
              to be repurchased at $12,497, collateralized by
              $12,450 U.S. Treasury Bonds, 6.875%, due
              8/15/25 valued at $12,830 (COST $12,495).......     12,495
                                                               ---------
TOTAL INVESTMENTS (100.2%) (COST $94,977)....................     94,977
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)................       (209)
                                                               ---------
NET ASSETS (100%)............................................  $  94,768
                                                               =========


                                                         -----------------------
                                                                    85
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               MONEY MARKET FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------

AGENCY OBLIGATIONS (2.2%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES
  (2.2%)
$   3,000   5.98%, 4/8/98 (COST $2,995)......................  $  2,995
                                                               --------
CERTFICATES OF DEPOSIT (22.0%)
  BANKS (22.0%)
    5,000   ABN-AMRO Bank (NY), Yankee, 6.12%, 7/14/97.......     5,000
    2,500   ANZ (Delaware), Inc. 5.88%, 10/28/97.............     2,500
    5,000   Credit Suisse (First Boston) 6.25%, 4/8/98.......     5,000
    5,000   Deutsche Bank AG, Yankee, 5.85%, 3/13/98.........     5,000
    2,500   Natwest plc, Yankee, 5.89%, 10/2/97..............     2,500
    5,000   Rabobank Nederland, Yankee, 6.20%, 4/10/98.......     4,998
    3,000   Societe Generale Bank 6.16%, 9/8/97..............     3,000
    2,500   Sun Trust Banks 5.85%, 10/22/97..................     2,500
                                                               --------
TOTAL CERTIFICATES OF DEPOSITS (COST $30,498)................    30,498
                                                               --------
COMMERCIAL PAPER (41.8%)
  AUTOMOBILES (3.6%)
    5,000   Daimler-Benz AG 5.42%, 8/4/97....................     4,974
                                                               --------
  FINANCE (31.0%)
   10,000   Asset Backed Capital Finance 5.66%, 7/22/97......     9,967
    6,000   Asset Securitization Corp. 5.63%, 7/1/97.........     6,000
    6,000   CIT Group Holdings, Inc. 5.54%, 7/28/97..........     5,975
    6,000   John Deere Capital Inc. 5.58%, 7/3/97............     5,998
   10,000   Norwest Financial, Inc. 5.60%, 7/1/97............    10,000
    5,000   UBS Finance (Delaware) 6.20%, 7/1/97.............     5,000
                                                               --------
                                                                 42,940
                                                               --------

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------
  SERVICES (7.2%)
$  10,000   Dun & Bradstreet Corp. 5.67%, 7/29/97............  $  9,956
                                                               --------
TOTAL COMMERCIAL PAPER (COST $57,870)........................    57,870
                                                               --------
VARIABLE RATE OBLIGATIONS (21.7%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION (10.8%)
(h)15,000   Federal Home Loan Mortgage 5.36%, 9/2/97.........    15,000
                                                               --------
  STUDENT LOAN MARKETING ASSOCIATION (10.9%)
(h)15,000   Student Loan Marketing Association 5.42%,
              10/30/97.......................................    15,002
                                                               --------
TOTAL VARIABLE RATE OBLIGATIONS (COST $30,002)...............    30,002
                                                               --------
REPURCHASE AGREEMENT (11.8%)
   16,375   Goldman Sachs, 5.82%, dated 6/30/97, due 7/1/97,
              to be repurchased at $16,378, collateralized by
              $16,378 U.S. Treasury Bonds, 11.625%, due
              11/15/04 valued at $16,815 (COST $16,375)......    16,375
                                                               --------
TOTAL INVESTMENTS (99.5%) (COST $137,740)....................   137,740
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%).................       682
                                                               --------
NET ASSETS (100%)............................................  $138,422
                                                               ========


---------------

(h) -- Variable or floating rate security -- rate disclosed is as of June 30, 1997.

--------------
          86
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                 JUNE 30, 1997

                                          GLOBAL
                                          EQUITY   GLOBAL                      WORLDWIDE                                     U.S.
                                           ALLO-    FIXED     ASIAN  AMERICAN      HIGH     LATIN   EMERGING  AGGRESSIVE     REAL
                                          CATION   INCOME    GROWTH     VALUE    INCOME  AMERICAN    MARKETS      EQUITY   ESTATE
                                            FUND     FUND      FUND      FUND      FUND      FUND       FUND        FUND     FUND
                                           (000)    (000)     (000)     (000)     (000)     (000)      (000)       (000)    (000)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in Securities, at
    Value* (Note 1) -- See
    accompanying portfolios            $ 194,300  $ 9,546  $354,498  $ 83,754  $195,658  $119,718  $ 213,046  $   67,994  $22,165
  Foreign Currency                           494        3     3,217        --        --       147      3,531          --       --
  Cash                                         9      679        --        --       127     1,438      1,164         271      258
  Receivable for:
    Investments Sold                      10,009      132     4,268       426       368     3,757      2,785       1,932      992
    Securities Sold Short                     --       --        --        --        --        --         --       2,301       --
    Fund Shares Sold                       1,974       63       549     2,286     2,176     2,859      1,280       1,315      988
    Dividends                                416       --       245        91        48       297        674          54       87
    Interest                                   2      214        --        --     3,968         1         21           1        3
    Security Lending Income                    8       --        --        --        --        --         --          --       --
    Foreign Withholding Tax Reclaim           53        3        21        --        --        --          1          --       --
  Net Unrealized Gain on Foreign
    Currency Exchange Contracts              305       --        --        --        --        --         --          --       --
  Deferred Organizational Costs                6        6         5         5         6         7          6          37       21
  Due from Broker                             --       --        --        --        --        --         --       1,155       --
  Receivable from Investment Adviser          --        3        --        --        --        --         --          --       --
  Securities, at Value, Held as
    Collateral for Securities Loaned      29,822       --        --        --        --        --         --          --       --
  Other                                        3       --        26        --        64        --         --          --       --
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
    Total Assets                         237,401   10,649   362,829    86,562   202,415   128,224    222,508      75,060   24,514
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
LIABILITIES:
  Payable for:
    Investments Purchased                 15,821       --     6,159     2,881     3,750     8,067      3,812       5,303      103
    Securities Sold Short, at Value
      (Proceeds -- $2,301)                    --       --        --        --        --        --         --       2,537       --
    Fund Shares Redeemed                   1,091        6     1,760     1,053     1,354       367      4,210         684        1
    Bank Overdraft                             9       --       316       284        --       298         --          --       --
    Dividends Declared                        --       --        --        --        --        --         --          --       --
    Investment Advisory Fees                 337       --       862        96       327       176        472          85       20
    Administrative Fees                       43        3        73        16        40        28         50          13        5
    Custody Fees                              75        6       179         8        57        82        265          12       17
    Professional Fees                         45       27        91        27        49        31         61          22       22
    Distribution Fees                        211        9       365        77       227        73        201          70       20
    Shareholder Reporting Expenses            55        4       151        29        47        12         47          14        7
    Directors' Fees and Expenses               5        1        16         2         5         1          5          --        1
    Securities Lending Expense                18       --        --        --        --        --         --          --       --
    Filing and Registration Fees               4       --        --         2        12        11          4           6        2
    Deferred Country Tax                      --       --        93        --        --        18        406          --       --
    Collateral on Securities Loaned       29,822       --        --        --        --        --         --          --       --
  Net Unrealized Loss on Foreign
    Currency Exchange Contracts               --       21        78        --        --        --         29          --       --
  Other                                       --        4        --        --        59        --         --           1       --
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
  Total Liabilities                       47,536       81    10,143     4,475     5,927     9,164      9,562       8,747      198
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
  NET ASSETS                           $ 189,865  $10,568  $352,686  $ 82,087  $196,488  $119,060  $ 212,946  $   66,313  $24,316
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======

                                                         GOVERNMENT
                                                 INTER-  OBLIGATIONS
                                          HIGH  NATIONAL      MONEY     MONEY
                                         YIELD   MAGNUM      MARKET    MARKET
                                          FUND     FUND        FUND      FUND
                                         (000)    (000)       (000)     (000)
-------------------------------------
ASSETS:
  Investments in Securities, at
    Value* (Note 1) -- See
    accompanying portfolios            $22,405  $53,754  $   94,977  $137,740
  Foreign Currency                          --      163          --        --
  Cash                                      --       --          --        --
  Receivable for:
    Investments Sold                       771       94          --        --
    Securities Sold Short                   --       --          --        --
    Fund Shares Sold                       149    1,197          --        --
    Dividends                               42       92          --        --
    Interest                               326        1          38     1,020
    Security Lending Income                 --       --          --        --
    Foreign Withholding Tax Reclaim         --       30          --        --
  Net Unrealized Gain on Foreign
    Currency Exchange Contracts             --      120          --        --
  Deferred Organizational Costs             19       29          --        --
  Due from Broker                           --       --          --        --
  Receivable from Investment Adviser        --       --           4        69
  Securities, at Value, Held as
    Collateral for Securities Loaned        --       --          --        --
  Other                                     --       --           1         1
                                       -------  -------  ----------  --------
    Total Assets                        23,712   55,480      95,020   138,830
                                       -------  -------  ----------  --------
LIABILITIES:
  Payable for:
    Investments Purchased                  709    5,356          --        --
    Securities Sold Short, at Value
      (Proceeds -- $2,301)                  --       --          --        --
    Fund Shares Redeemed                   176      417          --        --
    Bank Overdraft                         183      225          --        --
    Dividends Declared                      --       --          94       149
    Investment Advisory Fees                12       12          --        --
    Administrative Fees                      5       11           9        12
    Custody Fees                             7       44           4         9
    Professional Fees                       22       25          44        56
    Distribution Fees                       25       45          66       114
    Shareholder Reporting Expenses           4        6          26        48
    Directors' Fees and Expenses            --       --           4         7
    Securities Lending Expense              --       --          --        --
    Filing and Registration Fees             2        7          --        --
    Deferred Country Tax                    --       --          --        --
    Collateral on Securities Loaned         --       --          --        --
  Net Unrealized Loss on Foreign
    Currency Exchange Contracts             --       --          --        --
  Other                                     --       --           5        13
                                       -------  -------  ----------  --------
  Total Liabilities                      1,145    6,148         252       408
                                       -------  -------  ----------  --------
  NET ASSETS                           $22,567  $49,332  $   94,768  $138,422
                                       =======  =======  ==========  ========


                                                         -----------------------
                                                                    87
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                 JUNE 30, 1997  (CONT.)

                                          GLOBAL
                                          EQUITY   GLOBAL                      WORLDWIDE                                     U.S.
                                           ALLO-    FIXED     ASIAN  AMERICAN      HIGH     LATIN   EMERGING  AGGRESSIVE     REAL
                                          CATION   INCOME    GROWTH     VALUE    INCOME  AMERICAN    MARKETS      EQUITY   ESTATE
                                            FUND     FUND      FUND      FUND      FUND      FUND       FUND        FUND     FUND
                                           (000)    (000)     (000)     (000)     (000)     (000)      (000)       (000)    (000)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Capital Stock at Par                 $      12  $     1  $     22  $      5  $     14  $      7  $      16  $        4  $     2
  Paid in Capital in Excess of Par       147,222   10,700   327,144    63,598   173,493    96,171    181,049      59,979   20,569
  Undistributed (Distributions in
    Excess of) Net Investment Income       2,666      (63)   (1,153)       (1)      311       (11)      (659)         --       55
  Accumulated (Distributions in
    Excess of) Net Realized Gain
    (Loss)                                 7,878       48    (8,456)    5,783     8,928     9,027     12,215       2,851    1,858
  Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency Translations**       32,087     (118)   35,129    12,702    13,742    13,866     20,325       3,479    1,832
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
NET ASSETS                             $ 189,865  $10,568  $352,686  $ 82,087  $196,488  $119,060  $ 212,946  $   66,313  $24,316
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======
CLASS A SHARES:
  Net Assets                           $  72,704  $ 6,407  $175,440  $ 34,331  $ 76,439  $ 84,401  $ 119,022  $   22,521  $14,827
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         4,388      644    10,554     1,951     5,362     4,855      8,838       1,326      905
  Net Asset Value and Redemption
    Price Per Share                    $   16.57  $  9.95  $  16.62  $  17.59  $  14.26  $  17.39  $   13.47  $    16.98  $ 16.39
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======


  Maximum Sales Charge                     5.75%    4.75%     5.75%     5.75%     4.75%     5.75%      5.75%       5.75%    5.75%

  Maximum Offering Price Per Share
    (Net Asset Value Per Share X
    100-maximum sales charge)          $   17.58  $ 10.45  $  17.64  $  18.66  $  14.97  $  18.45  $   14.29  $    18.02  $ 17.39
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======
CLASS B SHARES:
  Net Assets                           $  38,962  $ 1,716  $ 62,786  $ 15,331  $ 78,340  $ 14,314  $  35,966  $   34,382  $ 7,120
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         2,412      173     3,884       872     5,515       842      2,716       2,041      435
  Net Asset Value and Offering Price
    Per Share***                       $   16.15  $  9.91  $  16.17  $  17.59  $  14.20  $  16.99  $   13.24  $    16.85  $ 16.36
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======
CLASS C SHARES:
  Net Assets                           $  78,199  $ 2,445  $114,460  $ 32,425  $ 41,709  $ 20,345  $  57,958  $    9,410  $ 2,369
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         4,814      247     7,093     1,844     2,935     1,196      4,372         559      145
  Net Asset Value and Offering Price
    Per Share***                       $   16.24  $  9.90  $  16.14  $  17.59  $  14.21  $  17.01  $   13.26  $    16.83  $ 16.36
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======
  Investments at Cost, Including
    Foreign Currency                   $ 162,983  $ 9,644  $322,413  $ 71,052  $181,907  $105,977  $ 195,840  $   64,279  $20,333
                                       =========  =======  ========  ========  ========  ========  =========  ==========  =======

                                                         GOVERNMENT
                                                 INTER-  OBLIGATIONS
                                          HIGH  NATIONAL      MONEY     MONEY
                                         YIELD   MAGNUM      MARKET    MARKET
                                          FUND     FUND        FUND      FUND
                                         (000)    (000)       (000)     (000)
-------------------------------------
NET ASSETS CONSIST OF:
  Capital Stock at Par                 $    18  $     3  $       95  $    139
  Paid in Capital in Excess of Par      21,471   44,357      94,764   138,382
  Undistributed (Distributions in
    Excess of) Net Investment Income        38      767          --        --
  Accumulated (Distributions in
    Excess of) Net Realized Gain
    (Loss)                                 245       21         (91)      (99)
  Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency Translations**        795    4,184          --        --
                                       -------  -------  ----------  --------
NET ASSETS                             $22,567  $49,332  $   94,768  $138,422
                                       =======  =======  ==========  ========

CLASS A SHARES:
  Net Assets                           $ 8,980  $21,961  $   94,768  $138,422
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         698    1,579      94,859   138,521
  Net Asset Value and Redemption
    Price Per Share                    $ 12.86  $ 13.91  $     1.00  $   1.00
                                       =======  =======  ==========  ========
  Maximum Sales Charge                   4.75%    5.75%          --        --
  Maximum Offering Price Per Share
    (Net Asset Value Per Share X
    100-maximum sales charge)          $ 13.50  $ 14.76          --        --
                                       =======  =======  ==========  ========
  Net Assets                           $ 8,617  $18,215          --        --
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         670    1,317          --        --
  Net Asset Value and Offering Price
    Per Share***                       $ 12.86  $ 13.84          --        --
                                       =======  =======  ==========  ========
CLASS C SHARES:
  Net Assets                           $ 4,970  $ 9,156          --        --
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         386      662          --        --
  Net Asset Value and Offering Price
    Per Share***                       $ 12.86  $ 13.83          --        --
  Investments at Cost, Including
    Foreign Currency                   $21,610  $49,859  $   94,977  $137,740
                                       =======  =======  ==========  ========

---------------

  * Includes repurchase agreements aggregating $8,897,000, $15,266,000, 2,523,000, $3,146,000, $4,769,000, $9,936,000, $5,014,000, $665,000,
     $615,000, $8,624,000, $12,495,000 and $16,375,000 for Global Equity
     Allocation Fund, Asian Growth Fund, American Value Fund, Worldwide High Income Fund, Latin American Fund, Emerging Markets Fund, Aggressive Equity Fund, U.S. Real Estate Fund, High Yield Fund, International Magnum Fund, Government Obligations Money Market Fund and Money Market Fund, respectively.
 ** Net of accrual for country tax of U.S. $93,000 for Asian Growth Fund and $401,000 for Emerging Markets Fund.
***  Redemption price may be subject to a contingent deferred sales charge.

------------------
          88
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                            YEAR ENDED JUNE 30, 1997

                                         GLOBAL    GLOBAL                      WORLDWIDE                                      U.S.
                                         EQUITY     FIXED     ASIAN  AMERICAN       HIGH     LATIN  EMERGING  AGGRESSIVE      REAL
                                     ALLOCATION    INCOME    GROWTH     VALUE     INCOME  AMERICAN   MARKETS      EQUITY    ESTATE
                                           FUND      FUND      FUND      FUND       FUND      FUND      FUND        FUND      FUND
                                          (000)     (000)     (000)     (000)      (000)     (000)     (000)       (000)     (000)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                          $    3,489  $     --  $  6,912  $  1,309  $     170  $    893  $  3,086  $      295  $    476
  Interest                                  259       632       340        82     16,119       106       467         116        78
  Security Lending                          107        --        --        --         --        --        --          --        --
  Less Foreign Taxes Withheld              (254)      (10)     (963)       --         --        --      (160)         --        --
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
   Total Income                           3,601       622     6,289     1,391     16,289       999     3,393         411       554
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
EXPENSES:
  Investment Advisory Fees                1,557        79     4,057       432      1,086       572     1,955         245       145
    Less: Fees Waived                      (293)      (79)       --      (135)        --      (248)     (331)       (204)     (145)
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
  Net Investment Advisory Fees            1,264        --     4,057       297      1,086       324     1,624          41        --
  Administrative Fees                       473        34     1,080       139        388       151       445          76        42
  Custody Fees                              224        17       682        18         77       191       581          34        44
  Filing and Registration Fees                5        --         1         4         13        11         6           8         2
  Directors' Fees and Expenses                8         2        21         3          7         3         9           2         2
  Professional Fees                          95        30       207        38         84        45       107          28        21
  Shareholder Reports                        92        11       262        47         77        20        76          30         4
  Security Lending Fees                      23        --        --        --         --        --        --          --        --
  Dividend Expense for Securities
    Sold Short                               --        --        --        --         --        --        --           1        --
  Distribution Fees
    Class A                                 160        16       509        58        152        81       229          28        19
    Class B                                 238        16       602        43        491        45       180         105        45
    Class C                                 679        26     1,424       233        351        87       465          55        22
  Amortization of Organizational
    Costs                                    37        37        31        46         52        51        52          78        49
  Blue Sky Fees                              44        35        69        36         39        40        47          36        30
  Country Tax Expense                         3        --        --        --         --        57        58          --        --
  Interest Expense                            1         3        64        --         23        18        37          21        --
  Other                                      10         3        28         5         14         6        15           3         2
  Expenses Reimbursed by Adviser             --       (44)       --        --         --        --        --          --        (8)
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
   Net Expenses                           3,356       186     9,037       967      2,854     1,130     3,931         546       274
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
Net Investment Income (Loss)                245       436    (2,748)      424     13,435      (131)     (538)       (135)      280
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
NET REALIZED GAIN (LOSS) ON:
  Investments                             8,119       113    (4,389)    6,719     10,103    14,026    15,276       3,674     2,077
  Foreign Currency Transactions           5,051        (2)     (415)       --       (741)      (45)     (283)         --        --
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
   Net Realized Gain (Loss)              13,170       111    (4,804)    6,719      9,362    13,981    14,993       3,674     2,077
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION ON:
  Investments                            18,089       (60)   (2,600)    7,544     14,410    10,222     7,857       3,365     1,622
  Foreign Currency Translations            (838)      (24)      (19)       --          2       (22)     (382)         --        --
  Securities Sold Short                      --        --        --        --         --        --        --        (160)       --
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
    Change in Unrealized
      Appreciation/ Depreciation         17,251       (84)   (2,619)    7,544     14,412    10,200     7,475       3,205     1,622
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
Net Realized Gain (Loss) and Change
  in Unrealized
  Appreciation/Depreciation              30,421        27    (7,423)   14,263     23,774    24,181    22,468       6,879     3,699
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   30,666  $    463  $(10,171) $ 14,687  $  37,209  $ 24,050  $ 21,930  $    6,744  $  3,979
                                     ==========  ========  ========  ========  =========  ========  ========  ==========  ========

                                                              GOVERNMENT
                                         HIGH  INTERNATIONAL       MONEY     MONEY
                                        YIELD         MAGNUM      MARKET    MARKET
                                         FUND           FUND        FUND      FUND
                                        (000)          (000)       (000)     (000)
----------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                          $     54         $  498  $       --  $     --
  Interest                              1,454            175       6,529    10,791
  Security Lending                         --             --          --        --
  Less Foreign Taxes Withheld              --            (65)         --        --
                                     --------         ------  ----------  --------
   Total Income                         1,508            608       6,529    10,791
                                     --------         ------  ----------  --------
EXPENSES:
  Investment Advisory Fees                113            168         542       882
    Less: Fees Waived                    (113)          (168)       (392)     (579)
                                     --------         ------  ----------  --------
  Net Investment Advisory Fees             --             --         150       303
  Administrative Fees                      42             73         123       194
  Custody Fees                             17             97          25        46
  Filing and Registration Fees              2             --          --        --
  Directors' Fees and Expenses              2              2           1         5
  Professional Fees                        21             39          86       122
  Shareholder Reports                       1              6          23        45
  Security Lending Fees                    --             --          --        --
  Dividend Expense for Securities
    Sold Short                             --             --          --        --
  Distribution Fees
    Class A                                13             21         604       981
    Class B                                57             68          --        --
    Class C                                43             58          --        --
  Amortization of Organizational
    Costs                                  49             68          41        41
  Blue Sky Fees                            26             36          60       103
  Country Tax Expense                      --             --          --        --
  Interest Expense                         --              1          --        --
  Other                                     1              2          41        92
  Expenses Reimbursed by Adviser          (12)           (33)         --        --
                                     --------         ------  ----------  --------
   Net Expenses                           262            438       1,154     1,932
                                     --------         ------  ----------  --------
Net Investment Income (Loss)            1,246            170       5,375     8,859
                                     --------         ------  ----------  --------
NET REALIZED GAIN (LOSS) ON:
  Investments                             312             33           8        13
  Foreign Currency Transactions            --            737          --        --
                                     --------         ------  ----------  --------
   Net Realized Gain (Loss)               312            770           8        13
                                     --------         ------  ----------  --------
CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION ON:
  Investments                             881          4,060          --        --
  Foreign Currency Translations            --            124          --        --
  Securities Sold Short                    --             --          --        --
                                     --------         ------  ----------  --------
    Change in Unrealized
      Appreciation/ Depreciation          881          4,184          --        --
                                     --------         ------  ----------  --------
Net Realized Gain (Loss) and Change
  in Unrealized
  Appreciation/Depreciation             1,193          4,954           8        13
                                     --------         ------  ----------  --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $  2,439         $5,124  $    5,383  $  8,872
                                     ========         ======  ==========  ========

                                                         -----------------------
                                                                    89
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                         GLOBAL EQUITY ALLOCATION FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $         245  $         364
  Net Realized Gain                           13,170         11,649
  Change in Unrealized
    Appreciation/Depreciation                 17,251          9,778
                                       -------------  -------------
  Net Increase in Net Assets from
    Operations                                30,666         21,791
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                     (2,358)        (1,295)
  Class B                                       (759)           (69)
  Class C                                     (2,093)        (1,106)
                                       -------------  -------------
                                              (5,210)        (2,470)
                                       -------------  -------------
  Net Realized Gain:
  Class A                                     (2,101)        (1,591)
  Class B                                       (751)           (96)
  Class C                                     (2,262)        (1,624)
                                       -------------  -------------
                                              (5,114)        (3,311)
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions             (10,324)        (5,781)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                  54,525         58,409
  Distributions Reinvested                     9,826          5,268
  Redeemed                                   (36,345)       (21,216)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              28,006         42,461
                                       -------------  -------------
  Total Increase in Net Assets                48,348         58,471
NET ASSETS -- Beginning of Year              141,517         83,046
                                       -------------  -------------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $2,666 and $2,710, respectively)  $     189,865  $     141,517
                                       =============  =============
-------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                1,091          1,702
     Distributions Reinvested                    293            197
     Redeemed                                 (1,314)          (960)
                                       -------------  -------------
   Net Increase in Class A Shares
     Outstanding                                  70            939
                                       =============  =============
   Dollars:
     Subscribed                        $      16,569  $      23,872
     Distributions Reinvested                  4,157          2,639
     Redeemed                                (19,605)       (13,331)
                                       -------------  -------------
   Net Increase                        $       1,121  $      13,180
                                       =============  =============
   Class B:
   ---------------------
   Shares:
     Subscribed                                1,444          1,017
     Distributions Reinvested                    106             12
     Redeemed                                   (160)            (7)
                                       -------------  -------------
   Net Increase in Class B Shares
     Outstanding                               1,390          1,022
                                       =============  =============
   Dollars:
     Subscribed                        $      21,138  $      14,112
     Distributions Reinvested                  1,475            158
     Redeemed                                 (2,336)          (100)
                                       -------------  -------------
   Net Increase                        $      20,277  $      14,170
                                       =============  =============
   Class C:
   ---------------------
   Shares:
     Subscribed                                1,160          1,482
     Distributions Reinvested                    300            186
     Redeemed                                   (995)          (575)
                                       -------------  -------------
   Net Increase in Class C Shares
     Outstanding                                 465          1,093
                                       =============  =============
   Dollars:
     Subscribed                        $      16,818  $      20,425
     Distributions Reinvested                  4,194          2,471
     Redeemed                                (14,404)        (7,785)
                                       -------------  -------------
   Net Increase                        $       6,608  $      15,111
                                       =============  =============
-------------------------------------------------------------------

-----------
          90
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                            GLOBAL FIXED INCOME FUND

                                              YEAR ENDED     YEAR ENDED
                                           JUNE 30, 1997  JUNE 30, 1996
                                                   (000)          (000)
-----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                          $   436      $     772
  Net Realized Gain                                  111            489
  Change in Unrealized
    Appreciation/Depreciation                        (84)          (513)
                                                 -------      ---------
  Net Increase in Net Assets
    Resulting from Operations                        463            748
                                                 -------      ---------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                           (218)          (771)
  Class B                                            (46)           (21)
  Class C                                            (74)          (399)
  In Excess of Net Investment Income:
  Class A                                            (41)           (23)
  Class B                                             (9)            (1)
  Class C                                            (14)           (12)
                                                 -------      ---------
  Net Decrease in Net Assets
    Resulting from Distributions                    (402)        (1,227)
                                                 -------      ---------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                       4,760          8,720
  Distributions Reinvested                           335            676
  Redeemed                                        (6,304)       (14,258)
                                                 -------      ---------
  Net Decrease in Net Assets
    Resulting from Capital Share
    Transactions                                  (1,209)        (4,862)
                                                 -------      ---------
  Total Decrease in Net Assets                    (1,148)        (5,341)
NET ASSETS -- Beginning of Year                   11,716         17,057
                                                 -------      ---------
NET ASSETS -- End of Year (Including
  distributions in excess of net
  investment income of $(63) and
  $(36), respectively)                           $10,568      $  11,716
                                                 =======      =========
-----------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
  --------------------
  Shares:
    Subscribed                                       256            589
    Distributions Reinvested                          22             50
    Redeemed                                        (382)          (975)
                                                 -------      ---------
  Net Decrease in Class A Shares
    Outstanding                                     (104)          (336)
                                                 =======      =========
  Dollars:
    Subscribed                                   $ 2,529          5,929
    Distributions Reinvested                         225            507
    Redeemed                                      (3,839)        (9,791)
                                                 -------      ---------
  Net Decrease                                   $(1,085)     $  (3,355)
                                                 =======      =========
  Class B:
  --------------------
  Shares:
    Subscribed                                       100            150
    Distributions Reinvested                           4              1
    Redeemed                                         (76)            (6)
                                                 -------      ---------
  Net Increase in Class B Shares
    Outstanding                                       28            145
                                                 =======      =========
  Dollars:
    Subscribed                                   $   999          1,496
    Distributions Reinvested                          41             14
    Redeemed                                        (758)           (63)
                                                 -------      ---------
  Net Increase                                   $   282      $   1,447
                                                 =======      =========
  Class C:
  --------------------
  Shares:
    Subscribed                                       123            130
    Distributions Reinvested                           7             15
    Redeemed                                        (170)          (443)
                                                 -------      ---------
  Net Decrease in Class C Shares
    Outstanding                                      (40)          (298)
                                                 =======      =========
  Dollars:
    Subscribed                                   $ 1,232      $   1,295
    Distributions Reinvested                          69            155
    Redeemed                                      (1,707)        (4,404)
                                                 -------      ---------
  Net Decrease                                   $  (406)     $  (2,954)
                                                 =======      =========
-----------------------------------------------------------------------

                                                         -----------------------
                                                                    91
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                               ASIAN GROWTH FUND

                                              YEAR ENDED     YEAR ENDED
                                           JUNE 30, 1997  JUNE 30, 1996
                                                   (000)          (000)
-----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment (Loss)                $          (2,748) $      (1,844)
  Net Realized Gain (Loss)                        (4,804)         5,364
  Change in Unrealized
    Appreciation/Depreciation                     (2,619)         9,465
                                       -----------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations             (10,171)        12,985
                                       -----------------  -------------
DISTRIBUTIONS:
  Net Realized Gain:
  Class A                                            (33)            --
  Class B                                            (10)            --
  Class C                                            (24)            --
  In Excess of Net Realized Gain:
  Class A                                         (4,110)            --
  Class B                                         (1,274)            --
  Class C                                         (3,072)            --
                                       -----------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions                  (8,523)            --
                                       -----------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                     114,562        241,482
  Distributions Reinvested                         8,035             --
  Redeemed                                      (220,149)      (103,699)
                                       -----------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Capital
    Share Transactions                           (97,552)       137,783
                                       -----------------  -------------
  Total Increase (Decrease) in Net
    Assets                                      (116,246)       150,768
NET ASSETS -- Beginning of Year                  468,932        318,164
                                       -----------------  -------------
NET ASSETS -- End of Year (Including
  net investment loss of $(1,153) and
  $(160), respectively)                $         352,686  $     468,932
                                       =================  =============
-----------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                    4,724          7,522
     Distributions Reinvested                        243             --
     Redeemed                                     (8,877)        (3,936)
                                       -----------------  -------------
   Net Increase (Decrease) in Class A
     Shares Outstanding                           (3,910)         3,586
                                       =================  =============
   Dollars:
     Subscribed                        $          77,015  $     127,388
     Distributions Reinvested                      3,930             --
     Redeemed                                   (144,501)       (65,894)
                                       -----------------  -------------
   Net Increase (Decrease)             $         (63,556) $      61,494
                                       -----------------  -------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                    1,466          3,225
     Distributions Reinvested                         77             --
     Redeemed                                       (803)           (81)
                                       -----------------  -------------
   Net Increase in Class B Shares
     Outstanding                                     740          3,144
                                       =================  =============
   Dollars:
     Subscribed                        $          23,406  $      54,005
     Distributions Reinvested                      1,210             --
     Redeemed                                    (12,628)        (1,375)
                                       -----------------  -------------
   Net Increase                        $          11,988  $      52,630
                                       =================  =============
   Class C:
   ---------------------
   Shares:
     Subscribed                                      883          3,629
     Distributions Reinvested                        184             --
     Redeemed                                     (3,989)        (2,229)
                                       -----------------  -------------
   Net Increase (Decrease) in Class C
     Shares Outstanding                           (2,922)         1,400
                                       =================  =============
   Dollars:
     Subscribed                        $          14,140  $      60,089
     Distributions Reinvested                      2,895             --
     Redeemed                                    (63,019)       (36,430)
                                       -----------------  -------------
   Net Increase (Decrease)             $         (45,984) $      23,659
                                       =================  =============
-----------------------------------------------------------------------

-----------
          92
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                              AMERICAN VALUE FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $         424  $         666
  Net Realized Gain                            6,719          2,783
  Change in Unrealized
    Appreciation/Depreciation                  7,544          3,203
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                 14,687          6,652
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                       (309)          (443)
  Class B                                        (25)           (17)
  Class C                                       (133)          (209)
  In Excess of Net Investment Income:
  Class A                                         (1)           (12)
  Class B                                         --             (1)
  Class C                                         --            (10)
                                       -------------  -------------
                                                (468)          (692)
                                       -------------  -------------
  Net Realized Gain:
  Class A                                     (1,555)          (331)
  Class B                                       (209)           (20)
  Class C                                     (1,482)          (252)
                                       -------------  -------------
                                              (3,246)          (603)
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions              (3,714)        (1,295)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                  38,027         18,813
  Distributions Reinvested                     3,292            900
  Redeemed                                   (13,557)       (16,260)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              27,762          3,453
                                       -------------  -------------
  Total Increase in Net Assets                38,735          8,810
NET ASSETS -- Beginning of Year               43,352         34,542
                                       -------------  -------------
NET ASSETS -- End of Year (Including
  distributions in excess of net
  investment income of $(1) and
  $(23), respectively)                 $      82,087  $      43,352
                                       =============  =============
-------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                1,025            515
     Distributions Reinvested                    119             42
     Redeemed                                   (538)          (816)
                                       -------------  -------------
   Net Increase (Decrease) in Class A
     Shares Outstanding                          606           (259)
                                       =============  =============
   Dollars:
     Subscribed                        $      16,463  $       7,053
     Distributions Reinvested                  1,785            573
     Redeemed                                 (8,501)       (11,471)
                                       -------------  -------------
   Net Increase (Decrease)             $       9,747  $      (3,845)
                                       =============  =============
   Class B:
   ---------------------
   Shares:
     Subscribed                                  714            174
     Distributions Reinvested                     15              3
     Redeemed                                    (27)            (7)
                                       -------------  -------------
   Net Increase in Class B Shares
     Outstanding                                 702            170
                                       =============  =============
   Dollars:
     Subscribed                        $      11,773  $       2,376
     Distributions Reinvested                    228             36
     Redeemed                                   (420)           (93)
                                       -------------  -------------
   Net Increase                        $      11,581  $       2,319
                                       =============  =============
   Class C:
   ---------------------
   Shares:
     Subscribed                                  623            685
     Distributions Reinvested                     85             21
     Redeemed                                   (312)          (334)
                                       -------------  -------------
   Net Increase in Class C Shares
     Outstanding                                 396            372
                                       =============  =============
   Dollars:
     Subscribed                        $       9,791  $       9,384
     Distributions Reinvested                  1,279            291
     Redeemed                                 (4,636)        (4,696)
                                       -------------  -------------
   Net Increase                        $       6,434  $       4,979
                                       =============  =============
-------------------------------------------------------------------

                                                         -----------------------
                                                                    93
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                           WORLDWIDE HIGH INCOME FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $      13,435  $       8,304
  Net Realized Gain                            9,362          4,060
  Change in Unrealized Appreciation
    /Depreciation                             14,412           (637)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                 37,209         11,727
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                     (5,678)        (3,806)
  Class B                                     (4,269)        (1,176)
  Class C                                     (3,020)        (2,325)
                                       -------------  -------------
                                             (12,967)        (7,307)
                                       -------------  -------------
  Realized Gain:
  Class A                                     (2,320)            --
  Class B                                     (1,708)            --
  Class C                                     (1,293)            --
                                       -------------  -------------
                                              (5,321)            --
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions             (18,288)        (7,307)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                 133,028        103,978
  Distributions Reinvested                    11,818          3,981
  Redeemed                                   (63,040)       (43,317)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              81,806         64,642
                                       -------------  -------------
  Total Increase in Net Assets               100,727         69,062
NET ASSETS -- Beginning of Year               95,761         26,699
                                       -------------  -------------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $311 and $1,157, respectively)    $     196,488  $      95,761
                                       =============  =============
-------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                5,082          4,713
     Distributions Reinvested                    423            190
     Redeemed                                 (3,469)        (2,858)
                                       -------------  -------------
   Net Increase in Class A Shares
     Outstanding                               2,036          2,045
                                       =============  =============
   Dollars:
     Subscribed                        $      67,886  $      56,635
     Distributions Reinvested                  5,651          2,294
     Redeemed                                (46,537)       (34,479)
                                       -------------  -------------
   Net Increase                        $      27,000  $      24,450
                                       =============  =============
   Class B:
   ---------------------
   Shares:
     Subscribed                                3,787          2,125
     Distributions Reinvested                    246             44
     Redeemed                                   (622)           (65)
                                       -------------  -------------
   Net Increase in Class B Shares
     Outstanding                               3,411          2,104
                                       =============  =============
   Dollars:
     Subscribed                        $      50,939  $      25,745
     Distributions Reinvested                  3,287            538
     Redeemed                                 (8,415)          (797)
                                       -------------  -------------
   Net Increase                        $      45,811  $      25,486
                                       =============  =============
   Class C:
   ---------------------
   Shares:
     Subscribed                                1,057          1,792
     Distributions Reinvested                    217             95
     Redeemed                                   (596)          (656)
                                       -------------  -------------
   Net Increase in Class C Shares
     Outstanding                                 678          1,231
                                       =============  =============
   Dollars:
     Subscribed                        $      14,203  $      21,598
     Distributions Reinvested                  2,880          1,149
     Redeemed                                 (8,088)        (8,041)
                                       -------------  -------------
   Net Increase                        $       8,995  $      14,706
                                       =============  =============
-------------------------------------------------------------------

-----------
          94
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                              LATIN AMERICAN FUND

                                              YEAR ENDED     YEAR ENDED
                                           JUNE 30, 1997  JUNE 30, 1996
                                                   (000)          (000)
-----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)         $            (131) $         163
  Net Realized Gain                               13,981            752
  Change in Unrealized
    Appreciation/Depreciation                     10,200          5,112
                                       -----------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                     24,050          6,027
                                       -----------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                             --            (18)

  In Excess of Net Investment Income:
  Class A                                           (117)            --
  Class B                                            (17)            --
  Class C                                            (13)            --
                                       -----------------  -------------
                                                    (147)           (18)
                                       -----------------  -------------
  Net Realized Gain:
  Class A                                         (2,192)            --
  Class B                                           (359)            --
  Class C                                           (727)            --
                                       -----------------  -------------
                                                  (3,278)            --
                                       -----------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions                  (3,425)           (18)
                                       -----------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                     114,111         19,885
  Distributions Reinvested                         3,304             15
  Redeemed                                       (46,502)       (10,130)
                                       -----------------  -------------
  Net Increase in Net Assets
    Resulitng from Capital Share
    Transactions                                  70,913          9,770
                                       -----------------  -------------
  Total Increase in Net Assets                    91,538         15,779
NET ASSETS -- Beginning of Year                   27,522         11,743
                                       -----------------  -------------
NET ASSETS -- End of Year (Including
  undistributed (distribution in
  excess of) net investment income of
  $(11) and $132, respectively)        $         119,060  $      27,522
                                       =================  =============
-----------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                    6,162          1,373
     Distributions Reinvested                        187              1
     Redeemed                                     (2,975)          (737)
                                       -----------------  -------------
   Net Increase in Class A Shares
     Outstanding                                   3,374            637
                                       =================  =============
   Dollars:
     Subscribed                        $          90,337  $      14,772
     Distributions Reinvested                      2,243             15
     Redeemed                                    (41,558)        (7,673)
                                       -----------------  -------------
   Net Increase                        $          51,022  $       7,114
                                       =================  =============
   Class B:
   ---------------------
   Shares:
     Subscribed                                      752            169
     Distributions Reinvested                         30             --
     Redeemed                                       (104)            (5)
                                       -----------------  -------------
   Net Increase in Class B Shares
     Outstanding                                     678            164
                                       =================  =============
   Dollars:
     Subscribed                        $          11,139  $       1,858
     Distributions Reinvested                        353             --
     Redeemed                                     (1,385)           (52)
                                       -----------------  -------------
   Net Increase                        $          10,107  $       1,806
                                       =================  =============
   Class C:
   ---------------------
   Shares:
     Subscribed                                      856            316
     Distributions Reinvested                         60             --
     Redeemed                                       (266)          (224)
                                       -----------------  -------------
   Net Increase in Class C Shares
     Outstanding                                     650             92
                                       =================  =============
   Dollars:
     Subscribed                        $          12,635  $       3,255
     Distributions Reinvested                        708             --
     Redeemed                                     (3,559)        (2,405)
                                       -----------------  -------------
   Net Increase                        $           9,784  $         850
                                       =================  =============
-----------------------------------------------------------------------

                                                         -----------------------
                                                                    95
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                             EMERGING MARKETS FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)         $        (538) $         465
  Net Realized Gain (Loss)                    14,993           (518)
  Change in Unrealized
    Appreciation/Depreciation                  7,475         14,532
                                       -------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations          21,930         14,479
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                         --           (142)
  In Excess of Net Investment Income:
  Class A                                       (291)            --
  Class B                                        (52)            --
  Class C                                        (44)            --
                                       -------------  -------------
                                                (387)          (142)
                                       -------------  -------------
  Net Realized Gain:
  Class A                                       (871)            --
  Class B                                       (182)            --
  Class C                                       (503)            --
                                       -------------  -------------
                                              (1,556)            --
                                       -------------  -------------
  In Excess of Net Realized Gain:
  Class A                                         --             (3)
  Class C                                         --             (2)
                                       -------------  -------------
                                                  --             (5)
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions              (1,943)          (147)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                 133,953        141,283
  Distributions Reinvested                     1,855            133
  Redeemed                                  (111,716)       (35,217)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              24,092        106,199
                                       -------------  -------------
  Total Increase in Net Assets                44,079        120,531
NET ASSETS -- Beginning of Year              168,867         48,336
                                       -------------  -------------
NET ASSETS -- End of Year (Including
  undistributed (distributions in
  excess of) net investment income of
  $(659) and $306, respectively.)      $     212,946  $     168,867
                                       =============  =============
-------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                7,637          9,551
     Distributions Reinvested                    104             13
     Redeemed                                 (8,424)        (2,502)
                                       -------------  -------------
   Net Increase (Decrease) in Class A
     Shares Outstanding                         (683)         7,062
                                       =============  =============
   Dollars:
     Subscribed                        $      89,680  $     106,764
     Distributions Reinvested                  1,103            131
     Redeemed                                (96,827)       (27,528)
                                       -------------  -------------
   Net Increase (Decrease)             $      (6,044) $      79,367
                                       =============  =============
   Class B:
   ---------------------
   Shares:
     Subscribed                                2,028            883
     Distributions Reinvested                     20             --
     Redeemed                                   (205)           (10)
                                       -------------  -------------
   Net Increase in Class B Shares
     Outstanding                               1,843            873
                                       =============  =============
   Dollars:
     Subscribed                        $      23,982  $       9,848
     Distributions Reinvested                    223             --
     Redeemed                                 (2,355)          (116)
                                       -------------  -------------
   Net Increase                        $      21,850  $       9,732
                                       =============  =============
   Class C:
   ---------------------
   Shares:
     Subscribed                                1,753          2,245
     Distributions Reinvested                     51             --
     Redeemed                                 (1,086)          (703)
                                       -------------  -------------
   Net Increase in Class C Shares
     Outstanding                                 718          1,542
                                       =============  =============
   Dollars:
     Subscribed                        $      20,292  $      24,671
     Distributions Reinvested                    528              2
     Redeemed                                (12,534)        (7,573)
                                       -------------  -------------
   Net Increase                        $       8,286  $      17,100
                                       =============  =============
-------------------------------------------------------------------

-----------
          96
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                             AGGRESSIVE EQUITY FUND

                                              YEAR ENDED  JANUARY 2, 1996* TO
                                           JUNE 30, 1997        JUNE 30, 1996
                                                   (000)                (000)
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                   $  (135)             $    27
  Net Realized Gain                                3,674                  943
  Change in Unrealized
    Appreciation/Depreciation                      3,205                  274
                                                 -------              -------
  Net Increase in Net Assets
    Resulting from Operations                      6,744                1,244
                                                 -------              -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                            (16)                 (17)
  Class B                                             (5)                  (6)
  Class C                                             (5)                  (7)
                                                 -------              -------
                                                     (26)                 (30)
                                                 -------              -------
  Net Realized Gain:
  Class A                                           (711)                  --
  Class B                                           (452)                  --
  Class C                                           (439)                  --
                                                 -------              -------
                                                  (1,602)                  --
                                                 -------              -------
  Net Decrease in Net Assets
    Resulting from Distributions                  (1,628)                 (30)
                                                 -------              -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                      57,588                9,793
  Distributions Reinvested                         1,037                   10
  Redeemed                                        (7,818)                (627)
                                                 -------              -------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                                  50,807                9,176
                                                 -------              -------
  Total Increase in Net Assets                    55,923               10,390
NET ASSETS -- Beginning of Year                   10,390                   --
                                                 -------              -------
NET ASSETS -- End of Year                        $66,313              $10,390
                                                 =======              =======
-----------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                    1,309                  410
     Distributions Reinvested                         35                    1
     Redeemed                                       (392)                 (37)
                                                 -------              -------
   Net Increase in Class A Shares
     Outstanding                                     952                  374
                                                 =======              =======
   Dollars:
     Subscribed                                  $20,966              $ 5,351
     Distributions Reinvested                        522                    9
     Redeemed                                     (6,373)                (479)
                                                 -------              -------
     Net Increase                                $15,115              $ 4,881
                                                 =======              =======
   Class B:
   ---------------------
   Shares:
     Subscribed                                    1,905                  170
     Distributions Reinvested                         18                   --
     Redeemed                                        (51)                  (1)
                                                 -------              -------
   Net Increase in Class B Shares
     Outstanding                                   1,872                  169
                                                 =======              =======
   Dollars:
     Subscribed                                  $30,344              $ 2,086
     Distributions Reinvested                        262                   --
     Redeemed                                       (818)                 (11)
                                                 -------              -------
   Net Increase                                  $29,788              $ 2,075
                                                 =======              =======
   Class C:
   ---------------------
   Shares:
     Subscribed                                      404                  190
     Distributions Reinvested                         17                   --
     Redeemed                                        (42)                 (10)
                                                 -------              -------
   Net Increase in Class C Shares
     Outstanding                                     379                  180
                                                 =======              =======
   Dollars:
     Subscribed                                  $ 6,278                2,356
     Distributions Reinvested                        252                    1
     Redeemed                                       (626)                (137)
                                                 -------              -------
   Net Increase                                  $ 5,904              $ 2,220
                                                 =======              =======
-----------------------------------------------------------------------------
* Commencement of operations

                                                         -----------------------
                                                                    97
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                             U.S. REAL ESTATE FUND

                                          YEAR ENDED  MAY 1, 1996* TO
                                       JUNE 30, 1997    JUNE 30, 1996
                                               (000)            (000)
---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $         280  $            32
  Net Realized Gain                            2,077               --
  Change in Unrealized
    Appreciation/Depreciation                  1,622              210
                                       -------------           ------
  Net Increase in Net Assets
    Resulting from Operations                  3,979              242
                                       -------------           ------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                       (162)              (5)
  Class B                                        (57)              (4)
  Class C                                        (31)              (4)
                                       -------------           ------
                                                (250)             (13)
                                       -------------           ------
  Net Realized Gain:
  Class A                                       (100)              --
  Class B                                        (71)              --
  Class C                                        (48)              --
                                       -------------           ------
                                                (219)              --
                                       -------------           ------
  Net Decrease in Net Assets
    Resulting from Distributions                (469)             (13)
                                       -------------           ------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                  23,984            5,578
  Distributions Reinvested                       268                1
  Redeemed                                    (9,254)              --
                                       -------------           ------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              14,998            5,579
                                       -------------           ------
  Total Increase in Net Assets                18,508            5,808
NET ASSETS -- Beginning of Year                5,808               --
                                       -------------           ------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $55 and $19, respectively.)       $      24,316  $         5,808
                                       =============           ======
---------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                1,003              146
     Distributions Reinvested                     13               --
     Redeemed                                   (257)              --
                                       -------------           ------
   Net Increase in Class A Shares
     Outstanding                                 759              146
                                       =============           ======
   Dollars:
     Subscribed                        $      15,148  $         1,753
     Distributions Reinvested                    187                1
     Redeemed                                 (3,998)              --
                                       -------------           ------
   Net Increase                        $      11,337  $         1,754
                                       =============           ======
   Class B:
   ---------------------
   Shares:
     Subscribed                                  441              175
     Distributions Reinvested                      4               --
     Redeemed                                   (185)              --
                                       -------------           ------
   Net Increase in Class B Shares
     Outstanding                                 260              175
                                       =============           ======
   Dollars:
     Subscribed                        $       6,607  $         2,116
     Distributions Reinvested                     54               --
     Redeemed                                 (2,916)              --
                                       -------------           ------
   Net Increase                        $       3,745  $         2,116
                                       =============           ======
   Class C:
   ---------------------
   Shares:
     Subscribed                                  150              142
     Distributions Reinvested                      2               --
     Redeemed                                   (149)              --
                                       -------------           ------
   Net Increase in Class C Shares
     Outstanding                                   3              142
                                       =============           ======
   Dollars:
     Subscribed                        $       2,229  $         1,709
     Distributions Reinvested                     26               --
     Redeemed                                 (2,339)              --
                                       -------------           ------
   Net Increase                        $         (84) $         1,709
                                       =============           ======
---------------------------------------------------------------------
* Commencement of operations

-----------
          98
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                HIGH YIELD FUND

                                              YEAR ENDED  MAY 1, 1996* TO
                                           JUNE 30, 1997    JUNE 30, 1996
                                                   (000)            (000)
-------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                          $ 1,246          $   110
  Net Realized Gain (Loss)                           312               (3)
  Change in Unrealized Appreciation
    /Depreciation                                    881              (86)
                                                 -------          -------
  Net Increase in Net Assets
    Resulting from Operations                      2,439               21
                                                 -------          -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                           (434)             (38)
  Class B                                           (454)             (27)
  Class C                                           (338)             (27)
                                                 -------          -------
                                                  (1,226)             (92)
                                                 -------          -------
  Realized Gain:
  Class A                                            (20)              --
  Class B                                            (24)              --
  Class C                                            (20)              --
                                                 -------          -------
                                                     (64)              --
                                                 -------          -------
  Net Decrease in Net Assets
    Resulting from Distributions                  (1,290)             (92)
                                                 -------          -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                      12,562           10,709
  Distributions Reinvested                           237                6
  Redeemed                                        (2,025)              --
                                                 -------          -------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                                  10,774           10,715
                                                 -------          -------
  Total Increase in Net Assets                    11,923           10,644
NET ASSETS -- Beginning of Year                   10,644               --
                                                 -------          -------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $38 and $18, respectively.)                 $22,567          $10,644
                                                 =======          =======
-------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                      461              327
     Distributions Reinvested                         10               --
     Redeemed                                       (101)              --
                                                 -------          -------
   Net Increase in Class A Shares
     Outstanding                                     370              327
                                                 =======          =======
   Dollars:
     Subscribed                                  $ 5,790          $ 3,930
     Distributions Reinvested                        131                5
     Redeemed                                     (1,282)              --
                                                 -------          -------
   Net Increase                                  $ 4,639          $ 3,935
                                                 =======          =======
   Class B:
   ---------------------
   Shares:
     Subscribed                                      397              287
     Distributions Reinvested                          6               --
     Redeemed                                        (20)              --
                                                 -------          -------
   Net Increase in Class B Shares
     Outstanding                                     383              287
                                                 =======          =======
   Dollars:
     Subscribed                                  $ 4,971          $ 3,443
     Distributions Reinvested                         72                1
     Redeemed                                       (249)              --
                                                 -------          -------
   Net Increase                                  $ 4,794          $ 3,444
                                                 =======          =======
   Class C:
   ---------------------
   Shares:
     Subscribed                                      144              278
     Distributions Reinvested                          3               --
     Redeemed                                        (39)              --
                                                 -------          -------
   Net Increase in Class C Shares
     Outstanding                                     108              278
                                                 =======          =======
   Dollars:
     Subscribed                                  $ 1,800          $ 3,336
     Distributions Reinvested                         35               --
     Redeemed                                       (494)              --
                                                 -------          -------
   Net Increase                                  $ 1,341          $ 3,336
                                                 =======          =======
------------------------------------------------------------------------
* Commencement of operations

                                                         -----------------------
                                                                    99
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                           INTERNATIONAL MAGNUM FUND

                                       JULY 1, 1996* TO
                                          JUNE 30, 1997
                                                  (000)
-------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                         $   170
  Net Realized Gain                                 770
  Change in Unrealized
    Appreciation/Depreciation                     4,184
                                                -------
  Net Increase in Net Assets
    Resulting from Operations                     5,124
                                                -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                           (52)
  Class B                                           (45)
  Class C                                           (43)
                                                -------
                                                   (140)
                                                -------
  Net Realized Gain:
  Class A                                            (4)
  Class B                                            (4)
  Class C                                            (4)
                                                -------
                                                    (12)
                                                -------
  Net Decrease in Net Assets
    Resulting from Distributions                   (152)
                                                -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                     47,034
  Distributions Reinvested                           50
  Redeemed                                       (2,724)
                                                -------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                                 44,360
                                                -------
  Total Increase in Net Assets                   49,332
NET ASSETS -- Beginning of Period                    --
                                                -------
NET ASSETS -- End of Period
  (Including undistributed net
  investment income of $767)                    $49,332
                                                =======
-------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                   1,722
     Distributions Reinvested                         1
     Redeemed                                      (144)
                                                -------
   Net Increase in Class A Shares
     Outstanding                                  1,579
                                                =======
   Dollars:
     Subscribed                                 $21,512
     Distributions Reinvested                        14
     Redeemed                                    (1,786)
                                                -------
   Net Increase                                 $19,740
                                                =======
   Class B:
   ---------------------
   Shares:
     Subscribed                                   1,321
     Distributions Reinvested                         2
     Redeemed                                        (6)
                                                -------
   Net Increase in Class B Shares
     Outstanding                                  1,317
                                                =======
   Dollars:
     Subscribed                                 $16,670
     Distributions Reinvested                        18
     Redeemed                                       (73)
                                                -------
   Net Increase                                 $16,615
                                                =======
   Class C:
   ---------------------
   Shares:
     Subscribed                                     728
     Distributions Reinvested                         1
     Redeemed                                       (67)
                                                -------
   Net Increase in Class C Shares
     Outstanding                                    662
                                                =======
   Dollars:
     Subscribed                                 $ 8,852
     Distributions Reinvested                        18
     Redeemed                                      (865)
                                                -------
   Net Increase                                 $ 8,005
                                                =======
-------------------------------------------------------
* Commencement of operations

-----------
         100
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $       5,375  $       4,114
  Net Realized Gain (Loss)                         8            (99)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                  5,383          4,015
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income                       (5,375)        (4,114)
  Net Realized Gain                               --            (12)
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions              (5,375)        (4,126)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                 359,068      1,373,640
  Distributions Reinvested                     4,349          3,511
  Redeemed                                  (414,635)    (1,298,567)
                                       -------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Capital
    Share Transactions                       (51,218)        78,584
                                       -------------  -------------
  Total Increase (Decrease) in Net
    Assets                                   (51,210)        78,473
NET ASSETS -- Beginning of Year              145,978         67,505
                                       -------------  -------------
NET ASSETS -- End of Year              $      94,768  $     145,978
                                       =============  =============
-------------------------------------------------------------------
Capital Share Transactions:
(1) Shares:
     Subscribed                              359,068      1,373,640
     Distributions Reinvested                  4,349          3,511
     Redeemed                               (414,635)    (1,298,567)
                                       -------------  -------------
   Net Increase (Decrease) in Shares
     Outstanding                             (51,218)        78,584
                                       =============  =============
-------------------------------------------------------------------

                                                         -----------------------
                                                                    101
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                               MONEY MARKET FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $       8,859  $       7,849
  Net Realized Gain (Loss)                        13           (100)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                  8,872          7,749
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income                       (8,859)        (7,849)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                 677,641      1,390,774
  Distributions Reinvested                     7,110          7,425
  Redeemed                                  (717,315)    (1,398,641)
                                       -------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Capital
    Share Transactions                       (32,564)          (442)
                                       -------------  -------------
  Total Increase (Decrease) in Net
    Assets                                   (32,551)          (542)
NET ASSETS -- Beginning of Year              170,973        171,515
                                       -------------  -------------
NET ASSETS -- End of Year              $     138,422  $     170,973
                                       =============  =============
-------------------------------------------------------------------
Capital Share Transactions:
(1) Shares:
     Subscribed                              677,641      1,390,774
     Distributions Reinvested                  7,110          7,425
     Redeemed                               (717,315)    (1,398,641)
                                       -------------  -------------
   Net Increase (Decrease) in Shares
     Outstanding                             (32,564)          (442)
                                       =============  =============
-------------------------------------------------------------------

-----------
         102
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                         GLOBAL EQUITY ALLOCATION FUND

                                                                              CLASS A
                                          -------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 14.75              $ 12.60              $ 11.99              $ 11.09
                                                   -------              -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.10                 0.19                 0.12                 0.10
  Net Realized and Unrealized Gain
    (Loss)                                            2.76                 2.82                 0.67                 0.90
                                                   -------              -------              -------              -------
  Total From Investment Operations                    2.86                 3.01                 0.79                 1.00
                                                   -------              -------              -------              -------
DISTRIBUTIONS
  Net Investment Income                              (0.55)               (0.39)                  --                (0.03)
  In Excess of Net Investment Income                    --                   --                (0.05)                  --
  Net Realized Gain                                  (0.49)               (0.47)               (0.13)               (0.07)
                                                   -------              -------              -------              -------
  Total Distributions                                (1.04)               (0.86)               (0.18)               (0.10)
                                                   -------              -------              -------              -------
NET ASSET VALUE, END OF PERIOD                     $ 16.57              $ 14.75              $ 12.60              $ 11.99
                                                   =======              =======              =======              =======
TOTAL RETURN (1)                                     20.61%               24.62%                6.69%                9.02%
                                                   =======              =======              =======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $72,704              $63,706              $42,586              $33,425
Ratio of Expenses to Average Net
  Assets                                              1.70%                1.70%                1.70%                1.70%
Ratio of Net Investment Income to
  Average Net Assets                                  0.59%                0.71%                1.01%                0.98%
Portfolio Turnover Rate                                 45%                  44%                  39%                  30%
Average Commission Rate #
  Per Share                                        $0.0021                  N/A                  N/A                  N/A
  As a Percentage of Trade Amount                     0.83%                 N/A                  N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.03              $  0.10              $  0.04              $  0.09
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      1.90%                2.06%                2.03%                2.58%
  Net Investment Income (Loss) to
    Average Net Assets                                0.40%                0.35%                0.68%                0.10%
-------------------------------------------------------------------------------------------------------------------------
                                                                               CLASS B
                                                               ----------------------------------------
                                          JANUARY 4, 1993*           YEAR ENDED         AUGUST 1, 1995+
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1993        JUNE 30, 1997        TO JUNE 30, 1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.00              $ 14.46                 $ 13.01
                                                   -------              -------                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.04                (0.05)                   0.30
  Net Realized and Unrealized Gain
    (Loss)                                            1.05                 2.73                    1.98
                                                   -------              -------                 -------
  Total From Investment Operations                    1.09                 2.68                    2.28
                                                   -------              -------                 -------
DISTRIBUTIONS
  Net Investment Income                                 --                (0.50)                  (0.35)
  In Excess of Net Investment Income                    --                   --                      --
  Net Realized Gain                                     --                (0.49)                  (0.48)
                                                   -------              -------                 -------
  Total Distributions                                   --                (0.99)                  (0.83)
                                                   -------              -------                 -------
NET ASSET VALUE, END OF PERIOD                     $ 11.09              $ 16.15                 $ 14.46
                                                   =======              =======                 =======
TOTAL RETURN (1)                                     10.90%               19.64%                  18.08%
                                                   =======              =======                 =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $10,434              $38,962                 $14,786
Ratio of Expenses to Average Net
  Assets                                              1.70%**              2.45%                   2.45%**
Ratio of Net Investment Income to
  Average Net Assets                                  1.04%**             (0.11)%                  0.45%**
Portfolio Turnover Rate                                 14%                  45%                     44%
Average Commission Rate #
  Per Share                                            N/A              $0.0021                     N/A
  As a Percentage of Trade Amount                      N/A                 0.83%                    N/A
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.08              $  0.09                 $  0.22
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.65%**              2.65%                   2.81%**
  Net Investment Income (Loss) to
    Average Net Assets                               (0.91)%**            (0.30)%                  0.09%**
-------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS C
                                          -------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 14.49              $ 12.43              $ 11.90              $ 11.05
                                                   -------              -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                       (0.03)                0.12                 0.04                 0.06
  Net Realized and Unrealized Gain
    (Loss)                                            2.73                 2.75                 0.65                 0.86
                                                   -------              -------              -------              -------
  Total From Investment Operations                    2.70                 2.87                 0.69                 0.92
                                                   -------              -------              -------              -------
DISTRIBUTIONS
  Net Investment Income                              (0.46)               (0.33)                  --                   --
  In Excess of Net Investment Income                    --                   --                (0.03)                  --
  Net Realized Gain                                  (0.49)               (0.48)               (0.13)               (0.07)
                                                   -------              -------              -------              -------
  Total Distributions                                (0.95)               (0.81)               (0.16)               (0.07)
                                                   -------              -------              -------              -------
NET ASSET VALUE, END OF PERIOD                     $ 16.24              $ 14.49              $ 12.43              $ 11.90
                                                   =======              =======              =======              =======
TOTAL RETURN (1)                                     19.69%               23.65%                5.84%                8.34%
                                                   =======              =======              =======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $78,199              $63,025              $40,460              $29,892
Ratio of Expenses to Average Net
  Assets                                              2.45%                2.45%                2.45%                2.45%
Ratio of Net Investment Income to
  Average Net Assets                                 (0.16)%              (0.04)%               0.25%                0.23%
Portfolio Turnover Rate                                 45%                  44%                  39%                  30%
Average Commission Rate #
  Per Share                                        $0.0021                  N/A                  N/A                  N/A
  As a Percentage of Trade Amount                     0.83%                 N/A                  N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.03              $  1.16              $  0.05              $  0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.65%                2.81%                2.78%                3.34%
  Net Investment Income (Loss) to
    Average Net Assets                               (0.34)%              (0.40)%              (0.08)%              (0.66)%


                                          JANUARY 4, 1993*
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1993
----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.00
                                                   -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.01
  Net Realized and Unrealized Gain
    (Loss)                                            1.04
                                                   -------
  Total From Investment Operations                    1.05
                                                   -------
DISTRIBUTIONS
  Net Investment Income                                 --
  In Excess of Net Investment Income                    --
  Net Realized Gain                                     --
                                                   -------
  Total Distributions                                   --
                                                   -------
NET ASSET VALUE, END OF PERIOD                     $ 11.05
                                                   =======
TOTAL RETURN (1)                                     10.50%
                                                   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $ 6,995
Ratio of Expenses to Average Net
  Assets                                              2.45%**
Ratio of Net Investment Income to
  Average Net Assets                                  0.29%**
Portfolio Turnover Rate                                 14%
Average Commission Rate #
  Per Share                                            N/A
  As a Percentage of Trade Amount                      N/A
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.07
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      4.40%**
  Net Investment Income (Loss) to
    Average Net Assets                               (1.66)%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    103
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                            GLOBAL FIXED INCOME FUND

                                                                              CLASS A
                                          -------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.94               $10.23              $  9.53              $ 10.55
                                                    ------               ------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.44                 0.53                 0.56                 0.52
  Net Realized and Unrealized Gain
    (Loss)                                           (0.02)               (0.01)                0.50                (0.42)
                                                    ------               ------              -------              -------
  Total From Investment Operations                    0.42                 0.52                 1.06                 0.10
                                                    ------               ------              -------              -------
DISTRIBUTIONS
  Net Investment Income                              (0.35)               (0.79)               (0.36)               (0.50)
  In Excess of Net Investment Income                 (0.06)               (0.02)                  --                (0.12)
  Net Realized Gain                                     --                   --                   --                (0.47)
  In Excess of Net Realized Gain                        --                   --                   --                (0.03)
                                                    ------               ------              -------              -------
  Total Distributions                                (0.41)               (0.81)               (0.36)               (1.12)
                                                    ------               ------              -------              -------
NET ASSET VALUE, END OF PERIOD                      $ 9.95               $ 9.94              $ 10.23              $  9.53
                                                    ======               ======              =======              =======
TOTAL RETURN (1)                                      4.27%                5.20%               11.41%                0.41%
                                                    ======               ======              =======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                   $6,407               $7,432              $11,092              $10,369
Ratio of Expenses to Average Net
  Assets                                              1.45%                1.45%                1.45%                1.45%
Ratio of Net Investment Income to
  Average Net Assets                                  4.40%                5.02%                5.84%                4.70%
Portfolio Turnover Rate                                170%                 223%                 169%                 168%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                          $ 0.12               $ 0.07              $  0.07              $  0.11
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.57%                2.16%                2.22%                2.48%
  Net Investment Income to Average
    Net Assets                                        3.25%                4.31%                5.07%                3.67%
-------------------------------------------------------------------------------------------------------------------------

                                                                                CLASS B
                                                               ------------------------------------------
                                          JANUARY 4, 1993*           YEAR ENDED        AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1993        JUNE 30, 1997             JUNE 30, 1996
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.00               $ 9.91                    $10.24
                                                    ------               ------                    ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.25                 0.41                      0.64
  Net Realized and Unrealized Gain
    (Loss)                                            0.55                (0.07)                    (0.26)
                                                    ------               ------                    ------
  Total From Investment Operations                    0.80                 0.34                      0.38
                                                    ------               ------                    ------
DISTRIBUTIONS
  Net Investment Income                              (0.25)               (0.29)                    (0.69)
  In Excess of Net Investment Income                    --                (0.05)                    (0.02)
  Net Realized Gain                                     --                   --                        --
  In Excess of Net Realized Gain                        --                   --                        --
                                                    ------               ------                    ------
  Total Distributions                                (0.25)               (0.34)                    (0.71)
                                                    ------               ------                    ------
NET ASSET VALUE, END OF PERIOD                      $10.55               $ 9.91                    $ 9.91
                                                    ======               ======                    ======
TOTAL RETURN (1)                                      8.02%                3.48%                     3.76%
                                                    ======               ======                    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                   $6,633               $1,716                    $1,440
Ratio of Expenses to Average Net
  Assets                                              1.45%**              2.20%                     2.20%**
Ratio of Net Investment Income to
  Average Net Assets                                  5.00%**              3.65%                     3.38%**
Portfolio Turnover Rate                                 55%                 170%                      223%
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                          $ 0.07               $ 0.13                    $ 0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.88%**              3.37%                     3.57%**
  Net Investment Income to Average
    Net Assets                                        3.57%**              2.45%                     2.01%**
-------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS C
                                          -------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.90               $10.20               $ 9.54              $ 10.56
                                                    ------               ------               ------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.39                 0.37                 0.49                 0.43
  Net Realized and Unrealized Gain
    (Loss)                                           (0.05)                0.08                 0.47                (0.40)
                                                    ------               ------               ------              -------
  Total From Investment Operations                    0.34                 0.45                 0.96                 0.03
                                                    ------               ------               ------              -------
DISTRIBUTIONS
  Net Investment Income                              (0.29)               (0.73)               (0.30)               (0.44)
  In Excess of Net Investment Income                 (0.05)               (0.02)                  --                (0.11)
  Net Realized Gain                                     --                   --                   --                (0.47)
  In Excess of Net Realized Gain                        --                   --                   --                (0.03)
                                                    ------               ------               ------              -------
  Total Distributions                                (0.34)               (0.75)               (0.30)               (1.05)
                                                    ------               ------               ------              -------
NET ASSET VALUE, END OF PERIOD                      $ 9.90               $ 9.90               $10.20              $  9.54
                                                    ======               ======               ======              =======
TOTAL RETURN (1)                                      3.48%                4.47%               10.24%               (0.25)%
                                                    ======               ======               ======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                   $2,445               $2,844               $5,965              $ 5,407
Ratio of Expenses to Average Net
  Assets                                              2.20%                2.20%                2.20%                2.20%
Ratio of Net Investment Income to
  Average Net Assets                                  3.65%                4.35%                5.09%                3.95%
Portfolio Turnover Rate                                170%                 223%                 169%                 168%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                          $ 0.12               $ 0.06               $ 0.08              $  0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.35%                2.87%                2.97%                3.29%
  Net Investment Income to Average
    Net Assets                                        2.48%                3.68%                4.32%                2.86%


                                          JANUARY 4, 1993*
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1993
----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.00
                                                    ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.21
  Net Realized and Unrealized Gain
    (Loss)                                            0.55
                                                    ------
  Total From Investment Operations                    0.76
                                                    ------
DISTRIBUTIONS
  Net Investment Income                              (0.20)
  In Excess of Net Investment Income                    --
  Net Realized Gain                                     --
  In Excess of Net Realized Gain                        --
                                                    ------
  Total Distributions                                (0.20)
                                                    ------
NET ASSET VALUE, END OF PERIOD                      $10.56
                                                    ======
TOTAL RETURN (1)                                      7.61%
                                                    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                   $6,120
Ratio of Expenses to Average Net
  Assets                                              2.20%**
Ratio of Net Investment Income to
  Average Net Assets                                  4.25%**
Portfolio Turnover Rate                                 55%
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                          $ 0.07
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.63%**
  Net Investment Income to Average
    Net Assets                                        2.82%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

------------------
         104
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                               ASIAN GROWTH FUND

                                                                               CLASS A
                                       ----------------------------------------------------------------------------------------
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       JUNE 23, 1993*
SELECTED PER SHARE DATA AND RATIOS     JUNE 30, 1997     JUNE 30, 1996     JUNE 30, 1995     JUNE 30, 1994     TO JUNE 30, 1993
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $       17.15     $       16.42     $       15.50     $       12.00     $          12.00
                                       -------------     -------------     -------------     -------------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss                          (0.06)            (0.04)               --             (0.03)                  --
  Net Realized and Unrealized Gain
    (Loss)                                     (0.14)             0.77              1.43              3.53                   --
                                       -------------     -------------     -------------     -------------              -------
  Total From Investment Operations             (0.20)             0.73              1.43              3.50                   --
                                       -------------     -------------     -------------     -------------              -------
DISTRIBUTIONS
  Net Realized Gain                               --                --             (0.49)               --                   --
  In Excess of Net Realized Gain               (0.33)               --             (0.02)               --                   --
                                       -------------     -------------     -------------     -------------              -------
                                               (0.33)               --             (0.51)               --                   --
                                       -------------     -------------     -------------     -------------              -------
NET ASSET VALUE, END OF PERIOD         $       16.62     $       17.15     $       16.42     $       15.50     $          12.00
                                       =============     =============     =============     =============              =======
TOTAL RETURN (1)                               (1.10)%           4.45%             9.50%            29.17%                0.00%
                                       =============     =============     =============     =============              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $     175,440     $     248,009     $     178,667     $     138,212     $         11,770
Ratio of Expenses to Average Net
  Assets                                        1.84%             1.88%             1.90%             1.90%                1.90%**
Ratio of Net Investment Income
  (Loss) to Average Net Assets                 (0.31)%           (0.16)%            0.04%            (0.24)%              (0.81)%**
Portfolio Turnover Rate                           74%               38%               34%               34%                   0%
Average Commission Rate #
  Per Share                            $      0.0110               N/A               N/A               N/A                  N/A
  As a Percentage of Trade Amount               0.51%              N/A               N/A               N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net
    Investment Loss                               --                --                --     $        0.03     $           0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  --                --                --              2.17%               11.83%**
  Net Investment Income (Loss) to
    Average Net Assets                            --                --                --             (0.51)%             (10.74)%**
-------------------------------------------------------------------------------------------------------------------------------

                                                    CLASS B
                                    ---------------------------------------
                                       YEAR ENDED        AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS  JUNE 30, 1997             JUNE 30, 1996
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $       16.81     $               16.51
                                    -------------                   -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss                       (0.16)                    (0.03)
  Net Realized and Unrealized Gain
    (Loss)                                  (0.15)                     0.33
                                    -------------                   -------
  Total From Investment Operations          (0.31)                     0.30
                                    -------------                   -------
DISTRIBUTIONS
  Net Realized Gain                            --                        --
  In Excess of Net Realized Gain            (0.33)                       --
                                    -------------                   -------
                                            (0.33)                       --
                                    -------------                   -------
NET ASSET VALUE, END OF PERIOD      $       16.17     $               16.81
                                    =============                   =======
TOTAL RETURN (1)                            (1.79)%                   1.82%
                                    =============                   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)   $      62,786     $              52,853
Ratio of Expenses to Average Net
  Assets                                     2.59%                     2.61%**
Ratio of Net Investment Income
  (Loss) to Average Net Assets              (1.04)%                   (0.52)%**
Portfolio Turnover Rate                        74%                      %38
Average Commission Rate #
  Per Share                         $      0.0110                       N/A
  As a Percentage of Trade Amount            0.51%                      N/A
----------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net
    Investment Loss                            --                        --
Ratios Before Expense Limitation:
  Expenses to Average Net Assets               --                        --
  Net Investment Income (Loss) to
    Average Net Assets                         --                        --
---------------------------------------------------------------------------------------------------------------------------


                                                                               CLASS C
                                     -------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED          JUNE 23, 1993*
RATIOS                               JUNE 30, 1997     JUNE 30, 1996     JUNE 30, 1995     JUNE 30, 1994        TO JUNE 30, 1993
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $       16.78     $       16.19     $       15.40     $       12.00     $             12.00
                                     -------------     -------------     -------------     -------------                  ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Loss                        (0.21)            (0.13)            (0.12)            (0.10)                     --
  Net Realized and Unrealized
    Gain (Loss)                              (0.10)             0.72              1.42              3.50                      --
                                     -------------     -------------     -------------     -------------                  ------
  Total From Investment
    Operations                               (0.31)             0.59              1.30              3.40                      --
                                     -------------     -------------     -------------     -------------                  ------
DISTRIBUTIONS
  Net Realized Gain                             --                --             (0.49)               --                      --
  In Excess of Net Realized Gain             (0.33)               --             (0.02)               --                      --
                                     -------------     -------------     -------------     -------------                  ------
                                             (0.33)               --             (0.51)               --                      --
                                     -------------     -------------     -------------     -------------                  ------
NET ASSET VALUE, END OF PERIOD       $       16.14     $       16.78     $       16.19     $       15.40     $             12.00
                                     =============     =============     =============     =============                  ======
TOTAL RETURN (1)                             (1.79)%           3.64%             8.71%            28.33%                   0.00%
                                     =============     =============     =============     =============                  ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
  (000's)                            $     114,460     $     168,070     $     139,497     $     116,889     $             8,491
Ratio of Expenses to Average Net
  Assets                                      2.59%             2.63%             2.63%             2.65%                   2.65%**
Ratio of Net Investment Income
  (Loss) to Average Net Assets               (1.06)%           (0.94)%           (0.77)%           (0.99)%                 (1.56)%**
Portfolio Turnover Rate                         74%               38%               34%               34%                    % 0
Average Commission Rate #
  Per Share                          $      0.0110               N/A               N/A               N/A                     N/A
  As a Percentage of Trade
    Amount                                    0.51%              N/A               N/A               N/A                     N/A
--------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net
    Investment Loss                             --                --                --     $        0.03     $              0.02
Ratios Before Expense
  Limitation:
  Expenses to Average Net Assets                --                --                --              2.92%                  12.64%**
  Net Investment Income (Loss)
    to Average Net Assets                       --                --                --             (1.26)%                (11.55)%**

--------------------------------------------------------------------------------
  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for a periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    105
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                              AMERICAN VALUE FUND

                                                                                CLASS A
                                          -----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED        OCTOBER 18, 1993*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995         TO JUNE 30, 1994
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $    14.63              $     12.89          $     11.70           $       12.00
                                          ----------              -----------          -----------           -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                         0.20                     0.27                 0.27                    0.17
  Net Realized and Unrealized Gain
    (Loss)                                      4.05                     1.94                 1.44                   (0.30)
                                          ----------              -----------          -----------           -------------
  Total from Investment Operations              4.25                     2.21                 1.71                   (0.13)
                                          ----------              -----------          -----------           -------------
DISTRIBUTIONS
  Net Investment Income                        (0.20)                   (0.27)               (0.28)                  (0.17)
  In Excess of Net Investment Income           (0.00)++                 (0.01)                  --                      --
  Net Realized Gain                            (1.09)                   (0.19)               (0.24)                     --
                                          ----------              -----------          -----------           -------------
  Total Distributions                          (1.29)                   (0.47)               (0.52)                  (0.17)
                                          ----------              -----------          -----------           -------------
NET ASSET VALUE, END OF PERIOD            $    17.59              $     14.63          $     12.89           $       11.70
                                          ==========              ===========          ===========           =============
TOTAL RETURN (1)                               30.68%                   17.41%               15.01%                  (1.12)%
                                          ==========              ===========          ===========           =============
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $   34,331              $    19,674          $    20,675           $      10,717
Ratio of Expenses to Average Net
  Assets                                        1.50%                    1.50%                1.50%                   1.50%**
Ratio of Net Investment Income to
  Average Net Assets                            1.25%                    1.90%                2.29%                   2.14%**
Portfolio Turnover Rate                           73%                      41%                  23%                     17%
Average Commission Rate #                 $   0.0452                      N/A                  N/A                     N/A
------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $     0.04              $      0.04          $      0.05           $        0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                1.76%                    1.81%                1.96%                   2.48%**
  Net Investment Income to Average
    Net Assets                                  0.98%                    1.59%                1.83%                   1.16%**
------------------------------------------------------------------------------------------------------------------------------

                                                        CLASS B
                                       ------------------------------------------
                                             YEAR ENDED        AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997             JUNE 30, 1996
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     14.63            $   13.37
                                           -----------            ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                           0.09                 0.15
  Net Realized and Unrealized Gain
    (Loss)                                        4.05                 1.46
                                           -----------            ---------
  Total from Investment Operations                4.14                 1.61
                                           -----------            ---------
DISTRIBUTIONS
  Net Investment Income                          (0.09)               (0.15)
  In Excess of Net Investment Income             (0.00)++             (0.01)
  Net Realized Gain                              (1.09)               (0.19)
                                           -----------            ---------
  Total Distributions                            (1.18)               (0.35)
                                           -----------            ---------
NET ASSET VALUE, END OF PERIOD             $     17.59            $   14.63
                                           ===========            =========
TOTAL RETURN (1)                                 29.77%               12.29%
                                           ===========            =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)          $    15,331            $   2,485
Ratio of Expenses to Average Net
  Assets                                          2.25%                2.25%**
Ratio of Net Investment Income to
  Average Net Assets                              0.40%                1.18%**
Portfolio Turnover Rate                             73%                  41%
Average Commission Rate #                  $    0.0452                  N/A
------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                 $      0.06            $    0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  2.48%                2.61%**
  Net Investment Income to Average
    Net Assets                                    0.14%                0.82%**
------------------------------------------------------------------------------------------


                                                                                CLASS C
                                          -----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED        OCTOBER 18, 1993*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995         TO JUNE 30, 1994
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $       14.64         $     12.89          $     11.69          $     12.00
                                          -------------         -----------          -----------          -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.08                0.16                 0.17                 0.11
  Net Realized and Unrealized Gain
    (Loss)                                         4.05                1.94                 1.44                (0.31)
                                          -------------         -----------          -----------          -----------
  Total from Investment Operations                 4.13                2.10                 1.61                (0.20)
                                          -------------         -----------          -----------          -----------
DISTRIBUTIONS
  Net Investment Income                           (0.09)              (0.15)               (0.17)               (0.11)
  In Excess of Net Investment Income              (0.00)++            (0.01)                  --                   --
  Net Realized Gain                               (1.09)              (0.19)               (0.24)                  --
                                          -------------         -----------          -----------          -----------
  Total Distributions                             (1.18)              (0.35)               (0.41)               (0.11)
                                          -------------         -----------          -----------          -----------
NET ASSET VALUE, END OF PERIOD            $       17.59         $     14.64          $     12.89          $     11.69
                                          =============         ===========          ===========          ===========
TOTAL RETURN (1)                                  29.67%              16.50%               14.13%               (1.70)%
                                          =============         ===========          ===========          ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $      32,425         $    21,193          $    13,867          $     7,237
Ratio of Expenses to Average Net
  Assets                                           2.25%               2.25%                2.25%                2.25%**
Ratio of Net Investment Income to
  Average Net Assets                               0.49%               1.17%                1.54%                1.39%**
Portfolio Turnover Rate                              73%                 41%                  23%                  17%
Average Commission Rate #                 $      0.0452                 N/A                  N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $        0.04         $      0.04          $      0.05          $      0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   2.47%               2.58%                2.71%                3.28%**
  Net Investment Income to Average
    Net Assets                                     0.22%               0.84%                1.08%                0.36%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
 ++  Amount is less than $0.01 per share
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         106
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                           WORLDWIDE HIGH INCOME FUND

                                                                               CLASS A
                                          ----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED         APRIL 21, 1994*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        TO JUNE 30, 1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 12.47                     $11.57              $ 12.17              $ 12.00
                                           -------                     ------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                       1.25                       1.36                 1.26                 0.18
  Net Realized and Unrealized Gain
    (Loss)                                    2.30                       0.80                (0.52)                0.16
                                           -------                     ------              -------              -------
  Total From Investment Operations            3.55                       2.16                 0.74                 0.34
                                           -------                     ------              -------              -------
DISTRIBUTIONS
  Net Investment Income                      (1.25)                     (1.26)               (1.22)               (0.17)
  Net Realized Gain                          (0.51)                        --                (0.12)                  --
                                           -------                     ------              -------              -------
  Total Distributions                        (1.76)                     (1.26)               (1.34)               (0.17)
                                           -------                     ------              -------              -------
NET ASSET VALUE, END OF PERIOD             $ 14.26                     $12.47              $ 11.57              $ 12.17
                                           =======                     ======              =======              =======
TOTAL RETURN (1)                             30.29%                     19.61%                6.87%                2.86%
                                           =======                     ======              =======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)          $76,439                    $41,493              $14,819              $ 6,857
Ratio of Expenses to Average Net
  Assets                                      1.52%                      1.55%                1.55%                1.55%**
Ratio of Net Investment Income to
  Average Net Assets                          9.73%                     11.95%               11.53%                8.29%**
Portfolio Turnover Rate                        157%                       220%                 178%                  19%
----------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                 $    --                    $  0.02              $  0.05              $  0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                --                       1.69%                1.97%                3.23%**
  Net Invesment Income to Average Net
    Assets                                      --                      11.81%               11.11%                6.61%**
----------------------------------------------------------------------------------------------------------------------------

                                                       CLASS B
                                       ----------------------------------------
                                             YEAR ENDED         AUGUST 1, 1995+
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997        TO JUNE 30, 1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 12.44           $ 11.63
                                            -------           -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                        1.07              1.18
  Net Realized and Unrealized Gain
    (Loss)                                     2.35              0.72
                                            -------           -------
  Total From Investment Operations             3.42              1.90
                                            -------           -------
DISTRIBUTIONS
  Net Investment Income                       (1.15)            (1.09)
  Net Realized Gain                           (0.51)               --
                                            -------           -------
  Total Distributions                         (1.66)            (1.09)
                                            -------           -------
NET ASSET VALUE, END OF PERIOD              $ 14.20           $ 12.44
                                            =======           =======
TOTAL RETURN (1)                              29.14%            17.07%
                                            =======           =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)           $78,340           $26,174
Ratio of Expenses to Average Net
  Assets                                       2.27%             2.30%**
Ratio of Net Investment Income to
  Average Net Assets                           8.86%            12.06%**
Portfolio Turnover Rate                         157%              220%
-------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                  $    --           $  0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                 --              2.47%**
  Net Invesment Income to Average Net
    Assets                                       --             11.89%**
----------------------------------------------------------------------------------------------------------------------------


                                                                               CLASS C
                                          ----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED         APRIL 21, 1994*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        TO JUNE 30, 1994
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $  12.45             $  11.58             $ 12.16               $ 12.00
                                           --------             --------             -------               -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                        1.16                 1.30                1.17                   0.17
  Net Realized and Unrealized Gain
    (Loss)                                     2.26                 0.77               (0.50)                  0.15
                                           --------             --------             -------               -------
  Total From Investment Operations             3.42                 2.07                0.67                   0.32
                                           --------             --------             -------               -------

  Net Investment Income                       (1.15)               (1.20)              (1.13)                 (0.16)
  Net Realized Gain                           (0.51)                  --               (0.12)                    --
                                           --------             --------             -------               -------
  Total Distributions                         (1.66)               (1.20)              (1.25)                 (0.16)
                                           --------             --------             -------               -------
NET ASSET VALUE, END OF PERIOD             $  14.21             $  12.45             $ 11.58               $  12.16
                                           ========             ========             =======               ========
TOTAL RETURN (1)                              29.12%               18.71%               6.20%                  2.62%
                                           ========             ========             =======               ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)          $ 41,709             $ 28,094             $11,880               $  6,081
Ratio of Expenses to Average Net
  Assets                                       2.27%                2.30%               2.30%                  2.30%**
Ratio of Net Investment Income to
  Average Net Assets                           9.04%               11.40%              10.72%                  7.54%**
Portfolio Turnover Rate                         157%                 220%                178%                    19%
----------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                 $     --             $   0.04             $  0.05               $   0.06
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                 --                 2.44%               2.74%                  4.00%**
  Net Invesment Income to Average Net
    Assets                                       --                11.26%              10.28%                  5.84%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

                                                         -----------------------
                                                                    107
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                              LATIN AMERICAN FUND

                                                                   CLASS A                                   CLASS B
                                          ----------------------------------------------------------     ----------------
                                                YEAR ENDED           YEAR ENDED        JULY 6, 1994*           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 12.63              $  9.08              $ 12.00              $ 12.45
                                                   -------              -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.02                 0.10                (0.02)               (0.03)
  Net Realized and Unrealized Gain
    (Loss)                                            6.46                 3.47                (2.70)                6.28
                                                   -------              -------              -------              -------
  Total From Investment Operations                    6.48                 3.57                (2.72)                6.25
                                                   -------              -------              -------              -------
DISTRIBUTIONS
  Net Investment Income                                 --                (0.02)                  --                   --
  In Excess of Net Investment Income                 (0.09)                  --                   --                (0.08)
  Net Realized Gain                                  (1.63)                  --                   --                (1.63)
  Return of Capital                                     --                   --                (0.20)                  --
                                                   -------              -------              -------              -------
  Total Distributions                                (1.72)               (0.02)               (0.20)               (1.71)
                                                   -------              -------              -------              -------
NET ASSET VALUE, END OF PERIOD                     $ 17.39              $ 12.63              $  9.08              $ 16.99
                                                   =======              =======              =======              =======
TOTAL RETURN (1)                                     57.32%               39.35%              (23.07)%              56.17%
                                                   =======              =======              =======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $84,401              $18,701              $ 7,658              $14,314
Ratio of Expenses to Average Net
  Assets                                              2.24%                2.11%                2.46%**              2.99%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              (0.08)%               1.18%               (0.44)%**            (0.78)%
Portfolio Turnover Rate                                241%                 131%                 107%                 241%
Average Commission Rate #
  Per Share                                        $0.0006                  N/A                  N/A              $0.0006
  As a Percentage of Trade Amount                     0.31%                 N/A                  N/A                 0.31%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.10              $  0.09              $  0.13              $  0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.77%                3.28%                4.30%**              3.55%
  Net Investment Income (Loss) to
    Average Net Assets                               (0.61)%               0.01%               (2.26)%**            (1.34)%
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                             2.10%                2.10%                2.10%**              2.85%
-------------------------------------------------------------------------------------------------------------------------


                                          AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS             JUNE 30, 1996
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 9.58
                                                      ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                 0.03
  Net Realized and Unrealized Gain
    (Loss)                                              2.84
                                                      ------
  Total From Investment Operations                      2.87
                                                      ------
DISTRIBUTIONS
  Net Investment Income                                   --
  In Excess of Net Investment Income                      --
  Net Realized Gain                                       --
  Return of Capital                                       --
                                                      ------
  Total Distributions                                     --
                                                      ------
NET ASSET VALUE, END OF PERIOD                        $12.45
                                                      ======
TOTAL RETURN (1)                                       29.26%
                                                      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                     $2,041
Ratio of Expenses to Average Net
  Assets                                                2.87%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                 0.88%**
Portfolio Turnover Rate                                  131%
Average Commission Rate #
  Per Share                                              N/A
  As a Percentage of Trade Amount                        N/A
--------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                            $ 0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                        3.89%**
  Net Investment Income (Loss) to
    Average Net Assets                                 (0.14)%**
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                               2.85%**
------------------------------------------------------------------------------------------------------------

                                                                   CLASS C
                                          ----------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED        JULY 6, 1994*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 12.43               $ 8.99               $12.00
                                                   -------               ------               ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                              (0.07)                0.04                (0.08)
  Net Realized and Unrealized Gain
    (Loss)                                            6.31                 3.40                (2.73)
                                                   -------               ------               ------
  Total From Investment Operations                    6.24                 3.44                (2.81)
                                                   -------               ------               ------
DISTRIBUTIONS
  Net Investment Income                                 --                   --                   --
  In Excess of Net Investment Income                 (0.03)                  --                   --
  Net Realized Gain                                  (1.63)                  --                   --
  Return of Capital                                     --                   --                (0.20)
                                                   -------               ------               ------
  Total Distributions                                (1.66)                  --                (0.20)
                                                   -------               ------               ------
NET ASSET VALUE, END OF PERIOD                     $ 17.01               $12.43               $ 8.99
                                                   =======               ======               ======
TOTAL RETURN (1)                                     56.04%               38.26%              (23.83)%
                                                   =======               ======               ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $20,345               $6,780               $4,085
Ratio of Expenses to Average Net
  Assets                                              2.99%                2.86%                3.20%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              (0.79)%               0.42%               (1.16)%**
Portfolio Turnover Rate                                241%                 131%                 107%
Average Commission Rate #
  Per Share                                        $0.0006                  N/A                  N/A
  As a Percentage of Trade Amount                     0.31%                 N/A                  N/A
----------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.05               $ 0.12               $ 0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.56%                4.06%                5.20%**
  Net Investment Income (Loss) to
    Average Net Assets                               (1.36)%              (0.78)%              (3.16)%**
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                             2.85%                2.85%                2.85%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         108
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                             EMERGING MARKETS FUND

                                                                  CLASS A                                 CLASS B
                                          -------------------------------------------------------     ----------------
                                                YEAR ENDED        YEAR ENDED        JULY 6, 1994*           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997     JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1997
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          12.06     $       10.61     $          12.00     $          11.94
                                          ----------------     -------------             --------             --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.01              0.05                 0.05                (0.03)
  Net Realized and Unrealized Gain
    (Loss)                                            1.57              1.44                (1.44)                1.50
                                          ----------------     -------------             --------             --------
  Total From Investment Operations                    1.58              1.49                (1.39)                1.47
                                          ----------------     -------------             --------             --------
DISTRIBUTIONS
  Net Investment Income                                 --             (0.04)                  --                   --
  In Excess of Net Investment Income                 (0.04)               --                   --                (0.04)
  Net Realized Gain                                  (0.13)               --                   --                (0.13)
                                          ----------------     -------------             --------             --------
  Total Distributions                                (0.17)            (0.04)                  --                (0.17)
                                          ----------------     -------------             --------             --------
NET ASSET VALUE, END OF PERIOD            $          13.47     $       12.06     $          10.61     $          13.24
                                          ================     =============             ========             ========
TOTAL RETURN (1)                                     13.54%            14.16%              (11.58)%              12.67%
                                          ================     =============             ========             ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $        119,022     $     114,850     $         26,091     $         35,966
Ratio of Expenses to Average Net
  Assets                                              2.21%             2.16%                2.33%**              2.96%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              (0.06)%            0.93%                0.81%**             (0.64)%
Portfolio Turnover Rate                                 82%               42%                  32%                  82%
Average Commission Rate #
  Per Share                               $         0.0007               N/A                  N/A     $         0.0007
  As a Percentage of Trade Amount                     0.39%              N/A                  N/A                 0.39%
----------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.03     $        0.02     $           0.04     $           0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.41%             2.56%                3.10%**              3.17%
  Net Invesment Income (Loss) to
    Average Net Assets                               (0.27)%            0.53%                0.04%**             (0.87)%
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                             2.15%             2.15%                2.15%**              2.90%
----------------------------------------------------------------------------------------------------------------------


                                           AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS              JUNE 30, 1996
-------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $                10.91
                                                     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.01
  Net Realized and Unrealized Gain
    (Loss)                                               1.02
                                                     --------
  Total From Investment Operations                       1.03
                                                     --------
DISTRIBUTIONS
  Net Investment Income                                    --
  In Excess of Net Investment Income                       --
  Net Realized Gain                                        --
                                                     --------
  Total Distributions                                      --
                                                     --------
NET ASSET VALUE, END OF PERIOD         $                11.94
                                                     ========
TOTAL RETURN (1)                                         9.45%
                                                     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $               10,416
Ratio of Expenses to Average Net
  Assets                                                 2.91%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                  0.30%**
Portfolio Turnover Rate                                    42%
Average Commission Rate #
  Per Share                                               N/A
  As a Percentage of Trade Amount                         N/A
----------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $                 0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                         3.31%**
  Net Invesment Income (Loss) to
    Average Net Assets                                  (0.10)%**
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                                2.90%**
---------------------------------------------------------------------------------------------------------------


                                                                     CLASS C
                                          -------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED        JULY 6, 1994* TO
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996           JUNE 30, 1995
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          11.93     $          10.53     $             12.00
                                                  --------             --------                --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                       (0.08)               (0.01)                     --
  Net Realized and Unrealized Gain
    (Loss)                                            1.55                 1.41                   (1.47)
                                                  --------             --------                --------
  Total From Investment Operations                    1.47                 1.40                   (1.47)
                                                  --------             --------                --------
DISTRIBUTIONS
  Net Investment Income                                 --                   --                      --
  In Excess of Net Investment Income                 (0.01)                  --                      --
  Net Realized Gain                                  (0.13)                  --                      --
                                                  --------             --------                --------
  Total Distributions                                (0.14)                  --                      --
                                                  --------             --------                --------
NET ASSET VALUE, END OF PERIOD            $          13.26     $          11.93     $             10.53
                                                  ========             ========                ========
TOTAL RETURN (1)                                     12.66%               13.30%                 (12.25)%
                                                  ========             ========                ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         57,958     $         43,601     $            22,245
Ratio of Expenses to Average Net
  Assets                                              2.96%                2.91%                   3.08%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              (0.79)%              (0.11)%                  0.06%**
Portfolio Turnover Rate                                 82%                  42%                     32%
Average Commission Rate #
  Per Share                               $         0.0007                  N/A                     N/A
  As a Percentage of Trade Amount                     0.39%                 N/A                     N/A
-------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.02     $           0.03     $              0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.17%                3.34%                   3.90%**
  Net Invesment Income (Loss) to
    Average Net Assets                               (1.00)%              (0.54)%                 (0.76)%**
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                             2.90%                2.90%                   2.90%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    109
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                             AGGRESSIVE EQUITY FUND

                                                            CLASS A                           CLASS B
                                          -------------------------------------------     ----------------
                                                YEAR ENDED        JANUARY 2, 1996* TO           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997              JUNE 30, 1996        JUNE 30, 1997
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 14.40                     $12.00              $ 14.38
                                                   -------                     ------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.01                       0.06                (0.02)
  Net Realized and Unrealized Gain                    3.95                       2.40                 3.86
                                                   -------                     ------              -------
  Total From Investment Operations                    3.96                       2.46                 3.84
                                                   -------                     ------              -------
DISTRIBUTION:
  Net Investment Income                              (0.03)                     (0.06)               (0.02)
  Net Realized Gain                                  (1.35)                        --                (1.35)
                                                   -------                     ------              -------
  Total Distributions                                (1.38)                     (0.06)               (1.37)
                                                   -------                     ------              -------
NET ASSET VALUE, END OF PERIOD                     $ 16.98                     $14.40              $ 16.85
                                                   =======                     ======              =======
TOTAL RETURN (1)                                     28.93%                     20.52%               28.01%
                                                   =======                     ======              =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                  $22,521                     $5,382              $34,382
Ratio of Expenses to Average Net
  Assets                                              1.57%                      2.03%**              2.32%
Ratio of Net Investment Income (Loss)
  to
  Average Net Assets                                 (0.04)%                     1.22%**             (0.83)%
Portfolio Turnover Rate                                241%                       204%                 241%
Average Commission Rate #                          $0.0536                        N/A              $0.0536
----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                         $  0.22                     $ 0.06              $  0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.38%                      3.26%**              2.88%
  Net Investment Income to Average
    Net Assets                                       (0.85)%                    (0.01)%**            (1.43)%
Ratio of Expenses to Average Net
  Assets
  excluding dividend expense on
  securities sold short                               1.50%                      1.50%**              2.25%

                                                                                    CLASS C
                                                                  -------------------------------------------
                                          JANUARY 2, 1996* TO           YEAR ENDED        JANUARY 2, 1996* TO
SELECTED PER SHARE DATA AND RATIOS              JUNE 30, 1996        JUNE 30, 1997              JUNE 30, 1996
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.00              $ 14.37                     $12.00
                                                       ------              -------                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.03                (0.06)                      0.03
  Net Realized and Unrealized Gain                       2.39                 3.89                       2.38
                                                       ------              -------                     ------
  Total From Investment Operations                       2.42                 3.83                       2.41
                                                       ------              -------                     ------
DISTRIBUTION:
  Net Investment Income                                 (0.04)               (0.02)                     (0.04)
  Net Realized Gain                                        --                (1.35)                        --
                                                       ------              -------                     ------
  Total Distributions                                   (0.04)               (1.37)                     (0.04)
                                                       ------              -------                     ------
NET ASSET VALUE, END OF PERIOD                         $14.38              $ 16.83                     $14.37
                                                       ======              =======                     ======
TOTAL RETURN (1)                                        20.18%               28.04%                     20.10%
                                                       ======              =======                     ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                      $2,426              $ 9,410                     $2,582
Ratio of Expenses to Average Net
  Assets                                                 2.67%**              2.32%                      2.67%**

Ratio of Net Investment Income (Loss)
  to
  Average Net Assets                                     0.43%**             (0.77)%                     0.44%**

Portfolio Turnover Rate                                   204%                 241%                       204%

Average Commission Rate #                                 N/A              $0.0536                        N/A
----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                             $ 0.07              $  0.07                     $ 0.07
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                         3.79%**              3.23%                      3.80%**

  Net Investment Income to Average
    Net Assets                                          (0.69)%**            (1.67)%                    (0.69)%**
Ratio of Expenses to Average Net
  Assets
  excluding dividend expense on
  securities sold short                                  2.25%**              2.25%                      2.25%**


--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         110
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                             U.S. REAL ESTATE FUND

                                                       CLASS A                               CLASS B                     CLASS C
                                          ---------------------------------     ---------------------------------     -------------
                                             YEAR ENDED     MAY 1, 1996* TO        YEAR ENDED     MAY 1, 1996* TO        YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997       JUNE 30, 1996     JUNE 30, 1997       JUNE 30, 1996     JUNE 30, 1997
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $       12.52     $         12.00     $       12.52     $         12.00     $       12.52
                                          -------------              ------     -------------              ------     -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.37                0.08              0.15                0.07              0.20
  Net Realized and Unrealized Gain                 4.03                0.48              4.12                0.48              4.07
                                          -------------              ------     -------------              ------     -------------
  Total From Investment Operations                 4.40                0.56              4.27                0.55              4.27
                                          -------------              ------     -------------              ------     -------------
DISTRIBUTION:
  Net Investment Income                           (0.29)              (0.04)            (0.19)              (0.03)            (0.19)
  Net Realized Gain                               (0.24)                 --             (0.24)                 --             (0.24)
                                          -------------              ------     -------------              ------     -------------
  Total Distributions                             (0.53)              (0.04)            (0.43)              (0.03)            (0.43)
                                          -------------              ------     -------------              ------     -------------
NET ASSET VALUE, END OF PERIOD            $       16.39     $         12.52     $       16.36     $         12.52     $       16.36
                                          =============              ======     =============              ======     =============
TOTAL RETURN (1)                                  35.75%               4.63%            34.58%               4.54%            34.56%
                                          =============              ======     =============              ======     =============
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $      14,827     $         1,829     $       7,120     $         2,197     $       2,369
Ratio of Expenses to Average Net
  Assets                                           1.55%               1.55%**           2.30%               2.30%**           2.30%
Ratio of Net Investment Income to
  Average Net Assets                               2.33%               4.11%**           1.49%               3.35%**           1.46%
Portfolio Turnover Rate                             143%                  0%              143%                  0%              143%
Average Commission Rate #                 $      0.0582                 N/A     $      0.0582                 N/A     $      0.0582
-----------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $        0.16     $          0.08     $        0.11     $          0.07     $        0.17
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   2.51%               5.58%**           3.39%               6.34%**           3.58%
  Net Investment Income to Average
    Net Assets                                     1.36%               0.08%**           0.39%              (0.69)%**          0.16%


                                       MAY 1, 1996* TO
SELECTED PER SHARE DATA AND RATIOS       JUNE 30, 1996
------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         12.00
                                                ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                           0.07
  Net Realized and Unrealized Gain                0.48
                                                ------
  Total From Investment Operations                0.55
                                                ------
DISTRIBUTION:
  Net Investment Income                          (0.03)
  Net Realized Gain                                 --
                                                ------
  Total Distributions                            (0.03)
                                                ------
NET ASSET VALUE, END OF PERIOD         $         12.52
                                                ======
TOTAL RETURN (1)                                  4.54%
                                                ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $         1,782
Ratio of Expenses to Average Net
  Assets                                          2.30%**
Ratio of Net Investment Income to
  Average Net Assets                              3.39%**
Portfolio Turnover Rate                              0%
Average Commission Rate #                          N/A
--------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $          0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  6.32%**
  Net Investment Income to Average
    Net Assets                                   (0.63)%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    111
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                                HIGH YIELD FUND

                                                          CLASS A                                     CLASS B
                                          ---------------------------------------     ---------------------------------------
                                                YEAR ENDED        MAY 1, 1996* TO           YEAR ENDED        MAY 1, 1996* TO
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997          JUNE 30, 1996        JUNE 30, 1997          JUNE 30, 1996
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          11.92     $            12.00     $          11.93     $            12.00
                                                    ------                 ------               ------                 ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               1.07                   0.13                 0.98                   0.12
  Net Realized and Unrealized Gain
    (Loss)                                            0.99                  (0.09)                0.99                  (0.09)
                                                    ------                 ------               ------                 ------
  Total From Investment Operations                    2.06                   0.04                 1.97                   0.03
                                                    ------                 ------               ------                 ------
DISTRIBUTION:
  Net Investment Income                              (1.07)                 (0.12)               (0.99)                 (0.10)
  Net Realized Gain                                  (0.05)                    --                (0.05)                    --
                                                    ------                 ------               ------                 ------
  Total Distributions                                (1.12)                 (0.12)               (1.04)                 (0.10)
                                                    ------                 ------               ------                 ------
NET ASSET VALUE, END OF PERIOD            $          12.86     $            11.92     $          12.86     $            11.93
                                                    ======                 ======               ======                 ======
TOTAL RETURN (1)                                     18.12%                  0.29%               17.22%                  0.21%
                                                    ======                 ======               ======                 ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $          8,980     $            3,907     $          8,617     $            3,421
Ratio of Expenses to Average Net
  Assets                                              1.25%                  1.25%**              2.00%                  2.00%**
Ratio of Net Investment Income to
  Average Net Assets                                  8.83%                  6.85%**              7.99%                  6.08%**
Portfolio Turnover Rate                                104%                    10%                 104%                    10%
-----------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.10     $             0.04     $           0.10     $             0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.04%                  3.51%**              2.82%                  4.25%**
  Net Investment Income to Average
    Net Assets                                        8.04%                  4.59%**              7.17%                  3.83%**

                                                       CLASS C
                                       ---------------------------------------
                                             YEAR ENDED        MAY 1, 1996* TO
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997          JUNE 30, 1996
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $          11.93     $            12.00
                                                 ------                 ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.99                   0.12
  Net Realized and Unrealized Gain
    (Loss)                                         0.98                  (0.09)
                                                 ------                 ------
  Total From Investment Operations                 1.97                   0.03
                                                 ------                 ------
DISTRIBUTION:
  Net Investment Income                           (0.99)                 (0.10)
  Net Realized Gain                               (0.05)                    --
                                                 ------                 ------
  Total Distributions                             (1.04)                 (0.10)
                                                 ------                 ------
NET ASSET VALUE, END OF PERIOD         $          12.86     $            11.93
                                                 ======                 ======
TOTAL RETURN (1)                                  17.21%                  0.21%
                                                 ======                 ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $          4,970     $            3,316
Ratio of Expenses to Average Net
  Assets                                           2.00%                  2.00%**
Ratio of Net Investment Income to
  Average Net Assets                               8.03%                  6.07%**
Portfolio Turnover Rate                             104%                    10%
-----------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $           0.11     $             0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   2.88%                  4.25%**
  Net Investment Income to Average
    Net Assets                                     7.15%                  3.82%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

------------------
         112
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                           INTERNATIONAL MAGNUM FUND

                                                CLASS A                 CLASS B                 CLASS C
                                          -------------------     -------------------     -------------------
                                             JULY 1, 1996* TO        JULY 1, 1996* TO        JULY 1, 1996* TO
SELECTED PER SHARE DATA AND RATIOS              JUNE 30, 1997           JUNE 30, 1997           JUNE 30, 1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $             12.00     $             12.00     $             12.00
                                                      -------                 -------                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.17                    0.10                    0.06
  Net Realized and Unrealized Gain                       1.88                    1.85                    1.88
                                                      -------                 -------                 -------
  Total From Investment Operations                       2.05                    1.95                    1.94
                                                      -------                 -------                 -------
DISTRIBUTION:
  Net Investment Income                                 (0.13)                  (0.10)                  (0.10)
  Net Realized Gain                                     (0.01)                  (0.01)                  (0.01)
                                                      -------                 -------                 -------
  Total Distributions                                   (0.14)                  (0.11)                  (0.11)
                                                      -------                 -------                 -------
NET ASSET VALUE, END OF PERIOD            $             13.91     $             13.84     $             13.83
                                                      =======                 =======                 =======
TOTAL RETURN (1)                                        17.30%                  16.40%                  16.27%
                                                      =======                 =======                 =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $            21,961     $            18,215     $             9,156
Ratio of Expenses to Average Net
  Assets                                                 1.65%                   2.40%                   2.40%
Ratio of Net Investment Income to
  Average Net Assets                                     1.39%                   0.54%                   0.29%
Portfolio Turnover Rate                                    22%                     22%                     22%
Average Commission Rate #
  Per Share                               $            0.0318     $            0.0318     $            0.0318
  As a Percentage of Trade Amount                        0.33%                   0.33%                   0.33%
-------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $              0.11     $              0.17     $              0.21
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                         2.50%                   3.34%                   3.45%
  Net Investment Income (Loss) to
    Average Net Assets                                   0.52%                  (0.42)%                 (0.77)%

--------------------------------------------------------------------------------

  *  Commencement of operations
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

                                                         -----------------------
                                                                    113
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997     JUNE 30, 1996     JUNE 30, 1995     JUNE 30, 1994     JUNE 30, 1993
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $        1.00     $        1.00     $        1.00     $        1.00     $        1.00
                                          -------------     -------------     -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                          0.0443            0.0464            0.0448            0.0243            0.0246
  Net Realized and Unrealized Gain
    (Loss)                                           --           (0.0011)               --            0.0011            0.0002
                                          -------------     -------------     -------------     -------------     -------------
  Total From Investment Operations               0.0443            0.0453            0.0448            0.0254            0.0248
                                          -------------     -------------     -------------     -------------     -------------
DISTRIBUTIONS:
  Net Investment Income                         (0.0443)          (0.0464)          (0.0448)          (0.0243)          (0.0246)
  Net Realized Gain                                  --           (0.0001)               --           (0.0011)          (0.0002)
                                          -------------     -------------     -------------     -------------     -------------
  Total Distributions                           (0.0443)          (0.0465)          (0.0448)          (0.0254)          (0.0248)
                                          -------------     -------------     -------------     -------------     -------------
NET ASSET VALUE, END OF PERIOD            $        1.00     $        1.00     $        1.00     $        1.00     $        1.00
                                          =============     =============     =============     =============     =============
TOTAL RETURN                                       4.53%             4.72%             4.58%             2.45%             2.51%
                                          =============     =============     =============     =============     =============
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $      94,768     $     145,978     $      67,505     $     102,551     $     101,736
Ratio of Expenses to Average Net
  Assets                                           0.95%             0.95%             0.95%             0.95%             0.95%
Ratio of Net Investment Income to
  Average Net Assets                               4.43%             4.68%             4.61%             2.40%             2.50%
-------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   1.27%             1.24%             1.12%             1.22%             1.19%
  Net Investment Income to Average
    Net Assets                                     4.10%             4.39%             4.44%             2.13%             2.26%
-------------------------------------------------------------------------------------------------------------------------------

------------------
         114
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                               MONEY MARKET FUND

                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $           1.00     $           1.00     $           1.00     $           1.00
                                                  --------             --------             --------             --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                             0.0450               0.0463               0.0446               0.0246
  Net Realized and Unrealized Gain
    (Loss)                                              --              (0.0006)              0.0001                   --
                                                  --------             --------             --------             --------
  Total From Investment Operations                  0.0450               0.0457               0.0447               0.0246
                                                  --------             --------             --------             --------
DISTRIBUTIONS:
  Net Investment Income                            (0.0450)             (0.0463)             (0.0446)             (0.0246)
  Net Realized Gain                                     --                   --              (0.0001)                  --
                                                  --------             --------             --------             --------
  Total Distributions                              (0.0450)             (0.0463)             (0.0447)             (0.0246)
                                                  --------             --------             --------             --------
NET ASSET VALUE, END OF PERIOD            $           1.00     $           1.00     $           1.00     $           1.00
                                                  ========             ========             ========             ========
TOTAL RETURN                                          4.60%                4.72%                4.55%                2.49%
                                                  ========             ========             ========             ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $        138,422     $        170,973     $        171,515     $        176,599
Ratio of Expenses to Average Net
  Assets                                              0.98%                0.98%                0.98%                0.98%
Ratio of Net Investment Income to
  Average Net Assets                                  4.50%                4.65%                4.45%                2.45%
-------------------------------------------------------------------------------------------------------------------------
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      1.27%                1.22%                1.18%                1.19%
  Net Investment Income to Average
    Net Assets                                        4.20%                4.41%                4.25%                2.24%
-------------------------------------------------------------------------------------------------------------------------

                                             YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1993
-------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $           1.00
                                               --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                          0.0243
  Net Realized and Unrealized Gain
    (Loss)                                       0.0001
                                               --------
  Total From Investment Operations               0.0244
                                               --------
DISTRIBUTIONS:
  Net Investment Income                         (0.0243)
  Net Realized Gain                             (0.0001)
                                               --------
  Total Distributions                           (0.0244)
                                               --------
NET ASSET VALUE, END OF PERIOD         $           1.00
                                               ========
TOTAL RETURN                                       2.47%
                                               ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $        156,310
Ratio of Expenses to Average Net
  Assets                                           0.98%
Ratio of Net Investment Income to
  Average Net Assets                               2.44%
--------------------------------------------------------------------------
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   1.20%
  Net Investment Income to Average
    Net Assets                                     2.22%
-------------------------------------------------------------------------------------------

                                                         -----------------------
                                                                    115
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

Morgan Stanley Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on August 14, 1992 and commenced operations on January 4, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which offers redeemable shares of diversified and non-diversified investment portfolios.

As of June 30, 1997, the Fund had thirteen separate active investment portfolios: Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley American Value Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley Latin American Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Aggressive Equity Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley High Yield Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Government Obligations Money Market Fund and Morgan Stanley Money Market Fund (referred to herein respectively as "Global Equity Allocation Fund," "Global Fixed Income Fund," "Asian Growth Fund," "American Value Fund," "Worldwide High Income Fund," "Latin American Fund," "Emerging Markets Fund," "Aggressive Equity Fund," "U.S. Real Estate Fund," "High Yield Fund," "International Magnum Fund," "Government Obligations Money Market Fund" and "Money Market Fund," individually a "Portfolio" and collectively as the "Portfolios").

The Fund currently offers three classes of shares, Class A, Class B and Class C Shares (with the exception of the Government Obligations Money Market and Money Market Funds). Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge on redemptions made within 5 years of purchase which declines annually from 5% for redemptions made in year one, down to 1.50% in year five. The contingent deferred sales charge is based on the lesser of the current market value of the shares redeemed or the total cost of such shares. Class B shares will automatically convert to Class A shares after the seventh year following purchase. Class C shares are sold with a contingent deferred sales charge of 1% for shares that are redeemed within one year of purchase, based on the lesser of the current market value of the shares redeemed or the total cost of such shares. All three classes of shares have identical voting, dividend, liquidation and other rights. The Fund began offering the current Class B shares on August 1, 1995. Class B shares held prior to May 1, 1995 were renamed Class C shares.

On July 16, 1996, The Boards of Directors of the PCS Cash Fund, Inc. approved an Agreement and Plan of Reorganization and Liquidation by and between the PCS Cash Fund, Inc. (comprised of the PCS Government-Obligations Money Market Portfolio, PCS Money Market Portfolio and PCS Tax-Free Money Market Portfolio) and Morgan Stanley Fund, Inc. On September 26, 1996, all or substantially all of the PCS Cash Fund, Inc.'s assets and liabilities were transferred to Morgan Stanley Fund, Inc. in exchange for shares of Morgan Stanley Fund, Inc.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Securities owned by the Government Obligations Money Market and Money Market Funds are stated at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. TAXES: It is each portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. A portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned.

At June 30, 1997, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by U.S. Federal income tax regulations, through the indicated expiration dates:

                                               EXPIRATION DATE
                                                 JUNE 30, 2004
PORTFOLIOS                                               (000)
-------------------------------------  -----------------------
Government Obligations Money
  Market.............................  $               90
Money Market.........................  $               98

-----------------------
         116

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period from November 1, 1996 to June 30, 1997 certain Portfolios incurred and elected to defer until July 1, 1997, for U.S. Federal income tax purposes, net currency and capital losses of approximately:

                                                  CURRENCY
                                               AND CAPITAL
                                                    LOSSES
PORTFOLIO                                            (000)
-------------------------------------  -------------------
Global Fixed Income..................  $              83
Asian Growth.........................              8,841
Latin American.......................                 11
Emerging Markets.....................                223

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities is treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

The net assets of certain Portfolios include issuers located in emerging markets. There will be certain considerations and risks of these investments not typically associated with investments in the United States. Changes in currency exchange rates will affect the value of and investment income from such securities. The smaller size of the markets themselves, lesser liquidity and greater volatility contribute to risks in valuation as compared with the U.S. securities markets. Also there is often substantially less publicly available information about these issuers. Emerging markets may be subject to a greater degree of governmental involvement in the economy and greater economic and political uncertainty. Accordingly the price which the Fund realizes upon the sale of securities in such markets may not be equal to its value as presented in the financial statements.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in domestic companies may be subject to limitations in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign" shares' market values may vary.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange

                                                              ------------------
                                                                    117

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts but is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. SHORT SALES: The Aggressive Equity Fund may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to purchase securities at the market price to replace the borrowed securities at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay dividends or interests payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from the purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

7. PURCHASED OPTIONS: Certain Portfolios may purchase call or put options on their portfolio securities. A Portfolio may purchase call options to protect against an increase in the price of a security it anticipates purchasing. A Portfolio may purchase put options on securities which it holds to protect against a decline in the value of the security. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

8. SECURITY LENDING: Certain Portfolios may lend investment securities to qualified institutional investors who borrow securities in order to complete certain transactions. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Portfolios that lend securities receive cash, securities issued or guaranteed by the U.S. Government or letters of credit as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested in interest bearing repurchase agreements with approved counterparties. A portion of the interest received on the repurchase agreements is retained by the Fund and the remainder is rebated to the borrower of the securities. The net amount of interest earned and interest rebated is included in the Statement of Operations as interest income. The value of loaned securities and related collateral outstanding at June 30, 1997 is as follows:

                                               VALUE OF LOANED            VALUE OF
                                                    SECURITIES          COLLATERAL
PORTFOLIO                                                (000)               (000)
-------------------------------------  -----------------------          ----------
Global Equity Allocation.............  $             26,175     $          29,822

At June 30, 1997, the Fund had invested the cash collateral in a repurchase agreement with Goldman Sachs. Such repurchase agreement was collateralized by U.S. Treasury obligations.

Morgan Stanley Trust Company, an affiliate of the Investment Adviser, administers the security lending program and for its services the Fund incurred fees in the amount of $23,000 for the year ended June 30, 1997.

9. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: Each Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not exceeding 120 days) after the date of the transaction. Additionally each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed basis, it establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a

-----------------------
         118

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

forward commitment or when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

10. STRUCTURED SECURITIES: The Worldwide High Income Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Portfolio to credit risks equivalent to that of the underlying instruments. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

11. ORGANIZATIONAL COSTS: The organizational costs of the Portfolios are being amortized on a straight line basis over a period of five years beginning with each respective Portfolio's commencement of operations. Morgan Stanley Asset Management, Inc. has agreed that in the event any of its initial shares in a Portfolio which comprised the Fund at its inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at the same time of redemption.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

Certain Portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of the cost of those securities.

The amount and the character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatment for foreign currency transactions, net operating losses, foreign taxes on net realized gains, deductibility of interest expense on short sales and gains on certain securities of corporations designated as "passive foreign investment companies."

Permanent book and tax basis differences relating to shareholder distributions may result in reclassification among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax basis differences, if any, are not included in ending undistributed (distributions in excess of) net investment income for the purpose of presenting net investment income (loss) per share in the Financial Highlights.

B. ADVISER: Morgan Stanley Asset Management, Inc. (the "Adviser" or "MSAM"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., provides the Fund with investment advisory services at a fee paid quarterly (monthly for the Government Obligations Money Market and Money Market Funds) and calculated at the annual rates of average daily net assets indicated below. The Adviser has agreed to reduce advisory fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                                                                                    CLASS B
                                                                            CLASS A             AND CLASS C
                                                                     MAX. OPERATING          MAX. OPERATING
PORTFOLIO                                      ADVISORY FEE           EXPENSE RATIO           EXPENSE RATIO
-------------------------------------  --------------------  ----------------------  ----------------------
Global Equity Allocation.............               1.00%                 1.70%                   2.45%
Global Fixed Income..................               0.75%                 1.45%                   2.20%
Asian Growth.........................               1.00%                 1.90%                   2.65%
American Value.......................               0.85%                 1.50%                   2.25%
Worldwide High Income................               0.75%                 1.55%                   2.30%
Latin American.......................               1.25%                 2.10%                   2.85%
Emerging Markets.....................               1.25%                 2.15%                   2.90%
Aggressive Equity....................               0.90%                 1.50%                   2.25%
U.S. Real Estate.....................               1.00%                 1.55%                   2.30%
High Yield...........................               0.75%                 1.25%                   2.00%
International Magnum.................               1.00%                 1.65%                   2.40%
Government Obligations Money Market..               0.45%                 0.95%                    N/A
Money Market.........................               0.45%                 0.98%                    N/A

                                                              ------------------
                                                                    119

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

C. ADMINISTRATOR: MSAM also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between MSAM and The Chase Manhattan Bank ("Chase"), through its affiliate Chase Global Funds Services Company ("CGFSC"), Chase provides certain administrative services to the Fund. Chase is compensated for such services by MSAM from the fee it receives from the Fund.

Through December 13, 1996, the Administrative services provided by CGFSC included transfer agency services. Effective December 14, 1996, transfer agency services are provided to the Fund by ACCESS Investor Services, Inc., an affiliate of MSAM.

Prior to September 26, 1996, Morgan Stanley Government Obligations Money Market Fund and Morgan Stanley Money Market Fund, formerly referred to as PCS Government Obligations Money Market Fund and PCS Money Market Fund, had an Administration and Accounting Services Agreement with PFPC Inc., a wholly owned subsidiary of the PNC Bank Corp. For administration services provided, PFPC Inc. was entitled to receive from each Fund a fee, computed daily and payable monthly, at an annual rate of 0.10% of the first $200 million of daily net assets, 0.075% of the next $200 million of daily net assets, 0.05% of the next $200 million of daily net assets and 0.03% of the daily net assets in excess of $600 million.

Also, prior to September 26, 1996, PNC Bank Corp. served as custodian for each of the Funds, and, PFPC Inc. served as the Fund's transfer agent.

D. DISTRIBUTOR: Through December 31, 1996 Morgan Stanley & Co. Incorporated, then a wholly-owned subsidiary of Morgan Stanley Group, Inc. and an affiliate of MSAM, served as the distributor of the Fund and provided all classes of each Portfolio with distribution services pursuant to separate Distribution Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940 as amended. Effective January 1, 1997, Van Kampen American Capital Distributors, Inc. ("the Distributor"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., serves as the Distributor of the Fund's shares. The Distributor is entitled to receive from the Portfolios a distribution fee, which is accrued daily and paid quarterly, of an amount of 0.25% of the Class A shares and up to 1.00%, on an annualized basis, of the average daily net assets attributable to the Class B and Class C shares of each Portfolio. The Government Obligations Money Market and Money Market Funds pay the Distributor a fee which is accrued daily and paid monthly, up to 0.50%, on an annualized basis, of the average daily net assets of those Portfolios.

Prior to September 26, 1996, Morgan Stanley Government Obligations Money Market Fund and Morgan Stanley Money Market Fund, formerly referred to as PCS Government Obligations Money Market Fund and PCS Money Market Fund, had a Distribution Agreement with Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of Morgan Stanley Group, Inc. Under the Agreement the Distributor was entitled to receive from each PCS Portfolio compensation of its distribution costs at an annual rate of up to 0.50% of daily net assets.

The Distributor may receive a front end sales charge for purchases of Class A shares. In addition, the Distributor may receive a contingent deferred sales charge for certain purchases of Class B and Class C shares of each Portfolio redeemed within one to five years following such purchase. For the year ended June 30, 1997, the Distributor has advised the Fund that it earned initial sales charges of $4,004,439 for Class A shares and deferred sales charges of $73,809 and $207,030 for Class B shares and Class C shares, respectively.

E. CUSTODIAN: Morgan Stanley Trust Company ("MSTC"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchase and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

For the year ended June 30, 1997, the following Portfolios incurred custody fees and had amounts payable to MSTC at June 30, 1997:

                                               MSTC CUSTODY             CUSTODY FEES
                                              FEES INCURRED          PAYABLE TO MSTC
FUND                                                  (000)                    (000)
-------------------------------------  --------------------  -----------------------
Global Equity Allocation.............  $            202      $              19
Global Fixed Income..................                10                      1
Asian Growth.........................               649                     59
Worldwide High Income................                40                      4
Latin American.......................               174                     13
Emerging Markets.....................               380                     31
International Magnum.................                85                      7

In addition, a Portfolio may earn interest income or incur interest expense relating to cash balances with MSTC.

F. PURCHASES AND SALES: For the year ended June 30, 1997, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were:

                                               PURCHASES     SALES
FUND                                               (000)     (000)
-------------------------------------  -----------------  --------
Global Equity Allocation.............  $         94,822   $ 68,059
Global Fixed Income..................            15,402     15,361
Asian Growth.........................           293,880    397,476
American Value.......................            62,195     36,646
Worldwide High Income................           278,203    210,400
Latin American.......................           175,549    111,367
Emerging Markets.....................           156,210    122,696
Aggressive Equity....................           106,672     61,287
U.S. Real Estate.....................            31,254     18,652
High Yield...........................            22,803     14,303
International Magnum.................            44,778      3,740

-----------------------
         120

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

Purchases and sales of long term U.S. Government securities during the year ended June 30, 1997 occurred in the Global Fixed Income Fund and totaled $3,483,000 and $2,452,000 respectively.

G. OTHER: At June 30, 1997, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Foreign denominated assets and liabilities, including Portfolio securities and foreign currency holdings, were translated at the following exchange rates as of June 30, 1997:

Argentine Peso................        0.99984    =  $1.00
Australian Dollar.............        1.32450    =  $1.00
Austrian Shilling.............       12.25850    =  $1.00
Belgian Franc.................       35.93000    =  $1.00
Brazilian Real................        1.07650    =  $1.00
British Pound.................        0.60074    =  $1.00
Canadian Dollar...............        1.38050    =  $1.00
Colombian Peso................    1,090.00000    =  $1.00
Danish Krone..................        6.63590    =  $1.00
Deutsche Mark.................        1.74310    =  $1.00
Egyptian Pound................        3.39750    =  $1.00
Finnish Markka................        5.18660    =  $1.00
French Franc..................        5.87420    =  $1.00
Hong Kong Dollar..............        7.74680    =  $1.00
Hungarian Forint..............      187.21000    =  $1.00
Indian Rupee..................       35.75000    =  $1.00
Indonesian Rupiah.............    2,431.00000    =  $1.00
Irish Punt....................        0.66094    =  $1.00
Israeli Shekel................        3.58440    =  $1.00
Italian Lira..................    1,699.20000    =  $1.00
Japanese Yen..................      114.54000    =  $1.00
Malaysian Ringgit.............        2.52350    =  $1.00
Mexican Peso..................        7.94200    =  $1.00
Netherlands Guilder...........        1.96080    =  $1.00
New Zealand Dollar............        1.47275    =  $1.00
Norwegian Krona...............        7.32460    =  $1.00
Pakistan Rupee................       40.41950    =  $1.00
Peruvian Sol..................        2.65000    =  $1.00
Philippine Peso...............       26.35000    =  $1.00
Polish Zloty..................        3.28500    =  $1.00
Singapore Dollar..............        1.42920    =  $1.00
South Korean Won..............      886.00000    =  $1.00
South African Rand............        4.53550    =  $1.00
Spanish Peseta................      147.20000    =  $1.00
Swedish Krona.................        7.73080    =  $1.00
Swiss Franc...................        1.45950    =  $1.00
Taiwan Dollar.................       27.78000    =  $1.00
Thai Baht.....................       25.88000    =  $1.00
Turkish Lira..................  148,450.00000    =  $1.00
Venezuelan Bolivar............      486.31000    =  $1.00

During the year ended June 30, 1997, the Asian Growth Fund, American Value Fund, Latin American Fund, Emerging Markets Fund and International Magnum Fund incurred approximately $326,000, $1,000, $41,000, $80,000 and $15,000,
respectively, as brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/ dealer.

At June 30, 1997 the Global Equity Allocation Fund and Emerging Markets Fund owned shares of affiliated funds for which the Funds earned dividend income of approximately $277,000 and $38,000, respectively. The Global Equity Allocation Fund incurred losses totaling $40,000 on sales of shares in affiliated funds during the period.

At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                               NET
                                                                      APPRECIATION
                               COST          APPREC.   (DEPREC.)    (DEPRECIATION)
FUND                          (000)            (000)       (000)             (000)
-------------------------  --------          -------  ----------   ---------------
Global Equity
  Allocation.............  $162,933  $       37,092   $  (5,725)   $       31,367
Global Fixed Income......     9,641              80        (175)              (95)
Asian Growth.............   320,218          63,343     (29,063)           34,280
American Value...........    71,159          13,694      (1,099)           12,595
Worldwide High Income....   181,907          14,332        (581)           13,751
Latin American...........   106,111          14,672      (1,064)           13,608
Emerging Markets.........   192,835          41,940     (21,729)           20,211
Aggressive Equity........    64,703           4,073        (782)            3,291
U.S. Real Estate.........    20,342           1,897         (74)            1,823
High Yield...............    21,617             814         (26)              788
International Magnum.....    49,695           4,657        (598)            4,059
Government Obligations
  Money Market...........    94,977              --          --                --
Money Market.............   137,740              --          --                --

H. SUBSEQUENT EVENTS: At a Special Meeting of Shareholders held on July 2, 1997, the Shareholders elected a new Board of Directors and approved, effective July 2, 1997, a new investment advisory agreement with Van Kampen American Capital Investment Advisory Corp., a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., and a new sub-advisory agreement with Morgan Stanley Asset Management Inc. Also effective July 2, 1997, the responsibilities of MSAM as administrator to the Fund were assumed by Van Kampen American Capital Investment Advisory Corp.
The Morgan Stanley Value Fund, an additional series of the Fund, has commenced operations effective July 7, 1997.

                                                              ------------------

                              MORGAN STANLEY FUNDS
                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Morgan Stanley Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios constituting Morgan Stanley Fund, Inc. (the "Fund") as of June 30, 1997, and the related statements of operations and of changes in net assets and the financial highlights for the year then ended. We have also audited the statements of changes in net assets and the financial highlights for the Global Equity Allocation Portfolio, Global Fixed Income Portfolio, Asian Growth Portfolio, American Value Portfolio, Worldwide High Income Portfolio, Latin American Portfolio, Emerging Markets Portfolio, Aggressive Equity Portfolio, U.S. Real Estate Portfolio, High Yield Portfolio and International Magnum Portfolio (collectively the "non-money market portfolios") for each of the earlier periods presented. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statements of changes in net assets for the year ended June 30, 1996 and the financial highlights for each of the four years in the period ended June 30, 1996 for the Money Market Portfolio and Government Obligations Money Market Portfolio (formerly separate portfolios of The PCS Cash Fund, Inc.) were audited by other independent accountants whose report dated July 31, 1996 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities at June 30, 1997 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the portfolios constituting Morgan Stanley Fund, Inc. at June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, and the changes in net assets and the financial highlights of the non-money market portfolios for each of the earlier periods presented, in conformity with generally accepted accounting principles.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036

August 11, 1997

-----------------------
         122

                              MORGAN STANLEY FUNDS
                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

SHAREHOLDER MEETING: (UNAUDITED)

Morgan Stanley Fund, Inc. shareholders voted on proposals at a special meeting held on July 2, 1997. The description of each proposal and number of shares voted are as follows:

1. To elect the following Directors to serve the Fund effective July 2, 1997 until such time as their          VOTED FOR
successors have been duly appointed.                                                                             (000)
                                                                                                              -----------
J. Miles Branagan...........................................................................................      278,313
Richard M. DeMartini........................................................................................      278,320
Linda Hutton Heagy..........................................................................................      278,324
R. Craig Kennedy............................................................................................      278,318
Jack E. Nelson..............................................................................................      278,315
Don G. Powell...............................................................................................      278,303
Jerome T. Robinson..........................................................................................      278,291
Phillip Rooney..............................................................................................      278,310
Fernando Sisto..............................................................................................      278,255
Wayne W. Whalen.............................................................................................      278,316

1. To elect the following Directors to serve the Fund effective July 2, 1997 until such time as their          WITHHELD
successors have been duly appointed.                                                                             (000)
                                                                                                              -----------
J. Miles Branagan...........................................................................................        1,129
Richard M. DeMartini........................................................................................        1,123
Linda Hutton Heagy..........................................................................................        1,118
R. Craig Kennedy............................................................................................        1,125
Jack E. Nelson..............................................................................................        1,128
Don G. Powell...............................................................................................        1,139
Jerome T. Robinson..........................................................................................        1,152
Phillip Rooney..............................................................................................        1,132
Fernando Sisto..............................................................................................        1,187
Wayne W. Whalen.............................................................................................        1,127

2. Approval of the investment advisory agreement by and between the following and Van Kampen    AFFIRMATIVE    AGAINST
American Capital Investment Advisory Corp.                                                         (000)        (000)
                                                                                                -----------  -----------
Global Equity Allocation Fund.................................................................        7,571           37
Global Fixed Income Fund......................................................................          838            0
Asian Growth Fund.............................................................................       16,453          157
American Value Fund...........................................................................        2,723            5
Worldwide High Income Fund....................................................................        9,498           71
Latin American Fund...........................................................................        3,181           25
Emerging Markets Fund.........................................................................       10,520           52
Aggressive Equity Fund........................................................................        1,707           15
U.S. Real Estate Fund.........................................................................          980            2
High Yield Fund...............................................................................        1,182           --
International Magnum Fund.....................................................................        1,733            1
Government Obligations Money Market Fund......................................................       77,583           21
Money Market Fund.............................................................................      143,488          204

2. Approval of the investment advisory agreement by and between the following and Van Kampen      ABSTAIN
American Capital Investment Advisory Corp.                                                         (000)
                                                                                                -----------
Global Equity Allocation Fund.................................................................          128
Global Fixed Income Fund......................................................................           20
Asian Growth Fund.............................................................................          209
American Value Fund...........................................................................           32
Worldwide High Income Fund....................................................................          150
Latin American Fund...........................................................................           57
Emerging Markets Fund.........................................................................          160
Aggressive Equity Fund........................................................................           26
U.S. Real Estate Fund.........................................................................           10
High Yield Fund...............................................................................            4
International Magnum Fund.....................................................................           41
Government Obligations Money Market Fund......................................................            0
Money Market Fund.............................................................................          578

3. Approval of the investment sub-advisory agreement by and between Van Kampen Capital          AFFIRMATIVE    AGAINST
Investment Advisory Corp. and Morgan Stanley Asset Management, Inc.                                (000)        (000)
                                                                                                -----------  -----------
Global Equity Allocation Fund.................................................................        7,569           41
Global Fixed Income Fund......................................................................          838            0
Asian Growth Fund.............................................................................       16,441          162
American Value Fund...........................................................................        2,719            5
Worldwide High Income Fund....................................................................        9,488           72
Latin American Fund...........................................................................        3,178           27
Emerging Markets Fund.........................................................................       10,514           58
Aggressive Equity Fund........................................................................        1,702           19
U.S. Real Estate Fund.........................................................................          981            2
High Yield Fund...............................................................................        1,182           --
International Magnum Fund.....................................................................        1,735            1
Government Obligations Money Market Fund......................................................       77,583           21
Money Market Fund.............................................................................      143,488          204

3. Approval of the investment sub-advisory agreement by and between Van Kampen Capital            ABSTAIN
Investment Advisory Corp. and Morgan Stanley Asset Management, Inc.                                (000)
                                                                                                -----------
Global Equity Allocation Fund.................................................................          126
Global Fixed Income Fund......................................................................           20
Asian Growth Fund.............................................................................          216
American Value Fund...........................................................................           36
Worldwide High Income Fund....................................................................          159
Latin American Fund...........................................................................           58
Emerging Markets Fund.........................................................................          160
Aggressive Equity Fund........................................................................           26
U.S. Real Estate Fund.........................................................................            8
High Yield Fund...............................................................................            4
International Magnum Fund.....................................................................           39
Government Obligations Money Market Fund......................................................            0
Money Market Fund.............................................................................          578

4. To eliminate the Morgan Stanley Worldwide High Income Fund's fundamental policy regarding      AFFIRMATIVE
diversification and to reclassify the Fund as "non-diversified".                                     (000)        AGAINST (000)
                                                                                                ---------------  ---------------
Worldwide High Income Fund....................................................................         6,033              204

4. To eliminate the Morgan Stanley Worldwide High Income Fund's fundamental policy regarding
diversification and to reclassify the Fund as "non-diversified".                                 ABSTAIN (000)
                                                                                                ---------------
Worldwide High Income Fund....................................................................           204

                                                              ------------------
                                                                    123

                              MORGAN STANLEY FUNDS
                         ADDITIONAL INFORMATION (CONT.)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

For the year ended June 30, 1997, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Global Equity Allocation Fund, American Value Fund, Aggressive Equity Fund and High Yield Fund is 15.81%, 92.51%, 7.28%, and 3.26%, respectively.

Global Equity Allocation Fund, Asian Growth Fund, American Value Fund, Latin American Fund, Emerging Markets Fund and U.S. Real Estate Fund have designated approximately $4,434,000, $8,522,000, $2,280,000, $1,429,000, $508,000 and
$1,000 as long-term capital gain for the fiscal year ended June 30, 1997.

Foreign taxes paid during the fiscal year ended June 30, 1997 amounting to $254,000, $10,000, $963,000, $189,000 and $65,000 for Global Equity Allocation
Fund, Global Fixed Income Fund, Asian Growth Fund, Emerging Markets Fund and International Magnum Fund, respectively, are expected to be passed through to shareholders as foreign tax credits on Form 1099-DIV, which will be sent to shareholders in late January 1998 for the year ended December 31, 1997. In addition, for the year ended June 30, 1997, gross income derived from sources within foreign countries amounted to $2,120,000, $489,000, $7,014,000, $3,145,000 and $496,000 for Global Equity Allocation Fund, Global Fixed Income Fund, Asian Growth Fund, Emerging Markets Fund and International Magnum Fund, respectively.

For the year ended June 30, 1997, the percentage of income earned from direct Treasury obligations was 22.94%, 25.73%, and 22.68% for the Global Fixed Income Fund, Government Obligations Money Market Fund, and Money Market Fund, respectively.

-----------------------
         124

                                                                      APPENDIX C

                      STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                          VAN KAMPEN AMERICAN CAPITAL
                               GLOBAL EQUITY FUND

                               September 28, 1997

                      STATEMENT OF ADDITIONAL INFORMATION

                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

     Van Kampen American Capital Global Equity Fund (the "Fund") is a separate, diversified series of Van Kampen American Capital World Portfolio Series Trust (the "Trust"), an open-end management investment company. This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Fund's Prospectus (the "Prospectus") dated as of the same date as this Statement of Additional Information. This Statement of Additional Information does not include all the information a prospective investor should consider before purchasing shares of the Fund. Investors should obtain and read the Prospectus prior to purchasing shares of the Fund. A Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181 or (800) 421-5666.

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
General Information.........................................    B-2
Investment Policies and Techniques..........................    B-3
Options, Futures Contracts and Related Options..............    B-3
Repurchase Agreements.......................................    B-9
Loans of Portfolio Securities...............................    B-9
Investment Restrictions.....................................    B-9
Trustees and Officers.......................................    B-11
Legal Counsel...............................................    B-19
Investment Advisory Agreements..............................    B-19
Distributor.................................................    B-20
Distribution and Service Plans..............................    B-21
Transfer Agent..............................................    B-22
Portfolio Transactions and Brokerage........................    B-22
Determination of Net Asset Value............................    B-23
Purchase and Redemption of Shares...........................    B-24
Exchange Privilege..........................................    B-26
Tax Status of the Fund......................................    B-27
Fund Performance............................................    B-27
Other Information...........................................    B-27
Report of Independent Accountants...........................    B-29
Financial Statements........................................    B-30
Notes to Financial Statements...............................    B-58

     THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED SEPTEMBER 28, 1997.

GENERAL INFORMATION

     Van Kampen American Capital World Portfolio Series Trust, formerly known as American Capital World Portfolio Series, Inc. (the "Trust"), was originally incorporated in Maryland on May 25, 1990. The Trust was reorganized under the laws of the State of Delaware as a business trust and adopted its present name as of August 31, 1995. The Trust currently is comprised of two series: Van Kampen American Capital Global Equity Fund (the "Fund") and Van Kampen American Capital Global Government Securities Fund.

     Van Kampen American Capital Asset Management, Inc. (the "Adviser"), Van Kampen American Capital Distributors, Inc. (the "Distributor"), and ACCESS Investor Services, Inc. ("ACCESS") are wholly-owned subsidiaries of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

     [Morgan Stanley, Dean Witter, Discover & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser ("MSAM" or the "Subadviser"), Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.

     VKAC offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country.

     VKAC uses an investment process designed to attempt to produce consistently good short-term results, which should help lead to superior long-term performance.

     Fully Invested: Money invested in a VKAC stock fund will normally be fully invested in the market to attempt to maximize the potential for long-term returns. The importance of being fully invested can be illustrated by the following comparison. By missing the 30 best months during the past 69 years, the value of $1.00 invested in 1926 was $19.48 at the end of 1996, compared to $1,370.95 for $1.00 that was invested for the entire period (Source: Micropal, Inc.). Of course, past performance is no guarantee of future results.

     Broadly Diversified: A broadly diversified portfolio usually reduces risk and increases relative stability. Since VKAC's goal is consistency, a broadly diversified portfolio across industries is emphasized. VKAC stock funds are varied both in terms of the number of industries and the number of stocks within each industry in which they invest. Generally, the stock funds invest in twelve broad economic sectors, and in many individual stocks within each sector.

     Clearly Defined: The basic characteristics of VKAC funds are determined by a pre-defined profile which remains constant over time.

     As of September 15, 1997, no person was known by the Fund to own beneficially or to hold of record 5% or more of the outstanding Class A shares, Class B shares or Class C shares of the Fund, except as follows:

                                                            AMOUNT OF
                                                           OWNERSHIP AT         CLASS      PERCENTAGE
             NAME AND ADDRESS OF HOLDER                 SEPTEMBER 15, 1997    OF SHARES    OWNERSHIP
             --------------------------                 ------------------    ---------    ----------
Van Kampen American Capital Trust Company                    2,262,552            A           25.08%
  2800 Post Oak Blvd.                                        2,369,231            B           28.26%
  Houston, TX 77056                                            147,055            C           16.76%

     Van Kampen American Capital Trust Company acts as custodian for certain employee benefit plans and independent retirement accounts.

INVESTMENT POLICIES AND TECHNIQUES

     The following disclosures supplement disclosures set forth under the same caption in the Prospectus and do not, standing alone, present a complete explanation of the matters disclosed.

     The investment objective of the Fund is to seek to provide long-term growth of capital.

     The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS

     The Fund may engage in transactions in options, futures contracts and related options on futures contracts. Set forth below is certain additional information regarding options, futures contracts and related options. See Prospectus for further information.

WRITING CALL AND PUT OPTIONS

     Purpose. The principal reason for writing options is to obtain, through receipt of premiums, a greater current return or total return than would be realized on the underlying securities alone. Such returns could be expected to fluctuate because premiums earned from an option writing program and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities is also likely to result in a substantially higher portfolio turnover.

     Writing Options. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. The Fund would write call options either on a covered basis or for cross-hedging purposes. A call option is covered if, at all times during the option period, the Fund would own or have the right to acquire securities of the type that it would be obligated to deliver if any outstanding option were exercised. An option is for cross-hedging purposes if it is not covered by the security subject to the option, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Fund's Custodian, cash or liquid securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.

     The purchaser of a put option pays a premium to the writer (i.e., the seller) for the right to sell the underlying security to the writer at a specified price during a certain period. The Fund would write put options only on a secured basis, which means that, at all times during the option period, the Fund would maintain in a segregated account with its Custodian cash or liquid securities in an amount of not less than the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.

     The Fund intends to limit its ability to write options such that the aggregate value of the securities underlying the calls or the obligations underlying the puts determined as of the date the options are sold shall not exceed 25% of its net assets.

     Closing Purchase Transactions and Offsetting Transactions. In order to terminate its position as a writer of a call or put option, the Fund could enter into a "closing purchase transaction", which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously written by the Fund. The Fund would realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. The Fund would also realize a gain if an option it has written lapses unexercised.

     The Fund could write options that are listed on an exchange as well as options which are privately negotiated in over-the-counter transactions. The Fund could close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, the Fund could purchase an offsetting option, which would not close out its position as a writer, but would provide an asset of equal value to its obligation under the option written. If the Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has written, it will be required to maintain the securities subject to the call or the collateral underlying the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

     Risks of Writing Options. By writing a call option, the Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option the Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

PURCHASING CALL AND PUT OPTIONS

     The Fund could purchase call options to protect (i.e., hedge) against anticipated increases in the prices of securities it wishes to acquire. Alternatively, call options could be purchased for capital appreciation. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, the Fund could benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, the Fund would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

     Put options may be purchased to protect (i.e., hedge) against anticipated declines in the market value of either specific portfolio securities or of the Fund's assets generally. Alternatively, put options may be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options.

     In any case, the purchase of options for capital appreciation would increase the Fund's volatility by increasing the impact of changes in the market price of the underlying securities on the Fund's net asset value.

     The Fund may purchase either listed or over-the-counter options.

OPTIONS ON STOCK INDEXES

     Options on stock indexes are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash which amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. A stock index fluctuates with changes in the market values of the stocks included in the index. Options are currently traded on The Chicago Board Options Exchange, the American Stock Exchange and other exchanges. The Fund may write or purchase options which are listed on an exchange as well as options which are traded over-the-counter.

     Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange, or it may let the option expire unexercised.

FOREIGN CURRENCY OPTIONS

     The Fund may purchase and write options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than five percent of the Fund's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Fund from time to time and over-the-counter options may also be purchased, but only when the Adviser believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally. See "Investment Practices and Restrictions -- Using Options, Futures Contracts and Related Options" in the Prospectus.

     The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

FUTURES CONTRACTS

     The Fund may engage in transactions involving futures contracts and related options in accordance with the rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Fund would be exempt from registration as a "commodity pool".

     A stock index futures contract is an agreement pursuant to which a party agrees to take or make delivery of cash equal to a specified dollar amount multiplied by the difference between the stock index value at a specified time and the price at which the futures contract originally was struck. No physical delivery of the underlying stocks in the index is made.

     Currently, stock index futures contracts can be purchased with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange ("CME"), the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Differences in the stocks included in the indexes may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged.

     The Fund also may invest in foreign stock index futures traded outside the United States. Foreign stock index futures traded outside the United States include the Nikkei Index of 225 Japanese stocks traded on the

Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the CME and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.

     Initial and Variation Margin. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale or a futures contract. Initially, the Fund will be required to deposit with its Custodian in an account in the broker's name an amount of cash or liquid securities equal to a percentage (which will normally range upwards of 2%) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

     For example, when the Fund has purchased a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

     Futures Strategies. When the Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is not fully invested ("anticipatory hedge"). Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. The Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that the Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Fund of a market decline and, by so doing, provide an alternative to the liquidation of securities positions in the Fund with attendant transaction costs. Ordinarily commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of securities.

     In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, futures or related options, the Fund could experience delays or losses in liquidating open positions purchased or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

     Special Risks Associated with Futures Transactions. There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, currency or index, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

     There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the securities being hedged diverges from the securities, currency or index upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective. To compensate for the imperfect correlation, the Fund could buy or sell futures contracts in a greater (lesser) dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is greater than the historical volatility of the securities, currency or index underlying the futures contract. Conversely, the Fund could buy or sell futures contracts in a lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the securities being hedged is less than the historical volatility of the securities, currency or index underlying the futures contract. It is also possible that the value of futures contracts held by the Fund could decline at the same time as portfolio securities being hedged; if this occurred, the Fund would lose money on the futures contract in addition to suffering a decline in value in the portfolio securities being hedged.

     There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities, currencies or index underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to margin depository and maintenance requirements. Rather than meet additional margin depository requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities or index underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

     There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an exchange or board of trade that provides a market for such futures contracts. Although the Fund intends to purchase or sell futures only on exchanges and boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures position and, in the event of adverse price movement, the Fund would continue to be required to make daily payments on variation margin. Since the securities being hedged would not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Fund would lose the benefit of the appreciation in value of the securities.

     Successful use of futures is also subject to the Adviser's ability to correctly predict the direction of movements in the market. For example, if the Fund hedges against a decline in the market, and market prices instead advance, the Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.

     Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described in the Prospectus, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     The Fund will not enter into a futures contract or related option (except for closing transactions) for other than for bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which the Fund may be subject may further restrict the Fund's ability to engage in transactions in futures contracts and related options.

OPTIONS ON FUTURES CONTRACTS

     The Fund could also purchase and write options on futures contracts. Options on futures contracts to be written or purchased by the Fund will be traded on United States or foreign exchanges or over-the-counter. An option on a futures contract gives the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a writer of an option on a futures contract, the Fund would be subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by the Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Fund could purchase put options on futures contracts in lieu of, and for the same purposes as the sale of a futures contract; at the same time, it could write put options at a lower strike price (a "put bear spread") to offset part of the cost of the strategy to such Fund. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.

RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS

     In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on futures. The Adviser will not purchase options on futures on any exchange unless in the Adviser's opinion, a liquid secondary exchange market for such options exists. Compared to the use of futures, the purchase of options on futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances, such as when there is no movement in the level of the index or in the price of the underlying security, when the use of an option on a future would result in a loss to the Fund when the use of a future would not.

ADDITIONAL RISKS OF OPTIONS AND FUTURES TRANSACTIONS

     Each of the United States exchanges and boards of trade has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange or board of trade may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with domestic or foreign banks or broker-dealers deemed to be creditworthy by the Adviser under guidelines approved by the Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are fully collateralized by the underlying debt securities and are considered to be loans under the Investment Company Act of 1940, as amended ("1940 Act"). The Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities) may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights. See "Investment Practices -- Repurchase Agreements" in the Prospectus for further information.

LOANS OF PORTFOLIO SECURITIES

     The Fund may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that cash or liquid securities equal in value to 100% of the market value of the securities loaned are deposited by the borrower with the Fund and are marked to market daily. While such securities are on loan, the borrower is required to pay the Fund any income accruing thereon. Furthermore, the Fund may invest the cash collateral in portfolio securities thereby increasing the return to the Fund as well as increasing the market risk to the Fund. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. However, should the Fund believe that lending securities is in the best interests of its shareholders, it would consider withdrawing it shares from sale in any such state.

     Loans would be made for short-term purposes and subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders, but any gain can be realized only if the borrower does not default. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan.

INVESTMENT RESTRICTIONS

     The Fund has adopted the following restrictions which may not be changed without approval by the vote of a majority of its outstanding voting shares which is defined by the 1940 Act as the lesser of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities. These restrictions provide that the Fund shall not:

      1. Engage in the underwriting of securities of other issuers, except that the Fund may sell an investment position even though it may be deemed to be an underwriter under the federal securities laws.

      2. Purchase any security (other than obligations of the United States Government, its agencies, or instrumentalities) if more than 25% of its total assets (taken at current value) would then be invested in a single industry.

      3. Invest more than 5% of its total assets (taken at current value) in securities of a single issuer other than the United States Government, its agencies or instrumentalities, or hold more than 10% of the outstanding voting securities of an issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      4. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. Margin deposits or payments in connection with the writing of options or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options are not deemed to be a pledge or other encumbrance.

      5. Lend money except through the purchase of (i) United States and foreign government securities, commercial paper, bankers' acceptances, certificates of deposit and similar evidences of indebtedness, both foreign and domestic, and (ii) repurchase agreements; or lend securities in an amount exceeding 15% of the total assets of the Fund. The purchase of a portion of an issue of securities described under (i) above distributed publicly, whether or not the purchase is made on the original issuance, is not considered the making of a loan.

      6. Make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

      7. Purchase securities on margin but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin.

      8. Buy or sell real estate or interests in real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of publicly traded (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies principally engaged in investing or dealing in real estate.

      9. Make investments for the purpose of exercising control or management although the Fund retains the right to vote securities held by it, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     10. Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts.

     11. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover".

     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Fund is subject to the following policies which may be amended by the Trustees and which apply at the time of purchase of portfolio securities.

      1. The Fund may not invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      2. The Fund may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

      3. The Fund may not invest in securities of any company if any officer or trustee of the Trust or of the Adviser owns more than 0.50% of the outstanding securities of such company, and such officers and trustees who own more than 0.50% own in the aggregate more than 5% of the outstanding securities of such issuer.

      4. The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Fund may acquire securities of public companies which themselves are engaged in such activities.

      5. The Fund may not invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      6. The Fund may not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy includes repurchase agreements maturing in more than seven days and over-the-counter options held by the Fund and that portion of assets used to cover such options. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") which the Trustees or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to other securities, for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists. Also excluded from this limitation on restricted securities are securities purchased by the Fund issued by other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

TRUSTEES AND OFFICERS

     The tables below list the trustees and officers of the Trust (of which the Fund is a separate series) and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor") and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisers (excluding the Van Kampen American Capital Exchange Fund and the Common Sense Trust).

                                    TRUSTEES

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee/Director of each of the
                                            funds in the Fund Complex.
Richard M. DeMartini*.....................  President and Chief Operating Officer, Dean Witter
Two World Trade Center                      Capital, a division of Dean Witter Reynolds Inc. Mr.
66th Floor                                  DeMartini is a Director of InterCapital Funds, Dean
New York, NY 10048                          Witter Distributors, Inc. and Dean Witter Trust Company.
Date of Birth: 10/12/52                     Trustee of the TCW/DW Funds. Director of the National
                                            Healthcare Resources, Inc. Formerly Vice Chairman of the
                                            Board of the National Association of Securities Dealers,
                                            Inc. and Chairman of the Board of the Nasdaq Stock
                                            Market, Inc. Trustee/Director of each of the funds in the
                                            Fund Complex.
Linda Hutton Heagy........................  Co-Managing Partner of Heidrick & Stuggles, an executive
Sears Tower                                 search firm. Prior to 1997, Partner, Ray & Berndtson,
233 South Wacker Drive                      Inc. An executive recruiting and management consulting
Suite 7000                                  firm. Formerly, Executive Vice President of ABN AMRO,
Chicago, IL 60606                           N.A., a Dutch bank holding company. Prior to 1992,
Date of Birth: 06/03/48                     Executive Vice President of La Salle National Bank.
                                            Trustee on the University of Chicago Hospitals Board, The
                                            International House Board and the Women's Board of the
                                            University of Chicago. Trustee/Director of each of the
                                            funds in the Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation.
                                            Trustee/Director of each of the funds in the Fund
                                            Complex.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee/Director of each of
                                            the funds in the Fund Complex.
Jerome L. Robinson........................  President, Robinson Technical Products Corporation, a
115 River Road                              manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                         and equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                     programming company specializing in white collar
                                            productivity. Director, Panasia Bank. Trustee/Director of
                                            each of the funds in the Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Phillip B. Rooney.........................  Vice Chairman and Director of The ServiceMaster Company,
One ServiceMaster Way                       a business and consumer services. Director of Illinois
Downers Grove, IL 60515                     Tool Works, Inc., a manufacturing company; the Urban
Date of Birth: 07/08/44                     Shopping Centers Inc., a retail mall management company;
                                            and Stone Container Corp., a paper manufacturing company.
                                            Trustee, University of Notre Dame. Formerly, President
                                            and Chief Executive Officer, Waste Management Inc., an
                                            environmental services company, and prior to that
                                            President and Chief Operating Officer, Waste Management
                                            Inc. Trustee/Director of each of the funds in the Fund
                                            Complex.
Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee/Director of each of the
                                            funds in the Fund Complex.
Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                     Capital Management, Inc. and closed-end funds advised by
                                            Advisory Corp. Trustee/Director of each of the funds in
                                            the Fund Complex, open-end funds advised by Van Kampen
                                            American Capital Management, Inc. and closed-end funds
                                            advised by Advisory Corp.

---------------
* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund and is an interested person of Asset Management with respect to certain funds advised by Asset Management by reason of his firm in the past acting as legal counsel to Asset Management. Mr. DeMartini is an interested person of the Fund and the Advisers by reason of his position with Dean Witter Capital and its affiliates.

                                    OFFICERS

     Messrs. McDonnell, Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Dennis J. McDonnell.........  President                     President and a Director of VKAC.
  Date of Birth: 05/20/42                                   President, Chief Operating Officer and a
                                                            Director of the Advisers. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Prior to November 1996, Executive
                                                            Vice President and a Director of VKAC
                                                            Holding. President of each of the funds in
                                                            the Fund Complex. President, Chairman of
                                                            the Board and Trustee of other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------

Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 06/25/56                                   Director of Asset Management. Officer of
                                                            certain other subsidiaries of VKAC. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel
  Date of Birth: 07/29/53                                   and Secretary of VKAC. Executive Vice
                                                            President, General Counsel, Assistant
                                                            Secretary and a Director of the Advisers
                                                            and the Distributor. Executive Vice
                                                            President, General Counsel and Assistant
                                                            Secretary of ACCESS. Director or officer of
                                                            certain other subsidiaries of VKAC.
                                                            Director of ICI Mutual Insurance Co., a
                                                            provider of insurance to members of the
                                                            Investment Company Institute. Prior to
                                                            November 1996, Executive Vice President,
                                                            General Counsel and Secretary of VKAC
                                                            Holding. Vice President and Secretary of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

Don G. Powell                                               Chairman, President, Chief Executive
2800 Post Oak Blvd.                                         Officer and a Director of VKAC. Chairman,
Houston, TX 77056                                           Chief Executive Officer and a Director of
  Date of Birth: 10/19/39                                   the Advisers and the Distributor. Chairman
                                                            and a Director of ACCESS. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Chairman of the Board of Governors
                                                            and the Executive Committee of the
                                                            Investment Company Institute. Prior to
                                                            November, 1996, President, Chief Executive
                                                            Officer and a Director of VKAC Holding.
                                                            President, Chief Executive Officer and a
                                                            Trustee/Director of certain investment
                                                            companies advised by Asset Management and
                                                            prior to July 1996, President, Chief
                                                            Executive Officer and a Trustee of the
                                                            funds in the Fund Complex and closed-end
                                                            investment companies advised by Advisory
                                                            Corp.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 04/20/42                                   Director of Asset Management. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Vice President of each of the funds
                                                            in the Fund Complex and certain other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Paul R. Wolkenberg..........  Vice President                Executive Vice President of the VKAC, the
  Date of Birth: 11/10/44                                   Advisers and the Distributor. President,
                                                            Chief Executive Officer and a Director of
                                                            ACCESS. Director or officer of certain
                                                            other subsidiaries of VKAC. Vice President
                                                            of each of the funds in the Fund Complex
                                                            and certain other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers. Vice
  Date of Birth: 01/11/56     Financial Officer             President and Chief Financial Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Nicholas Dalmaso............  Assistant Secretary           Vice President and Assistant Secretary of
  Date of Birth: 03/01/65                                   VKAC. Vice President and Assistant
                                                            Secretary of the Advisers and the
                                                            Distributor. Officer of certain other
                                                            subsidiaries of VKAC. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 11/15/63                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers,
                                                            the Distributor and ACCESS. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC.
                                                            Senior Vice President, Deputy General
                                                            Counsel and Secretary of the Advisers, the
                                                            Distributor and ACCESS. Officer of certain
                                                            other subsidiaries of VKAC. Prior to
                                                            November 1996, Senior Vice President,
                                                            Deputy General Counsel and Assistant
                                                            Secretary of VKAC Holding. Assistant
                                                            Secretary of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or the affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers and the Distributor. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Steven M. Hill..............  Assistant Treasurer           Assistant Vice President of the Advisers.
  Date of Birth: 10/16/64                                   Assistant Treasurer of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

M. Robert Sullivan..........  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

     Each trustee/director holds the same position with each of the funds in the Fund Complex. As of the date of this Statement of Additional Information, there are 65 operating funds in the Fund Complex. For purposes of the following compensation and benefits discussion, the Fund Complex is divided into the following three groups: the funds advised by Asset Management (the "AC Funds"), the funds advised by Advisory Corp. excluding funds organized as series of the Morgan Stanley Fund, Inc. (the "VK Funds") and the funds advised by Advisory Corp. organized as series of the Morgan Stanley Fund, Inc. (the "MS Funds"). Each trustee/director who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees/directors to defer receipt of their compensation and earn a return on such deferred amounts. Each of the AC Funds and VK Funds provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.

     The compensation of each Non-Affiliated Trustee from the AC Funds includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     The compensation of each Non-Affiliated Trustee from each VK Fund includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     The compensation of each Non-Affiliated Trustee from the MS Funds is intended to be based generally on the compensation amounts and methodology used by such funds prior to their joining the current Fund Complex on July 2, 1997. Each trustee/director was elected as a director of the MS Funds on July 2, 1997. Prior to July 2, 1997, the MS Funds were part of another fund complex (the "Prior Complex") and the former directors of the MS Funds were paid an aggregate fee allocated among the funds in the Prior Complex that resulted in individual directors receiving total compensation between approximately $8,000 to $10,000 from the MS Funds during such funds' last fiscal year.

     The trustees/directors are currently in the process of reviewing and seeking to standardize compensation and benefits across the Fund Complex.

     The trustees/directors approved an aggregate compensation cap with respect to funds in the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of funds in the Fund Complex as of July 21, 1995 and certain other exceptions. For the calendar year ended December 31, 1996, certain trustees/directors received aggregate compensation from the funds in the Fund Complex over $84,000 due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. In addition, each of Advisory Corp. or Asset Management, as the case may be, agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.

     Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.

     Each AC Fund and VK Fund has adopted a retirement plan. Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from such Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such retirement from such Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from such Fund. Each trustee/director has served as a member of the Board of Trustees of the Fund since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. Asset Management has reimbursed each AC Fund for the expenses related to the retirement plan through December 31, 1996.

     Additional information regarding compensation and benefits for trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Fund's most recently completed fiscal year or the Fund Complex' most recently completed calendar year ended December 31, 1996.

                               COMPENSATION TABLE

                                                                                                                    TOTAL
                                                                                                                COMPENSATION
                         YEAR FIRST                                     PENSION OR        ESTIMATED MAXIMUM    BEFORE DEFERRAL
                        APPOINTED OR      AGGREGATE COMPENSATION    RETIREMENT BENEFITS    ANNUAL BENEFITS        FROM FUND
                       ELECTED TO THE    BEFORE DEFERRAL FROM THE   ACCRUED AS PART OF    FROM THE FUND UPON    COMPLEX PAID
       NAME(1)              BOARD                FUND(2)                EXPENSES(3)         RETIREMENT(4)       TO TRUSTEE(5)
       -------         --------------    ------------------------   -------------------   ------------------   ---------------
J. Miles Branagan*          1991                  $1,534                     691                2,500             $104,875
Linda Hutton Heagy*         1995                  $1,534                      69                2,500              104,875
Dr. Roger Hilsman           1991                  $  764                   1,452                1,500              103,750
R. Craig Kennedy*           1995                  $1,534                      45                2,500              104,875
Donald C. Miller            1995                  $  764                       0                    0              104,875
Jack E. Nelson*             1995                  $1,284                     314                2,500               97,875
Jerome L. Robinson*         1995                  $1,534                       0                    0              101,625
Phillip B. Rooney*          1997                  $  260                       0                2,500                    0
Dr. Fernando Sisto*         1991                  $1,534                   1,661                2,500              104,875
Wayne W. Whalen*            1995                  $1,534                     218                2,500              104,875
William S. Woodside         1991                  $  764                   3,176                1,500              104,875

---------------
* Currently a member of the Board of Trustees. Mr. Phillip B. Rooney became a member of the Board of Trustees effective April 14, 1997 and thus does not have a full fiscal year of information to report.

(1) Persons not designated by an asterisk are not currently members of the Board of Trustees, but were members of the Board of Trustees during the Fund's most recently completed fiscal year. Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees on December 31, 1996. Messrs. DeMartini, McDonnell and Powell, also trustees of the Fund during all or a portion of the Fund's last fiscal year, are not included in the compensation table because they are affiliated persons of the Advisers and are not eligible for compensation or retirement benefits from the Fund.

(2) The amounts shown in this column represent the Aggregate Compensation before Deferral with respect to the Fund's fiscal year ended May 31, 1997. The following trustees deferred compensation from the Fund during the fiscal year ended May 31, 1997: Mr. Branagan, $902; Ms. Heagy, $930; Mr. Kennedy, $260; Mr. Miller, $632; Mr. Nelson, $1,152; Mr. Robinson, $1,110; and Mr. Whalen, $1,152. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from the Fund as of May 31, 1997 is as follows: Mr. Branagan, $904; Ms. Heagy, $1,748; Mr. Kennedy, $1,163; Mr. Miller, $1,355; Mr. Nelson, $1,937; Mr.
    Robinson, $1,965; Mr. Sisto, $4,933; and Mr. Whalen, $2,075. The deferred compensation plan is described above the Compensation Table.

(3) The amounts shown in this column represent the Retirement Benefits accrued by the Fund during its fiscal year ended May 31, 1997. The retirement plan is described above the Compensation Table.

(4) For Messrs. Hilsman, Miller and Woodside, this is the actual annual benefits payable by the Fund in each year of the 10-year period since such trustee's retirement. For the remaining trustees, this is the estimated maximum annual benefits payable by the Fund in each year of the 10-year period commencing in the year of such trustee's retirement from the Fund assuming: the trustee has 10 or more years of service on the Board of Trustees (including years of service prior to the adoption of the retirement plan) and retires at or after attaining the age of 60. Trustees retiring prior to the age of 60 or with fewer than 10 years of service for the Fund may receive reduced retirement benefits from the Fund. The actual annual benefit may be less if the trustee is subject to the Fund Complex retirement benefit cap or if the trustee is not fully vested at the time of retirement.

(5) The amounts shown in this column represent the aggregate compensation paid by all 51 operating investment companies in the Fund Complex as of December 31, 1996 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis. As described in the narrative preceding the table, the Fund Complex has increased in size since December 31, 1996. It is likely the aggregate compensation for the calendar year ending December 31, 1997 will be higher due to the increase in the size of the Fund Complex. As of the date of this Statement of Additional Information, the trustee/directors are in the process of reviewing and seeking to standardize compensation and benefits across the Fund Complex. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1996. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap covered the period July 22, 1995 through December 31, 1996. For the calendar year ended December 31, 1996, certain trustees received compensation over $84,000 in the aggregate due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. McDonnell, Powell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $243,375 during the calendar year ended December 31, 1996.

     As of September 15, 1997, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

LEGAL COUNSEL

     Skadden, Arps, Slate, Meagher & Flom (Illinois).

INVESTMENT ADVISORY AGREEMENTS

     The Trust and the Adviser are parties to an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. The Adviser is responsible for obtaining and evaluating economic, statistical and financial data and for formulating and implementing investment programs in furtherance of the Fund's investment objective. The Adviser also furnishes at no cost to the Fund (except as noted herein) the services of sufficient executive and clerical personnel for the Fund as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation material. In addition, the Adviser furnishes at no cost to the Fund the services of a President of the Fund, one or more Vice Presidents as needed, and a Secretary.

     The Adviser has entered into a subadvisory agreement (the "Sub-advisory Agreement") with the Subadviser to assist it in performing its investment advisory functions. The Subadviser, subject to the overall review by the Adviser and the Fund's trustees, is responsible for recommending the optimal geographical equity allocation among various markets and currencies and is responsible for providing advice with respect to specific investments in such markets, including the Fund's investment in domestic securities. The Adviser and Subadviser are hereinafter sometimes referred to as the "Adviser."

     Under the Advisory Agreement, the Trust bears the cost of its accounting services, which include maintaining its financial books and records and calculating its daily net asset value. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. Charges are allocated among the investment companies advised or subadvised by the Adviser. A portion of these amounts were paid to the Adviser or its parent in reimbursement of personnel, office space, facilities and equipment costs attributable to the provision of accounting services to the Trust. The services provided by the Adviser are at cost. The Trust also pays shareholder service agency fees, distribution fees, service fees, custodian fees, legal and auditing fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the Adviser. The Advisory Agreement also provides that the Adviser shall not be liable to the Fund for any actions or omissions if it acted without willful misfeasance, bad faith, negligence or reckless disregard of its obligations.

     Under the Advisory Agreement, the Trust pays to the Adviser, as compensation for the services rendered, facilities furnished, and expenses paid by it, a fee payable monthly, computed at the annual rate of 1.00% of average daily net assets of the Fund. For its services, the Subadviser receives from the Adviser a fee at the annual rate of 50% of the compensation received by the Adviser.

     The average net asset value for purposes of computing the advisory fee is determined by taking the average of all determinations of net asset value for each business day during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month. The fee payable to the Adviser is reduced by any commissions, tender solicitation and other fees, brokerage or similar payments received by the Adviser or any other direct or indirect majority-owned subsidiary of VK/AC Holding, Inc. in connection with the purchase and sale of portfolio investments of the Trust, less any direct expenses incurred by such subsidiary of VK/AC Holding, Inc. in connection with obtaining such payments. The Adviser agrees to use its best efforts to recapture tender solicitation fees and exchange offer fees for the Trust's benefit and to advise the Trustees of the Trust of any other commissions, fees, brokerage or similar payments which may be possible for the Adviser or any direct or indirect majority-owned subsidiary of VK/AC Holding, Inc. to receive in connection with the Fund's portfolio transactions or other arrangements which may benefit the Fund.

     The Advisory Agreement also provides that, in the event the ordinary business expenses of the Trust, calculated separately for each series, for any fiscal year should exceed the most restrictive expense limitation applicable in the states where the Trust's shares are qualified for sale, the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay the Trust monthly an amount sufficient to make up the deficiency, subject to readjustment during the fiscal year. Ordinary business expenses include the investment advisory fee and other operating costs paid by the Trust except (1) interest and taxes, (2) brokerage commissions, (3) certain litigation and indemnification expenses as described in the Advisory Agreement and (4) payments made by the Fund pursuant to its distribution plans.

     The Advisory Agreement may be continued from year to year if specifically approved at least annually (a)(i) by the Fund's Trustees or (ii) by vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' written notice.

     During the fiscal years ended May 31, 1995, 1996 and 1997 the Adviser received $1,200,835, $1,605,816 and $2,342,104, respectively, in advisory fees from the Fund. For such periods the Fund paid $28,800, $31,987 and $25,800, respectively, for accounting services.

DISTRIBUTOR

     The Distributor acts as the principal underwriter of the Trust's shares pursuant to a written agreement (the "Distribution and Service Agreement"). The Distributor has the exclusive right to distribute shares of the Fund through authorized dealers. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such shares of the Funds as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and certain other costs, including the cost of supplemental sales literature and advertising. The Distribution and Service Agreement is renewable from year to year if approved
(a) by the Fund's Trustees or by a vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of the Trustees who are not parties to the Distribution and Service Agreement or interested persons of any party, by votes cast in person at a meeting called for such purpose. The Distribution and Service Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

                                                                                      AMOUNTS
                                                              TOTAL UNDERWRITING      RETAINED
                                                                 COMMISSIONS       BY DISTRIBUTOR
                                                              ------------------   --------------
Fiscal Year Ended May 31, 1997..............................       $656,636           $86,208
Fiscal Year Ended May 31, 1996..............................       $491,380           $34,742
Fiscal Year Ended May 31, 1995..............................       $399,444           $ 1,104

DISTRIBUTION AND SERVICE PLANS

     The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the "Plans". The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Distribution Plan and the Service Plan are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor of each class of the Fund's shares, sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

     The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to any class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to any class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.

     For the fiscal year ended May 31, 1997, the Fund's aggregate expenses under the Class B Plan were $1,046,812 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $786,179 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $260,633 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Plans. For the fiscal year ended May 31, 1997, the Fund's aggregate expenses under the Plans for Class C shares were $107,843 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $45,347 for commissions and transaction fees paid to financial intermediaries in respect of sales of

Class C shares of the Fund and $62,496 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Class C Plan.

TRANSFER AGENT

     During the fiscal years ended May 31, 1995, 1996 and 1997, ACCESS, shareholder service agent and dividend distributing agent for the Fund, received fees aggregating $586,655, $852,280 and $1,045,500, respectively, for these services. These services are provided at cost plus a profit.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of its portfolio business and the negotiation of the commissions paid on such transactions. It is the policy of the Adviser to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Fund may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the Adviser seeks the best security price at the most favorable commission rate. In selecting broker/dealers and in negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also provide research services to the Fund or the Adviser.

     Consistent with the Rules of Fair Practice of the NASD and subject to seeking best execution and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds and of the other Van Kampen American Capital mutual funds as a factor in the selection of firms to execute portfolio transactions for the Funds.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services, a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

     Pursuant to provisions of the Advisory Agreement and the Sub-advisory Agreement, the Fund's Trustees have authorized the Adviser to cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Adviser. The Adviser is of the opinion that the continued receipt of supplemental investment research services from brokers is essential to its provision of high quality portfolio management services to the Fund. The Adviser undertakes that such higher commissions will not be paid by the Fund unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts as to which they exercise investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws, and (c) in the opinion of the Adviser, the total commissions paid by the Fund are reasonable in relation to the expected benefits to the Fund over the long term. The investment advisory fee paid by the Fund under the Advisory Agreement is not reduced as a result of the Adviser's receipt of research services.

     The Adviser places portfolio transactions for other advisory accounts, including other investment companies. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of their accounts; not all of such services may be used by the Adviser in connection with the Fund. In the opinion of the Adviser, the benefits from research services to each of the accounts (including the Fund) managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

     The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations among the Fund and other advisory accounts, the main factors considered by the Adviser is the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

     For the fiscal years ended May 31, 1995, 1996 and 1997, the Fund paid $937,870, $666,564 and $1,020,461, respectively, in brokerage commissions on portfolio transactions.

     Effective October 31, 1996, Morgan Stanley Group Inc. became an affiliate of the Adviser. Effective May 31, 1997, Dean Witter Discover & Co. became an affiliate of the Adviser. For the fiscal year ended May 31, 1997, the Fund paid Morgan Stanley Group Inc. or its affiliates $8,633 in brokerage commission representing 1% of transactions with affiliates to total commissions.

DETERMINATION OF NET ASSET VALUE

     The net asset value per share is determined as of the close of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., New York Time) on each business day on which the Exchange is open. The net asset value of Fund shares is computed by dividing the value of all securities plus other assets, less liabilities, by the number of shares outstanding, and adjusting to the nearest cent per share.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place on all business days in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated and on which the Fund does not effect sales, redemptions and repurchases of its shares. There may be significant variations in the net asset value of Fund shares on days when net asset value is not calculated and on which shareholders cannot redeem on account of changes in prices of stocks traded in foreign stock markets.

     The Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the Exchange once on each day on which the Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Trustees.

     The net asset value of the Fund is computed by (i) valuing securities listed or traded on a national securities exchange at the last reported sale price, or if there has been no sale that day at the last reported bid price, using prices as of the close of trading on the Exchange, (ii) valuing unlisted securities for which over-the-counter market quotations are readily available at the most recent bid price as supplied by the National Association of Securities Dealers Automated Quotations ("NASDAQ") or by broker/dealers, and (iii) valuing any securities for which market quotations are not readily available and any other assets at fair value as determined in good faith by the Trustees. Options on stocks, options on stock indexes, and stock index futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices. Debt securities with a remaining maturity of 60 days or less are valued on an amortized cost basis which approximates market value.

     The assets belonging to the Class A shares, the Class B shares and the Class C shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the expenses and liabilities allocated to that class from the assets belonging to that class.

PURCHASE AND REDEMPTION OF SHARES

     The following information supplements the section in the Fund's Prospectus captioned "Purchase of Shares."

CLASS A SHARES -- REDUCED SALES CHARGES

     THE DEALER MUST NOTIFY THE DISTRIBUTOR AT THE TIME AN ORDER IS PLACED FOR A PURCHASE WHICH WOULD QUALIFY FOR THE REDUCED CHARGE ON THE BASIS OF PREVIOUS PURCHASES. SIMILAR NOTIFICATION MUST BE MADE IN WRITING WHEN SUCH AN ORDER IS PLACED BY MAIL. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied should a review of the records of the Distributor or ACCESS fail to confirm the representations concerning the investor's holdings.

LETTER OF INTENT

     The Fund will shares totalling 5% of the dollar amount of the Letter of Intent to be held by ACCESS in the name of the shareholder. The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between sales charges otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrow shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the investor in shares of the Fund, the amount of excess sales charges, if any, paid during the thirteen-month period.

REDEMPTION OF SHARES

     Redemptions are not made on days during which the Exchange is closed. The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekends or holidays; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A

     For purposes of the CDSC -- Class A, when shares of one fund are exchanged for shares of another fund, the purchase date for the shares of the fund exchanged into will be assumed to be the date on which shares were purchased in the fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC -- Class A rather than a front-end load sales charge. In determining whether a CDSC -- Class A is payable, it is assumed that shares held the longest are the first to be redeemed.

WAIVER OF CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGE ("CDSC -- CLASS B AND C")

     As described in the Prospectus under "Purchase of Shares," redemptions of Class B shares and Class C shares will be subject to a CDSC. The CDSC -- Class B and C may be waived on redemptions of Class B shares and Class C shares in the circumstances described below:

     (a) Redemption Upon Disability or Death

     The Fund will waive the CDSC -- Class B and C on redemptions following the death or disability of a Class B shareholder and Class C shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC -- Class B and C.

     In cases of disability or death, the CDSC -- Class B and C will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC -- Class B and C applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

     (b) Redemption in Connection with Certain Distributions from Retirement
Plans

     The Fund will waive the CDSC -- Class B and C when a total or partial redemption is made in connection with certain distributions from Retirement Plans. The charge will be waived upon the tax-free rollover or transfer of assets to another Retirement Plan invested in one or more of Van Kampen American Capital funds; in such event, as described below, the Fund will "tack" the period for which the original shares were held onto the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC -- Class B and C is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also will be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

     The Fund does not intend to waive the CDSC -- Class B and C for any distributions from IRAs or other Retirement Plans not specifically described above.

     (c) Redemption Pursuant to a Fund's Systematic Withdrawal Plan

     A shareholder may elect to participate in a systematic withdrawal plan ("Plan") with respect to the shareholder's investment in the Fund. Under the Plan, a dollar amount of a participating shareholder's investment in the Fund will be redeemed systematically by the Fund on a periodic basis, and the proceeds mailed to the shareholder. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan. The CDSC -- Class B and C will be waived on redemptions made under the Plan.

     The amount of the shareholder's investment in a Fund at the time the election to participate in the Plan is made with respect to the Fund is hereinafter referred to as the "initial account balance." The amount to be systematically redeemed from the Fund without the imposition of a CDSC -- Class B and C may not exceed a maximum of 12% annually of the shareholder's initial account balance. The Fund reserves the right to change the terms and conditions of the Plan and the ability to offer the Plan.

     (d) Involuntary Redemptions of Shares in Accounts that Do Not Have the Required Minimum Balance

     The Fund reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. The Fund will waive the CDSC -- Class B and C upon such involuntary redemption.

     (e) Reinvestment of Redemption Proceeds in Shares of the Same Fund Within 180 Days After Redemption

     A shareholder who has redeemed Class C shares of a Fund may reinvest at net asset value, with credit for any CDSC -- Class C paid on the redeemed shares, any portion or all of his or her redemption proceeds (plus that amount necessary to acquire a fractional share to round off his or her purchase to the nearest full share) in Class C shares of the Fund, provided that the reinvestment is effected within 180 days after such redemption and the shareholder has not previously exercised this reinvestment privilege with respect to Class C shares of the Fund. Shares acquired in this manner will be deemed to have the original cost and purchase date of the redeemed shares for purposes of applying the CDSC -- Class C to subsequent redemptions.

     (f) Redemption by Adviser

     The Fund may waive the CDSC -- Class B and C when a total or partial redemption is made by the Adviser with respect to its investments in the Fund.

EXCHANGE PRIVILEGE

     The following supplements the discussion of "Shareholder
Services -- Exchange Privilege" in the Prospectus:

     By use of the exchange privilege, the investor authorizes ACCESS to act on telephonic, telegraphic or written exchange instructions from any person representing himself to be the investor or the agent of the investor and believed by ACCESS to be genuine. Van Kampen American Capital and its subsidiaries, including ACCESS, and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, neither Van Kampen American Capital, ACCESS nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Van Kampen American Capital, ACCESS and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed.

     For purposes of determining the sales charge rate previously paid on Class A shares, all sales charges paid on the exchanged security and on any security previously exchanged for such security or for any of its predecessors shall be included. If the exchange security was acquired through reinvestment, that security is deemed to have been sold with a sales charge rate equal to the rate previously paid on the security on which the dividend or distribution was paid. If a shareholder exchanges less than all of his securities, the security upon which the highest sales charge rate was previously paid is deemed exchanged first.

     Exchange requests received on a business day prior to the time shares of the funds involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will also normally be purchased at the net asset value per share, plus any applicable sales charge, next determined on the date of receipt. Exchange requests received on a business day after the time shares of the funds involved in the request are priced will be processed on the next business day in the manner described herein.

     A prospectus of any of these mutual funds may be obtained from any authorized dealer or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund.

TAX STATUS OF THE FUND

     The Trust and each of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund has qualified and intends to continue to qualify each year and to elect to be treated as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses) in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.

FUND PERFORMANCE

     The Fund's average annual total return (computed in the manner described in the Prospectus) for Class A shares of the Fund for (i) the one year period May 31, 1997 was 10.93%; (ii) the five year period ending May 31, 1997 was 10.21%; and (iii) the 5 year, 9 1/2 month period since August 5, 1991, the commencement of investment operations, through May 31, 1997 was 11.09%. The Fund's average annual total return (computed in the manner described in this Prospectus) for Class B shares of the Fund for (i) the one year period ending May 31, 1997 was 11.83%; (ii) the five year period ending May 31, 1997 was 10.45%; and (iii) the 5 year, 6 1/2 month period since November 15, 1991, the commencement of distribution for Class B shares of the Fund, through May 31, 1997 was 10.75%. The Fund's average annual total return for Class C shares of the Fund for (i) the one year period ending May 31, 1997 was 15.82% and (ii) the 3 year, 11 1/2 month period since June 21, 1993, the commencement of distribution for Class C shares of the Fund, through May 31, 1997 was 13.31%. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of the Fund's investment objectives and policies as well as the risks incurred in the Fund's investment practices. Future results will be affected by changes in the general level of prices of securities available for purchase and sale by the Fund.

     Total return is computed separately for Class A shares, Class B shares and Class C shares.

     The Fund may, from time to time: (1) illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans; (2) illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan to investments made in a rising market; and (3) in reports or other communications to shareholders or in advertising material, illustrate the benefits of compounding at various assumed rates of return. Such illustrations may be in the form of charts or graphs and will not be based on historical returns experienced by the Fund.

     The Fund seeks to remain fully invested and diversified across many industries to attempt to achieve consistent performance. From time to time marketing materials may provide a portfolio manager update, an adviser update and/or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sector holdings and ten largest holdings. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which examined investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

OTHER INFORMATION

CUSTODY OF ASSETS -- State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as Custodian for the Trust. It is also anticipated that foreign sub-custodians will be used for certain of the Fund's investments in foreign securities. Any such sub-custodian shall be utilized pursuant to an agreement between the Custodian and the foreign sub-custodian that has been approved as required pursuant to Rule 17f-5 under the 1940 Act. The Custodian and sub-custodians generally domestically, and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities.

SHAREHOLDER REPORTS -- Semiannual statements are furnished to shareholders, and annually such statements are audited by the independent accountants.

INDEPENDENT ACCOUNTANTS -- Price Waterhouse LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, the independent accountants for the Fund, performs an annual audit of the Fund's financial statements.

                      Report of Independent Accountants

To the Shareholders and Board of Trustees of Van Kampen American Capital Global Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Van Kampen American Capital Global Equity Fund (the "Fund"), a series of Van Kampen American Capital World Portfolio Series Trust, at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Houston, Texas
July 14, 1997

                           Portfolio of Investments

                                 May 31, 1997

================================================================================
                                                      Number
Description                                         of Shares       Market Value
--------------------------------------------------------------------------------
Common Stocks 93.4%
Austria 0.1%
Scala ECE (b)......................................     1,289           $188,395
Slovenske Energeticke Strojarne (b)................    13,000            137,754
                                                                        --------
                                                                         326,149
                                                                        --------
Bermuda 0.0%
Applied International Holdings (b).................    20,000              1,600
                                                                        --------
Canada 4.1%
Abitibi Price, Inc. (b)............................     4,800             86,328
Agrium, Inc........................................     6,100             82,779
Alcan Aluminum.....................................     9,700            347,507
Avenor, Inc........................................     2,900             56,669
Bank of Montreal...................................    11,200            426,779
Bank of Nova Scotia................................     9,900            410,201
Barrick Gold Corp..................................    16,900            426,873
BCE, Inc...........................................    29,800            783,984
Bombardier, Inc., Class B..........................    13,300            279,149
Cae, Inc...........................................     5,400             42,404
Cameco Corp........................................     2,500             97,434
Canadian Imperial Bank.............................     8,500            205,164
Canadian Natural Resources (b).....................     4,700            123,308
Canadian Occidental Petroleum......................     6,200            140,226
Canadian Pacific...................................    14,800            393,110
Canadian Tire, Class A.............................     5,200             97,474
Cominco............................................     3,700            103,098
Corel Corp (b).....................................     3,000             17,696
Cott Corp..........................................     2,000             18,311
Dofasco, Inc.......................................     4,000             73,098
Domtar, Inc........................................     3,600             28,139
Echo Bay Mines.....................................     6,200             38,141
Gulf Canada Resource (b)...........................     9,700             87,754
Imasco.............................................    10,600            296,895
Imperial Oil.......................................     7,100            344,286
Inco...............................................     6,900            226,721


                                    B-30       See Notes to Financial Statements

                                 May 31, 1997

=========================================================================================
                                                                  Number
Description                                                    of Shares     Market Value
-----------------------------------------------------------------------------------------
Canada (Continued)
IPL Energy, Inc.............................................       2,300     $     72,744
Laidlaw, Inc., Class B Non Voting...........................      12,300          166,469
Loewen Group, Inc...........................................       2,600           85,807
Macmillan Bloedel...........................................       6,500           94,087
Magna International, Inc....................................       3,200          171,383
Methanex Corp. (b)..........................................       7,800           70,565
Molson Companies, Class A...................................       3,300           56,724
Moore Corp..................................................       5,100          113,686
Newbridge Networks Corp. (b)................................       6,500          258,739
Noranda, Inc................................................      10,700          238,518
Norcen Energy Resources.....................................       5,200          125,136
Northern Telecom............................................      10,300          861,377
Nova Corp...................................................      21,800          180,654
Petro.......................................................      12,400          215,387
Placer Dome, Inc............................................       9,400          171,101
Potash Corporation of Saskatchewan, Inc.....................       1,900          154,701
Power Corporation of Canada.................................       5,800          133,068
Provigo, Inc. (b)...........................................       5,200           28,038
Ranger Oil..................................................       8,400           88,152
Renaissance Energy (b)......................................       5,100          160,009
Repap Enterprises, Inc. (b).................................       5,100            2,178
Rogers Communications, Inc., Class B (b)....................       8,700           50,058
Royal Bank of Canada........................................      12,800          553,984
Seagram.....................................................      14,700          590,468
Talisman Energy, Inc. (b)...................................       5,200          169,921
Teck Corp., Class B Subordinated Voting.....................       4,700          104,089
Thomson Corp................................................      25,700          571,029
Transcanada Pipelines.......................................       9,500          183,578
Westcoast Energy, Inc.......................................       4,900           88,836
Weston George...............................................       2,700          163,169
                                                                                ---------
                                                                                1,157,183
                                                                                ---------
Czech Republic 0.0%
Prazske Pivovary............................................      24,000          144,260
                                                                                ---------

                                    B-31       See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                        Number
Description                                            of Shares    Market Value
--------------------------------------------------------------------------------
France 5.0%
Accor.................................................     1,700     $   235,514
Air Liquide...........................................     2,850         436,783
Alcatel Alsthom.......................................     5,900         638,572
AXA-UAP...............................................    12,200         729,938
BIC...................................................     1,450         213,435
Bouygues..............................................     1,300         112,517
BQE National Paris....................................     8,550         350,759
Canal Plus............................................       950         160,894
Carrefour.............................................     1,500         984,484
Cie Bancaire..........................................     1,100         121,723
Cie De St Gobain......................................     3,400         469,262
Cie De Suez...........................................     5,650         288,048
Cie Fin Paribas.......................................     3,400         218,852
CSF Thomson...........................................     4,650         132,464
Danone................................................     3,050         458,984
Eaux Cie Generale.....................................     4,350         534,842
Eaux Cie Generale Warrants, expiring 5/21/02 (b)......     3,550           2,428
Elf Aquitaine.........................................    10,750       1,074,144
Erid Beghin Say.......................................     1,150         160,912
Essilor International.................................       425         107,748
Havas.................................................     2,600         175,146
L'Oreal...............................................     2,700         979,548
Lafarge...............................................     3,950         252,407
Legrand...............................................     1,200         193,052
LVMH (Moet Hennessy Louis Vuitton) (b)................     3,400         823,122
Lyonnaise des Eaux....................................     2,500         245,472
Michelin (CGDE), Class B..............................     5,950         324,877
Pernod Ricard.........................................     2,650         126,429
Peugeot...............................................     2,300         227,427
Pin Printemps Redo....................................       850         356,215
Promodes..............................................       800         270,841
Sagem.................................................       125          62,775
Saint Louis...........................................       425          97,959

                                    B-32       See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                          Number
Description                                            of Shares    Market Value
--------------------------------------------------------------------------------
France (Continued)
Sanofi...............................................      4,200     $   364,389
Schneider............................................      6,000         288,124
Societe Generale.....................................      3,700         410,712
Sodexho Alliance.....................................        275         127,628
Total, Class B.......................................      9,450         864,060
Usinor Sacilor.......................................     10,350         155,216
                                                                     -----------
                                                                      13,777,702
                                                                     -----------
Germany 4.3%
Adidas...............................................      1,400         147,036
AGIV (b).............................................      1,350          24,803
Amb Aach & Mun Bet...................................        100          92,563
BASF.................................................     16,500         608,215
Bayerische...........................................     21,000         814,025
Bayerische Hypotheden-und-Wechsel-Bank...............      7,050         223,780
Bayerische Vereinsbank...............................      7,400         304,382
Beiersdorf, Class A..................................      2,450         130,449
Bilfinger & Berger BAU...............................      1,400          54,473
Brau Und Brunnen (b).................................        250          18,577
CKAG Colonia Konzern.................................        800          77,234
Continental..........................................      2,800          63,615
Daimler Benz.........................................     14,300       1,100,257
Degussa..............................................      2,500         121,482
Deutsche Telekom.....................................     60,000       1,330,525
Dresdner Bank........................................     12,450         435,615
Heidelberg Zement (b)................................      1,350         126,382
Hochtief.............................................      2,600         109,531
Karstadt.............................................        300         105,845
Klockner Humb Deut...................................      1,800          17,694
Linde................................................        300         206,249
Lufthansa............................................     10,800         171,943
Man..................................................        400         114,446
Mannesmann...........................................      1,050         426,365
Merck KGaA...........................................      4,550         187,021

                                    B-33       See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                          Number
Description                                            of Shares    Market Value
--------------------------------------------------------------------------------
Germany (Continued)
Metro................................................      2,900     $   317,217
Muenchener Rueckversicherungs - Gesellschaft.........        200         509,040
Preussag.............................................        500         131,648
RWE..................................................      9,400         400,398
SAP..................................................      1,700         303,177
Schering.............................................      2,050         205,828
Siemens..............................................     16,000         901,808
Strabag (b)..........................................        100           8,484
Thyssen..............................................      1,100         249,722
Veba.................................................     14,000         791,294
Viag.................................................        800         364,168
Volkswagen...........................................        800         516,763
                                                                     -----------
                                                                      11,712,054
                                                                     -----------
Hong Kong 2.1%
Bank of East Asia (b)................................     22,600          82,251
Cathay Pacific Air...................................     85,000         127,799
Cheung Kong Holdings.................................     64,000         654,578
China Light & Power Co...............................     53,500         267,897
Chinese Estates Holdings.............................     48,000          48,629
Giordano International...............................     18,000          10,802
Hang Lung Development Co.............................     36,000          68,994
Hang Seng Bank.......................................     55,600         667,329
Hong Kong & China Gas Co. (ADR)......................     97,200         169,349
Hong Kong & Shang Hotels.............................     37,000          57,301
Hong Kong Aircraft...................................      5,600          17,092
Hong Kong Telecommunications.........................    314,000         694,986
Hopewell Holdings....................................    125,000          69,772
HSBC Holdings........................................      1,315          39,882
Hutchison Whampoa....................................     97,000         807,447
Hysan Development....................................     31,000         103,420
Johnson Electric Holdings (b)........................     11,500          33,913
Miramar Hotel & Investment...........................     17,000          32,361
Oriental Press Group.................................     42,000          14,364

                                    B-34       See Notes to Financial Statements

                                 May 31, 1997

========================================================================================
                                                                  Number
Description                                                    of Shares    Market Value
----------------------------------------------------------------------------------------
Hong Kong (Continued)
Peregrine Investment.........................................     11,000     $    19,591
Shangri-La Asia..............................................     46,000          58,179
Shun Tak Holdings............................................     48,000          31,593
Stelux Holdings International................................     30,000           5,653
Sth China Morn Pst...........................................     54,000          51,920
Sun Hung Kai Properties......................................     65,000         799,026
Swire Pacific, Class A.......................................     45,000         377,492
Television Broadcast.........................................     13,000          56,708
Wharf Holdings...............................................     63,000         282,132
Wing Lung Bank...............................................      5,280          30,323
Winsor Industrial............................................     10,000           2,181
                                                                             -----------
                                                                               5,682,964
                                                                             -----------
Hungary 0.1%
Tiszai Vegyi Kombinat Rt (GDR) (b)...........................     27,000         395,550
                                                                             -----------
Italy 1.8%
Assic Generali...............................................     26,500         453,539
BCA Comm Italiana............................................     42,000          82,664
BCO Ambros Veneto............................................     16,000          39,423
Benetton Group...............................................      5,500          76,928
Burgo Cartiere...............................................      5,000          29,154
Credito Italiano.............................................     72,500         107,823
Edison.......................................................     19,000          90,041
ENI..........................................................    229,000       1,141,993
Falck Acciaierie & Ferriere Lombarde.........................      5,000          19,254
Fiat.........................................................     97,000         318,000
Fiat Di Risp.................................................     22,000          38,561
Fiat Priv....................................................     33,000          55,797
IMI..........................................................     18,250         159,618
Impregilo (b)................................................     10,000           7,283
Instituto Bancario San Paolo.................................     25,000         157,204
Instituto Nazionale delle Assicurazioni......................    122,000         168,479
Italcementi..................................................      7,000          40,712
Italcementi Di Risp..........................................      4,500          11,088

                                    B-35       See Notes to Financial Statements

                                 May 31, 1997

========================================================================================
                                                                  Number
Description                                                    of Shares    Market Value
----------------------------------------------------------------------------------------
Italy (Continued)
Italgas........................................................   19,000     $    58,476
Magneti Marelli................................................   15,000          23,902
Mediaset.......................................................   34,500         148,429
Montedison (b).................................................   85,000          51,919
Montedison Di Risp (b).........................................   30,000          19,121
Olivetti & C. (b)..............................................  105,000          30,550
Parmalat Finanz (b)............................................   45,000          64,136
Pirelli........................................................   50,000         108,885
Ras............................................................    8,500          64,711
Rinascente LA..................................................    7,000          33,875
Sasib..........................................................    5,000          16,879
Sirti..........................................................    9,000          51,813
Snia BPD.......................................................   20,000          16,406
Societa Assicuratrice Industriale..............................    4,000          28,092
Telecom Italia Di Risp.........................................   45,000          98,793
Telecom Italia Mob.............................................  190,000         557,290
Telecom Italia Mob Di Risp.....................................   45,000          78,610
Telecom Italia Ord.............................................  185,000         509,325
                                                                             -----------
                                                                               4,958,773
                                                                             -----------
Japan 12.0%
Advantest......................................................    2,000         136,024
Ajinomoto Co., Inc.............................................   28,000         281,322
Aoki Corp. (b).................................................   13,000          15,629
Aoyama Trading Co..............................................    2,100          65,281
Asahi Bank.....................................................   22,000         143,770
Asahi Breweries................................................   15,000         204,809
Asahi Chemical Industry Co.....................................   45,000         250,408
Asahi Glass Co.................................................   43,000         417,261
Bank of Tokyo..................................................   42,600         738,961
Bridgestone Corp...............................................   16,000         361,357
Canon, Inc.....................................................   19,000         481,322
Casio Computer Co..............................................    9,000          70,794
Chiba Bank.....................................................   12,000          62,344

                                    B-36       See Notes to Financial Statements

\
                     Portfolio of Investments (Continued)

                                 May 31, 1997

========================================================================================
                                                                  Number
Description                                                    of Shares    Market Value
----------------------------------------------------------------------------------------
Japan (Continued)
Chiyoda Corp................................................       2,000     $     9,412
Chugai Pharm Co. (b)........................................      16,000         135,749
Dai Nippon Printing.........................................      20,000         400,172
Daiei, Inc. (b).............................................      18,000         117,475
Daikin Industries...........................................      15,000         145,556
Daiwa House Industries......................................      15,000         176,471
Daiwa Securities............................................      31,000         228,141
Denso Corp..................................................      19,000         474,796
East Japan Railway..........................................          90         444,397
Ebara Corp..................................................      11,000         159,639
Fanuc.......................................................       6,500         231,644
Fuji Bank...................................................      26,000         334,908
Fuji Photo Film Co..........................................      10,000         387,291
Fujitsu (b).................................................      39,000         475,569
Furukawa Electric...........................................      17,000         100,730
Hankyu Corp.................................................      21,000         109,103
Hazama Corp.................................................      15,000          28,338
Hitachi.....................................................      76,000         809,274
Honda Motor Co..............................................      20,000         587,377
Ind Bank Japan..............................................      22,000         264,491
Ito Yokado Co...............................................      10,000         570,202
Japan Air Lines Co. (b).....................................      53,000         224,835
Japan Energy Corp...........................................      38,000          95,286
Joyo Bank...................................................       8,000          39,158
Jusco Co....................................................       8,000         269,987
Kajima Corp.................................................      31,000         173,302
Kansai Electric Power.......................................      20,300         381,769
Kao Corp....................................................      28,000         379,906
Kawasaki Steel Corp.........................................      48,000         140,970
Kinki Nippon Railway........................................      37,000         222,095
Kirin Brewery Co............................................      31,000         306,140
Komatsu.....................................................      31,000         234,264
Kubota Corp.................................................      45,000         206,741

                                    B-37       See Notes to Financial Statements

                                 May 31, 1997

========================================================================================
                                                                  Number
Description                                                    of Shares    Market Value
----------------------------------------------------------------------------------------
Japan (Continued)
Kumagai Gumi Co.............................................      31,000     $    50,580
Kyocera Corp................................................       4,500         324,216
Kyowa Hakko Kogyo...........................................      15,000         106,655
Marubeni Corp...............................................      45,000         191,284
Marui Co....................................................       7,000         130,442
Matsushita Electric Industries..............................      45,000         846,286
Mitsubishi Chemical.........................................      45,000         136,797
Mitsubishi Corp.............................................      42,000         494,118
Mitsubishi Electric Corp....................................      53,000         300,386
Mitsubishi Estate...........................................      33,000         450,580
Mitsubishi Heavy Industries.................................      83,000         597,286
Mitsubishi Materials Corp...................................      31,000         120,060
Mitsubishi Trust & Banking Corp.............................      13,000         186,432
Mitsui & Co.................................................      45,000         398,025
Mitsui Engineering & Ship Building Co. (b)..................      31,000          57,235
Mitsui Trust & Banking Co...................................      13,000          97,793
Mitsukoshi..................................................      17,000         119,562
Murata Manufacturing Co.....................................       5,000         197,939
Mycal Corp..................................................      10,000         144,268
NEC Corp....................................................      31,000         431,258
NGK Insulators..............................................      15,000         146,844
Nippon Express Co...........................................      19,000         147,660
Nippon Fire & Marine Insurance..............................      15,000          71,232
Nippon Light Metal..........................................      15,000          58,609
Nippon Meat Packer..........................................      15,000         182,911
Nippon Oil Co...............................................      45,000         227,995
Nippon Steel Corp...........................................     170,000         497,810
Nippon Telegraph & Telephone Corp...........................         185       1,763,418
Nippon Yusen Kabushiki Kaisha...............................      45,000         185,487
Nissan Fire & Marine Insurance..............................       2,350          11,039
Nissan Motor Co.............................................      58,000         384,508
NKK Corp....................................................      89,000         175,019
Nomura Securities...........................................      39,000         462,173

                                    B-38       See Notes to Financial Statements

                                 May 31, 1997

========================================================================================
                                                                  Number
Description                                                    of Shares    Market Value
----------------------------------------------------------------------------------------
Japan (Continued)
Odakyu Electric Railway.......................................    18,000     $    99,699
Oji Paper Co..................................................    31,000         179,158
Osaka Gas Co..................................................    67,000         176,058
Penta Ocean Construction......................................    15,000          49,077
Pioneer Electronic............................................     5,000         123,658
Rohm Co.......................................................     2,000         207,814
Sakura Bank...................................................    34,000         203,504
Sanyo Electric Co.............................................    45,000         189,738
Secom Co......................................................     3,000         215,887
Sega Enterprises..............................................     3,000         100,472
Sekisui House.................................................    15,000         146,844
Sharp Corp....................................................    30,000         386,432
Shimano, Inc..................................................     4,000          76,599
Shimizu Corp..................................................    22,000         130,923
Shin Etsu Chemical Co.........................................     7,000         175,526
Shiseido Co...................................................     7,000         102,190
Shizuoka Bank.................................................    10,000          96,179
Showa Denko K.K. (b)..........................................    31,000          78,532
Softbank Corp.................................................       700          47,308
Sony Corp.....................................................     7,000         589,695
Sumitomo Bank.................................................    27,000         373,293
Sumitomo Chemical.............................................    61,000         252,486
Sumitomo Corp.................................................    31,000         274,195
Sumitomo Electric Industries..................................    21,000         330,013
Sumitomo Forestry.............................................     6,000          65,436
Sumitomo Metal Industries.....................................    78,000         198,935
Sumitomo Metal Mining Co......................................    15,000         104,465
Sumitomo Osaka Cement Co......................................    16,000          48,227
Taisei Corp...................................................    31,000         132,838
Taisho Pharmacy Co............................................     9,000         225,676
Takeda Chemical Industries....................................    19,000         481,322
Teijin........................................................    31,000         130,708
Tobu Railway Co...............................................    21,000          94,135

                                    B-39       See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                          Number
Description                                            of Shares    Market Value
--------------------------------------------------------------------------------
Japan (Continued)
Tohoku Electric Power................................     10,900     $   186,269
Tokai Bank...........................................     22,000         180,988
Tokio Marine & Fire Insurance Co.....................     45,000         529,412
Tokyo Dome Corp......................................      3,000          45,084
Tokyo Electric Power.................................     28,300         539,511
Tokyo Electron.......................................      2,000         100,816
Tokyo Gas Co.........................................     61,000         155,577
Tokyu Corp...........................................     26,000         148,699
Toppan Printing Co...................................     21,000         288,536
Toray Industries, Inc................................     45,000         306,054
Toto.................................................     15,000         168,742
Toyobo Co............................................     31,000          78,798
Toyota Motor Corp....................................     70,000       2,007,729
Ube Industries.......................................     31,000          87,849
Yamaichi Securities Co...............................     31,000          87,849
Yasuda Trust & Banking...............................     15,000          45,084
                                                                     -----------
                                                                      32,834,396
                                                                     -----------
Netherlands 1.5%
ABN Amro Holdings....................................     18,800         347,152
Ahold Koninklijke....................................      2,300         174,549
Akzo Nobel...........................................      1,100         146,304
Elsevier.............................................      9,900         167,360
Getronics............................................      1,200          40,884
Heineken.............................................        700         118,372
ING Groep NV.........................................     10,922         482,329
KLM Royal Dutch Air Lines............................      1,300          37,529
Koninklijke KNP BT...................................      1,500          30,897
Koninklijke Nedlloyd.................................        400           9,800
OCE..................................................        302          39,350
Philips Electronic...................................      4,800         262,408
Royal Dutch Petroleum Co.............................      7,300       1,409,119
Royal PTT (ADR)......................................      6,400         223,709

                                    B-40       See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                            Number
Description                                              of Shares  Market Value
--------------------------------------------------------------------------------
Netherlands (Continued)
Stork..................................................        500  $     22,107
Unilever...............................................      2,200       422,835
Wolters Kluwer.........................................      1,000       120,208
                                                                     -----------
                                                                       4,054,912
                                                                     -----------
Singapore 3.0%
City Developments......................................     85,000       790,394
Creative Technologies Corp. (b)........................      9,000       166,748
Cycle & Carriage.......................................     25,000       253,443
DBS Land...............................................     16,000        55,932
Development Bank of Singapore..........................     52,000       650,773
First Capital Corp.....................................     31,000        85,395
Fraser & Neave.........................................     32,000       255,051
Hai Sun Hup Group......................................     60,000        42,369
Hotel Properties.......................................     50,000        85,646
Inchcape Berhad........................................     21,000        77,816
Jurong Shipyard........................................     12,000        54,115
Keppel Corp............................................     77,000       355,310
Keppel Corp., Class A (b)..............................      4,750        21,918
Metro Holdings.........................................     12,000        38,593
Natsteel...............................................     36,000        94,637
Neptune Orient Lines...................................     92,000        82,976
Overseas Chinese Bank..................................     75,000       933,371
Overseas Union Enterprise..............................     16,000        76,627
Parkway Holdings.......................................     35,000       173,740
Robinson & Co..........................................      6,000        30,203
Shangri-La Hotel.......................................     17,000        51,108
Singapore Airlines.....................................     95,000       810,320
Singapore Press Holdings...............................     22,000       438,370
Singapore Technologies Industrial Corp.................     78,000       217,045
Singapore Telecommunications...........................    654,000     1,179,697
Straits Trading Co.....................................     37,000        86,401
United Industrial Corp.................................    151,000       122,464
United Overseas Bank...................................     87,000       894,148

                                    B-41       See Notes to Financial Statements

--------------------------------------------------------------------------------
                     Portfolio of Investments (Continued)
--------------------------------------------------------------------------------
                                 May 31, 1997

================================================================================
                                                            Number
Description                                              of Shares  Market Value
--------------------------------------------------------------------------------
Singapore (Continued)
United Overseas Land.....................................   58,000  $     90,834
                                                                    ------------
                                                                       8,215,444
                                                                    ------------
Spain 2.1%
Acerinox.................................................      500        84,740
Aguas De Barcelona.......................................    1,700        68,677
Argentaria Corp..........................................    5,120       255,008
Autopistas Cesa..........................................    8,200       100,969
BCO Bilbao Vizcaya.......................................    9,100       644,604
BCO Central Hispan.......................................    6,600       212,984
BCO Santander............................................    6,500       554,407
Corp Fin Alba............................................      600        65,993
Corporacion Mapfre.......................................    1,100        58,896
Dragados Y Construction..................................    2,300        44,549
Ebro Agricolas...........................................    2,000        38,323
Emp Nac Electricid (b)...................................   10,400       794,245
Empresa Nacl Celul.......................................      900        13,292
Ercros (b)...............................................    6,900         5,298
Fom Const Y Contra.......................................      600        66,782
Gas Natural SDG..........................................    1,500       285,971
Iberdrola................................................   37,700       462,905
Metrovacesa..............................................      900        34,989
Portland Valderriv.......................................      300        20,794
Repsol...................................................   12,200       510,584
Tabacalera, Class A......................................    1,500        76,162
Telefonica De Espana.....................................   38,000     1,096,154
Union Electrica Fenosa...................................   11,800       104,483
Uralita..................................................    2,100        20,338
Vallehermoso.............................................    1,700        42,923
Viscofan Envoltura.......................................      900        18,179
Zardoya Otis.............................................      400        50,083
                                                                    ------------
                                                                       5,732,332
                                                                    ------------
Sweden 2.0%
ABB, Class A.............................................   32,000       431,417

                                    B-42       See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                            Number
Description                                              of Shares  Market Value
--------------------------------------------------------------------------------
Sweden (Continued)
AGA, Class A...........................................      2,700  $     36,227
AGA, Class B...........................................      4,700        61,848
Astra, Class A.........................................     60,000       967,592
Atlas Copco, Class A...................................      7,400       198,576
Electrolux, Class B....................................      2,900       172,851
Ericsson Telephonaktiebolaget LM, Class B (b)..........     36,800     1,291,361
Esselte, Class A.......................................      1,500        34,253
Granges (b)............................................      1,450        18,052
Hennes & Mauritz, Class B..............................      8,000       261,121
Securitas, Class B.....................................      3,600        89,638
Skand Enskilda Banking, Class A........................     21,100       217,773
Skandia Foersaekrings..................................      4,600       162,310
Skanska, Class B.......................................      4,900       197,234
SKF, Class B...........................................      4,800       110,847
Stora Kopparbergs, Class A.............................     12,200       180,217
Svenska Cellulosa, Class B.............................      7,500       157,234
Svenska Handelsbkn, Class A (b)........................      8,200       222,159
Swedish Match..........................................     18,800        61,121
Trelleborg, Class B....................................      5,300        91,966
Volvo..................................................     15,600       431,701
                                                                     -----------
                                                                       5,395,498
                                                                     -----------
Switzerland 2.9%
ABB....................................................        210       287,927
Adecco.................................................        420       157,752
Alusuisse Lonza Holdings...............................        130       122,529
Credit Suisse Group....................................      4,300       539,625
Georg Fischer..........................................         20        28,523
Holderbk Fn Glarus.....................................        160       140,300
Nestle.................................................        900     1,118,328
Novartis (b)...........................................      1,466     1,987,235
Roche Holdings Bearer..................................         37       485,880
Roche Holdings Genusscheine............................        158     1,403,304
Sairgroup (b)..........................................         80        81,446

                                    B-43       See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                            Number
Description                                              of Shares  Market Value
--------------------------------------------------------------------------------
Switzerland (Continued)
Schw Bankgesellsch.....................................        480  $    525,953
Schweiz Bankverein (b).................................      1,730       415,278
SGS Holdings...........................................         40        88,534
SMH....................................................        120        70,743
Sulzer.................................................         90        70,785
Ubs Schw Bkgesell (b)..................................        500       109,433
Valora Holdings........................................        150        33,412
Zuerich Versicherun....................................      1,080       396,498
                                                                     -----------
                                                                       8,063,485
                                                                     -----------
Thailand 0.6%
Siam Cement Co.........................................     39,000       851,487
Telecomasia (b)........................................    135,000       153,971
Thai Military Bank Public Co...........................    501,600       618,061
                                                                     -----------
                                                                       1,623,519
                                                                     -----------
United Kingdom 7.8%
Abbey National.........................................     28,500       411,672
Arjo Wiggins Apple.....................................     14,200        38,560
Associated British Foods...............................     10,200        94,441
B.A.T Industries.......................................     63,100       565,144
Barclays...............................................     34,600       672,982
Bass...................................................     22,400       291,863
BG.....................................................     89,500       298,675
BICC...................................................     14,200        39,490
Blue Circle Industries.................................     26,400       181,725
BOC Group..............................................     14,200       238,564
Boots Co...............................................     22,400       259,434
BPB....................................................     14,200        80,257
British Aerospace......................................     10,200       207,404
British Airways........................................     24,400       283,396
British Petroleum......................................    115,900     1,384,050
British Sky Broadcast..................................     32,500       305,701
British Steel..........................................     40,700       100,868
British Telecommunications.............................    118,000       855,128

                                    B-44       See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                          Number
Description                                            of Shares    Market Value
--------------------------------------------------------------------------------
United Kingdom (Continued)
BTR ................................................      85,400    $    278,008
Burmah Castrol .....................................       6,100         105,775
Cable & Wireless ...................................      50,900         415,493
Cadbury Schweppes ..................................      22,400         200,805
Caradon ............................................      14,670          51,116
Centrica (b) .......................................      89,500          92,970
Coats Viyella ......................................      18,300          36,223
Commercial Union ...................................      14,200         159,584
Courtaulds .........................................      10,200          56,064
De Lousiana Rue ....................................       2,000          16,031
EMI Group ..........................................      10,200         195,557
General Electric ...................................      59,000         336,840
GKN ................................................      12,200         211,150
Glaxo Wellcome .....................................      65,100       1,301,361
Granada Group ......................................      14,200         201,629
Grand Metropolitan .................................      44,700         415,338
Great University Stores ............................      24,400         257,451
Guardian Royal Exchange ............................      16,300          74,661
Guinness ...........................................      44,800         417,000
Hanson .............................................      12,200          63,066
Harrison & Crosfield ...............................      26,400          52,688
HSBC Holdings (ADR) ................................      44,700       1,333,761
Imperial Chemical Industries .......................      18,300         243,980
Ladbroke Group .....................................      24,400          91,804
Lasmo ..............................................      16,300          65,328
Legal & General Group ..............................      24,400         176,424
Lloyds TSB Group ...................................     111,900       1,125,315
Lonrho .............................................      16,300          36,130
Marks & Spencer ....................................      71,200         591,974
MEPC ...............................................      12,200         102,981
National Power .....................................      28,500         257,819
North West Water (b) ...............................      14,200         162,372
P & O Finance (b) ..................................      16,300         169,786

                                               See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                          Number
Description                                            of Shares    Market Value
--------------------------------------------------------------------------------
United Kingdom (Continued)
Pilkington .........................................      30,500    $     62,367
Prudential Corp. ...................................      40,700         410,129
Rank Group .........................................      18,300         128,726
Redland ............................................      12,200          65,061
Reed International .................................      26,600         261,592
Reuters Holdings ...................................      34,600         388,281
Rexam ..............................................      12,200          57,278
Rio Tinto ..........................................      24,400         419,107
RMC Group ..........................................       6,100          91,106
Royal Bank Scot Group ..............................      10,200         100,448
Royal Sun Alliance .................................      28,500         214,927
Safeway ............................................      18,300         108,070
Sainsbury J Finance ................................      32,500         186,611
Schroders ..........................................       4,100         114,690
Scottish Power .....................................      20,300         127,186
Sears ..............................................      40,700          51,433
Sedgwick Group .....................................      12,200          24,947
Slough Estates .....................................      10,200          52,894
Smithkline Beecham .................................      50,900         875,117
Southern Electric ..................................      10,200          67,577
Tarmac .............................................      28,500          58,977
Taylor Woodrow .....................................      16,300          55,297
Tesco ..............................................      38,600         236,790
Thames Water .......................................      14,200         159,526
Thorn ..............................................      10,200          25,529
TI Group ...........................................      10,200          95,276
Unilever ...........................................      14,200         379,797
Vodafone Group .....................................      67,100         298,564
Zeneca Group .......................................      18,300         555,915
                                                                    ------------
                                                                      21,279,056
                                                                    ------------
United States 44.0%
Abbott Laboratories, Inc. (a) ......................      18,600       1,171,800
AirTouch Communications, Inc. (b) ..................      18,300         510,113

                                               See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                          Number
Description                                            of Shares    Market Value
--------------------------------------------------------------------------------
United States (Continued)
Aluminum Company of America ........................       8,200    $    603,725
American Express Co. (a) ...........................      17,300       1,202,350
American Home Products Corp. .......................      14,600       1,113,250
American International Group, Inc. (a) .............      15,700       2,125,387
Amoco Corp. (a) ....................................      13,400       1,197,625
AMR Corp. (b) ......................................       8,200         814,875
Applied Materials, Inc. (b) ........................       5,400         352,350
AT&T Corp. (a) .....................................      41,800       1,541,375
Atlantic Richfield Co. .............................       4,300         625,650
Automatic Data Processing, Inc. ....................       8,200         402,825
BancOne Corp. ......................................      16,400         709,300
BankAmerica Corp. (a) ..............................      15,500       1,811,562
Bankers Trust New York Corp. .......................       2,500         211,563
Bell Atlantic Corp. (a) ............................      15,500       1,085,000
BellSouth Corp. ....................................      17,900         812,213
Boeing Co. (a) .....................................       9,700       1,020,925
Bristol-Myers Squibb Co. ...........................      13,000         953,875
Campbell Soup Co. ..................................       6,100         280,600
Caterpillar, Inc. ..................................       8,200         800,525
Chevron Corp. (a) ..................................      18,100       1,267,000
Chrysler Corp. .....................................      13,800         438,150
Chubb Corp. ........................................       8,200         500,200
CIGNA Corp. ........................................       3,500         608,125
Cisco Systems, Inc. (b) ............................      11,500         779,125
Citicorp (a) .......................................      13,300       1,521,187
Coca Cola Co. ......................................      63,100       4,306,575
Columbia / HCA Healthcare Corp. ....................      18,100         662,913
Consolidated Edison Co. ............................      16,400         477,650
Cooper Industries, Inc. ............................       8,200         418,200
Corning, Inc. ......................................       8,200         413,075
CSX Corp. ..........................................       5,900         312,700
Deere & Co. ........................................       4,100         209,613
Dow Chemical Co. ...................................      12,100       1,008,837

                                               See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                          Number
Description                                            of Shares    Market Value
--------------------------------------------------------------------------------
United States (Continued)
DSC Communications Corp. (b) .......................       3,900    $     99,694
Du Pont (E. I.) de Nemours & Co. ...................      22,600       2,460,575
Duke Power Co. .....................................      16,400         738,000
Dun & Bradstreet Corp. .............................       6,200         161,975
Eastman Kodak Co. ..................................      16,400       1,359,150
Edison International ...............................       8,300         194,013
Electronic Data Systems Corp. ......................      13,700         512,038
Enron Corp. ........................................      11,300         460,475
Exxon Corp. ........................................      62,400       3,697,200
Federal National Mortgage Association ..............      27,900       1,217,137
First Data Corp. ...................................      11,600         464,000
Fleet Financial Group, Inc. ........................       7,700         470,663
FPL Group, Inc. ....................................      16,400         762,600
Gannett, Inc. ......................................       6,200         573,500
General Electric Co. ...............................      79,800       4,817,925
General Motors Corp. ...............................      26,500       1,517,125
General Reinsurance Corp. (b) ......................       2,700         473,175
Gillette Co. .......................................      11,500       1,022,062
Goodyear Tire & Rubber Co. .........................       8,200         479,700
H & R Block, Inc. ..................................       3,500         115,500
Harrahs Entertainment, Inc. (b) ....................       1,500          27,938
Heinz, H. J. & Co. .................................      15,600         670,800
Hewlett Packard Co. ................................      25,500       1,313,250
Home Depot, Inc. ...................................      15,500         976,500
Intel Corp. ........................................      15,400       2,333,100
International Business Machines Corp. ..............      31,600       2,733,400
International Paper Co. ............................      12,300         590,400
JC Penney, Inc. ....................................       9,900         509,850
Johnson & Johnson, Inc. ............................      33,300       1,993,837
JP Morgan & Co., Inc. ..............................       8,200         881,500
Kmart Corp. (b) ....................................       3,500          49,000
Korea Fund, Inc. ...................................     262,500       3,609,375
Latin American Discovery Fund, Inc. ................     157,300       2,929,712

                                               See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                          Number
Description                                            of Shares    Market Value
--------------------------------------------------------------------------------
United States (Continued)
Lilly Eli & Co. (b) ................................      12,600    $  1,171,800
Limited, Inc. ......................................       6,100         123,525
Lucent Technologies, Inc. ..........................      15,700         998,912
McDonalds Corp. ....................................      20,500       1,030,125
Merck & Co., Inc. ..................................      29,900       2,687,262
Microsoft Corp. (b) ................................      27,300       3,385,200
Minnesota Mining & Manufacturing Co. ...............      14,000       1,284,500
Mobil Corp. ........................................      12,500       1,748,437
Monsanto Co. .......................................       5,300         233,200
Morgan Stanley Asia Pacific Fund, Inc. .............     300,000       3,150,000
Morgan Stanley India Investment Fund (b) ...........     174,100       1,958,625
Motorola, Inc. .....................................      16,300       1,081,912
NationsBank Corp. ..................................      16,400         965,550
Norfolk Southern Corp. .............................       6,300         611,888
Norwest Corp. ......................................      17,900         957,650
Novell, Inc. (b) ...................................      10,100          79,538
Nucor Corp. ........................................       3,700         218,300
Oracle Systems Corp. (b) ...........................      21,900       1,021,087
PepsiCo, Inc. ......................................      42,600       1,565,550
Pfizer, Inc. .......................................      15,300       1,573,987
PG&E Corp. .........................................      24,200         559,625
Philip Morris Cos., Inc. ...........................      48,900       2,151,600
PPG Industries, Inc. ...............................       5,400         313,875
Procter & Gamble Co. ...............................      20,900       2,881,587
Public Service Enterprise Group ....................      16,300         403,425
Rockwell International Corp. .......................      10,100         651,450
Salomon, Inc. ......................................       5,400         289,575
SBC Communications, Inc. ...........................      18,600       1,088,100
Schering Plough Corp. ..............................      12,500       1,134,375
Sears Roebuck & Co. ................................      15,400         756,525
Southern Co. .......................................      25,300         537,625
Sprint Corp. .......................................      15,300         747,788
SunTrust Banks, Inc. ...............................       8,200         437,675

                                               See Notes to Financial Statements

                                 May 31, 1997

================================================================================
                                                            Number
Description                                              of Shares  Market Value
--------------------------------------------------------------------------------
United States (Continued)
Tele-Communications International, Inc., Class A (b).....   25,700  $    388,713
Texas Instruments, Inc...................................    7,300       656,088
Texas Utilities Co.......................................   16,400       563,750
Time Warner, Inc.........................................   16,500       767,250
Toys R Us, Inc. (b)......................................    9,900       308,138
Travelers Group, Inc.....................................   11,666       640,172
Union Pacific Corp.......................................    7,900       535,225
Viacom, Inc., Class B (b)................................    9,500       282,031
Wal-Mart Stores, Inc.....................................   58,300     1,734,425
Walt Disney Co...........................................   17,900     1,465,562
Warner-Lambert Co........................................    4,200       423,150
Waste Management, Inc....................................   14,600       463,550
Wells Fargo & Co.........................................    2,300       606,050
Westinghouse Electric Corp...............................   22,000       445,500
Weyerhaeuser Co..........................................    8,300       413,963
Xerox Corp...............................................   10,000       677,500
                                                                    ------------
                                                                     120,656,747
                                                                    ------------
 Total Common Stocks.....................................            256,011,624
                                                                    ------------
Preferred Stocks 0.2%
France 0.0%
Casino Guichard Perrach..................................    3,400       153,143
Germany 0.2%
RWE......................................................    6,400       222,433
SAP, Non Voting (ADR)....................................    1,150       209,262
                                                                    ------------
                                                                         431,695
                                                                    ------------
 Total Preferred Stocks..................................                584,838
                                                                    ------------
Total Long-Term Investments 93.6% (Cost $230,596,409)....            256,596,462
                                                                    ------------

                                    B-50       See Notes to Financial Statements

--------------------------------------------------------------------------------
                     Portfolio of Investments (Continued)
--------------------------------------------------------------------------------
                                 May 31, 1997

================================================================================
Description                                                         Market Value
--------------------------------------------------------------------------------
Repurchase Agreement 3.7%
State Street Bank & Trust Co. ($10,223,000 par, collateralized by
U.S. Government obligations in a pooled cash account,
dated 05/30/97 to be sold on 06/02/97 at $10,227,260).............  $ 10,223,000
                                                                    ------------
Foreign Currency 0.6% (Various Denominations, Cost $1,545,888)....     1,550,824
                                                                    ------------
Other Assets in Excess of Liabilities 2.1%........................     5,693,631
                                                                    ------------
Net Assets 100.0%.................................................  $274,063,917
                                                                    ============

(a) Assets segregated as collateral for open futures and forward transactions.
(b) Non-income producing security as this security currently does not declare dividends.
ADR - American Depository Receipt
GDR - Global Depository Receipt

                                    B-51    See Notes to Financial Statements

                     Statement of Assets and Liabilities
                                 May 31, 1997

===================================================================================================
Assets:
Long-Term Investments, at Market Value (Cost $230,596,409)..........................   $256,596,462
Repurchase Agreements (Cost $10,223,000)............................................     10,223,000
Foreign Currency, at Market Value (Cost $1,545,888).................................      1,550,824
Cash................................................................................            241
Receivables:
  Securities Sold...................................................................      6,366,453
  Dividends.........................................................................        687,506
  Fund Shares Sold..................................................................        446,015
  Variation Margin on Futures.......................................................        145,656
  Interest..........................................................................          3,258
Forward Currency Contracts..........................................................      1,097,685
Other...............................................................................             16
                                                                                       ------------
  Total Assets......................................................................    277,117,116
                                                                                       ------------
Liabilities:
Payables:
  Securities Purchased..............................................................      1,823,802
  Fund Shares Repurchased...........................................................        523,314
  Distributor and Affiliates........................................................        240,562
  Investment Advisory Fee...........................................................        225,539
Accrued Expenses....................................................................        200,451
Deferred Compensation and Retirement Plans..........................................         39,531
                                                                                       ------------
  Total Liabilities.................................................................      3,053,199
                                                                                       ------------
Net Assets..........................................................................   $274,063,917
                                                                                       ============
Net Assets Consist of:
Capital.............................................................................   $209,367,174
Net Unrealized Appreciation on Securities...........................................     26,931,817
Accumulated Net Realized Gain on Securities.........................................     38,644,391
Accumulated Distributions in Excess of Net Investment Income........................       (879,465)
                                                                                       ------------
Net Assets..........................................................................   $274,063,917
                                                                                       ============
Maximum Offering Price Per Share:
  Class A Shares:
    Net asset value and redemption price per share
    (Based on net assets of $136,924,605 and 8,645,220
    shares of beneficial interest issued and outstanding............................   $      15.84
  Maximum sales charge (5.75%* of offering price)...................................            .97
                                                                                       ------------
  Maximum offering price to public..................................................   $      16.81
                                                                                       ============
  Class B Shares:
    Net asset value and offering price per share (Based on net assets of $124,096,728
    and 8,101,269 shares of beneficial interest issued and outstanding).............   $      15.32
                                                                                       ============
  Class C Shares:
    Net asset value and offering price per share (Based on net assets of $13,042,584
    and 843,377 shares of beneficial interest issued and outstanding)...............   $      15.46
                                                                                       ============

*On sales of $50,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements
                                    B-52

                           Statement of Operations

                       For the Year Ended May 31, 1997

======================================================================================
Investment Income:
Dividends (Net of foreign withholding taxes of $283,517).................  $ 3,102,509
Interest (Net of foreign withholding taxes of $132)......................      732,388
                                                                           -----------
 Total Income............................................................    3,834,897
                                                                           -----------
Expenses:
Investment Advisory Fee..................................................    2,342,104
Distribution (12b-1) and Service Fees (Attributed to Classes A, B and C
 of $296,505, $1,048,239 and $107,844, respectively).....................    1,452,588
Shareholder Services.....................................................    1,224,045
Custody..................................................................      425,755
Legal....................................................................       18,378
Trustees Fees and Expenses...............................................       11,611
Amortization of Organizational Expenses..................................        1,964
Other....................................................................      319,443
                                                                           -----------
 Total Expenses..........................................................    5,795,888
 Less Expenses Reimbursed................................................        8,800
                                                                           -----------
 Net Expenses............................................................    5,787,088
                                                                           -----------
 Net Investment Loss.....................................................  $(1,952,191)
                                                                           ===========
Realized and Unrealized Gain/Loss on Securities:
Realized Gain/Loss on Securities:
 Investments.............................................................  $39,309,793
 Futures.................................................................      108,610
 Foreign Currency Transactions...........................................    2,694,435
                                                                           -----------
Net Realized Gain on Securities..........................................   42,112,838
                                                                           -----------
Unrealized Appreciation/Depreciation on Securities:
 Beginning of the Period.................................................   27,741,970
                                                                           -----------
 End of the Period:
  Investments............................................................   26,000,053
  Futures................................................................     (167,954)
  Forward Currency Contracts.............................................    1,097,685
  Foreign Currency Translation...........................................        2,033
                                                                           -----------
                                                                            26,931,817
                                                                           -----------
Net Unrealized Depreciation on Securities During the Period..............     (810,153)
                                                                           -----------
Net Realized and Unrealized Gain on Securities...........................  $41,302,685
                                                                           ===========
Net Increase in Net Assets from Operations...............................  $39,350,494
                                                                           ===========

                                    B-53       See Notes to Financial Statements

                      Statement of Changes in Net Assets

                  For the Years Ended May 31, 1997 and 1996

==============================================================================================
                                                                     Year Ended     Year Ended
                                                                   May 31, 1997   May 31, 1996
----------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
Net Investment Loss...........................................    $  (1,952,191)  $ (1,152,058)
Net Realized Gain on Securities...............................       42,112,838     14,354,171
Net Unrealized Appreciation/Depreciation on Securities
 During the Period............................................         (810,153)    18,388,865
                                                                  -------------  -------------
Change in Net Assets from Operations..........................       39,350,494     31,590,978
                                                                  -------------  -------------
Distributions in Excess of Net Investment Income*.............       (1,377,948)           -0-
Distributions from Net Realized Gain on Securities*...........       (6,599,826)    (3,883,160)
                                                                  -------------  -------------
Total Distributions...........................................       (7,977,774)    (3,883,160)
                                                                  -------------  -------------
Net Change in Net Assets from Investment Activities...........       31,372,720     27,707,818
                                                                  -------------  -------------
From Capital Transactions:
Proceeds from Shares Sold.....................................      127,851,283     97,189,154
Net Asset Value of Shares Issued Through Dividend Reinvestment        7,550,550      3,650,871
Cost of Shares Repurchased....................................     (101,392,502)   (51,230,990)
                                                                  -------------  -------------
Net Change in Net Assets from Capital Transactions............       34,009,331     49,609,035
                                                                  -------------  -------------
Total Increase in Net Assets..................................       65,382,051     77,316,853
Net Assets:
Beginning of the Period.......................................      208,681,866    131,365,013
                                                                  -------------  -------------
End of the Period (Including accumulated distributions in
 excess of net investment income of $879,465 and
 $297,886, respectively)......................................    $ 274,063,917   $208,681,866
                                                                  =============  =============

                                                                     Year Ended     Year Ended
*Distributions by Class                                            May 31, 1997   May 31, 1996
----------------------------------------------------------------------------------------------
Distributions in Excess of Net Investment Income:
 Class A Shares...............................................    $  (1,133,880)  $        -0-
 Class B Shares...............................................         (221,577)           -0-
 Class C Shares...............................................          (22,491)           -0-
                                                                  -------------  -------------
                                                                  $  (1,377,948)  $        -0-
                                                                  =============  =============
Distributions from Net Realized Gain on Securities:
 Class A Shares...............................................    $  (3,319,275)  $ (1,775,643)
 Class B Shares...............................................       (2,976,985)    (1,920,148)
 Class C Shares...............................................         (303,566)      (187,369)
                                                                  -------------  -------------
                                                                  $  (6,599,826)  $ (3,883,160)
                                                                  =============  =============

                                               See Notes to Financial Statements
                                     B-54

                             Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
================================================================================

                                                                            Year Ended May 31,
                                                            --------------------------------------------------
Class A Shares                                                 1997   1996(a)    1995(a)        1994   1993(a)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period.................   $ 13.98    $11.79     $11.67     $ 10.76    $10.44
                                                            -------    ------     ------     -------    ------
  Net Investment Loss....................................     (.064)     (.04)      (.04)       (.06)    (.055)
  Net Realized and Unrealized Gain on
   Securities............................................     2.460     2.561        .42      1.0125     .7775
                                                            -------    ------     ------     -------    ------
Total from Investment Operations.........................     2.396     2.521        .38       .9525     .7225
                                                            -------    ------     ------     -------    ------
Less:
  Distributions in Excess of Net Investment Income.......      .137       -0-        -0-         -0-       -0-
  Distributions from and in excess of Net
   Realized Gain on Securities...........................      .401      .331        .26       .0425     .4025
                                                            -------    ------     ------     -------    ------
Total Distributions......................................      .538      .331        .26       .0425     .4025
                                                            -------    ------     ------     -------    ------
Net Asset Value, End of the Period.......................   $15.838    $13.98     $11.79     $ 11.67    $10.76
                                                            =======    ======     ======     =======    ======
Total Return (b).........................................     17.67%    21.85%      3.36%       9.17%     7.13%
Net Assets at End of the Period (In millions)............   $ 136.9    $106.7     $ 60.1     $  41.8    $ 12.7
Ratio of Expenses to Average Net Assets (c)..............      2.09%     2.22%      2.29%       2.46%     2.93%
Ratio of Net Investment Loss to Average Net
  Assets (c).............................................      (.46%)    (.30%)     (.35%)      (.46%)    (.57%)
Portfolio Turnover.......................................       144%       94%       120%        116%      120%
Average Commission Rate per Equity Share
  Traded (d).............................................   $ .0206    $.0199         --          --        --

(a)  Based on average month-end shares outstanding.

(b) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) For the year ended May 31, 1993, the Ratios of Expenses and Net Investment Loss to Average Net Assets would have been 3.28% and (.92%), respectively, had VKAC not reimbursed certain expenses of the Fund. The impact on the Ratios due to VKAC's reimbursement of certain expenses for other periods presented was less than 0.01%.

(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                    B-55       See Notes to Financial Statements

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
================================================================================

                                                                                Year Ended May 31,
                                                              --------------------------------------------------
Class B Shares                                                    1997    1996(a)    1995(a)      1994   1993(a)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period.....................  $ 13.53    $11.50     $11.48     $10.67    $10.46
                                                               -------    ------     ------     ------    ------
  Net Investment Loss........................................    (.139)     (.14)      (.13)      (.13)    (.135)
  Net Realized and Unrealized
    Gain on Securities.......................................    2.358     2.501        .41      .9825     .7475
                                                               -------    ------     ------     ------    ------
Total from Investment Operations.............................    2.219     2.361        .28      .8525     .6125
                                                               -------    ------     ------     ------    ------
Less:

  Distributions in Excess of Net Investment Income...........     .030       -0-        -0-        -0-       -0-
  Distributions from and in Excess of Net
    Realized Gain on Securities..............................     .401      .331        .26      .0425     .4025
                                                               -------    ------     ------     ------    ------
Total Distributions..........................................     .431      .331        .26      .0425     .4025
                                                               -------    ------     ------     ------    ------
Net Asset Value, End of the Period...........................  $15.318    $13.53     $11.50     $11.48    $10.67
                                                               =======    ======     ======     ======    ======
Total Return (b).............................................    16.83%    20.90%      2.62%      8.21%     6.15%
Net Assets at End of the Period (In millions)................   $124.1   $  92.8     $ 64.7     $ 48.8    $  6.9
Ratio of Expenses to Average Net Assets (c)..................     2.86%     2.99%      3.05%      3.21%     3.88%
Ratio of Net Investment Loss to Average Net
  Assets (c).................................................    (1.22%)   (1.11%)    (1.11%)    (1.19%)   (1.41%)
Portfolio Turnover...........................................      144%       94%       120%       116%      120%
Average Commission Rate per Equity Share
  Traded (d).................................................  $ .0206    $.0199         --         --        --

(a)  Based on average month-end shares outstanding.

(b) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) For the year ended May 31, 1993, the Ratios of Expenses and Net Investment Loss to Average Net Assets would have been 4.50% and (2.02%), respectively, had VKAC not reimbursed certain expenses of the Fund. The impact on the Ratios due to VKAC's reimbursement of certain expenses for the other periods presented was less than 0.01%.

(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.


                                    B-56       See Notes to Financial Statements

            The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

=========================================================================================================
                                                                                            June 21, 1993
                                                       Year Ended May 31,                   (Commencement
                                                --------------------------------         of Distribution)
Class C Shares                                     1997     1996(a)    1995(a)         to May 31, 1994(a)
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  the Period...................................  $ 13.66   $ 11.61    $ 11.59                    $  10.29
                                                 -------   -------    -------                    --------
  Net Investment Loss..........................    (.137)     (.14)      (.13)                       (.13)
  Net Realized and Unrealized
    Gain on Securities.........................    2.372     2.521        .41                      1.4725
                                                 -------   -------    -------                    --------
Total from Investment Operations...............    2.235     2.381        .28                      1.3425
                                                 -------   -------    -------                    --------
Less:
  Distributions in Excess of Net
    Investment Income..........................     .030       -0-        -0-                         -0-
  Distributions from and in Excess of
    Net Realized Gain on Securities............     .401      .331        .26                       .0425
                                                 -------   -------    -------                    --------
Total Distributions............................     .431      .331        .26                       .0425
                                                 -------   -------    -------                    --------
Net Asset Value, End of the Period.............  $15.464   $ 13.66    $ 11.61                    $  11.59
                                                 =======   =======    =======                    ========
Total Return (b)...............................    16.82%    20.87%      2.60%                      13.06%*
Net Assets at End of the Period
  (In millions)................................  $  13.0   $   9.2    $   6.6                    $    5.1
Ratio of Expenses to Average
  Net Assets (c)...............................     2.87%     3.00%      3.05%                       3.21%
Ratio of Net Investment Loss
  to Average Net Assets (c)....................    (1.23%)   (1.10%)    (1.13%)                     (1.15%)
Portfolio Turnover.............................      144%       94%       120%                        116%
Average Commission Rate per
  Equity Share Traded (d)......................  $ .0206   $ .0199         --                          --


*Non-Annualized

(a) Based on average month-end shares outstanding.

(b) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) The impact on the Ratios of Expenses and Net Investment Loss to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                    B-57       See Notes to Financial Statements

--------------------------------------------------------------------------------
                        Notes to Financial Statements
--------------------------------------------------------------------------------
                                 May 31, 1997
================================================================================

1. Significant Accounting Policies
Van Kampen American Capital Global Equity Fund (the "Fund") is organized as a series of Van Kampen American Capital World Portfolio Series Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide long-term growth of capital by investing in an internationally diversified portfolio of equity securities. Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. The Fund commenced investment operations on August 5, 1991. The distribution of the Fund's Class B and Class C shares commenced on November 15, 1991 and June 21, 1993, respectively.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation--Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Unlisted securities and listed securities for which the last sales price is not available are valued at the last bid price. Fixed income investments are stated at value using market quotations. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. Security Transactions--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
     The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securi-

--------------------------------------------------------------------------------
                  Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------
                                 May 31, 1997
================================================================================

ties only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Investment Income--Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Original issue discount is amortized over the life of each applicable security. Premiums on debt securities are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.

D. Currency Translation--Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions.

E. Organizational Expenses--The Fund has reimbursed Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization in the amount of approximately $75,000. These costs were amortized over the 60 month period ended September 30, 1996.

F. Federal Income Taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.
     At May 31, 1997, for federal income tax purposes, cost of long- and short-term investments is $242,822,509; the aggregate gross unrealized appreciation is $31,431,024 and the aggregate gross unrealized depreciation is $4,953,516, resulting in net unrealized appreciation on investments, futures, forward currency contracts and foreign currency of $26,477,508.

G. Distribution of Income and Gains--The Fund declares and pays dividends annually from net investment income and from net realized gains on securities, if any. Net investment income for federal income tax purposes includes gains and losses realized on transactions in foreign cur-

--------------------------------------------------------------------------------
                  Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------
                                 May 31, 1997
================================================================================

rencies. These realized gains and losses are included as net realized gains or losses for financial reporting purposes.
   Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, the following permanent differences between book and tax basis reporting for the 1997 fiscal year have been identified and appropriately reclassified as follows:
     Accumulated Undistributed Net Investment Income.... $ 2,748,560(a)(b)(c)
     Accumulated Net Realized Gain/Loss on Securities... $(2,679,453)(a)(b)
     Capital                                             $   (69,107)(c)

(a) Represents $2,694,435 of realized gains and losses on transactions in foreign currencies which are included as ordinary income for federal income tax purposes. These realized gains and losses are included in net realized gain/loss on securities for financial reporting purposes.

(b) Represents $14,982 of capital gains tax paid on a foreign equity security. This item is recognized as an expense for federal income tax purposes but as a component of realized loss for book purposes.

(c) Represents $69,107 of expenses recognized for financial reporting purposes, but which are not deductible for federal income tax purposes.

2. Investment Advisory Agreement and Other Transactions with Affiliates Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly. Investment advisory fees are calculated monthly, based on the average daily net assets of the Fund at the annual rate of 1.00%. On April 1, 1997, the Adviser entered into a subadvisory agreement with Morgan Stanley Asset Management Inc. (the "Subadviser") to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. Prior to April 1, 1997, the Fund's Subadviser was John Govett & Co., Ltd. The Adviser pays 50% of its investment advisory fee to the Subadviser.
     Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.
     For the year ended May 31, 1997, the Fund recognized expenses of approximately $25,800 representing VKAC's cost of providing accounting services to the Fund. These services are provided by VKAC at cost.
     ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended May 31, 1997, the Fund recognized expenses of approximately $1,045,500, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.
     Additionally, for the year ended May 31, 1997, the Fund paid VKAC approximately $70,200 related to the direct cost of consolidating the VKAC open-end fund complex. Payment was contingent upon the realization by the Fund of cost efficiencies in shareholder services resulting from the consolidation.

                                 May 31, 1997
================================================================================

     Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

     The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per Trustee under the plan is equal to $2,500. The Adviser reimbursed the fund for these Plan expenses for the calendar year 1996.

     For the year ended May 31, 1997, the Fund paid brokerage commissions to Morgan Stanley Group Inc. of $8,633.

     At the end of the period, the Fund owned the following Morgan Stanley Funds which were managed by the Subadviser:

                                                                        Transactions During the Period
                                                                        ------------------------------
                                                                        % of       Cost of    Proceeds
                                                                  Net Assets     Purchases    of Sales
======================================================================================================
Latin America Discovery Fund, Inc................................      1.07%      $2,468,695        $0
Morgan Stanley Asia Pacific Fund, Inc............................      1.15%      $2,965,000        $0
Morgan Stanley India Investment Fund.............................      0.71%      $1,849,666        $0

     At May 31, 1997, VKAC owned 53,680 Class A shares of the Fund.


3. Capital Transactions

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C, each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

     At May 31, 1997, capital aggregated $103,173,521, $95,878,421 and
$10,315,232 for Classes A, B and C, respectively. For the year ended May 31, 1997, transactions were as follows:

                                                  Shares         Value
======================================================================
Sales:
     Class A...................................   6,134,539  $ 89,228,576
     Class B...................................   2,431,724    34,006,661
     Class C...................................     326,525     4,616,046
                                                  ---------  ------------
Total Sales....................................   8,892,788  $127,851,283
                                                  =========  ============
Dividend Reinvestment:
     Class A...................................     304,883  $  4,257,239
     Class B...................................     221,179     2,997,101
     Class C...................................      21,652       296,210
                                                  ---------  ------------
Total Dividend Reinvestment....................     547,714  $  7,550,550
                                                  =========  ============

--------------------------------------------------------------------------------
                  Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------
                                 May 31, 1997
================================================================================

                                      Shares           Value
------------------------------------------------------------
Repurchases:

     Class A....................  (5,426,393)  $ (79,299,631)
     Class B....................  (1,408,797)    (19,584,581)
     Class C....................    (176,672)     (2,508,290)
                                  ----------   -------------
Total Repurchases...............  (7,011,862)  $(101,392,502)
                                  ==========   =============

     At May 31, 1996, capital aggregated $89,022,332, $78,490,170 and
$7,914,448 for Classes A, B and C, respectively. For the year ended May 31, 1996, transactions were as follows:

                                      Shares           Value
------------------------------------------------------------
Sales:
     Class A....................   4,966,925   $  63,861,473
     Class B....................   2,370,872      29,925,908
     Class C....................     268,622       3,401,773
                                   ---------   -------------
Total Sales.....................   7,606,419   $  97,189,154
                                   =========   =============
Dividend Reinvestment:
     Class A....................     136,185   $   1,683,743
     Class B....................     150,464       1,807,274
     Class C....................      13,189         159,854
                                   ---------   -------------
Total Dividend Reinvestment.....     299,838   $   3,650,871
                                   =========   =============
Repurchases:
     Class A....................  (2,565,199)  $ (32,888,196)
     Class B....................  (1,288,844)    (16,089,389)
     Class C....................    (181,673)     (2,253,405)
                                   ---------   -------------
Total Repurchases...............  (4,035,716)  $ (51,230,990)
                                   =========   =============

     Class B and C shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                                 May 31, 1997
================================================================================

                                                             Contingent Deferred
                                                                 Sales Charge
                                                             -------------------
Year of Redemption                                           Class B     Class C
================================================================================
First......................................................     5.00%     1.00%
Second.....................................................     4.00%     None
Third......................................................     3.00%     None
Fourth.....................................................     2.50%     None
Fifth......................................................     1.50%     None
Sixth and Thereafter.......................................     None      None

     For the year ended May 31, 1997, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $87,000 and CDSC on the redeemed shares of approximately $174,500. Sales charges do not represent expenses of the Fund.

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $338,593,160 and $315,447,959, respectively.

5. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

     The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, manage the portfolio's effective yield, foreign currency exposure, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures or forward contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures or forward contract.

     Summarized below are the specific types of derivative financial instruments used by the Fund.

A. Futures Contracts-A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used to provide the return of an index without purchasing all the securities underlying the index or to manage the Fund's overall exposure to the equity markets.

     Upon entering into future contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period

                                 May 31, 1997
================================================================================
the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

     Transactions in futures contracts for the year ended May 31, 1997, were as follows:

                                                                      Contracts
===============================================================================
Outstanding at May 31, 1996...........................................        0
Futures Opened........................................................       50
Futures Closed........................................................      (25)
                                                                           ----
Outstanding at May 31, 1997...........................................       25
                                                                           ====

     The futures contracts outstanding as of May 31, 1997, and the description and unrealized depreciation are as follows:

                                                                     Unrealized
                                                        Contracts  Depreciation
===============================================================================
Long June 1997 CAC 40 Index Future Contracts
     (Current Notional Value of $513,400 per contract)....     25      $167,954
                                                             ====      ========

B. Forward Currency Contracts-These instruments are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency.

     At May 31, 1997, the Fund has outstanding forward currency contracts as follows:

                                                                      Unrealized
                                        Original       Current     Appreciation/
Description                                Value         Value      Depreciation
================================================================================
Long Contracts
British Pound Sterling,
     2,667,912 expiring 07/16/97...........$ 4,354,032   $ 4,359,896   $   5,864
German Mark,
     5,700,500 expiring 07/30/97...........  3,310,203     3,349,994      39,791
Japanese Yen,
     1,816,065,372 expiring
     07/18/97-01/26/98..................... 14,909,244    16,033,345   1,124,101

                                 May 31, 1997
===============================================================================

                                                                       Unrealized
                                            Original       Current  Appreciation/
Description                                    Value         Value   Depreciation

=================================================================================
Long Contracts (Continued)
Swiss Franc,
     2,783,100 expiring 08/18/97......... $ 2,000,000    $ 1,985,189    $ (14,811)
Short Contracts
British Pound Sterling,
     2,667,912 expiring 07/16/97.........   4,000,000      4,359,896     (359,896)
German Mark,
     11,401,560 expiring 07/30/97........   6,900,000      6,700,316      199,684
French Franc,
     45,948,432 expiring 09/15/97........   8,108,356      8,009,107       99,249
Japanese Yen,
     2,740,235,772 expiring
     07/18/97-01/26/98...................  24,141,822     24,082,060       59,762
Netherlands Guilder,
     3,454,320 expiring 08/18/97.........   1,820,267      1,806,622       13,645
Spanish Peseta,
     375,238,689 expiring 06/13/97.......   2,624,636      2,595,994       28,642
Swiss Franc,
     7,721,085 expiring 08/18/97.........   5,409,115      5,507,461      (98,346)
                                                                       ----------
                                                                       $1,097,685
                                                                       ==========

6. Distribution and Service Plans

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

     Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended May 31, 1997, are payments to VKAC of approximately $908,900.

                                                                      APPENDIX D

                               SEMI-ANNUAL REPORT
                                      FOR
                              MORGAN STANLEY FUNDS

                      DATED DECEMBER 31, 1997 (UNAUDITED)

                                   [TO COME]

                                                                      APPENDIX E

                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

                              FINANCIAL STATEMENTS

                         NOVEMBER 30, 1997 (UNAUDITED)

                            Portfolio of Investments
                         November 30, 1997 (Unaudited)

                                       Number
Description                            of Shares    Market Value
-----------                            ---------    ------------
COMMON STOCKS 84.9%
AUSTRALIA 0.0%
Broken Hill Proprietary Co. ..              981       $    8,994
Coles Myer ...................            3,587           17,635
GIO Australia Holding ........              281              679
M.I.M. Holdings ..............              370              268
                                                      ----------
                                                          27,576
                                                      ----------

AUSTRIA 0.9%
AMS Austria Mikros ...........              400           24,175
Austrian Airlines (b) ........            2,200           46,980
Bau Holding ..................              600           34,329
BBAG Oest Brau Bet ...........              800           38,680
Bk Austria (b) ...............            9,166          427,544
Bohler Uddeholm ..............            1,500          101,293
BWT Benckiser ................              200           31,186
Creditanstalt Bank ...........            2,000          103,147
EA-Generali ..................              700          165,277
Flughafen Wien ...............            3,300          134,478
Lenzing (b) ..................              500           27,197
Mayr-Melnhof Karton (b) ......            1,700           95,209
Oest Elektrizitats, Class A ..            4,100          328,410
OMV ..........................            3,200          416,429
Radex-Heraklith ..............            1,900           68,899
Steyr-Daimler-Puch ...........            1,400           39,881
VA Technologie ...............            1,700          256,038
Wienerberger Baust ...........            1,200          233,197
                                                      ----------
                                                       2,572,349
                                                      ----------

CANADA 4.2%
Abitibi Consolidated, Inc. (b)            8,300          107,221
Agrium, Inc. .................            6,800           68,508
Air Canada, Inc. (b) .........            6,900           65,883


                        See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

                                          Number
Description                               of Shares  Market Value
-----------                               ---------  ------------
CANADA (CONTINUED)
Alcan Aluminum ...................         10,100       $271,584
Avenor, Inc. .....................          3,200         48,864
Bank of Montreal .................         12,200        522,056
Bank of Nova Scotia ..............         11,100        481,609
Barrick Gold Corp. ...............         19,600        322,688
BCE, Inc. ........................         28,900        874,497
Bombardier, Inc., Class B ........         14,800        305,487
Cae, Inc. ........................          6,300         49,981
Cameco Corp. .....................          2,600         92,365
Canadian Imperial Bank ...........         19,100        569,909
Canadian Natural Resources (b) ...          4,800        105,732
Canadian Occidental Petroleum ....          7,300        161,955
Canadian Pacific .................         16,000        452,136
Canadian Tire, Class A ...........          4,300         88,303
Cominco ..........................          3,800         62,028
Corel Corp. (b) ..................          3,400          7,877
Cott Corp. .......................          2,800         27,718
Dofasco, Inc. ....................          4,700         72,924
Domtar, Inc. .....................          7,400         50,135
Echo Bay Mines ...................          7,300         16,657
Gulf Canada Resource (b) .........         11,400         80,037
Imasco ...........................          9,900        352,740
Imperial Oil .....................          7,800        464,106
Inco .............................          7,300        138,379
IPL Energy, Inc. .................          2,700        115,253
Laidlaw, Inc., Class B Non Voting          13,400        172,633
Loewen Group, Inc. ...............          3,200         78,632
MacMillan Bloedel ................          7,200         76,330
Magna International, Inc., Class A          3,300        207,821
Methanex Corp. (b) ...............          8,100         67,957

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                  Number
Description                                       of Shares      Market Value
-----------                                       ---------      ------------
CANADA (CONTINUED)
Molson Cos., Class A ...................             3,700       $    67,540
Moore Corp. ............................             5,200            81,047
Newbridge Networks Corp. (b) ...........             7,000           294,871
Noranda, Inc. ..........................            11,300           189,609
Norcen Energy Resources ................            11,400           140,064
Northern Telecom .......................            10,900           979,535
Nova Corp. .............................            25,300           237,129
Petro ..................................            13,500           240,741
Placer Dome, Inc. ......................             9,800           118,686
Potash Corporation of Saskatchewan, Inc.             2,500           196,581
Power Corporation of Canada ............             6,100           186,724
Provigo, Inc. (b) ......................             6,100            32,334
Ranger Oil .............................             6,300            44,010
Renaissance Energy (b) .................             6,000           125,742
Repap Enterprises, Inc. (b) ............             5,100               537
Rogers Communications, Inc., Class B (b)             8,100            36,396
Royal Bank of Canada ...................            14,400           770,372
Seagram ................................            16,400           527,918
Suncor Energy, Inc. ....................             3,700           121,766
Talisman Energy, Inc. (b) ..............             6,200           182,167
Teck Corp., Class B ....................             4,000            58,132
TELUS Corp. ............................             5,000           107,417
Thomson Corp. ..........................            26,700           674,834
Transcanada Pipelines ..................            11,200           234,718
Westcoast Energy, Inc. .................             5,700           128,058
Weston George ..........................             2,200           172,991
                                                                 -----------
                                                                  12,529,924
                                                                 -----------

FRANCE 4.6%
Accor ..................................             1,250           236,309
Air Liquide ............................             2,350           369,819
Alcatel Alsthom ........................             4,700           589,162


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                         Number
Description                                              of Shares     Market Value
-----------                                              ---------     ------------
FRANCE (CONTINUED)
AXA-UAP .......................................           10,000       $  725,696
BQE National Paris ............................            6,666          325,209
BIC ...........................................            2,100          145,744
Bouygues ......................................              899           90,916
Canal Plus ....................................            1,070          186,148
Carrefour .....................................            1,250          668,906
Cie Bancaire ..................................              900          134,467
Cie De St. Gobain .............................            2,779          377,544
Cie Fin Paribas ...............................            3,500          252,867
Danone ........................................            2,450          390,951
Eaux Cie Generale .............................            4,027          532,085
Eaux Cie Generale, Warrants expiring 5/2/01 (b)            3,550            2,171
Elf Aquitaine .................................            8,150          945,700
Erid Beghin Say ...............................              950          147,731
Essilor International .........................              350           97,590
Eurafrance ....................................              125           50,395
France Telecom (b) ............................           30,800        1,131,137
Havas .........................................            2,361          154,179
Imetal ........................................              500           59,289
L'Oreal .......................................            2,100          803,957
Lafarge .......................................            3,050          201,497
Lagardere S.C.A ...............................            3,500          100,791
Legrand .......................................            1,000          190,571
LVMH (Moet Hennessy Louis Vuitton) (b) ........            2,750          474,226
Lyonnaise des Eaux ............................            3,856          414,778
Michelin (CGDE), Class B ......................            3,916          210,948
Pathe .........................................              275           53,013
Pernod Ricard .................................            2,150          109,261
Peugeot .......................................            1,650          186,430
Pin Printemps Redo ............................              675          345,315
Promodes ......................................              600          220,555

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                      Number
Description                           of Shares    Market Value
-----------                           ---------    ------------
FRANCE (CONTINUED)
Rhone-Poulenc ............            10,679       $   480,105
Sagem ....................               150            67,564
Sanofi ...................             3,400           340,386
Schneider ................             4,200           224,823
Simco ....................               775            55,139
Societe Generale .........             3,094           406,712
Sodexho Alliance .........               250           133,498
Thomson CSF ..............             3,850           111,392
Total, Class B ...........             7,550           792,946
Usinor Sacilor ...........             7,950           124,974
Valeo ....................             2,100           138,878
                                                    ----------
                                                    13,801,774
                                                    ----------
GERMANY 4.9%
Adidas ...................             1,400           197,278
AGIV (b) .................             1,350            27,712
Allianz ..................             6,500         1,542,529
Amb Aach & Mun Bet .......               100           102,580
BASF .....................            16,500           583,839
Bayerische Hypotheden Bank             7,050           305,827
Bayerische Vereinsbank ...             7,400           439,552
Bayerische ...............            21,000           777,244
Beiersdorf, Class A ......             2,450           102,807
Bilfinger & Berger BAU ...             1,400            51,523
Brau Und Brunnen (b) .....               250            20,839
CKAG Colonia Konzern .....               800            67,593
Continental ..............             2,800            70,893
Daimler Benz .............            14,300         1,012,799
Degussa ..................             2,500           115,963
Deutsche Bank ............            14,150           907,494
Deutsche Telekom .........            60,000         1,216,331
Dresdner Bank ............            12,450           482,892


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)


                                                     Number
Description                                          of Shares      Market Value
-----------                                          ---------      ------------

GERMANY (CONTINUED)
Heidelberg Zement (b) .....................             1,485       $   116,206
Hochtief ..................................             2,600           107,627
Karstadt ..................................               300           104,281
Klockner Humb Deut ........................             1,800            12,248
Linde .....................................               300           186,958
Lufthansa .................................            10,800           205,160
Man .......................................               400           119,081
Mannesmann ................................             1,050           488,829
Merck KGaA ................................             4,550           165,642
Metro .....................................             6,960           319,683
Muenchener Ruckversicherungs-Gesellschaft .             2,000           624,894
Preussag ..................................               500           143,039
RWE .......................................             9,400           460,805
SAP .......................................             1,700           494,528
Schering ..................................             2,050           201,106
Siemens ...................................            16,000           939,495
Strabag (b) ...............................               100             6,589
Thyssen ...................................             1,100           261,979
Veba ......................................            14,000           831,982
Viag ......................................               800           406,555
Volkswagen ................................               800           453,643
                                                                     ----------
                                                                     14,676,025
                                                                     ----------

ITALY 3.2%
Assic Generali ............................            40,250           902,827
BCA Comm Italiana .........................            64,000           183,380
BCO Ambros Veneto .........................            25,000            81,907
BCO Ambros Veneto, Warrants expiring 1/2/98            25,000            84,020
Benetton Group ............................             8,220           124,664
Burgo Cartiere ............................             7,000            41,330
Credito Italiano ..........................           110,000           301,176
Edison ....................................            29,000           157,123
ENI .......................................           348,000         2,031,524


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                                    Number
Description                                                        of Shares      Market Value
-----------                                                        ---------      ------------
ITALY (CONTINUED)
Falck Acciaierie & Ferriere Lombarde .....................            5,000       $   21,736
Fiat .....................................................          146,700          423,738
Fiat Di Risp .............................................           32,400           51,388
Fiat Priv ................................................           49,700           76,238
Impregilo (b) ............................................           15,000           10,758
Instituto Bancario San Paolo .............................           38,500          318,909
Instituto Mobiliare Italiano .............................           27,750          289,939
Instituto Nazionale delle Assicurazioni ..................          184,000          320,591
Italcementi ..............................................           10,500           66,797
Italcementi Di Risp ......................................            7,000           17,910
Italgas ..................................................           30,000          115,741
Magneti Marelli ..........................................           22,500           36,663
Mediaset .................................................           52,500          259,224
Mediobanca Rinascente Risp, Warrants expiring 12/31/99 (b)            1,400              605
Mediobanca ...............................................           22,000          153,708
Montedison (b) ...........................................          125,000          103,325
Montedison Di Risp (b) ...................................           40,000           22,621
Olivetti & C. (b) ........................................          156,000           87,502
Parmalat Finanz (b) ......................................           70,000          101,096
Pirelli ..................................................           70,000          173,829
RAS ......................................................           13,000          120,965
Rinascente ...............................................           10,400           78,863
Rinascente, Warrants expiring 11/30/99 ...................            1,400            1,722
Sasib ....................................................            7,000           19,227
Sirti ....................................................           13,500           81,271
Snia BPD .................................................           30,000           29,869
Societa Assicuratrice Industriale ........................            6,000           60,779
Telecom Italia ...........................................          159,720          995,731
Telecom Italia Di Risp ...................................           43,779          172,576
Telecom Italia Mob .......................................          287,500        1,164,106
Telecom Italia Mob Di Risp ...............................           67,500          147,694

                                                                                  ----------
                                                                                   9,433,072
                                                                                  ----------


                       See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                   Number
Description                                        of Shares       Market Value
-----------                                        ---------       ------------
JAPAN 8.3%
Advantest .................................            1,800       $  124,537
Ajinomoto Co., Inc. .......................           24,000          218,139
Aoki Corp. (b) ............................           14,000            3,291
Aoyama Trading Co. ........................            1,900           48,384
Asahi Breweries ...........................           14,000          196,357
Asahi Chemical Industry Co. ...............           42,000          180,999
Asahi Glass Co. ...........................           40,000          255,436
Bank of Tokyo .............................          132,600        1,922,116
Bridgestone Corp. .........................           14,000          303,859
Canon, Inc. ...............................           17,000          410,264
Casio Computer Co. ........................            8,000           63,937
Chiba Bank ................................            4,000           15,608
Chugai Pharm Co. (b) ......................           14,000           87,209
Dai Nippon Printing .......................           16,000          317,179
Daiei, Inc. (b) ...........................           15,000           64,995
Daikin Industries .........................           14,000           73,606
Daiwa House Industries ....................           14,000          112,987
Denso Corp. ...............................           17,000          310,362
East Japan Railway ........................               82          372,654
Ebara Corp. ...............................            9,000          100,137
Fanuc .....................................            5,900          221,900
Fuji Photo Film Co. .......................            8,000          287,718
Fujitsu (b) ...............................           36,000          403,369
Furukawa Electric .........................           10,000           48,893
Hankyu Corp. ..............................           19,000           90,813
Hazama Corp. ..............................           14,000            8,337
Hitachi ...................................           69,000          489,285
Honda Motor Co. ...........................           18,000          651,597
Ito Yokado Co. ............................            9,000          406,190
Japan Air Lines Co. (b) ...................           43,000          133,759
Japan Energy Corp. ........................           35,000           52,380
Jusco Co. .................................            7,000          117,375
Kajima Corp. ..............................           28,000           92,145

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                 Number
Description                                      of Shares      Market Value
-----------                                      ---------      ------------
JAPAN (CONTINUED)
Kansai Electric Power ....................         18,600       $316,255
Kao Corp. ................................         25,000        333,007
Kawasaki Steel Corp. .....................         22,000         36,200
Kinki Nippon Railway .....................         33,000        182,809
Kirin Brewery Co. ........................         28,000        215,663
Komatsu ..................................         28,000        168,055
Kubota Corp. .............................         42,000        145,128
Kumagai Gumi Co. .........................         28,000         18,868
Kyocera Corp. ............................          4,200        202,719
Kyowa Hakko Kogyo ........................         14,000         70,206
Long-Term Credit Bank of Japan ...........         35,000         58,962
Marubeni Corp. ...........................         42,000        104,979
Marui Co. ................................          3,000         47,013
Matsushita Electric Industries ...........         42,000        654,887
Mitsubishi Chemical ......................         42,000         81,943
Mitsubishi Corp. .........................         39,000        304,360
Mitsubishi Electric Corp. ................         49,000        135,530
Mitsubishi Heavy Industries ..............         76,000        298,938
Mitsubishi Materials Corp. ...............         28,000         63,185
Mitsubishi Trust & Banking Corp. .........         37,000        492,850
Mitsui & Co. .............................         42,000        291,902
Mitsui Engineering & Ship Building Co. (b)         28,000         24,791
Mitsukoshi ...............................         15,000         42,311
Murata Manufacturing Co. .................          5,000        150,049
Mycal Corp. ..............................          9,000         74,045
NEC Corp. ................................         24,000        253,869
NGK Insulators ...........................         14,000        130,539
Nippon Express Co. .......................         11,000         57,575
Nippon Fire & Marine Insurance ...........         14,000         43,330
Nippon Light Metal .......................         13,000         24,549
Nippon Meat Packer .......................         14,000        183,193
Nippon Oil Co. ...........................         40,000        139,471
Nippon Steel Corp. .......................        155,000        286,621

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                     Number
Description                                          of Shares     Market Value
-----------                                          ---------     ------------
JAPAN (CONTINUED)
Nippon Telegraph & Telephone Corp. ........              209       $1,719,491
Nippon Yusen Kabushiki Kaisha .............           42,000          128,674
Nissan Fire & Marine Insurance ............              350            1,316
Nissan Motor Co. ..........................           53,000          230,480
NKK Corp. .................................           81,000           81,873
Odakyu Electric Railway ...................           16,000           77,101
Oji Paper Co. .............................           28,000          116,498
Osaka Gas Co. .............................           62,000          138,453
Penta Ocean Construction ..................           14,000           24,243
Pioneer Electronic ........................            4,000           69,579
Rohm Co. ..................................            1,000           98,727
Sakura Bank ...............................           97,000          338,977
Sankyo Co .................................           11,000          350,793
Sanwa Bank ................................           46,000          504,603
Sanyo Electric Co. ........................           42,000          118,472
Secom Co. .................................            3,000          188,051
Sega Enterprises ..........................            2,700           60,082
Sekisui House .............................           14,000          100,701
Sharp Corp. ...............................           28,000          187,361
Shimano, Inc. .............................            4,000           91,518
Shimizu Corp. .............................           20,000           64,251
Shin Etsu Chemical Co. ....................            6,000          142,449
Shiseido Co. ..............................            6,000           81,332
Showa Denko K.K. (b) ......................           28,000           41,465
Softbank Corp. ............................              700           12,615
Sony Corp. ................................            6,400          546,601
Sumitomo Chemical .........................           56,000          186,484
Sumitomo Corp. ............................           28,000          176,611
Sumitomo Electric Industries ..............           19,000          254,574
Sumitomo Forestry .........................            6,000           40,431
Sumitomo Metal Industries .................           50,000          101,861
Sumitomo Metal Mining Co. .................           13,000           51,745
Sumitomo Osaka Cement Co. .................           14,000           26,656


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                     Number
Description                                          of Shares    Market Value
-----------                                          ---------    ------------
JAPAN (CONTINUED)
Taisei Corp. ..............................            20,000       $    64,721
Taisho Pharmacy Co. .......................             8,000           200,588
Takeda Chemical Industries ................            17,000           496,846
Teijin ....................................            28,000            73,497
Tobu Railway Co. ..........................            19,000            66,249
Tohoku Electric Power .....................            10,000           151,224
Tokyu Corp. ...............................            23,000            98,217
Tokyo Electric Power ......................            25,900           464,729
Tokyo Electron ............................             2,000            76,631
Tokyo Gas Co. .............................            56,000           133,830
Tokyo Marine & Fire Insurance Co. .........            42,000           398,198
Toppan Printing Co. .......................            19,000           257,551
Toray Industries, Inc. ....................            42,000           190,872
Toto ......................................            14,000           128,345
Toyobo Co. ................................            28,000            42,782
Toyota Motor Corp. ........................            61,000         1,758,903
Ube Industries ............................            28,000            50,460
                                                                     ----------
                                                                     24,827,330
                                                                     ----------

NETHERLANDS 1.5%
ABN Amro Holdings .........................            19,362           369,255
Ahold Koninklijke .........................             7,108           189,566
Akzo Nobel ................................             1,100           193,509
Elsevier ..................................             9,900           167,383
Getronics .................................             1,200            41,242
Heineken ..................................               700           118,528
ING Groep NV ..............................            11,207           455,656
KLM Royal Dutch Air Lines .................             1,316            47,348
Koninklijke KNP BT ........................             1,500            32,381
Koninklijke Nedlloyd ......................               400             9,198
Koninklijke PTT Nederland .................             6,660           267,432
OCE .......................................               303            34,534
Philips Electronic ........................             4,800           317,134
Royal Dutch Petroleum Co. .................            29,200         1,520,757


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                     Number
Description                                          of Shares     Market Value
-----------                                          ---------     ------------
NETHERLANDS (CONTINUED)
Stork .....................................              500       $   18,316
Unilever ..................................            8,800          511,890
Wolters Kluwer ............................            1,010          133,714
                                                                    ---------
                                                                    4,427,843
                                                                    ---------

NORWAY 0.5%
Aker RGI ..................................            3,200           56,512
Bergesen, Series A ........................            2,800           71,836
Bergesen, Series B ........................            1,200           30,370
Christiania Bank ..........................           27,000           97,241
Dyno Industrier ...........................            1,500           28,993
Elkem .....................................            2,600           36,877
Hafslund ..................................            4,800           28,701
Helikopter Services Group .................            1,000           11,402
Kvaerner ..................................            2,000           98,729
Leif Hoegh & Co. ..........................            1,600           31,371
Ncl Holdings (b) ..........................            6,600           24,688
Norsk Hydro ...............................           11,300          582,175
Norske Skogsindustrier ....................            1,500           45,888
Orkla .....................................            2,300          198,292
Petroleum Geo-Services (b) ................            1,600          103,012
Storebrand (b) ............................           14,000           95,197
Unitor ....................................            1,000           12,932
                                                                    ---------
                                                                    1,554,216
                                                                    ---------

PORTUGAL 1.0%
Banco Comercial Portugues .................           15,000          316,315
Banco Espirito Santo E Comercial ..........            7,900          222,226
Banco Totta E Acores ......................            5,700          107,547
Bpi Soc Gestora ...........................            7,600          168,912
Cimpor-Cimentos de Portugal ...............            8,000          202,619
CIN Corp Ind Norte ........................              400           24,839
Corticeira Amorim .........................            1,500           17,064
Elec De Portugal (b) ......................           35,200          636,218
INAPA Investimentos Participacoese Gestao .              500           16,648

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                                  Number
Description                                                       of Shares      Market Value
-----------                                                       ---------      ------------
PORTUGAL (CONTINUED)
Jeronimo Martins ........................................            2,300       $   72,689
Jeronimo Martins, Common Rights callable through 12/31/97            2,300           72,689
Portucel Industrial Empressa Productora de Celulose .....            8,600           55,265
Portugal Telecom ........................................           22,000        1,013,319
Soares Da Costa (b) .....................................            1,100            8,546
Sonae Investimentos .....................................            4,000          149,501
UNICER-Uniao Cervejeira .................................            1,000           15,649
                                                                                  ---------
                                                                                  3,100,046
                                                                                  ---------

SPAIN 2.1%
Acerinox ................................................              500           78,130
Aguas De Barcelona ......................................            1,721           69,845
Argentaria, SA ..........................................            5,120          317,618
Autopistas Cesa .........................................            8,610          114,908
BCO Bilbao Vizcaya ......................................           27,300          824,804
BCO Central Hispan ......................................           13,200          253,182
BCO Santander ...........................................           19,500          589,800
Corp Fin Alba ...........................................              600           64,784
Corp Mapfre .............................................            1,100           53,705
Dragados Y Construction .................................            2,300           48,897
Ebro Agricolas ..........................................            2,000           34,605
Emp Nac Electricid (b) ..................................           41,600          782,563
Empresa Nacl Celul ......................................              900           14,607
Ercros (b) ..............................................            6,900            7,034
Fom Const Y Contra ......................................            2,400           95,285
Gas Natural SDG .........................................            6,000          296,962
Iberdrola ...............................................           37,700          481,648
Metrovacesa .............................................              945           40,751
Portland Valderriv ......................................              300           24,445
Repsol ..................................................           12,200          527,731
Tabacalera, Class A .....................................            1,500          114,681
Telefonica De Espana ....................................           38,000        1,095,835
Union Electrica Fenosa ..................................           11,800          118,309


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                       Number
Description                                            of Shares    Market Value
-----------                                            ---------    ------------
SPAIN (CONTINUED)
Uralita ....................................            2,100       $   24,435
Vallehermoso ...............................            1,700           49,879
Viscofan Envoltura .........................              900           22,212
Zardoya Otis ...............................              400           46,543
                                                                     ---------
                                                                     6,193,198
                                                                     ---------

SWEDEN 2.0%
ABB, Class A ...............................           32,000          408,211
AGA, Class A ...............................            2,700           36,016
AGA, Class B ...............................            4,700           59,043
Astra, Class A .............................           60,000        1,041,248
Atlas Copco, Class A .......................            7,400          227,132
Electrolux, Class B ........................            2,900          228,349
Ericsson Telefonaktiebolaget LM, Class B (b)           36,800        1,501,263
Esselte, Class A ...........................            1,500           29,139
Granges (b) ................................            1,450           23,098
Hennes & Mauritz, Class B ..................            8,000          369,876
Securitas, Class B .........................            3,600          108,166
Skandia Foersaekrings ......................            4,600          242,466
Skandinaviska Enskilda Banken, Class A .....           21,100          248,669
Skanska, Class B ...........................            4,900          201,800
SKF, Class B ...............................            4,800          112,517
Stora Kopparbergs, Class A .................           12,200          161,950
Svenska Cellulosa, Class B .................            7,500          164,638
Svenska Handelsbkn, Class A (b) ............            8,200          288,856
Swedish Match ..............................           18,800           63,547
Trelleborg, Class B ........................            5,300           74,131
Volvo, Class B .............................           15,600          416,189
                                                                     ---------
                                                                     6,006,304
                                                                     ---------

SWITZERLAND 3.5%
ABB ........................................              250          332,620
Adecco .....................................              450          132,557
Alusuisse-Lonza Holding ....................              140          128,531


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                       Number
Description                            of Shares   Market Value
-----------                            ---------   ------------
Switzerland (Continued)
Credit Suisse Group .......             6,000       $   877,402
Georg Fischer .............                30            41,240
Holderbk Fn Glarus ........               170           148,205
Nestle ....................               970         1,427,311
Novartis (b) ..............             1,566         2,501,998
Roche Holdings Bearer .....                40           608,781
Roche Holdings Genusscheine               171         1,530,341
Sairgroup (b) .............                90           117,471
SGS Holdings ..............                45            84,079
SMH .......................               130            71,027
Sulzer ....................               100            66,068
Swiss Bank Corp. (b) ......             1,860           534,205
Swiss Reinsurance .........               350           571,714
Ubs Schw Bkgesell (b) .....               570           144,519
Union Bank of Switzerland .               510           649,215
Valora Holding ............               170            35,769
Zurich Versicherun ........             1,170           492,355
                                                     ----------
                                                     10,495,408
                                                     ----------

UNITED KINGDOM 9.3%
Abbey National ............            34,200           545,836
Arjo Wiggins Apple ........            17,050            48,665
Associated British Foods ..            12,225           112,628
B.A.T Industries ..........            75,625           679,487
Barclays ..................            41,500         1,000,877
Bass ......................            26,825           385,091
BG ........................            94,720           454,323
BG, Class B (b) ...........           107,350            52,578
BICC ......................            17,050            44,345
Blue Circle Industiries ...            31,725           182,173
BOC Group .................            17,050           272,120
Boots Co. .................            26,825           394,151
BPB .......................            17,050            97,330
British Aerospace .........            12,225           333,653



                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                     Number
Description                          of Shares     Market Value
-----------                          ---------     ------------
UNITED KINGDOM (CONTINUED)
British Airways ............           29,275       $  265,507
British Petroleum ..........          140,163        1,917,444
British Sky Broadcast ......           39,025          290,001
British Steel ..............           48,800          113,943
British Telecommunications .          141,550        1,092,522
BTR ........................          102,500          355,746
Burmah Castrol .............            7,300          122,920
Cable & Wireless ...........           61,025          554,491
Cadbury Schweppes ..........           26,825          278,624
Caradon ....................           19,170           60,544
Centrica (b) ...............          107,350          155,921
Coats Viyella ..............           21,975           38,227
Commercial Union ...........           17,050          234,685
Courtaulds .................           12,225           56,366
De Lousiana Rue ............            2,450           16,551
EMI Group ..................           12,860           96,868
General Electric ...........           70,775          460,796
GKN ........................           14,600          317,348
Glaxo Wellcome .............           78,075        1,714,192
Granada Group ..............           17,050          243,900
Grand Metropolitan .........           44,700          406,912
Great University Stores ....           29,275          343,626
Guardian Royal Exchange ....           19,525           93,981
Guinness ...................           44,800          406,309
Hanson .....................           14,675           74,726
Harrison & Crosfield .......           31,725           63,493
HSBC Holdings (ADR) ........           53,700        1,308,714
Imperial Chemical Industries           21,975          325,115
Ladbroke Group .............           29,275          133,001
Land Securities ............           19,525          317,557
Lasmo ......................           19,525           86,726
Legal & General Group ......           29,275          249,685
Lloyds TSB Group ...........          134,175        1,529,606


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                     Number
Description                          of Shares    Market Value
-----------                          ---------    ------------
UNITED KINGDOM (CONTINUED)
Lonrho ...................           19,525       $   30,338
Marks & Spencer ..........           85,375          878,117
MEPC .....................           14,675          132,350
National Power ...........           34,200          326,635
North West Water (b) .....           17,050          219,136
P & O Finance (b) ........           19,525          211,375
Pilkington ...............           36,575           79,685
Prudential Corp. .........           48,800          525,029
Rank Group ...............           21,975          128,227
Redland ..................           14,675           84,516
Reed International .......           33,725          359,121
Reuters Holdings .........           41,500          468,197
Rexam ....................           14,675           71,875
Rio Tinto ................           29,275          353,514
RMC Group ................            7,300          110,468
Royal Bank Scot Group ....           12,225          140,605
Royal Sun Alliance .......           34,200          307,863
Safeway ..................           21,975          120,248
Sainsbury J Finance ......           39,025          320,979
Schroders ................            4,850          139,741
Scottish Power ...........           24,425          198,007
Sears ....................           48,800           40,385
Sedgwick Group ...........           14,675           30,981
Slough Estates ...........           12,225           71,335
Smithkline Beecham .......          127,975        1,188,754
Southern Electric ........           12,225           92,704
Tarmac ...................           34,200           66,424
Taylor Woodrow ...........           19,525           57,708
Tesco ....................           46,325          374,370
Thames Water .............           17,050          256,850
Thorn ....................           11,892           30,026
TI Group .................           12,225           98,795

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)


                                                   Number
Description                                        of Shares    Market Value
-----------                                        ---------    ------------
UNITED KINGDOM (CONTINUED)
Unilever ..............................            70,750       $   557,718
Vodafone Group ........................            80,525           538,555
Zeneca Group ..........................            21,975           701,447
                                                                 ----------
                                                                 27,642,190
                                                                 ----------

UNITED STATES 38.9%
Abbott Laboratories, Inc. .............             6,000           390,000
AccuStaff, Inc. (b) ...................             2,600            76,863
Adobe Systems, Inc. ...................             3,300           138,600
Advanced Fibre Communications, Inc. (b)             2,200            56,925
AGCO Corp. ............................             2,600            71,175
Air Express International Corp. .......             2,400            68,850
Air Products & Chemicals, Inc. ........               900            69,019
Airborne Freight Corp. ................             1,400            89,163
ALBANK Financial Corp. ................             1,800            83,250
Albertsons, Inc. ......................             5,000           221,875
Alcan Aluminum ........................               600            16,163
Allegheny Teldyne, Inc. ...............               200             5,150
Allen Telecom, Inc. (b) ...............             1,700            34,531
Allergan, Inc. ........................             2,900            98,238
Allied Waste Industries, Inc. (b) .....             3,400            74,375
AlliedSignal, Inc. ....................             6,800           252,450
Allstate Corp. ........................             6,300           541,012
Alltel Corp. ..........................             5,600           222,600
Aluminum Company of America ...........               100             6,725
ALZA Corp. (b) ........................             3,000            80,063
AMBAC, Inc. ...........................             2,700           108,337
American Bankers Insurance Group, Inc.              2,000            81,000
American Express Co. ..................             5,800           457,475
American General Corp. ................             1,300            70,038
American Greetings Corp. ..............            10,000           367,500
American Home Products Corp. ..........             9,700           677,787
American International Group, Inc. ....             6,600           665,362

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)


                                                                       Number
Description                                                            of Shares   Market Value
-----------                                                            ---------   ------------
UNITED STATES (CONTINUED)
American Power Conversion Corp. (b) .......................            2,000       $   60,750
American Stores Co. .......................................            5,600          110,950
Ameritech Corp. ...........................................            5,200          400,725
Amoco Corp. ...............................................            5,400          486,000
AMP, Inc. .................................................            3,200          139,000
AMR Corp. (b) .............................................              700           84,831
AMRESCO, Inc. (b) .........................................            1,900           53,200
Andrew Corp. (b) ..........................................            3,600           95,400
Anheuser Busch Cos., Inc. .................................            7,100          306,631
Apple Computer (b) ........................................            3,300           58,575
Applied Materials, Inc. (b) ...............................            9,600          316,800
AptarGroup, Inc. ..........................................            1,800          102,600
Armstrong World Industries, Inc. ..........................            2,200          151,662
Arvin Industries, Inc. ....................................            2,300           79,350
ASARCO, Inc. ..............................................            3,500           87,063
Ashland, Inc. .............................................            3,500          163,406
Associated Banc-Corp ......................................            1,900           94,525
Astoria Financial Corp. ...................................            2,300          126,787
AT&T Corp. ................................................           18,900        1,056,037
Atlantic Richfield Co. ....................................            1,600          130,400
Atmel Corp. (b) ...........................................            3,700           83,019
Automatic Data Processing, Inc. ...........................            4,600          258,750
Avery Dennison Corp. ......................................              900           37,688
Avnet, Inc. ...............................................            3,200          212,000
Avon Products, Inc. .......................................            2,600          150,312
AVX Corp. .................................................            2,400           64,650
Baker Hughes, Inc. ........................................            2,300           96,313
Baldor Electric Co., Common Rights Callable Through 5/25/98            3,600          111,375
Ballard Medical Products ..................................            3,000           69,188
BancOne Corp. .............................................            6,000          308,250
Bank of New York, Inc. ....................................            5,400          290,250
BankAmerica Corp. .........................................           10,400          759,200
BankBoston Corp. ..........................................            3,600          320,850


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)


                                                                          Number
Description                                                               of Shares   Market Value
UNITED STATES (CONTINUED)
Bankers Trust New York Corp. .................................            1,300       $  154,131
Bard (C.R.), Inc. ............................................            6,100          182,619
Barnes & Noble, Inc. (b) .....................................            3,800          117,562
Bausch & Lomb, Inc. ..........................................            5,100          202,087
Baxter International, Inc. ...................................            3,000          151,875
Becton, Dickinson & Co. ......................................           10,100          520,781
Belden, Inc. .................................................            2,200           72,875
Bell Atlantic Corp. ..........................................            7,700          687,225
BellSouth Corp. ..............................................           11,000          602,250
Belo (A.H.) Corp. ............................................            2,600          128,212
Bemis, Inc. ..................................................            1,200           50,550
Beneficial Corp. .............................................            1,500          116,437
Bergen Brunswig Corp., Class A ...............................            1,900           81,581
Berkley (W.R.) Corp. .........................................            2,600          108,225
Betz Dearborn, Inc., Common Rights Callable through 9/19/98 ..            1,900          115,662
Beverly Enterprises, Inc. (b) ................................            4,100           69,700
Biogen, Inc. (b) .............................................            2,600           91,000
Biomet, Inc. (b) .............................................            3,400           81,175
Birmingham Steel Corp. .......................................            8,100          124,031
BISYS Group, Inc. (b) ........................................            3,900          124,800
Black Box Corp. (b) ..........................................            2,100           74,813
Blanch (E.W.) Holdings, Inc. .................................            3,600          124,425
BMC Industries, Inc. .........................................            3,600           66,825
Bob Evans Farms, Inc. ........................................            5,600          112,000
Boeing Co. ...................................................            5,600          297,500
Boise Cascade Corp. ..........................................            2,400           80,850
Borders Group, Inc. (b) ......................................            1,900           54,269
Bowater, Inc. ................................................            1,800           80,775
Briggs & Stratton Corp., Common Rights Callable Through 1/5/00            3,900          199,387
Bristol-Myers Squibb Co. .....................................           11,700        1,095,412
Brown-Forman Corp., Class B ..................................            2,900          148,987
Browning Ferris Industries, Inc. .............................            2,500           89,219

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)


                                                 Number
Description                                      of Shares  Market Value
-----------                                      ---------  ------------

UNITED STATES (CONTINUED)
Burlington Northern Santa Fe Corp. ....          2,800       $256,200
Burlington Resources, Inc. ............          1,700         75,650
CalEnergy, Inc. (b) ...................          2,600         86,450
Callaway Golf Co. .....................          3,200        102,000
Cambridge Technology Partners, Inc. (b)          2,400         93,300
Camco International, Inc. .............          1,600        100,400
Campbell Soup Co. .....................          3,200        179,200
Capital Re Corp. ......................          1,600         89,700
Catalina Marketing Corp. (b) ..........          1,300         60,125
Caterpillar, Inc. .....................          6,400        306,800
Centocor, Inc. (b) ....................          2,200         95,700
Central & South West Corp. ............          6,800        170,000
Central Fidelity Banks, Inc. ..........          2,600        125,287
Central Louisiana Electric Co. ........          2,000         58,125
Central Newspapers, Inc., Class A .....          1,300         89,375
Centura Banks, Inc. ...................          2,100        124,162
Century Telephone Enterprises, Inc. ...          2,200        101,338
Chancellor Media Corp. (b) ............          1,600         96,100
Charter One Financial, Inc. ...........          1,900        112,575
Chase Manhattan Corp. .................          6,600        716,925
Chevron Corp. .........................          7,500        601,406
Chittenden Corp. ......................          1,600         70,600
Choice Hotels, Inc. (b) ...............          4,300         74,981
Chrysler Corp. ........................         11,000        377,437
Chubb Corp. ...........................          2,100        148,969
CIGNA Corp. ...........................          2,200        367,950
Cincinnati Milacron, Inc. .............          7,000        206,937
CIPSCO, Inc. ..........................          2,700        108,169
Circus Circus Enterprises, Inc. (b) ...          4,400         90,750
Cisco Systems, Inc. (b) ...............          2,500        215,625
Citicorp ..............................          6,200        743,612
CKE Restaurants, Inc. .................          2,200         82,638
Clayton Homes, Inc. ...................          5,500         90,406


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)


                                                 Number
Description                                      of Shares   Market Value
-----------                                      ---------   ------------
UNITED STATES (CONTINUED)
Clorox Co. ............................            2,100       $  163,012
CMAC Investment Corp. .................            1,600           83,100
CNF Transportation, Inc. ..............            1,800           78,300
Coast Savings Financial, Inc. (b) .....            1,600           96,000
Coastal Corp. .........................              900           52,706
Coca-Cola Co. .........................           27,800        1,737,500
Colgate-Palmolive Co. .................            1,200           80,175
Columbia / HCA Healthcare Corp. .......           17,800          525,100
Comdisco, Inc. ........................            2,200           64,350
Comerica, Inc. ........................            3,600          306,675
Commercial Metals Co. .................            3,100          102,106
COMNET Cellular, Inc. (b) .............            3,100          109,469
Compaq Computer Corp. (b) .............            8,100          505,744
Compass Bancshares, Inc. ..............            2,000           80,000
CompUSA, Inc. (b) .....................            2,700           98,719
Computer Associates International, Inc.            8,700          452,944
Computer Management Sciences, Inc. (b)             3,300           53,625
ConAgra, Inc. .........................            2,000           71,875
Concord EFS, Inc. (b) .................            2,700           68,850
Consolidated Edison Co. ...............            4,300          162,325
Consolidated Natural Gas Co. ..........              800           48,300
Consolidated Papers, Inc. .............            1,800           96,975
Consolidated Stores Corp. (b) .........            2,600          126,425
Continental Airlines, Inc., Class B (b)            1,900           86,569
Cooper Cameron Corp. (b) ..............            1,400           85,313
Cooper Industries, Inc. ...............            2,500          129,063
Cooper Tire & Rubber Co. ..............            7,100          158,862
Coors (Adolph) Co. ....................            1,800           64,800
CoreStates Financial Corp. ............            1,700          131,431
Corporate Express, Inc. (b) ...........            3,300           51,563
Countrywide Credit Industries, Inc. ...            3,500          143,281
Covance, Inc. (b) .....................            3,800           68,875
CPC International, Inc. ...............            4,100          423,837

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)


                                                             Number
Description                                                  of Shares    Market Value
-----------                                                  ---------    ------------
UNITED STATES (CONTINUED)
Crescendo Pharmaceuticals Corp., Class A (b) .......            100       $  1,144
Crompton & Knowles Corp. ...........................          3,800        100,700
Crown Cork & Seal Co., Inc. ........................            100          4,881
CSX Corp. ..........................................          4,700        245,869
Cyprus Amax Minerals Co. ...........................          2,900         53,106
Cytec Industries, Inc. (b) .........................          2,100         96,075
Dallas Semiconductor Corp. .........................          2,500        122,187
Dana Corp. .........................................            800         37,400
Danaher Corp. ......................................          2,600        152,750
Darden Restaurants, Inc. ...........................          8,600        102,125
Dayton Hudson Corp. ................................          4,300        285,681
Dean Foods Co. .....................................          2,600        138,125
Deere & Co. ........................................          4,700        257,619
Dell Computer Corp. (b) ............................          2,200        185,212
Delta Air Lines, Inc. ..............................          2,600        289,737
Deluxe Corp., Common Rights Callable Through 2/22/98          7,300        257,781
Deposit Guaranty Corp. .............................          2,200        106,150
Digital Equipment Corp. (b) ........................          3,000        147,750
Dime Bancorp, Inc. .................................          4,500        109,125
Donnelley (R.R.) & Sons Co. ........................          1,800         63,450
Doubletree Corp. (b) ...............................          1,900         83,481
Dow Chemical Co. ...................................          2,500        246,875
Dress Barn (b) .....................................          3,100         79,825
Dresser Industries, Inc. ...........................          2,200         82,225
DTE Energy Co. .....................................            600         19,688
Du Pont (E. I.) de Nemours & Co. ...................         15,300        926,606
Dun & Bradstreet Corp. .............................         11,100        310,800
Dura Pharmaceuticals, Inc. (b) .....................          1,800         78,975
Eastern Enterprises ................................          6,500        261,625
Eastman Chemical Co. ...............................          1,500         90,563
Eastman Kodak Co. ..................................          5,100        309,188
Echlin, Inc. .......................................          2,600         82,388
Ecolab, Inc. .......................................          2,500        127,500


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                                           Number
Description                                                                of Shares     Market Value
-----------                                                                ---------     ------------
UNITED STATES (CONTINUED)
Edison International ............................................              900       $   24,131
EG & G, Inc. ....................................................            5,500          107,937
Electronic Arts (b) .............................................            2,300           77,050
Eletronics for Imaging, Inc. (b) ................................            2,100          101,325
EMC Corp. (b) ...................................................            4,100          124,281
Emerson Electric Co. ............................................            2,900          159,500
Enova Corp. .....................................................            6,200          161,200
Enron Corp. .....................................................            2,500           96,875
Entergy Corp. ...................................................           29,100          756,600
Etec Systems, Inc. (b) ..........................................            1,300           59,475
Exxon Corp. .....................................................           20,700        1,262,700
Falcon Drilling, Inc. (b) .......................................            2,200           70,950
Family Dollar Stores, Inc. ......................................            3,000           83,063
Fastenal Co. ....................................................            1,800           95,400
Federal Express Corp. (b) .......................................              800           53,650
Federal Home Loan Mortgage Corp. ................................            2,800          115,500
Federal National Mortgage Association ...........................           11,400          602,062
Federal Signal Corp. ............................................            2,700           58,725
FINOVA Group, Inc. ..............................................            2,300          108,387
First American Corp-Tennessee ...................................            2,700          133,650
First Chicago NBD Corp. .........................................            4,600          359,950
First Commerce Corp. ............................................            1,600          102,600
First Commercial Corp., Common Rights Callable Through 9/28/00 ..            3,000          153,375
First Hawaiian, Inc. ............................................            2,000           76,000
First Midwest Bancorp, Inc. (b) .................................            2,700          106,312
First Security Corp. ............................................            2,900           98,238
First Union Corp. ...............................................           11,000          536,250
First Virginia Banks, Inc., Common Rights Callable Through 8/8/98            3,500          167,344
FirstMerit Corp. ................................................            1,400           37,100
Fiserv, Inc. (b) ................................................            2,700          130,950
Fleet Financial Group, Inc. .....................................            4,100          270,856
Fleetwood Enterprises, Inc. .....................................              100            3,569
Fleming Cos., Inc. ..............................................            3,900           64,838

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                  Number
Description                                       of Shares    Market Value
-----------                                       ---------    ------------
UNITED STATES (CONTINUED)
Fluor Corp. ...........................            2,500       $   89,844
FMC Corp. (b) .........................            1,400          102,287
Ford Motor Co. ........................           18,200          782,600
Forest Labs, Inc. (b) .................            2,500          111,875
Fort James Corp. ......................              100            3,913
Fortune Brands, Inc. ..................            3,600          130,275
Freeport-McMoran Copper & Gold, Class B            1,700           35,594
Fruit of the Loom, Inc. (b) ...........            3,600           83,925
Gannett, Inc. .........................            2,500          145,156
Gap, Inc. .............................            2,200          118,113
Gaylord Entertainment Co. .............              900           27,506
General Dynamics Corp. ................              400           34,650
General Electric Co. ..................           34,800        2,566,500
General Mills, Inc. ...................            2,200          162,800
General Motors Corp. ..................            9,900          603,900
General Reinsurance Corp. (b) .........              800          158,800
General Signal Corp. ..................            3,000          122,437
Genesis Health Ventures, Inc. (b) .....            1,300           31,525
Genzyme Corp. .........................            2,600           69,713
Giant Foods, Inc., Class A ............            3,600          121,500
Goodrich (B.F.) Co. ...................            4,100          182,450
Goodyear Tire & Rubber Co. ............            1,600           97,100
GPU, Inc. .............................            1,300           51,350
Great Atlantic & Pacific Tea, Inc. ....            6,700          206,862
Green Tree Financial Corp. ............            4,100          125,563
GTE Corp. .............................           12,500          632,031
GTECH Holdings Corp. (b) ..............            1,500           48,281
Gulfstream Aerospace Corp. (b) ........            3,900          114,562
H & R Block, Inc. .....................            1,600           65,600
Halliburton Co. .......................            1,200           64,725
Hanna (M.A.) Co. ......................            3,400           83,938
Hannaford Brothers Co. ................            2,900          116,544
Harland (John H.) Co. .................            4,700           97,231

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                     Number
Description                                          of Shares   Market Value
-----------                                          ---------   ------------
UNITED STATES (CONTINUED)
Harleysville Group, Inc. ................            4,900       $  113,312
Harman International Industries, Inc. ...            1,800           91,125
Harnischfeger Industries, Inc. ..........            1,800           68,738
Harrahs Entertainment, Inc. (b) .........            3,600           72,225
Harris Corp. ............................            9,100          431,681
Harsco Corp. ............................            3,900          154,537
Harte-Hanks Communications ..............            2,600           89,700
Hartford Financial Services Group, Inc. .            5,300          443,875
Heinz (H. J.) & Co. .....................            3,000          150,188
Hercules, Inc. ..........................            6,700          325,369
Hershey Foods Corp. .....................            2,100          128,887
Hewlett-Packard Co. .....................           16,400        1,001,425
Hibernia Corp., Class A .................            7,200          130,500
Hilton Hotels Corp. .....................            2,500           77,813
Home Depot, Inc. ........................            9,600          537,000
Honeywell, Inc. .........................            1,700          111,350
Hong Kong Land Hld Usd ..................           12,596           27,710
Houston Industries, Inc. ................            2,500           59,219
Huntington Bancshares, Inc. .............            1,800           61,200
Illinois Central Corp. ..................            1,900           68,519
IMCO Recycling, Inc. ....................            3,000           47,250
Imperial Credit Mortgage Holdings, Inc. .            6,750          119,391
Ingersoll-Rand Co. ......................            2,600          106,275
INMC Mortgage Holdings, Inc. ............            3,400           77,138
Integrated Health Services, Inc. ........            2,200           66,963
Intel Corp. .............................           19,900        1,544,737
Interim Services, Inc. (b) ..............            3,700          104,756
International Business Machines Corp. ...           12,900        1,413,356
International Flavours & Fragrances, Inc.            3,000          144,562
International Game Technology ...........            3,400           85,000
International Rectifier Corp. (b) .......            3,700           52,263
Interpublic Group of Cos., Inc. .........              800           38,350
Interstate Bakeries Corp. ...............            2,900          100,231

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                               Number
Description                                                    of Shares     Market Value
-----------                                                    ---------     ------------
UNITED STATES (CONTINUED)
Invacare Corp. ......................................            3,000       $   69,375
Iomega Corp. (b) ....................................            3,100          101,912
Ionics, Inc. (b) ....................................            2,400           88,500
ITT Industries, Inc. ................................            6,300          200,025
Jacobs Engineering Group, Inc. (b) ..................            1,900           50,231
Jefferson-Pilot Corp. ...............................              700           53,419
Johns Manville Corp. ................................            4,300           47,031
Johnson & Johnson, Inc. .............................           15,100          950,356
Johnson Controls, Inc. ..............................            5,300          242,806
Jones Apparel Group, Inc. (b) .......................            1,600           78,000
Jostens, Inc., Common Rights Callable Through 8/19/98            3,800           91,200
JP Morgan & Co., Inc. ...............................            1,600          182,700
KN Energy, Inc. .....................................            2,500          116,875
Kansas City Southern Industries, Inc. ...............            4,500          138,937
Kemet Corp. (b) .....................................            2,500           59,063
Kennametal, Inc. ....................................            2,100          110,644
Kent Electronics Corp. (b) ..........................            2,400           80,400
Kerr-McGee Corp. ....................................              300           19,894
Keycorp .............................................            5,200          350,675
Keyspan Energy Corp. ................................            1,400           46,638
Kimball International, Inc., Class B ................            2,300           92,144
Kimberly-Clark Corp. ................................            6,700          348,819
King World Productions, Inc. ........................            2,500          135,937
KLA-Tencor Corp. (b) ................................            2,700          104,625
Knight-Ridder, Inc. .................................              500           25,063
Komag, Inc. (b) .....................................            3,000           60,188
Latin American Discovery Fund, Inc. (c) .............          249,100        3,938,894
LCI International, Inc. (b) .........................            2,200           60,638
Lear Corp. (b) ......................................            2,100           98,306
Lexmark International Group, Inc., Class A (b) ......            2,700           86,063
LG & E Energy Corp. .................................            4,000           89,500
Liberty Financial Cos., Inc. ........................            1,600           86,700
Lilly (Eli) & Co. (b) ...............................            6,800          428,825

                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                              Number
Description                                   of Shares    Market Value
-----------                                   ---------    ------------
UNITED STATES (CONTINUED)
Limited, Inc. .....................            3,600       $   86,625
Lincoln National Corp. ............            2,900          206,987
Littelfuse, Inc. (b) ..............            2,200           60,775
Lockheed Martin Corp. .............            4,100          400,006
Loews Corp. .......................            4,500          477,562
Long Island Lighting Co. ..........            2,900           78,300
Longs Drug Stores Corp. ...........              800           23,400
Louisiana-Pacific Corp. ...........            2,400           48,450
Lowe's Cos., Inc. .................            5,900          271,031
Lubrizol Corp. ....................            2,400           93,600
Lucent Technologies, Inc. .........            2,000          160,250
MacFrugals Bargains Close Outs (b)             2,500          107,187
Magna Group, Inc. .................            3,100          124,000
Mallinckrodt, Inc. ................            5,800          214,600
Manor Care, Inc. ..................           14,500          511,125
Markel Corp. (b) ..................              700          107,800
Marriot International, Inc. .......              700           50,706
Martin Marietta Materials, Inc. ...            2,400           83,100
May Department Stores Co. .........            4,600          247,250
Maytag Corp. ......................            2,600           84,013
MBIA, Inc. ........................            2,200          138,325
MBNA Corp. ........................            3,900          103,594
McClatchy Newspapers, Inc., Class A            3,600          103,500
McCormick & Co., Inc. .............            4,200          111,300
McDonalds Corp. ...................            8,400          407,400
McGraw Hill, Inc. .................              500           34,219
MCN Corp. .........................            3,500          133,656
Medical Assurance, Inc. (b) .......            3,600          102,375
Medtronic, Inc. ...................            2,500          119,375
Mellon Bank Corp. .................            3,000          170,062
Mercantile Stores, Inc. ...........              900           58,163
Merck & Co., Inc. .................           13,300        1,257,681
Meredith Corp. ....................            2,300           80,213


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                     Number
Description                                          of Shares    Market Value
-----------                                          ---------    ------------
UNITED STATES (CONTINUED)
Meritor Automotive, Inc. .................                1       $       21
Merrill Lynch & Co., Inc. ................            7,400          519,387
Meyer (Fred), Inc. (b) ...................            2,700           91,463
Microchip Technology, Inc. (b) ...........            2,300           80,500
Microsoft Corp. (b) ......................           12,900        1,825,350
Millennium Chemicals, Inc. ...............            4,100           94,300
Miller (Herman), Inc. ....................            1,800           91,350
Millipore Corp. ..........................            2,400           93,000
Minerals Technologies, Inc. ..............            1,600           70,000
Minnesota Mining & Manufacturing Co. .....            2,800          272,825
Mobil Corp. ..............................           10,900          784,119
Molex, Inc. ..............................            2,700          102,769
Monsanto Co. .............................            2,800          122,325
Montana Power Co. ........................            3,400           93,075
Morgan Stanley Asia Pacific Fund, Inc. (c)          124,800          928,200
Morton International, Inc. ...............            2,900           98,781
Motorola, Inc. ...........................            7,400          465,275
MSC Industrial Direct, Inc., Class A (b) .            1,600           62,200
Murphy Oil Corp. .........................            2,300          126,500
Mylan Laboratories, Inc. .................            4,000           88,750
Nabors Industries, Inc. (b) ..............            4,300          150,769
Nalco Chemical Co. .......................            3,200          124,200
National City Corp. ......................            1,500          100,125
National Commerce Bancorp ................            4,000          118,000
National Fuel Gas Co. ....................            2,200          102,712
National Service Industries, Inc. ........            1,900           88,944
NationsBank Corp. ........................            8,900          534,556
NCS Healthcare, Inc., Class A (b) ........            3,400           90,525
New Century Energies, Inc. ...............            5,500          243,375
New England Electric System ..............            3,100          127,875
New Jersey Resources Corp. ...............            2,900          100,956
New York St Electric & Gas Corp. .........            4,600          141,450
New York Times Co. .......................              700           41,563


                        See Notes to Financial Statements

                          November 30, 1997 (Unaudited)


                                               Number
Description                                   of Shares   Market Value
-----------                                   ---------   ------------

UNITED STATES (CONTINUED)
Newell Co. ..................................    1,300    $  53,056
NICOR, Inc. .................................      200        8,050
Nine West Group, Inc. (b) ...................    2,300       62,531
Noble Affiliates, Inc. ......................    1,600       59,400
Noble Drilling Corp. (b) ....................    3,100       93,194
Nordson Corp., Common Rights
  Callable Through 9/9/98 ...................    1,900       99,750
Norfolk Southern Corp. ......................      600       19,088
Norrell Corp. ...............................    2,700       65,813
Northern Telecom ............................    1,300      116,756
Northrop Grumman Corp. ......................      600       67,650
Norwest Corp. ...............................    8,400      314,475
Novacare, Inc. (b) ..........................    3,300       40,838
Novell, Inc. (b) ............................    4,500      134,125
Novellus Systems, Inc. (b) ..................    1,800       67,725
O' Reilly Automotive, Inc. (b) ..............    2,900       68,513
Occidental Petroleum Corp. ..................    3,800      112,812
Office Depot, Inc. (b) ......................    7,000      165,375
Office Max, Inc. (b) ........................    6,500       91,406
Ohio Casualty Corp. .........................    2,200      100,375
Old Kent Financial Corp. ....................    2,500      169,062
Olsten Corp. ................................    6,100       90,738
OM Group, Inc. ..............................    1,900       72,913
Omnicare, Inc. ..............................    3,600      103,950
One Valley Bancorp, Inc. ....................    3,700      139,906
Oracle Systems Corp. (b) ....................    2,500       83,281
Oregon Steel Mills, Inc. ....................    2,900       56,913
Orion Capital Corp. .........................    2,500      112,656
Oryx Energy Co. (b) .........................    3,700       99,900
PP&L Resources, Inc. ........................    5,000      117,500
Pacific Century Financial Corp. .............    2,100      107,100
Pacific Enterprises, Common Rights
  Callable Through 3/6/99 ...................    5,100      180,412
Pall Corp. ..................................    2,700       57,038
Parker Hannifin Corp. .......................      800       35,600

             See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                               Number
Description                                   of Shares   Market Value
-----------                                   ---------   ------------
UNITED STATES (CONTINUED)
Patterson Dental Co. (b) ....................    1,800    $  73,913
Payless Shoesource, Inc. (b) ................    1,600      101,600
PECO Energy Co. .............................    3,800       92,388
Penney (J.C.), Inc. .........................    3,700      237,725
Pennzoil Co. ................................      500       33,313
Peoples Energy Corp. ........................      900       32,963
Pep Boys ....................................    2,900       72,863
Perkin-Elmer Corp.,
   Common Rights Callable Through 4/30/99 ..     1,200       83,475
Personnel Group of America, Inc. (b) .......     2,000       73,125
Pfizer, Inc. ...............................    13,700      996,675
Pharmacia & Upjohn, Inc. ...................     4,300      145,125
Phelps Dodge Corp. .........................     8,400      556,500
Philip Morris Cos., Inc. ...................    34,400    1,496,400
Phillips Petroleum Co. .....................     8,300      402,031
Phillips-Van Heusen Corp. ..................     4,300       59,125
Photronics, Inc. (b) .......................     1,600       76,400
PhyCor, Inc. (b) ...........................     2,700       66,488
Pier 1 Imports, Inc. .......................     3,600       80,550
Pinnacle West Capital Corp. ................     3,100      119,544
Pioneer Natural Resources Co. (b) ..........     2,000       63,875
PMI Group, Inc. ............................     1,400       91,000
PNC Bank Corp. .............................     3,300      177,581
Pogo Producing Co. .........................     1,900       59,613
Polaroid Corp. .............................     2,100       89,250
Policy Management Systems Corp. (b) ........     1,900      122,787
Potomac Electric Power Co. .................     4,900      121,275
PPG Industries, Inc. .......................     1,500       86,906
Precision Castparts Corp. ..................     1,800      106,875
Price (T. Rowe) & Associates, Inc. .........     1,900      123,500
Procter & Gamble Co. .......................    16,100    1,228,631
Proffitt's, Inc. (b) .......................     2,600       79,463
Promus Hotel Corp. (b) .....................     1,800       74,700
Protective Life Corp. ......................     1,800      101,025

             See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                               Number
Description                                   of Shares   Market Value
-----------                                   ---------   ------------
UNITED STATES (CONTINUED)
Provident Bankshares Corp. ..................    1,800    $ 106,650
Provident Cos., Inc. ........................    2,200       72,188
Public Service Enterprise Group .............   18,900      551,644
Puget Sound Energy, Inc.,
   Common Rights Callable Through 1/25/01 ...    3,800      104,975
Quanex Corp. ................................    1,400       41,650
Quantum Corp. (b) ...........................    4,100      109,162
Queens County Bancorp .......................    2,700       94,500
Quintiles Transnational Corp. (b) ...........    1,300      101,563
RPM, Inc. ...................................    5,600      112,000
Ralston-Ralston Purina Group ................    2,000      186,000
Raychem Corp. ...............................    3,200      302,600
Rayonier, Inc. ..............................    1,800       87,975
Raytheon Co., Class B .......................    6,300      352,406
Readers Digest Association, Inc.,
   Class A Non Voting .......................    3,700       88,569
Reading & Bates Corp. (b) ...................    2,100       80,588
Reebok International Ltd. (b) ...............    2,900      114,006
Reliastar Financial Corp. ...................    2,400       88,800
Renal Care Group, Inc. (b) ..................    2,200       69,850
Rite Aid Corp. ..............................      700       46,025
RLI Corp. ...................................    3,200      139,800
Robert Half International, Inc. .............    3,500      136,719
Rochester Gas & Electric Corp. ..............    3,400       93,500
Rockwell International Corp. ................    4,500      219,375
Rohm & Haas Co. .............................    1,200      110,325
Rowan Cos., Inc. (b) ........................    2,500       85,000
Royal Dutch Petroleum Co. ...................   21,000    1,106,437
Russell Corp. ...............................      500       15,281
Ryder Systems, Inc. .........................    2,200       79,888
SAFECO Corp. ................................      700       34,213
Safeguard Scientifics, Inc. (b) .............    3,900      123,094
Sanmina Corp. (b) ...........................      900       61,200
Sara Lee Corp. ..............................    9,200      486,450
SBC Communications, Inc. ....................    8,400      611,625

                       See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                               Number
Description                                   of Shares   Market Value
-----------                                   ---------   ------------
UNITED STATES (CONTINUED)
SCANA Corp. .................................    3,700   $  102,212
Scherer (R.P.) Corp. (b) ....................    1,800      110,362
Schering-Plough Corp. .......................    1,200       75,225
Scholastic Corp. (b) ........................    1,800       68,738
SCI Systems, Inc. (b) .......................    2,700      123,694
Scientific-Atlanta, Inc. ....................    5,800      116,000
Sealed Air Corp. (b) ........................    2,100      119,437
Sears Roebuck & Co. .........................   11,300      517,681
Service Corp. International .................    7,200      263,250
Shared Medical Systems ......................      300       19,200
Shaw Industries, Inc. .......................    4,300       47,300
Sierra Health Services, Inc. (b) ............    2,200       80,025
Signet Banking Corp. ........................    1,400       75,513
Smith International, Inc. (b) ...............    1,300       83,200
Snap-On, Inc. ...............................    3,600      158,175
Sonat, Inc. .................................      700       30,494
Sonoco Products Co. .........................    3,600      118,125
Springs Industries, Inc. ....................    1,400       70,613
Sprint Corp. ................................    4,600      269,388
St. John Knits, Inc. ........................    2,300       87,831
St. Jude Medical, Inc. (b) ..................    3,600      106,650
St. Paul Bancorp, Inc. ......................    2,900       71,050
St. Paul Cos., Inc. .........................    1,400      112,000
Starbucks Corp. (b) .........................    2,600       90,675
Steel Dynamics, Inc. (b) ....................    3,800       70,300
Steris Corp. (b) ............................    1,600       75,200
Sterling Commerce, Inc. (b) .................    2,400       83,400
Sterling Software, Inc. (b) .................    2,900      106,212
Stewart Enterprises, Inc., Class A ..........    2,700      117,281
Storage Technology Corp. (b) ................    1,800      116,212
Sun Microsystems, Inc. (b) ..................   10,500      378,000
Sun, Inc. ...................................    6,300      254,756
Sunbeam Corp. ...............................    1,800       79,313

                                               See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                               Number
Description                                   of Shares   Market Value
-----------                                   ---------   ------------
UNITED STATES (CONTINUED)
Sunburst Hospitality Corp. (b) ..............    1,400    $  14,000
SunGard Data Systems, Inc. (b) ..............    2,900       75,038
Sunrise Medical, Inc. (b) ...................    4,500       71,156
Superior Industries International, Inc. .....    4,200      109,200
SUPERVALU, Inc. .............................   11,600      456,025
Sybase, Inc. (b) ............................    4,100       57,400
Sybron International Corp. (b) ..............    2,300      101,200
Symantec Corp. (b) ..........................    6,100      152,500
Symbol Technologies, Inc. ...................    2,100       82,031
Synopsys, Inc. (b) ..........................    2,100       86,363
Sysco Corp. .................................      400       17,825
360 Communications Co.(b) ...................    4,100       78,925
3Com Corp. (b) ..............................    6,400      232,000
Tandy Corp. .................................    3,300      141,900
Tech Data Corp. (b) .........................    1,800       72,675
Tektronix, Inc. .............................    5,100      213,881
Tele-Communications TCI Ventures
   Group, Class A (b) .......................    5,566      125,931
Telephone & Data Systems, Inc. ..............    2,700      118,631
Texaco, Inc. ................................    5,300      299,450
Texas Instruments, Inc. .....................    3,400      167,450
Texas Utilities Co. .........................    5,100      204,000
Thiokol Corp. ...............................    1,500      123,937
Thomas & Betts Corp. ........................    3,000      136,125
Tidewater, Inc. .............................    1,900      106,519
TIG Holdings, Inc. ..........................    1,900       61,156
Times Mirror Co., Series A ..................    1,300       77,188
TJX Cos., Inc. ..............................    3,600      124,200
Torchmark, Inc. .............................    1,800       73,463
Toro Co. ....................................    1,800       79,425
Transamerica Corp. ..........................      800       86,850
Transatlantic Holdings, Inc. ................    1,800      128,587
Transport Financial, Inc.  . ................    2,400       82,500
Travelers Group, Inc.  . ....................   13,150      664,075

                                               See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                               Number
Description                                   of Shares   Market Value
-----------                                   ---------   ------------
UNITED STATES (CONTINUED)
Triad Guaranty, Inc. (b) ....................    3,200   $   94,400
Trinity Industries, Inc. ....................    2,100       95,288
TRW, Inc. ...................................    2,700      153,225
Tupperware Corp. ............................    2,700       64,463
Tyco International Ltd. .....................    5,300      208,025
U.S. Airways Group, Inc. (b) ................    2,100      115,762
U.S. Bancorp ................................    1,400      150,587
U.S. Surgical Corp. .........................    4,300      113,412
U.S. West Media Group (b) ...................    6,100      275,644
UCAR International, Inc. (b) ................    1,600       63,900
Ultramar Diamond Shamrock Corp. .............    3,100       94,356
Unicom Corp. ................................   15,600      454,350
Unifi, Inc. .................................    2,700      102,600
Unilever ....................................    6,200      359,988
Union Carbide Corp. .........................    1,800       79,425
Union Pacific Corp. .........................    1,300       78,000
Unisys Corp. (b) ............................    7,300      104,481
United Asset Management Corp. ...............    2,900       75,581
United Cos. Financial Corp. .................    2,600       56,388
United Illuminating Co. .....................    2,700      109,856
United States Cellular Corp. (b) ............    2,400       78,600
United States Filter Corp. (b) ..............    3,500      109,812
United States Industries, Inc. ..............    1,000       46,350
United Technologies Corp. ...................    2,900      217,319
Universal Health Services, Inc., Class B (b)     2,300      100,481
Unocal Corp. ................................    3,700      147,306
UNUM Corp. ..................................    1,300       61,669
USF&G Corp. .................................    8,300      167,556
USG Corp. (b) ...............................    2,100       98,438
UST, Inc. ...................................    8,300      256,262
USX-U.S. Steel, Inc. ........................   18,900      591,806
USX-Marathon Group ..........................   11,400      390,450
Utilicorp United, Inc. ......................    3,500      119,656

                       See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                               Number
Description                                   of Shares   Market Value
-----------                                   ---------   ------------
UNITED STATES (CONTINUED)
VF Corp. .....................................   1,400    $  64,663
Valero Energy Corp. ..........................   2,900       90,988
Varian Associates, Inc. ......................   2,600      150,150
Vencor, Inc. (b) .............................   2,700       65,475
Viking Office Products, Inc. (b) .............   3,800       88,113
Vintage Petroleum, Inc. ......................   2,400       46,500
Vishay Intertechnology, Inc. (b) .............   4,400       93,225
Vulcan Materials Co. .........................   1,800      183,037
Walgreen Co. .................................   1,700       54,719
Wallace Computer Services, Inc. ..............   2,600       90,513
Wal-Mart Stores, Inc. ........................  28,100    1,122,244
Walt Disney Co. ..............................   3,500      332,281
Warner-Lambert Co. ...........................   1,600      223,800
Waste Management, Inc. .......................   2,300       56,638
Weatherford Enterra, Inc. (b) ................   2,500      112,656
Webster Financial Corp. ......................   1,300       81,453
Wendy's International, Inc. ..................   5,100      107,100
Westamerica Bancorp. .........................   2,200      201,025
Western Digital Corp. (b) ....................   2,500       50,469
Westinghouse Electric Corp. ..................   1,700       51,000
Western National Corp. .......................   2,300       67,850
Whitman Corp. ................................  14,500      381,531
WICOR, Inc. ..................................   1,600       73,800
Williams Cos., Inc. ..........................     100        5,344
Wisconsin Central Transportation Corp. (b) ...   2,600       78,325
Witco Corp. ..................................   2,500      107,812
Worthington Industries, Inc. .................   1,500       27,188
WPS Resources Corp. ..........................   5,100      154,594
Xerox Corp. ..................................   3,600      279,675
York International Corp. .....................   2,700      125,044
Zions Bancorp. ...............................   2,700      108,338
                                                        -----------
                                                        116,180,308
                                                        -----------
    TOTAL COMMON STOCKS ......................          253,467,563
                                                        -----------

                                               See Notes to Financial Statements

                          November 30, 1997 (Unaudited)

                                                                Number
Description                                                    of Shares       Market Value
-----------                                                    ---------       ------------
PREFERRED STOCKS 0.3%
AUSTRIA 0.1%
Bau Holdings ..............................................          200       $      9,186
Bk Austria Ag .............................................        1,466             60,249
Creditanstalt Bank ........................................        1,100             54,515
EA-Generali ...............................................          100             11,604
Z-Laenderbank Bank Austria ................................        2,200             91,301
                                                                               ------------
                                                                                    226,855
                                                                               ------------
FRANCE 0.0%
Casino Guichard Perrach ...................................        2,800            155,194
                                                                               ------------
GERMANY 0.2%
RWE, Non Voting ...........................................        6,400            257,851
SAP, Non Voting (ADR) .....................................        1,150            354,097
                                                                               ------------
                                                                                    611,948
                                                                               ------------
    TOTAL PREFERRED STOCKS ................................                         993,997
                                                                               ------------
CORPORATE OBLIGATIONS 0.0%
FRANCE 0.0%
Simco (337,000 par, 3.25% coupon,
 01/01/06 maturity, convertible into
 650 common shares) ......................................                           29,171
                                                                               ------------
ITALY 0.0%
Mediobanca, SpA (11,200,000 par,
 4.50% coupon, 01/00/00 maturity) ........................                            6,373
                                                                               ------------
    TOTAL CORPORATE OBLIGATIONS ..........................                          35,544
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS 85.2% (COST $234,609,119) ....                      254,497,104
                                                                               ------------
SHORT-TERM INVESTMENTS AT AMORTIZED COST 13.4%
COMMERCIAL PAPER 13.4%
State Street Bank & Trust Co. ($39,956,000 par,
 yielding 5.00%, maturing 12/01/97)(a) ...................                       39,956,000
                                                                               ------------
TOTAL INVESTMENTS 98.6% (COST $274,565,119) ..............                      294,453,104
FOREIGN CURRENCY 0.3% (VARIOUS DENOMINATIONS,
   COST $829,824) ........................................                          808,893
OTHER ASSETS IN EXCESS OF LIABILITIES 1.1% ...............                        3,203,907
                                                                               ------------
NET ASSETS 100.0% ........................................                     $298,465,904
                                                                               ============

(a) Assets segregated as collateral for open futures and forward transactions.

(b) Non-income producing security as this security currently does not declare dividends.

(c)      Related party transactions. See Footnote 2.


                                               See Notes to Financial Statements

                      Statement of Assets and Liabilities
                          November 30, 1997 (Unaudited)

ASSETS:
Total Investments, at Market Value (Cost $274,565,119)....... $294,453,104
Foreign Currency, at Market Value (Cost $829,824)............      808,893
Cash.........................................................          976
Receivables:
  Variation Margin on Futures................................    2,057,747
  Dividends..................................................      574,382
  Fund Shares Sold...........................................      449,384
  Investments Sold...........................................      391,031
  Interest...................................................       16,649
Forward Currency Contracts...................................    1,686,056
Other........................................................           16
                                                              ------------
  Total Assets...............................................  300,438,238
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased......................................      697,304
  Fund Shares Repurchased....................................      655,810
  Investment Advisory Fee....................................      247,323
  Distributor and Affiliates.................................      244,320
Accrued Expenses.............................................       88,265
Trustee's Deferred Compensation and Retirement Plans.........       39,312
                                                              ------------
  Total Liabilities..........................................    1,972,334
                                                              ------------
NET ASSETS                                                    $298,465,904
                                                              ============
NET ASSETS CONSIST OF:
Capital...................................................... $228,629,391
Accumulated Net Realized Gain................................   51,292,931
Net Unrealized Appreciation..................................   19,800,963
Accumulated Distributions in Excess
  of Net Investment Income...................................   (1,257,381)
                                                              ------------
NET ASSETS                                                    $298,465,904
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price
    per share (Based on net assets of
    $150,967,296 and 9,321,820 shares of
    beneficial interest issued and
    outstanding)............................................. $      16.20
  Maximum sales charge (5.75%* of offering price)............          .99
                                                              ------------
  Maximum offering price to public........................... $      17.19
                                                              ============
  Class B Shares:
    Net asset value and offering price per share
    (Based on net assets of $133,364,977 and
    8,546,519 shares of beneficial interest issued
    and outstanding)......................................... $      15.60
                                                              ============
  Class C Shares:
    Net asset value and offering price per share
    (Based on net assets of $14,133,631
    and 897,284 shares of beneficial interest
    issued and outstanding).................................. $      15.75
                                                              ============

*On sales of $50,000 or more, the sales charge will be reduced.


                                               See Notes to Financial Statements

                            Statement of Operations
             For the Six Months Ended November 30, 1997 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $190,057) ..............       $  2,334,418
Interest (Net of foreign withholding taxes of $80) ....................            869,917
                                                                              ------------
  Total Income ........................................................          3,204,335
                                                                              ============
EXPENSES:
Investment Advisory Fee ...............................................          1,494,556
Distribution (12b-1) and Service Fees (Attributed to Classes A, B and C
  of $188,240, $671,029 and $70,567, respectively) ....................            929,836
Shareholder Services ..................................................            764,012
Custody ...............................................................            213,860
Legal .................................................................             10,248
Trustees' Fees and Expenses ...........................................              7,040
Other .................................................................            162,699
                                                                              ------------
  Total Expenses ......................................................          3,582,251
                                                                              ------------
NET INVESTMENT LOSS ...................................................       $   (377,916)
                                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments .........................................................       $ 12,027,759
  Foreign Currency Transactions .......................................            445,929
  Futures .............................................................            174,852
                                                                              ------------
Net Realized Gain .....................................................         12,648,540
                                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period .............................................         26,931,817
  End of the Period:
    Investments .......................................................         19,887,985
    Futures ...........................................................         (1,747,188)
    Forward Currency Contracts ........................................          1,686,056
    Foreign Currency Translation ......................................            (25,890)
                                                                              ------------
                                                                                19,800,963
                                                                              ------------
Net Unrealized Depreciation During the Period .........................         (7,130,854)
                                                                              ------------
NET REALIZED AND UNREALIZED GAIN ......................................       $  5,517,686
                                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS ............................       $  5,139,770
                                                                              ============


                                               See Notes to Financial Statements

                       Statement of Changes in Net Assets

                 For the Six Months Ended November 30, 1997 and
                    the Year ended May 31, 1997 (Unaudited)


                                                                   Six Months Ended         Year Ended
                                                                   November 30, 1997       May 31, 1997
                                                                   -----------------      -------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss ..........................................       $    (377,916)       $  (1,952,191)
Net Realized Gain ............................................          12,648,540           42,112,838
Net Unrealized Depreciation During the Period ................          (7,130,854)            (810,153)
                                                                     -------------        -------------
Change in Net Assets from Operations .........................           5,139,770           39,350,494
                                                                     -------------        -------------
Distributions in Excess of Net Investment Income* ............               - 0 -           (1,377,948)
Distributions from Net Realized Gain* ........................               - 0 -           (6,599,826)
                                                                     -------------        -------------
Total Distributions ..........................................               - 0 -           (7,977,774)
                                                                     -------------        -------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES ..........           5,139,770           31,372,720
                                                                     -------------        -------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold ....................................          74,038,161          127,851,283
Net Asset Value of Shares Issued Through Dividend Reinvestment               - 0 -            7,550,550
Cost of Shares Repurchased ...................................         (55,575,934)        (101,392,502)
                                                                     -------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ...........          19,262,217           34,000,331
                                                                     -------------        -------------
TOTAL INCREASE IN NET ASSETS .................................          24,401,987           65,382,051
NET ASSETS:

Beginning of the Period ......................................         274,063,917          208,681,866
                                                                     -------------        -------------
End of the Period (Including accumulated distributions in
  excess of net investment income of $1,257,381 and
  $879,465, respectively) ....................................       $ 298,465,904        $ 274,063,917
                                                                     =============        =============

                                                   Six Months Ended    Year Ended
*Distributions by Class                            November 30, 1997   May 31, 1997
-----------------------                            -----------------   ------------
Distributions in Excess of Net Investment Income:

  Class A Shares ...................................     $  - 0 -      $ (1,133,880)
  Class B Shares ...................................        - 0 -          (221,577)
  Class C Shares ...................................        - 0 -           (22,491)
                                                         --------      ------------
                                                         $  - 0 -      $ (1,377,948)
                                                         ========      ============
Distributions from Net Realized Gain:
  Class A Shares ...................................     $  - 0 -      $ (3,319,275)
  Class B Shares ...................................        - 0 -        (2,976,985)
  Class C Shares ...................................        - 0 -          (303,566)
                                                         --------      ------------
                                                         $  - 0 -      $ (6,599,826)
                                                         ========      ============

                   See Notes to Financial Statements

                              Financial Highlights

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)

                                                                                      Year Ended May 31
                                      Six Months Ended        ------------------------------------------------------------------
Class A Shares                        November 30, 1997         1997              1996(a)             1995(a)            1994
--------------                        -----------------       ---------          ---------          ---------          ---------
Net Asset Value,
  Beginning of the Period .........        $  15.838          $   13.98          $   11.79          $   11.67          $   10.75
                                           ---------          ---------          ---------          ---------          ---------
  Net Investment Income/Loss ......             .008              (.064)              (.04)              (.04)              (.06)
  Net Realized and Unrealized Gain              .349              2.460              2.561                .42             1.0125
                                           ---------          ---------          ---------          ---------          ---------
Total from Investment Operations ..             .357              2.396              2.521                .38              .9525
                                           ---------          ---------          ---------          ---------          ---------
Less:
  Distributions in Excess of Net
    Investment Income .............            - 0 -               .137              - 0 -              - 0 -              - 0 -
  Distributions from and in excess
    of Net Realized Gain ..........            - 0 -               .401               .331                .26              .0425
                                           ---------          ---------          ---------          ---------          ---------
Total Distributions ...............            - 0 -               .538               .331                .26              .0425
                                           ---------          ---------          ---------          ---------          ---------
Net Asset Value,
  End of the Period ...............        $  16.195          $  15.838          $   13.98          $   11.79          $   11.67
                                           ---------          ---------          ---------          ---------          ---------

Total Return (b) ..................             2.27%*            17.67%             21.85%              3.36%              9.17%
Net Assets at End of the Period
  (In millions) ...................        $   151.0          $   136.9          $   106.7          $    60.1          $    41.8
Ratio of Expenses
  to Average Net Assets (c) .......             2.02%              2.09%              2.22%              2.29%              2.46%
Ratio of Net Investment Income/Loss
  to Average Net Assets (c) .......              .13%              (.46%)             (.30%)             (.35%)             (.46%)
Portfolio Turnover ................               50%*              144%                94%               120%               116%
Average Commission Rate per
Equity Share Traded (d) ...........        $   .0141          $   .0206          $   .0199                 --                 --

*  Non-Annualized

(a)     Based on average month-end shares outstanding.

(b) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) The impact on the Ratios of Expenses and Net Investment Income/Loss to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.


                         See Notes to Financial Statements

    The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)


                                                                                    Year Ended May 31
                                     Six Months Ended      ------------------------------------------------------------------
Class B Shares                       November 30, 1997        1997             1996(a)             1995(a)             1994
                                     -----------------     ----------        ----------          ----------        ----------
Net Asset Value,
  Beginning of the Period               $   15.318         $    13.53        $    11.50          $    11.48        $    10.67
                                        ----------         ----------        ----------          ----------        ----------
  Net Investment Loss                        (.043)             (.139)             (.14)               (.13)             (.13)
  Net Realized and Unrealized Gain            .328              2.358             2.501                 .41             .9825
                                        ----------         ----------        ----------          ----------        ----------
Total from Investment Operations              .286              2.219             2.361                 .28             .8525
                                        ----------         ----------        ----------          ----------        ----------
Less:
  Distributions in Excess
    of Net Investment Income                 - 0 -               .030             - 0 -               - 0 -             - 0 -
  Distributions from and in
    Excess of Net Realized Gain              - 0 -               .401              .331                 .26             .0425
                                        ----------         ----------        ----------          ----------        ----------
Total Distributions                          - 0 -               .431              .331                 .26             .0425
                                        ----------         ----------        ----------          ----------        ----------
Net Asset Value,
  End of the Period                     $   15.604         $   15.318        $    13.53          $    11.50        $    11.48
                                        ==========         ==========        ==========          ==========        ==========
Total Return (b)                              1.83%*            16.83%            20.90%               2.62%             8.21%
Net Assets at End
  of the Period (In millions)           $    133.4         $    124.1        $     92.8          $     64.7        $     48.8
Ratio of Expenses to
  Average Net Assets (c)                      2.78%              2.86%             2.99%               3.05%             3.21%
Ratio of Net Investment Loss
  to Average Net Assets (c)                   (.63%)            (1.22%)           (1.11%)             (1.11%)           (1.19%)
Portfolio Turnover                              50%*              144%               94%                120%              116%
Average Commission Rate
  per Equity Share Traded (d)           $    .0141         $    .0206        $    .0199                --                --

*  Non-Annualized

(a)     Based on average month-end shares outstanding.

(b) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) The impact on the Ratios of Expenses and Net Investment Loss to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                       See Notes to Financial Statements

    The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)


                                                                                                         June 21, 1993
                                                                        Year Ended May 31,              (Commencement
                                     Six Months Ended     ------------------------------------------   of Distribution)
Class C Shares                       November 30, 1997       1997           1996(a)         1995(a)   to May 31, 1994(a)
---------------                      -----------------    ---------        ---------       ---------  ------------------
Net Asset Value, Beginning of
   the Period .....................      $  15.464        $   13.66        $   11.61       $   11.59      $   10.29
                                         ---------        ---------        ---------       ---------      ---------
   Net Investment Loss ............          (.045)           (.137)            (.14)           (.13)          (.13)
   Net Realized and
       Unrealized Gain ............           .333            2.372            2.621             .41         1.4725
                                         ---------        ---------        ---------       ---------      ---------
Total from Investment
   Operations .....................           .288            2.235            2.381             .28         1.3425
                                         ---------        ---------        ---------       ---------      ---------

Less:
   Distributions in Excess of Net
       Investment Income ..........            -0-             .030              -0-             -0-            -0-
   Distributions from and in Excess
       of Net Realized Gain .......            -0-             .401             .331             .26          .0425
                                         ---------        ---------        ---------       ---------      ---------
Total Distributions ...............            -0-             .431             .331             .26          .0425

Net Asset Value,
   End of the Period ..............      $  15.762        $  15.464        $   13.66       $   11.61      $   11.59
                                         =========        =========        =========       =========      =========
Total Return (b) ..................           1.88%*          16.82%           20.87%           2.60%         13.06%*
Net Assets at End of the
   Period (In millions) ...........      $    14.1        $    13.0        $     9.2       $     6.6      $     5.1
Ratio of Expenses to Average
   Net Assets (c) .................           2.79%            2.87%            3.00%           3.05%          3.21%
Ratio of Net Investment Loss
   to Average Net Assets (c) ......           (.64%)          (1.23%)          (1.10%)         (1.13%)        (1.15%)
Portfolio Turnover ................             50%*            144%              94%            120%           116%

Average Commission Rate per
   Equity Share Traded (d) ........      $   .0141        $   .0206        $   .0199              --             --

*Non-Annualized

(a)     Based on average month-end shares outstanding.

(b) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) The impact on the Ratios of Expenses and Net Investment Loss to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                       See Notes to Financial Statements

                         Notes to Financial Statements
                         November 30, 1997 (Unaudited)

1. Significant Accounting Policies

Van Kampen American Capital Global Equity Fund (the "Fund") is organized as a series of Van Kampen American Capital World Portfolio Series Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide long-term growth of capital by investing in an internationally diversified portfolio of equity securities. Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. The Fund commenced investment operations on August 5, 1991. The distribution of the Fund's Class B and Class C shares commenced on November 15, 1991 and June 21, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Unlisted securities and listed securities for which the last sales price is not available are valued at the last bid price. Fixed income investments are stated at value using market quotations. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS -- Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such secur-

                         November 30, 1997 (Unaudited)


ities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Original issue discount is amortized over the life of each applicable security. Premiums on debt securities are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.

D. CURRENCY TRANSLATION -- Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions.

E. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At November 30, 1997, for federal income tax purposes, cost of long- and short-term investments is $275,853,361; the aggregate gross unrealized appreciation is $30,168,418 and the aggregate gross unrealized depreciation is $10,820,914, resulting in net unrealized appreciation on investments, futures, forward currency contracts and foreign currency of $19,347,504.

F. DISTRIBUTION OF INCOME AND GAINS -- The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed annually. Net investment income for federal income tax purposes includes gains and losses realized on transactions in foreign currencies. These realized gains and losses are included as net realized gains or losses for financial reporting purposes.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly. Investment advisory fees are

                         November 30, 1997 (Unaudited)


calculated monthly, based on the average daily net assets of the Fund at the annual rate of 1.00%. The Adviser has entered into a subadvisory agreement with Morgan Stanley Asset Management Inc. (the "Subadviser") who provides advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser pays 50% of its investment advisory fee to the Subadviser.

    For the six months ended November 30, 1997, the Fund recognized expenses of approximately $10,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the six months ended November 30, 1997, the Fund recognized expenses of approximately $10,800 representing VKAC's cost of providing accounting services to the Fund. These services are provided by VKAC at cost.

    ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended November 30, 1997, the Fund recognized expenses of approximately $582,200, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

    Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per Trustee under the plan is equal to $2,500.

    During the period, the Fund owned the following Morgan Stanley Funds which were managed by the Subadviser:

                                                                                  Transactions
                                                                                During the Period
                                                                            --------------------------
                                                    % of Net Assets          Cost of         Proceeds
                                                  At November 30, 1997      Purchases        of Sales
                                                  --------------------      ----------      ----------
Latin America Discovery Fund, Inc. ...........           1.32%              $1,494,859      $    - 0 -
Morgan Stanley Asia Pacific Fund, Inc.........           0.31%              $    - 0 -      $1,353,262
Morgan Stanley India Investment Fund .........           0.00%              $    - 0 -      $1,547,936

                          November 30, 1997 (Unaudited)


3. Capital Transactions

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C, each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

     At November 30, 1997, capital aggregated $114,356,947, $103,089,702 and
$11,182,742 for Classes A, B and C, respectively. For the six months ended November 30, 1997, transactions were as follows:

                                           Shares            Value
                                        -----------       ------------
Sales:
  Class A .......................         3,192,732       $ 53,170,480
  Class B .......................         1,191,878         19,184,987
  Class C .......................           153,134          2,482,684
                                        -----------       ------------
Total Sales .....................         4,537,744       $ 74,838,151
                                        ===========       ============
Dividend Reinvestment:
  Class A .......................             - 0 -       $      - 0 -
  Class B .......................             - 0 -              - 0 -
  Class C .......................             - 0 -              - 0 -
                                        -----------       ------------
Total Dividend Reinvestment .....             - 0 -       $      - 0 -
                                        ===========       ============
Repurchases:
  Class A .......................        (2,516,132)      $(41,987,054)
  Class B .......................          (746,628)       (11,973,706)
  Class C .......................           (99,227)        (1,615,174)
                                        -----------       ------------
Total Repurchases ...............        (3,361,987)      $(55,575,934)
                                        ===========       ============

                          November 30, 1997 (Unaudited)


    At May 31, 1997, capital aggregated $103,173,521, $95,878,421 and
$10,315,232 for Classes A, B and C, respectively. For the year ended May 31, 1997, transactions were as follows:

                                              Shares              Value
                                          -------------       -------------
Sales:
  Class A ..........................          6,134,539       $  89,228,576
  Class B ..........................          2,431,724          34,006,661
  Class C ..........................            326,525           4,616,046
                                          -------------       -------------
Total Sales ........................          8,892,788       $ 127,851,283
                                          =============       =============
Dividend Reinvestment:
  Class A ..........................            304,883       $   4,257,239
  Class B ..........................            221,179           2,997,101
  Class C ..........................             21,652             296,210
                                          -------------       -------------
Total Dividend Reinvestment ........            547,714       $   7,550,550
                                          =============       =============
Repurchases:
  Class A ..........................         (5,426,393)      $ (79,299,631)
  Class B ..........................         (1,408,797)        (19,584,581)
  Class C ..........................           (176,672)         (2,508,290)
                                          -------------       -------------
Total Repurchases ..................         (7,011,862)      $(101,392,502)
                                          =============       =============

    Class B and C shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                          November 30, 1997 (Unaudited)


                                               Contingent Deferred
                                                   Sales Charge
                                               --------------------
Year of Redemption                             Class B      Class C
------------------                             -------      -------
First ..................................        5.00%        1.00%
Second .................................        4.00%        None
Third ..................................        3.00%        None
Fourth .................................        2.50%        None
Fifth ..................................        1.50%        None
Sixth and Thereafter ...................        None         None

    For the six months ended November 30, 1997, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $49,000 and CDSC on the redeemed shares of approximately $87,400. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $128,589,743 and $136,604,808, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, manage the portfolio's effective yield, foreign currency exposure, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures or forward contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures or forward contract.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used to provide the return of an index without purchasing all the securities underlying the index or to manage the Fund's overall exposure to the equity markets.

    Upon entering into future contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period

                          November 30, 1997 (Unaudited)


the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    Transactions in futures contracts for the six months ended November 30, 1997, were as follows:

                                                                 CONTRACTS
                                                                 ---------
Outstanding at May 31, 1997 ................................          25
Futures Opened .............................................         545
Futures Closed .............................................        (297)
                                                                    ----
Outstanding at November 30, 1997 ...........................         273
                                                                    ====

    The futures contracts outstanding as of November 30, 1997, and the description and unrealized appreciation/depreciation are as follows:


                                                                                          UNREALIZED
                                                                                         APPRECIATION/
DESCRIPTION                                                              CONTRACTS       DEPRECIATION
                                                                        -----------      ------------
LONG CONTRACTS
CAC 40 (France) Index Future, Dec. 1997
  (Current Notional Value of $572,600 per contract) ..............             40         $  (191,718)
FTSE 100 (United Kingdom) Index Future, Dec. 1997
  (Current Notional Value of $205,455) ...........................             60          (1,298,737)
Milan (Italy) Stock Index Future, Dec. 1997
  (Current Notional Value of $134,056) ...........................             10              45,278
SHORT CONTRACTS
Topix (Japan) Future, Dec. 1997
  (Current Notional Value of $9,880) .............................             65            (238,367)
OMX Stock (Sweden) Index Futures, Dec. 1997
  (Current Notional Value of $31,645) ............................             90            (180,516)
DAX (Germany) Index Futures, Dec. 1997
  (Current Notional Value of $225,925) ...........................              8             116,872
                                                                             ----         -----------
                                                                              273          (1,747,188)
                                                                             ====         ===========

                          November 30, 1997 (Unaudited)


B. Foward Currency Contracts - These instruments are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency.

    At November 30, 1997, the Fund has outstanding forward currency contracts as follows:

                                                                       Unrealized
                                                         CURRENT      APPRECIATION/
Description                                               Value       Depreciation
-----------                                            -----------    ------------
LONG CONTRACTS
Australian Dollar,
  1,300,000 expiring 12/19/97 .....................    $   888,274    $   (50,066)
French Franc,
  42,528,152 expiring 12/15/97-01/21/98 ...........      7,218,026        (81,658)
German Mark,
  11,084,635 expiring 01/16/98 ....................      6,304,425       (157,696)
Italian Lira,
  13,934,888,400 expiring 01/21/98-02/19/98 .......      8,063,768        (54,235)
Japanese Yen,
  1,362,193,460 expiring 01/26/98-03/16/98 ........     10,776,995       (487,415)
Netherlands Guilder,
  1,241,728 expiring 02/19/98 .....................        627,915        (16,704)
Spanish Peseta,
  235,233,580 expiring 12/18/97-02/12/98 ..........      1,578,866        (32,097)
                                                                      -----------
                                                                      $  (879,871)
                                                                      -----------
SHORT CONTRACTS
Australian Dollar,
  1,300,000 expiring 12/19/97 .....................        888,274         51,236
German Mark,
16,614,418 expiring 01/16/98-03/16/98 .............      9,453,772         17,228
French Franc,
  30,072,747 expiring 12/15/97-03/16/98 ...........      5,105,458        (16,349)
Italian Lira,
  13,934,888,400 expiring 01/21/98-02/19/98 .......      8,063,768         85,107
Japanese Yen,
  4,181,480,772 expiring 01/21/98-02/26/98 ........     33,115,735      2,341,822

                          November 30, 1997 (Unaudited)


                                                                     Unrealized
                                                        CURRENT     APPRECIATION/
Description                                              Value      Depreciation
-----------                                           ----------    ------------
SHORT CONTRACTS (CONTINUED)
Netherlands Guilder,
  1,241,728 expiring 02/19/98 ....................    $  627,915    $   12,085
Spanish Peseta,
  235,233,580 expiring 12/18/97-02/12/98 .........     1,578,866         3,063
Swedish Krona,
  21,240,565 expiring 02/18/97 ...................     2,758,265        71,735
                                                                    ----------
                                                                    $2,565,927
                                                                    ==========

6. Distribution and Service Plans

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the six months ended November 30, 1997, are payments to VKAC of approximately $585,700.

                                                                      APPENDIX F

                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND
                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND
                   PROFORMA COMBINED PORTFOLIO OF INVESTMENTS
                         December 31, 1997 (Unaudited)

MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                   31-Dec-97

(Unaudited)

                                                       MS Global
                                                         Equity          VKAC
                                                       Allocation       Global
                                                          Fund        Equity Fund       Adjustments     Proforma
Investments, at Market Value (Cost of $160,750,
   $229,294, and $390,044, respectively)                $175,720        $253,047                        $428,767
Repurchase Agreements                                     32,681          46,132                          78,813
Other Assets Less Liabilities                              4,867           5,514             (250)        10,131
                                                        --------------------------------------------------------
Net Assets                                              $213,268        $304,693            ($250)      $517,711
                                                        ========================================================

Net Assets Consist of:
Capital                                                 $199,359        $268,541                        $467,900
Accumulated Undistributed Net Investment
   Income                                                   (915)         (1,597)            (250)        (2,762)
Net Unrealized Appreciation/Depreciation
   on Investments                                         16,219          26,347                          42,566
Accumulated Net Realized Gain/Loss
   on Investments                                         (1,395)         11,402                          10,007
                                                        --------------------------------------------------------
Net Assets                                              $213,268        $304,693            ($250)      $517,711
                                                        ========================================================

Class A Shares:
Net Assets                                              $ 74,593        $154,939            ($125)      $229,407
Shares Outstanding                                         5,202          10,796                          15,998
                                                        ------------------------                        --------
Net Asset Value per Share                                 $14.34          $14.35                          $14.34
                                                        ========================                        ========

Class B Shares:
Net Assets                                              $ 58,639        $135,321             (113)      $193,847
Shares Outstanding                                         4,209           9,832                          13,915
                                                        ------------------------                        --------
Net Asset Value per Share                                 $13.93          $13.76                          $13.93
                                                        ========================                        ========

Class C Shares:
Net Assets                                              $ 80,036        $ 14,433              (12)      $ 94,457
Shares Outstanding                                         5,688           1,037                           6,713
                                                        ------------------------                        --------
Net Asset Value per Share                                 $14.07          $13.91                          $14.07
                                                        ========================                        ========

(1) The pro forma statements are presented as if the Reorganization was effective December 31, 1997. The pro forma statements give effect to the proposed exchange of stock for assets and liabilities with the MS Global Equity Allocation Fund being the surviving entity. The proposed transaction will be accounted for in accordance with generally accepted accounting principles as a tax-free reorganization. The historical cost basis of the investments is carried over to the surviving entity.

(2) The pro forma statements presumes the issuance by the MS Global Equity Allocation Fund of approximately 10,796,000 class A shares, 9,706,000 class B shares and 1,025,000 class C shares in exchange for the assets and liabilities of the VKAC Global Equity Fund.

(3) In connection with this transaction, the VKAC Global Equity Fund will incur a non-recurring cost associated with the transaction of approximately $250,000, or $0.012 per share.

MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 1997
(Unaudited)

                                                              MS Global       VKAC
                                                               Equity        Global
                                                             Allocation      Equity
                                                                Fund          Fund          Adjustments     Proforma
Investment Income:
    Dividends                                                  $3,919         $4,461                         $8,380
    Interest                                                      736          1,226                          1,962
    Security Lending                                              194              0                            194
    Foreign Taxes Withheld                                       (260)          (349)                          (609)
                                                              -----------------------------------------------------
Total Income                                                    4,589          5,338               0          9,927
                                                              -----------------------------------------------------

Expenses:
    Investment Advisory Fees                                    1,860          2,748                          4,608
    Fees Waived (3)                                              (238)            (1)           (270)          (509)
    Distribution (12b-1) and Service Fees                       1,329          1,710                          3,039
    Administrative Fee (1)                                        516              0             636          1,152
    All Other Expenses (1) (2)                                    586          2,190          (1,346)         1,430
                                                              -----------------------------------------------------
Total Expenses                                                  4,053          6,647            (980)         9,720
                                                              -----------------------------------------------------

                                                              -----------------------------------------------------
Net Investment Income                                            $536        ($1,309)           $980           $207
                                                              =====================================================

Realized and Unrealized Gain/Loss on Investments:
    Realized Gain/Loss on Investments                         $22,616        $50,430                        $73,046
    Net Change in Unrealized Appreciation/
       Depreciation During the Period                           1,513        (18,898)                       (17,385)
                                                              -----------------------------------------------------
Net Realized and Unrealized Gain/Loss
    on Investments                                            $24,129        $31,532              $0        $55,661
                                                              =====================================================

Net Increase/Decrease in Net Assets                           -----------------------------------------------------
    from Operations                                           $24,665        $30,223            $980        $55,868
                                                              =====================================================

(1) The MS Global Equity Allocation Fund's expense structure includes an Administrative Fee which provides for transfer agency, accounting, tax and administration services to the Fund. These fees are included as a component of All Other Expenses for the VKAC Global Equity Fund.

(2) Reflects the reduction of other operating expenses as a result of the elimination of certain duplicative expenses and the results of operating a larger, more efficient fund rather than two smaller funds.

(3) The Adviser has agreed to cap expenses after the transaction at 1.70%, 2.45% and 2.45% for classes A, B and C, respectively. The adjustment reflects the amount of additional fee waiver which would have been necessary to reduce expenses to this cap.

MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
Common Stocks   (80.8%)
     Australia  (0.0%)
                        1,699  Broken Hill Proprietary Ltd.                                             $         16
                        3,814  Coles Myer Ltd.                                                                    18
                          615  Gio Australia Holdings Ltd.                                                         2
                          641  MIM Holdings Ltd.                                                                   -
                       (a)755  Westfield Trust (New)                                                               1
                                                                                                        -------------
                                                                                                                  37
                                                                                                        -------------

     Austria  (0.7%)
                          600  Austria Mikro Systems International AG                                             30
                     (a)2,900  Austrian Airlines Osterreichische Luftverkehrs AG                                  62
                     (a)8,600  Bank Austria AG                                                                   436
                     (a)4,528  Bank Austria AG                                                                   224
                          800  Bau Holdings AG                                                                    50
                        2,100  Boehler-Udderholm AG                                                              123
                          300  BWT AG                                                                             47
                        2,000  Creditanstalt Bank                                                                128
                        4,600  Flughafen Wein AG                                                                 183
                        1,000  Generali AG                                                                       263
                       (a)700  Lenzing AG                                                                         42
                        2,300  Mayr-Melnhof Karton AG                                                            124
                     (a)1,100  Oesterreichische Brau-Beteiligungs AG                                              55
                        5,600  Oesterreichische Elektrizitaetswirtschafts, 'A' AG                                594
                        4,300  OMV AG                                                                            596
                        2,600  Radex-Heraklith Industriebet AG                                                    89
                        1,900  Steyr-Daimler-Puch AG                                                              51
                        2,300  VA Technologies AG                                                                349
                        1,600  Wienerberger Baustoffindustrie AG                                                 307
                                                                                                        -------------
                                                                                                               3,753
                                                                                                        -------------

     Canada  (2.9%)
                        9,800  Abitibi-Consolidated, Inc.                                                        137
                        8,000  Agrium, Inc.                                                                       97
                     (a)8,100  Air Canada                                                                         84
                       11,900  Alcan Aluminum Ltd.                                                               328
                        3,700  Avenor, Inc.                                                                       53
                       14,300  Bank of Montreal                                                                  634
                       13,000  Bank of Nova Scotia                                                               613
                       22,900  Barrick Gold Corp.                                                                427
                       34,000  BCE, Inc.                                                                       1,134
                        7,100  Bombardier, Inc., 'A'                                                             146
                       10,400  Bombardier, Inc., 'B'                                                             214
                        7,400  CAE, Inc.                                                                          58
                        3,100  Cameco Corp.                                                                      101
                       22,400  Canadian Imperial Bank of Commerce                                                699
                     (a)5,600  Canadian Natural Resources Ltd.                                                   120
                        8,600  Canadian Occidental Petroleum Ltd.                                                195


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
Canada (Continued)     18,800  Canadian Pacific Ltd.                                                    $        506
                        5,000  Canadian Tire Corp., 'A'                                                          107
                        4,500  Cominco Ltd.                                                                       69
                     (a)4,000  Corel Corp.                                                                         6
                        3,200  Cott Corp.                                                                         27
                        5,500  Dofasco, Inc.                                                                      89
                        8,800  Domtar, Inc.                                                                       61
                     (a)8,600  Echo Bay Mines Ltd.                                                                22
                        2,500  George Weston Ltd.                                                                213
                    (a)13,400  Gulf Canada Resources Ltd.                                                         94
                       11,600  Imasco Ltd.                                                                       410
                        9,100  Imperial Oil Ltd.                                                                 586
                        8,600  Inco Ltd.                                                                         146
                        3,200  IPL Energy, Inc.                                                                  146
                       15,800  Laidlaw, Inc. 'B'                                                                 216
                        3,800  Loewen Group, Inc.                                                                 98
                        8,500  MacMillan Bloedel Ltd.                                                             88
                        3,900  Magna International, Inc., 'A'                                                    245
                     (a)9,500  Methanex Corp.                                                                     75
                        4,400  Molson Companies Ltd., 'A'                                                         79
                        6,100  Moore Corp. Ltd.                                                                   92
                     (a)8,200  Newbridge Networks Corp.                                                          287
                       13,300  Noranda, Inc.                                                                     229
                       16,500  Norcen Energy Resources Ltd.                                                      189
                       12,800  Northern Telecom Ltd.                                                           1,139
                       29,700  Nova Corp.                                                                        283
                       16,000  Petro                                                                             253
                       11,600  Placer Dome, Inc.                                                                 146
                        3,000  Potash Corp. of Saskatchewan, Inc.                                                250
                        7,100  Power Corp. of Canada                                                             254
                     (a)7,200  Provigo, Inc.                                                                      44
                        7,400  Ranger Oil Ltd.                                                                    50
                     (a)7,100  Renaissance Energy Ltd.                                                           147
                     (a)4,100  Repap Enterprises, Inc.                                                             1
                     (a)9,600  Rogers Communication, Inc., 'B'                                                    46
                       16,900  Royal Bank of Canada                                                              894
                       19,300  Seagram, Ltd                                                                      625
                        4,400  Suncor, Inc.                                                                      151
                     (a)7,200  Talisman Energy, Inc.                                                             220
                        4,700  Teck Corp., 'B'                                                                    71
                        5,800  TELUS Corp.                                                                       129
                       31,500  Thomson Corp.                                                                     865
                       13,100  Transcanada Pipelines Ltd.                                                        292
                        6,700  Westcoast Energy, Inc.                                                            155
                                                                                                        -------------
                                                                                                              15,135
                                                                                                        -------------

     France  (4.3%)
                        1,943  Accor S.A.                                                                        361

MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
France (Continued)      7,350  Alcatel Alsthom                                                           $       934
                       15,564  AXA S.A.                                                                        1,204
                       10,366  Banque Nationale de Paris RFD                                                     551
                        6,727  Banque Paribas                                                                    585
                        3,300  BIC                                                                               241
                        1,377  Bouygues                                                                          156
                        1,652  Canal Plus                                                                        307
                        1,910  Carrefour S.A.                                                                    996
                        4,400  Casino Guichard Perrachon                                                         245
                          500  Cie Bancaire S.A.                                                                  81
                        4,289  Cie de Saint-Gobain                                                               609
                        6,236  Cie Generale des Eaux                                                             870
                       12,700  Elf Aquitaine                                                                   1,477
                        1,500  Eridania Beghin-Say S.A.                                                          234
                          550  Essilor International                                                             164
                       49,500  France Telecom S.A.                                                             1,795
                        3,818  Groupe Danone RFD                                                                 682
                        3,650  Havas S.A.                                                                        263
                          800  Imetal, S.A.                                                                       99
                        4,107  L'Air Liquide                                                                     643
                        3,292  L'Oreal                                                                         1,288
                        4,693  Lafarge Coppee S.A.                                                               308
                        5,400  Lagardere S.C.A.                                                                  179
                        1,535  Legrand S.A.                                                                      306
                        4,255  LVMH Moet Hennessy Louis Vuitton                                                  706
                        6,033  Lyonnaise des Eaux S.A.                                                           668
                        6,039  Michelin (C.G.D.E.) 'B'                                                           304
                          425  Pathe S.A.                                                                         82
                        3,325  Pernod-Ricard                                                                     196
                          380  Pinault S.A.                                                                      203
                          675  Pin Printemps Redo                                                                360
                          940  Promodes                                                                          390
                        2,555  PSA Peugeot Citroen S.A.                                                          322
                       16,581  Rhone-Poulenc S.A. 'A'                                                            743
                          235  Sagem                                                                             105
                        5,336  Sanofi S.A.                                                                       594
                        6,497  Schneider S.A.                                                                    353
                        1,184  Simco S.A.                                                                         80
                          190  Societe Eurafrance S.A.                                                            77
                        4,832  Societe Generale                                                                  658
                        (a)38  Sodexho S.A. (New)                                                                 20
                          350  Sodexho S.A.                                                                      187
                        5,958  Thomson CSF S.A.                                                                  188
                       11,755  Total S.A. 'B'                                                                  1,279
                       12,340  Usinor Sacilor                                                                    178
                        3,250  Valeo S.A.                                                                        220
                                                                                                        -------------
                                                                                                              22,491
                                                                                                        -------------


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
     Germany  (4.9%)
                        2,300  adidas AG                                                                $        302
                     (a)2,200  Agiv AG                                                                            42
                       11,000  Allianz AG                                                                      2,849
                        1,500  AMB Aachener & Muenchener Beteiligungs AG                                         164
                       27,200  BASF AG                                                                           964
                       34,600  Bayer AG                                                                        1,292
                       11,600  Bayerische Hypotheken Bank AG                                                     566
                       12,150  Bayerische Vereinsbank AG                                                         795
                        4,050  Beiersdorf AG                                                                     176
                        2,300  Bilfinger & Berger Bau AG                                                          71
                       (a)400  Brau und Brunnen AG                                                                40
                        1,350  CKAG Colonia Konzern AG                                                           129
                        4,550  Continental AG                                                                    100
                       23,500  Daimler-Benz AG                                                                 1,649
                        4,500  Degussa AG                                                                        225
                       23,350  Deutsche Bank AG                                                                1,648
                       98,770  Deutsche Telekom AG                                                             1,859
                        1,800  Deutz AG                                                                           13
                       20,500  Dresdner Bank AG                                                                  946
                        2,420  Heidelberger Zement AG                                                            172
                        4,250  Hochtief AG                                                                       168
                          500  Karstadt AG                                                                       171
                     (a)1,150  Kloeckner-Humboldt-Deutz AG                                                         9
                          500  Linde AG                                                                          305
                       17,750  Lufthansa AG                                                                      340
                          650  MAN AG                                                                            188
                        1,700  Mannesmann AG                                                                     859
                        7,473  Merck KGAA                                                                        243
                       11,424  METRO AG                                                                          410
                        3,530  Muenchener Rueckversicherungs (Registered)                                      1,330
                          800  Preussag AG                                                                       244
                       15,500  RWE AG                                                                            831
                        2,810  SAP AG                                                                            854
                        3,400  Schering AG                                                                       328
                       26,300  Siemens AG                                                                      1,557
                       (a)150  Starbag AG                                                                         10
                        1,850  Thyssen AG                                                                        396
                       23,050  VEBA AG                                                                         1,570
                        1,478  Viag AG                                                                           796
                        1,350  Volkswagen AG                                                                     759
                                                                                                        -------------
                                                                                                              25,370
                                                                                                        -------------

     Italy  (3.1%)
                       65,672  Assicurazioni Generali S.p.A.                                                   1,613
                      104,300  Banca Commerciale Italiana                                                        363
                       40,900  Banco Ambrosiano Veneto                                                           157
                       13,380  Benetton Group S.p.A.                                                             219

MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
Italy (Continued)      11,700  Cartiere Burgo S.p.A.                                                    $         70
                      178,500  Credito Italiano S.p.A.                                                           550
                       48,000  Edison S.p.A.                                                                     290
                      568,000  Ente Nazionale Idrocarburi S.p.A.                                               3,220
                        9,500  Falck                                                                              43
                      239,630  Fiat S.p.A.                                                                       697
                       52,970  Fiat S.p.A. Di Risp NCS                                                            88
                       26,000  Impreglio S.p.A.                                                                   20
                       62,600  Istituto Bancario San Paolo di Torina S.p.A.                                      598
                       45,450  Istituto Mobiliare Italiano S.p.A.                                                540
                      300,020  Istituto Nazionale delle Assicurazioni (INA)                                      608
                       17,300  Italcementi S.p.A.                                                                121
                       11,650  Italcementi S.p.A. NCS                                                             35
                       49,400  Italgas                                                                           204
                    (a)16,878  La Rinascente S.p.A.                                                              126
                       36,500  Magneti Marelli S.p.A.                                                             62
                       86,000  Mediaset S.p.A                                                                    422
                       36,050  Mediobanca S.p.A.                                                                 283
                      208,108  Montedison S.p.A.                                                                 187
                       68,900  Montedison S.p.A. Di Risp NCS                                                      45
                   (a)252,880  Olivetti Group                                                                    153
                      114,640  Parmalat Finanziaria S.p.A.                                                       164
                      115,000  Pirelli S.p.A.                                                                    307
                       22,269  R.A.S.                                                                            218
                          462  R.A.S. Di Risp                                                                      3
                       10,100  S.A.I.                                                                            112
                       12,000  Sasib S.p.A.                                                                       35
                       22,000  Sirti S.p.A.                                                                      133
                       51,000  Snia BPD S.p.A.                                                                    52
                      110,000  Telecom Italia Mobile Di Risp S.p.A.                                              313
                      470,300  Telecom Italia Mobile S.p.A                                                     2,171
                       68,663  Telecom Italia Mobile S.p.A.                                                      303
                      255,386  Telecom Italia S.p.A.                                                           1,631
                                                                                                        -------------
                                                                                                              16,156
                                                                                                        -------------

     Japan  (7.9%)
                        3,300  Advantest Corp.                                                                   187
                       43,800  Ajinomoto Co., Inc.                                                               426
                    (a)25,800  Aoki Corp.                                                                          8
                        3,500  Aoyama Trading Co., Ltd.                                                           62
                          500  Asahi Bank Ltd.                                                                     2
                       25,800  Asahi Breweries Ltd.                                                              375
                       77,400  Asahi Chemical Industry Co., Ltd.                                                 262
                       73,600  Asahi Glass Co.                                                                   349
                       89,600  Bank of Tokyo-Mitsubishi                                                        1,235
                          500  Bank of Yokohama                                                                    1
                       25,800  Bridgestone Corp.                                                                 559
                       31,800  Canon, Inc.                                                                       740


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
Japan (Continued)      15,000  Casio Computer Co., Ltd.                                                $         108
                       37,800  Chiba Bank Ltd.                                                                    24
                       25,800  Chugai Pharmaceutical Ltd.                                                        132
                       29,800  Dai Nippon Printing Co., Ltd.                                                     559
                       27,800  Daiei, Inc.                                                                       115
                       25,800  Daikin Industries Ltd.                                                             97
                       25,800  Daiwa House Industry                                                              136
                       17,000  Denso Corp.                                                                       306
                          151  East Japan Railway Co.                                                            681
                       16,800  Ebara Corp.                                                                       178
                       11,000  Fanuc Co.                                                                         416
                       15,000  Fuji Photo Film Co.                                                               574
                       66,600  Fujitsu Ltd.                                                                      714
                       18,800  Furukawa Electric                                                                  80
                       34,800  Hankyu Corp.                                                                      163
                       25,800  Hazama-Gumi                                                                        13
                      128,000  Hitachi Ltd.                                                                      912
                       33,000  Honda Motor Co.                                                                 1,211
                          400  Industrial Bank of Japan                                                            3
                       16,000  Ito-Yokado Co., Ltd.                                                              815
                       79,000  Japan Airlines Co.                                                                215
                       64,600  Japan Energy Corp.                                                                 61
                          800  Joyo Bank                                                                           3
                       12,800  Jusco Co.                                                                         180
                       45,800  KAO Corp.                                                                         659
                       51,600  Kajima Corp.                                                                      130
                       34,300  Kansai Electric Power Co.                                                         581
                       40,600  Kawasaki Steel Corp.                                                               55
                       61,600  Kinki Nippon Railway                                                              329
                       51,600  Kirin Brewery Co., Ltd.                                                           375
                       51,600  Komatsu Ltd.                                                                      259
                       77,400  Kubota Corp.                                                                      204
                       51,600  Kumagai Gumi Co., Ltd.                                                             28
                        7,800  Kyocera Corp.                                                                     354
                       25,800  Kyowa Hakko Kogyo                                                                 112
                       66,000  Long-Term Credit Bank of Japan Ltd.                                               106
                       77,200  Marubeni Corp.                                                                    135
                        5,800  Marui Co.                                                                          90
                       77,400  Matsushita Electric Industrial Ltd.                                             1,132
                       77,400  Mitsubishi Chemical Corp.                                                         111
                       72,000  Mitsubishi Corp.                                                                  568
                       90,400  Mitsubishi Electric Corp.                                                         231
                      140,000  Mitsubishi Heavy Industries Ltd.                                                  583
                       51,600  Mitsubishi Materials Corp.                                                         83
                       25,000  Mitsubishi Trust and Banking Corp.                                                251
                       77,200  Mitsui & Co.                                                                      456
                    (a)51,600  Mitsui Engineering & Shipbuilding Co., Ltd.                                        33
                          400  Mitsui Trust & Banking Corp.                                                        1


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
Japan (Continued)      27,800  Mitsukoshi                                                              $          74
                        9,000  Murata Manufacturing Co., Inc.                                                    226
                       16,800  Mycal Corp.                                                                       140
                       44,600  NEC Corp.                                                                         475
                       25,800  NGK Insulators Ltd.                                                               229
                       14,600  Nippon Denko Co., Ltd.                                                            263
                       20,000  Nippon Express Co., Ltd.                                                          100
                       25,800  Nippon Fire & Marine Insurance Co.                                                 97
                       24,800  Nippon Light Metal Co.                                                             36
                       25,800  Nippon Meat Packers, Inc.                                                         352
                       73,600  Nippon Oil Co.                                                                    190
                      286,000  Nippon Steel Corp.                                                                423
                          386  Nippon Telegraph & Telephone ADR                                                3,311
                       77,400  Nippon Yusen Kabushiki Kaisha                                                     212
                       97,400  Nissan Motor Co., Ltd.                                                            403
                      150,000  NKK Corp.                                                                         119
                       29,800  Odakyu Electric Railway Co.                                                       129
                       51,600  OJI Paper Co., Ltd.                                                               205
                      114,200  Osaka Gas Co.                                                                     261
                       25,800  Penta-Ocean Construction                                                           36
                        7,000  Pioneer Electronic Corp.                                                          108
                        2,000  Rohm Co.                                                                          204
                       65,200  Sakura Bank Ltd.                                                                  186
                       19,800  Sankyo Co., Ltd.                                                                  447
                       88,000  Sanwa Bank, Ltd.                                                                  890
                       77,400  Sanyo Electric Co., Ltd.                                                          202
                        5,800  Secom Co.                                                                         370
                        5,000  Sega Enterprises Ltd.                                                              90
                       25,800  Sekisui House Ltd.                                                                166
                       51,600  Sharp Corp.                                                                       355
                        7,000  Shimano, Inc.                                                                     129
                       11,000  Shin-Etsu Chemical Co.                                                            210
                       36,800  Shinizu Corp.                                                                      85
                       11,000  Shiseido Co., Ltd.                                                                150
                          800  Shizuoka Bank                                                                       9
                       51,600  Showa Denko K.K.                                                                   45
                          700  Softbank Corp.                                                                     18
                       11,900  Sony Corp.                                                                      1,057
                      103,200  Sumitomo Chemical Co.                                                             237
                       51,400  Sumitomo Corp.                                                                    287
                       34,800  Sumitomo Electric Industries                                                      474
                       11,000  Sumitomo Forestry                                                                  54
                       92,400  Sumitomo Metal Industries                                                         118
                       24,000  Sumitomo Metal Mining Co.                                                          79
                       25,800  Sumitomo Osaka Cement Co., Ltd.                                                    32
                       61,600  Taisei Corp., Ltd.                                                                 85
                    (a)15,000  Taisho Pharmaceutical Co.                                                         383
                       31,800  Takeda Chemical Industries                                                        906


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
Japan (Continued)      51,600  Teijin Ltd.                                                              $        108
                       34,800  Tobu Railway Co.                                                                  109
                       18,500  Tohoku Electric Power                                                             281
                          600  Tokai Bank                                                                          3
                       77,400  Tokio Marine & Fire Insurance Co.                                                 877
                       47,800  Tokyo Electric Power Co.                                                          871
                        4,000  Tokyo Electron Ltd.                                                               128
                      103,200  Tokyo Gas Co.                                                                     234
                       42,800  Tokyu Corp.                                                                       165
                       34,800  Toppan Printing Co., Ltd.                                                         453
                       77,500  Toray Industries, Inc.                                                            347
                       25,800  Toto Ltd.                                                                         165
                       51,600  Toyobo Ltd.                                                                        62
                      112,200  Toyota Motor Corp.                                                              3,214
                       51,600  Ube Industries Ltd.                                                                66
                          300  Yamaichi Securities                                                                -
                                                                                                        -------------
                                                                                                              40,508
                                                                                                        -------------

     Netherlands  (1.6%)
                       31,207  ABN-Amro Holding N.V.                                                             608
                        1,800  Akzo Nobel N.V.                                                                   310
                       15,700  Elsevier N.V.                                                                     254
                        1,200  Getronics NV                                                                       38
                        1,050  Heineken N.V.                                                                     183
                       18,402  ING Groep N.V.                                                                    775
                           68  ING Groep N.V. ADR                                                                  3
                        2,139  KLM Royal Dutch Airlines N.V.                                                      79
                       10,974  Koninklijke Ahold N.V.                                                            286
                          287  Koninklijke Hoogovens                                                              12
                        2,400  Koninklijke KNP BT                                                                 55
                       16,247  Koninklijke PTT Nederland N.V.                                                    678
                          600  Nedlloyd Groep N.V.                                                                14
                          303  OCE NV                                                                             33
                        7,700  Phillips Electronics N.V.                                                         462
                       48,000  Royal Dutch Petroleum N.V.                                                      2,636
                       18,300  Royal Dutch Petroleum N.V. - New York Shares                                      992
                          796  Stork N.V.                                                                         27
                       14,400  Unilever N.V.                                                                     888
                        1,656  Wolters Kluwer N.V.                                                               214
                                                                                                        -------------
                                                                                                               8,547
                                                                                                        -------------

     Norway  (0.5%)
                        5,400  AKER S.A. 'A'                                                                      97
                        4,700  Bergesen dy ASA,  'A'                                                             111
                        2,000  Bergesen dy ASA,  'B'                                                              47
                       45,600  Christiania Bank OG Kreditkasse                                                   184
                        2,500  Dyno Industrier ASA                                                                48
                        4,400  Elkem ASA                                                                          58


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
Noway (Continued)       4,800  Hafslund ASA 'A'                                                         $         29
                        3,300  Hafslund ASA 'B'                                                                   16
                        1,700  Helikopter Services Group ASA                                                      21
                        3,400  Kvaerner ASA                                                                      173
                        2,700  Leif Hoegh & Co., ASA                                                              55
                    (a)11,833  NCL Holdings ASA                                                                   42
                       19,100  Norsk Hydro ASA                                                                   930
                        2,500  Norske Skogindustrier AGA                                                          72
                        3,900  Orkla ASA                                                                         335
                     (a)2,700  Petroleum Geo-Services ASA                                                        170
                    (a)23,600  Storebrand ASA                                                                    166
                        1,700  Unitor ASA                                                                         21
                                                                                                        -------------
                                                                                                               2,575
                                                                                                        -------------

     Portugal  (1.1%)
                       25,500  Banco Comercial Portugues, S.A. (Registered)                                      521
                       13,400  Banco Espirito Santo e Comercial de Lisboa, S.A.                                  399
                        9,700  Banco Totta & Acores 'B' (Registered)                                             190
                       12,900  BPI-SGPS S.A.                                                                     314
                        1,300  Cia de Seguros Tranquilidade (Registered)                                          31
                          700  CIN, S.A.                                                                          44
                       13,500  Cimpor-Cimentos de Portugal, SGPS, S.A.                                           354
                        3,100  Corticeira Amorim, S.A.                                                            37
                       59,500  EDP-Eletricidade de Portugal, S.A.                                              1,127
                        1,000  Engil-SGPS                                                                         10
                        3,100  INAPA Investimentos Participacoes e Gestao, S.A.                                   36
                       17,300  Jeronimo Martins, SGPS, S.A.                                                      549
                        2,007  Jeronimo Martins - Provisional Certificates                                        11
                       14,600  Portucel Industrial-Empresa Produtora de Celulose, S.A.                            89
                       30,500  Portugal Telecom S.A.                                                           1,416
                     (a)2,000  Sociedade de Construcoes Soares da Costa, S.A.                                     14
                        6,700  Sonae Investimentos-Sociedade Gestora de Participacoes Sociais, B.A.              271
                        1,900  UNICER-Uniao Cervejeira, S.A.                                                      26
                                                                                                        -------------
                                                                                                               5,439
                                                                                                        -------------

     Spain  (2.3%)
                          840  Acerinox S.A.                                                                     124
                       (a)264  ACS S.A.                                                                            6
                     (a)1,720  Aguas de Barcelona                                                                 71
                        9,920  Argentaria S.A.                                                                   604
                       16,821  Autopistas Concesionaria Espanola S.A.                                            226
                       51,300  Banco Bilbao Vizcaya, S.A. (Registered)                                         1,660
                       25,400  Banco Central Hispanoamericano S.A.                                               619
                       41,400  Banco Santander S.A.                                                            1,383
                        1,000  Corporacion Financiera Alba S.A.                                                  105
                        3,898  Corporacion Mapfre S.A.                                                           103
                        3,850  Dragados y Construcciones S.A.                                                     82
                        3,300  Ebro Agricolas, Compania de Alimentacion S.A.                                      56


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
Spain (Continued)       1,450  Empresa Nacional de Cellulosas S.A.                                      $         20
                       81,600  Endesa S.A.                                                                     1,450
                          317  Energia y Industrias Aragonesas                                                     2
                    (a)11,600  Ercros S.A.                                                                        11
                        4,000  Fomento de Construcciones y Contratas S.A.                                        152
                       11,200  Gas Natural SDG 'E'                                                               581
                        1,635  General de Aguas De Barcelona S.A.                                                 67
                       73,000  Iberdrola S.A.                                                                    961
                        1,601  Inmobiliaria Metropolitana Vasco Central S.A.                                      72
                          500  Portland Vaderrivas S.A.                                                           45
                       23,800  Repsol S.A.                                                                     1,016
                        2,500  Tabacalera S.A. 'A'                                                               203
                       72,600  Telefonica de Espana                                                            2,074
                       19,900  Union Electrica Fenosa S.A.                                                       191
                        4,500  Uralita S.A.                                                                       51
                        3,076  Vallehermoso S.A.                                                                  94
                        1,550  Viscofan Industria Navarra de Envolturas Celulosicas, S.A.                         39
                          748  Zardoya-Otis S.A.                                                                  87
                                                                                                        -------------
                                                                                                              12,155
                                                                                                        -------------

     Sweden  (2.0%)
                       53,100  ABB AB  'A'                                                                       629
                     (a)3,500  ABB AB  'B'                                                                        41
                        2,700  AGA AB 'A'                                                                         37
                       10,600  AGA AB  'B'                                                                       140
                   (a)100,166  Astra AB 'A'                                                                    1,735
                        9,100  Astra AB 'B'                                                                      153
                       12,050  Atlas Copco AB 'A'                                                                360
                        5,400  Electrolux AB 'B'                                                                 375
                        2,700  Esselte AB 'B'                                                                     51
                     (a)2,300  Granges AB                                                                         36
                        1,100  Hennes & Mauritz AB 'A'                                                            49
                       13,000  Hennes & Mauritz AB 'B'                                                           573
                        5,700  SCA AB 'B'                                                                        128
                        6,200  Securitas AB 'B'                                                                  187
                        7,800  Skandia Group Forsakrings AB                                                      368
                       37,700  Skandinaviska Enskilda Banken 'A'                                                 477
                        8,700  Skanska AB 'B'                                                                    357
                        7,200  SKF AB 'B'                                                                        153
                       22,250  Stora Kopparbergs Bergslags Aktiebolag                                            280
                        7,500  Svenska Cellulosa #B#                                                             169
                       15,000  Svenska Handelsbanken 'A'                                                         519
                       36,000  Swedish Match AB                                                                  120
                       64,400  Telefonaktiebolaget LM Ericsson                                                 2,421
                        9,900  Trelleborg AB 'B'                                                                 125
                       26,900  Volvo AB 'B'                                                                      722
                                                                                                        -------------
                                                                                                              10,205
                                                                                                        -------------


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
     Switzerland  (3.6%)
                          415  ABB AG (Bearer)                                                          $        521
                          770  Adia S.A. (Bearer)                                                                223
                          240  Alusuisse-Lonza Holding AG (Registered)                                           230
                        9,850  CS Holding AG (Registered)                                                      1,523
                           45  Georg Fischer AG (Bearer)                                                          62
                          285  Holderbank Financiere Glarus AG 'B' (Bearer)                                      232
                          275  Merkur Holding AG (Registered)                                                     58
                        1,655  Nestle S.A. (Registered)                                                        2,479
                        2,696  Novartis AG (Registered)                                                        4,373
                           69  Roche Holding AG (Bearer)                                                       1,062
                          292  Roche Holding AG-Genusshein                                                     2,899
                          610  Schweizerische Rueckversicherungs-Gesellchaft (Registered)                      1,141
                          215  SMH AG (Bearer)                                                                   119
                           80  Societe Generale de Surveillance Holding S.A. (Bearer)                            153
                          170  Sulzer AG (Registered)                                                            108
                        3,190  Swiss Bank Corp. (Registered)                                                     991
                          155  SwissAir AG (Registered)                                                          212
                          865  Union Bank of Switzerland (Bearer)                                              1,250
                          970  Union Bank of Switzerland (Registered)                                            279
                        2,005  Zuerich Versicherungs-Gesellschaft (Registered)                                   955
                                                                                                        -------------
                                                                                                              18,870
                                                                                                        -------------

     United Kingdom  (8.5%)
                       52,400  Abbey National plc                                                                943
                       33,640  Argyll Group plc                                                                  190
                       26,150  Arjo Wiggins Appleton plc                                                          70
                       18,725  Associated British Foods plc                                                      163
                       64,089  Barclays plc                                                                    1,706
                       41,125  Bass plc                                                                          640
                      115,891  B.A.T Industries plc                                                            1,057
                      145,190  BG  plc 'A'                                                                       653
                      107,350  BG plc 'B'                                                                         51
                       26,177  BICC plc                                                                           74
                       48,581  Blue Circle Industries plc                                                        273
                       26,105  BOC Group plc                                                                     429
                       41,125  Boots Co. plc                                                                     592
                       26,150  BPB Industries plc                                                                146
                       18,693  British Aerospace plc                                                             533
                       44,903  British Airways plc                                                               413
                      216,278  British Petroleum Co. plc                                                       2,855
                       59,825  British Sky Broadcasting Group plc                                                448
                       74,800  British Steel plc                                                                 161
                      216,950  British Telecommunications plc                                                  1,709
                      157,106  BTR plc                                                                           475
                       11,156  Burmah Castrol plc                                                                195
                       93,487  Cable & Wireless plc                                                              822
                       41,160  Cadbury Schweppes plc                                                             415
                       28,530  Caradon plc                                                                        83


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United Kingdom     (a)164,550  Centrica plc                                                             $        242
(Continued)            33,646  Coats Viyella plc                                                                  50
                       26,106  Commercial Union plc                                                              364
                       18,725  Courtaulds plc                                                                     91
                        3,722  De La Rue plc                                                                      24
                       89,500  Diageo plc                                                                        819
                   (a) 24,590  EMI Group plc                                                                     205
                      108,475  General Electric plc                                                              703
                       22,367  GKN plc                                                                           458
                      119,675  Glaxo Wellcome plc                                                              2,845
                       26,140  Granada Group plc                                                                 399
                       44,875  Great Universal Stores plc                                                        565
                       29,894  Guardian Royal Exchange plc                                                       162
                       57,172  Guinness plc                                                                      526
                       82,270  HSBC Holdings plc                                                               2,030
                       22,443  Hanson plc                                                                        100
                       48,625  Harrisons & Crosfield plc                                                         113
                       33,675  Imperial Chemical Industries plc                                                  526
                       44,888  Ladbroke Group plc                                                                195
                       29,925  Land Securities plc                                                               477
                       29,925  Lasmo plc                                                                         133
                       44,875  Legal & General Group plc                                                         392
                      205,675  Lloyds TSB Group plc                                                            2,676
                       29,943  Lonrho plc                                                                         46
                      130,875  Marks & Spencer plc                                                             1,289
                       22,475  MEPC plc                                                                          188
                       52,400  National Power plc                                                                516
                       26,148  North West Water plc                                                              335
                       30,282  Peninsular & Oriental Steam Navigation Co.                                        344
                       56,053  Pilkington plc                                                                    117
                       74,809  Prudential Corp. plc                                                              911
                       33,675  Rank Group plc                                                                    188
                       22,426  Redland plc                                                                       126
                       51,925  Reed International plc                                                            495
                       63,600  Reuters Holdings plc                                                              695
                       22,475  Rexam plc                                                                         110
                       11,200  RMC Group plc                                                                     159
                       52,412  Royal & Sun Alliance Insurance Group plc                                          528
                       18,679  Royal Bank of Scotland plc                                                        238
                       45,035  RTZ Corp. plc (Registered)                                                        555
                       59,797  Sainsbury (J) plc                                                                 504
                        7,450  Schroders plc                                                                     234
                       37,418  Scottish Power plc                                                                331
                       74,800  Sears plc                                                                          65
                       22,726  Sedgwick Group plc                                                                 53
                       18,725  Slough Estates plc                                                                105
                      192,871  SmithKline Beecham plc                                                          1,983
                       18,701  Southern Electric plc                                                             156


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United Kingdom         52,385  Tarmac plc                                                               $         98
(Continued)            29,879  Taylor Woodrow plc                                                                 87
                       71,067  Tesco plc                                                                         586
                       26,194  Thames Water plc                                                                  390
                    (a)17,463  Thorn plc                                                                          45
                        6,500  Thorn EMI plc 'B'                                                                   2
                       18,691  TI Group plc                                                                      144
                      107,150  Unilever plc                                                                      922
                      123,417  Vodafone Group plc                                                                892
                       33,675  Zeneca Group plc                                                                1,185
                                                                                                        -------------
                                                                                                              43,813
                                                                                                        -------------

     United States  (37.4%)
                       12,300  Abbott Laboratories                                                               806
                     (a)2,200  AccuStaff, Inc.                                                                    51
                        7,100  Adobe Systems, Inc.                                                               293
                     (a)1,800  Advanced Fibre Communications, Inc.                                                52
                        2,200  AGCO Corp.                                                                         64
                        2,200  A.H. Belo Corp., 'A'                                                              123
                        2,000  Air Express International Corp.                                                    61
                        2,100  Air Products & Chemicals, Inc.                                                    173
                        1,200  Airborne Freight Corp.                                                             75
                        1,500  Albank Financial Corp.                                                             77
                        7,800  Albertson's, Inc.                                                                 370
                        2,600  Allegheny Teledyne, Inc.                                                           67
                     (a)1,400  Allen Telecom, Inc.                                                                26
                        3,600  Allergan, Inc.                                                                    121
                     (a)2,900  Allied Waste Industries, Inc.                                                      68
                       12,100  Allstate Corp.                                                                  1,100
                        9,200  Alltel Corp.                                                                      378
                        2,100  Aluminum Co. of America                                                           148
                        2,500  Alza Corp., 'A'                                                                    80
                        2,200  AMBAC Finacial Group, Inc.                                                        101
                        1,700  American Bankers Insurance Group, Inc.                                             78
                       13,300  American Express Co.                                                            1,187
                        2,400  American General Corp.                                                            130
                       19,500  American Greeting Corp., 'A'                                                      793
                       20,400  American Home Products Corp.                                                    1,561
                       13,000  American International Group, Inc.                                              1,414
                     (a)1,700  American Power Conversion Corp.                                                    40
                        2,300  American Stores Co.                                                                47
                       36,500  American Telephone & Telegraph Co.                                              2,236
                       10,900  Ameritech Corp.                                                                   877
                       11,900  Amoco Corp.                                                                     1,013
                        6,400  AMP, Inc.                                                                         269
                     (a)1,400  AMR Corp.                                                                         180
                     (a)1,500  Amresco, Inc.                                                                      45
                     (a)3,000  Andrew Corp.                                                                       72


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United States          15,900  Anheuser-Busch Cos., Inc., 'A'                                           $        700
(Continued)          (a)2,700  Apple Computer, Inc.                                                               35
                    (a)23,400  Applied Material, Inc.                                                            705
                        1,500  Aptar Group, Inc.                                                                  83
                        4,500  Armstrong World Industries, Inc., 'B'                                             336
                        1,900  Arvin Industries, Inc.                                                             63
                        5,200  Asarco, Inc.                                                                      117
                        9,500  Ashland, Inc.                                                                     510
                        1,500  Associated Banc-Corp.                                                              83
                        1,900  Astoria Financial Corp.                                                           106
                        3,600  Atlantic Richfield Co.                                                            288
                     (a)3,100  Atmel Corp.                                                                        58
                        6,900  Automatic Data Processing, Inc.                                                   423
                        2,700  Avnet, Inc.                                                                       178
                        2,000  AVX Corp.                                                                          37
                        5,200  Baker Hughes, Inc.                                                                227
                        4,000  Baldor Electric Co.                                                                87
                        2,500  Ballard Medical Products                                                           61
                       12,300  Banc One Corp.                                                                    668
                       12,600  Bank of New York Co., Inc.                                                        728
                       21,600  BankAmerica Corp.                                                               1,577
                        7,600  BankBoston Corp.                                                                  714
                        2,400  Bankers Trust New York Corp.                                                      270
                     (a)3,200  Barnes & Noble, Inc.                                                              107
                        6,900  Bausch & Lomb, Inc.                                                               273
                        8,500  Baxter International, Inc.                                                        429
                       21,800  Becton & Dickinson & Co.                                                        1,090
                        1,800  Belden, Inc.                                                                       63
                       16,400  Bell Atlantic Corp.                                                             1,492
                       22,500  BellSouth Corp.                                                                 1,267
                        1,400  Beneficial Corp.                                                                  116
                        1,500  Bergen Brunswig Corp., 'A'                                                         63
                        1,500  Betz Laboratories, Inc.                                                            92
                     (a)7,000  Beverly Enterprises, Inc.                                                          91
                        8,600  BFGoodrich Co.                                                                    356
                     (a)2,200  Biogen, Inc.                                                                       80
                        2,900  Biomet, Inc.                                                                       74
                        6,900  Birmingham Steel Corp.                                                            109
                     (a)3,200  BISYS Group, Inc.                                                                 106
                     (a)1,700  Black Box Corp.                                                                    60
                        3,000  BMC Industries, Inc.                                                               48
                        4,700  Bob Evans Farms, Inc.                                                             104
                       11,600  Boeing Co.                                                                        568
                        2,000  Boise Cascade Corp.                                                                61
                     (a)1,500  Borders Group, Inc.                                                                47
                        1,500  Bowater, Inc.                                                                      67
                        8,000  Briggs & Stratton Corp.                                                           389
                       24,900  Bristol-Myers Squibb Co.                                                        2,356


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United States           6,200  Brown-Forman Corp., 'B'                                                  $        343
(Continued)             6,100  Browning-Ferris Industries, Inc.                                                  226
                        5,700  Burlington Northern Railroad Co.                                                  530
                        3,167  Burlington Resources, Inc.                                                        142
                     (a)2,200  California Energy Company, Inc.                                                    63
                        2,700  Callaway Golf Co.                                                                  77
                     (a)2,000  Cambridge Tech Partner, Inc.                                                       83
                        1,300  Camco International, Inc.                                                          83
                        6,900  Campbell Soup Co.                                                                 401
                        1,300  Capital RE Corp.                                                                   81
                     (a)1,000  Catalina Marketing Corp.                                                           46
                       14,400  Caterpillar, Inc.                                                                 699
                        2,890  CBS, Inc.                                                                          85
                     (a)1,800  Centocor, Inc.                                                                     60
                        7,300  Central & South West Corp.                                                        198
                        1,700  Central Louisiana Electric Co.                                                     55
                        1,000  Central Newspapers, Inc., 'A'                                                      74
                        1,700  Centura Banks, Inc.                                                               117
                        1,800  Century Telephone Enterprises, Inc.                                                90
                     (a)1,300  Chancellor Media Corp., 'A'                                                        97
                        1,555  Charter One Financial Inc.                                                         98
                       13,800  Chase Manhattan Corp.                                                           1,511
                       20,100  Chevron Corp.                                                                   1,548
                        1,625  Chittenden Corp.                                                                   57
                    (a) 3,600  Choice Hotels International, Inc.                                                  58
                       22,700  Chrysler Corp.                                                                    799
                        4,300  Chubb Corp.                                                                       325
                        4,500  CIGNA Corp.                                                                       779
                        9,500  Cincinatti Milacron, Inc.                                                         246
                        2,200  CIPSCO, Inc.                                                                       97
                     (a)3,700  Circus Circus Enterprises, Inc.                                                    76
                     (a)9,300  Cisco Systems, Inc.                                                               518
                       12,800  Citicorp                                                                        1,618
                        1,800  CKE Restaurants, Inc.                                                              76
                        4,600  Clayton Homes, Inc.                                                                83
                        4,500  Clorox Co.                                                                        356
                        1,300  CMAC Investment Corp.                                                              78
                        1,500  CNF Transportation, Inc.                                                           58
                     (a)1,300  Coast Savings Financial, Inc.                                                      89
                        3,600  Coastal Corp.                                                                     223
                       60,900  Coca-Cola Co.                                                                   4,057
                        2,100  Colgate Palmolive Co.                                                             154
                       36,200  Columbia HCA/Healthcare Corp.                                                   1,072
                        1,800  Comdisco, Inc.                                                                     60
                        8,100  Comerica, Inc.                                                                    731
                        2,500  Commercial Metals Co.                                                              79
                     (a)3,700  Commnet Cellular, Inc.                                                            132
                       20,600  Compaq Computer Corp.                                                           1,163


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United States           1,700  Compass Bancshares, Inc.                                                 $         74
(Continued)          (a)2,200  CompUSA, Inc.                                                                      68
                       15,600  Computer Associates International, Inc.                                           825
                     (a)2,700  Computer Management Sciences                                                       52
                        4,000  Conagra, Inc.                                                                     131
                     (a)2,200  Concord EFS, Inc.                                                                  55
                        4,300  Conseco, Inc.                                                                     195
                        8,700  Consolidated Edison Co. of New York, Inc.                                         357
                        1,500  Consolidated Papers, Inc.                                                          80
                     (a)2,200  Consolidated Stores Corp.                                                          97
                     (a)1,500  Continental Airlines, 'B'                                                          72
                     (a)1,200  Cooper Cameron Corp.                                                               73
                        5,200  Cooper Industries, Inc.                                                           255
                        4,800  Cooper Tire & Rubber Co.                                                          117
                        3,800  Coors (Adolph) 'B'                                                                126
                        3,600  Corestates Financial Corp.                                                        288
                     (a)2,700  Corporate Express, Inc.                                                            35
                        2,900  Countrywide Credit Industries, Inc.                                               124
                     (a)3,200  Covance, Inc.                                                                      64
                        8,500  CPC International, Inc.                                                           915
                        8,300  C.R. Bard, Inc.                                                                   260
                        3,200  Crompton & Knowles Corp.                                                           85
                          200  Crown Cork & Seal, Inc.                                                            10
                       11,100  CSX Corp.                                                                         599
                          300  Cummins Engine                                                                     18
                        6,100  Cyprus Amaz Minerals Co.                                                           94
                     (a)1,700  Cytec Industries, Inc.                                                             80
                        2,000  Dallas Semiconductor Corp.                                                         82
                        2,400  Dana Corp.                                                                        114
                        2,200  Danaher Corp.                                                                     139
                       14,600  Darden Restaurants, Inc.                                                          183
                       15,200  Dayton Hudson Corp.                                                             1,026
                        2,200  Dean Foods Co.                                                                    131
                       16,100  Deere & Co.                                                                       939
                     (a)3,800  Dell Computer Corp.                                                               319
                        5,500  Delta Airlines Inc.                                                               654
                       12,100  Deluxe Corp.                                                                      417
                        1,800  Deposit Guaranty Corp.                                                            102
                        3,800  Dime Bancorp, Inc.                                                                115
                        1,400  Dow Chemical Co.                                                                  142
                     (a)2,500  Dress Barn, Inc.                                                                   71
                       17,000  Dresser Industries, Inc.                                                          713
                        1,400  DTE Energy Co.                                                                     49
                       31,700  Du Pont (EI) de Nemours Co.                                                     1,904
                       25,100  Dun & Bradstreet Corp.                                                            777
                     (a)1,500  Dura Pharmaceuticals, Inc.                                                         69
                       10,400  Eastern Entreprises                                                               468
                        3,100  Eastman Chemical Co.                                                              185


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United States          10,000  Eastman Kodak Co.                                                        $        608
(Continued)             2,200  Echlin, Inc.                                                                       80
                        2,000  Ecolab, Inc.                                                                      111
                        4,600  EG&G, Inc.                                                                         96
                     (a)1,900  Electronic Arts, Inc.                                                              72
                     (a)1,700  Electronics for Imaging, Inc.                                                      28
                       15,400  Eli Lilly & Co.                                                                 1,072
                     (a)7,100  EMC Corp.                                                                         195
                        6,900  Emerson Electric Co.                                                              389
                        5,200  Enova Corp.                                                                       141
                        5,400  Enron Corp.                                                                       224
                       35,500  Entergy Corp.                                                                   1,063
                     (a)1,000  Etec Systems, Inc.                                                                 46
                        3,000  E.W. Blanch Holdings, Inc.                                                        103
                       36,200  Exxon Corp.                                                                     2,215
                        1,800  Falcon Drilling Co., Inc.                                                          63
                       21,100  Fannie Mae                                                                      1,204
                        2,500  Family Dollar Stores, Inc.                                                         73
                        1,500  Fastenal Co.                                                                       57
                     (a)1,700  Federal Express Corp.                                                             104
                        2,200  Federal Signal Corp.                                                               48
                        1,900  FINOVA Group, Inc.                                                                 94
                        2,200  First American Corp., Tennessee                                                   109
                        8,300  First Chicago Corp.                                                               693
                        1,300  First Commerce Corp.                                                               87
                        2,625  First Commercial Corp.                                                            154
                        1,700  First Hawaiian, Inc.                                                               68
                        2,200  First Midwest Bancorp, Inc.                                                        96
                        2,400  First Security Corp.                                                              101
                       24,240  First Union Corp. (N.C.)                                                        1,242
                        2,900  First Virginia Banks, Inc.                                                        150
                          100  Firstenergy Corp.                                                                   3
                        1,200  Firstmerit Corp.                                                                   34
                     (a)2,200  FISERV, Inc.                                                                      108
                       12,800  Fleet Financial Group, Inc.                                                       959
                       10,400  Fleming Cos., Inc.                                                                140
                        6,600  Fluor Corp.                                                                       247
                     (a)1,200  FMC Corp.                                                                          81
                       38,100  Ford Motor Co.                                                                  1,855
                     (a)2,000  Forest Laboratories, Inc. 'A'                                                      99
                        1,400  Fort James Corp.                                                                   54
                        7,600  Fortune Brands, Inc.                                                              282
                     (a)2,200  Fred Meyer, Inc.                                                                   80
                        1,600  Freddie Mac                                                                        67
                       11,100  Freeport McMoran Copper Corp., 'B'                                                175
                     (a)3,000  Fruit of the Loom                                                                  77
                        5,000  Gannett Co., Inc.                                                                 309
                        4,950  Gap, Inc.                                                                         175


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United States             700  Gaylord Entertainment Co.                                                $         22
(Continued)             1,000  General Dynamics Corp.                                                             86
                       72,200  General Electric Co.                                                            5,298
                        3,800  General Mills, Inc.                                                               272
                       20,600  General Motors Corp.                                                            1,249
                        2,200  General RE Corp.                                                                  466
                        3,600  General Signal Corp.                                                              152
                     (a)1,000  Genesis Health Ventures, Inc.                                                      26
                        2,200  Genzyme Corp.                                                                      61
                        3,000  Giant Food, Inc. 'A'                                                              101
                        3,300  Goodyear Tire & Rubber Co.                                                        210
                        2,600  GPU, Inc.                                                                         110
                        9,000  Great Atlantic & Pacific Tea Co.                                                  267
                        5,700  Great Lakes Chemical Corp.                                                        256
                       19,800  Green Tree Financial Corp.                                                        519
                       27,200  GTE Corp.                                                                       1,421
                     (a)1,200  GTECH Holdings Corp.                                                               38
                     (a)3,200  Gulfstream Aerospace Corp.                                                         94
                        2,800  Halliburton Co.                                                                   145
                        2,400  Hannaford Brothers Co.                                                            104
                        4,100  Harleysville Group, Inc.                                                           98
                        1,500  Harman International Industries, Inc.                                              64
                        1,500  Harnischfeger Industries, Inc.                                                     53
                     (a)3,000  Harrah's Entertainment, Inc.                                                       57
                       17,000  Harris Corp.                                                                      780
                        3,200  Harsco Corp.                                                                      138
                        2,200  Harte-Hanks Communications, Inc.                                                   82
                       11,100  Hartford Financial Services Group                                               1,039
                          200  HBO & Co.                                                                          10
                       13,000  Hercules, Inc.                                                                    651
                        1,500  Herman Miller, Inc.                                                                82
                        1,900  Hershey Foods Corp.                                                               118
                       31,700  Hewlett-Packard Co.                                                             1,981
                        6,100  Hibernia Corp., 'A'                                                               115
                        5,900  Hilton Hotels Corp.                                                               176
                        6,400  H.J. Heinz Co.                                                                    325
                       25,100  Home Depot, Inc.                                                                1,478
                        3,300  Honeywell, Inc.                                                                   226
                        5,400  Houston Industries, Inc.                                                          144
                          200  H&R Block, Inc.                                                                     9
                        1,570  Huntington Bancshares, Inc.                                                        57
                        1,500  Illinois Central Corp.                                                             51
                        2,500  IMCO Recycling, Inc.                                                               40
                        5,650  Imperial Credit Mortgage Holdings                                                 101
                        5,200  Ingersoll-Rand Co.                                                                211
                        2,900  INMC Mortgage Holdings, Inc.                                                       68
                        1,800  Integrated Health Services, Inc.                                                   56
                       41,000  Intel Corp.                                                                     2,881


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United States        (a)3,100  Interim Services, Inc.                                                   $         80
(Continued)            26,800  International Business Machines Corp.                                           2,803
                        7,300  International Flavors & Fragrances, Inc.                                          376
                        2,900  International Game Technology                                                      73
                     (a)3,100  International Rectifier Corp.                                                      37
                        4,000  Interpublic Group of Cos., Inc.                                                   199
                        2,400  Interstate Bakeries Corp.                                                          90
                        2,500  Invacare Corp.                                                                     54
                     (a)5,000  Iomega Corp.                                                                       62
                     (a)3,200  Ionics, Inc.                                                                      125
                       13,000  ITT Industries, Inc.                                                              408
                     (a)1,500  Jacobs Engineering Group, Inc.                                                     38
                        7,100  J.C. Penney Co., Inc.                                                             428
                        1,400  Jefferson-Pilot Corp.                                                             109
                        5,300  John H. Harland Co.                                                               111
                        3,600  Johns Manville Corp.                                                               36
                       32,900  Johnson & Johnson                                                               2,168
                       14,000  Johnson Controls, Inc.                                                            669
                     (a)1,300  Jones Apparel Group, Inc.                                                          56
                       17,200  Jostens, Inc.                                                                     397
                        3,800  Kansas City Southern Industries, Inc.                                             121
                     (a)2,100  Kemet Corp.                                                                        41
                        1,700  Kennametal, Inc.                                                                   88
                     (a)2,000  Kent Electronics Corp.                                                             50
                          500  Kerr-McGee Corp.                                                                   32
                       11,800  KeyCorp.                                                                          836
                        1,200  Keyspan Energy Corp.                                                               44
                        5,800  Kimball International, Inc., 'B'                                                  107
                       13,700  Kimberly-Clark Corp.                                                              676
                        2,000  King World Productions, Inc.                                                      116
                     (a)2,200  KLA-Tencor Corp.                                                                   85
                        2,000  KN Energy, Inc.                                                                   108
                        1,200  Knight Ridder, Inc.                                                                62
                     (a)2,500  Komag, Inc.                                                                        37
                     (a)1,800  LCI International, Inc.                                                            55
                     (a)1,700  Lear Corp.                                                                         81
                     (a)2,200  Lexmark International Group, Inc.                                                  84
                        3,400  LG&E Energy Corp.                                                                  84
                        1,950  Liberty Financial Cos., Inc.                                                       74
                        5,900  Lincoln National Corp.                                                            461
                     (a)1,800  Littlefuse, Inc.                                                                   45
                        9,000  Lockheed Martin Corp.                                                             887
                        8,100  Loews Corp.                                                                       860
                        2,400  Long Island Lighting Co.                                                           72
                        1,900  Longs Drug Stores, Inc.                                                            61
                        2,000  Louisiana-Pacific Corp.                                                            38
                       10,900  Lowe's Cos., Inc.                                                                 520
                        2,000  Lubrizol Corp.                                                                     74


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United States           4,500  Lucent Technologies, Inc.                                                $        359
(Continued)          (a)2,000  Mac Frugals Bargains Close-Outs, Inc.                                              82
                        2,500  Magna Group, Inc.                                                                 114
                        2,900  M.A. Hanna Co.                                                                     73
                        6,600  Mallinckrodt, Inc.                                                                251
                       22,600  Manor Care, Inc.                                                                  791
                       (a)500  Markel Corp.                                                                       78
                          500  Marriott International, Inc.                                                       35
                        2,000  Martin Marietta Corp.                                                              73
                        6,600  May Department Stores Co.                                                         348
                        2,200  Maytag Corp.                                                                       82
                        7,100  MBIA, Inc.                                                                        474
                        7,100  MBNA Corp.                                                                        194
                        3,000  McClatchy Newspapers, Inc.                                                         82
                        3,600  McCormick & Co., Inc.                                                             101
                       25,300  McDonald's Corp.                                                                1,209
                        1,200  McGraw-Hill Cos., Inc.                                                             89
                        2,900  MCN Corp.                                                                         117
                        3,000  Medical Assurance, Inc.                                                            84
                        3,800  Medtronic, Inc.                                                                   199
                        9,000  Mellon Bank Corp.                                                                 546
                        1,200  Mercantile Stores Co., Inc.                                                        73
                       27,300  Merck & Co., Inc.                                                               2,902
                        4,200  Meredith Corp.                                                                    150
                        2,367  Meritor Automotive, Inc.                                                           50
                       17,800  Merrill Lynch & Co., Inc.                                                       1,299
                     (a)1,900  Microchip Technology, Inc.                                                         57
                    (a)25,800  Microsoft Corp.                                                                 3,335
                        3,400  Millenium Chemicals, Inc.                                                          80
                        2,100  Millipore Corp.                                                                    71
                        1,300  Minerals Technologies, Inc.                                                        59
                        5,500  Minnesota Mining & Manufacturing Co.                                              451
                       23,000  Mobil Corp.                                                                     1,660
                        2,850  Molex, Inc.                                                                        92
                        6,400  Monsanto                                                                          269
                        2,900  Montana Power Co.                                                                  92
                        2,400  Morgan (J.P.) & Co., Inc.                                                         271
                        5,900  Morton International, Inc.                                                        203
                       13,700  Motorola, Inc.                                                                    782
                     (a)1,300  MSC Industrial Direct Co., Inc. 'A'                                                55
                        1,900  Murphy Oil Corp.                                                                  103
                        3,400  Mylan Laboratories, Inc.                                                           71
                     (a)3,600  Nabors Industries, Inc.                                                           113
                        4,200  Nalco Chemical Co.                                                                166
                        3,100  National City Corp.                                                               204
                        3,400  National Commerce Bancorp.                                                        120
                        1,800  National Fuel Gas Co.                                                              88
                        1,500  National Service Industries, Inc.                                                  74


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United States          15,500  NationsBank Corp.                                                        $        944
(Continued)          (a)2,900  NCS HealthCare, Inc.                                                               76
                        4,600  New Century Energies, Inc.                                                        221
                        2,500  New England Electric System                                                       107
                        2,400  New Jersey Resources Corp.                                                         96
                        3,900  New York State Electric & Gas Corp.                                               138
                        1,200  New York Times Co., 'A'                                                            79
                        1,400  Newell Co.                                                                         60
                          500  Nicor, Inc.                                                                        21
                     (a)1,900  Nine West Group, Inc.                                                              49
                        1,300  Noble Affiliates, Inc.                                                             46
                     (a)2,500  Noble Drilling Corp.                                                               77
                        1,500  Nordson Corp.                                                                      69
                        1,600  Norfolk Southern Corp.                                                             49
                        2,200  Norrell Corp.                                                                      44
                        2,900  Northern Telecom Ltd.                                                             258
                        1,200  Northrop Grumman Corp.                                                            138
                        9,400  Norwest Corp.                                                                     363
                     (a)2,700  Novacare Corp.                                                                     35
                    (a)12,300  Novell, Inc.                                                                       92
                     (a)1,500  Novellus Systems, Inc.                                                             48
                     (a)5,900  Office Depot, Inc.                                                                141
                     (a)5,500  OfficeMax, Inc.                                                                    78
                        1,800  Ohio Casualty Corp.                                                                80
                        4,000  Old Kent Financial Corp.                                                          159
                        5,100  Olsten Corp.                                                                       77
                        1,500  OM Group, Inc.                                                                     55
                        3,000  Omnicare, Inc.                                                                     93
                        3,100  One Valley Bancorp., Inc.                                                         120
                     (a)9,900  Oracle System Corp.                                                               221
                     (a)2,400  O'Reilly Automotive, Inc.                                                          63
                        2,400  Oregon Steel Mills, Inc.                                                           51
                        2,000  Orion Capital Corp.                                                                93
                     (a)3,100  Oryx Energy Co.                                                                    79
                        3,400  Pacific Century Financial Corp.                                                    84
                       11,100  Pacific Enterprises                                                               418
                        5,900  Pall Corp.                                                                        122
                        1,700  Parker-Hannifin Corp.                                                              78
                     (a)1,500  Patterson Dental Co.                                                               68
                     (a)1,300  Payless ShoeSource, Inc.                                                           87
                        7,800  Peco Energy Co.                                                                   189
                        1,700  Pennziol Co.                                                                      114
                        2,300  Peoples Energy Corp.                                                               91
                        3,500  Pep Boys Manny, Moe & Jack                                                         84
                       16,600  PepsiCo, Inc.                                                                     606
                        2,100  Perkin-Elmer Corp.                                                                149
                     (a)1,700  Personnel Group of America, Inc.                                                   56
                       29,600  Pfizer, Inc.                                                                    2,208


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United States           2,600  PG&E Corp.                                                               $         79
(Continued)          (a)5,876  PharMerica, Inc.                                                                  215
                        5,204  Pharmacia & Upjohn, Inc.                                                           54
                       19,900  Phelps Dodge Corp.                                                              1,240
                       76,200  Philip Morris Cos., Inc.                                                        3,454
                       17,300  Phillips Petroleum Co.                                                            841
                        3,600  Phillips-Van Heusen Corp.                                                          51
                     (a)2,700  Photronics, Inc.                                                                   65
                     (a)2,200  PhyCor, Inc.                                                                       59
                        3,000  Pier 1 Imports, Inc.                                                               68
                        2,500  Pinnacle West Capital Corp.                                                       106
                        1,700  Pioneer Natural Resources Co.                                                      49
                        1,200  PMI Group, Inc.                                                                    87
                        5,900  PNC Bank Corp.                                                                    337
                        2,100  PPG Industries, Inc.                                                              120
                        1,500  Pogo Producing Co.                                                                 44
                        1,700  Polaroid Corp.                                                                     83
                     (a)1,500  Policy Management Systems Corp.                                                   104
                        4,100  Potomac Electric Power Co.                                                        106
                       16,500  PP&L Resources, Inc.                                                              395
                        1,500  Precision Castparts Corp.                                                          90
                       37,000  Procter & Gamble Co.                                                            2,954
                     (a)2,200  Profitt's Inc.                                                                     63
                     (a)6,065  Promus Company, Inc.                                                              255
                        1,500  Protective Life Corp.                                                              90
                        1,500  Provident Bankshares Corp.                                                         96
                        1,800  Provident Companies, Inc.                                                          70
                       40,200  Public Service Enterprise Group, Inc.                                           1,274
                        3,200  Puget Sound Energy, Inc.                                                           97
                        1,200  Quanex Corp.                                                                       34
                     (a)3,400  Quantum Corp.                                                                      68
                        2,200  Queens County Bancorp, Inc.                                                        89
                     (a)2,200  Quintiles Transnational Corp.                                                      84
                       12,800  Raychem Corp.                                                                     551
                        1,500  Rayonier, Inc. WI                                                                  64
                        1,312  Raytheon Co., 'A'                                                                  65
                       13,300  Raytheon Co., 'B'                                                                 672
                        3,100  Readers Digest Association, Inc., 'A'                                              73
                     (a)1,526  R & B FALCON CORP                                                                  53
                        1,000  Reading & Bates Corp.                                                              41
                     (a)2,400  Reebok International, Ltd.                                                         69
                        2,000  Reliastar Financial Corp.                                                          82
                     (a)1,800  Renal Care Group, Inc.                                                             58
                        3,300  Republic New York Corp.                                                           377
                        1,400  Rite Aid Corp.                                                                     82
                        2,700  RLI Corp.                                                                         134
                     (a)2,900  Robert Half International, Inc.                                                   116
                        2,900  Rochester Gas & Electric Corp.                                                     99


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United States           9,500  Rockwell International Corp.                                             $        496
(Continued)             2,400  Rohm & Haas Co.                                                                   230
                     (a)2,000  Rowan Cos., Inc.                                                                   61
                        8,275  RPM, Inc.                                                                         126
                     (a)1,500  R.P. Scherer Corp.                                                                 92
                        2,300  R.R. Donnelly & Sons Co.                                                           86
                       25,000  Royal Dutch Petroleum ADR (Netherlands)                                         1,355
                        1,100  Russell Corp.                                                                      29
                        1,800  Ryder Systems, Inc.                                                                59
                        1,200  SAFECO Corp.                                                                       59
                     (a)3,200  Safeguard Scientifics, Inc.                                                       100
                     (a)  700   Samina Corp.                                                                      47
                       26,300  Sara Lee Corp.                                                                  1,481
                       17,499  SBC Communications, Inc.                                                        1,282
                        3,100  SCANA Corp.                                                                        93
                        2,800  Schering-Plough Corp.                                                             174
                     (a)1,500  Scholastic Corp.                                                                   56
                       10,600  Scientific-Atlanta, Inc.                                                          178
                     (a)2,200  SCI Systems, Inc.                                                                  96
                     (a)1,700  Sealed Air Corp.                                                                  105
                       21,500  Sears, Roebuck & Co.                                                              973
                        6,800  Service Corp. International                                                       251
                          500  Shared Medical Systems Corp.                                                       33
                        3,600  Shaw Industries, Inc.                                                              42
                     (a)1,800  Sierra Health Services, Inc.                                                       61
                     (a)1,000  Smith International, Inc.                                                          61
                        3,000  Snap-On, Inc.                                                                     131
                        1,600  Sonat, Inc.                                                                        73
                        3,000  Sonoco Products Co.                                                               104
                        8,900  Southern Co.                                                                      230
                        7,800  Sprint Corp.                                                                      457
                        2,900  St Paul Cos., Inc.                                                                238
                        1,900  St. John Knits, Inc.                                                               76
                     (a)3,000  St. Jude Medical, Inc.                                                             92
                        2,400  St. Paul Bancorp,  Inc.                                                            63
                     (a)2,200  Starbucks Corp.                                                                    84
                     (a)3,200  Steel Dynamics, Inc.                                                               51
                     (a)1,300  Steris Corp.                                                                       63
                     (a)2,000  Sterling Commerce, Inc.                                                            77
                     (a)2,400  Sterling Software, Inc.                                                            98
                        2,200  Stewart Enterprises, Inc. 'A'                                                     103
                        1,500  Storage Technology Corp.                                                           93
                       15,500  Sun Co., Inc.                                                                     653
                    (a)19,900  Sun Microsystems, Inc.                                                            795
                        1,500  Sunbeam Corp.                                                                      63
                        1,233  Sunburst Hospitality, Corp.                                                        12
                     (a)2,400  SunGuard Data Systems, Inc.                                                        74
                     (a)3,800  Sunrise Medical, Inc.                                                              59


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United States           3,600  Superior Industries International                                        $         97
(Continued)            23,800  SUPERVALU Inc.                                                                    998
                     (a)3,400  Sybase, Inc.                                                                       45
                     (a)1,900  Sybron International Corp.                                                         89
                     (a)5,100  Symantec Corp.                                                                    112
                        1,700  Symbol Technologies, Inc.                                                          64
                     (a)1,700  Synopsys, Inc.                                                                     61
                          900  Sysco Corp.                                                                        41
                        6,600  Tandy Corp.                                                                       255
                     (a)1,500  Tech Data Corp.                                                                    58
                        8,300  Tektronix, Inc.                                                                   329
                        5,566  TCI Ventures Group 'A'                                                            158
                        2,200  Telephone & Data Systems, Inc.                                                    102
                       11,100  Texaco, Inc.                                                                      605
                        7,600  Texas Instruments, Inc.                                                           342
                       11,100  Texas Utilities Co.                                                               461
                        3,700  The Limited, Inc.                                                                  94
                        1,200  Thiokol Corp.                                                                      98
                        2,800  Thomas & Betts Corp.                                                              132
                     (a)9,700  3Com Corp.                                                                        339
                     (a)3,400  360 Communications Co.                                                             69
                        1,500  Tidewater, Inc.                                                                    83
                        1,500  TIG Holdings, Inc.                                                                 50
                       13,200  TJX Companies, Inc.                                                               454
                        3,800  Torchmark Corp.                                                                   160
                        1,500  Toro Co.                                                                           64
                        1,500  T. Rowe Price Associates, Inc.                                                     94
                        2,000  Trans Financial, Inc.                                                              78
                        1,900  Transamerica Corp.                                                                202
                        1,500  Transatlantic Holdings, Inc.                                                      107
                       26,800  Travelers, Inc.                                                                 1,445
                     (a)2,700  Triad Guaranty, Inc.                                                               78
                        1,700  Trinity Industries, Inc.                                                           76
                        5,000  TRW, Inc.                                                                         267
                        7,500  Tupperware Corp.                                                                  209
                       14,000  Tyco International, Ltd.                                                          632
                     (a)1,300  Ucar International, Inc.                                                           52
                        2,500  Ultramar Diamond Shamrock Corp.                                                    80
                       24,100  Unicom Corp.                                                                      742
                        2,200  Unifi, Inc.                                                                        90
                        4,000  Union Carbide Corp.                                                               172
                        1,400  Union Pacific Corp.                                                                87
                     (a)6,200  Unisys Corp.                                                                       86
                        2,400  United Asset Management Co.                                                        59
                        2,200  United Cos. Financial Corp.                                                        34
                        2,200  United Illuminating Co.                                                           101
                        7,100  United Technologies Corp.                                                         518
                     (a)1,900  Universal Health Services, Inc.                                                    96


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
United States        (a)1,700  U.S. Airways Group, Inc.                                                $         106
(Continued)             1,900  U.S. Bancorp.                                                                     213
                     (a)2,000  U.S. Cellular Corp.                                                                62
                     (a)2,900  U.S. Filter Corp.                                                                  87
                        1,500  U.S. Industries, Inc.                                                              45
                        9,200  U.S. Surgical Corp.                                                               270
                       12,500  U.S. West Communications Group                                                    565
                       12,600  USF&G Corp.                                                                       278
                     (a)1,700  USG Corp.                                                                          83
                       17,300  UST, Inc.                                                                         640
                       23,400  USX-Marathon Group                                                                791
                       47,800  USX-U.S. Steel Group, Inc.                                                      1,495
                        2,900  UtliCorp. United, Inc.                                                            113
                        2,400  Valero Energy Corp.                                                                75
                        2,200  Varian Associates, Inc.                                                           111
                     (a)2,200  Vencor, Inc.                                                                       54
                        2,800  VF Corp.                                                                          129
                     (a)3,200  Viking Office Products, Inc.                                                       70
                        2,000  Vintage Petroleum, Inc.                                                            38
                        3,700  Vishay Intertechnology, Inc.                                                       87
                        1,500  Vulcan Materials Co.                                                              153
                        1,386  Wachovia Corp.                                                                    112
                       58,000  Wal-Mart Stores, Inc.                                                           2,288
                        3,800  Walgreen Co.                                                                      119
                        2,200  Wallace Computer Services, Inc.                                                    86
                        7,800  Walt Disney Co.                                                                   774
                        3,300  Warner-Lambert Co.                                                                410
                          400  Waste Management, Inc.                                                             11
                     (a)2,000  Weatherford Enterra, Inc.                                                          88
                        1,000  Webster Financial Corp.                                                            67
                        9,900  Wendy's International, Inc.                                                       238
                        1,800  Westamerica Bancorp.                                                              184
                     (a)2,100  Western Digital Corp.                                                              34
                        1,900  Western National Corp.                                                             56
                       27,300  Whitman Corp.                                                                     712
                        1,300  Wicor, Inc.                                                                        60
                          400  Williams Cos., Inc.                                                                11
                     (a)2,200  Wisconsin Central Transportation Corp.                                             51
                        2,000  Witco Corp.                                                                        82
                       (a)200  Wordcom, Inc.                                                                       6
                        3,500  Worthington Industries, Inc.                                                       58
                        4,200  WPS Resources Corp.                                                               142
                        2,200  W.R. Berkley Corp.                                                                 97
                        7,800  Xerox Corp.                                                                       576
                        2,200  York International Corp.                                                           87
                        2,200  Zions Bancorp.                                                                    100
                                                                                                       --------------
                                                                                                             193,010
                                                                                                       --------------



MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
                                                                                                       --------------
Total Common Stocks                                                                                    $     418,064
                                                                                                       --------------

Preferred Stocks (0.3%)
     Austria (0.1%)
                        3,000  Bank Austria AG                                                                   143
                        2,528  Bank Austria AG                                                                   112
                          300  Bau Holding AG                                                                     14
                        1,100  Creditanstalt Bank                                                                 62
                          200  EA-Generali AG                                                                     22
                                                                                                       --------------
                                                                                                                 353
                                                                                                       --------------

     Germany  (0.2%)
                       10,550  RWE AG                                                                            446
                        1,926  SAP AG                                                                            630
                                                                                                       --------------
                                                                                                               1,076
                                                                                                       --------------

     Italy  (0.0%)
                       81,550  Fiat S.p.A.                                                                       124
                                                                                                       --------------
Total Preferred Stocks                                                                                         1,553
                                                                                                       --------------

Investment Companies (1.7%)
     United States (1.7%)
                  (b)405,900   Latin American Discovery Fund, Inc.                                             7,281
                   (b)70,000   Morgan Stanley Africa Investment Fund, Inc.                                       805
                  (b)124,800   Morgan Stanley Asia Pacific Fund, Inc.                                            928
                                                                                                       --------------
Total Investment Companies                                                                                     9,014
                                                                                                       --------------

Rights   (0.0%)
     Spain  (0.0%)
                      (a)264   ACS S.A., expiring  1/11/98                                                        -
                                                                                                       --------------
Total Rights                                                                                                      -
                                                                                                       --------------

Warrants   (0.0%)
     France  (0.0%)
                      (a)320   Casino Guichard Perrachon, expiring 12/31/99                                        7
                    (a)5,623   Cie Generale des Eaux, expiring 5/2/01                                              4
                        (a)5   Sodexho S.A., expiring 6/7/04                                                       1
                                                                                                       --------------
                                                                                                                  12
                                                                                                       --------------
     Hong Kong  (0.0%)
                      (a)585   Peregine Investment Holdings Ltd., expiring 5/15/98                                -

     Italy  (0.0%)
                    (a)2,313   La Rinascente S.p.A., expiring 12/31/99                                             1
                    (a)2,891   La Rinascente S.p.A., expiring 12/31/99                                             3
                                                                                                       --------------
                                                                                                                   4
                                                                                                       --------------

     Switzerland  (0.0%)
                       (a)45   Roche Holdings, expiring 5/5/98                                                     5


MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                              Value (000)
                                                                                                      --------------
Total Warrants                                                                                        $           21
                                                                                                      --------------

Covertible Debentures   (0.0%)
     France  (0.0%)
FRF                        32  Casino Guichard Perrachon 4.50%, 7/12/01                                           18
                           29  Sanofi S.A. 4.00%, 1/1/00                                                          35
                           53  Simco S.A. 3.25%, 1/1/06                                                           46
                            1  Sodexho S.A.  6.00%, 6/7/04                                                         4
                                                                                                       --------------
                                                                                                                 103
                                                                                                       --------------

     Italy  (0.0%)
ITL                    18,504  Mediobanca S.p.A. 4.50%, 1/1/00                                                    10
                        2,125  Mediobanca S.p.A. 6.00%, 12/31/02                                                   2
                                                                                                       --------------
                                                                                                                  12
                                                                                                       --------------

                                                                                                       --------------
Total Covertible Debentures                                                                                      115
                                                                                                       --------------
Total Foreign & U.S. Securities (82.8%) (Cost $390,044)                                                      428,767
                                                                                                       --------------

Repurchase Agreements (15.3%)
                       32,681  Chase Securities, Inc., 5.95%, dated 12/31/97 due
                                    1/2/98, to be repurchased at $32,692, collateralized
                                    by $33,050 U.S. Treasury Bonds, 5.250%, due
                                    1/31/01                                                                   32,681
                       46,132  State Street Bank and Trust, 5.00%, dated 12/31/97 due
                                    1/2/98, to be repurchased at $46,145, collateralized
                                    by $46,710 U.S. Treasury Notes, 5.625%, due
                                    10/31/99                                                                  46,132
                                                                                                       --------------
Total Repurchase Agreements                                                                                   78,813
                                                                                                       --------------

Foreign Currency  (0.1%)
AUD                        28  Australian Dollar                                                                  18
ATS                         5  Austrian Schilling                                                                  -
GBP                         6  British Pound                                                                       9
CAD                        77  Canadian Dollar                                                                    54
DKK                         5  Danish Krone                                                                        -
DEM                        90  German Mark                                                                        50
HUF                     1,078  Hungarian Forint                                                                    5
IDR                    99,571  Indonesian Rupiah                                                                  18
ITL                   348,263  Italian Lira                                                                      197
JPY                    11,260  Japanese Yen                                                                       86
MYR                        12  Malasian Ringit                                                                     3
NLG                        31  Netherlands Guilder                                                                15
PTE                     1,397  Portuguese Escudo                                                                   8
SGD                        49  Singapore Dollar                                                                   29
ESP                     6,353  Spanish Peseta                                                                     42
SEK                       209  Swedish Krona                                                                      26
THB                     1,717  Thailand Baht                                                                      36
                                                                                                       --------------
Total Foreign Currency                                                                                           596
                                                                                                       --------------

MS GLOBAL EQUITY ALLOCATION FUND - VKAC GLOBAL EQUITY FUND
PROFORMA COMBINED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997
(Unaudited)

                    Shares                                                                             Value (000)
Other Assets in Excess of Liabilities  (1.8%)                                                          $       9,535
                                                                                                       --------------
Net Assets (100%)                                                                                      $     517,711
                                                                                                       ==============


(a)-   Non-income producing security.
(b)-   The fund is advised by an affiliate.
ADR -  American Depositary Receipt.
NCS -  Non Convertible Shares.

                                     PART C

                           MORGAN STANLEY FUND, INC.
                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Reference is made to Article SEVEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1   (a)  Articles of Amendment and Restatement. (1)
    (b)  Articles Supplementary (adding Registrant's High Yield, U.S.
         Real Estate and Japanese Equity Funds) to the Amended and
         Restated Articles of Incorporation.(2)
    (c)  Articles Supplementary (adding Registrant's Government
         Obligations Money Market and Tax-Free Money Market Funds) to
         the Amended and Restated Articles of Incorporation.(2)
    (d)  Articles Supplementary (adding Registrant's Global Equity,
         Emerging Market Debt, Mid Cap Growth, Equity Growth and
         Value Funds) to the Amended and Restated Articles of
         Incorporation.(3)
2        Amended and Restated By-Laws.(1)
3        Not applicable.
4        Form of Agreement and Plan of Reorganization for Van Kampen
         American Capital Global Equity Fund and Morgan Stanley
         Global Equity Allocation Fund.+
5        Form of Specimen Securities for shares of the Money Market
         Fund ("Money Market Specimen"). The Specimen Securities for
         the remaining Funds have been omitted because they are
         substantially identical to the Money Market Specimen and
         differ from the Money Market Specimen only in references to the Fund and amount of authorized shares to which the
         Specimen relates.(5)
6   (a)  Form of Investment Advisory Agreement between Registrant and
         Van Kampen American Capital Investment Advisory Corp.(5)
    (b)  Form of Investment Sub-Advisory Agreement between Van Kampen
         American Capital Investment Advisory Corp. and Morgan
         Stanley Asset Management Inc.(5)
    (c)  Form of Investment Sub-Advisory Agreement between Van Kampen
         American Capital Investment Advisory Corp. and Miller
         Anderson & Sherrerd, LLP.(5)
7        Distribution Agreement between Registrant and Van Kampen
         American Capital Distributors, Inc.(3)
8        Not applicable.
9   (a)  Registrant's Mutual Fund Custody Agreement with the Chase
         Manhattan Bank, N.A.(4)
    (b)  Registrant's Global Custody Agreement with Morgan Stanley
         Trust Company.(4)

    (c)  Registrant's Custody Agreement with PNC Bank, N.A. (with respect to the Money Market
         Funds).(2)
10  (a)  Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for shares of the
         Money Market Fund ("Money Market Plan"). The following Rule 12b-1 distribution plan has been omitted because it is substantially identical to the Money Market Plan and differs from the Money Market Plan only in references to the Fund to which the plan relates: Government Obligations Money Market Fund.(3)
    (b)  Form of Plan of Distribution Pursuant to Rule 12b-1 for shares of the Tax-Free Money
         Market Fund.(3)
    (c)  Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares (the "Class A
         Plan") of the Global Fixed Income Fund. The following plans have been omitted because they are substantially identical to the Class A Plan and differ from the
         Class A Plan only in references to the Fund to which the plan relates: Asian Growth,
         Small Cap Value Equity (currently the American Value Fund), Worldwide High Income,
         Emerging Markets, Latin American, Global Equity Allocation, High Yield, U.S. Real
         Estate, International Magnum and Aggressive Equity Funds.(3)
    (d)  Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares (the "Class A
         Plan") of the Japanese Equity Fund. The following plans have been omitted because they are substantially identical to the Class A Plan and differ from the Class A
         Plan only in references to the Fund to which the plan relates: European Equity,
         Growth and Income, Global Equity, Emerging Markets Debt, Mid Cap Growth, Equity
         Growth and Value Funds.(3)
    (e)  Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for Class B and
         Class C shares (the "Class B and Class C Plan") of the Global Fixed Income, Asian
         Growth, Small Cap Value Equity (currently the American Value Fund), Worldwide High
         Income, Emerging Markets, Latin American, Global Equity Allocation, High Yield, U.S.
         Real Estate, International Magnum, Aggressive Equity, Global Equity, Emerging
         Markets Debt, Mid Cap Growth, Equity Growth and Value Funds.(3)
    (f)  Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B and Class C shares
         (the "Class B and Class C Plan") relating to the Japanese Equity, European Equity and Growth and Income Funds.(3)
    (g)  Registrant's Rule 18f-3 Multiple Class Plan.(3)
11       Opinion of Counsel.+
12       Tax Opinion of Counsel.+
13  (a)  Administration Agreement between Registrant and Morgan Stanley Asset Management
         Inc.(4) and as amended by Addendum to such Agreement. (1)
    (b)  Form of Assignment and Assumption Agreement (Administration Agreement) between Van
         Kampen American Capital Investment Advisory Corp. and Morgan Stanley Asset
         Management Inc.(5)
    (c)  Administration Agreement between Registrant and Miller Anderson & Sherrerd, LLP.(3)
    (d)  Form of Assignment and Assumption Agreement (Administration Agreement) between Van
         Kampen American Capital Investment Advisory Corp. and Miller Anderson & Sherrerd,
         LLP.(5)
    (e)  Sub-Administration Agreement between Morgan Stanley Asset Management Inc. and The
         Chase Manhattan Bank.(3)
    (f)  Form of Assignment and Assumption Agreement (Sub-Administration Agreement) between
         Van Kampen American Capital Investment Advisory Corp. and Morgan Stanley Asset
         Management Inc.(5)
    (g)  Sub-Administration Agreement between Miller Anderson & Sherrerd, LLP and The Chase
         Manhattan Bank.(3)

    (h)  Form of Assignment and Assumption Agreement (Sub-Administration Agreement) between Van
         Kampen American Capital Investment Advisory Corp. and Miller Anderson & Sherrerd,
         LLP.(5)
    (i)  Amended Schedule A and Amended Administration Agreement between Registrant and Morgan
         Stanley Asset Management Inc. with respect to the Asian Growth Fund and Small Cap
         Value Equity Fund (currently the American Value Fund).(4)
    (j)  Form of Sub-Transfer Agency Agreement between Van Kampen American Capital Investment
         Advisory Corp. and PFPC, Inc.(5)
    (k)  Sub-Transfer Agency Agreement between Morgan Stanley Asset Management Inc. and ACCESS
         Investor Services, Inc.(3)
    (l)  Form of Assignment and Assumption Agreement (Sub-Transfer Agency Agreement) between
         Van Kampen American Capital Investment Advisory Corp. and Morgan Stanley Asset
         Management Inc.(5)
    (m)  Sub-Transfer Agency Agreement between Miller Anderson & Sherrerd, LLP and ACCESS
         Investor Services, Inc.(3)
    (n)  Form of Assignment and Assumption Agreement (Sub-Transfer Agency Agreement) between
         Van Kampen American Capital Investment Advisory Corp. and Miller Anderson & Sherrerd,
         LLP.(5)
14       Consent of Price Waterhouse LLP+
15       Not Applicable.
16       Powers of Attorney.(5)
17  (a)  Form of Proxy Card.*
17  (b)  Prospectus of Van Kampen American Capital Global Equity Fund.+

-------------------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 18, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on December 31, 1996.

(4) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 30, 1995.

(5) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on August 29, 1997.

  * Filed herewith.

  + To be filed by amendment.

ITEM 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakbrook Terrace and State of Illinois, on February 23, 1998.

                                          MORGAN STANLEY FUND, INC.

                                          By:     /s/ RONALD A. NYBERG
                                            ------------------------------------
                                                      Ronald A. Nyberg
                                                Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 SIGNATURE                                            TITLE
                 ---------                                            -----

            /s/ WAYNE W. WHALEN*                   Director (Chairman)
--------------------------------------------
              Wayne W. Whalen

           /s/ J. MILES BRANAGAN*                  Director
--------------------------------------------
             J. Miles Branagan

         /s/ RICHARD M. DEMARTINI*                 Director
--------------------------------------------
            Richard M. DeMartini

          /s/ LINDA HUTTON HEAGY*                  Director
--------------------------------------------
             Linda Hutton Heagy

           /s/ R. CRAIG KENNEDY*                   Director
--------------------------------------------
              R. Craig Kennedy

            /s/ JACK E. NELSON*                    Director
--------------------------------------------
               Jack E. Nelson

             /s/ DON G. POWELL*                    Director
--------------------------------------------
               Don G. Powell

            /s/ PHILLIP ROONEY*                    Director
--------------------------------------------
               Phillip Rooney

                 SIGNATURE                                            TITLE
                 ---------                                            -----
            /s/ FERNANDO SISTO*                    Director
--------------------------------------------
               Fernando Sisto

          /s/ EDWARD C. WOOD, III*                 Chief Financial Officer and Vice President
--------------------------------------------
            Edward C. Wood, III

          /s/ DENNIS J. MCDONNELL*                 Principal Executive Officer and President
--------------------------------------------
            Dennis J. McDonnell

------------------------------------
*Signed by Ronald A. Nyberg pursuant
to a power of attorney.

By:     /s/ RONALD A. NYBERG                                   February 23, 1998
------------------------------------
          Ronald A. Nyberg
          Attorney-In-Fact

                       SCHEDULE OF EXHIBITS TO FORM N-14

EXHIBIT                            DESCRIPTION
-------                            -----------
  17(a)    Form of Proxy Card